UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2010 Portfolio℠ VIP Investor Freedom 2010 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2010 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$55,964,842
Number of Holdings	15
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	38.1
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Investor Class	10.0
VIP Emerging Markets Portfolio - Investor Class	6.6
VIP Growth Portfolio - Investor Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Growth & Income Portfolio - Investor Class	2.5
Fidelity International Bond Index Fund	2.4
VIP Contrafund Portfolio - Investor Class	2.2
VIP Equity Income Portfolio - Investor Class	1.8
85.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916094.100    1496-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class

This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 9	0.18%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$189,335,510
Number of Holdings	21
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.9
Fidelity Total Bond Fund	16.8
iShares Core S&P 500 ETF	10.8
iShares Core MSCI EAFE ETF	7.8
Fidelity Emerging Markets Fund	7.7
Fidelity Overseas Fund	6.5
Fidelity Enhanced International ETF	3.9
Fidelity International Value Fund	3.7
Fidelity Contrafund	2.5
Fidelity Low-Priced Stock Fund	2.0
92.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916153.100    2520-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2020 Portfolio℠ VIP Investor Freedom 2020 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2020 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$181,756,954
Number of Holdings	15
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	31.1
VIP Overseas Portfolio - Investor Class	15.2
Fidelity Inflation-Protected Bond Index Fund	13.5
VIP Emerging Markets Portfolio - Investor Class	8.8
VIP Growth Portfolio - Investor Class	6.9
VIP Growth & Income Portfolio - Investor Class	4.6
VIP Contrafund Portfolio - Investor Class	4.1
VIP Equity Income Portfolio - Investor Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
Fidelity International Bond Index Fund	3.0
93.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916096.100    1498-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$706,024,127
Number of Holdings	32
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.6
Fidelity Total Bond Fund	23.5
VIP Stock Selector All Cap Portfolio - Investor Class	10.9
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	1.9
Fidelity Floating Rate High Income Fund	1.3
iShares Core S&P 500 ETF	1.3
Fidelity Hedged Equity Fund	1.3
Fidelity Emerging Markets Discovery Fund	1.1
Fidelity High Income Fund	0.8
68.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916105.100    1585-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.42%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.4
Ginnie Mae II Pool	6.1
Fannie Mae Mortgage pass-thru certificates	5.6
Uniform Mortgage Backed Securities	5.2
Freddie Mac Gold Pool	2.9
JPMorgan Chase & Co	1.4
Bank of America Corp	1.2
Morgan Stanley	1.0
Petroleos Mexicanos	1.0
67.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915992.100    1460-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$329,641,161
Number of Holdings	14
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	22.5
VIP Investment Grade Bond II Portfolio - Initial Class	12.3
VIP Emerging Markets Portfolio - Initial Class	11.7
VIP Growth Portfolio - Initial Class	11.3
VIP Growth & Income Portfolio - Initial Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Contrafund Portfolio - Initial Class	6.8
VIP Equity-Income Portfolio - Initial Class	5.5
Fidelity Inflation-Protected Bond Index Fund	4.2
VIP Value Portfolio - Initial Class	3.9
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916131.100    2159-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,288,800
Number of Holdings	13
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916191.100    3362-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,203,049,276
Number of Holdings	33
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	38.2
VIP Investment Grade Bond II Portfolio - Investor Class	10.0
Fidelity Total Bond Fund	10.0
Fidelity Overseas Fund	8.4
Fidelity Emerging Markets Fund	7.7
Fidelity Contrafund	2.2
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.1
Fidelity Low-Priced Stock Fund	2.0
Fidelity International Capital Appreciation Fund	1.7
84.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916112.100    1592-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$552,816,930
Number of Holdings	15
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	31.1
VIP Overseas Portfolio - Initial Class	15.2
Fidelity Inflation-Protected Bond Index Fund	13.5
VIP Emerging Markets Portfolio - Initial Class	8.8
VIP Growth Portfolio - Initial Class	6.9
VIP Growth & Income Portfolio - Initial Class	4.6
VIP Contrafund Portfolio - Initial Class	4.1
VIP Equity-Income Portfolio - Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
Fidelity International Bond Index Fund	3.0
93.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916082.100    1430-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 36	0.71%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.0
Financials	12.5
Industrials	8.7
Health Care	8.3
Consumer Discretionary	7.8
Communication Services	5.3
Consumer Staples	3.5
Energy	2.9
Materials	2.6
Real Estate	1.6
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.0
Microsoft Corp	3.4
Apple Inc	2.2
US Treasury Bonds	2.0
Alphabet Inc Class A	2.0
Amazon.com Inc	2.0
Uniform Mortgage Backed Securities	2.0
NVIDIA Corp	1.9
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.2
26.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915971.100    1458-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,288,800
Number of Holdings	13
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916193.100    3368-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$903,040,010
Number of Holdings	36
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	46.3
Fidelity Overseas Fund	9.4
Fidelity Emerging Markets Fund	9.4
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
Fidelity Total Bond Fund	4.8
Fidelity Contrafund	2.6
Fidelity Low-Priced Stock Fund	2.5
Fidelity International Discovery Fund	2.4
Fidelity Enhanced International ETF	2.3
Fidelity International Capital Appreciation Fund	2.0
86.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916115.100    1595-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$17,899,657
Number of Holdings	29
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	21.9
VIP Investment Grade Bond II Portfolio - Investor Class	20.6
Fidelity Total Bond Fund	20.5
Fidelity Overseas Fund	5.3
Fidelity Emerging Markets Fund	4.6
Fidelity International Discovery Fund	1.4
iShares Core S&P 500 ETF	1.3
Fidelity Hedged Equity Fund	1.3
Fidelity Contrafund	1.2
Fidelity Floating Rate High Income Fund	1.2
79.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916218.100    6994-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2015 Portfolio℠ VIP Investor Freedom 2015 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2015 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$91,107,646
Number of Holdings	15
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	35.1
Fidelity Inflation-Protected Bond Index Fund	14.4
VIP Overseas Portfolio - Investor Class	12.6
VIP Emerging Markets Portfolio - Investor Class	7.7
VIP Growth Portfolio - Investor Class	5.2
VIP Growth & Income Portfolio - Investor Class	3.5
VIP Contrafund Portfolio - Investor Class	3.2
Fidelity International Bond Index Fund	2.7
VIP Equity Income Portfolio - Investor Class	2.6
Fidelity Long-Term Treasury Bond Index Fund	2.6
89.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916095.100    1497-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$18,954,876
Number of Holdings	13
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916185.100    3360-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.90%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.0
Financials	12.5
Industrials	8.7
Health Care	8.3
Consumer Discretionary	7.8
Communication Services	5.3
Consumer Staples	3.5
Energy	2.9
Materials	2.6
Real Estate	1.6
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.0
Microsoft Corp	3.4
Apple Inc	2.2
US Treasury Bonds	2.0
Alphabet Inc Class A	2.0
Amazon.com Inc	2.0
Uniform Mortgage Backed Securities	2.0
NVIDIA Corp	1.9
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.2
26.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915973.100    364-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$552,816,930
Number of Holdings	15
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	31.1
VIP Overseas Portfolio - Initial Class	15.2
Fidelity Inflation-Protected Bond Index Fund	13.5
VIP Emerging Markets Portfolio - Initial Class	8.8
VIP Growth Portfolio - Initial Class	6.9
VIP Growth & Income Portfolio - Initial Class	4.6
VIP Contrafund Portfolio - Initial Class	4.1
VIP Equity-Income Portfolio - Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
Fidelity International Bond Index Fund	3.0
93.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916083.100    1431-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 32	0.62%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.0
Financials	12.5
Industrials	8.7
Health Care	8.3
Consumer Discretionary	7.8
Communication Services	5.3
Consumer Staples	3.5
Energy	2.9
Materials	2.6
Real Estate	1.6
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.0
Microsoft Corp	3.4
Apple Inc	2.2
US Treasury Bonds	2.0
Alphabet Inc Class A	2.0
Amazon.com Inc	2.0
Uniform Mortgage Backed Securities	2.0
NVIDIA Corp	1.9
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.2
26.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915972.100    159-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$176,616,442
Number of Holdings	13
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916137.100    2165-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$376,247,344
Number of Holdings	14
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.2
VIP Overseas Portfolio - Initial Class	17.6
Fidelity Inflation-Protected Bond Index Fund	12.3
VIP Emerging Markets Portfolio - Initial Class	9.7
VIP Growth Portfolio - Initial Class	8.3
Fidelity Long-Term Treasury Bond Index Fund	6.2
VIP Growth & Income Portfolio - Initial Class	5.6
VIP Contrafund Portfolio - Initial Class	5.0
VIP Equity-Income Portfolio - Initial Class	4.1
Fidelity International Bond Index Fund	2.9
92.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916086.100    1434-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,160,329,251
Number of Holdings	35
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	27.3
VIP Investment Grade Bond II Portfolio - Investor Class	17.6
Fidelity Total Bond Fund	17.6
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.8
Fidelity Enhanced International ETF	2.0
Fidelity International Discovery Fund	1.6
Fidelity Contrafund	1.5
Fidelity Low-Priced Stock Fund	1.4
Fidelity International Capital Appreciation Fund	1.3
82.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916109.100    1589-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2040 Portfolio℠ VIP Investor Freedom 2040 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2040 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,346,682
Number of Holdings	14
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	26.7
VIP Growth Portfolio - Investor Class	13.9
VIP Emerging Markets Portfolio - Investor Class	13.3
VIP Growth & Income Portfolio - Investor Class	9.3
VIP Contrafund Portfolio - Investor Class	8.3
VIP Equity Income Portfolio - Investor Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Investor Class	4.7
VIP Investment Grade Bond II Portfolio - Investor Class	2.6
VIP Value Strategies Portfolio - Investor Class	2.4
94.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916207.100    6575-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,203,049,276
Number of Holdings	33
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	38.2
VIP Investment Grade Bond II Portfolio - Investor Class	10.0
Fidelity Total Bond Fund	10.0
Fidelity Overseas Fund	8.4
Fidelity Emerging Markets Fund	7.7
Fidelity Contrafund	2.2
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.1
Fidelity Low-Priced Stock Fund	2.0
Fidelity International Capital Appreciation Fund	1.7
84.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916111.100    1591-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$376,247,344
Number of Holdings	14
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.2
VIP Overseas Portfolio - Initial Class	17.6
Fidelity Inflation-Protected Bond Index Fund	12.3
VIP Emerging Markets Portfolio - Initial Class	9.7
VIP Growth Portfolio - Initial Class	8.3
Fidelity Long-Term Treasury Bond Index Fund	6.2
VIP Growth & Income Portfolio - Initial Class	5.6
VIP Contrafund Portfolio - Initial Class	5.0
VIP Equity-Income Portfolio - Initial Class	4.1
Fidelity International Bond Index Fund	2.9
92.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916084.100    1432-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$903,040,010
Number of Holdings	36
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	46.3
Fidelity Overseas Fund	9.4
Fidelity Emerging Markets Fund	9.4
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
Fidelity Total Bond Fund	4.8
Fidelity Contrafund	2.6
Fidelity Low-Priced Stock Fund	2.5
Fidelity International Discovery Fund	2.4
Fidelity Enhanced International ETF	2.3
Fidelity International Capital Appreciation Fund	2.0
86.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916114.100    1594-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$320,584,994
Number of Holdings	14
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.7
VIP Growth Portfolio - Initial Class	13.8
VIP Emerging Markets Portfolio - Initial Class	13.4
VIP Growth & Income Portfolio - Initial Class	9.3
VIP Contrafund Portfolio - Initial Class	8.3
VIP Equity-Income Portfolio - Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	4.7
VIP Investment Grade Bond II Portfolio - Initial Class	2.6
VIP Value Strategies Portfolio - Initial Class	2.4
94.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916134.100    2162-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2045 Portfolio℠ VIP Investor Freedom 2045 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2045 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,048,339
Number of Holdings	13
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	28.5
VIP Growth Portfolio - Investor Class	14.7
VIP Emerging Markets Portfolio - Investor Class	14.0
VIP Growth & Income Portfolio - Investor Class	9.9
VIP Contrafund Portfolio - Investor Class	8.8
VIP Equity Income Portfolio - Investor Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.5
VIP Mid Cap Portfolio - Investor Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916208.100    6576-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.09%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$22,731,798
Number of Holdings	14
Portfolio Turnover	61%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916189.100    3365-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,160,329,251
Number of Holdings	35
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	27.3
VIP Investment Grade Bond II Portfolio - Investor Class	17.6
Fidelity Total Bond Fund	17.6
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.8
Fidelity Enhanced International ETF	2.0
Fidelity International Discovery Fund	1.6
Fidelity Contrafund	1.5
Fidelity Low-Priced Stock Fund	1.4
Fidelity International Capital Appreciation Fund	1.3
82.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916107.100    1587-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2025 Portfolio℠ VIP Freedom 2025 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$376,247,344
Number of Holdings	14
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	21.2
VIP Overseas Portfolio - Initial Class	17.6
Fidelity Inflation-Protected Bond Index Fund	12.3
VIP Emerging Markets Portfolio - Initial Class	9.7
VIP Growth Portfolio - Initial Class	8.3
Fidelity Long-Term Treasury Bond Index Fund	6.2
VIP Growth & Income Portfolio - Initial Class	5.6
VIP Contrafund Portfolio - Initial Class	5.0
VIP Equity-Income Portfolio - Initial Class	4.1
Fidelity International Bond Index Fund	2.9
92.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916085.100    1433-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$320,584,994
Number of Holdings	14
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.7
VIP Growth Portfolio - Initial Class	13.8
VIP Emerging Markets Portfolio - Initial Class	13.4
VIP Growth & Income Portfolio - Initial Class	9.3
VIP Contrafund Portfolio - Initial Class	8.3
VIP Equity-Income Portfolio - Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	4.7
VIP Investment Grade Bond II Portfolio - Initial Class	2.6
VIP Value Strategies Portfolio - Initial Class	2.4
94.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916135.100    2163-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$157,004,633
Number of Holdings	13
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916140.100    2168-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom Lifetime Income® II Portfolio VIP Freedom Lifetime Income® II Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® II Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® II Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$25,997,122
Number of Holdings	15
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	37.3
Fidelity Inflation-Protected Bond Index Fund	15.0
VIP Overseas Portfolio - Investor Class	10.6
VIP Emerging Markets Portfolio - Investor Class	6.9
VIP Growth Portfolio - Investor Class	4.1
VIP Growth & Income Portfolio - Investor Class	2.7
Fidelity Long-Term Treasury Bond Index Fund	2.5
Fidelity International Bond Index Fund	2.4
VIP Contrafund Portfolio - Investor Class	2.4
VIP Equity Income Portfolio - Investor Class	2.0
85.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916091.100    1493-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$706,024,127
Number of Holdings	32
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.6
Fidelity Total Bond Fund	23.5
VIP Stock Selector All Cap Portfolio - Investor Class	10.9
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	1.9
Fidelity Floating Rate High Income Fund	1.3
iShares Core S&P 500 ETF	1.3
Fidelity Hedged Equity Fund	1.3
Fidelity Emerging Markets Discovery Fund	1.1
Fidelity High Income Fund	0.8
68.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916104.100    1584-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Target Volatility Portfolio VIP Target Volatility Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Target Volatility Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 17	0.33%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$189,335,510
Number of Holdings	21
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	30.9
Fidelity Total Bond Fund	16.8
iShares Core S&P 500 ETF	10.8
iShares Core MSCI EAFE ETF	7.8
Fidelity Emerging Markets Fund	7.7
Fidelity Overseas Fund	6.5
Fidelity Enhanced International ETF	3.9
Fidelity International Value Fund	3.7
Fidelity Contrafund	2.5
Fidelity Low-Priced Stock Fund	2.0
92.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916154.100    2521-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$58,678,683
Number of Holdings	15
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	35.1
Fidelity Inflation-Protected Bond Index Fund	14.4
VIP Overseas Portfolio - Initial Class	12.6
VIP Emerging Markets Portfolio - Initial Class	7.7
VIP Growth Portfolio - Initial Class	5.2
VIP Growth & Income Portfolio - Initial Class	3.5
VIP Contrafund Portfolio - Initial Class	3.2
Fidelity International Bond Index Fund	2.7
VIP Equity-Income Portfolio - Initial Class	2.6
Fidelity Long-Term Treasury Bond Index Fund	2.6
89.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916079.100    1427-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 12	0.24%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$821,883,192
Number of Holdings	2,765
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.6
Fannie Mae Mortgage pass-thru certificates	10.2
US Treasury Bonds	8.6
Freddie Mac Gold Pool	8.5
Ginnie Mae II Pool	5.1
Freddie Mac Multifamily Structured Pass Through Certificates	1.0
Bank of America Corp	0.8
Ginnie Mae I Pool	0.7
JPMorgan Chase & Co	0.7
Wells Fargo & Co	0.5
68.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916181.100    1019-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2035 Portfolio℠ VIP Investor Freedom 2035 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2035 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$13,400,607
Number of Holdings	14
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	22.5
VIP Investment Grade Bond II Portfolio - Investor Class	12.3
VIP Emerging Markets Portfolio - Investor Class	11.7
VIP Growth Portfolio - Investor Class	11.3
VIP Growth & Income Portfolio - Investor Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Contrafund Portfolio - Investor Class	6.8
VIP Equity Income Portfolio - Investor Class	5.5
Fidelity Inflation-Protected Bond Index Fund	4.2
VIP Value Portfolio - Investor Class	3.9
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916206.100    6574-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$17,899,657
Number of Holdings	29
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	21.9
VIP Investment Grade Bond II Portfolio - Investor Class	20.6
Fidelity Total Bond Fund	20.5
Fidelity Overseas Fund	5.3
Fidelity Emerging Markets Fund	4.6
Fidelity International Discovery Fund	1.4
iShares Core S&P 500 ETF	1.3
Fidelity Hedged Equity Fund	1.3
Fidelity Contrafund	1.2
Fidelity Floating Rate High Income Fund	1.2
79.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916213.100    6992-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$329,641,161
Number of Holdings	14
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	22.5
VIP Investment Grade Bond II Portfolio - Initial Class	12.3
VIP Emerging Markets Portfolio - Initial Class	11.7
VIP Growth Portfolio - Initial Class	11.3
VIP Growth & Income Portfolio - Initial Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Contrafund Portfolio - Initial Class	6.8
VIP Equity-Income Portfolio - Initial Class	5.5
Fidelity Inflation-Protected Bond Index Fund	4.2
VIP Value Portfolio - Initial Class	3.9
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916132.100    2160-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 19	0.38%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456
What did the Fund invest in?
(as of June 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.7
8-30	8.1
31-60	7.4
61-90	5.2
91-180	8.2
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915928.100    713-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2025 Portfolio℠ VIP Investor Freedom 2025 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2025 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2025 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$215,863,243
Number of Holdings	15
Portfolio Turnover	21%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	21.2
VIP Overseas Portfolio - Investor Class	17.6
Fidelity Inflation-Protected Bond Index Fund	12.3
VIP Emerging Markets Portfolio - Investor Class	9.7
VIP Growth Portfolio - Investor Class	8.3
Fidelity Long-Term Treasury Bond Index Fund	6.2
VIP Growth & Income Portfolio - Investor Class	5.6
VIP Contrafund Portfolio - Investor Class	5.0
VIP Equity Income Portfolio - Investor Class	4.1
Fidelity International Bond Index Fund	2.9
92.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916097.100    1499-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Service Class

This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 32	0.63%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.0
Financials	9.9
Industrials	6.9
Health Care	6.8
Consumer Discretionary	6.0
Communication Services	4.0
Consumer Staples	2.8
Energy	2.4
Materials	2.3
Real Estate	1.3
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
US Treasury Bonds	3.7
Uniform Mortgage Backed Securities	3.5
Microsoft Corp	2.7
Ginnie Mae II Pool	2.3
Apple Inc	1.7
Alphabet Inc Class A	1.5
Amazon.com Inc	1.5
Freddie Mac Gold Pool	1.1
Fannie Mae Mortgage pass-thru certificates	0.5
31.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915999.100    467-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 40% Portfolio VIP FundsManager® 40% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 40% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$17,899,657
Number of Holdings	29
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	21.9
VIP Investment Grade Bond II Portfolio - Investor Class	20.6
Fidelity Total Bond Fund	20.5
Fidelity Overseas Fund	5.3
Fidelity Emerging Markets Fund	4.6
Fidelity International Discovery Fund	1.4
iShares Core S&P 500 ETF	1.3
Fidelity Hedged Equity Fund	1.3
Fidelity Contrafund	1.2
Fidelity Floating Rate High Income Fund	1.2
79.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916217.100    6993-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,660,120,093
Number of Holdings	33
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	32.8
VIP Investment Grade Bond II Portfolio - Investor Class	15.1
Fidelity Total Bond Fund	15.1
Fidelity Overseas Fund	7.1
Fidelity Emerging Markets Fund	6.7
Fidelity Contrafund	1.8
Fidelity Enhanced International ETF	1.8
Fidelity International Discovery Fund	1.8
Fidelity Low-Priced Stock Fund	1.7
Fidelity Inflation-Protected Bond Index Fund	1.5
85.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916124.100    1880-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.65%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
US Treasury Bonds	6.3
Freddie Mac Multifamily Structured Pass Through Certificates	2.9
German Federal Republic	2.8
TransDigm Inc	1.3
Energy Transfer LP	1.0
Freddie Mac Gold Pool	0.8
Fannie Mae Mortgage pass-thru certificates	0.7
Fannie Mae Guaranteed REMICS	0.7
Uber Technologies Inc	0.7
34.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916056.100    1326-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.78%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.0
Financials	9.9
Industrials	6.9
Health Care	6.8
Consumer Discretionary	6.0
Communication Services	4.0
Consumer Staples	2.8
Energy	2.4
Materials	2.3
Real Estate	1.3
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
US Treasury Bonds	3.7
Uniform Mortgage Backed Securities	3.5
Microsoft Corp	2.7
Ginnie Mae II Pool	2.3
Apple Inc	1.7
Alphabet Inc Class A	1.5
Amazon.com Inc	1.5
Freddie Mac Gold Pool	1.1
Fannie Mae Mortgage pass-thru certificates	0.5
31.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915998.100    363-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 21	0.42%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,215,681,705
Number of Holdings	5,595
Portfolio Turnover	211%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.7)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.2
US Treasury Bonds	11.7
Uniform Mortgage Backed Securities	6.1
Fannie Mae Mortgage pass-thru certificates	5.9
Ginnie Mae II Pool	5.3
Freddie Mac Gold Pool	2.8
JPMorgan Chase & Co	1.5
Bank of America Corp	1.5
Morgan Stanley	1.2
Freddie Mac Multifamily Structured Pass Through Certificates	1.2
69.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916205.100    6572-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,338,553
Number of Holdings	29
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.0
Fidelity Total Bond Fund	23.0
VIP Stock Selector All Cap Portfolio - Investor Class	16.5
Fidelity Overseas Fund	3.9
Fidelity Emerging Markets Fund	3.5
Fidelity Hedged Equity Fund	1.2
iShares Core S&P 500 ETF	1.2
Fidelity Floating Rate High Income Fund	1.2
Fidelity International Discovery Fund	1.0
Fidelity Inflation-Protected Bond Index Fund	0.9
75.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916212.100    6991-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager: Growth Portfolio VIP Asset Manager: Growth Portfolio Service Class

This semi-annual shareholder report contains information about VIP Asset Manager: Growth Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 37	0.73%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$265,025,578
Number of Holdings	23
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	18.0
Financials	12.5
Industrials	8.7
Health Care	8.3
Consumer Discretionary	7.8
Communication Services	5.3
Consumer Staples	3.5
Energy	2.9
Materials	2.6
Real Estate	1.6
Utilities	1.4

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	8.0
Microsoft Corp	3.4
Apple Inc	2.2
US Treasury Bonds	2.0
Alphabet Inc Class A	2.0
Amazon.com Inc	2.0
Uniform Mortgage Backed Securities	2.0
NVIDIA Corp	1.9
Fidelity Hedged Equity ETF	1.3
Meta Platforms Inc Class A	1.2
26.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915974.100    468-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 19	0.39%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.4
Ginnie Mae II Pool	6.1
Fannie Mae Mortgage pass-thru certificates	5.6
Uniform Mortgage Backed Securities	5.2
Freddie Mac Gold Pool	2.9
JPMorgan Chase & Co	1.4
Bank of America Corp	1.2
Morgan Stanley	1.0
Petroleos Mexicanos	1.0
67.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915993.100    155-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom Lifetime Income® I Portfolio VIP Freedom Lifetime Income® I Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® I Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® I Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,734,289
Number of Holdings	15
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	40.4
Fidelity Inflation-Protected Bond Index Fund	16.4
VIP Overseas Portfolio - Investor Class	7.9
VIP Emerging Markets Portfolio - Investor Class	5.7
VIP Growth Portfolio - Investor Class	2.3
Fidelity Long-Term Treasury Bond Index Fund	2.2
Fidelity International Bond Index Fund	2.2
VIP High Income Portfolio - Investor Class	1.7
VIP Growth & Income Portfolio - Investor Class	1.6
VIP Contrafund Portfolio - Investor Class	1.4
81.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916090.100    1492-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,660,120,093
Number of Holdings	33
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	32.8
VIP Investment Grade Bond II Portfolio - Investor Class	15.1
Fidelity Total Bond Fund	15.1
Fidelity Overseas Fund	7.1
Fidelity Emerging Markets Fund	6.7
Fidelity Contrafund	1.8
Fidelity Enhanced International ETF	1.8
Fidelity International Discovery Fund	1.8
Fidelity Low-Priced Stock Fund	1.7
Fidelity Inflation-Protected Bond Index Fund	1.5
85.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916125.100    1881-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$263,092,184
Number of Holdings	15
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	38.1
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Initial Class	10.0
VIP Emerging Markets Portfolio - Initial Class	6.6
VIP Growth Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Growth & Income Portfolio - Initial Class	2.5
Fidelity International Bond Index Fund	2.4
VIP Contrafund Portfolio - Initial Class	2.2
VIP Equity-Income Portfolio - Initial Class	1.8
85.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916075.100    1423-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$176,616,442
Number of Holdings	13
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916138.100    2166-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.68%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
US Treasury Bonds	6.3
Freddie Mac Multifamily Structured Pass Through Certificates	2.9
German Federal Republic	2.8
TransDigm Inc	1.3
Energy Transfer LP	1.0
Freddie Mac Gold Pool	0.8
Fannie Mae Mortgage pass-thru certificates	0.7
Fannie Mae Guaranteed REMICS	0.7
Uber Technologies Inc	0.7
34.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916059.100    1470-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$58,678,683
Number of Holdings	15
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	35.1
Fidelity Inflation-Protected Bond Index Fund	14.4
VIP Overseas Portfolio - Initial Class	12.6
VIP Emerging Markets Portfolio - Initial Class	7.7
VIP Growth Portfolio - Initial Class	5.2
VIP Growth & Income Portfolio - Initial Class	3.5
VIP Contrafund Portfolio - Initial Class	3.2
Fidelity International Bond Index Fund	2.7
VIP Equity-Income Portfolio - Initial Class	2.6
Fidelity Long-Term Treasury Bond Index Fund	2.6
89.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916080.100    1428-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom Lifetime Income® III Portfolio VIP Freedom Lifetime Income® III Portfolio

This semi-annual shareholder report contains information about VIP Freedom Lifetime Income® III Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Freedom Lifetime Income® III Portfolio	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$29,235,772
Number of Holdings	15
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	28.4
VIP Overseas Portfolio - Investor Class	15.9
Fidelity Inflation-Protected Bond Index Fund	12.7
VIP Emerging Markets Portfolio - Investor Class	9.0
VIP Growth Portfolio - Investor Class	7.3
VIP Growth & Income Portfolio - Investor Class	4.9
VIP Contrafund Portfolio - Investor Class	4.4
Fidelity Long-Term Treasury Bond Index Fund	4.3
VIP Equity Income Portfolio - Investor Class	3.6
Fidelity International Bond Index Fund	2.9
93.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916092.100    1494-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456
What did the Fund invest in?
(as of June 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.7
8-30	8.1
31-60	7.4
61-90	5.2
91-180	8.2
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915925.100    1455-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.90%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
US Treasury Bonds	6.3
Freddie Mac Multifamily Structured Pass Through Certificates	2.9
German Federal Republic	2.8
TransDigm Inc	1.3
Energy Transfer LP	1.0
Freddie Mac Gold Pool	0.8
Fannie Mae Mortgage pass-thru certificates	0.7
Fannie Mae Guaranteed REMICS	0.7
Uber Technologies Inc	0.7
34.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916058.100    1328-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$78,673,299
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	40.4
Fidelity Inflation-Protected Bond Index Fund	16.4
VIP Overseas Portfolio - Initial Class	7.9
VIP Emerging Markets Portfolio - Initial Class	5.7
VIP Growth Portfolio - Initial Class	2.3
Fidelity Long-Term Treasury Bond Index Fund	2.2
Fidelity International Bond Index Fund	2.2
VIP High Income Portfolio - Initial Class	1.7
VIP Growth & Income Portfolio - Initial Class	1.6
VIP Contrafund Portfolio - Initial Class	1.4
81.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916071.100    1419-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,338,553
Number of Holdings	29
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.0
Fidelity Total Bond Fund	23.0
VIP Stock Selector All Cap Portfolio - Investor Class	16.5
Fidelity Overseas Fund	3.9
Fidelity Emerging Markets Fund	3.5
Fidelity Hedged Equity Fund	1.2
iShares Core S&P 500 ETF	1.2
Fidelity Floating Rate High Income Fund	1.2
Fidelity International Discovery Fund	1.0
Fidelity Inflation-Protected Bond Index Fund	0.9
75.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916211.100    6988-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2035 Portfolio℠ VIP Freedom 2035 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2035 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$329,641,161
Number of Holdings	14
Portfolio Turnover	38%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	22.5
VIP Investment Grade Bond II Portfolio - Initial Class	12.3
VIP Emerging Markets Portfolio - Initial Class	11.7
VIP Growth Portfolio - Initial Class	11.3
VIP Growth & Income Portfolio - Initial Class	7.6
Fidelity Long-Term Treasury Bond Index Fund	7.0
VIP Contrafund Portfolio - Initial Class	6.8
VIP Equity-Income Portfolio - Initial Class	5.5
Fidelity Inflation-Protected Bond Index Fund	4.2
VIP Value Portfolio - Initial Class	3.9
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916133.100    2161-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$739,905,870
Number of Holdings	14
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	19.5
VIP Investment Grade Bond II Portfolio - Initial Class	18.4
VIP Emerging Markets Portfolio - Initial Class	10.4
VIP Growth Portfolio - Initial Class	9.4
Fidelity Inflation-Protected Bond Index Fund	8.6
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Growth & Income Portfolio - Initial Class	6.4
VIP Contrafund Portfolio - Initial Class	5.7
VIP Equity-Income Portfolio - Initial Class	4.6
VIP Value Portfolio - Initial Class	3.2
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916087.100    1435-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Investor Class

This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 31	0.61%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.0
Financials	9.9
Industrials	6.9
Health Care	6.8
Consumer Discretionary	6.0
Communication Services	4.0
Consumer Staples	2.8
Energy	2.4
Materials	2.3
Real Estate	1.3
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
US Treasury Bonds	3.7
Uniform Mortgage Backed Securities	3.5
Microsoft Corp	2.7
Ginnie Mae II Pool	2.3
Apple Inc	1.7
Alphabet Inc Class A	1.5
Amazon.com Inc	1.5
Freddie Mac Gold Pool	1.1
Fannie Mae Mortgage pass-thru certificates	0.5
31.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915996.100    1457-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 27	0.53%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456
What did the Fund invest in?
(as of June 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.7
8-30	8.1
31-60	7.4
61-90	5.2
91-180	8.2
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915927.100    359-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2050 Portfolio℠ VIP Investor Freedom 2050 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2050 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$5,069,187
Number of Holdings	13
Portfolio Turnover	42%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	28.5
VIP Growth Portfolio - Investor Class	14.7
VIP Emerging Markets Portfolio - Investor Class	14.0
VIP Growth & Income Portfolio - Investor Class	9.9
VIP Contrafund Portfolio - Investor Class	8.8
VIP Equity Income Portfolio - Investor Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Investor Class	5.1
VIP Value Strategies Portfolio - Investor Class	2.5
VIP Mid Cap Portfolio - Investor Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916209.100    6577-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Bond Index Portfolio VIP Bond Index Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 7	0.14%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$821,883,192
Number of Holdings	2,765
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.6
Fannie Mae Mortgage pass-thru certificates	10.2
US Treasury Bonds	8.6
Freddie Mac Gold Pool	8.5
Ginnie Mae II Pool	5.1
Freddie Mac Multifamily Structured Pass Through Certificates	1.0
Bank of America Corp	0.8
Ginnie Mae I Pool	0.7
JPMorgan Chase & Co	0.7
Wells Fargo & Co	0.5
68.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916182.100    3078-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2040 Portfolio℠ VIP Freedom 2040 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2040 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$320,584,994
Number of Holdings	14
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	26.7
VIP Growth Portfolio - Initial Class	13.8
VIP Emerging Markets Portfolio - Initial Class	13.4
VIP Growth & Income Portfolio - Initial Class	9.3
VIP Contrafund Portfolio - Initial Class	8.3
VIP Equity-Income Portfolio - Initial Class	6.7
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Value Portfolio - Initial Class	4.7
VIP Investment Grade Bond II Portfolio - Initial Class	2.6
VIP Value Strategies Portfolio - Initial Class	2.4
94.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916136.100    2164-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$78,673,299
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	40.4
Fidelity Inflation-Protected Bond Index Fund	16.4
VIP Overseas Portfolio - Initial Class	7.9
VIP Emerging Markets Portfolio - Initial Class	5.7
VIP Growth Portfolio - Initial Class	2.3
Fidelity Long-Term Treasury Bond Index Fund	2.2
Fidelity International Bond Index Fund	2.2
VIP High Income Portfolio - Initial Class	1.7
VIP Growth & Income Portfolio - Initial Class	1.6
VIP Contrafund Portfolio - Initial Class	1.4
81.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916069.100    1417-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2045 Portfolio℠ VIP Freedom 2045 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2045 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$176,616,442
Number of Holdings	13
Portfolio Turnover	28%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916139.100    2167-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 30% Portfolio VIP FundsManager® 30% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 30% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$11,338,553
Number of Holdings	29
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.0
Fidelity Total Bond Fund	23.0
VIP Stock Selector All Cap Portfolio - Investor Class	16.5
Fidelity Overseas Fund	3.9
Fidelity Emerging Markets Fund	3.5
Fidelity Hedged Equity Fund	1.2
iShares Core S&P 500 ETF	1.2
Fidelity Floating Rate High Income Fund	1.2
Fidelity International Discovery Fund	1.0
Fidelity Inflation-Protected Bond Index Fund	0.9
75.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916210.100    6986-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 32	0.64%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.4
Ginnie Mae II Pool	6.1
Fannie Mae Mortgage pass-thru certificates	5.6
Uniform Mortgage Backed Securities	5.2
Freddie Mac Gold Pool	2.9
JPMorgan Chase & Co	1.4
Bank of America Corp	1.2
Morgan Stanley	1.0
Petroleos Mexicanos	1.0
67.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915994.100    367-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 85% Portfolio VIP FundsManager® 85% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 85% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$903,040,010
Number of Holdings	36
Portfolio Turnover	35%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	46.3
Fidelity Overseas Fund	9.4
Fidelity Emerging Markets Fund	9.4
VIP Investment Grade Bond II Portfolio - Investor Class	4.8
Fidelity Total Bond Fund	4.8
Fidelity Contrafund	2.6
Fidelity Low-Priced Stock Fund	2.5
Fidelity International Discovery Fund	2.4
Fidelity Enhanced International ETF	2.3
Fidelity International Capital Appreciation Fund	2.0
86.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916113.100    1593-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Government Money Market Portfolio VIP Government Money Market Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Government Money Market Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 14	0.27%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$8,626,160,570
Number of Holdings	456
What did the Fund invest in?
(as of June 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	67.7
8-30	8.1
31-60	7.4
61-90	5.2
91-180	8.2
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915926.100    153-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investment Grade Bond II Portfolio VIP Investment Grade Bond II Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond II Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 20	0.40%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$3,215,681,705
Number of Holdings	5,595
Portfolio Turnover	211%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.7)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.2
US Treasury Bonds	11.7
Uniform Mortgage Backed Securities	6.1
Fannie Mae Mortgage pass-thru certificates	5.9
Ginnie Mae II Pool	5.3
Freddie Mac Gold Pool	2.8
JPMorgan Chase & Co	1.5
Bank of America Corp	1.5
Morgan Stanley	1.2
Freddie Mac Multifamily Structured Pass Through Certificates	1.2
69.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916204.100    6571-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 20% Portfolio VIP FundsManager® 20% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 20% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$706,024,127
Number of Holdings	32
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	23.6
Fidelity Total Bond Fund	23.5
VIP Stock Selector All Cap Portfolio - Investor Class	10.9
Fidelity Overseas Fund	2.5
Fidelity Emerging Markets Fund	1.9
Fidelity Floating Rate High Income Fund	1.3
iShares Core S&P 500 ETF	1.3
Fidelity Hedged Equity Fund	1.3
Fidelity Emerging Markets Discovery Fund	1.1
Fidelity High Income Fund	0.8
68.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916106.100    1586-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Strategic Income Portfolio VIP Strategic Income Portfolio Service Class

This semi-annual shareholder report contains information about VIP Strategic Income Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.76%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,441,795,230
Number of Holdings	1,537
Portfolio Turnover	87%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	16.9
US Treasury Bonds	6.3
Freddie Mac Multifamily Structured Pass Through Certificates	2.9
German Federal Republic	2.8
TransDigm Inc	1.3
Energy Transfer LP	1.0
Freddie Mac Gold Pool	0.8
Fannie Mae Mortgage pass-thru certificates	0.7
Fannie Mae Guaranteed REMICS	0.7
Uber Technologies Inc	0.7
34.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916057.100    1327-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.24%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$22,731,798
Number of Holdings	14
Portfolio Turnover	61%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916190.100    3366-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Asset Manager Portfolio VIP Asset Manager Portfolio Initial Class

This semi-annual shareholder report contains information about VIP Asset Manager Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.53%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$930,114,262
Number of Holdings	25
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	14.0
Financials	9.9
Industrials	6.9
Health Care	6.8
Consumer Discretionary	6.0
Communication Services	4.0
Consumer Staples	2.8
Energy	2.4
Materials	2.3
Real Estate	1.3
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.6
US Treasury Bonds	3.7
Uniform Mortgage Backed Securities	3.5
Microsoft Corp	2.7
Ginnie Mae II Pool	2.3
Apple Inc	1.7
Alphabet Inc Class A	1.5
Amazon.com Inc	1.5
Freddie Mac Gold Pool	1.1
Fannie Mae Mortgage pass-thru certificates	0.5
31.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915997.100    156-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom Income Portfolio℠ VIP Freedom Income Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$78,673,299
Number of Holdings	15
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	40.4
Fidelity Inflation-Protected Bond Index Fund	16.4
VIP Overseas Portfolio - Initial Class	7.9
VIP Emerging Markets Portfolio - Initial Class	5.7
VIP Growth Portfolio - Initial Class	2.3
Fidelity Long-Term Treasury Bond Index Fund	2.2
Fidelity International Bond Index Fund	2.2
VIP High Income Portfolio - Initial Class	1.7
VIP Growth & Income Portfolio - Initial Class	1.6
VIP Contrafund Portfolio - Initial Class	1.4
81.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916070.100    1418-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom 2030 Portfolio℠ VIP Investor Freedom 2030 Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom 2030 Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$368,344,389
Number of Holdings	14
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Investor Class	19.5
VIP Investment Grade Bond II Portfolio - Investor Class	18.4
VIP Emerging Markets Portfolio - Investor Class	10.4
VIP Growth Portfolio - Investor Class	9.4
Fidelity Inflation-Protected Bond Index Fund	8.6
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Growth & Income Portfolio - Investor Class	6.4
VIP Contrafund Portfolio - Investor Class	5.7
VIP Equity Income Portfolio - Investor Class	4.6
VIP Value Portfolio - Investor Class	3.2
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916098.100    1501-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$263,092,184
Number of Holdings	15
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	38.1
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Initial Class	10.0
VIP Emerging Markets Portfolio - Initial Class	6.6
VIP Growth Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Growth & Income Portfolio - Initial Class	2.5
Fidelity International Bond Index Fund	2.4
VIP Contrafund Portfolio - Initial Class	2.2
VIP Equity-Income Portfolio - Initial Class	1.8
85.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916076.100    1424-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 70% Portfolio VIP FundsManager® 70% Portfolio Investor Class

This semi-annual shareholder report contains information about VIP FundsManager® 70% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,203,049,276
Number of Holdings	33
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	38.2
VIP Investment Grade Bond II Portfolio - Investor Class	10.0
Fidelity Total Bond Fund	10.0
Fidelity Overseas Fund	8.4
Fidelity Emerging Markets Fund	7.7
Fidelity Contrafund	2.2
Fidelity Enhanced International ETF	2.1
Fidelity International Discovery Fund	2.1
Fidelity Low-Priced Stock Fund	2.0
Fidelity International Capital Appreciation Fund	1.7
84.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916110.100    1590-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$739,905,870
Number of Holdings	14
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	19.5
VIP Investment Grade Bond II Portfolio - Initial Class	18.4
VIP Emerging Markets Portfolio - Initial Class	10.4
VIP Growth Portfolio - Initial Class	9.4
Fidelity Inflation-Protected Bond Index Fund	8.6
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Growth & Income Portfolio - Initial Class	6.4
VIP Contrafund Portfolio - Initial Class	5.7
VIP Equity-Income Portfolio - Initial Class	4.6
VIP Value Portfolio - Initial Class	3.2
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916088.100    1436-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2065 Portfolio℠ VIP Freedom 2065 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2065 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,288,800
Number of Holdings	13
Portfolio Turnover	71%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916192.100    3367-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2015 Portfolio℠ VIP Freedom 2015 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2015 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$58,678,683
Number of Holdings	15
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	35.1
Fidelity Inflation-Protected Bond Index Fund	14.4
VIP Overseas Portfolio - Initial Class	12.6
VIP Emerging Markets Portfolio - Initial Class	7.7
VIP Growth Portfolio - Initial Class	5.2
VIP Growth & Income Portfolio - Initial Class	3.5
VIP Contrafund Portfolio - Initial Class	3.2
Fidelity International Bond Index Fund	2.7
VIP Equity-Income Portfolio - Initial Class	2.6
Fidelity Long-Term Treasury Bond Index Fund	2.6
89.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916078.100    1426-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investor Freedom Income Portfolio℠ VIP Investor Freedom Income Portfolio℠

This semi-annual shareholder report contains information about VIP Investor Freedom Income Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investor Freedom Income Portfolio℠	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$76,699,744
Number of Holdings	15
Portfolio Turnover	22%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Investor Class	40.5
Fidelity Inflation-Protected Bond Index Fund	16.4
VIP Overseas Portfolio - Investor Class	7.9
VIP Emerging Markets Portfolio - Investor Class	5.7
VIP Growth Portfolio - Investor Class	2.3
Fidelity Long-Term Treasury Bond Index Fund	2.2
Fidelity International Bond Index Fund	2.2
VIP High Income Portfolio - Investor Class	1.7
VIP Growth & Income Portfolio - Investor Class	1.6
VIP Contrafund Portfolio - Investor Class	1.4
81.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916099.100    1502-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2010 Portfolio℠ VIP Freedom 2010 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2010 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$263,092,184
Number of Holdings	15
Portfolio Turnover	23%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	38.1
Fidelity Inflation-Protected Bond Index Fund	15.5
VIP Overseas Portfolio - Initial Class	10.0
VIP Emerging Markets Portfolio - Initial Class	6.6
VIP Growth Portfolio - Initial Class	3.6
Fidelity Long-Term Treasury Bond Index Fund	2.5
VIP Growth & Income Portfolio - Initial Class	2.5
Fidelity International Bond Index Fund	2.4
VIP Contrafund Portfolio - Initial Class	2.2
VIP Equity-Income Portfolio - Initial Class	1.8
85.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916077.100    1425-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 60% Portfolio VIP FundsManager® 60% Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP FundsManager® 60% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$6,660,120,093
Number of Holdings	33
Portfolio Turnover	24%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	32.8
VIP Investment Grade Bond II Portfolio - Investor Class	15.1
Fidelity Total Bond Fund	15.1
Fidelity Overseas Fund	7.1
Fidelity Emerging Markets Fund	6.7
Fidelity Contrafund	1.8
Fidelity Enhanced International ETF	1.8
Fidelity International Discovery Fund	1.8
Fidelity Low-Priced Stock Fund	1.7
Fidelity Inflation-Protected Bond Index Fund	1.5
85.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916126.100    1882-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$157,004,633
Number of Holdings	13
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916142.100    2170-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.24%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$18,954,876
Number of Holdings	13
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916187.100    3364-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2030 Portfolio℠ VIP Freedom 2030 Portfolio℠ Service Class 2

This semi-annual shareholder report contains information about VIP Freedom 2030 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$739,905,870
Number of Holdings	14
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	19.5
VIP Investment Grade Bond II Portfolio - Initial Class	18.4
VIP Emerging Markets Portfolio - Initial Class	10.4
VIP Growth Portfolio - Initial Class	9.4
Fidelity Inflation-Protected Bond Index Fund	8.6
Fidelity Long-Term Treasury Bond Index Fund	6.6
VIP Growth & Income Portfolio - Initial Class	6.4
VIP Contrafund Portfolio - Initial Class	5.7
VIP Equity-Income Portfolio - Initial Class	4.6
VIP Value Portfolio - Initial Class	3.2
92.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916089.100    1437-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Bond Index Portfolio VIP Bond Index Portfolio Service Class 2

This semi-annual shareholder report contains information about VIP Bond Index Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 19	0.39%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$821,883,192
Number of Holdings	2,765
Portfolio Turnover	57%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.6
Fannie Mae Mortgage pass-thru certificates	10.2
US Treasury Bonds	8.6
Freddie Mac Gold Pool	8.5
Ginnie Mae II Pool	5.1
Freddie Mac Multifamily Structured Pass Through Certificates	1.0
Bank of America Corp	0.8
Ginnie Mae I Pool	0.7
JPMorgan Chase & Co	0.7
Wells Fargo & Co	0.5
68.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916183.100    3079-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2020 Portfolio℠ VIP Freedom 2020 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2020 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$552,816,930
Number of Holdings	15
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Investment Grade Bond II Portfolio - Initial Class	31.1
VIP Overseas Portfolio - Initial Class	15.2
Fidelity Inflation-Protected Bond Index Fund	13.5
VIP Emerging Markets Portfolio - Initial Class	8.8
VIP Growth Portfolio - Initial Class	6.9
VIP Growth & Income Portfolio - Initial Class	4.6
VIP Contrafund Portfolio - Initial Class	4.1
VIP Equity-Income Portfolio - Initial Class	3.4
Fidelity Long-Term Treasury Bond Index Fund	3.0
Fidelity International Bond Index Fund	3.0
93.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916081.100    1429-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2060 Portfolio℠ VIP Freedom 2060 Portfolio℠ Initial Class

This semi-annual shareholder report contains information about VIP Freedom 2060 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$22,731,798
Number of Holdings	14
Portfolio Turnover	61%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916188.100    3361-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Investment Grade Bond Portfolio VIP Investment Grade Bond Portfolio Service Class

This semi-annual shareholder report contains information about VIP Investment Grade Bond Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 24	0.49%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,215,966,857
Number of Holdings	2,275
Portfolio Turnover	217%
What did the Fund invest in?
(as of June 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	30.2
US Treasury Bonds	12.4
Ginnie Mae II Pool	6.1
Fannie Mae Mortgage pass-thru certificates	5.6
Uniform Mortgage Backed Securities	5.2
Freddie Mac Gold Pool	2.9
JPMorgan Chase & Co	1.4
Bank of America Corp	1.2
Morgan Stanley	1.0
Petroleos Mexicanos	1.0
67.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915995.100    827-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP FundsManager® 50% Portfolio VIP FundsManager® 50% Portfolio Service Class

This semi-annual shareholder report contains information about VIP FundsManager® 50% Portfolio for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,160,329,251
Number of Holdings	35
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Stock Selector All Cap Portfolio - Investor Class	27.3
VIP Investment Grade Bond II Portfolio - Investor Class	17.6
Fidelity Total Bond Fund	17.6
Fidelity Overseas Fund	6.5
Fidelity Emerging Markets Fund	5.8
Fidelity Enhanced International ETF	2.0
Fidelity International Discovery Fund	1.6
Fidelity Contrafund	1.5
Fidelity Low-Priced Stock Fund	1.4
Fidelity International Capital Appreciation Fund	1.3
82.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916108.100    1588-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2050 Portfolio℠ VIP Freedom 2050 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2050 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.10%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$157,004,633
Number of Holdings	13
Portfolio Turnover	30%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916141.100    2169-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
VIP Freedom 2055 Portfolio℠ VIP Freedom 2055 Portfolio℠ Service Class

This semi-annual shareholder report contains information about VIP Freedom 2055 Portfolio℠ for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 5	0.09%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$18,954,876
Number of Holdings	13
Portfolio Turnover	34%
What did the Fund invest in?
(as of June 30, 2024)

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
VIP Overseas Portfolio - Initial Class	28.5
VIP Growth Portfolio - Initial Class	14.7
VIP Emerging Markets Portfolio - Initial Class	14.0
VIP Growth & Income Portfolio - Initial Class	9.9
VIP Contrafund Portfolio - Initial Class	8.8
VIP Equity-Income Portfolio - Initial Class	7.2
Fidelity Long-Term Treasury Bond Index Fund	5.5
VIP Value Portfolio - Initial Class	5.1
VIP Value Strategies Portfolio - Initial Class	2.5
VIP Mid Cap Portfolio - Initial Class	2.3
98.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916186.100    3363-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio

Semi-Annual Report
June 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP FundsManager® 20% Portfolio
VIP FundsManager® 30% Portfolio
VIP FundsManager® 40% Portfolio
VIP FundsManager® 50% Portfolio
VIP FundsManager® 60% Portfolio
VIP FundsManager® 70% Portfolio
VIP FundsManager® 85% Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP FundsManager® 20% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Canada Fund (a)	19,607	1,307,384
Fidelity Commodity Strategy Fund (a)	36,432	3,461,017
Fidelity Contrafund (a)	215,634	4,355,802
Fidelity Emerging Markets Discovery Fund (a)	466,556	7,800,822
Fidelity Emerging Markets Fund (a)	343,212	13,622,072
Fidelity Enhanced International ETF (a)	184,916	5,240,519
Fidelity Enhanced Mid Cap ETF (a)	60,030	1,767,884
Fidelity Enhanced Small Cap ETF (a)	85,865	2,498,242
Fidelity Hedged Equity Fund (a)	738,862	9,161,895
Fidelity Infrastructure Fund (a)	58,448	739,371
Fidelity International Capital Appreciation Fund (a)	124,838	3,580,368
Fidelity International Discovery Fund (a)	83,266	4,156,659
Fidelity International Small Cap Fund (a)	54,999	1,773,709
Fidelity International Small Cap Opportunities Fund (a)	138,603	2,758,209
Fidelity International Value Fund (a)	283,624	2,992,231
Fidelity Low-Priced Stock Fund (a)	87,409	4,091,602
Fidelity Overseas Fund (a)	264,100	17,198,170
Fidelity Real Estate Investment Portfolio (a)	93,322	3,486,495
iShares Core S&P 500 ETF	16,765	9,174,311
VIP Stock Selector All Cap Portfolio Investor Class (a)	6,777,901	76,996,953
TOTAL EQUITY FUNDS (Cost $148,556,809)		176,163,715

Fixed-Income Funds - 50.4%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	1,002,639	9,284,440
Fidelity High Income Fund (a)	694,626	5,341,674
Fidelity Inflation-Protected Bond Index Fund (a)	581,415	5,296,689
Fidelity Long-Term Treasury Bond Index Fund (a)	375,843	3,566,746
Fidelity Total Bond Fund (a)	17,680,508	166,196,776
VIP Investment Grade Bond II Portfolio Investor Class (a)	17,645,195	166,217,741
TOTAL FIXED-INCOME FUNDS (Cost $369,127,749)		355,904,066

Money Market Funds - 24.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b)	34,262,626	34,269,478
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(c)	139,229,100	139,229,100
TOTAL MONEY MARKET FUNDS (Cost $173,498,578)		173,498,578

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.33% 7/25/24 (e) (Cost $358,737)	360,000	358,744

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $691,541,873)	705,925,103
NET OTHER ASSETS (LIABILITIES) - 0.0%	99,024
NET ASSETS - 100.0%	706,024,127

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	4	Sep 2024	468,640	(2,975)	(2,975)
ICE MSCI Emerging Markets Index Contracts (United States)	46	Sep 2024	2,502,860	(6,621)	(6,621)

TOTAL FUTURES CONTRACTS					(9,596)
The notional amount of futures sold as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $16,953,971.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,651.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	24,884,346	21,045,329	11,660,203	786,782	6	-	34,269,478	0.1%
Total	24,884,346	21,045,329	11,660,203	786,782	6	-	34,269,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	1,461,838	15,423	216,915	-	11,280	35,758	1,307,384
Fidelity Commodity Strategy Fund	1,975,189	1,575,212	185,090	-	(25,120)	120,826	3,461,017
Fidelity Contrafund	1,502,791	2,509,844	144,192	1,203	18,059	469,300	4,355,802
Fidelity Emerging Markets Discovery Fund	7,788,655	9,873	132,119	-	2,543	131,870	7,800,822
Fidelity Emerging Markets Fund	13,333,819	89,283	1,191,762	-	153,770	1,236,962	13,622,072
Fidelity Enhanced International ETF	4,900,274	-	-	94,492	-	340,245	5,240,519
Fidelity Enhanced Large Cap Value ETF	684,004	-	736,258	6,649	204,429	(152,175)	-
Fidelity Enhanced Mid Cap ETF	-	1,805,925	-	4,622	-	(38,041)	1,767,884
Fidelity Enhanced Small Cap ETF	-	2,510,873	-	4,551	-	(12,631)	2,498,242
Fidelity Equity-Income Fund	2,439,882	18,201	2,643,438	8,584	660,485	(475,130)	-
Fidelity Floating Rate High Income Fund	9,516,426	436,075	628,142	387,806	(3,493)	(36,426)	9,284,440
Fidelity Hedged Equity Fund	9,407,664	2,543	1,305,597	2,543	253,341	803,944	9,161,895
Fidelity High Income Fund	3,775,562	1,932,040	400,918	146,197	259	34,731	5,341,674
Fidelity Inflation-Protected Bond Index Fund	8,969,720	70,118	3,760,056	14,531	(255,518)	272,425	5,296,689
Fidelity Infrastructure Fund	759,224	5,926	52,568	1,867	426	26,363	739,371
Fidelity International Capital Appreciation Fund	3,614,793	24,493	343,861	-	66,400	218,543	3,580,368
Fidelity International Discovery Fund	4,086,066	32,178	450,205	-	(4,319)	492,939	4,156,659
Fidelity International Small Cap Fund	1,886,543	12,674	176,636	-	19,514	31,614	1,773,709
Fidelity International Small Cap Opportunities Fund	2,751,296	16,762	-	-	-	(9,849)	2,758,209
Fidelity International Value Fund	2,994,051	16,762	234,368	-	22,915	192,871	2,992,231
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	135,697,223	18,282,045	14,750,168	3,456,612	-	-	139,229,100
Fidelity Long-Term Treasury Bond Index Fund	4,455,102	330,872	972,753	64,383	(51,634)	(194,841)	3,566,746
Fidelity Low-Priced Stock Fund	2,697,945	1,547,376	283,437	-	4,858	124,860	4,091,602
Fidelity Overseas Fund	17,434,856	121,294	1,700,206	-	254,541	1,087,685	17,198,170
Fidelity Real Estate Investment Portfolio	3,857,144	35,825	288,028	13,305	(23,685)	(94,761)	3,486,495
Fidelity Total Bond Fund	179,493,756	5,440,090	15,180,928	3,701,851	(644,128)	(2,912,014)	166,196,776
Fidelity U.S. Low Volatility Equity Fund	7,244,007	2,872	7,399,884	-	963,359	(810,354)	-
Fidelity Value Discovery Fund	1,194,898	5,333	1,264,307	-	338,997	(274,921)	-
VIP Investment Grade Bond II Portfolio Investor Class	177,997,412	3,416,995	14,340,465	111,854	(833,557)	(22,644)	166,217,741
VIP Stock Selector All Cap Portfolio Investor Class	101,760,217	615,746	35,224,320	-	3,206,109	6,639,201	76,996,953
	713,680,357	40,882,653	104,006,621	8,021,050	4,339,831	7,226,350	662,122,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	176,163,715	176,163,715	-	-

Fixed-Income Funds	355,904,066	355,904,066	-	-

Money Market Funds	173,498,578	173,498,578	-	-

Other Short-Term Investments and Net Other Assets	358,744	-	358,744	-
Total Investments in Securities:	705,925,103	705,566,359	358,744	-
Derivative Instruments: Liabilities
Futures Contracts	(9,596)	(9,596)	-	-
Total Liabilities	(9,596)	(9,596)	-	-
Total Derivative Instruments:	(9,596)	(9,596)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(9,596)
Total Equity Risk	0	(9,596)
Total Value of Derivatives	0	(9,596)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 20% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,134,041)	$9,533,055
Fidelity Central Funds (cost $34,269,478)	34,269,478
Other affiliated issuers (cost $648,138,354)	662,122,570

Total Investment in Securities (cost $691,541,873)		$705,925,103
Cash		15,209
Receivable for investments sold		191,405
Receivable for fund shares sold		6,124
Distributions receivable from Fidelity Central Funds		149,540
Total assets		706,287,381
Liabilities
Payable for investments purchased	$2,099
Payable for fund shares redeemed	195,333
Accrued management fee	59,110
Distribution and service plan fees payable	1,472
Payable for daily variation margin on futures contracts	5,240
Total liabilities		263,254
Net Assets		$706,024,127
Net Assets consist of:
Paid in capital		$717,746,381
Total accumulated earnings (loss)		(11,722,254)
Net Assets		$706,024,127

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($60,840 ÷ 5,663 shares)		$10.74
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($11,738,873 ÷ 1,097,366 shares)		$10.70
Investor Class :
Net Asset Value, offering price and redemption price per share ($694,224,414 ÷ 64,670,170 shares)		$10.73
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$27,155
Affiliated issuers		8,011,633
Interest		26,222
Income from Fidelity Central Funds		786,782
Total income		8,851,792
Expenses
Management fee	$538,880
Distribution and service plan fees	14,747
Independent trustees' fees and expenses	973
Total expenses before reductions	554,600
Expense reductions	(185,869)
Total expenses after reductions		368,731
Net Investment income (loss)		8,483,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,702)
Fidelity Central Funds	6
Other affiliated issuers	4,339,831
Foreign currency transactions	54
Futures contracts	(2,236,514)
Capital gain distributions from underlying funds:
Affiliated issuers	9,417
Total net realized gain (loss)		2,098,092
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	398,802
Affiliated issuers	7,226,350
Futures contracts	799,913
Total change in net unrealized appreciation (depreciation)		8,425,065
Net gain (loss)		10,523,157
Net increase (decrease) in net assets resulting from operations		$19,006,218
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,483,061	$26,133,887
Net realized gain (loss)	2,098,092	(15,499,603)
Change in net unrealized appreciation (depreciation)	8,425,065	49,379,650
Net increase (decrease) in net assets resulting from operations	19,006,218	60,013,934
Distributions to shareholders	(765,116)	(27,487,975)

Share transactions - net increase (decrease)	(51,965,746)	(105,051,134)
Total increase (decrease) in net assets	(33,724,644)	(72,525,175)

Net Assets
Beginning of period	739,748,771	812,273,946
End of period	$706,024,127	$739,748,771

Financial Highlights
VIP FundsManager® 20% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.05	$12.18	$11.89	$11.19	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.12	.35	.24	.14	.13	.22
Net realized and unrealized gain (loss)	.16	.47	(1.35)	.30	.77	.86
Total from investment operations	.28	.82	(1.11)	.44	.90	1.08
Distributions from net investment income	(.01)	(.40)	(.25)	(.13)	(.13)	(.21)
Distributions from net realized gain	-	-	(.77)	(.03)	(.07)	(.43)
Total distributions	(.01)	(.40)	(1.02)	(.15) C	(.20)	(.64)
Net asset value, end of period	$10.74	$10.47	$10.05	$12.18	$11.89	$11.19
Total Return D,E,F	2.69%	8.15%	(9.59)%	3.74%	8.11%	10.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.30%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.15%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.15%	.20%	.20%	.20%
Net investment income (loss)	2.36% I	3.37%	2.24%	1.12%	1.17%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$59	$54	$63	$61	$57
Portfolio turnover rate J	17 % I	14%	70% K	45% K	32% K	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.43	$10.02	$12.14	$11.86	$11.16	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.12	.33	.22	.12	.12	.20
Net realized and unrealized gain (loss)	.16	.46	(1.34)	.30	.77	.87
Total from investment operations	.28	.79	(1.12)	.42	.89	1.07
Distributions from net investment income	(.01)	(.38)	(.23)	(.11)	(.11)	(.20)
Distributions from net realized gain	-	-	(.77)	(.03)	(.07)	(.43)
Total distributions	(.01)	(.38)	(1.00)	(.14)	(.19) C	(.63)
Net asset value, end of period	$10.70	$10.43	$10.02	$12.14	$11.86	$11.16
Total Return D,E,F	2.70%	7.91%	(9.67)%	3.52%	7.97%	10.26%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.44%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.29%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.25%	.29%	.35%	.35%	.35%
Net investment income (loss)	2.21% I	3.22%	2.09%	.97%	1.02%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$11,739	$11,585	$11,376	$10,257	$9,323	$8,978
Portfolio turnover rate J	17 % I	14%	70% K	45% K	32% K	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$10.04	$12.17	$11.89	$11.18	$10.74
Income from Investment Operations
Net investment income (loss) A,B	.12	.35	.24	.14	.13	.22
Net realized and unrealized gain (loss)	.16	.47	(1.35)	.29	.78	.86
Total from investment operations	.28	.82	(1.11)	.43	.91	1.08
Distributions from net investment income	(.01)	(.40)	(.25)	(.13)	(.13)	(.21)
Distributions from net realized gain	-	-	(.77)	(.03)	(.07)	(.43)
Total distributions	(.01)	(.40)	(1.02)	(.15) C	(.20)	(.64)
Net asset value, end of period	$10.73	$10.46	$10.04	$12.17	$11.89	$11.18
Total Return D,E,F	2.69%	8.15%	(9.60)%	3.65%	8.21%	10.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.19%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	2.36% I	3.37%	2.24%	1.12%	1.17%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$694,224	$728,105	$800,844	$986,076	$925,096	$812,070
Portfolio turnover rate J	17 % I	14%	70% K	45% K	32% K	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 30% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Canada Fund (a)	796	53,050
Fidelity Commodity Strategy Fund (a)	582	55,291
Fidelity Contrafund (a)	5,232	105,687
Fidelity Emerging Markets Discovery Fund (a)	2,507	41,919
Fidelity Emerging Markets Fund (a)	10,021	397,719
Fidelity Enhanced International ETF (a)	1,792	50,785
Fidelity Enhanced Mid Cap ETF (a)	737	21,705
Fidelity Enhanced Small Cap ETF (a)	1,055	30,695
Fidelity Hedged Equity Fund (a)	11,689	144,946
Fidelity Infrastructure Fund (a)	1,052	13,303
Fidelity International Capital Appreciation Fund (a)	3,129	89,729
Fidelity International Discovery Fund (a)	2,376	118,624
Fidelity International Small Cap Fund (a)	1,365	44,022
Fidelity International Small Cap Opportunities Fund (a)	2,893	57,571
Fidelity International Value Fund (a)	5,599	59,071
Fidelity Japan Smaller Companies Fund (a)	1,800	28,348
Fidelity Low-Priced Stock Fund (a)	2,135	99,957
Fidelity Overseas Fund (a)	6,733	438,445
Fidelity Real Estate Investment Portfolio (a)	1,508	56,323
iShares Core S&P 500 ETF	248	135,713
VIP Stock Selector All Cap Portfolio Investor Class (a)	164,626	1,870,148
TOTAL EQUITY FUNDS (Cost $3,522,153)		3,913,051

Fixed-Income Funds - 49.4%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	14,286	132,288
Fidelity High Income Fund (a)	11,063	85,072
Fidelity Inflation-Protected Bond Index Fund (a)	12,387	112,846
Fidelity Long-Term Treasury Bond Index Fund (a)	5,994	56,881
Fidelity Total Bond Fund (a)	277,688	2,610,264
VIP Investment Grade Bond II Portfolio Investor Class (a)	277,107	2,610,345
TOTAL FIXED-INCOME FUNDS (Cost $5,564,404)		5,607,696

Money Market Funds - 16.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b)	316,804	316,867
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(c)	1,493,230	1,493,230
TOTAL MONEY MARKET FUNDS (Cost $1,810,102)		1,810,097

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $10,896,659)	11,330,844
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,709
NET ASSETS - 100.0%	11,338,553

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	116,577	346,263	145,968	6,262	-	(5)	316,867	0.0%
Total	116,577	346,263	145,968	6,262	-	(5)	316,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	28,857	27,708	4,625	-	7	1,103	53,050
Fidelity Commodity Strategy Fund	14,255	42,885	2,874	-	(5)	1,030	55,291
Fidelity Contrafund	18,309	82,168	3,512	16	37	8,685	105,687
Fidelity Emerging Markets Discovery Fund	19,869	23,614	2,460	-	5	891	41,919
Fidelity Emerging Markets Fund	174,641	212,705	22,187	-	627	31,933	397,719
Fidelity Enhanced International ETF	49,847	-	2,386	918	156	3,168	50,785
Fidelity Enhanced Large Cap Value ETF	20,621	654	22,854	202	2,776	(1,197)	-
Fidelity Enhanced Mid Cap ETF	-	22,172	-	57	-	(467)	21,705
Fidelity Enhanced Small Cap ETF	-	30,850	-	56	-	(155)	30,695
Fidelity Equity-Income Fund	45,419	22,800	72,511	205	6,105	(1,813)	-
Fidelity Floating Rate High Income Fund	77,140	61,770	6,020	4,398	(10)	(592)	132,288
Fidelity Hedged Equity Fund	77,811	67,465	12,469	26	63	12,076	144,946
Fidelity High Income Fund	31,212	57,772	4,457	1,833	(3)	548	85,072
Fidelity Inflation-Protected Bond Index Fund	89,094	76,567	53,997	200	(879)	2,061	112,846
Fidelity Infrastructure Fund	7,649	5,932	832	26	16	538	13,303
Fidelity International Capital Appreciation Fund	48,390	44,229	7,588	-	6	4,692	89,729
Fidelity International Discovery Fund	60,950	57,912	9,836	-	172	9,426	118,624
Fidelity International Small Cap Fund	24,068	22,843	3,844	-	36	919	44,022
Fidelity International Small Cap Opportunities Fund	33,126	30,024	5,121	-	8	(466)	57,571
Fidelity International Value Fund	31,159	30,024	5,054	-	48	2,894	59,071
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	823,275	749,875	79,920	30,648	-	-	1,493,230
Fidelity Japan Smaller Companies Fund	15,522	13,488	1,489	-	(27)	854	28,348
Fidelity Long-Term Treasury Bond Index Fund	54,522	32,196	27,339	815	310	(2,808)	56,881
Fidelity Low-Priced Stock Fund	56,431	55,456	16,548	-	730	3,888	99,957
Fidelity Overseas Fund	233,785	218,387	37,129	-	235	23,167	438,445
Fidelity Real Estate Investment Portfolio	32,574	27,185	2,979	209	2	(459)	56,323
Fidelity Total Bond Fund	1,464,648	1,329,774	157,318	44,550	(2,130)	(24,710)	2,610,264
Fidelity U.S. Low Volatility Equity Fund	61,462	4,673	67,818	-	3,836	(2,153)	-
Fidelity Value Discovery Fund	24,438	12,435	38,560	-	2,266	(579)	-
VIP Investment Grade Bond II Portfolio Investor Class	1,459,945	1,291,527	148,278	1,030	(752)	7,903	2,610,345
VIP Stock Selector All Cap Portfolio Investor Class	978,885	990,122	239,499	-	1,278	139,362	1,870,148
	6,057,904	5,645,212	1,059,504	85,189	14,913	219,739	10,878,264

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	3,913,051	3,913,051	-	-

Fixed-Income Funds	5,607,696	5,607,696	-	-

Money Market Funds	1,810,097	1,810,097	-	-
Total Investments in Securities:	11,330,844	11,330,844	-	-
VIP FundsManager® 30% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $129,304)	$135,713
Fidelity Central Funds (cost $316,872)	316,867
Other affiliated issuers (cost $10,450,483)	10,878,264

Total Investment in Securities (cost $10,896,659)		$11,330,844
Cash		7,105
Receivable for fund shares sold		5,928
Distributions receivable from Fidelity Central Funds		1,379
Total assets		11,345,256
Liabilities
Payable for investments purchased	$5,728
Payable for fund shares redeemed	2
Accrued management fee	929
Distribution and service plan fees payable	44
Total liabilities		6,703
Net Assets		$11,338,553
Net Assets consist of:
Paid in capital		$10,824,444
Total accumulated earnings (loss)		514,109
Net Assets		$11,338,553

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($353,686 ÷ 33,300 shares)		$10.62
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($353,410 ÷ 33,300 shares)		$10.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($10,631,457 ÷ 1,001,134 shares)		$10.62
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$400
Affiliated issuers		84,973
Income from Fidelity Central Funds		6,262
Total income		91,635
Expenses
Management fee	$6,627
Distribution and service plan fees	606
Independent trustees' fees and expenses	10
Miscellaneous	11
Total expenses before reductions	7,254
Expense reductions	(2,623)
Total expenses after reductions		4,631
Net Investment income (loss)		87,004
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	14,913
Capital gain distributions from underlying funds:
Affiliated issuers	216
Total net realized gain (loss)		15,129
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,409
Fidelity Central Funds	(5)
Other affiliated issuers	219,739
Total change in net unrealized appreciation (depreciation)		226,143
Net gain (loss)		241,272
Net increase (decrease) in net assets resulting from operations		$328,276
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,004	$123,789
Net realized gain (loss)	15,129	(15,573)
Change in net unrealized appreciation (depreciation)	226,143	208,042
Net increase (decrease) in net assets resulting from operations	328,276	316,258
Distributions to shareholders	(5,990)	(124,436)

Share transactions - net increase (decrease)	4,809,651	6,014,794
Total increase (decrease) in net assets	5,131,937	6,206,616

Net Assets
Beginning of period	6,206,616	-
End of period	$11,338,553	$6,206,616

Financial Highlights
VIP FundsManager® 30% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.36
Net realized and unrealized gain (loss)	.26	.12
Total from investment operations	.36	.48
Distributions from net investment income	-	(.21)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.21)
Net asset value, end of period	$10.62	$10.27
Total Return D,E,F	3.50%	4.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I,J	.25% J
Expenses net of fee waivers, if any	.10 % I,J	.10% J
Expenses net of all reductions	.10% I,J	.09% J
Net investment income (loss)	1.97% I,J	5.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$354	$342
Portfolio turnover rate K	25 % J	29% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP FundsManager® 30% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.35
Net realized and unrealized gain (loss)	.26	.12
Total from investment operations	.35	.47
Distributions from net investment income	-	(.20)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.20)
Net asset value, end of period	$10.61	$10.27
Total Return D,E,F	3.40%	4.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I,J	.40% I
Expenses net of fee waivers, if any	.25 % I,J	.25% I
Expenses net of all reductions	.25% I,J	.24% I
Net investment income (loss)	1.82% I,J	4.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$353	$342
Portfolio turnover rate K	25 % I	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP FundsManager® 30% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.36
Net realized and unrealized gain (loss)	.26	.12
Total from investment operations	.36	.48
Distributions from net investment income	-	(.21)
Distributions from net realized gain	(.01)	-
Total distributions	(.01)	(.21)
Net asset value, end of period	$10.62	$10.27
Total Return D,E,F	3.50%	4.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15% I,J	.15% I
Expenses net of fee waivers, if any	.10 % I,J	.10% I
Expenses net of all reductions	.10% I,J	.09% I
Net investment income (loss)	1.97% I,J	5.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,631	$5,523
Portfolio turnover rate K	25 % I	29% I

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP FundsManager® 40% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 44.6%
	Shares	Value ($)
Fidelity Canada Fund (a)	1,695	112,991
Fidelity Commodity Strategy Fund (a)	914	86,872
Fidelity Contrafund (a)	10,911	220,396
Fidelity Emerging Markets Discovery Fund (a)	5,094	85,176
Fidelity Emerging Markets Fund (a)	20,548	815,566
Fidelity Enhanced International ETF (a)	3,670	104,008
Fidelity Enhanced Mid Cap ETF (a)	1,340	39,463
Fidelity Enhanced Small Cap ETF (a)	1,916	55,746
Fidelity Hedged Equity Fund (a)	18,431	228,549
Fidelity Infrastructure Fund (a)	1,456	18,421
Fidelity International Capital Appreciation Fund (a)	6,701	192,196
Fidelity International Discovery Fund (a)	5,121	255,646
Fidelity International Small Cap Fund (a)	2,899	93,500
Fidelity International Small Cap Opportunities Fund (a)	6,176	122,907
Fidelity International Value Fund (a)	11,971	126,298
Fidelity Japan Smaller Companies Fund (a)	2,856	44,985
Fidelity Low-Priced Stock Fund (a)	4,477	209,550
Fidelity Overseas Fund (a)	14,438	940,228
Fidelity Real Estate Investment Portfolio (a)	2,339	87,370
iShares Core S&P 500 ETF	418	228,742
VIP Stock Selector All Cap Portfolio Investor Class (a)	344,376	3,912,113
TOTAL EQUITY FUNDS (Cost $7,022,995)		7,980,723

Fixed-Income Funds - 44.5%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	23,124	214,127
Fidelity High Income Fund (a)	17,355	133,460
Fidelity Inflation-Protected Bond Index Fund (a)	19,495	177,600
Fidelity Long-Term Treasury Bond Index Fund (a)	9,446	89,644
Fidelity Total Bond Fund (a)	390,686	3,672,446
VIP Investment Grade Bond II Portfolio Investor Class (a)	389,891	3,672,770
TOTAL FIXED-INCOME FUNDS (Cost $7,896,028)		7,960,047

Money Market Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b)	445,312	445,401
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(c)	1,480,412	1,480,412
TOTAL MONEY MARKET FUNDS (Cost $1,925,813)		1,925,813

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $16,844,836)	17,866,583
NET OTHER ASSETS (LIABILITIES) - 0.2%	33,074
NET ASSETS - 100.0%	17,899,657

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	361,973	579,249	495,821	11,827	-	-	445,401	0.0%
Total	361,973	579,249	495,821	11,827	-	-	445,401

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	92,774	26,490	9,536	-	(8)	3,271	112,991
Fidelity Commodity Strategy Fund	34,179	54,610	3,742	-	(74)	1,899	86,872
Fidelity Contrafund	67,494	144,829	15,679	58	642	23,110	220,396
Fidelity Emerging Markets Discovery Fund	61,146	26,248	3,763	-	(35)	1,580	85,176
Fidelity Emerging Markets Fund	538,540	237,345	33,684	-	(8)	73,373	815,566
Fidelity Enhanced International ETF	101,972	-	4,846	1,886	286	6,596	104,008
Fidelity Enhanced Large Cap Value ETF	50,532	1,418	55,668	452	6,612	(2,894)	-
Fidelity Enhanced Mid Cap ETF	-	40,312	-	103	-	(849)	39,463
Fidelity Enhanced Small Cap ETF	-	56,028	-	102	-	(282)	55,746
Fidelity Equity-Income Fund	171,765	29,652	215,287	611	20,250	(6,380)	-
Fidelity Floating Rate High Income Fund	173,552	50,691	9,171	8,084	(20)	(925)	214,127
Fidelity Hedged Equity Fund	176,581	48,536	19,427	51	46	22,813	228,549
Fidelity High Income Fund	70,573	68,700	6,601	3,257	(14)	802	133,460
Fidelity Inflation-Protected Bond Index Fund	197,736	49,691	71,012	364	(1,603)	2,788	177,600
Fidelity Infrastructure Fund	15,849	4,673	2,742	41	(19)	660	18,421
Fidelity International Capital Appreciation Fund	152,413	42,177	15,650	-	93	13,163	192,196
Fidelity International Discovery Fund	194,653	55,229	20,411	-	291	25,884	255,646
Fidelity International Small Cap Fund	77,370	21,705	7,881	-	9	2,297	93,500
Fidelity International Small Cap Opportunities Fund	105,280	28,707	10,524	-	(40)	(516)	122,907
Fidelity International Value Fund	100,119	28,707	10,416	-	53	7,835	126,298
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	1,184,335	370,337	74,260	35,004	-	-	1,480,412
Fidelity Japan Smaller Companies Fund	35,527	9,884	2,211	-	(34)	1,819	44,985
Fidelity Long-Term Treasury Bond Index Fund	102,252	28,910	36,316	1,473	750	(5,952)	89,644
Fidelity Low-Priced Stock Fund	212,603	68,620	87,025	-	631	14,721	209,550
Fidelity Overseas Fund	744,759	208,148	76,771	-	557	63,535	940,228
Fidelity Real Estate Investment Portfolio	73,537	20,100	4,421	332	(255)	(1,591)	87,370
Fidelity Total Bond Fund	2,970,224	944,492	181,585	71,847	(2,798)	(57,887)	3,672,446
Fidelity U.S. Low Volatility Equity Fund	139,787	5,912	149,517	-	8,081	(4,263)	-
Fidelity Value Discovery Fund	93,104	15,939	114,395	-	7,688	(2,336)	-
VIP Investment Grade Bond II Portfolio Investor Class	2,963,153	898,557	181,585	2,033	(2,709)	(4,646)	3,672,770
VIP Stock Selector All Cap Portfolio Investor Class	2,858,677	982,339	271,129	-	1,281	340,945	3,912,113
	13,760,486	4,568,986	1,695,255	125,698	39,653	518,570	17,192,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	7,980,723	7,980,723	-	-

Fixed-Income Funds	7,960,047	7,960,047	-	-

Money Market Funds	1,925,813	1,925,813	-	-
Total Investments in Securities:	17,866,583	17,866,583	-	-
VIP FundsManager® 40% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $217,531)	$228,742
Fidelity Central Funds (cost $445,401)	445,401
Other affiliated issuers (cost $16,181,904)	17,192,440

Total Investment in Securities (cost $16,844,836)		$17,866,583
Cash		32,512
Receivable for fund shares sold		3,894
Distributions receivable from Fidelity Central Funds		1,969
Total assets		17,904,958
Liabilities
Payable for investments purchased	$3,762
Payable for fund shares redeemed	6
Accrued management fee	1,488
Distribution and service plan fees payable	45
Total liabilities		5,301
Net Assets		$17,899,657
Net Assets consist of:
Paid in capital		$16,730,863
Total accumulated earnings (loss)		1,168,794
Net Assets		$17,899,657

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($361,406 ÷ 33,300 shares)		$10.85
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($361,121 ÷ 33,300 shares)		$10.84
Investor Class :
Net Asset Value, offering price and redemption price per share ($17,177,130 ÷ 1,583,057 shares)		$10.85
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$674
Affiliated issuers		125,047
Income from Fidelity Central Funds		11,827
Total income		137,548
Expenses
Management fee	$12,074
Distribution and service plan fees	617
Independent trustees' fees and expenses	20
Miscellaneous	13
Total expenses before reductions	12,724
Expense reductions	(4,452)
Total expenses after reductions		8,272
Net Investment income (loss)		129,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	181
Affiliated issuers	39,653
Capital gain distributions from underlying funds:
Affiliated issuers	651
Total net realized gain (loss)		40,485
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,211
Affiliated issuers	518,570
Total change in net unrealized appreciation (depreciation)		529,781
Net gain (loss)		570,266
Net increase (decrease) in net assets resulting from operations		$699,542
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,276	$197,508
Net realized gain (loss)	40,485	438
Change in net unrealized appreciation (depreciation)	529,781	491,966
Net increase (decrease) in net assets resulting from operations	699,542	689,912
Distributions to shareholders	(18,870)	(201,791)

Share transactions - net increase (decrease)	3,096,049	13,634,815
Total increase (decrease) in net assets	3,776,721	14,122,936

Net Assets
Beginning of period	14,122,936	-
End of period	$17,899,657	$14,122,936

Financial Highlights
VIP FundsManager® 40% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.39
Net realized and unrealized gain (loss)	.36	.17
Total from investment operations	.45	.56
Distributions from net investment income	- D	(.15)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.15)
Net asset value, end of period	$10.85	$10.41
Total Return E,F,G	4.36%	5.61%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.25% J,K	.25% J
Expenses net of fee waivers, if any	.10 % J,K	.10% J
Expenses net of all reductions	.10% J,K	.10% J
Net investment income (loss)	1.61% J,K	5.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$361	$347
Portfolio turnover rate L	23 % J	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP FundsManager® 40% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.38
Net realized and unrealized gain (loss)	.36	.17
Total from investment operations	.44	.55
Distributions from net investment income	- D	(.14)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.14)
Net asset value, end of period	$10.84	$10.41
Total Return E,F,G	4.26%	5.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40% J,K	.40% J
Expenses net of fee waivers, if any	.25 % J,K	.25% J
Expenses net of all reductions	.25% J,K	.25% J
Net investment income (loss)	1.46% J,K	5.26% J
Supplemental Data
Net assets, end of period (000 omitted)	$361	$347
Portfolio turnover rate L	23 % J	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP FundsManager® 40% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.39
Net realized and unrealized gain (loss)	.36	.17
Total from investment operations	.45	.56
Distributions from net investment income	- D	(.15)
Distributions from net realized gain	(.01)	- D
Total distributions	(.01)	(.15)
Net asset value, end of period	$10.85	$10.41
Total Return E,F,G	4.36%	5.61%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.15% J,K	.15% J
Expenses net of fee waivers, if any	.10 % J,K	.10% J
Expenses net of all reductions	.10% J,K	.10% J
Net investment income (loss)	1.61% J,K	5.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$17,177	$13,430
Portfolio turnover rate L	23 % J	26% J

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP FundsManager® 50% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 57.0%
	Shares	Value ($)
Fidelity Canada Fund (a)	369,454	24,635,181
Fidelity Commodity Strategy Fund (a)	128,207	12,179,645
Fidelity Contrafund (a)	3,162,998	63,892,567
Fidelity Emerging Markets Discovery Fund (a)	2,733,865	45,710,220
Fidelity Emerging Markets Fund (a)	6,045,444	239,943,683
Fidelity Enhanced International ETF (a)	2,951,662	83,650,101
Fidelity Enhanced Mid Cap ETF (a)	355,959	10,482,993
Fidelity Enhanced Small Cap ETF (a)	509,150	14,813,719
Fidelity Global Commodity Stock Fund (a)	323,835	6,220,874
Fidelity Hedged Equity Fund (a)	4,338,694	53,799,806
Fidelity Infrastructure Fund (a)	304,017	3,845,817
Fidelity International Capital Appreciation Fund (a)	1,948,988	55,896,985
Fidelity International Discovery Fund (a)	1,296,149	64,703,737
Fidelity International Small Cap Fund (a)	865,313	27,906,337
Fidelity International Small Cap Opportunities Fund (a)	2,109,290	41,974,871
Fidelity International Value Fund (a)	4,475,968	47,221,465
Fidelity Japan Smaller Companies Fund (a)	2,206,056	34,745,378
Fidelity Low-Priced Stock Fund (a)	1,287,684	60,276,505
Fidelity Overseas Fund (a)	4,134,099	269,212,510
Fidelity Real Estate Investment Portfolio (a)	518,931	19,387,250
iShares Core S&P 500 ETF	98,446	53,872,605
VIP Stock Selector All Cap Portfolio Investor Class (a)	99,947,846	1,135,407,532
TOTAL EQUITY FUNDS (Cost $1,951,725,680)		2,369,779,781

Fixed-Income Funds - 38.8%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	5,731,938	53,077,744
Fidelity High Income Fund (a)	4,004,238	30,792,591
Fidelity Inflation-Protected Bond Index Fund (a)	4,517,314	41,152,732
Fidelity Long-Term Treasury Bond Index Fund (a)	2,205,662	20,931,730
Fidelity New Markets Income Fund (a)	172,967	2,165,547
Fidelity Total Bond Fund (a)	77,908,861	732,343,298
VIP Investment Grade Bond II Portfolio Investor Class (a)	77,751,864	732,422,560
TOTAL FIXED-INCOME FUNDS (Cost $1,666,791,654)		1,612,886,202

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $171,437,086)	171,402,806	171,437,086

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 7/25/24 to 8/1/24 (d) (Cost $5,998,099)	6,020,000	5,998,185

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,795,952,519)	4,160,101,254
NET OTHER ASSETS (LIABILITIES) - 0.0%	227,997
NET ASSETS - 100.0%	4,160,329,251

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	578	Sep 2024	67,718,480	(429,928)	(429,928)
ICE MSCI Emerging Markets Index Contracts (United States)	523	Sep 2024	28,456,430	(76,382)	(76,382)

TOTAL FUTURES CONTRACTS					(506,310)
The notional amount of futures sold as a percentage of Net Assets is 2.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $187,344,240.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,869,143.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	44,968,450	264,922,923	138,454,396	2,253,734	110	(1)	171,437,086	0.3%
Total	44,968,450	264,922,923	138,454,396	2,253,734	110	(1)	171,437,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	27,692,105	67,006	4,016,522	-	40,012	852,580	24,635,181
Fidelity Commodity Strategy Fund	12,941,471	24,597	1,365,791	-	(369,665)	949,033	12,179,645
Fidelity Contrafund	13,207,708	48,760,620	3,344,829	10,175	742,058	4,527,010	63,892,567
Fidelity Emerging Markets Discovery Fund	47,220,532	41,228	2,322,893	-	137,789	633,564	45,710,220
Fidelity Emerging Markets Fund	236,045,565	370,629	20,925,200	-	1,241,176	23,211,513	239,943,683
Fidelity Enhanced International ETF	78,219,043	-	-	1,508,299	-	5,431,058	83,650,101
Fidelity Enhanced Large Cap Value ETF	22,919,966	-	24,670,905	222,797	7,020,127	(5,269,188)	-
Fidelity Enhanced Mid Cap ETF	-	10,708,564	-	27,409	-	(225,571)	10,482,993
Fidelity Enhanced Small Cap ETF	-	14,888,615	-	26,985	-	(74,896)	14,813,719
Fidelity Equity-Income Fund	41,261,275	222,657	44,513,449	138,955	10,905,346	(7,875,829)	-
Fidelity Floating Rate High Income Fund	55,502,687	2,322,010	4,518,998	2,236,476	(38,714)	(189,241)	53,077,744
Fidelity Global Commodity Stock Fund	6,466,383	12,672	703,590	-	282,336	163,073	6,220,874
Fidelity Hedged Equity Fund	54,975,688	14,857	7,377,817	14,858	1,430,090	4,756,988	53,799,806
Fidelity High Income Fund	21,961,088	11,556,926	2,929,059	848,933	2,976	200,660	30,792,591
Fidelity Inflation-Protected Bond Index Fund	72,138,790	218,442	31,338,074	106,850	(2,289,945)	2,423,519	41,152,732
Fidelity Infrastructure Fund	4,146,102	17,513	457,729	9,926	4,979	134,952	3,845,817
Fidelity International Capital Appreciation Fund	57,661,205	106,522	6,391,575	-	1,613,537	2,907,296	55,896,985
Fidelity International Discovery Fund	65,215,973	139,845	8,379,052	-	48,148	7,678,823	64,703,737
Fidelity International Small Cap Fund	30,326,894	54,935	3,286,536	-	652,614	158,430	27,906,337
Fidelity International Small Cap Opportunities Fund	42,049,904	72,450	-	-	-	(147,483)	41,974,871
Fidelity International Value Fund	48,065,402	72,450	4,355,913	-	451,618	2,987,908	47,221,465
Fidelity Japan Smaller Companies Fund	33,245,260	-	-	-	-	1,500,118	34,745,378
Fidelity Long-Term Treasury Bond Index Fund	43,599,007	572,622	20,827,628	520,587	(1,656,031)	(756,240)	20,931,730
Fidelity Low-Priced Stock Fund	63,561,353	968,992	8,016,573	-	404,623	3,358,110	60,276,505
Fidelity New Markets Income Fund	10,153,254	202,738	8,231,524	195,486	(1,407,954)	1,449,033	2,165,547
Fidelity Overseas Fund	278,927,160	527,177	31,571,364	-	8,514,086	12,815,451	269,212,510
Fidelity Real Estate Investment Portfolio	22,028,627	111,416	2,069,426	74,103	(179,808)	(503,559)	19,387,250
Fidelity Total Bond Fund	776,763,038	58,656,199	87,794,466	16,096,756	(2,283,174)	(12,998,299)	732,343,298
Fidelity U.S. Low Volatility Equity Fund	42,070,487	11,929	42,940,404	-	6,018,319	(5,160,331)	-
Fidelity Value Discovery Fund	24,469,106	46,155	25,786,957	-	8,190,312	(6,918,616)	-
VIP Investment Grade Bond II Portfolio Investor Class	770,369,855	53,387,988	87,794,163	490,009	(3,123,875)	(417,245)	732,422,560
VIP Stock Selector All Cap Portfolio Investor Class	1,294,325,367	2,076,431	289,827,541	-	25,699,523	103,133,752	1,135,407,532
	4,297,530,295	206,234,185	775,757,978	22,528,604	62,050,503	138,736,373	3,928,793,378

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	2,369,779,781	2,369,779,781	-	-

Fixed-Income Funds	1,612,886,202	1,612,886,202	-	-

Money Market Funds	171,437,086	171,437,086	-	-

Other Short-Term Investments and Net Other Assets	5,998,185	-	5,998,185	-
Total Investments in Securities:	4,160,101,254	4,154,103,069	5,998,185	-
Derivative Instruments: Liabilities
Futures Contracts	(506,310)	(506,310)	-	-
Total Liabilities	(506,310)	(506,310)	-	-
Total Derivative Instruments:	(506,310)	(506,310)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(506,310)
Total Equity Risk	0	(506,310)
Total Value of Derivatives	0	(506,310)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 50% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $57,527,689)	$59,870,790
Fidelity Central Funds (cost $171,437,086)	171,437,086
Other affiliated issuers (cost $3,566,987,744)	3,928,793,378

Total Investment in Securities (cost $3,795,952,519)		$4,160,101,254
Receivable for investments sold		1,727,590
Receivable for fund shares sold		1,514
Distributions receivable from Fidelity Central Funds		730,925
Total assets		4,162,561,283
Liabilities
Payable for investments purchased	$244
Payable for fund shares redeemed	1,728,954
Accrued management fee	348,047
Distribution and service plan fees payable	10,007
Payable for daily variation margin on futures contracts	144,780
Total liabilities		2,232,032
Net Assets		$4,160,329,251
Net Assets consist of:
Paid in capital		$3,906,443,866
Total accumulated earnings (loss)		253,885,385
Net Assets		$4,160,329,251

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($55,859 ÷ 4,673 shares)		$11.95
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($79,557,006 ÷ 6,695,937 shares)		$11.88
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,080,716,386 ÷ 341,554,255 shares)		$11.95
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$160,069
Affiliated issuers		22,382,605
Interest		230,700
Income from Fidelity Central Funds		2,253,734
Total income		25,027,108
Expenses
Management fee	$3,175,353
Distribution and service plan fees	98,359
Independent trustees' fees and expenses	5,724
Total expenses before reductions	3,279,436
Expense reductions	(1,099,718)
Total expenses after reductions		2,179,718
Net Investment income (loss)		22,847,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(85,338)
Fidelity Central Funds	110
Other affiliated issuers	62,050,503
Foreign currency transactions	320
Futures contracts	(20,841,134)
Capital gain distributions from underlying funds:
Affiliated issuers	145,999
Total net realized gain (loss)		41,270,460
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,341,487
Fidelity Central Funds	(1)
Other affiliated issuers	138,736,373
Futures contracts	7,610,758
Total change in net unrealized appreciation (depreciation)		148,688,617
Net gain (loss)		189,959,077
Net increase (decrease) in net assets resulting from operations		$212,806,467
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,847,390	$99,332,774
Net realized gain (loss)	41,270,460	(59,183,170)
Change in net unrealized appreciation (depreciation)	148,688,617	492,084,095
Net increase (decrease) in net assets resulting from operations	212,806,467	532,233,699
Distributions to shareholders	(2,627,149)	(108,450,832)

Share transactions - net increase (decrease)	(401,606,880)	(567,547,837)
Total increase (decrease) in net assets	(191,427,562)	(143,764,970)

Net Assets
Beginning of period	4,351,756,813	4,495,521,783
End of period	$4,160,329,251	$4,351,756,813

Financial Highlights
VIP FundsManager® 50% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.33	$14.51	$13.57	$12.28	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.06	.25	.21	.15	.14	.20
Net realized and unrealized gain (loss)	.53	1.08	(2.00)	1.19	1.55	1.76
Total from investment operations	.59	1.33	(1.79)	1.34	1.69	1.96
Distributions from net investment income	(.01)	(.29)	(.23)	(.16)	(.14)	(.20)
Distributions from net realized gain	-	-	(2.16)	(.24)	(.26)	(1.15)
Total distributions	(.01)	(.29)	(2.39)	(.40)	(.40)	(1.36) C
Net asset value, end of period	$11.95	$11.37	$10.33	$14.51	$13.57	$12.28
Total Return D,E,F	5.17%	12.85%	(13.91)%	10.01%	14.06%	17.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.30%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.15%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.15%	.20%	.20%	.20%
Net investment income (loss)	1.08% I	2.26%	1.86%	1.10%	1.12%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$56	$53	$49	$69	$64	$58
Portfolio turnover rate J	14 % I	14%	51% K	51% K	24% K	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$10.28	$14.45	$13.51	$12.23	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.05	.23	.19	.13	.12	.18
Net realized and unrealized gain (loss)	.53	1.07	(1.99)	1.18	1.55	1.75
Total from investment operations	.58	1.30	(1.80)	1.31	1.67	1.93
Distributions from net investment income	(.01)	(.27)	(.21)	(.14)	(.13)	(.19)
Distributions from net realized gain	-	-	(2.16)	(.24)	(.26)	(1.15)
Total distributions	(.01)	(.27)	(2.37)	(.37) C	(.39)	(1.34)
Net asset value, end of period	$11.88	$11.31	$10.28	$14.45	$13.51	$12.23
Total Return D,E,F	5.10%	12.65%	(14.04)%	9.88%	13.89%	17.69%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.45%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.30%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.25%	.30%	.35%	.35%	.35%
Net investment income (loss)	.93% I	2.11%	1.71%	.95%	.97%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$79,557	$77,398	$75,580	$94,708	$114,211	$103,031
Portfolio turnover rate J	14 % I	14%	51% K	51% K	24% K	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$10.32	$14.50	$13.56	$12.28	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.06	.25	.21	.15	.14	.20
Net realized and unrealized gain (loss)	.53	1.09	(2.00)	1.19	1.54	1.76
Total from investment operations	.59	1.34	(1.79)	1.34	1.68	1.96
Distributions from net investment income	(.01)	(.29)	(.23)	(.16)	(.14)	(.20)
Distributions from net realized gain	-	-	(2.16)	(.24)	(.26)	(1.15)
Total distributions	(.01)	(.29)	(2.39)	(.40)	(.40)	(1.36) C
Net asset value, end of period	$11.95	$11.37	$10.32	$14.50	$13.56	$12.28
Total Return D,E,F	5.17%	12.96%	(13.94)%	10.02%	13.98%	17.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.20%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.15%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.15%	.20%	.20%	.20%
Net investment income (loss)	1.08% I	2.26%	1.86%	1.10%	1.12%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$4,080,716	$4,274,306	$4,419,893	$5,887,190	$5,731,732	$5,630,795
Portfolio turnover rate J	14 % I	14%	51% K	51% K	24% K	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 64.2%
	Shares	Value ($)
Fidelity Canada Fund (a)	728,134	48,551,958
Fidelity Commodity Strategy Fund (a)	198,531	18,860,455
Fidelity Contrafund (a)	6,085,109	122,919,200
Fidelity Emerging Markets Discovery Fund (a)	3,161,459	52,859,592
Fidelity Emerging Markets Fund (a)	11,276,871	447,578,996
Fidelity Enhanced International ETF (a)	4,327,505	122,641,492
Fidelity Enhanced Mid Cap ETF (a)	552,043	16,257,666
Fidelity Enhanced Small Cap ETF (a)	789,622	22,974,052
Fidelity Global Commodity Stock Fund (a)	562,449	10,804,654
Fidelity Hedged Equity Fund (a)	6,878,336	85,291,368
Fidelity Infrastructure Fund (a)	471,062	5,958,937
Fidelity International Capital Appreciation Fund (a)	3,338,195	95,739,420
Fidelity International Discovery Fund (a)	2,336,697	116,647,927
Fidelity International Small Cap Fund (a)	1,555,039	50,150,019
Fidelity International Small Cap Opportunities Fund (a)	3,109,867	61,886,358
Fidelity International Value Fund (a)	7,215,671	76,125,325
Fidelity Japan Smaller Companies Fund (a)	2,997,853	47,216,186
Fidelity Low-Priced Stock Fund (a)	2,483,055	116,231,794
Fidelity Overseas Fund (a)	7,146,824	465,401,158
Fidelity Real Estate Investment Portfolio (a)	821,700	30,698,727
iShares Core S&P 500 ETF	156,203	85,478,968
VIP Stock Selector All Cap Portfolio Investor Class (a)	191,859,972	2,179,529,286
TOTAL EQUITY FUNDS (Cost $3,548,038,916)		4,279,803,538

Fixed-Income Funds - 33.9%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	7,135,139	66,071,386
Fidelity High Income Fund (a)	6,358,730	48,898,636
Fidelity Inflation-Protected Bond Index Fund (a)	10,796,290	98,354,204
Fidelity Long-Term Treasury Bond Index Fund (a)	3,516,730	33,373,768
Fidelity New Markets Income Fund (a)	273,197	3,420,423
Fidelity Total Bond Fund (a)	106,668,335	1,002,682,346
VIP Investment Grade Bond II Portfolio Investor Class (a)	106,451,873	1,002,776,642
TOTAL FIXED-INCOME FUNDS (Cost $2,326,061,984)		2,255,577,405

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $123,967,917)	123,943,128	123,967,917

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% 8/1/24 (d) (Cost $796,385)	800,000	796,382

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,998,865,202)	6,660,145,242
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,149)
NET ASSETS - 100.0%	6,660,120,093

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	235	Sep 2024	27,532,600	147,550	147,550

Sold

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	232	Sep 2024	12,623,120	(33,758)	(33,758)

TOTAL FUTURES CONTRACTS					113,792
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $597,286.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	70,860,946	272,841,300	219,734,342	2,970,614	13	-	123,967,917	0.2%
Total	70,860,946	272,841,300	219,734,342	2,970,614	13	-	123,967,917

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	48,951,193	1,728,319	3,770,348	-	4,815	1,637,979	48,551,958
Fidelity Commodity Strategy Fund	18,532,277	525,033	1,063,023	-	(204,646)	1,070,814	18,860,455
Fidelity Contrafund	65,614,917	42,509,982	3,629,904	52,740	202,227	18,221,978	122,919,200
Fidelity Emerging Markets Discovery Fund	53,057,223	1,073,490	2,184,582	-	112,908	800,553	52,859,592
Fidelity Emerging Markets Fund	412,943,178	9,642,453	19,629,321	-	680,316	43,942,370	447,578,996
Fidelity Enhanced International ETF	114,678,883	-	-	2,211,355	-	7,962,609	122,641,492
Fidelity Enhanced Large Cap Value ETF	55,696,110	-	59,950,938	541,404	15,678,232	(11,423,404)	-
Fidelity Enhanced Mid Cap ETF	-	16,607,496	-	42,507	-	(349,830)	16,257,666
Fidelity Enhanced Small Cap ETF	-	23,090,205	-	41,850	-	(116,153)	22,974,052
Fidelity Equity-Income Fund	132,961,011	2,497,885	145,695,235	474,787	30,951,817	(20,715,478)	-
Fidelity Floating Rate High Income Fund	64,998,244	4,044,466	2,686,728	2,708,145	3,585	(288,181)	66,071,386
Fidelity Global Commodity Stock Fund	10,317,289	270,471	547,618	-	57,414	707,098	10,804,654
Fidelity Hedged Equity Fund	80,398,853	21,729	4,396,095	21,729	811,802	8,455,079	85,291,368
Fidelity High Income Fund	32,325,105	18,539,848	2,283,355	1,306,580	4,554	312,484	48,898,636
Fidelity Inflation-Protected Bond Index Fund	121,283,345	3,178,445	26,716,223	200,863	(1,790,625)	2,399,262	98,354,204
Fidelity Infrastructure Fund	5,928,055	200,082	388,509	14,892	4,564	214,745	5,958,937
Fidelity International Capital Appreciation Fund	91,622,204	2,753,140	6,003,952	-	605,649	6,762,379	95,739,420
Fidelity International Discovery Fund	107,661,865	3,607,459	7,864,587	-	(304,678)	13,547,868	116,647,927
Fidelity International Small Cap Fund	50,410,321	1,420,234	3,093,878	-	150,333	1,263,009	50,150,019
Fidelity International Small Cap Opportunities Fund	60,236,982	1,874,732	-	-	-	(225,356)	61,886,358
Fidelity International Value Fund	72,956,733	1,874,733	4,078,962	-	242,159	5,130,662	76,125,325
Fidelity Japan Smaller Companies Fund	45,177,646	-	-	-	-	2,038,540	47,216,186
Fidelity Long-Term Treasury Bond Index Fund	73,850,609	1,796,900	38,458,073	824,038	(2,792,208)	(1,023,460)	33,373,768
Fidelity Low-Priced Stock Fund	148,840,987	4,358,685	47,051,290	-	141,116	9,942,296	116,231,794
Fidelity New Markets Income Fund	15,895,249	495,611	13,038,507	308,561	(2,190,085)	2,258,155	3,420,423
Fidelity Overseas Fund	446,263,974	13,598,190	29,655,211	-	2,188,379	33,005,826	465,401,158
Fidelity Real Estate Investment Portfolio	32,364,428	912,130	1,610,656	116,610	(57,252)	(909,923)	30,698,727
Fidelity Total Bond Fund	978,836,650	95,227,688	52,082,240	21,114,586	9,647	(19,309,399)	1,002,682,346
Fidelity U.S. Low Volatility Equity Fund	62,736,299	151,445	64,209,801	-	8,968,487	(7,646,430)	-
Fidelity Value Discovery Fund	63,921,110	1,113,705	68,520,772	-	17,043,659	(13,557,702)	-
VIP Investment Grade Bond II Portfolio Investor Class	971,144,091	87,537,605	52,082,153	626,265	125,221	(3,948,122)	1,002,776,642
VIP Stock Selector All Cap Portfolio Investor Class	1,915,137,612	163,211,292	105,270,573	-	2,241,739	204,209,216	2,179,529,286
	6,354,742,443	503,863,453	765,962,534	30,606,912	72,889,129	284,369,484	6,449,901,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	4,279,803,538	4,279,803,538	-	-

Fixed-Income Funds	2,255,577,405	2,255,577,405	-	-

Money Market Funds	123,967,917	123,967,917	-	-

Other Short-Term Investments and Net Other Assets	796,382	-	796,382	-
Total Investments in Securities:	6,660,145,242	6,659,348,860	796,382	-
Derivative Instruments: Assets
Futures Contracts	147,550	147,550	-	-
Total Assets	147,550	147,550	-	-
Liabilities
Futures Contracts	(33,758)	(33,758)	-	-
Total Liabilities	(33,758)	(33,758)	-	-
Total Derivative Instruments:	113,792	113,792	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	147,550	(33,758)
Total Equity Risk	147,550	(33,758)
Total Value of Derivatives	147,550	(33,758)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 60% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $82,054,623)	$86,275,350
Fidelity Central Funds (cost $123,967,917)	123,967,917
Other affiliated issuers (cost $5,792,842,662)	6,449,901,975

Total Investment in Securities (cost $5,998,865,202)		$6,660,145,242
Cash		43,031
Receivable for investments sold		3,094,049
Receivable for fund shares sold		855,383
Distributions receivable from Fidelity Central Funds		545,887
Receivable for daily variation margin on futures contracts		14,400
Total assets		6,664,697,992
Liabilities
Payable for investments purchased	$146
Payable for fund shares redeemed	3,949,424
Accrued management fee	554,769
Distribution and service plan fees payable	73,560
Total liabilities		4,577,899
Net Assets		$6,660,120,093
Net Assets consist of:
Paid in capital		$6,036,589,383
Total accumulated earnings (loss)		623,530,710
Net Assets		$6,660,120,093

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($108,876,440 ÷ 10,583,055 shares)		$10.29
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($587,167,197 ÷ 57,339,871 shares)		$10.24
Investor Class :
Net Asset Value, offering price and redemption price per share ($5,964,076,456 ÷ 579,726,182 shares)		$10.29
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$253,911
Affiliated issuers		30,095,612
Interest		93,918
Income from Fidelity Central Funds		2,970,614
Total income		33,414,055
Expenses
Management fee	$4,900,185
Distribution and service plan fees	780,310
Independent trustees' fees and expenses	8,693
Total expenses before reductions	5,689,188
Expense reductions	(1,978,870)
Total expenses after reductions		3,710,318
Net Investment income (loss)		29,703,737
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	318,408
Fidelity Central Funds	13
Other affiliated issuers	72,889,129
Foreign currency transactions	467
Futures contracts	(4,740,609)
Capital gain distributions from underlying funds:
Affiliated issuers	511,300
Total net realized gain (loss)		68,978,708
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,219,798
Affiliated issuers	284,369,484
Futures contracts	1,370,962
Total change in net unrealized appreciation (depreciation)		289,960,244
Net gain (loss)		358,938,952
Net increase (decrease) in net assets resulting from operations		$388,642,689
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,703,737	$130,906,624
Net realized gain (loss)	68,978,708	(33,423,554)
Change in net unrealized appreciation (depreciation)	289,960,244	706,352,348
Net increase (decrease) in net assets resulting from operations	388,642,689	803,835,418
Distributions to shareholders	(3,298,797)	(142,216,963)

Share transactions - net increase (decrease)	(156,049,422)	72,699,093
Total increase (decrease) in net assets	229,294,470	734,317,548

Net Assets
Beginning of period	6,430,825,623	5,696,508,075
End of period	$6,660,120,093	$6,430,825,623

Financial Highlights
VIP FundsManager® 60% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$8.69	$12.40	$11.35	$10.20	$10.22
Income from Investment Operations
Net investment income (loss) A,B	.05	.20	.16	.13	.11	.16
Net realized and unrealized gain (loss)	.55	1.03	(1.82)	1.25	1.40	1.71
Total from investment operations	.60	1.23	(1.66)	1.38	1.51	1.87
Distributions from net investment income	(.01)	(.22)	(.17)	(.14)	(.11)	(.15)
Distributions from net realized gain	-	-	(1.88)	(.20)	(.25)	(1.74)
Total distributions	(.01)	(.22)	(2.05)	(.33) C	(.36)	(1.89)
Net asset value, end of period	$10.29	$9.70	$8.69	$12.40	$11.35	$10.20
Total Return D,E,F	6.14%	14.17%	(15.06)%	12.34%	15.12%	20.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.29%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	.92% I	2.18%	1.73%	1.08%	1.06%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$108,876	$96,947	$68,120	$58,353	$28,621	$9,951
Portfolio turnover rate J	24 % I	18%	43% K	54% K	22% K	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.66	$8.65	$12.36	$11.31	$10.17	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.04	.19	.15	.11	.09	.14
Net realized and unrealized gain (loss)	.55	1.03	(1.82)	1.25	1.39	1.71
Total from investment operations	.59	1.22	(1.67)	1.36	1.48	1.85
Distributions from net investment income	(.01)	(.21)	(.16)	(.12)	(.09)	(.14)
Distributions from net realized gain	-	-	(1.88)	(.20)	(.25)	(1.74)
Total distributions	(.01)	(.21)	(2.04)	(.31) C	(.34)	(1.88)
Net asset value, end of period	$10.24	$9.66	$8.65	$12.36	$11.31	$10.17
Total Return D,E,F	6.06%	14.08%	(15.25)%	12.21%	14.92%	20.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.45%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.29%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.25%	.29%	.35%	.35%	.35%
Net investment income (loss)	.77% I	2.03%	1.58%	.93%	.91%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$587,167	$582,339	$534,692	$640,658	$656,402	$594,140
Portfolio turnover rate J	24 % I	18%	43% K	54% K	22% K	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$8.69	$12.40	$11.35	$10.20	$10.22
Income from Investment Operations
Net investment income (loss) A,B	.05	.20	.16	.13	.11	.16
Net realized and unrealized gain (loss)	.55	1.03	(1.82)	1.25	1.40	1.71
Total from investment operations	.60	1.23	(1.66)	1.38	1.51	1.87
Distributions from net investment income	(.01)	(.22)	(.17)	(.14)	(.11)	(.15)
Distributions from net realized gain	-	-	(1.88)	(.20)	(.25)	(1.74)
Total distributions	(.01)	(.22)	(2.05)	(.33) C	(.36)	(1.89)
Net asset value, end of period	$10.29	$9.70	$8.69	$12.40	$11.35	$10.20
Total Return D,E,F	6.14%	14.17%	(15.06)%	12.34%	15.12%	20.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.19%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	.92% I	2.18%	1.73%	1.08%	1.06%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$5,964,076	$5,751,540	$5,093,696	$6,493,070	$5,919,107	$5,375,333
Portfolio turnover rate J	24 % I	18%	43% K	54% K	22% K	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 74.0%
	Shares	Value ($)
Fidelity Canada Fund (a)	277,368	18,494,895
Fidelity Commodity Strategy Fund (a)	78,110	7,420,487
Fidelity Contrafund (a)	2,346,199	47,393,222
Fidelity Emerging Markets Discovery Fund (a)	1,050,707	17,567,829
Fidelity Emerging Markets Fund (a)	4,259,819	169,072,228
Fidelity Enhanced International ETF (a)	1,664,318	47,166,772
Fidelity Enhanced Mid Cap ETF (a)	179,139	5,275,644
Fidelity Enhanced Small Cap ETF (a)	256,234	7,455,128
Fidelity Global Commodity Stock Fund (a)	105,554	2,027,695
Fidelity Hedged Equity Fund (a)	2,263,299	28,064,907
Fidelity Infrastructure Fund (a)	153,513	1,941,942
Fidelity International Capital Appreciation Fund (a)	1,324,148	37,976,570
Fidelity International Discovery Fund (a)	923,263	46,089,305
Fidelity International Small Cap Fund (a)	609,929	19,670,225
Fidelity International Small Cap Opportunities Fund (a)	1,052,570	20,946,139
Fidelity International Value Fund (a)	2,828,949	29,845,411
Fidelity Japan Smaller Companies Fund (a)	992,433	15,630,813
Fidelity Low-Priced Stock Fund (a)	957,535	44,822,200
Fidelity Overseas Fund (a)	2,831,894	184,412,935
Fidelity Real Estate Investment Portfolio (a)	266,812	9,968,095
iShares Core S&P 500 ETF	51,407	28,131,453
VIP Stock Selector All Cap Portfolio Investor Class (a)	74,010,920	840,764,045
TOTAL EQUITY FUNDS (Cost $1,374,635,279)		1,630,137,940

Fixed-Income Funds - 23.5%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	1,737,796	16,091,988
Fidelity High Income Fund (a)	2,085,424	16,036,911
Fidelity Inflation-Protected Bond Index Fund (a)	3,562,595	32,455,245
Fidelity Long-Term Treasury Bond Index Fund (a)	1,160,020	11,008,593
Fidelity New Markets Income Fund (a)	89,630	1,122,168
Fidelity Total Bond Fund (a)	23,440,628	220,341,908
VIP Investment Grade Bond II Portfolio Investor Class (a)	23,392,966	220,361,736
TOTAL FIXED-INCOME FUNDS (Cost $530,425,020)		517,418,549

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $55,046,136)	55,035,129	55,046,136

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.32% 8/1/24 to 8/15/24 (d) (Cost $348,379)	350,000	348,377

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,960,454,814)	2,202,951,002
NET OTHER ASSETS (LIABILITIES) - 0.0%	98,274
NET ASSETS - 100.0%	2,203,049,276

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	85	Sep 2024	9,958,600	53,548	53,548

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $348,377.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	25,719,081	91,346,331	62,019,276	1,161,264	-	-	55,046,136	0.1%
Total	25,719,081	91,346,331	62,019,276	1,161,264	-	-	55,046,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	18,190,478	694,122	1,000,140	-	(5,919)	616,354	18,494,895
Fidelity Commodity Strategy Fund	7,148,072	180,023	240,675	-	(42,388)	375,455	7,420,487
Fidelity Contrafund	26,403,063	14,601,155	951,672	21,297	49,803	7,290,873	47,393,222
Fidelity Emerging Markets Discovery Fund	17,405,241	433,508	570,950	-	1,687	298,343	17,567,829
Fidelity Emerging Markets Fund	153,104,055	4,406,928	5,137,952	-	123,799	16,575,398	169,072,228
Fidelity Enhanced International ETF	44,104,427	-	-	850,467	-	3,062,345	47,166,772
Fidelity Enhanced Large Cap Value ETF	26,746,144	-	28,789,379	259,990	7,127,309	(5,084,074)	-
Fidelity Enhanced Mid Cap ETF	-	5,389,164	-	13,794	-	(113,520)	5,275,644
Fidelity Enhanced Small Cap ETF	-	7,492,820	-	13,580	-	(37,692)	7,455,128
Fidelity Equity-Income Fund	45,778,814	760,735	50,066,203	162,985	10,369,058	(6,842,404)	-
Fidelity Floating Rate High Income Fund	15,644,981	1,063,050	546,999	653,855	1,958	(71,002)	16,091,988
Fidelity Global Commodity Stock Fund	1,919,924	92,739	123,984	-	8,436	130,580	2,027,695
Fidelity Hedged Equity Fund	25,857,327	6,989	800,725	6,988	138,364	2,862,952	28,064,907
Fidelity High Income Fund	10,382,945	6,056,529	505,942	423,306	2,622	100,757	16,036,911
Fidelity Inflation-Protected Bond Index Fund	38,885,960	1,036,326	7,674,670	64,291	(602,777)	810,406	32,455,245
Fidelity Infrastructure Fund	1,891,412	73,242	92,732	4,733	(35)	70,055	1,941,942
Fidelity International Capital Appreciation Fund	35,573,485	1,107,763	1,591,576	-	18,945	2,867,953	37,976,570
Fidelity International Discovery Fund	41,572,529	1,451,558	2,083,068	-	(89,294)	5,237,580	46,089,305
Fidelity International Small Cap Fund	19,376,827	570,906	819,477	-	4,315	537,654	19,670,225
Fidelity International Small Cap Opportunities Fund	20,266,795	754,129	-	-	-	(74,785)	20,946,139
Fidelity International Value Fund	28,101,130	754,129	1,080,730	-	40,625	2,030,257	29,845,411
Fidelity Japan Smaller Companies Fund	14,955,959	-	-	-	-	674,854	15,630,813
Fidelity Long-Term Treasury Bond Index Fund	23,670,343	611,402	12,045,770	266,832	(1,089,272)	(138,110)	11,008,593
Fidelity Low-Priced Stock Fund	54,932,364	1,750,538	15,553,014	-	(495,946)	4,188,258	44,822,200
Fidelity New Markets Income Fund	5,363,159	158,801	4,422,719	103,900	302,033	(279,106)	1,122,168
Fidelity Overseas Fund	173,051,933	5,472,329	7,857,724	-	241,834	13,504,563	184,412,935
Fidelity Real Estate Investment Portfolio	10,324,914	310,560	364,666	37,791	(15,492)	(287,221)	9,968,095
Fidelity Total Bond Fund	211,869,923	20,845,958	8,187,495	4,603,512	(27,548)	(4,158,930)	220,341,908
Fidelity U.S. Low Volatility Equity Fund	20,227,098	70,231	20,729,275	-	2,896,040	(2,464,094)	-
Fidelity Value Discovery Fund	22,335,424	329,260	23,882,196	-	6,167,877	(4,950,365)	-
VIP Investment Grade Bond II Portfolio Investor Class	210,213,338	19,147,777	8,187,409	136,962	(145,803)	(666,167)	220,361,736
VIP Stock Selector All Cap Portfolio Investor Class	719,984,357	69,614,550	27,076,283	-	767,387	77,474,034	840,764,045
	2,045,282,421	165,237,221	230,383,425	7,624,283	25,747,618	113,541,201	2,119,425,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	1,630,137,940	1,630,137,940	-	-

Fixed-Income Funds	517,418,549	517,418,549	-	-

Money Market Funds	55,046,136	55,046,136	-	-

Other Short-Term Investments and Net Other Assets	348,377	-	348,377	-
Total Investments in Securities:	2,202,951,002	2,202,602,625	348,377	-
Derivative Instruments: Assets
Futures Contracts	53,548	53,548	-	-
Total Assets	53,548	53,548	-	-
Total Derivative Instruments:	53,548	53,548	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	53,548	0
Total Equity Risk	53,548	0
Total Value of Derivatives	53,548	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 70% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $27,090,774)	$28,479,830
Fidelity Central Funds (cost $55,046,136)	55,046,136
Other affiliated issuers (cost $1,878,317,904)	2,119,425,036

Total Investment in Securities (cost $1,960,454,814)		$2,202,951,002
Cash		35,043
Receivable for investments sold		1,659,334
Receivable for fund shares sold		4,250
Distributions receivable from Fidelity Central Funds		241,616
Receivable for daily variation margin on futures contracts		13,600
Total assets		2,204,904,845
Liabilities
Payable for investments purchased	$79
Payable for fund shares redeemed	1,663,559
Accrued management fee	183,101
Distribution and service plan fees payable	8,830
Total liabilities		1,855,569
Net Assets		$2,203,049,276
Net Assets consist of:
Paid in capital		$1,963,125,481
Total accumulated earnings (loss)		239,923,795
Net Assets		$2,203,049,276

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($70,668 ÷ 5,414 shares)		$13.05
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($70,582,831 ÷ 5,447,310 shares)		$12.96
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,132,395,777 ÷ 163,432,221 shares)		$13.05
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$83,458
Affiliated issuers		7,446,553
Interest		34,607
Income from Fidelity Central Funds		1,161,264
Total income		8,725,882
Expenses
Management fee	$1,596,753
Distribution and service plan fees	87,210
Independent trustees' fees and expenses	2,819
Total expenses before reductions	1,686,782
Expense reductions	(568,096)
Total expenses after reductions		1,118,686
Net Investment income (loss)		7,607,196
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	145,503
Affiliated issuers	25,747,618
Foreign currency transactions	150
Futures contracts	(1,781,986)
Capital gain distributions from underlying funds:
Affiliated issuers	177,730
Total net realized gain (loss)		24,289,015
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,388,713
Affiliated issuers	113,541,201
Futures contracts	537,470
Total change in net unrealized appreciation (depreciation)		115,467,384
Net gain (loss)		139,756,399
Net increase (decrease) in net assets resulting from operations		$147,363,595
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,607,196	$36,163,060
Net realized gain (loss)	24,289,015	(10,886,233)
Change in net unrealized appreciation (depreciation)	115,467,384	261,094,283
Net increase (decrease) in net assets resulting from operations	147,363,595	286,371,110
Distributions to shareholders	(1,019,317)	(39,485,458)

Share transactions - net increase (decrease)	(16,255,683)	(21,696,786)
Total increase (decrease) in net assets	130,088,595	225,188,866

Net Assets
Beginning of period	2,072,960,681	1,847,771,815
End of period	$2,203,049,276	$2,072,960,681

Financial Highlights
VIP FundsManager® 70% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.74	$15.55	$13.90	$12.37	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.05	.21	.18	.15	.12	.17
Net realized and unrealized gain (loss)	.82	1.48	(2.33)	1.86	1.82	2.26
Total from investment operations	.87	1.69	(2.15)	2.01	1.94	2.43
Distributions from net investment income	(.01)	(.24)	(.19)	(.16)	(.12)	(.16)
Distributions from net realized gain	-	-	(2.47)	(.20)	(.30)	(1.61)
Total distributions	(.01)	(.24)	(2.66)	(.36)	(.41) C	(1.77)
Net asset value, end of period	$13.05	$12.19	$10.74	$15.55	$13.90	$12.37
Total Return D,E,F	7.11%	15.72%	(15.65)%	14.60%	16.10%	22.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.29%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	.72% I	1.87%	1.58%	.99%	.95%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$71	$66	$58	$84	$75	$67
Portfolio turnover rate J	25 % I	15%	33% K	60% K	24% K	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$10.67	$15.47	$13.83	$12.31	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.04	.20	.16	.12	.10	.15
Net realized and unrealized gain (loss)	.82	1.46	(2.31)	1.85	1.82	2.25
Total from investment operations	.86	1.66	(2.15)	1.97	1.92	2.40
Distributions from net investment income	(.01)	(.22)	(.17)	(.13)	(.10)	(.15)
Distributions from net realized gain	-	-	(2.47)	(.20)	(.30)	(1.61)
Total distributions	(.01)	(.22)	(2.65) C	(.33)	(.40)	(1.76)
Net asset value, end of period	$12.96	$12.11	$10.67	$15.47	$13.83	$12.31
Total Return D,E,F	7.07%	15.57%	(15.79)%	14.44%	15.94%	22.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.40%	.44%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25 % I	.25%	.29%	.35%	.35%	.35%
Expenses net of all reductions	.25% I	.25%	.29%	.35%	.35%	.35%
Net investment income (loss)	.57% I	1.72%	1.43%	.84%	.80%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$70,583	$68,638	$61,541	$74,699	$66,433	$57,129
Portfolio turnover rate J	25 % I	15%	33% K	60% K	24% K	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.73	$15.54	$13.90	$12.37	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.05	.21	.18	.15	.12	.17
Net realized and unrealized gain (loss)	.83	1.48	(2.33)	1.85	1.82	2.26
Total from investment operations	.88	1.69	(2.15)	2.00	1.94	2.43
Distributions from net investment income	(.01)	(.24)	(.19)	(.16)	(.12)	(.16)
Distributions from net realized gain	-	-	(2.47)	(.20)	(.30)	(1.61)
Total distributions	(.01)	(.24)	(2.66)	(.36)	(.41) C	(1.77)
Net asset value, end of period	$13.05	$12.18	$10.73	$15.54	$13.90	$12.37
Total Return D,E,F	7.19%	15.73%	(15.67)%	14.52%	16.10%	22.66%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.19%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	.72% I	1.87%	1.58%	.99%	.95%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,132,396	$2,004,256	$1,786,172	$2,136,227	$1,769,102	$1,605,820
Portfolio turnover rate J	25 % I	15%	33% K	60% K	24% K	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 87.3%
	Shares	Value ($)
Fidelity Canada Fund (a)	129,508	8,635,626
Fidelity Commodity Strategy Fund (a)	26,856	2,551,329
Fidelity Contrafund (a)	1,166,049	23,554,180
Fidelity Emerging Markets Discovery Fund (a)	361,129	6,038,075
Fidelity Emerging Markets Fund (a)	2,129,596	84,523,667
Fidelity Enhanced International ETF (a)	737,507	20,900,948
Fidelity Enhanced Mid Cap ETF (a)	72,113	2,123,728
Fidelity Enhanced Small Cap ETF (a)	103,148	3,001,091
Fidelity Global Commodity Stock Fund (a)	102,756	1,973,936
Fidelity Hedged Equity Fund (a)	921,875	11,431,250
Fidelity Infrastructure Fund (a)	62,518	790,856
Fidelity International Capital Appreciation Fund (a)	628,040	18,012,199
Fidelity International Discovery Fund (a)	439,227	21,926,208
Fidelity International Small Cap Fund (a)	287,639	9,276,348
Fidelity International Small Cap Opportunities Fund (a)	532,657	10,599,880
Fidelity International Value Fund (a)	1,315,834	13,882,046
Fidelity Japan Fund (a)	113,259	1,907,277
Fidelity Japan Smaller Companies Fund (a)	453,748	7,146,525
Fidelity Low-Priced Stock Fund (a)	476,903	22,323,850
Fidelity Overseas Fund (a)	1,300,297	84,675,322
Fidelity Real Estate Investment Portfolio (a)	107,542	4,017,761
iShares Core S&P 500 ETF	20,944	11,461,185
VIP Stock Selector All Cap Portfolio Investor Class (a)	36,779,537	417,815,536
TOTAL EQUITY FUNDS (Cost $676,542,296)		788,568,823

Fixed-Income Funds - 12.1%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	226,936	2,101,425
Fidelity High Income Fund (a)	282,418	2,171,797
Fidelity Inflation-Protected Bond Index Fund (a)	1,453,871	13,244,762
Fidelity Long-Term Treasury Bond Index Fund (a)	473,214	4,490,800
Fidelity New Markets Income Fund (a)	36,261	453,983
Fidelity Total Bond Fund (a)	4,619,593	43,424,172
VIP Investment Grade Bond II Portfolio Investor Class (a)	4,610,144	43,427,560
TOTAL FIXED-INCOME FUNDS (Cost $110,691,417)		109,314,499

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $3,817,464)	3,816,701	3,817,464

U.S. Treasury Obligations - 0.2%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 7/5/24 to 8/8/24 (d) (Cost $1,358,563)	1,360,000	1,358,553

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $792,409,740)	903,059,339
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,329)
NET ASSETS - 100.0%	903,040,010

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	150	Sep 2024	17,574,000	94,002	94,002
ICE MSCI Emerging Markets Index Contracts (United States)	24	Sep 2024	1,305,840	2,925	2,925

TOTAL FUTURES CONTRACTS					96,927
The notional amount of futures purchased as a percentage of Net Assets is 2.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $628,981.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	6,688,473	68,244,263	71,115,260	641,935	(12)	-	3,817,464	0.0%
Total	6,688,473	68,244,263	71,115,260	641,935	(12)	-	3,817,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	7,915,360	896,009	442,608	-	1,749	265,116	8,635,626
Fidelity Commodity Strategy Fund	2,363,650	150,305	74,941	-	809	111,506	2,551,329
Fidelity Contrafund	11,357,603	9,311,578	424,730	9,151	6,526	3,303,203	23,554,180
Fidelity Emerging Markets Discovery Fund	5,635,512	550,542	251,188	-	2,635	100,574	6,038,075
Fidelity Emerging Markets Fund	73,626,545	4,949,603	2,261,733	-	71,627	8,137,625	84,523,667
Fidelity Enhanced International ETF	19,543,936	-	-	376,866	-	1,357,012	20,900,948
Fidelity Enhanced Large Cap Value ETF	15,548,164	-	16,735,945	151,139	3,577,117	(2,389,336)	-
Fidelity Enhanced Mid Cap ETF	-	2,169,426	-	5,553	-	(45,698)	2,123,728
Fidelity Enhanced Small Cap ETF	-	3,016,264	-	5,467	-	(15,173)	3,001,091
Fidelity Equity-Income Fund	23,295,038	1,101,750	26,209,477	84,711	5,024,994	(3,212,305)	-
Fidelity Floating Rate High Income Fund	2,018,095	117,400	25,009	85,122	23	(9,084)	2,101,425
Fidelity Global Commodity Stock Fund	3,149,967	146,609	1,378,829	-	406,186	(349,997)	1,973,936
Fidelity Hedged Equity Fund	9,971,753	281,946	-	2,695	-	1,177,551	11,431,250
Fidelity High Income Fund	-	2,206,427	48,433	48,836	(84)	13,887	2,171,797
Fidelity Inflation-Protected Bond Index Fund	14,904,513	1,119,584	2,869,865	25,333	(311,836)	402,366	13,244,762
Fidelity Infrastructure Fund	720,315	75,892	33,896	1,875	(188)	28,733	790,856
Fidelity International Capital Appreciation Fund	15,982,839	1,427,323	704,519	-	8,150	1,298,406	18,012,199
Fidelity International Discovery Fund	18,630,495	1,870,713	922,774	-	20,486	2,327,288	21,926,208
Fidelity International Small Cap Fund	8,656,697	734,949	363,294	-	2,546	245,450	9,276,348
Fidelity International Small Cap Opportunities Fund	9,671,322	971,118	-	-	-	(42,560)	10,599,880
Fidelity International Value Fund	12,459,531	971,118	479,573	-	87	930,883	13,882,046
Fidelity Japan Fund	1,820,067	-	-	-	-	87,210	1,907,277
Fidelity Japan Smaller Companies Fund	6,837,976	-	-	-	-	308,549	7,146,525
Fidelity Long-Term Treasury Bond Index Fund	10,199,317	452,169	5,660,974	108,438	(568,129)	68,417	4,490,800
Fidelity Low-Priced Stock Fund	29,032,604	2,462,356	11,211,693	-	(627,603)	2,668,186	22,323,850
Fidelity New Markets Income Fund	2,059,321	133,278	1,747,613	40,481	47,320	(38,323)	453,983
Fidelity Overseas Fund	75,065,263	7,053,162	3,481,400	-	35,920	6,002,377	84,675,322
Fidelity Real Estate Investment Portfolio	3,959,349	304,059	132,395	15,178	(636)	(112,616)	4,017,761
Fidelity Total Bond Fund	41,847,328	5,693,974	3,325,267	896,314	(95,264)	(696,599)	43,424,172
Fidelity U.S. Low Volatility Equity Fund	7,807,593	37,919	8,010,867	-	1,114,944	(949,589)	-
Fidelity Value Discovery Fund	14,701,329	560,555	16,073,494	-	4,042,840	(3,231,230)	-
VIP Investment Grade Bond II Portfolio Investor Class	41,702,201	5,020,725	3,164,676	25,506	(83,569)	(47,121)	43,427,560
VIP Stock Selector All Cap Portfolio Investor Class	303,814,232	90,847,894	11,688,366	-	114,646	34,727,130	417,815,536
	794,297,915	144,634,647	117,723,559	1,882,665	12,791,296	52,421,838	886,422,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	788,568,823	788,568,823	-	-

Fixed-Income Funds	109,314,499	109,314,499	-	-

Money Market Funds	3,817,464	3,817,464	-	-

Other Short-Term Investments and Net Other Assets	1,358,553	-	1,358,553	-
Total Investments in Securities:	903,059,339	901,700,786	1,358,553	-
Derivative Instruments: Assets
Futures Contracts	96,927	96,927	-	-
Total Assets	96,927	96,927	-	-
Total Derivative Instruments:	96,927	96,927	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	96,927	0
Total Equity Risk	96,927	0
Total Value of Derivatives	96,927	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
VIP FundsManager® 85% Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,253,825)	$12,819,738
Fidelity Central Funds (cost $3,817,464)	3,817,464
Other affiliated issuers (cost $776,338,451)	886,422,137

Total Investment in Securities (cost $792,409,740)		$903,059,339
Cash		8,700
Receivable for investments sold		49,241
Receivable for fund shares sold		498,140
Distributions receivable from Fidelity Central Funds		27,530
Receivable for daily variation margin on futures contracts		26,400
Total assets		903,669,350
Liabilities
Payable for investments purchased	$488,809
Payable for fund shares redeemed	58,560
Accrued management fee	74,789
Distribution and service plan fees payable	7,182
Total liabilities		629,340
Net Assets		$903,040,010
Net Assets consist of:
Paid in capital		$790,259,714
Total accumulated earnings (loss)		112,780,296
Net Assets		$903,040,010

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($113,871 ÷ 8,584 shares)		$13.27
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($57,405,098 ÷ 4,393,876 shares)		$13.06
Investor Class :
Net Asset Value, offering price and redemption price per share ($845,521,041 ÷ 64,040,237 shares)		$13.20
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$33,903
Affiliated issuers		1,791,619
Interest		45,188
Income from Fidelity Central Funds		641,935
Total income		2,512,645
Expenses
Management fee	$637,211
Distribution and service plan fees	69,806
Independent trustees' fees and expenses	1,112
Total expenses before reductions	708,129
Expense reductions	(240,730)
Total expenses after reductions		467,399
Net Investment income (loss)		2,045,246
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,877
Fidelity Central Funds	(12)
Other affiliated issuers	12,791,296
Foreign currency transactions	58
Futures contracts	2,067,311
Capital gain distributions from underlying funds:
Affiliated issuers	91,046
Total net realized gain (loss)		14,987,576
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	565,670
Affiliated issuers	52,421,838
Futures contracts	(807,941)
Total change in net unrealized appreciation (depreciation)		52,179,567
Net gain (loss)		67,167,143
Net increase (decrease) in net assets resulting from operations		$69,212,389
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,045,246	$10,788,033
Net realized gain (loss)	14,987,576	(2,632,268)
Change in net unrealized appreciation (depreciation)	52,179,567	112,771,154
Net increase (decrease) in net assets resulting from operations	69,212,389	120,926,919
Distributions to shareholders	(328,662)	(11,901,106)

Share transactions - net increase (decrease)	32,083,426	8,282,094
Total increase (decrease) in net assets	100,967,153	117,307,907

Net Assets
Beginning of period	802,072,857	684,764,950
End of period	$903,040,010	$802,072,857

Financial Highlights
VIP FundsManager® 85% Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$10.55	$15.82	$13.88	$12.25	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.03	.17	.12	.12	.09	.15
Net realized and unrealized gain (loss)	1.02	1.69	(2.46)	2.34	2.04	2.58
Total from investment operations	1.05	1.86	(2.34)	2.46	2.13	2.73
Distributions from net investment income	(.01)	(.18)	(.13)	(.15)	(.10)	(.14)
Distributions from net realized gain	-	-	(2.80)	(.37)	(.39)	(1.99)
Total distributions	(.01)	(.18)	(2.93)	(.52)	(.50) C	(2.13)
Net asset value, end of period	$13.27	$12.23	$10.55	$15.82	$13.88	$12.25
Total Return D,E,F	8.55%	17.69%	(17.01)%	18.02%	17.93%	26.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.29%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	.49% I	1.48%	1.18%	.78%	.82%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$114	$111	$100	$-	$-	$-
Portfolio turnover rate J	35 % I	19%	28% K	68% K	37% K	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.05	$10.40	$15.65	$13.76	$12.20	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.02	.15	.11	.10	.08	.13
Net realized and unrealized gain (loss)	1.00	1.67	(2.45)	2.29	1.96	2.60
Total from investment operations	1.02	1.82	(2.34)	2.39	2.04	2.73
Distributions from net investment income	(.01)	(.17)	(.11)	(.13)	(.09)	(.13)
Distributions from net realized gain	-	-	(2.80)	(.37)	(.39)	(1.99)
Total distributions	(.01)	(.17)	(2.91)	(.50)	(.48)	(2.12)
Net asset value, end of period	$13.06	$12.05	$10.40	$15.65	$13.76	$12.20
Total Return C,D,E	8.43%	17.48%	(17.19)%	17.64%	17.27%	26.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.40%	.44%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.25 % H	.25%	.29%	.35%	.35%	.35%
Expenses net of all reductions	.25% H	.25%	.29%	.35%	.35%	.35%
Net investment income (loss)	.34% H	1.33%	1.03%	.68%	.68%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$57,405	$53,871	$48,826	$58,047	$48,373	$40,928
Portfolio turnover rate I	35 % H	19%	28% J	68% J	37% J	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP FundsManager® 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.17	$10.50	$15.77	$13.86	$12.28	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.03	.17	.13	.12	.10	.15
Net realized and unrealized gain (loss)	1.01	1.68	(2.47)	2.31	1.98	2.60
Total from investment operations	1.04	1.85	(2.34)	2.43	2.08	2.75
Distributions from net investment income	(.01)	(.18)	(.13)	(.15)	(.10)	(.14)
Distributions from net realized gain	-	-	(2.80)	(.37)	(.39)	(1.99)
Total distributions	(.01)	(.18)	(2.93)	(.52)	(.50) C	(2.13)
Net asset value, end of period	$13.20	$12.17	$10.50	$15.77	$13.86	$12.28
Total Return D,E,F	8.51%	17.68%	(17.07)%	17.83%	17.46%	26.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.15% I	.15%	.19%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.10 % I	.10%	.14%	.20%	.20%	.20%
Expenses net of all reductions	.10% I	.10%	.14%	.20%	.20%	.20%
Net investment income (loss)	.49% I	1.48%	1.18%	.83%	.83%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$845,521	$748,091	$635,839	$755,243	$615,808	$548,925
Portfolio turnover rate J	35 % I	19%	28% K	68% K	37% K	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP FundsManager 20% Portfolio, VIP FundsManager 30% Portfolio, VIP FundsManager 40% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class, Service Class 2 and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP FundsManager 20% Portfolio	692,913,385	28,212,506	(15,210,384)	13,002,122
VIP FundsManager 30% Portfolio	10,917,372	440,494	(27,022)	413,472
VIP FundsManager 40% Portfolio	16,866,009	1,035,805	(35,231)	1,000,574
VIP FundsManager 50% Portfolio	3,806,943,749	423,635,420	(70,984,225)	352,651,195
VIP FundsManager 60% Portfolio	6,010,679,000	738,575,415	(88,995,381)	649,580,034
VIP FundsManager 70% Portfolio	1,963,419,881	259,707,979	(20,123,310)	239,584,669
VIP FundsManager 85% Portfolio	795,784,241	112,455,824	(5,083,799)	107,372,025

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP FundsManager 20% Portfolio	(10,873,516)	(25,169,012)	(36,042,528)
VIP FundsManager 50% Portfolio	(66,046,714)	(104,626,748)	(170,673,462)
VIP FundsManager 60% Portfolio	(114,643,499)	(6,871,760)	(121,515,259)
VIP FundsManager 70% Portfolio	(28,230,539)	(2,532,177)	(30,762,716)
VIP FundsManager 85% Portfolio	(9,864,159)	(-)	(9,864,159)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	40,882,653	104,006,621
VIP FundsManager 30% Portfolio	5,645,212	1,059,504
VIP FundsManager 40% Portfolio	4,568,986	1,695,255
VIP FundsManager 50% Portfolio	206,234,185	775,757,978
VIP FundsManager 60% Portfolio	503,863,453	765,962,534
VIP FundsManager 70% Portfolio	165,237,221	230,383,425
VIP FundsManager 85% Portfolio	144,634,647	117,723,559
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP FundsManager 20% Portfolio	30	14,717	14,747
VIP FundsManager 30% Portfolio	173	433	606
VIP FundsManager 40% Portfolio	176	441	617
VIP FundsManager 50% Portfolio	27	98,332	98,359
VIP FundsManager 60% Portfolio	50,756	729,554	780,310
VIP FundsManager 70% Portfolio	34	87,176	87,210
VIP FundsManager 85% Portfolio	56	69,750	69,806

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP FundsManager 20% Portfolio	8,775,304	20,837	22
VIP FundsManager 30% Portfolio	28,789	-	-
VIP FundsManager 40% Portfolio	-	52,343	153
VIP FundsManager 50% Portfolio	51,529,590	143,688	148
VIP FundsManager 60% Portfolio	-	40,121,231	112,458
VIP FundsManager 70% Portfolio	-	14,884,874	41,574
VIP FundsManager 85% Portfolio	-	5,571,441	14,811

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity U.S. Low Volatility Equity Fund ("Underlying Fund") for investments. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net realized gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized gain (loss) on redemptions of Underlying Fund ($)
VIP FundsManager 20% Portfolio	7,324,821	953,928
VIP FundsManager 50% Portfolio	42,189,458	5,917,244
VIP FundsManager 60% Portfolio	63,616,477	8,938,799
VIP FundsManager 70% Portfolio	20,635,443	2,889,874
VIP FundsManager 85% Portfolio	7,972,170	1,111,792
7. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .05% of each Fund's average net assets until April 30, 2025. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver ($)
VIP FundsManager 20% Portfolio	179,952
VIP FundsManager 30% Portfolio	2,210
VIP FundsManager 40% Portfolio	4,024
VIP FundsManager 50% Portfolio	1,060,358
VIP FundsManager 60% Portfolio	1,636,292
VIP FundsManager 70% Portfolio	533,191
VIP FundsManager 85% Portfolio	212,774

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
VIP FundsManager 20% Portfolio
Service Class	30
Service Class 2	5,887
VIP FundsManager 30% Portfolio
Service Class	173
Service Class 2	173
VIP FundsManager 40% Portfolio
Service Class	176
Service Class 2	176
VIP FundsManager 50% Portfolio
Service Class	27
Service Class 2	39,333
VIP FundsManager 60% Portfolio
Service Class	50,756
Service Class 2	291,822
VIP FundsManager 70% Portfolio
Service Class	34
Service Class 2	34,871
VIP FundsManager 85% Portfolio
Service Class	56
Service Class 2	27,900

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP FundsManager 30% Portfolio	67
VIP FundsManager 40% Portfolio	76
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$62	$2,225
Service Class 2	12,239	411,354
Investor Class	752,815	27,074,396
Total	$765,116	$27,487,975
VIP FundsManager 30% Portfolio
Distributions to shareholders
Service Class	$300	$6,993
Service Class 2	300	6,627
Investor Class	5,390	110,816
Total	$5,990	$124,436
VIP FundsManager 40% Portfolio
Distributions to shareholders
Service Class	$433	$5,028
Service Class 2	433	4,662
Investor Class	18,004	192,101
Total	$18,870	$201,791
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$33	$1,338
Service Class 2	47,881	1,817,121
Investor Class	2,579,235	106,632,373
Total	$2,627,149	$108,450,832
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$49,725	$2,118,631
Service Class 2	297,776	12,240,216
Investor Class	2,951,296	127,858,116
Total	$3,298,797	$142,216,963
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$32	$1,277
Service Class 2	33,914	1,226,654
Investor Class	985,371	38,257,527
Total	$1,019,317	$39,485,458
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$45	$1,658
Service Class 2	22,267	739,759
Investor Class	306,350	11,159,689
Total	$328,662	$11,901,106
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP FundsManager 20% Portfolio
Service Class
Shares sold	352	712	$3,679	$7,372
Reinvestment of distributions	1	23	7	240
Shares redeemed	(314)	(522)	(3,313)	(5,385)
Net increase (decrease)	39	213	$373	$2,227
Service Class 2
Shares sold	102,053	151,146	$1,071,336	$1,554,620
Reinvestment of distributions	1,172	39,418	12,239	411,354
Shares redeemed	(116,025)	(216,261)	(1,223,860)	(2,240,355)
Net increase (decrease)	(12,800)	(25,697)	$(140,285)	$(274,381)
Investor Class
Shares sold	503,036	1,103,803	$5,310,474	$11,382,293
Reinvestment of distributions	71,902	2,587,222	752,815	27,074,396
Shares redeemed	(5,489,422)	(13,861,772)	(57,889,123)	(143,235,669)
Net increase (decrease)	(4,914,484)	(10,170,747)	$(51,825,834)	$(104,778,980)
VIP FundsManager 30% Portfolio
Service Class
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Service Class 2
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Investor Class
Shares sold	519,251	566,712	$5,396,998	$5,625,882
Reinvestment of distributions	494	10,088	5,090	103,802
Shares redeemed	(56,392)	(39,019)	(592,437)	(380,890)
Net increase (decrease)	463,353	537,781	$4,809,651	$5,348,794
VIP FundsManager 40% Portfolio
Service Class
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Service Class 2
Shares sold	-	33,300	$ -	$333,000
Net increase (decrease)	-	33,300	$-	$333,000
Investor Class
Shares sold	373,653	1,313,289	$3,955,554	$13,203,311
Reinvestment of distributions	1,677	17,935	17,570	187,057
Shares redeemed	(82,382)	(41,115)	(877,075)	(421,553)
Net increase (decrease)	292,948	1,290,109	$3,096,049	$12,968,815
VIP FundsManager 50% Portfolio
Service Class
Shares sold	14	80	$157	$870
Reinvestment of distributions	-	-	-	2
Shares redeemed	(14)	(154)	(157)	(1,683)
Net increase (decrease)	-	(74)	$-	$(811)
Service Class 2
Shares sold	402,567	508,472	$4,637,375	$5,493,861
Reinvestment of distributions	4,189	161,277	47,881	1,817,121
Shares redeemed	(551,409)	(1,183,544)	(6,381,164)	(12,765,469)
Net increase (decrease)	(144,653)	(513,795)	$(1,695,908)	$(5,454,487)
Investor Class
Shares sold	847,764	1,973,837	$9,770,050	$21,448,148
Reinvestment of distributions	224,477	9,421,207	2,579,235	106,632,373
Shares redeemed	(35,483,306)	(63,521,430)	(412,260,257)	(690,173,060)
Net increase (decrease)	(34,411,065)	(52,126,386)	$(399,910,972)	$(562,092,539)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	1,329,936	3,237,282	$13,300,406	$29,895,512
Reinvestment of distributions	5,056	219,119	49,701	2,117,582
Shares redeemed	(747,341)	(1,302,569)	(7,413,174)	(12,065,112)
Net increase (decrease)	587,651	2,153,832	$5,936,933	$19,947,982
Service Class 2
Shares sold	865,623	3,424,085	$8,626,514	$31,360,733
Reinvestment of distributions	30,416	1,273,863	297,776	12,240,216
Shares redeemed	(3,830,909)	(6,203,615)	(38,027,332)	(56,845,626)
Net increase (decrease)	(2,934,870)	(1,505,667)	$(29,103,042)	$(13,244,677)
Investor Class
Shares sold	27,758,802	62,951,717	$276,746,929	$577,922,893
Reinvestment of distributions	300,234	13,243,928	2,951,296	127,858,116
Shares redeemed	(41,332,580)	(69,556,604)	(412,581,538)	(639,785,221)
Net increase (decrease)	(13,273,544)	6,639,041	$(132,883,313)	$65,995,788
VIP FundsManager 70% Portfolio
Service Class
Shares sold	135	290	$1,653	$3,307
Reinvestment of distributions	-	1	-	16
Shares redeemed	(132)	(290)	(1,651)	(3,305)
Net increase (decrease)	3	1	$2	$18
Service Class 2
Shares sold	120,778	293,434	$1,512,511	$3,342,027
Reinvestment of distributions	2,753	102,062	33,914	1,226,654
Shares redeemed	(345,178)	(495,196)	(4,336,064)	(5,621,284)
Net increase (decrease)	(221,647)	(99,700)	$(2,789,639)	$(1,052,603)
Investor Class
Shares sold	4,590,105	5,488,147	$57,927,516	$62,399,529
Reinvestment of distributions	79,465	3,160,203	985,371	38,257,527
Shares redeemed	(5,752,069)	(10,570,255)	(72,378,933)	(121,301,257)
Net increase (decrease)	(1,082,499)	(1,921,905)	$(13,466,046)	$(20,644,201)
VIP FundsManager 85% Portfolio
Service Class
Shares sold	101	1,156	$1,278	$12,667
Reinvestment of distributions	4	137	45	1,658
Shares redeemed	(609)	(1,684)	(7,714)	(18,741)
Net increase (decrease)	(504)	(391)	$(6,391)	$(4,416)
Service Class 2
Shares sold	167,461	604,456	$2,097,384	$6,768,233
Reinvestment of distributions	1,807	62,010	22,267	739,759
Shares redeemed	(244,991)	(892,306)	(3,074,794)	(9,967,296)
Net increase (decrease)	(75,723)	(225,840)	$(955,143)	$(2,459,304)
Investor Class
Shares sold	4,519,124	4,659,068	$57,544,561	$52,385,474
Reinvestment of distributions	24,626	924,934	306,350	11,159,689
Shares redeemed	(1,968,039)	(4,681,238)	(24,805,951)	(52,799,349)
Net increase (decrease)	2,575,711	902,764	$33,044,960	$10,745,814
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	25%	39%	15%
Fidelity Hedged Equity Fund	22%	36%	12%
Fidelity Infrastructure Fund	-	14%	-
Fidelity Japan Smaller Companies Fund	-	11%	-
VIP Investment Grade Bond Portfolio II	23%	31%	-
VIP Stock Selector All Cap Portfolio	24%	46%	18%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	92%
Fidelity Hedged Equity Fund	78%
Fidelity Infrastructure Fund	32%
Fidelity Japan Smaller Companies Fund	25%
VIP Investment Grade Bond Portfolio II	68%
VIP Stock Selector All Cap Portfolio	99%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %

VIP FundsManager 20% Portfolio	98%	-	-
VIP FundsManager 30% Portfolio	100%	-	-
VIP FundsManager 40% Portfolio	100%	-	-
VIP FundsManager 50% Portfolio	44%	-	-
VIP FundsManager 60% Portfolio	33%	2	27%
VIP FundsManager 70% Portfolio	97%	-	-
VIP FundsManager 85% Portfolio	94%	-	-
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.833444.118
VIPFM-SANN-0824
Fidelity® Variable Insurance Products:

VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠

Semi-Annual Report
June 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Income Portfolio℠
VIP Freedom 2010 Portfolio℠
VIP Freedom 2015 Portfolio℠
VIP Freedom 2020 Portfolio℠
VIP Freedom 2025 Portfolio℠
VIP Freedom 2030 Portfolio℠
VIP Freedom 2035 Portfolio℠
VIP Freedom 2040 Portfolio℠
VIP Freedom 2045 Portfolio℠
VIP Freedom 2050 Portfolio℠
VIP Freedom 2055 Portfolio℠
VIP Freedom 2060 Portfolio℠
VIP Freedom 2065 Portfolio℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Income Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.0%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	18,289	1,108,112
VIP Equity-Income Portfolio Initial Class (a)	33,456	903,991
VIP Growth & Income Portfolio Initial Class (a)	40,530	1,243,859
VIP Growth Portfolio Initial Class (a)	16,261	1,842,656
VIP Mid Cap Portfolio Initial Class (a)	7,259	285,287
VIP Value Portfolio Initial Class (a)	32,570	633,152
VIP Value Strategies Portfolio Initial Class (a)	18,767	314,902
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,783,075)		6,331,959

International Equity Funds - 13.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	391,706	4,547,701
VIP Overseas Portfolio Initial Class (a)	222,657	6,180,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,797,300)		10,728,663

Bond Funds - 62.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,416,384	12,903,255
Fidelity International Bond Index Fund (a)	187,298	1,711,905
Fidelity Long-Term Treasury Bond Index Fund (a)	185,219	1,757,725
VIP High Income Portfolio Initial Class (a)	274,616	1,301,679
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,374,613	31,788,854
TOTAL BOND FUNDS (Cost $52,381,252)		49,463,418

Short-Term Funds - 15.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.1% (a)(b) (Cost $12,155,353)	12,155,353	12,155,353

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $76,116,980)	78,679,393
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,094)
NET ASSETS - 100.0%	78,673,299

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,952,508	1,780,061	2,389,345	19,196	(42,361)	144,974	12,903,255
Fidelity International Bond Index Fund	1,775,787	284,252	531,658	16,619	(18,327)	9,149	1,711,905
Fidelity Long-Term Treasury Bond Index Fund	2,332,824	343,881	991,848	32,629	(139,086)	7,796	1,757,725
VIP Contrafund Portfolio Initial Class	716,844	373,890	313,760	3,579	14,286	188,981	1,108,112
VIP Emerging Markets Portfolio Initial Class	3,485,948	1,095,608	872,580	2,974	13,573	327,507	4,547,701
VIP Equity-Income Portfolio Initial Class	581,292	368,109	214,855	3,644	6,399	61,243	903,991
VIP Government Money Market Portfolio Initial Class 5.1%	12,731,894	2,691,114	4,653,108	287,567	-	-	12,155,353
VIP Growth & Income Portfolio Initial Class	799,053	482,870	315,769	6,705	9,147	127,825	1,243,859
VIP Growth Portfolio Initial Class	1,187,146	635,272	489,599	21,508	17,359	281,106	1,842,656
VIP High Income Portfolio Initial Class	1,152,783	169,377	202,249	486	1,563	33,550	1,301,679
VIP Investment Grade Bond II Portfolio - Initial Class	27,259,612	5,777,833	4,786,042	17,301	8,800	(80,146)	31,788,854
VIP Mid Cap Portfolio Initial Class	181,931	117,454	64,691	3,729	2,251	16,850	285,287
VIP Overseas Portfolio Initial Class	5,044,303	1,189,328	1,109,408	18,892	37,279	328,574	6,180,962
VIP Value Portfolio Initial Class	405,418	286,055	141,807	9,845	3,820	9,455	633,152
VIP Value Strategies Portfolio Initial Class	200,620	144,726	71,051	3,164	2,194	3,833	314,902
	69,807,963	15,739,830	17,147,770	447,838	(83,103)	1,460,697	78,679,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,331,959	6,331,959	-	-

International Equity Funds	10,728,663	10,728,663	-	-

Bond Funds	49,463,418	49,463,418	-	-

Short-Term Funds	12,155,353	12,155,353	-	-
Total Investments in Securities:	78,679,393	78,679,393	-	-
VIP Freedom Income Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $76,116,980)	$78,679,393

Total Investment in Securities (cost $76,116,980)		$78,679,393
Cash		13
Receivable for investments sold		316,006
Receivable for fund shares sold		59,909
Total assets		79,055,321
Liabilities
Payable for investments purchased	$234,790
Payable for fund shares redeemed	141,183
Distribution and service plan fees payable	6,049
Total liabilities		382,022
Net Assets		$78,673,299
Net Assets consist of:
Paid in capital		$78,106,501
Total accumulated earnings (loss)		566,798
Net Assets		$78,673,299

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($26,671,763 ÷ 2,386,349 shares)		$11.18
Service Class :
Net Asset Value, offering price and redemption price per share ($38,160,036 ÷ 3,420,138 shares)		$11.16
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($13,841,500 ÷ 1,245,469 shares)		$11.11
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$388,888
Expenses
Distribution and service plan fees	$34,136
Independent trustees' fees and expenses	96
Total expenses		34,232
Net Investment income (loss)		354,656
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(83,103)
Capital gain distributions from underlying funds:
Affiliated issuers	58,950
Total net realized gain (loss)		(24,153)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,460,697
Total change in net unrealized appreciation (depreciation)		1,460,697
Net gain (loss)		1,436,544
Net increase (decrease) in net assets resulting from operations		$1,791,200
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$354,656	$2,347,521
Net realized gain (loss)	(24,153)	(72,462)
Change in net unrealized appreciation (depreciation)	1,460,697	2,839,039
Net increase (decrease) in net assets resulting from operations	1,791,200	5,114,098
Distributions to shareholders	(466,732)	(2,815,603)

Share transactions - net increase (decrease)	7,543,214	3,699,301
Total increase (decrease) in net assets	8,867,682	5,997,796

Net Assets
Beginning of period	69,805,617	63,807,821
End of period	$78,673,299	$69,805,617

Financial Highlights
VIP Freedom Income Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.97	$10.61	$12.76	$12.74	$11.89	$11.08
Income from Investment Operations
Net investment income (loss) A,B	.06	.41	.30	.24	.17	.27
Net realized and unrealized gain (loss)	.22	.42	(1.79)	.18	1.06	1.03
Total from investment operations	.28	.83	(1.49)	.42	1.23	1.30
Distributions from net investment income	(.07)	(.47)	(.26)	(.13)	(.16)	(.25)
Distributions from net realized gain	-	-	(.40)	(.27)	(.22)	(.25)
Total distributions	(.07)	(.47)	(.66)	(.40)	(.38)	(.49) C
Net asset value, end of period	$11.18	$10.97	$10.61	$12.76	$12.74	$11.89
Total Return D,E,F	2.60%	7.91%	(12.05)%	3.35%	10.47%	11.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.11% J	3.75%	2.71%	1.85%	1.40%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$26,672	$22,698	$15,085	$17,011	$16,854	$14,870
Portfolio turnover rate K	45 % J,L	40%	91%	52%	66%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LThe portfolio turnover rate does not include the assets acquired in the merger.
VIP Freedom Income Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$10.60	$12.74	$12.73	$11.88	$11.07
Income from Investment Operations
Net investment income (loss) A,B	.06	.39	.29	.22	.16	.26
Net realized and unrealized gain (loss)	.21	.43	(1.77)	.18	1.06	1.03
Total from investment operations	.27	.82	(1.48)	.40	1.22	1.29
Distributions from net investment income	(.07)	(.46)	(.25)	(.12)	(.15)	(.24)
Distributions from net realized gain	-	-	(.40)	(.27)	(.22)	(.25)
Total distributions	(.07)	(.46)	(.66) C	(.39)	(.37)	(.48) C
Net asset value, end of period	$11.16	$10.96	$10.60	$12.74	$12.73	$11.88
Total Return D,E,F	2.51%	7.81%	(12.06)%	3.17%	10.38%	11.87%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.01% I	3.65%	2.61%	1.75%	1.30%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$38,160	$32,753	$31,739	$32,637	$32,810	$24,831
Portfolio turnover rate J	45 % I,K	40%	91%	52%	66%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the merger.
VIP Freedom Income Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.56	$12.69	$12.68	$11.83	$11.03
Income from Investment Operations
Net investment income (loss) A,B	.05	.38	.27	.20	.14	.24
Net realized and unrealized gain (loss)	.21	.42	(1.77)	.18	1.06	1.02
Total from investment operations	.26	.80	(1.50)	.38	1.20	1.26
Distributions from net investment income	(.07)	(.44)	(.22)	(.10)	(.13)	(.22)
Distributions from net realized gain	-	-	(.40)	(.27)	(.22)	(.25)
Total distributions	(.07)	(.44)	(.63) C	(.37)	(.35)	(.46) C
Net asset value, end of period	$11.11	$10.92	$10.56	$12.69	$12.68	$11.83
Total Return D,E,F	2.43%	7.65%	(12.26)%	3.03%	10.29%	11.63%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.86% I	3.50%	2.46%	1.60%	1.15%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$13,842	$14,354	$16,984	$28,521	$27,518	$18,333
Portfolio turnover rate J	45 % I,K	40%	91%	52%	66%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the merger.
VIP Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	95,069	5,760,227
VIP Equity-Income Portfolio Initial Class (a)	173,923	4,699,394
VIP Growth & Income Portfolio Initial Class (a)	210,694	6,466,212
VIP Growth Portfolio Initial Class (a)	84,528	9,578,700
VIP Mid Cap Portfolio Initial Class (a)	37,737	1,483,065
VIP Value Portfolio Initial Class (a)	169,311	3,291,399
VIP Value Strategies Portfolio Initial Class (a)	97,559	1,637,041
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,539,125)		32,916,038

International Equity Funds - 16.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,506,648	17,492,186
VIP Overseas Portfolio Initial Class (a)	945,698	26,252,589
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,162,655)		43,744,775

Bond Funds - 60.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,469,553	40,717,629
Fidelity International Bond Index Fund (a)	692,950	6,333,565
Fidelity Long-Term Treasury Bond Index Fund (a)	688,216	6,531,165
VIP High Income Portfolio Initial Class (a)	918,634	4,354,326
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,639,500	100,224,094
TOTAL BOND FUNDS (Cost $168,543,153)		158,160,779

Short-Term Funds - 10.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.1% (a)(b) (Cost $28,320,008)	28,320,008	28,320,008

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $252,564,941)	263,141,600
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,416)
NET ASSETS - 100.0%	263,092,184

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	43,902,853	2,081,636	5,571,773	69,746	(333,024)	637,937	40,717,629
Fidelity International Bond Index Fund	7,652,075	394,155	1,665,248	71,792	(15,363)	(32,054)	6,333,565
Fidelity Long-Term Treasury Bond Index Fund	9,827,697	576,419	3,308,039	136,335	(627,261)	62,349	6,531,165
VIP Contrafund Portfolio Initial Class	5,203,651	727,645	1,450,129	22,413	183,898	1,095,162	5,760,227
VIP Emerging Markets Portfolio Initial Class	16,176,839	2,612,785	2,789,717	13,764	19,531	1,472,748	17,492,186
VIP Equity-Income Portfolio Initial Class	4,219,682	1,026,409	963,578	24,613	32,189	384,692	4,699,394
VIP Government Money Market Portfolio Initial Class 5.1%	35,491,219	5,401,565	12,572,776	760,179	-	-	28,320,008
VIP Growth & Income Portfolio Initial Class	5,800,472	1,241,119	1,415,027	41,201	86,677	752,971	6,466,212
VIP Growth Portfolio Initial Class	8,617,574	1,335,753	2,254,646	137,504	237,376	1,642,643	9,578,700
VIP High Income Portfolio Initial Class	4,507,789	177,611	462,276	1,911	(8,840)	140,042	4,354,326
VIP Investment Grade Bond II Portfolio - Initial Class	99,453,184	11,430,150	10,277,074	61,566	(434,704)	52,538	100,224,094
VIP Mid Cap Portfolio Initial Class	1,320,626	318,433	275,656	25,197	16,659	103,003	1,483,065
VIP Overseas Portfolio Initial Class	26,309,096	2,405,583	4,354,840	98,671	301,693	1,591,057	26,252,589
VIP Value Portfolio Initial Class	2,942,935	864,064	596,403	66,426	31,455	49,348	3,291,399
VIP Value Strategies Portfolio Initial Class	1,456,302	436,661	292,943	21,277	15,374	21,647	1,637,041
	272,881,994	31,029,988	48,250,125	1,552,595	(494,340)	7,974,083	263,141,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	32,916,038	32,916,038	-	-

International Equity Funds	43,744,775	43,744,775	-	-

Bond Funds	158,160,779	158,160,779	-	-

Short-Term Funds	28,320,008	28,320,008	-	-
Total Investments in Securities:	263,141,600	263,141,600	-	-
VIP Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $252,564,941)	$263,141,600

Total Investment in Securities (cost $252,564,941)		$263,141,600
Cash		28
Receivable for investments sold		1,141,047
Receivable for fund shares sold		4,402
Total assets		264,287,077
Liabilities
Payable for investments purchased	$948,344
Payable for fund shares redeemed	197,125
Distribution and service plan fees payable	49,424
Total liabilities		1,194,893
Net Assets		$263,092,184
Net Assets consist of:
Paid in capital		$255,858,621
Total accumulated earnings (loss)		7,233,563
Net Assets		$263,092,184

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($16,197,508 ÷ 1,390,647 shares)		$11.65
Service Class :
Net Asset Value, offering price and redemption price per share ($18,788,693 ÷ 1,616,641 shares)		$11.62
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($228,105,983 ÷ 19,791,373 shares)		$11.53
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,178,984
Expenses
Distribution and service plan fees	$297,743
Independent trustees' fees and expenses	359
Total expenses		298,102
Net Investment income (loss)		880,882
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(494,340)
Capital gain distributions from underlying funds:
Affiliated issuers	373,611
Total net realized gain (loss)		(120,729)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,974,083
Total change in net unrealized appreciation (depreciation)		7,974,083
Net gain (loss)		7,853,354
Net increase (decrease) in net assets resulting from operations		$8,734,236
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$880,882	$8,116,821
Net realized gain (loss)	(120,729)	(48,144)
Change in net unrealized appreciation (depreciation)	7,974,083	16,466,483
Net increase (decrease) in net assets resulting from operations	8,734,236	24,535,160
Distributions to shareholders	(1,685,070)	(29,955,899)

Share transactions - net increase (decrease)	(16,798,699)	(6,836,301)
Total increase (decrease) in net assets	(9,749,533)	(12,257,040)

Net Assets
Beginning of period	272,841,717	285,098,757
End of period	$263,092,184	$272,841,717

Financial Highlights
VIP Freedom 2010 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.33	$11.55	$14.45	$14.28	$13.42	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.05	.34	.30	.26	.18	.28
Net realized and unrealized gain (loss)	.34	.70	(2.16)	.56	1.44	1.65
Total from investment operations	.39	1.04	(1.86)	.82	1.62	1.93
Distributions from net investment income	(.07)	(.46)	(.27)	(.15)	(.18)	(.28)
Distributions from net realized gain	-	(.80)	(.77)	(.50)	(.58)	(.55)
Total distributions	(.07)	(1.26)	(1.04)	(.65)	(.76)	(.83)
Net asset value, end of period	$11.65	$11.33	$11.55	$14.45	$14.28	$13.42
Total Return C,D,E	3.47%	9.48%	(13.53)%	5.89%	12.49%	16.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.89% I	3.10%	2.47%	1.82%	1.34%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$16,198	$17,668	$12,298	$16,685	$19,195	$17,895
Portfolio turnover rate J	23 % I	21%	231%	29%	40%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2010 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$11.54	$14.43	$14.26	$13.40	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.04	.33	.29	.25	.16	.27
Net realized and unrealized gain (loss)	.34	.68	(2.15)	.56	1.44	1.64
Total from investment operations	.38	1.01	(1.86)	.81	1.60	1.91
Distributions from net investment income	(.07)	(.44)	(.26)	(.14)	(.16)	(.27)
Distributions from net realized gain	-	(.80)	(.77)	(.50)	(.58)	(.55)
Total distributions	(.07)	(1.24)	(1.03)	(.64)	(.74)	(.81) C
Net asset value, end of period	$11.62	$11.31	$11.54	$14.43	$14.26	$13.40
Total Return D,E,F	3.39%	9.28%	(13.57)%	5.79%	12.39%	16.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.79% I	3.00%	2.37%	1.72%	1.24%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$18,789	$19,596	$21,518	$27,360	$26,484	$26,232
Portfolio turnover rate J	23 % I	21%	231%	29%	40%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2010 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.23	$11.46	$14.33	$14.17	$13.32	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.04	.31	.27	.22	.14	.24
Net realized and unrealized gain (loss)	.33	.69	(2.13)	.56	1.43	1.63
Total from investment operations	.37	1.00	(1.86)	.78	1.57	1.87
Distributions from net investment income	(.07)	(.43)	(.24)	(.12)	(.14)	(.25)
Distributions from net realized gain	-	(.80)	(.77)	(.50)	(.58)	(.55)
Total distributions	(.07)	(1.23)	(1.01)	(.62)	(.72)	(.79) C
Net asset value, end of period	$11.53	$11.23	$11.46	$14.33	$14.17	$13.32
Total Return D,E,F	3.32%	9.18%	(13.66)%	5.60%	12.24%	15.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.64% I	2.85%	2.22%	1.57%	1.09%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$228,106	$235,579	$251,283	$327,526	$317,773	$280,783
Portfolio turnover rate J	23 % I	21%	231%	29%	40%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 18.0%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	30,547	1,850,869
VIP Equity-Income Portfolio Initial Class (a)	55,883	1,509,949
VIP Growth & Income Portfolio Initial Class (a)	67,697	2,077,634
VIP Growth Portfolio Initial Class (a)	27,160	3,077,773
VIP Mid Cap Portfolio Initial Class (a)	12,125	476,516
VIP Value Portfolio Initial Class (a)	54,401	1,057,552
VIP Value Strategies Portfolio Initial Class (a)	31,346	525,986
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,877,918)		10,576,279

International Equity Funds - 20.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	390,053	4,528,513
VIP Overseas Portfolio Initial Class (a)	266,124	7,387,596
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,563,257)		11,916,109

Bond Funds - 56.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	926,164	8,437,358
Fidelity International Bond Index Fund (a)	172,608	1,577,635
Fidelity Long-Term Treasury Bond Index Fund (a)	158,400	1,503,215
VIP High Income Portfolio Initial Class (a)	204,915	971,298
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,189,328	20,623,472
TOTAL BOND FUNDS (Cost $34,803,154)		33,112,978

Short-Term Funds - 5.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.1% (a)(b) (Cost $3,078,830)	3,078,830	3,078,830

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $47,323,159)	58,684,196
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,513)
NET ASSETS - 100.0%	58,678,683

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,341,789	819,680	1,785,097	14,709	(120,850)	181,836	8,437,358
Fidelity International Bond Index Fund	1,915,549	178,488	504,382	17,834	(26,066)	14,046	1,577,635
Fidelity Long-Term Treasury Bond Index Fund	2,300,409	219,100	885,369	31,477	(206,039)	75,114	1,503,215
VIP Contrafund Portfolio Initial Class	1,791,452	200,867	557,620	7,251	236,479	179,691	1,850,869
VIP Emerging Markets Portfolio Initial Class	4,338,412	795,882	996,658	3,654	88,023	302,854	4,528,513
VIP Equity-Income Portfolio Initial Class	1,452,686	298,234	374,210	8,134	36,736	96,503	1,509,949
VIP Government Money Market Portfolio Initial Class 5.1%	4,679,020	1,088,354	2,688,544	88,167	-	-	3,078,830
VIP Growth & Income Portfolio Initial Class	1,996,900	326,211	515,768	13,409	96,776	173,515	2,077,634
VIP Growth Portfolio Initial Class	2,966,784	356,622	858,471	44,480	198,083	414,755	3,077,773
VIP High Income Portfolio Initial Class	1,029,515	81,530	168,846	431	(1,989)	31,088	971,298
VIP Investment Grade Bond II Portfolio - Initial Class	20,864,630	3,387,265	3,539,642	12,721	(135,611)	46,830	20,623,472
VIP Mid Cap Portfolio Initial Class	454,667	97,930	114,575	8,410	14,130	24,364	476,516
VIP Overseas Portfolio Initial Class	7,655,851	846,502	1,649,881	28,352	340,453	194,671	7,387,596
VIP Value Portfolio Initial Class	1,013,180	259,331	239,417	21,934	21,974	2,484	1,057,552
VIP Value Strategies Portfolio Initial Class	501,376	136,025	122,385	7,019	12,171	(1,201)	525,986
	62,302,220	9,092,021	15,000,865	307,982	554,270	1,736,550	58,684,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	10,576,279	10,576,279	-	-

International Equity Funds	11,916,109	11,916,109	-	-

Bond Funds	33,112,978	33,112,978	-	-

Short-Term Funds	3,078,830	3,078,830	-	-
Total Investments in Securities:	58,684,196	58,684,196	-	-
VIP Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $47,323,159)	$58,684,196

Total Investment in Securities (cost $47,323,159)		$58,684,196
Cash		205
Receivable for investments sold		291,090
Receivable for fund shares sold		9,931
Total assets		58,985,422
Liabilities
Payable for investments purchased	$274,791
Payable for fund shares redeemed	26,222
Distribution and service plan fees payable	5,726
Total liabilities		306,739
Net Assets		$58,678,683
Net Assets consist of:
Paid in capital		$46,935,059
Total accumulated earnings (loss)		11,743,624
Net Assets		$58,678,683

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($23,709,619 ÷ 2,041,510 shares)		$11.61
Service Class :
Net Asset Value, offering price and redemption price per share ($12,502,505 ÷ 1,080,075 shares)		$11.58
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($22,466,559 ÷ 1,950,661 shares)		$11.52
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$187,385
Expenses
Distribution and service plan fees	$35,217
Independent trustees' fees and expenses	81
Total expenses		35,298
Net Investment income (loss)		152,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	554,270
Capital gain distributions from underlying funds:
Affiliated issuers	120,597
Total net realized gain (loss)		674,867
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,736,550
Total change in net unrealized appreciation (depreciation)		1,736,550
Net gain (loss)		2,411,417
Net increase (decrease) in net assets resulting from operations		$2,563,504
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,087	$1,707,988
Net realized gain (loss)	674,867	1,664,907
Change in net unrealized appreciation (depreciation)	1,736,550	2,980,827
Net increase (decrease) in net assets resulting from operations	2,563,504	6,353,722
Distributions to shareholders	(1,956,987)	(3,369,075)

Share transactions - net increase (decrease)	(4,225,440)	(3,755,098)
Total increase (decrease) in net assets	(3,618,923)	(770,451)

Net Assets
Beginning of period	62,297,606	63,068,057
End of period	$58,678,683	$62,297,606

Financial Highlights
VIP Freedom 2015 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$10.95	$14.42	$14.12	$13.20	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.04	.32	.27	.25	.17	.28
Net realized and unrealized gain (loss)	.45	.85	(2.21)	.81	1.57	1.86
Total from investment operations	.49	1.17	(1.94)	1.06	1.74	2.14
Distributions from net investment income	(.07)	(.41)	(.26)	(.16)	(.17)	(.27)
Distributions from net realized gain	(.31)	(.22)	(1.26)	(.60)	(.65)	(.94)
Total distributions	(.37) C	(.63)	(1.53) C	(.76)	(.82)	(1.20) C
Net asset value, end of period	$11.61	$11.49	$10.95	$14.42	$14.12	$13.20
Total Return D,E,F	4.43%	10.95%	(14.60)%	7.69%	13.76%	18.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.63% J	2.90%	2.26%	1.75%	1.33%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$23,710	$24,978	$21,474	$33,325	$35,010	$32,215
Portfolio turnover rate K	30 % J	32%	73%	43%	58%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2015 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$10.92	$14.38	$14.08	$13.17	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.03	.31	.25	.24	.16	.27
Net realized and unrealized gain (loss)	.46	.85	(2.20)	.80	1.56	1.85
Total from investment operations	.49	1.16	(1.95)	1.04	1.72	2.12
Distributions from net investment income	(.07)	(.40)	(.25)	(.14)	(.16)	(.26)
Distributions from net realized gain	(.31)	(.22)	(1.26)	(.60)	(.65)	(.94)
Total distributions	(.37) C	(.62)	(1.51)	(.74)	(.81)	(1.19) C
Net asset value, end of period	$11.58	$11.46	$10.92	$14.38	$14.08	$13.17
Total Return D,E,F	4.44%	10.86%	(14.66)%	7.59%	13.62%	18.21%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.53% I	2.80%	2.16%	1.65%	1.23%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$12,503	$12,904	$16,217	$20,808	$27,209	$22,763
Portfolio turnover rate J	30 % I	32%	73%	43%	58%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2015 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.88	$14.33	$14.04	$13.12	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.02	.29	.23	.21	.14	.25
Net realized and unrealized gain (loss)	.46	.84	(2.19)	.80	1.57	1.84
Total from investment operations	.48	1.13	(1.96)	1.01	1.71	2.09
Distributions from net investment income	(.07)	(.38)	(.23)	(.12)	(.14)	(.23)
Distributions from net realized gain	(.31)	(.22)	(1.26)	(.60)	(.65)	(.94)
Total distributions	(.37) C	(.60)	(1.49)	(.72)	(.79)	(1.17)
Net asset value, end of period	$11.52	$11.41	$10.88	$14.33	$14.04	$13.12
Total Return D,E,F	4.37%	10.64%	(14.79)%	7.39%	13.56%	17.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.38% I	2.65%	2.01%	1.50%	1.08%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$22,467	$24,415	$25,377	$37,143	$36,840	$38,963
Portfolio turnover rate J	30 % I	32%	73%	43%	58%	39%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	376,061	22,785,519
VIP Equity-Income Portfolio Initial Class (a)	687,953	18,588,498
VIP Growth & Income Portfolio Initial Class (a)	833,400	25,577,035
VIP Growth Portfolio Initial Class (a)	334,359	37,889,542
VIP Mid Cap Portfolio Initial Class (a)	149,267	5,866,198
VIP Value Portfolio Initial Class (a)	669,713	13,019,213
VIP Value Strategies Portfolio Initial Class (a)	385,888	6,475,194
TOTAL DOMESTIC EQUITY FUNDS (Cost $44,980,477)		130,201,199

International Equity Funds - 24.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	4,179,557	48,524,659
VIP Overseas Portfolio Initial Class (a)	3,029,722	84,105,092
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,575,139)		132,629,751

Bond Funds - 52.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,193,707	74,644,671
Fidelity International Bond Index Fund (a)	1,814,737	16,586,694
Fidelity Long-Term Treasury Bond Index Fund (a)	1,757,970	16,683,136
VIP High Income Portfolio Initial Class (a)	1,931,053	9,153,190
VIP Investment Grade Bond II Portfolio - Initial Class (a)	18,253,126	171,944,448
TOTAL BOND FUNDS (Cost $305,947,709)		289,012,139

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.1% (a)(b) (Cost $1,057,699)	1,057,699	1,057,699

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $430,561,024)	552,900,788
NET OTHER ASSETS (LIABILITIES) - 0.0%	(83,858)
NET ASSETS - 100.0%	552,816,930

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	-	438,267	438,267	65	-	-	-	0.0%
Total	-	438,267	438,267	65	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	80,294,782	4,717,916	10,933,141	128,201	(460,477)	1,025,591	74,644,671
Fidelity International Bond Index Fund	19,369,102	1,200,630	3,863,087	181,449	2,847	(122,798)	16,586,694
Fidelity Long-Term Treasury Bond Index Fund	21,724,310	5,120,092	8,905,258	331,538	(799,449)	(456,559)	16,683,136
VIP Contrafund Portfolio Initial Class	22,203,724	1,188,668	5,744,935	87,704	2,528,091	2,609,971	22,785,519
VIP Emerging Markets Portfolio Initial Class	46,179,241	6,196,732	8,031,502	38,935	557,763	3,622,425	48,524,659
VIP Equity-Income Portfolio Initial Class	18,004,849	2,421,531	3,457,234	99,409	182,168	1,437,184	18,588,498
VIP Government Money Market Portfolio Initial Class 5.1%	11,551,535	3,287,762	13,781,598	107,619	-	-	1,057,699
VIP Growth & Income Portfolio Initial Class	24,749,954	2,366,475	4,850,242	162,711	1,044,611	2,266,237	25,577,035
VIP Growth Portfolio Initial Class	36,771,285	2,117,508	8,586,214	538,012	1,700,449	5,886,514	37,889,542
VIP High Income Portfolio Initial Class	9,542,272	434,928	1,098,710	3,998	(12,167)	286,867	9,153,190
VIP Investment Grade Bond II Portfolio - Initial Class	176,191,286	17,993,570	21,488,867	107,350	(545,627)	(205,914)	171,944,448
VIP Mid Cap Portfolio Initial Class	5,635,427	834,753	1,074,554	103,400	121,452	349,120	5,866,198
VIP Overseas Portfolio Initial Class	86,285,319	5,654,157	13,964,490	320,507	2,616,193	3,513,913	84,105,092
VIP Value Portfolio Initial Class	12,557,849	2,346,485	2,170,694	267,883	169,606	115,967	13,019,213
VIP Value Strategies Portfolio Initial Class	6,214,377	1,269,882	1,137,961	86,277	93,854	35,042	6,475,194
	577,275,312	57,151,089	109,088,487	2,564,993	7,199,314	20,363,560	552,900,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	130,201,199	130,201,199	-	-

International Equity Funds	132,629,751	132,629,751	-	-

Bond Funds	289,012,139	289,012,139	-	-

Short-Term Funds	1,057,699	1,057,699	-	-
Total Investments in Securities:	552,900,788	552,900,788	-	-
VIP Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $430,561,024)	$552,900,788

Total Investment in Securities (cost $430,561,024)		$552,900,788
Cash		140
Receivable for investments sold		3,793,667
Receivable for fund shares sold		34,249
Total assets		556,728,844
Liabilities
Payable for investments purchased	$2,802,836
Payable for fund shares redeemed	1,025,033
Distribution and service plan fees payable	84,045
Total liabilities		3,911,914
Net Assets		$552,816,930
Net Assets consist of:
Paid in capital		$427,321,812
Total accumulated earnings (loss)		125,495,118
Net Assets		$552,816,930

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($83,804,381 ÷ 6,547,498 shares)		$12.80
Service Class :
Net Asset Value, offering price and redemption price per share ($115,457,302 ÷ 9,064,235 shares)		$12.74
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($353,555,247 ÷ 27,901,325 shares)		$12.67
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,107,670
Income from Fidelity Central Funds		65
Total income		1,107,735
Expenses
Distribution and service plan fees	$507,424
Independent trustees' fees and expenses	756
Total expenses		508,180
Net Investment income (loss)		599,555
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	7,199,314
Capital gain distributions from underlying funds:
Affiliated issuers	1,457,323
Total net realized gain (loss)		8,656,637
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	20,363,560
Total change in net unrealized appreciation (depreciation)		20,363,560
Net gain (loss)		29,020,197
Net increase (decrease) in net assets resulting from operations		$29,619,752
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$599,555	$13,510,865
Net realized gain (loss)	8,656,637	16,128,265
Change in net unrealized appreciation (depreciation)	20,363,560	35,813,659
Net increase (decrease) in net assets resulting from operations	29,619,752	65,452,789
Distributions to shareholders	(16,788,514)	(21,127,196)

Share transactions - net increase (decrease)	(37,207,310)	(32,060,845)
Total increase (decrease) in net assets	(24,376,072)	12,264,748

Net Assets
Beginning of period	577,193,002	564,928,254
End of period	$552,816,930	$577,193,002

Financial Highlights
VIP Freedom 2020 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$11.56	$15.42	$15.03	$14.01	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.02	.31	.28	.27	.17	.28
Net realized and unrealized gain (loss)	.66	1.10	(2.51)	1.11	1.84	2.16
Total from investment operations	.68	1.41	(2.23)	1.38	2.01	2.44
Distributions from net investment income	(.07)	(.39)	(.27)	(.17)	(.18)	(.28)
Distributions from net realized gain	(.31)	(.08)	(1.36)	(.81)	(.80)	(.73)
Total distributions	(.38)	(.47)	(1.63)	(.99) C	(.99) C	(1.01)
Net asset value, end of period	$12.80	$12.50	$11.56	$15.42	$15.03	$14.01
Total Return D,E,F	5.55%	12.40%	(15.69)%	9.47%	15.06%	20.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.39% J	2.60%	2.26%	1.77%	1.27%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$83,804	$85,393	$63,227	$82,875	$80,503	$74,801
Portfolio turnover rate K	20 % J	27%	121%	34%	40%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2020 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.45	$11.51	$15.37	$14.97	$13.96	$12.54
Income from Investment Operations
Net investment income (loss) A,B	.02	.30	.27	.25	.16	.26
Net realized and unrealized gain (loss)	.65	1.10	(2.52)	1.12	1.82	2.16
Total from investment operations	.67	1.40	(2.25)	1.37	1.98	2.42
Distributions from net investment income	(.07)	(.38)	(.26)	(.16)	(.17)	(.27)
Distributions from net realized gain	(.31)	(.08)	(1.36)	(.81)	(.80)	(.73)
Total distributions	(.38)	(.46)	(1.61) C	(.97)	(.97)	(1.00)
Net asset value, end of period	$12.74	$12.45	$11.51	$15.37	$14.97	$13.96
Total Return D,E,F	5.49%	12.34%	(15.83)%	9.47%	14.92%	20.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.29% I	2.50%	2.16%	1.67%	1.17%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$115,457	$125,938	$129,176	$167,097	$178,229	$171,842
Portfolio turnover rate J	20 % I	27%	121%	34%	40%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2020 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.46	$15.31	$14.92	$13.92	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.01	.28	.25	.23	.14	.24
Net realized and unrealized gain (loss)	.64	1.10	(2.51)	1.11	1.81	2.16
Total from investment operations	.65	1.38	(2.26)	1.34	1.95	2.40
Distributions from net investment income	(.07)	(.36)	(.24)	(.13)	(.14)	(.25)
Distributions from net realized gain	(.31)	(.08)	(1.36)	(.81)	(.80)	(.73)
Total distributions	(.38)	(.44)	(1.59) C	(.95) C	(.95) C	(.98)
Net asset value, end of period	$12.67	$12.40	$11.46	$15.31	$14.92	$13.92
Total Return D,E,F	5.34%	12.22%	(15.97)%	9.26%	14.72%	19.88%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.14% I	2.35%	2.01%	1.51%	1.02%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$353,555	$365,862	$372,526	$508,713	$522,637	$506,978
Portfolio turnover rate J	20 % I	27%	121%	34%	40%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	308,793	18,709,783
VIP Equity-Income Portfolio Initial Class (a)	564,873	15,262,869
VIP Growth & Income Portfolio Initial Class (a)	684,298	21,001,112
VIP Growth Portfolio Initial Class (a)	274,547	31,111,663
VIP Mid Cap Portfolio Initial Class (a)	122,562	4,816,698
VIP Value Portfolio Initial Class (a)	549,897	10,690,002
VIP Value Strategies Portfolio Initial Class (a)	316,847	5,316,688
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,376,381)		106,908,815

International Equity Funds - 27.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,138,536	36,438,408
VIP Overseas Portfolio Initial Class (a)	2,387,450	66,275,624
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $78,001,579)		102,714,032

Bond Funds - 44.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,097,573	46,438,887
Fidelity International Bond Index Fund (a)	1,197,939	10,949,164
Fidelity Long-Term Treasury Bond Index Fund (a)	2,452,139	23,270,799
VIP High Income Portfolio Initial Class (a)	1,314,264	6,229,613
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,468,182	79,770,276
TOTAL BOND FUNDS (Cost $178,262,876)		166,658,739

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $313,640,836)	376,281,586
NET OTHER ASSETS (LIABILITIES) - 0.0%	(34,242)
NET ASSETS - 100.0%	376,247,344

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,960,157	6,319,839	6,201,144	76,604	(162,527)	522,562	46,438,887
Fidelity International Bond Index Fund	13,026,169	1,515,457	3,516,522	118,727	(129,940)	54,000	10,949,164
Fidelity Long-Term Treasury Bond Index Fund	21,236,859	9,945,440	6,566,891	401,868	(863,908)	(480,701)	23,270,799
VIP Contrafund Portfolio Initial Class	17,851,037	1,340,497	4,589,693	68,830	655,140	3,452,802	18,709,783
VIP Emerging Markets Portfolio Initial Class	34,002,026	5,662,070	6,288,305	28,061	113,331	2,949,286	36,438,408
VIP Equity-Income Portfolio Initial Class	14,475,187	2,099,811	2,591,517	77,796	74,688	1,204,700	15,262,869
VIP Government Money Market Portfolio Initial Class 5.1%	-	747,745	747,745	3,210	-	-	-
VIP Growth & Income Portfolio Initial Class	19,898,021	2,195,756	3,726,120	128,467	169,294	2,464,161	21,001,112
VIP Growth Portfolio Initial Class	29,563,106	2,326,756	6,855,435	422,229	834,240	5,242,996	31,111,663
VIP High Income Portfolio Initial Class	6,341,779	559,993	855,013	2,600	(7,070)	189,924	6,229,613
VIP Investment Grade Bond II Portfolio - Initial Class	95,810,293	9,287,849	24,806,115	55,110	(878,337)	356,586	79,770,276
VIP Mid Cap Portfolio Initial Class	4,530,824	798,096	882,093	81,117	51,460	318,411	4,816,698
VIP Overseas Portfolio Initial Class	65,800,781	7,196,628	11,369,162	239,607	169,101	4,478,276	66,275,624
VIP Value Portfolio Initial Class	10,096,260	2,060,097	1,679,543	209,594	45,533	167,655	10,690,002
VIP Value Strategies Portfolio Initial Class	4,996,294	1,160,294	933,681	67,666	30,456	63,325	5,316,688
	383,588,793	53,216,328	81,608,979	1,981,486	101,461	20,983,983	376,281,586

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	106,908,815	106,908,815	-	-

International Equity Funds	102,714,032	102,714,032	-	-

Bond Funds	166,658,739	166,658,739	-	-
Total Investments in Securities:	376,281,586	376,281,586	-	-
VIP Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $313,640,836)	$376,281,586

Total Investment in Securities (cost $313,640,836)		$376,281,586
Cash		3,461
Receivable for investments sold		2,559,841
Receivable for fund shares sold		341,798
Total assets		379,186,686
Liabilities
Payable for investments purchased	$2,624,817
Payable for fund shares redeemed	276,889
Distribution and service plan fees payable	37,636
Total liabilities		2,939,342
Net Assets		$376,247,344
Net Assets consist of:
Paid in capital		$318,115,249
Total accumulated earnings (loss)		58,132,095
Net Assets		$376,247,344

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($93,381,402 ÷ 5,813,749 shares)		$16.06
Service Class :
Net Asset Value, offering price and redemption price per share ($171,545,736 ÷ 10,724,173 shares)		$16.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($111,320,206 ÷ 7,010,547 shares)		$15.88
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$842,489
Expenses
Distribution and service plan fees	$222,584
Independent trustees' fees and expenses	501
Total expenses		223,085
Net Investment income (loss)		619,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	101,461
Capital gain distributions from underlying funds:
Affiliated issuers	1,138,997
Total net realized gain (loss)		1,240,458
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	20,983,983
Total change in net unrealized appreciation (depreciation)		20,983,983
Net gain (loss)		22,224,441
Net increase (decrease) in net assets resulting from operations		$22,843,845
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$619,404	$8,168,556
Net realized gain (loss)	1,240,458	1,913,349
Change in net unrealized appreciation (depreciation)	20,983,983	34,621,437
Net increase (decrease) in net assets resulting from operations	22,843,845	44,703,342
Distributions to shareholders	(1,710,265)	(9,580,605)

Share transactions - net increase (decrease)	(28,441,506)	24,596,927
Total increase (decrease) in net assets	(7,307,926)	59,719,664

Net Assets
Beginning of period	383,555,270	323,835,606
End of period	$376,247,344	$383,555,270

Financial Highlights
VIP Freedom 2025 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.17	$13.73	$17.82	$16.84	$15.34	$13.21
Income from Investment Operations
Net investment income (loss) A,B	.04	.37	.32	.32	.20	.30
Net realized and unrealized gain (loss)	.92	1.49	(3.10)	1.47	2.16	2.53
Total from investment operations	.96	1.86	(2.78)	1.79	2.36	2.83
Distributions from net investment income	(.07)	(.42)	(.31)	(.19)	(.19)	(.30)
Distributions from net realized gain	-	-	(1.00)	(.62)	(.67)	(.41)
Total distributions	(.07)	(.42)	(1.31)	(.81)	(.86)	(.70) C
Net asset value, end of period	$16.06	$15.17	$13.73	$17.82	$16.84	$15.34
Total Return D,E,F	6.36%	13.62%	(16.43)%	10.83%	15.95%	21.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.45% J	2.53%	2.19%	1.82%	1.33%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$93,381	$92,164	$45,943	$59,715	$55,624	$47,253
Portfolio turnover rate K	28 % J	34%	73%	32%	61%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2025 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.11	$13.68	$17.76	$16.79	$15.30	$13.18
Income from Investment Operations
Net investment income (loss) A,B	.03	.35	.30	.30	.18	.28
Net realized and unrealized gain (loss)	.93	1.48	(3.08)	1.46	2.15	2.53
Total from investment operations	.96	1.83	(2.78)	1.76	2.33	2.81
Distributions from net investment income	(.07)	(.40)	(.29)	(.17)	(.18)	(.28)
Distributions from net realized gain	-	-	(1.00)	(.62)	(.67)	(.41)
Total distributions	(.07)	(.40)	(1.30) C	(.79)	(.84) C	(.69)
Net asset value, end of period	$16.00	$15.11	$13.68	$17.76	$16.79	$15.30
Total Return D,E,F	6.38%	13.48%	(16.51)%	10.71%	15.83%	21.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.35% I	2.43%	2.09%	1.72%	1.23%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$171,546	$183,294	$174,000	$199,248	$147,904	$96,430
Portfolio turnover rate J	28 % I	34%	73%	32%	61%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2025 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.01	$13.59	$17.65	$16.69	$15.21	$13.11
Income from Investment Operations
Net investment income (loss) A,B	.02	.33	.28	.27	.16	.26
Net realized and unrealized gain (loss)	.92	1.47	(3.07)	1.46	2.14	2.51
Total from investment operations	.94	1.80	(2.79)	1.73	2.30	2.77
Distributions from net investment income	(.07)	(.38)	(.27)	(.15)	(.15)	(.26)
Distributions from net realized gain	-	-	(1.00)	(.62)	(.67)	(.41)
Total distributions	(.07)	(.38)	(1.27)	(.77)	(.82)	(.67)
Net asset value, end of period	$15.88	$15.01	$13.59	$17.65	$16.69	$15.21
Total Return C,D,E	6.29%	13.32%	(16.64)%	10.55%	15.68%	21.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.20% H	2.28%	1.94%	1.57%	1.08%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$111,320	$108,097	$103,892	$130,746	$112,114	$97,802
Portfolio turnover rate I	28 % H	34%	73%	32%	61%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.4%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	691,473	41,896,378
VIP Equity-Income Portfolio Initial Class (a)	1,264,904	34,177,714
VIP Growth & Income Portfolio Initial Class (a)	1,532,331	47,027,249
VIP Growth Portfolio Initial Class (a)	614,787	69,667,672
VIP Mid Cap Portfolio Initial Class (a)	274,451	10,785,908
VIP Value Portfolio Initial Class (a)	1,231,371	23,937,850
VIP Value Strategies Portfolio Initial Class (a)	709,506	11,905,510
TOTAL DOMESTIC EQUITY FUNDS (Cost $131,228,505)		239,398,281

International Equity Funds - 29.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	6,659,743	77,319,611
VIP Overseas Portfolio Initial Class (a)	5,193,204	144,163,355
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $170,065,671)		221,482,966

Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,034,639	64,085,563
Fidelity International Bond Index Fund (a)	1,941,360	17,744,028
Fidelity Long-Term Treasury Bond Index Fund (a)	5,145,967	48,835,225
VIP High Income Portfolio Initial Class (a)	2,584,401	12,250,061
VIP Investment Grade Bond II Portfolio - Initial Class (a)	14,456,778	136,182,851
TOTAL BOND FUNDS (Cost $297,004,861)		279,097,728

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $598,299,037)	739,978,975
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73,105)
NET ASSETS - 100.0%	739,905,870

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	58,286,708	10,386,916	5,110,342	101,236	(187,013)	709,294	64,085,563
Fidelity International Bond Index Fund	20,292,078	2,767,547	5,205,569	188,938	(141,371)	31,343	17,744,028
Fidelity Long-Term Treasury Bond Index Fund	41,790,891	20,182,669	10,466,423	820,270	(1,376,583)	(1,295,329)	48,835,225
VIP Contrafund Portfolio Initial Class	37,570,860	3,297,053	7,858,531	147,325	962,054	7,924,942	41,896,378
VIP Emerging Markets Portfolio Initial Class	67,536,911	12,129,367	8,820,113	57,200	320,120	6,153,326	77,319,611
VIP Equity-Income Portfolio Initial Class	30,465,655	4,860,284	3,912,956	167,309	90,625	2,674,106	34,177,714
VIP Government Money Market Portfolio Initial Class 5.1%	-	1,441,040	1,441,040	6,231	-	-	-
VIP Growth & Income Portfolio Initial Class	41,879,004	5,242,019	5,801,858	275,120	130,960	5,577,124	47,027,249
VIP Growth Portfolio Initial Class	62,221,215	5,733,607	11,445,075	903,736	1,080,479	12,077,446	69,667,672
VIP High Income Portfolio Initial Class	11,622,459	1,252,707	976,636	4,890	(9,493)	361,024	12,250,061
VIP Investment Grade Bond II Portfolio - Initial Class	156,120,087	17,623,489	36,762,751	91,362	(1,468,274)	670,300	136,182,851
VIP Mid Cap Portfolio Initial Class	9,536,049	1,805,643	1,349,511	174,728	76,147	717,580	10,785,908
VIP Overseas Portfolio Initial Class	133,904,853	16,463,816	15,985,567	500,587	643,326	9,136,927	144,163,355
VIP Value Portfolio Initial Class	21,249,584	4,793,503	2,553,191	450,698	50,890	397,064	23,937,850
VIP Value Strategies Portfolio Initial Class	10,515,711	2,594,439	1,400,348	145,786	36,610	159,098	11,905,510
	702,992,065	110,574,099	119,089,911	4,035,416	208,477	45,294,245	739,978,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	239,398,281	239,398,281	-	-

International Equity Funds	221,482,965	221,482,965	-	-

Bond Funds	279,097,729	279,097,729	-	-
Total Investments in Securities:	739,978,975	739,978,975	-	-
VIP Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $598,299,037)	$739,978,975

Total Investment in Securities (cost $598,299,037)		$739,978,975
Cash		2,826
Receivable for investments sold		5,325,487
Receivable for fund shares sold		294,814
Total assets		745,602,102
Liabilities
Payable for investments purchased	$5,004,991
Payable for fund shares redeemed	615,449
Distribution and service plan fees payable	75,792
Total liabilities		5,696,232
Net Assets		$739,905,870
Net Assets consist of:
Paid in capital		$606,533,849
Total accumulated earnings (loss)		133,372,021
Net Assets		$739,905,870

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($181,918,843 ÷ 11,083,007 shares)		$16.41
Service Class :
Net Asset Value, offering price and redemption price per share ($323,140,072 ÷ 19,758,662 shares)		$16.35
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($234,846,955 ÷ 14,434,872 shares)		$16.27
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,597,083
Expenses
Distribution and service plan fees	$440,470
Independent trustees' fees and expenses	945
Total expenses		441,415
Net Investment income (loss)		1,155,668
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	208,477
Capital gain distributions from underlying funds:
Affiliated issuers	2,438,333
Total net realized gain (loss)		2,646,810
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	45,294,245
Total change in net unrealized appreciation (depreciation)		45,294,245
Net gain (loss)		47,941,055
Net increase (decrease) in net assets resulting from operations		$49,096,723
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,155,668	$13,839,719
Net realized gain (loss)	2,646,810	9,900,140
Change in net unrealized appreciation (depreciation)	45,294,245	63,539,585
Net increase (decrease) in net assets resulting from operations	49,096,723	87,279,444
Distributions to shareholders	(2,274,291)	(15,442,922)

Share transactions - net increase (decrease)	(9,840,107)	44,480,083
Total increase (decrease) in net assets	36,982,325	116,316,605

Net Assets
Beginning of period	702,923,545	586,606,940
End of period	$739,905,870	$702,923,545

Financial Highlights
VIP Freedom 2030 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.36	$13.72	$17.93	$16.83	$15.28	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.04	.34	.29	.31	.19	.30
Net realized and unrealized gain (loss)	1.06	1.67	(3.16)	1.72	2.28	2.80
Total from investment operations	1.10	2.01	(2.87)	2.03	2.47	3.10
Distributions from net investment income	(.05)	(.37)	(.29)	(.19)	(.19)	(.29)
Distributions from net realized gain	-	-	(1.05)	(.74)	(.74)	(.51)
Total distributions	(.05)	(.37)	(1.34)	(.93)	(.92) C	(.80)
Net asset value, end of period	$16.41	$15.36	$13.72	$17.93	$16.83	$15.28
Total Return D,E,F	7.19%	14.70%	(16.87)%	12.37%	16.89%	24.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.45% J	2.33%	1.96%	1.77%	1.31%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$181,919	$162,784	$116,986	$138,193	$113,727	$93,564
Portfolio turnover rate K	31 % J	26%	76%	28%	46%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2030 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.31	$13.68	$17.88	$16.79	$15.25	$12.95
Income from Investment Operations
Net investment income (loss) A,B	.03	.32	.27	.29	.18	.29
Net realized and unrealized gain (loss)	1.06	1.66	(3.14)	1.72	2.27	2.79
Total from investment operations	1.09	1.98	(2.87)	2.01	2.45	3.08
Distributions from net investment income	(.05)	(.35)	(.28)	(.18)	(.17)	(.28)
Distributions from net realized gain	-	-	(1.05)	(.74)	(.74)	(.51)
Total distributions	(.05)	(.35)	(1.33)	(.92)	(.91)	(.78) C
Net asset value, end of period	$16.35	$15.31	$13.68	$17.88	$16.79	$15.25
Total Return D,E,F	7.14%	14.56%	(16.94)%	12.24%	16.76%	24.37%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.35% I	2.23%	1.86%	1.67%	1.21%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$323,140	$319,543	$271,187	$294,595	$225,149	$168,105
Portfolio turnover rate J	31 % I	26%	76%	28%	46%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2030 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.25	$13.62	$17.81	$16.73	$15.19	$12.91
Income from Investment Operations
Net investment income (loss) A,B	.02	.30	.25	.27	.16	.26
Net realized and unrealized gain (loss)	1.05	1.66	(3.14)	1.70	2.26	2.78
Total from investment operations	1.07	1.96	(2.89)	1.97	2.42	3.04
Distributions from net investment income	(.05)	(.33)	(.26)	(.15)	(.15)	(.26)
Distributions from net realized gain	-	-	(1.05)	(.74)	(.74)	(.51)
Total distributions	(.05)	(.33)	(1.30) C	(.89)	(.88) C	(.76) C
Net asset value, end of period	$16.27	$15.25	$13.62	$17.81	$16.73	$15.19
Total Return D,E,F	7.04%	14.46%	(17.09)%	12.07%	16.64%	24.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.20% I	2.08%	1.71%	1.52%	1.06%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$234,847	$220,596	$198,433	$243,043	$193,997	$173,271
Portfolio turnover rate J	31 % I	26%	76%	28%	46%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	368,582	22,332,359
VIP Equity-Income Portfolio Initial Class (a)	674,241	18,217,996
VIP Growth & Income Portfolio Initial Class (a)	816,794	25,067,398
VIP Growth Portfolio Initial Class (a)	327,728	37,138,111
VIP Mid Cap Portfolio Initial Class (a)	146,293	5,749,319
VIP Value Portfolio Initial Class (a)	656,360	12,759,631
VIP Value Strategies Portfolio Initial Class (a)	378,203	6,346,251
TOTAL DOMESTIC EQUITY FUNDS (Cost $88,634,780)		127,611,065

International Equity Funds - 34.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,315,515	38,493,134
VIP Overseas Portfolio Initial Class (a)	2,671,898	74,171,879
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,168,339)		112,665,013

Bond Funds - 27.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,545,132	14,076,157
Fidelity International Bond Index Fund (a)	680,231	6,217,312
Fidelity Long-Term Treasury Bond Index Fund (a)	2,436,630	23,123,621
VIP High Income Portfolio Initial Class (a)	1,151,196	5,456,667
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,302,697	40,531,406
TOTAL BOND FUNDS (Cost $94,144,417)		89,405,163

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $278,947,536)	329,681,241
NET OTHER ASSETS (LIABILITIES) - 0.0%	(40,080)
NET ASSETS - 100.0%	329,641,161

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,336,840	3,975,740	1,357,743	20,643	(78,712)	200,032	14,076,157
Fidelity International Bond Index Fund	7,204,463	1,311,790	2,261,973	66,060	(92,766)	55,798	6,217,312
Fidelity Long-Term Treasury Bond Index Fund	19,284,316	9,964,544	4,906,487	380,939	(368,609)	(850,143)	23,123,621
VIP Contrafund Portfolio Initial Class	19,888,473	2,434,613	4,669,249	76,823	298,964	4,379,558	22,332,359
VIP Emerging Markets Portfolio Initial Class	33,040,517	7,177,118	4,909,646	27,805	107,770	3,077,375	38,493,134
VIP Equity-Income Portfolio Initial Class	16,127,207	3,091,471	2,447,865	87,369	47,979	1,399,204	18,217,996
VIP Government Money Market Portfolio Initial Class 5.1%	-	637,673	637,673	2,754	-	-	-
VIP Growth & Income Portfolio Initial Class	22,168,948	3,482,668	3,578,969	143,199	49,315	2,945,436	25,067,398
VIP Growth Portfolio Initial Class	32,937,468	4,241,452	6,968,657	472,854	429,042	6,498,806	37,138,111
VIP High Income Portfolio Initial Class	5,010,573	825,772	533,290	2,096	(13,757)	167,369	5,456,667
VIP Investment Grade Bond II Portfolio - Initial Class	46,396,638	9,381,644	15,010,005	26,579	(632,768)	395,897	40,531,406
VIP Mid Cap Portfolio Initial Class	5,048,090	1,066,975	778,689	91,402	11,885	401,058	5,749,319
VIP Overseas Portfolio Initial Class	67,809,730	10,278,545	8,878,949	251,699	68,050	4,894,503	74,171,879
VIP Value Portfolio Initial Class	11,248,764	2,782,549	1,495,113	235,321	23,321	200,110	12,759,631
VIP Value Strategies Portfolio Initial Class	5,566,689	1,494,235	809,944	76,264	18,385	76,886	6,346,251
	303,068,716	62,146,789	59,244,252	1,961,807	(131,901)	23,841,889	329,681,241

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	127,611,065	127,611,065	-	-

International Equity Funds	112,665,014	112,665,014	-	-

Bond Funds	89,405,162	89,405,162	-	-
Total Investments in Securities:	329,681,241	329,681,241	-	-
VIP Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $278,947,536)	$329,681,241

Total Investment in Securities (cost $278,947,536)		$329,681,241
Cash		10
Receivable for investments sold		2,577,955
Receivable for fund shares sold		430,051
Total assets		332,689,257
Liabilities
Payable for investments purchased	$2,892,546
Payable for fund shares redeemed	115,508
Distribution and service plan fees payable	40,042
Total liabilities		3,048,096
Net Assets		$329,641,161
Net Assets consist of:
Paid in capital		$282,085,460
Total accumulated earnings (loss)		47,555,701
Net Assets		$329,641,161

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($47,263,560 ÷ 1,696,472 shares)		$27.86
Service Class :
Net Asset Value, offering price and redemption price per share ($149,722,963 ÷ 5,394,862 shares)		$27.75
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($132,654,638 ÷ 4,816,715 shares)		$27.54
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$691,578
Expenses
Distribution and service plan fees	$230,550
Independent trustees' fees and expenses	409
Total expenses		230,959
Net Investment income (loss)		460,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(131,901)
Capital gain distributions from underlying funds:
Affiliated issuers	1,270,229
Total net realized gain (loss)		1,138,328
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	23,841,889
Total change in net unrealized appreciation (depreciation)		23,841,889
Net gain (loss)		24,980,217
Net increase (decrease) in net assets resulting from operations		$25,440,836
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,619	$4,927,105
Net realized gain (loss)	1,138,328	3,653,251
Change in net unrealized appreciation (depreciation)	23,841,889	31,369,275
Net increase (decrease) in net assets resulting from operations	25,440,836	39,949,631
Distributions to shareholders	(3,969,390)	(5,500,228)

Share transactions - net increase (decrease)	5,137,279	52,953,517
Total increase (decrease) in net assets	26,608,725	87,402,920

Net Assets
Beginning of period	303,032,436	215,629,516
End of period	$329,641,161	$303,032,436

Financial Highlights
VIP Freedom 2035 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.99	$22.71	$30.05	$27.34	$24.35	$20.07
Income from Investment Operations
Net investment income (loss) A,B	.06	.51	.40	.45	.28	.48
Net realized and unrealized gain (loss)	2.16	3.30	(5.43)	3.69	4.01	4.92
Total from investment operations	2.22	3.81	(5.03)	4.14	4.29	5.40
Distributions from net investment income	(.04)	(.48)	(.42)	(.30)	(.27)	(.41)
Distributions from net realized gain	(.31)	(.05)	(1.89)	(1.13)	(1.04)	(.71)
Total distributions	(.35)	(.53)	(2.31)	(1.43)	(1.30) C	(1.12)
Net asset value, end of period	$27.86	$25.99	$22.71	$30.05	$27.34	$24.35
Total Return D,E,F	8.62%	16.85%	(17.69)%	15.46%	18.28%	27.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.44% J	2.10%	1.68%	1.53%	1.20%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$47,264	$39,129	$18,619	$17,426	$17,852	$12,846
Portfolio turnover rate K	38 % J	26%	49%	34%	55%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2035 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.90	$22.64	$29.96	$27.27	$24.30	$20.04
Income from Investment Operations
Net investment income (loss) A,B	.05	.49	.38	.42	.26	.46
Net realized and unrealized gain (loss)	2.15	3.28	(5.42)	3.67	3.99	4.90
Total from investment operations	2.20	3.77	(5.04)	4.09	4.25	5.36
Distributions from net investment income	(.04)	(.46)	(.40)	(.27)	(.25)	(.39)
Distributions from net realized gain	(.31)	(.05)	(1.89)	(1.13)	(1.04)	(.71)
Total distributions	(.35)	(.51)	(2.28) C	(1.40)	(1.28) C	(1.10)
Net asset value, end of period	$27.75	$25.90	$22.64	$29.96	$27.27	$24.30
Total Return D,E,F	8.58%	16.71%	(17.75)%	15.32%	18.15%	27.33%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.34% I	2.00%	1.58%	1.43%	1.10%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$149,723	$141,514	$98,376	$82,275	$51,598	$30,573
Portfolio turnover rate J	38 % I	26%	49%	34%	55%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2035 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.72	$22.49	$29.78	$27.11	$24.17	$19.94
Income from Investment Operations
Net investment income (loss) A,B	.03	.45	.34	.37	.22	.42
Net realized and unrealized gain (loss)	2.14	3.25	(5.38)	3.66	3.97	4.88
Total from investment operations	2.17	3.70	(5.04)	4.03	4.19	5.30
Distributions from net investment income	(.04)	(.42)	(.36)	(.23)	(.21)	(.36)
Distributions from net realized gain	(.31)	(.05)	(1.89)	(1.13)	(1.04)	(.71)
Total distributions	(.35)	(.47)	(2.25)	(1.36)	(1.25)	(1.07)
Net asset value, end of period	$27.54	$25.72	$22.49	$29.78	$27.11	$24.17
Total Return C,D,E	8.52%	16.53%	(17.89)%	15.18%	17.96%	27.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.19% H	1.85%	1.43%	1.28%	.95%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$132,655	$122,389	$98,634	$113,228	$87,124	$71,380
Portfolio turnover rate I	38 % H	26%	49%	34%	55%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 47.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	437,679	26,518,949
VIP Equity-Income Portfolio Initial Class (a)	800,631	21,633,051
VIP Growth & Income Portfolio Initial Class (a)	969,905	29,766,381
VIP Growth Portfolio Initial Class (a)	389,167	44,100,376
VIP Mid Cap Portfolio Initial Class (a)	173,716	6,827,040
VIP Value Portfolio Initial Class (a)	779,398	15,151,506
VIP Value Strategies Portfolio Initial Class (a)	449,098	7,535,868
TOTAL DOMESTIC EQUITY FUNDS (Cost $104,821,322)		151,533,171

International Equity Funds - 40.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,695,986	42,910,395
VIP Overseas Portfolio Initial Class (a)	3,080,113	85,503,923
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $109,493,917)		128,414,318

Bond Funds - 12.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	752,757	6,857,616
Fidelity International Bond Index Fund (a)	376,376	3,440,079
Fidelity Long-Term Treasury Bond Index Fund (a)	2,235,169	21,211,755
VIP High Income Portfolio Initial Class (a)	183,134	868,057
VIP Investment Grade Bond II Portfolio - Initial Class (a)	879,556	8,285,418
TOTAL BOND FUNDS (Cost $43,940,145)		40,662,925

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $258,255,384)	320,610,414
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,420)
NET ASSETS - 100.0%	320,584,994

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	6,013,100	1,379,046	591,591	10,786	(3,985)	61,046	6,857,616
Fidelity International Bond Index Fund	3,956,871	1,303,333	1,804,584	36,334	(78,710)	63,169	3,440,079
Fidelity Long-Term Treasury Bond Index Fund	17,177,919	9,222,536	4,074,967	346,376	(310,262)	(803,471)	21,211,755
VIP Contrafund Portfolio Initial Class	22,520,261	2,915,679	4,343,388	88,249	225,006	5,201,391	26,518,949
VIP Emerging Markets Portfolio Initial Class	34,971,639	8,840,610	4,464,844	30,077	134,760	3,428,230	42,910,395
VIP Equity-Income Portfolio Initial Class	18,261,110	3,795,244	2,095,861	100,844	38,484	1,634,074	21,633,051
VIP Government Money Market Portfolio Initial Class 5.1%	-	611,610	611,610	2,636	-	-	-
VIP Growth & Income Portfolio Initial Class	25,102,332	4,168,684	2,979,807	164,830	29,101	3,446,071	29,766,381
VIP Growth Portfolio Initial Class	37,296,237	5,301,003	6,535,790	546,082	238,947	7,799,979	44,100,376
VIP High Income Portfolio Initial Class	760,059	159,814	75,839	325	234	23,789	868,057
VIP Investment Grade Bond II Portfolio - Initial Class	16,097,687	4,486,517	12,151,395	8,230	(278,652)	131,261	8,285,418
VIP Mid Cap Portfolio Initial Class	5,716,239	1,281,584	644,293	105,628	17,236	456,274	6,827,040
VIP Overseas Portfolio Initial Class	74,035,341	14,461,910	8,528,993	281,106	173,898	5,361,767	85,503,923
VIP Value Portfolio Initial Class	12,737,446	3,432,092	1,267,343	271,607	9,206	240,105	15,151,506
VIP Value Strategies Portfolio Initial Class	6,303,467	1,781,878	653,984	88,121	13,834	90,673	7,535,868
	280,949,708	63,141,540	50,824,289	2,081,231	209,097	27,134,358	320,610,414

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	151,533,171	151,533,171	-	-

International Equity Funds	128,414,318	128,414,318	-	-

Bond Funds	40,662,925	40,662,925	-	-
Total Investments in Securities:	320,610,414	320,610,414	-	-
VIP Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $258,255,384)	$320,610,414

Total Investment in Securities (cost $258,255,384)		$320,610,414
Cash		1,282
Receivable for investments sold		2,714,388
Receivable for fund shares sold		270,527
Total assets		323,596,611
Liabilities
Payable for investments purchased	$2,840,264
Payable for fund shares redeemed	144,702
Distribution and service plan fees payable	26,651
Total liabilities		3,011,617
Net Assets		$320,584,994
Net Assets consist of:
Paid in capital		$261,381,450
Total accumulated earnings (loss)		59,203,544
Net Assets		$320,584,994

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($79,059,586 ÷ 2,915,025 shares)		$27.12
Service Class :
Net Asset Value, offering price and redemption price per share ($189,100,845 ÷ 6,995,672 shares)		$27.03
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($52,424,563 ÷ 1,951,678 shares)		$26.86
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$618,989
Expenses
Distribution and service plan fees	$149,968
Independent trustees' fees and expenses	389
Total expenses		150,357
Net Investment income (loss)		468,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	209,097
Capital gain distributions from underlying funds:
Affiliated issuers	1,462,242
Total net realized gain (loss)		1,671,339
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	27,134,358
Total change in net unrealized appreciation (depreciation)		27,134,358
Net gain (loss)		28,805,697
Net increase (decrease) in net assets resulting from operations		$29,274,329
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$468,632	$3,728,100
Net realized gain (loss)	1,671,339	4,204,597
Change in net unrealized appreciation (depreciation)	27,134,358	34,145,294
Net increase (decrease) in net assets resulting from operations	29,274,329	42,077,991
Distributions to shareholders	(4,208,320)	(6,990,227)

Share transactions - net increase (decrease)	14,590,963	43,995,084
Total increase (decrease) in net assets	39,656,972	79,082,848

Net Assets
Beginning of period	280,928,022	201,845,174
End of period	$320,584,994	$280,928,022

Financial Highlights
VIP Freedom 2040 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.91	$21.58	$29.04	$25.96	$23.08	$18.94
Income from Investment Operations
Net investment income (loss) A,B	.05	.38	.34	.41	.24	.40
Net realized and unrealized gain (loss)	2.54	3.65	(5.31)	4.11	4.02	4.88
Total from investment operations	2.59	4.03	(4.97)	4.52	4.26	5.28
Distributions from net investment income	(.02)	(.37)	(.39)	(.26)	(.23)	(.39)
Distributions from net realized gain	(.35)	(.32)	(2.10)	(1.18)	(1.16)	(.75)
Total distributions	(.38) C	(.70)	(2.49)	(1.44)	(1.38) C	(1.14)
Net asset value, end of period	$27.12	$24.91	$21.58	$29.04	$25.96	$23.08
Total Return D,E,F	10.49%	18.87%	(18.22)%	17.83%	19.28%	28.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.41% J	1.64%	1.49%	1.45%	1.07%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$79,060	$66,167	$41,856	$45,822	$34,365	$27,284
Portfolio turnover rate K	34 % J	28%	39%	32%	49%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2040 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.85	$21.52	$28.97	$25.91	$23.04	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.04	.36	.32	.38	.21	.37
Net realized and unrealized gain (loss)	2.52	3.64	(5.30)	4.10	4.02	4.88
Total from investment operations	2.56	4.00	(4.98)	4.48	4.23	5.25
Distributions from net investment income	(.02)	(.35)	(.37)	(.24)	(.21)	(.37)
Distributions from net realized gain	(.35)	(.32)	(2.10)	(1.18)	(1.16)	(.75)
Total distributions	(.38) C	(.67)	(2.47)	(1.42)	(1.36) C	(1.12)
Net asset value, end of period	$27.03	$24.85	$21.52	$28.97	$25.91	$23.04
Total Return D,E,F	10.40%	18.82%	(18.30)%	17.68%	19.16%	28.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.31% I	1.54%	1.39%	1.35%	.97%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$189,101	$169,888	$124,508	$119,062	$85,197	$63,170
Portfolio turnover rate J	34 % I	28%	39%	32%	49%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2040 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.71	$21.41	$28.83	$25.80	$22.95	$18.84
Income from Investment Operations
Net investment income (loss) A,B	.02	.32	.28	.33	.18	.34
Net realized and unrealized gain (loss)	2.51	3.62	(5.26)	4.08	4.00	4.86
Total from investment operations	2.53	3.94	(4.98)	4.41	4.18	5.20
Distributions from net investment income	(.02)	(.32)	(.33)	(.20)	(.17)	(.34)
Distributions from net realized gain	(.35)	(.32)	(2.10)	(1.18)	(1.15)	(.75)
Total distributions	(.38) C	(.64)	(2.44) C	(1.38)	(1.33) C	(1.09)
Net asset value, end of period	$26.86	$24.71	$21.41	$28.83	$25.80	$22.95
Total Return D,E,F	10.33%	18.61%	(18.41)%	17.50%	18.99%	28.23%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.16% I	1.39%	1.24%	1.20%	.82%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$52,425	$44,872	$35,481	$41,525	$30,980	$23,721
Portfolio turnover rate J	34 % I	28%	39%	32%	49%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	257,780	15,618,876
VIP Equity-Income Portfolio Initial Class (a)	471,537	12,740,942
VIP Growth & Income Portfolio Initial Class (a)	571,231	17,531,085
VIP Growth Portfolio Initial Class (a)	229,206	25,973,633
VIP Mid Cap Portfolio Initial Class (a)	102,311	4,020,829
VIP Value Portfolio Initial Class (a)	459,033	8,923,597
VIP Value Strategies Portfolio Initial Class (a)	264,498	4,438,275
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,495,510)		89,247,237

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,130,891	24,739,645
VIP Overseas Portfolio Initial Class (a)	1,814,341	50,366,102
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,725,162)		75,105,747

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	226,705	2,065,280
Fidelity International Bond Index Fund (a)	3,875	35,420
Fidelity Long-Term Treasury Bond Index Fund (a)	1,023,201	9,710,178
VIP High Income Portfolio Initial Class (a)	100,880	478,170
TOTAL BOND FUNDS (Cost $13,881,913)		12,289,048

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $143,102,585)	176,642,032
NET OTHER ASSETS (LIABILITIES) - 0.0%	(25,590)
NET ASSETS - 100.0%	176,616,442

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,290,282	490,203	1,731,033	3,766	(185,388)	201,216	2,065,280
Fidelity International Bond Index Fund	844,505	114,514	921,347	5,571	(23,938)	21,686	35,420
Fidelity Long-Term Treasury Bond Index Fund	9,398,932	3,508,006	2,573,573	170,457	(175,336)	(447,851)	9,710,178
VIP Contrafund Portfolio Initial Class	13,090,234	1,531,231	2,189,152	51,873	156,293	3,030,270	15,618,876
VIP Emerging Markets Portfolio Initial Class	19,954,035	4,820,164	2,124,010	17,414	62,363	2,027,093	24,739,645
VIP Equity-Income Portfolio Initial Class	10,614,544	2,180,703	1,038,374	59,886	25,588	958,481	12,740,942
VIP Government Money Market Portfolio Initial Class 5.1%	-	338,548	338,548	1,460	-	-	-
VIP Growth & Income Portfolio Initial Class	14,591,079	2,293,908	1,398,747	97,012	18,212	2,026,633	17,531,085
VIP Growth Portfolio Initial Class	21,678,993	2,964,882	3,386,760	318,193	202,330	4,514,188	25,973,633
VIP High Income Portfolio Initial Class	415,899	78,948	29,978	180	62	13,239	478,170
VIP Investment Grade Bond II Portfolio - Initial Class	2,843,761	122,281	2,932,053	566	(27,379)	(6,610)	-
VIP Mid Cap Portfolio Initial Class	3,322,636	710,645	292,212	62,286	5,913	273,847	4,020,829
VIP Overseas Portfolio Initial Class	42,622,148	8,160,536	3,653,642	164,282	102,478	3,134,582	50,366,102
VIP Value Portfolio Initial Class	7,403,843	1,923,599	553,772	161,795	10,597	139,330	8,923,597
VIP Value Strategies Portfolio Initial Class	3,664,004	1,009,970	299,246	52,017	9,249	54,298	4,438,275
	153,734,895	30,248,138	23,462,447	1,166,758	181,044	15,940,402	176,642,032

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	89,247,237	89,247,237	-	-

International Equity Funds	75,105,747	75,105,747	-	-

Bond Funds	12,289,048	12,289,048	-	-
Total Investments in Securities:	176,642,032	176,642,032	-	-
VIP Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $143,102,585)	$176,642,032

Total Investment in Securities (cost $143,102,585)		$176,642,032
Cash		900
Receivable for investments sold		1,421,748
Receivable for fund shares sold		169,163
Total assets		178,233,843
Liabilities
Payable for investments purchased	$1,505,520
Payable for fund shares redeemed	85,423
Distribution and service plan fees payable	26,458
Total liabilities		1,617,401
Net Assets		$176,616,442
Net Assets consist of:
Paid in capital		$145,167,014
Total accumulated earnings (loss)		31,449,428
Net Assets		$176,616,442

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($21,667,140 ÷ 785,644 shares)		$27.58
Service Class :
Net Asset Value, offering price and redemption price per share ($45,784,329 ÷ 1,666,446 shares)		$27.47
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($109,164,973 ÷ 4,000,679 shares)		$27.29
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$307,113
Expenses
Distribution and service plan fees	$149,985
Independent trustees' fees and expenses	214
Total expenses		150,199
Net Investment income (loss)		156,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	181,044
Capital gain distributions from underlying funds:
Affiliated issuers	859,645
Total net realized gain (loss)		1,040,689
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	15,940,402
Total change in net unrealized appreciation (depreciation)		15,940,402
Net gain (loss)		16,981,091
Net increase (decrease) in net assets resulting from operations		$17,138,005
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,914	$1,735,494
Net realized gain (loss)	1,040,689	2,560,863
Change in net unrealized appreciation (depreciation)	15,940,402	18,054,403
Net increase (decrease) in net assets resulting from operations	17,138,005	22,350,760
Distributions to shareholders	(2,511,340)	(3,608,373)

Share transactions - net increase (decrease)	8,276,398	30,569,201
Total increase (decrease) in net assets	22,903,063	49,311,588

Net Assets
Beginning of period	153,713,379	104,401,791
End of period	$176,616,442	$153,713,379

Financial Highlights
VIP Freedom 2045 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.21	$21.76	$29.30	$26.09	$23.08	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.05	.37	.34	.40	.25	.43
Net realized and unrealized gain (loss)	2.73	3.80	(5.35)	4.16	4.03	4.85
Total from investment operations	2.78	4.17	(5.01)	4.56	4.28	5.28
Distributions from net investment income	(.02)	(.35)	(.38)	(.27)	(.22)	(.37)
Distributions from net realized gain	(.39)	(.37)	(2.15)	(1.08)	(1.05)	(.74)
Total distributions	(.41)	(.72)	(2.53)	(1.35)	(1.27)	(1.11)
Net asset value, end of period	$27.58	$25.21	$21.76	$29.30	$26.09	$23.08
Total Return C,D,E	11.15%	19.41%	(18.21)%	17.83%	19.27%	28.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.37% I	1.59%	1.50%	1.42%	1.12%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$21,667	$17,029	$7,366	$6,866	$5,282	$3,686
Portfolio turnover rate J	28 % I	24%	39%	29%	38%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2045 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.13	$21.69	$29.22	$26.03	$23.03	$18.88
Income from Investment Operations
Net investment income (loss) A,B	.04	.35	.32	.37	.23	.41
Net realized and unrealized gain (loss)	2.71	3.79	(5.34)	4.14	4.02	4.83
Total from investment operations	2.75	4.14	(5.02)	4.51	4.25	5.24
Distributions from net investment income	(.02)	(.33)	(.36)	(.24)	(.21)	(.35)
Distributions from net realized gain	(.39)	(.37)	(2.15)	(1.08)	(1.05)	(.74)
Total distributions	(.41)	(.70)	(2.51)	(1.32)	(1.25) C	(1.09)
Net asset value, end of period	$27.47	$25.13	$21.69	$29.22	$26.03	$23.03
Total Return D,E,F	11.07%	19.33%	(18.30)%	17.69%	19.18%	28.40%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.27% I	1.49%	1.40%	1.32%	1.02%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$45,784	$41,877	$23,628	$22,218	$13,322	$7,345
Portfolio turnover rate J	28 % I	24%	39%	29%	38%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2045 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.98	$21.57	$29.07	$25.90	$22.93	$18.80
Income from Investment Operations
Net investment income (loss) A,B	.02	.31	.28	.33	.19	.37
Net realized and unrealized gain (loss)	2.70	3.76	(5.30)	4.12	4.00	4.82
Total from investment operations	2.72	4.07	(5.02)	4.45	4.19	5.19
Distributions from net investment income	(.02)	(.30)	(.33)	(.20)	(.17)	(.33)
Distributions from net realized gain	(.39)	(.37)	(2.15)	(1.08)	(1.05)	(.74)
Total distributions	(.41)	(.66)	(2.48)	(1.28)	(1.22)	(1.06) C
Net asset value, end of period	$27.29	$24.98	$21.57	$29.07	$25.90	$22.93
Total Return D,E,F	11.01%	19.13%	(18.42)%	17.53%	18.97%	28.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.12% I	1.34%	1.25%	1.17%	.87%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$109,165	$94,807	$73,408	$78,396	$63,126	$45,871
Portfolio turnover rate J	28 % I	24%	39%	29%	38%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	229,149	13,884,137
VIP Equity-Income Portfolio Initial Class (a)	419,167	11,325,905
VIP Growth & Income Portfolio Initial Class (a)	507,789	15,584,051
VIP Growth Portfolio Initial Class (a)	203,749	23,088,876
VIP Mid Cap Portfolio Initial Class (a)	90,948	3,574,269
VIP Value Portfolio Initial Class (a)	408,052	7,932,525
VIP Value Strategies Portfolio Initial Class (a)	235,123	3,945,359
TOTAL DOMESTIC EQUITY FUNDS (Cost $57,409,560)		79,335,122

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,894,237	21,992,087
VIP Overseas Portfolio Initial Class (a)	1,612,833	44,772,252
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,981,175)		66,764,339

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	201,526	1,835,902
Fidelity International Bond Index Fund (a)	3,445	31,486
Fidelity Long-Term Treasury Bond Index Fund (a)	909,553	8,631,660
VIP High Income Portfolio Initial Class (a)	89,676	425,063
TOTAL BOND FUNDS (Cost $12,341,404)		10,924,111

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $127,732,139)	157,023,572
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18,939)
NET ASSETS - 100.0%	157,004,633

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,917,638	451,065	1,547,077	3,341	(171,844)	186,120	1,835,902
Fidelity International Bond Index Fund	748,858	104,860	820,272	4,947	(21,252)	19,292	31,486
Fidelity Long-Term Treasury Bond Index Fund	8,334,937	3,163,339	2,313,599	151,618	(151,132)	(401,885)	8,631,660
VIP Contrafund Portfolio Initial Class	11,607,631	1,558,654	2,114,213	46,145	135,015	2,697,050	13,884,137
VIP Emerging Markets Portfolio Initial Class	17,693,952	4,378,892	1,933,850	15,468	48,377	1,804,716	21,992,087
VIP Equity-Income Portfolio Initial Class	9,412,299	2,018,065	979,886	53,197	23,095	852,332	11,325,905
VIP Government Money Market Portfolio Initial Class 5.1%	-	302,237	302,237	1,296	-	-	-
VIP Growth & Income Portfolio Initial Class	12,938,462	2,186,735	1,358,896	86,299	19,014	1,798,736	15,584,051
VIP Growth Portfolio Initial Class	19,223,689	2,962,561	3,287,859	283,055	167,010	4,023,475	23,088,876
VIP High Income Portfolio Initial Class	368,791	72,849	28,397	160	51	11,769	425,063
VIP Investment Grade Bond II Portfolio - Initial Class	2,521,673	109,009	2,600,297	504	(24,139)	(6,246)	-
VIP Mid Cap Portfolio Initial Class	2,946,366	689,091	310,249	55,325	7,761	241,300	3,574,269
VIP Overseas Portfolio Initial Class	37,794,234	7,551,654	3,454,120	145,928	74,635	2,805,849	44,772,252
VIP Value Portfolio Initial Class	6,565,327	1,815,942	582,508	143,725	8,204	125,560	7,932,525
VIP Value Strategies Portfolio Initial Class	3,249,042	952,005	312,737	46,210	6,797	50,252	3,945,359
	136,322,899	28,316,958	21,946,197	1,037,218	121,592	14,208,320	157,023,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	79,335,122	79,335,122	-	-

International Equity Funds	66,764,339	66,764,339	-	-

Bond Funds	10,924,111	10,924,111	-	-
Total Investments in Securities:	157,023,572	157,023,572	-	-
VIP Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $127,732,139)	$157,023,572

Total Investment in Securities (cost $127,732,139)		$157,023,572
Cash		616
Receivable for investments sold		1,379,759
Receivable for fund shares sold		153,697
Total assets		158,557,644
Liabilities
Payable for investments purchased	$1,340,271
Payable for fund shares redeemed	193,218
Distribution and service plan fees payable	19,522
Total liabilities		1,553,011
Net Assets		$157,004,633
Net Assets consist of:
Paid in capital		$129,816,694
Total accumulated earnings (loss)		27,187,939
Net Assets		$157,004,633

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($31,482,725 ÷ 1,265,422 shares)		$24.88
Service Class :
Net Asset Value, offering price and redemption price per share ($52,473,540 ÷ 2,117,553 shares)		$24.78
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($73,048,368 ÷ 2,965,064 shares)		$24.64
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$273,008
Expenses
Distribution and service plan fees	$110,696
Independent trustees' fees and expenses	191
Total expenses		110,887
Net Investment income (loss)		162,121
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	121,592
Capital gain distributions from underlying funds:
Affiliated issuers	764,210
Total net realized gain (loss)		885,802
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	14,208,320
Total change in net unrealized appreciation (depreciation)		14,208,320
Net gain (loss)		15,094,122
Net increase (decrease) in net assets resulting from operations		$15,256,243
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$162,121	$1,610,051
Net realized gain (loss)	885,802	2,210,842
Change in net unrealized appreciation (depreciation)	14,208,320	16,693,640
Net increase (decrease) in net assets resulting from operations	15,256,243	20,514,533
Distributions to shareholders	(2,373,866)	(3,285,601)

Share transactions - net increase (decrease)	7,815,444	23,658,219
Total increase (decrease) in net assets	20,697,821	40,887,151

Net Assets
Beginning of period	136,306,812	95,419,661
End of period	$157,004,633	$136,306,812

Financial Highlights
VIP Freedom 2050 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.77	$19.64	$26.36	$23.45	$20.68	$16.88
Income from Investment Operations
Net investment income (loss) A,B	.04	.33	.31	.38	.22	.37
Net realized and unrealized gain (loss)	2.47	3.44	(4.83)	3.72	3.63	4.36
Total from investment operations	2.51	3.77	(4.52)	4.10	3.85	4.73
Distributions from net investment income	(.02)	(.32)	(.35)	(.24)	(.20)	(.34)
Distributions from net realized gain	(.38)	(.32)	(1.85)	(.95)	(.88)	(.59)
Total distributions	(.40)	(.64)	(2.20)	(1.19)	(1.08)	(.93)
Net asset value, end of period	$24.88	$22.77	$19.64	$26.36	$23.45	$20.68
Total Return C,D,E	11.13%	19.45%	(18.22)%	17.83%	19.28%	28.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.37% I	1.57%	1.50%	1.48%	1.08%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$31,483	$27,394	$17,775	$19,102	$13,644	$10,317
Portfolio turnover rate J	30 % I	24%	38%	30%	43%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2050 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.69	$19.58	$26.29	$23.39	$20.63	$16.84
Income from Investment Operations
Net investment income (loss) A,B	.03	.31	.29	.35	.20	.35
Net realized and unrealized gain (loss)	2.46	3.42	(4.82)	3.72	3.62	4.35
Total from investment operations	2.49	3.73	(4.53)	4.07	3.82	4.70
Distributions from net investment income	(.02)	(.30)	(.33)	(.22)	(.18)	(.32)
Distributions from net realized gain	(.38)	(.32)	(1.85)	(.95)	(.88)	(.59)
Total distributions	(.40)	(.62)	(2.18)	(1.17)	(1.06)	(.91)
Net asset value, end of period	$24.78	$22.69	$19.58	$26.29	$23.39	$20.63
Total Return C,D,E	11.08%	19.30%	(18.31)%	17.73%	19.17%	28.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10 % H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.27% H	1.47%	1.40%	1.38%	.98%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$52,474	$44,557	$31,042	$30,244	$21,593	$14,242
Portfolio turnover rate I	30 % H	24%	38%	30%	43%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2050 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.58	$19.48	$26.18	$23.31	$20.57	$16.80
Income from Investment Operations
Net investment income (loss) A,B	.01	.28	.26	.31	.17	.32
Net realized and unrealized gain (loss)	2.45	3.41	(4.81)	3.69	3.60	4.34
Total from investment operations	2.46	3.69	(4.55)	4.00	3.77	4.66
Distributions from net investment income	(.02)	(.27)	(.30)	(.18)	(.15)	(.30)
Distributions from net realized gain	(.38)	(.32)	(1.85)	(.95)	(.88)	(.59)
Total distributions	(.40)	(.59)	(2.15)	(1.13)	(1.03)	(.89)
Net asset value, end of period	$24.64	$22.58	$19.48	$26.18	$23.31	$20.57
Total Return C,D,E	11.00%	19.19%	(18.47)%	17.51%	18.99%	28.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.12% H	1.32%	1.25%	1.23%	.83%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$73,048	$64,355	$46,602	$47,661	$33,256	$20,551
Portfolio turnover rate I	30 % H	24%	38%	30%	43%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2055 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	27,665	1,676,224
VIP Equity-Income Portfolio Initial Class (a)	50,605	1,367,360
VIP Growth & Income Portfolio Initial Class (a)	61,305	1,881,440
VIP Growth Portfolio Initial Class (a)	24,598	2,787,488
VIP Mid Cap Portfolio Initial Class (a)	10,980	431,516
VIP Value Portfolio Initial Class (a)	49,263	957,682
VIP Value Strategies Portfolio Initial Class (a)	28,386	476,318
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,781,380)		9,578,028

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	228,688	2,655,072
VIP Overseas Portfolio Initial Class (a)	194,715	5,405,290
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,313,883)		8,060,362

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	24,330	221,646
Fidelity International Bond Index Fund (a)	416	3,801
Fidelity Long-Term Treasury Bond Index Fund (a)	109,803	1,042,030
VIP High Income Portfolio Initial Class (a)	10,826	51,317
TOTAL BOND FUNDS (Cost $1,403,542)		1,318,794

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,498,805)	18,957,184
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,308)
NET ASSETS - 100.0%	18,954,876

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	296,475	96,094	172,922	357	(17,283)	19,282	221,646
Fidelity International Bond Index Fund	76,096	17,363	89,507	515	(211)	60	3,801
Fidelity Long-Term Treasury Bond Index Fund	846,916	526,227	275,856	16,634	(12,897)	(42,360)	1,042,030
VIP Contrafund Portfolio Initial Class	1,179,505	431,738	244,462	4,879	14,411	295,032	1,676,224
VIP Emerging Markets Portfolio Initial Class	1,797,982	910,617	263,624	1,610	11,525	198,572	2,655,072
VIP Equity-Income Portfolio Initial Class	956,429	452,546	136,983	5,536	2,865	92,503	1,367,360
VIP Government Money Market Portfolio Initial Class 5.1%	-	33,842	33,842	143	-	-	-
VIP Growth & Income Portfolio Initial Class	1,314,738	556,108	188,997	9,124	1,097	198,494	1,881,440
VIP Growth Portfolio Initial Class	1,953,406	756,418	382,077	29,926	13,091	446,650	2,787,488
VIP High Income Portfolio Initial Class	37,475	16,663	4,157	17	53	1,283	51,317
VIP Investment Grade Bond II Portfolio - Initial Class	256,242	23,846	277,023	53	(2,014)	(1,051)	-
VIP Mid Cap Portfolio Initial Class	299,393	143,948	38,699	5,759	235	26,639	431,516
VIP Overseas Portfolio Initial Class	3,840,476	1,738,843	487,216	15,187	31,051	282,136	5,405,290
VIP Value Portfolio Initial Class	667,133	354,346	77,873	14,958	752	13,324	957,682
VIP Value Strategies Portfolio Initial Class	330,150	181,403	40,991	4,809	639	5,117	476,318
	13,852,416	6,240,002	2,714,229	109,507	43,314	1,535,681	18,957,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,578,028	9,578,028	-	-

International Equity Funds	8,060,362	8,060,362	-	-

Bond Funds	1,318,794	1,318,794	-	-
Total Investments in Securities:	18,957,184	18,957,184	-	-
VIP Freedom 2055 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,498,805)	$18,957,184

Total Investment in Securities (cost $16,498,805)		$18,957,184
Cash		16
Receivable for investments sold		159,732
Receivable for fund shares sold		19,533
Total assets		19,136,465
Liabilities
Payable for investments purchased	$158,122
Payable for fund shares redeemed	21,147
Accrued management fee	45
Distribution and service plan fees payable	2,275
Total liabilities		181,589
Net Assets		$18,954,876
Net Assets consist of:
Paid in capital		$16,660,922
Total accumulated earnings (loss)		2,293,954
Net Assets		$18,954,876

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($4,866,423 ÷ 348,709 shares)		$13.96
Service Class :
Net Asset Value, offering price and redemption price per share ($5,232,174 ÷ 375,479 shares)		$13.93
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($8,856,279 ÷ 637,695 shares)		$13.89
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$29,295
Expenses
Distribution and service plan fees	$12,432
Independent trustees' fees and expenses	20
Proxy	2,749
Total expenses before reductions	15,201
Expense reductions	(2,508)
Total expenses after reductions		12,693
Net Investment income (loss)		16,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	43,314
Capital gain distributions from underlying funds:
Affiliated issuers	80,212
Total net realized gain (loss)		123,526
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,535,681
Total change in net unrealized appreciation (depreciation)		1,535,681
Net gain (loss)		1,659,207
Net increase (decrease) in net assets resulting from operations		$1,675,809
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,602	$158,680
Net realized gain (loss)	123,526	251,529
Change in net unrealized appreciation (depreciation)	1,535,681	1,451,746
Net increase (decrease) in net assets resulting from operations	1,675,809	1,861,955
Distributions to shareholders	(213,973)	(264,888)

Share transactions - net increase (decrease)	3,642,361	5,542,714
Total increase (decrease) in net assets	5,104,197	7,139,781

Net Assets
Beginning of period	13,850,679	6,710,898
End of period	$18,954,876	$13,850,679

Financial Highlights
VIP Freedom 2055 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.74	$10.94	$14.28	$12.67	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.21	.18	.23	.12	.16
Net realized and unrealized gain (loss)	1.39	1.91	(2.69)	2.02	1.99	1.02
Total from investment operations	1.41	2.12	(2.51)	2.25	2.11	1.18
Distributions from net investment income	-	(.17)	(.16)	(.17)	(.10)	(.15)
Distributions from net realized gain	(.19)	(.15)	(.67)	(.46)	(.32)	(.06)
Total distributions	(.19)	(.32)	(.83)	(.64) D	(.42)	(.20) D
Net asset value, end of period	$13.96	$12.74	$10.94	$14.28	$12.67	$10.98
Total Return E,F,G	11.17%	19.48%	(18.26)%	17.79%	19.28%	11.85%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.02% J,K	-% L	-% L	-% L	-% L	-% J,L
Expenses net of fee waivers, if any L	- % J,K	-%	-%	-%	-%	-% J
Expenses net of all reductions L	-% J,K	-%	-%	-%	-%	-% J
Net investment income (loss)	.38% J,K	1.80%	1.57%	1.64%	1.09%	2.12% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,866	$2,508	$746	$501	$423	$366
Portfolio turnover rate M	34 % J	30%	58%	35%	64%	24% J

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2055 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$10.93	$14.27	$12.66	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20	.17	.22	.11	.15
Net realized and unrealized gain (loss)	1.37	1.91	(2.69)	2.02	1.99	1.03
Total from investment operations	1.39	2.11	(2.52)	2.24	2.10	1.18
Distributions from net investment income	-	(.16)	(.14)	(.16)	(.09)	(.14)
Distributions from net realized gain	(.19)	(.15)	(.67)	(.46)	(.32)	(.06)
Total distributions	(.19)	(.31)	(.82) D	(.63) D	(.42) D	(.20)
Net asset value, end of period	$13.93	$12.73	$10.93	$14.27	$12.66	$10.98
Total Return E,F,G	11.02%	19.40%	(18.36)%	17.72%	19.11%	11.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.12% J,K	.10%	.10%	.10%	.10%	.10% J
Expenses net of fee waivers, if any	.09 % J,K	.10%	.10%	.10%	.10%	.10% J
Expenses net of all reductions	.09% J,K	.10%	.10%	.10%	.10%	.10% J
Net investment income (loss)	.28% J,K	1.70%	1.47%	1.54%	.99%	2.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,232	$4,647	$2,306	$2,549	$814	$399
Portfolio turnover rate L	34 % J	30%	58%	35%	64%	24% J

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2055 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$10.91	$14.25	$12.65	$10.97	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.18	.15	.20	.09	.14
Net realized and unrealized gain (loss)	1.38	1.89	(2.68)	2.01	1.99	1.02
Total from investment operations	1.39	2.07	(2.53)	2.21	2.08	1.16
Distributions from net investment income	-	(.14)	(.13)	(.15)	(.08)	(.13)
Distributions from net realized gain	(.19)	(.15)	(.67)	(.46)	(.32)	(.06)
Total distributions	(.19)	(.29)	(.81) D	(.61)	(.40)	(.19)
Net asset value, end of period	$13.89	$12.69	$10.91	$14.25	$12.65	$10.97
Total Return E,F,G	11.05%	19.12%	(18.46)%	17.52%	19.01%	11.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.27% J,K	.25%	.25%	.25%	.25%	.25% J
Expenses net of fee waivers, if any	.24 % J,K	.25%	.25%	.25%	.25%	.25% J
Expenses net of all reductions	.24% J,K	.25%	.25%	.25%	.25%	.25% J
Net investment income (loss)	.13% J,K	1.55%	1.32%	1.39%	.84%	1.87% J
Supplemental Data
Net assets, end of period (000 omitted)	$8,856	$6,696	$3,659	$2,663	$1,180	$590
Portfolio turnover rate L	34 % J	30%	58%	35%	64%	24% J

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2060 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	33,178	2,010,235
VIP Equity-Income Portfolio Initial Class (a)	60,688	1,639,803
VIP Growth & Income Portfolio Initial Class (a)	73,519	2,256,308
VIP Growth Portfolio Initial Class (a)	29,500	3,342,919
VIP Mid Cap Portfolio Initial Class (a)	13,168	517,494
VIP Value Portfolio Initial Class (a)	59,079	1,148,495
VIP Value Strategies Portfolio Initial Class (a)	34,042	571,219
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,934,619)		11,486,473

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	274,251	3,184,053
VIP Overseas Portfolio Initial Class (a)	233,513	6,482,306
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,583,929)		9,666,359

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	29,178	265,810
Fidelity International Bond Index Fund (a)	499	4,559
Fidelity Long-Term Treasury Bond Index Fund (a)	131,688	1,249,716
VIP High Income Portfolio Initial Class (a)	12,984	61,542
TOTAL BOND FUNDS (Cost $1,701,265)		1,581,627

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $19,219,813)	22,734,459
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,661)
NET ASSETS - 100.0%	22,731,798

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	444,604	104,113	284,964	466	(23,592)	25,649	265,810
Fidelity International Bond Index Fund	114,115	20,184	129,403	678	(1,185)	848	4,559
Fidelity Long-Term Treasury Bond Index Fund	1,270,104	576,655	519,837	21,099	(61,961)	(15,245)	1,249,716
VIP Contrafund Portfolio Initial Class	1,768,828	433,422	589,511	6,264	18,323	379,173	2,010,235
VIP Emerging Markets Portfolio Initial Class	2,696,297	951,812	702,984	2,122	(37,725)	276,653	3,184,053
VIP Equity-Income Portfolio Initial Class	1,434,294	432,314	346,177	7,295	(118)	119,490	1,639,803
VIP Government Money Market Portfolio Initial Class 5.1%	-	41,193	41,193	176	-	-	-
VIP Growth & Income Portfolio Initial Class	1,971,628	524,141	490,078	11,715	6,229	244,388	2,256,308
VIP Growth Portfolio Initial Class	2,929,397	722,808	900,774	38,424	23,341	568,147	3,342,919
VIP High Income Portfolio Initial Class	56,198	17,428	13,717	22	(223)	1,856	61,542
VIP Investment Grade Bond II Portfolio - Initial Class	384,265	29,565	409,738	68	(3,131)	(961)	-
VIP Mid Cap Portfolio Initial Class	448,980	154,772	120,068	7,595	(2,506)	36,316	517,494
VIP Overseas Portfolio Initial Class	5,759,288	1,729,854	1,403,213	20,020	6,652	389,725	6,482,306
VIP Value Portfolio Initial Class	1,000,456	368,585	236,188	19,708	1,871	13,771	1,148,495
VIP Value Strategies Portfolio Initial Class	495,105	198,322	128,227	6,333	1,246	4,773	571,219
	20,773,559	6,305,168	6,316,072	141,985	(72,779)	2,044,583	22,734,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	11,486,473	11,486,473	-	-

International Equity Funds	9,666,359	9,666,359	-	-

Bond Funds	1,581,627	1,581,627	-	-
Total Investments in Securities:	22,734,459	22,734,459	-	-
VIP Freedom 2060 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $19,219,813)	$22,734,459

Total Investment in Securities (cost $19,219,813)		$22,734,459
Receivable for investments sold		170,816
Receivable for fund shares sold		47,651
Total assets		22,952,926
Liabilities
Payable for investments purchased	$217,795
Payable for fund shares redeemed	673
Accrued management fee	59
Distribution and service plan fees payable	2,601
Total liabilities		221,128
Net Assets		$22,731,798
Net Assets consist of:
Paid in capital		$19,535,066
Total accumulated earnings (loss)		3,196,732
Net Assets		$22,731,798

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,877,987 ÷ 209,153 shares)		$13.76
Service Class :
Net Asset Value, offering price and redemption price per share ($11,987,149 ÷ 872,591 shares)		$13.74
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($7,866,662 ÷ 574,551 shares)		$13.69
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$37,749
Expenses
Distribution and service plan fees	$14,286
Independent trustees' fees and expenses	27
Proxy	2,719
Total expenses before reductions	17,032
Expense reductions	(2,412)
Total expenses after reductions		14,620
Net Investment income (loss)		23,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(72,779)
Capital gain distributions from underlying funds:
Affiliated issuers	104,236
Total net realized gain (loss)		31,457
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	2,044,583
Total change in net unrealized appreciation (depreciation)		2,044,583
Net gain (loss)		2,076,040
Net increase (decrease) in net assets resulting from operations		$2,099,169
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,129	$246,362
Net realized gain (loss)	31,457	363,812
Change in net unrealized appreciation (depreciation)	2,044,583	2,240,585
Net increase (decrease) in net assets resulting from operations	2,099,169	2,850,759
Distributions to shareholders	(323,407)	(422,332)

Share transactions - net increase (decrease)	184,753	6,446,479
Total increase (decrease) in net assets	1,960,515	8,874,906

Net Assets
Beginning of period	20,771,283	11,896,377
End of period	$22,731,798	$20,771,283

Financial Highlights
VIP Freedom 2060 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.59	$10.82	$14.18	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20	.19	.21	.13	.16
Net realized and unrealized gain (loss)	1.37	1.88	(2.67)	2.04	1.99	1.02
Total from investment operations	1.39	2.08	(2.48)	2.25	2.12	1.18
Distributions from net investment income	-	(.17)	(.16)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.22)	(.15)	(.72)	(.54)	(.35)	(.05)
Total distributions	(.22)	(.31)	(.88)	(.72)	(.46)	(.19) D
Net asset value, end of period	$13.76	$12.59	$10.82	$14.18	$12.65	$10.99
Total Return E,F,G	11.17%	19.39%	(18.19)%	17.79%	19.30%	11.86%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.01% J,K	-% L	-% L	-% L	-% L	-% J,L
Expenses net of fee waivers, if any L	- % J,K	-%	-%	-%	-%	-% J
Expenses net of all reductions L	-% J,K	-%	-%	-%	-%	-% J
Net investment income (loss)	.38% J,K	1.70%	1.69%	1.51%	1.18%	2.18% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,878	$1,690	$471	$523	$422	$366
Portfolio turnover rate M	61 % J	25%	45%	60%	68%	23% J

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2060 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$10.81	$14.17	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.19	.18	.20	.12	.15
Net realized and unrealized gain (loss)	1.36	1.88	(2.67)	2.03	1.99	1.03
Total from investment operations	1.38	2.07	(2.49)	2.23	2.11	1.18
Distributions from net investment income	-	(.16)	(.15)	(.17)	(.10)	(.14)
Distributions from net realized gain	(.22)	(.15)	(.72)	(.54)	(.35)	(.05)
Total distributions	(.22)	(.30) D	(.87)	(.71)	(.45)	(.19)
Net asset value, end of period	$13.74	$12.58	$10.81	$14.17	$12.65	$10.99
Total Return E,F,G	11.10%	19.30%	(18.27)%	17.62%	19.22%	11.80%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.11% J,K	.10%	.10%	.10%	.10%	.10% J
Expenses net of fee waivers, if any	.09 % J,K	.10%	.10%	.10%	.10%	.10% J
Expenses net of all reductions	.09% J,K	.10%	.10%	.10%	.10%	.10% J
Net investment income (loss)	.28% J,K	1.60%	1.59%	1.41%	1.08%	2.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$11,987	$13,329	$8,331	$6,124	$3,530	$445
Portfolio turnover rate L	61 % J	25%	45%	60%	68%	23% J

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2060 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$10.79	$14.15	$12.63	$10.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.17	.16	.18	.10	.14
Net realized and unrealized gain (loss)	1.35	1.88	(2.66)	2.03	1.99	1.02
Total from investment operations	1.36	2.05	(2.50)	2.21	2.09	1.16
Distributions from net investment income	-	(.14)	(.14)	(.15)	(.09)	(.13)
Distributions from net realized gain	(.22)	(.15)	(.72)	(.54)	(.35)	(.05)
Total distributions	(.22)	(.29)	(.86)	(.69)	(.44)	(.18)
Net asset value, end of period	$13.69	$12.55	$10.79	$14.15	$12.63	$10.98
Total Return D,E,F	10.96%	19.12%	(18.38)%	17.52%	19.04%	11.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.26% I,J	.25%	.25%	.25%	.25%	.25% I
Expenses net of fee waivers, if any	.24 % I,J	.25%	.25%	.25%	.25%	.25% I
Expenses net of all reductions	.24% I,J	.25%	.25%	.25%	.25%	.25% I
Net investment income (loss)	.13% I,J	1.45%	1.44%	1.26%	.93%	1.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$7,867	$5,752	$3,094	$2,254	$1,161	$475
Portfolio turnover rate K	61 % I	25%	45%	60%	68%	23% I

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2065 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	9,179	556,159
VIP Equity-Income Portfolio Initial Class (a)	16,789	453,643
VIP Growth & Income Portfolio Initial Class (a)	20,339	624,195
VIP Growth Portfolio Initial Class (a)	8,161	924,809
VIP Mid Cap Portfolio Initial Class (a)	3,643	143,163
VIP Value Portfolio Initial Class (a)	16,344	317,725
VIP Value Strategies Portfolio Initial Class (a)	9,418	158,028
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,745,924)		3,177,722

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	75,871	880,867
VIP Overseas Portfolio Initial Class (a)	64,599	1,793,259
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,506,192)		2,674,126

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,072	73,534
Fidelity International Bond Index Fund (a)	138	1,261
Fidelity Long-Term Treasury Bond Index Fund (a)	36,401	345,447
VIP High Income Portfolio Initial Class (a)	3,592	17,025
TOTAL BOND FUNDS (Cost $456,826)		437,267

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,708,942)	6,289,115
NET OTHER ASSETS (LIABILITIES) - 0.0%	(315)
NET ASSETS - 100.0%	6,288,800

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	72,290	51,140	50,194	84	(3,126)	3,424	73,534
Fidelity International Bond Index Fund	18,554	3,923	21,173	124	(373)	330	1,261
Fidelity Long-Term Treasury Bond Index Fund	206,494	263,142	107,713	3,835	(15,106)	(1,370)	345,447
VIP Contrafund Portfolio Initial Class	287,608	325,662	126,760	1,173	12,592	57,057	556,159
VIP Emerging Markets Portfolio Initial Class	438,412	558,199	166,850	388	10,727	40,379	880,867
VIP Equity-Income Portfolio Initial Class	233,214	285,261	86,932	1,334	6,060	16,040	453,643
VIP Government Money Market Portfolio Initial Class 5.1%	-	7,794	7,794	33	-	-	-
VIP Growth & Income Portfolio Initial Class	320,583	377,055	120,206	2,194	10,826	35,937	624,195
VIP Growth Portfolio Initial Class	476,316	548,667	204,998	7,195	19,495	85,329	924,809
VIP High Income Portfolio Initial Class	9,138	10,748	3,159	4	(63)	361	17,025
VIP Investment Grade Bond II Portfolio - Initial Class	62,480	5,641	67,387	13	(353)	(381)	-
VIP Mid Cap Portfolio Initial Class	73,005	90,441	26,850	1,388	2,134	4,433	143,163
VIP Overseas Portfolio Initial Class	936,443	1,128,174	337,625	3,660	28,879	37,388	1,793,259
VIP Value Portfolio Initial Class	162,674	209,233	58,091	3,604	4,279	(370)	317,725
VIP Value Strategies Portfolio Initial Class	80,505	105,115	29,372	1,156	2,369	(589)	158,028
	3,377,716	3,970,195	1,415,104	26,185	78,340	277,968	6,289,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,177,722	3,177,722	-	-

International Equity Funds	2,674,126	2,674,126	-	-

Bond Funds	437,267	437,267	-	-
Total Investments in Securities:	6,289,115	6,289,115	-	-
VIP Freedom 2065 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,708,942)	$6,289,115

Total Investment in Securities (cost $5,708,942)		$6,289,115
Cash		11
Receivable for investments sold		36,738
Receivable for fund shares sold		2,183
Total assets		6,328,047
Liabilities
Payable for investments purchased	$38,595
Payable for fund shares redeemed	327
Accrued management fee	7
Distribution and service plan fees payable	318
Total liabilities		39,247
Net Assets		$6,288,800
Net Assets consist of:
Paid in capital		$5,772,172
Total accumulated earnings (loss)		516,628
Net Assets		$6,288,800

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,999,478 ÷ 146,444 shares)		$13.65
Service Class :
Net Asset Value, offering price and redemption price per share ($3,423,612 ÷ 251,169 shares)		$13.63
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($865,710 ÷ 63,585 shares)		$13.62
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,880
Expenses
Distribution and service plan fees	$1,934
Independent trustees' fees and expenses	5
Proxy	185
Total expenses before reductions	2,124
Expense reductions	(130)
Total expenses after reductions		1,994
Net Investment income (loss)		4,886
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	78,340
Capital gain distributions from underlying funds:
Affiliated issuers	19,305
Total net realized gain (loss)		97,645
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	277,968
Total change in net unrealized appreciation (depreciation)		277,968
Net gain (loss)		375,613
Net increase (decrease) in net assets resulting from operations		$380,499
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,886	$40,663
Net realized gain (loss)	97,645	(30,154)
Change in net unrealized appreciation (depreciation)	277,968	455,960
Net increase (decrease) in net assets resulting from operations	380,499	466,469
Distributions to shareholders	(34,623)	(70,234)

Share transactions - net increase (decrease)	2,565,480	728,596
Total increase (decrease) in net assets	2,911,356	1,124,831

Net Assets
Beginning of period	3,377,444	2,252,613
End of period	$6,288,800	$3,377,444

Financial Highlights
VIP Freedom 2065 Portfolio℠ Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$10.65	$13.92	$12.47	$10.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.20	.17	.25	.12	.15
Net realized and unrealized gain (loss)	1.35	1.85	(2.61)	1.96	1.99	1.03
Total from investment operations	1.37	2.05	(2.44)	2.21	2.11	1.18
Distributions from net investment income	-	(.17)	(.15)	(.18)	(.11)	(.15)
Distributions from net realized gain	(.12)	(.13)	(.67)	(.58)	(.49)	(.07)
Total distributions	(.12)	(.30)	(.83) D	(.76)	(.60)	(.22)
Net asset value, end of period	$13.65	$12.40	$10.65	$13.92	$12.47	$10.96
Total Return E,F,G	11.15%	19.35%	(18.22)%	17.81%	19.35%	11.79%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.01% J,K	-% L	-% L	-% L	-% L	-% K,L
Expenses net of fee waivers, if any L	- % J,K	-%	-%	-%	-%	-% K
Expenses net of all reductions L	-% J,K	-%	-%	-%	-%	-% K
Net investment income (loss)	.37% J,K	1.70%	1.50%	1.82%	1.07%	2.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,999	$844	$537	$482	$416	$365
Portfolio turnover rate M	71 % K	74%	48%	24%	34%	24% K

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2065 Portfolio℠ Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$10.64	$13.91	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.18	.16	.24	.11	.14
Net realized and unrealized gain (loss)	1.34	1.86	(2.61)	1.97	1.98	1.03
Total from investment operations	1.36	2.04	(2.45)	2.21	2.09	1.17
Distributions from net investment income	-	(.16)	(.14)	(.17)	(.10)	(.14)
Distributions from net realized gain	(.12)	(.13)	(.67)	(.58)	(.49)	(.07)
Total distributions	(.12)	(.29)	(.82) D	(.76) D	(.59)	(.21)
Net asset value, end of period	$13.63	$12.39	$10.64	$13.91	$12.46	$10.96
Total Return E,F,G	11.08%	19.29%	(18.32)%	17.77%	19.16%	11.72%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.10% J,K	.10%	.10%	.10%	.10%	.10% J
Expenses net of fee waivers, if any	.10 % J,K	.10%	.10%	.10%	.10%	.10% J
Expenses net of all reductions	.10% J,K	.10%	.10%	.10%	.10%	.10% J
Net investment income (loss)	.27% J,K	1.60%	1.40%	1.72%	.97%	1.91% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,424	$1,816	$1,181	$1,224	$416	$365
Portfolio turnover rate L	71 % J	74%	48%	24%	34%	24% J

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom 2065 Portfolio℠ Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$10.63	$13.90	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.01	.17	.14	.22	.09	.13
Net realized and unrealized gain (loss)	1.35	1.85	(2.61)	1.95	1.99	1.03
Total from investment operations	1.36	2.02	(2.47)	2.17	2.08	1.16
Distributions from net investment income	-	(.14)	(.13)	(.15)	(.09)	(.13)
Distributions from net realized gain	(.12)	(.13)	(.67)	(.58)	(.49)	(.07)
Total distributions	(.12)	(.27)	(.80)	(.73)	(.58)	(.20)
Net asset value, end of period	$13.62	$12.38	$10.63	$13.90	$12.46	$10.96
Total Return D,E,F	11.01%	19.12%	(18.44)%	17.47%	19.03%	11.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.26% I,J	.25%	.25%	.25%	.25%	.25% I
Expenses net of fee waivers, if any	.25 % I,J	.25%	.25%	.25%	.25%	.25% I
Expenses net of all reductions	.25% I,J	.25%	.25%	.25%	.25%	.25% I
Net investment income (loss)	.12% I,J	1.45%	1.25%	1.57%	.82%	1.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$866	$718	$534	$559	$459	$365
Portfolio turnover rate K	71 % I	74%	48%	24%	34%	24% I

AFor the period April 11, 2019 (commencement of operations) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Freedom Income Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio, VIP Freedom 2065 Portfolio and VIP Freedom 2070 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class, Service Class and Service Class 2. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.  The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Income Portfolio	76,406,649	5,538,587	(3,265,843)	2,272,744
VIP Freedom 2010 Portfolio	254,852,356	20,837,560	(12,548,316)	8,289,244
VIP Freedom 2015 Portfolio	47,754,220	13,117,797	(2,187,821)	10,929,976
VIP Freedom 2020 Portfolio	434,651,223	139,526,061	(21,276,496)	118,249,565
VIP Freedom 2025 Portfolio	315,591,051	74,278,283	(13,587,748)	60,690,535
VIP Freedom 2030 Portfolio	606,344,469	156,755,583	(23,121,077)	133,634,506
VIP Freedom 2035 Portfolio	283,472,111	54,506,331	(8,297,201)	46,209,130
VIP Freedom 2040 Portfolio	262,986,835	64,333,619	(6,710,040)	57,623,579
VIP Freedom 2045 Portfolio	145,740,998	33,968,345	(3,067,311)	30,901,034
VIP Freedom 2050 Portfolio	130,276,696	29,758,502	(3,011,626)	26,746,876
VIP Freedom 2055 Portfolio	16,734,560	2,520,237	(297,613)	2,222,624
VIP Freedom 2060 Portfolio	19,562,532	3,550,406	(378,479)	3,171,927
VIP Freedom 2065 Portfolio	5,797,127	600,464	(108,476)	491,988

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Freedom Income Portfolio	(80,474)	(1,746,010)	(1,826,484)
VIP Freedom 2010 Portfolio	(198,495)	(1,001,223)	(1,199,718)
VIP Freedom 2025 Portfolio	(1,494,089)	(2,189,057)	(3,683,146)
VIP Freedom 2030 Portfolio	(1,795,043)	-	(1,795,043)

Due to large subscriptions in a prior period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the merger and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	15,739,830	17,147,770
VIP Freedom 2010 Portfolio	31,029,988	48,250,125
VIP Freedom 2015 Portfolio	9,092,021	15,000,865
VIP Freedom 2020 Portfolio	57,151,089	109,088,487
VIP Freedom 2025 Portfolio	53,216,328	81,608,979
VIP Freedom 2030 Portfolio	110,574,099	119,089,911
VIP Freedom 2035 Portfolio	62,146,789	59,244,252
VIP Freedom 2040 Portfolio	63,141,540	50,824,289
VIP Freedom 2045 Portfolio	30,248,138	23,462,447
VIP Freedom 2050 Portfolio	28,316,958	21,946,197
VIP Freedom 2055 Portfolio	6,240,002	2,714,229
VIP Freedom 2060 Portfolio	6,305,168	6,316,072
VIP Freedom 2065 Portfolio	3,970,195	1,415,104

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class ($)	Service Class 2 ($)	Total ($)
VIP Freedom Income Portfolio	17,200	16,936	34,136
VIP Freedom 2010 Portfolio	9,322	288,421	297,743
VIP Freedom 2015 Portfolio	6,420	28,797	35,217
VIP Freedom 2020 Portfolio	58,695	448,729	507,424
VIP Freedom 2025 Portfolio	86,070	136,514	222,584
VIP Freedom 2030 Portfolio	157,666	282,804	440,470
VIP Freedom 2035 Portfolio	70,987	159,563	230,550
VIP Freedom 2040 Portfolio	88,534	61,434	149,968
VIP Freedom 2045 Portfolio	21,713	128,272	149,985
VIP Freedom 2050 Portfolio	23,927	86,769	110,696
VIP Freedom 2055 Portfolio	2,413	10,019	12,432
VIP Freedom 2060 Portfolio	5,779	8,507	14,286
VIP Freedom 2065 Portfolio	912	1,022	1,934

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.
The investment adviser contractually agreed to reimburse certain Funds to the extent proxy and shareholder meeting expenses exceeded .003% of class-level average net assets on an annual basis. This reimbursement will remain in place through April 30, 2026. During the period this reimbursement reduced each applicable Fund's expenses as follows:

The following classes of each applicable Fund were in reimbursement during the period:

Reimbursement ($)

VIP Freedom 2055 Portfolio
Initial Class	462
Service Class	767
Service Class 2	1,279
VIP Freedom 2060 Portfolio
Initial Class	221
Service Class	1,371
Service Class 2	820
VIP Freedom 2065 Portfolio
Initial Class	30
Service Class	72
Service Class 2	28

7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$145,615	$854,766
Service Class	230,416	1,360,128
Service Class 2	90,701	600,709
Total	$466,732	$2,815,603
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$108,023	$1,437,928
Service Class	119,087	2,267,100
Service Class 2	1,457,960	26,250,871
Total	$1,685,070	$29,955,899
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$772,114	$ 1,279,047
Service Class	431,443	752,489
Service Class 2	753,430	1,337,539
Total	$1,956,987	$3,369,075
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$2,469,329	$2,856,614
Service Class	3,481,920	4,765,965
Service Class 2	10,837,265	13,504,617
Total	$16,788,514	$21,127,196
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$426,422	$2,114,386
Service Class	779,588	4,741,865
Service Class 2	504,255	2,724,354
Total	$1,710,265	$9,580,605
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$546,173	$3,630,083
Service Class	997,557	7,108,355
Service Class 2	730,561	4,704,484
Total	$2,274,291	$15,442,922
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$511,703	$708,529
Service Class	1,800,581	2,626,198
Service Class 2	1,657,106	2,165,501
Total	$3,969,390	$5,500,228
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$1,021,384	$1,579,926
Service Class	2,488,344	4,340,621
Service Class 2	698,592	1,069,680
Total	$4,208,320	$6,990,227
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$285,073	$350,222
Service Class	649,031	910,150
Service Class 2	1,577,236	2,348,001
Total	$2,511,340	$3,608,373
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$476,881	$665,385
Service Class	766,695	1,091,054
Service Class 2	1,130,290	1,529,162
Total	$2,373,866	$3,285,601
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$39,376	$44,198
Service Class	66,514	91,852
Service Class 2	108,083	128,838
Total	$213,973	$264,888
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$29,377	$29,565
Service Class	187,355	283,010
Service Class 2	106,675	109,757
Total	$323,407	$422,332
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$8,585	$17,938
Service Class	18,422	37,711
Service Class 2	7,616	14,585
Total	$34,623	$70,234

8. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Freedom Income Portfolio
Initial Class
Shares sold	148,399	886,488	$1,647,086	$9,500,247
Issued in exchange for the shares of the Target Fund(s)	446,775	-	4,968,120	-
Reinvestment of distributions	13,408	78,642	145,615	854,766
Shares redeemed	(291,046)	(317,657)	(3,209,993)	(3,428,227)
Net increase (decrease)	317,536	647,473	$3,550,828	$6,926,786
Service Class
Shares sold	774,000	949,188	$8,495,201	$10,255,725
Issued in exchange for the shares of the Target Fund(s)	329,353	-	3,655,826	-
Reinvestment of distributions	21,256	125,425	230,416	1,360,128
Shares redeemed	(693,667)	(1,079,667)	(7,642,599)	(11,651,339)
Net increase (decrease)	430,942	(5,054)	$4,738,844	$(35,486)
Service Class 2
Shares sold	113,437	223,607	$1,242,276	$2,411,512
Issued in exchange for the shares of the Target Fund(s)	25,230	-	279,044	-
Reinvestment of distributions	8,391	55,623	90,701	600,709
Shares redeemed	(215,863)	(572,650)	(2,358,479)	(6,204,220)
Net increase (decrease)	(68,805)	(293,420)	$(746,458)	$(3,191,999)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	93,794	734,753	$1,065,807	$8,007,539
Reinvestment of distributions	9,593	130,011	108,023	1,437,927
Shares redeemed	(272,154)	(369,613)	(3,102,712)	(4,138,846)
Net increase (decrease)	(168,767)	495,151	$(1,928,882)	$5,306,620
Service Class
Shares sold	145,238	189,086	$1,665,128	$2,114,536
Reinvestment of distributions	10,595	205,902	119,087	2,267,100
Shares redeemed	(271,669)	(527,785)	(3,095,100)	(5,863,420)
Net increase (decrease)	(115,836)	(132,797)	$(1,310,885)	$(1,481,784)
Service Class 2
Shares sold	424,671	295,703	$4,781,720	$3,261,363
Reinvestment of distributions	130,642	2,401,781	1,457,960	26,250,870
Shares redeemed	(1,749,467)	(3,641,109)	(19,798,612)	(40,173,370)
Net increase (decrease)	(1,194,154)	(943,625)	$(13,558,932)	$(10,661,137)
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	13,373	452,129	$152,232	$5,016,230
Reinvestment of distributions	69,124	114,442	772,114	1,279,047
Shares redeemed	(215,412)	(353,327)	(2,462,797)	(3,935,296)
Net increase (decrease)	(132,915)	213,244	$(1,538,451)	$2,359,981
Service Class
Shares sold	334,566	353,166	$3,826,680	$3,916,473
Reinvestment of distributions	38,729	67,691	431,443	752,489
Shares redeemed	(419,609)	(779,524)	(4,774,289)	(8,677,182)
Net increase (decrease)	(46,314)	(358,667)	$(516,166)	$(4,008,220)
Service Class 2
Shares sold	59,614	213,981	$674,736	$2,362,103
Reinvestment of distributions	67,938	120,772	753,430	1,337,539
Shares redeemed	(316,846)	(527,715)	(3,598,989)	(5,806,501)
Net increase (decrease)	(189,294)	(192,962)	$(2,170,823)	$(2,106,859)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	506,586	2,685,710	$6,288,769	$32,137,000
Reinvestment of distributions	201,743	234,952	2,469,329	2,856,614
Shares redeemed	(991,124)	(1,561,179)	(12,414,545)	(18,657,328)
Net increase (decrease)	(282,795)	1,359,483	$(3,656,447)	$16,336,286
Service Class
Shares sold	521,918	1,884,596	$6,501,299	$22,521,084
Reinvestment of distributions	285,637	395,261	3,481,920	4,765,965
Shares redeemed	(1,859,118)	(3,386,893)	(23,212,665)	(40,288,918)
Net increase (decrease)	(1,051,563)	(1,107,036)	$(13,229,446)	$(13,001,869)
Service Class 2
Shares sold	288,235	830,980	$3,565,522	$9,817,447
Reinvestment of distributions	893,427	1,125,932	10,837,265	13,504,617
Shares redeemed	(2,794,688)	(4,942,858)	(34,724,204)	(58,717,326)
Net increase (decrease)	(1,613,026)	(2,985,946)	$(20,321,417)	$(35,395,262)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	345,887	3,499,750	$5,358,502	$49,982,607
Reinvestment of distributions	27,889	142,515	426,422	2,114,386
Shares redeemed	(636,393)	(912,435)	(9,872,707)	(13,203,863)
Net increase (decrease)	(262,617)	2,729,830	$(4,087,783)	$38,893,130
Service Class
Shares sold	1,176,320	3,171,969	$18,174,012	$45,705,083
Reinvestment of distributions	51,154	323,005	779,588	4,741,865
Shares redeemed	(2,631,515)	(4,085,365)	(40,380,438)	(58,562,251)
Net increase (decrease)	(1,404,041)	(590,391)	$(21,426,838)	$(8,115,303)
Service Class 2
Shares sold	457,980	1,001,951	$7,022,095	$14,332,648
Reinvestment of distributions	33,328	187,141	504,255	2,724,354
Shares redeemed	(680,499)	(1,632,301)	(10,453,235)	(23,237,902)
Net increase (decrease)	(189,191)	(443,209)	$(2,926,885)	$(6,180,900)
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	1,264,393	3,313,084	$19,986,294	$48,202,389
Reinvestment of distributions	35,079	242,309	546,173	3,630,083
Shares redeemed	(813,177)	(1,485,965)	(12,826,622)	(21,556,364)
Net increase (decrease)	486,295	2,069,428	$7,705,845	$30,276,108
Service Class
Shares sold	2,074,060	4,868,737	$32,811,189	$70,472,748
Reinvestment of distributions	64,276	476,840	997,557	7,108,355
Shares redeemed	(3,246,413)	(4,306,355)	(50,938,608)	(62,005,332)
Net increase (decrease)	(1,108,077)	1,039,222	$(17,129,862)	$15,575,771
Service Class 2
Shares sold	899,157	1,952,431	$14,221,950	$28,097,338
Reinvestment of distributions	47,286	317,545	730,561	4,704,484
Shares redeemed	(980,996)	(2,370,936)	(15,368,601)	(34,173,618)
Net increase (decrease)	(34,553)	(100,960)	$(416,090)	$(1,371,796)
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	317,110	816,666	$8,513,157	$19,944,052
Reinvestment of distributions	19,493	27,913	511,703	708,529
Shares redeemed	(145,898)	(158,552)	(3,807,510)	(3,859,274)
Net increase (decrease)	190,705	686,027	$5,217,350	$16,793,307
Service Class
Shares sold	861,560	2,222,007	$23,063,632	$53,711,627
Reinvestment of distributions	68,830	104,263	1,800,581	2,626,198
Shares redeemed	(999,281)	(1,207,278)	(26,465,482)	(29,346,996)
Net increase (decrease)	(68,891)	1,118,992	$(1,601,269)	$26,990,829
Service Class 2
Shares sold	375,527	897,849	$9,989,475	$21,652,655
Reinvestment of distributions	63,808	86,722	1,657,106	2,165,501
Shares redeemed	(380,413)	(611,604)	(10,125,383)	(14,648,775)
Net increase (decrease)	58,922	372,967	$1,521,198	$9,169,381
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	447,128	952,651	$11,601,689	$21,971,331
Reinvestment of distributions	40,307	66,913	1,021,384	1,579,926
Shares redeemed	(228,178)	(303,653)	(5,899,929)	(7,025,473)
Net increase (decrease)	259,257	715,911	$6,723,144	$16,525,784
Service Class
Shares sold	962,653	2,441,836	$25,136,485	$55,811,760
Reinvestment of distributions	98,509	185,312	2,488,344	4,340,621
Shares redeemed	(903,386)	(1,575,002)	(23,216,712)	(36,358,908)
Net increase (decrease)	157,776	1,052,146	$4,408,117	$23,793,473
Service Class 2
Shares sold	228,646	498,289	$5,849,508	$11,391,766
Reinvestment of distributions	27,810	45,991	698,592	1,069,680
Shares redeemed	(120,770)	(385,578)	(3,088,398)	(8,785,619)
Net increase (decrease)	135,686	158,702	$3,459,702	$3,675,827
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	132,657	372,832	$3,508,648	$8,687,583
Reinvestment of distributions	11,097	14,637	285,073	350,222
Shares redeemed	(33,537)	(50,633)	(872,053)	(1,198,675)
Net increase (decrease)	110,217	336,836	$2,921,668	$7,839,130
Service Class
Shares sold	286,737	938,836	$7,556,353	$22,105,547
Reinvestment of distributions	25,353	38,486	649,031	910,150
Shares redeemed	(312,056)	(400,189)	(8,153,656)	(9,402,638)
Net increase (decrease)	34	577,133	$51,728	$13,613,059
Service Class 2
Shares sold	367,343	778,851	$9,561,666	$18,072,834
Reinvestment of distributions	61,998	100,565	1,577,236	2,348,001
Shares redeemed	(224,022)	(487,903)	(5,835,900)	(11,303,823)
Net increase (decrease)	205,319	391,513	$5,303,002	$9,117,012
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	191,051	453,481	$4,523,671	$9,533,620
Reinvestment of distributions	20,573	31,041	476,881	665,385
Shares redeemed	(149,425)	(186,416)	(3,533,499)	(3,994,297)
Net increase (decrease)	62,199	298,106	$1,467,053	$6,204,708
Service Class
Shares sold	356,135	748,931	$8,521,910	$15,721,134
Reinvestment of distributions	33,205	51,197	766,695	1,091,054
Shares redeemed	(235,555)	(422,051)	(5,570,996)	(8,865,929)
Net increase (decrease)	153,785	378,077	$3,717,609	$7,946,259
Service Class 2
Shares sold	310,736	733,870	$7,278,736	$15,313,791
Reinvestment of distributions	49,207	72,336	1,130,290	1,529,162
Shares redeemed	(245,383)	(347,415)	(5,778,244)	(7,335,701)
Net increase (decrease)	114,560	458,791	$2,630,782	$9,507,252
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	165,742	133,801	$2,254,464	$1,573,006
Reinvestment of distributions	2,544	2,679	33,076	33,697
Shares redeemed	(16,452)	(7,740)	(221,087)	(91,744)
Net increase (decrease)	151,834	128,740	$2,066,453	$1,514,959
Service Class
Shares sold	70,884	306,462	$941,697	$3,595,314
Reinvestment of distributions	5,120	7,422	66,514	91,423
Shares redeemed	(65,628)	(159,707)	(868,916)	(1,892,017)
Net increase (decrease)	10,376	154,177	$139,295	$1,794,720
Service Class 2
Shares sold	141,288	230,903	$1,869,763	$2,693,859
Reinvestment of distributions	8,138	10,187	105,382	124,679
Shares redeemed	(39,211)	(48,955)	(538,532)	(585,503)
Net increase (decrease)	110,215	192,135	$1,436,613	$2,233,035
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	94,201	101,848	$1,260,671	$1,179,175
Reinvestment of distributions	1,719	1,532	22,043	19,165
Shares redeemed	(21,002)	(12,705)	(272,442)	(152,588)
Net increase (decrease)	74,918	90,675	$1,010,272	$1,045,752
Service Class
Shares sold	177,863	504,231	$2,335,342	$5,910,169
Reinvestment of distributions	14,637	23,370	187,355	283,010
Shares redeemed	(379,536)	(238,840)	(4,870,500)	(2,796,794)
Net increase (decrease)	(187,036)	288,761	$(2,347,803)	$3,396,385
Service Class 2
Shares sold	118,537	192,925	$1,557,146	$2,253,542
Reinvestment of distributions	8,053	8,654	102,843	104,740
Shares redeemed	(10,441)	(30,061)	(137,705)	(353,940)
Net increase (decrease)	116,149	171,518	$1,522,284	$2,004,342
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	88,213	36,388	$1,187,121	$412,181
Reinvestment of distributions	350	670	4,452	8,071
Shares redeemed	(10,154)	(19,507)	(135,748)	(223,232)
Net increase (decrease)	78,409	17,551	$1,055,825	$197,020
Service Class
Shares sold	177,491	154,287	$2,408,267	$1,772,357
Reinvestment of distributions	1,230	2,618	15,619	31,223
Shares redeemed	(74,109)	(121,377)	(984,788)	(1,359,869)
Net increase (decrease)	104,612	35,528	$1,439,098	$443,711
Service Class 2
Shares sold	8,038	8,876	$103,552	$100,961
Reinvestment of distributions	274	475	3,482	5,652
Shares redeemed	(2,678)	(1,620)	(36,477)	(18,748)
Net increase (decrease)	5,634	7,731	$70,557	$87,865

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	18%	3	49%
VIP Freedom 2010 Portfolio	-	1	84%
VIP Freedom 2015 Portfolio	26%	2	27%
VIP Freedom 2020 Portfolio	-	1	66%
VIP Freedom 2025 Portfolio	-	3	49%
VIP Freedom 2030 Portfolio	-	1	40%
VIP Freedom 2035 Portfolio	-	5	76%
VIP Freedom 2040 Portfolio	-	3	63%
VIP Freedom 2045 Portfolio	-	4	67%
VIP Freedom 2050 Portfolio	-	4	74%
VIP Freedom 2055 Portfolio	-	2	56%
VIP Freedom 2060 Portfolio	-	2	78%
VIP Freedom 2065 Portfolio	19%	2	61%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	30%
VIP Overseas Portfolio	31%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Merger Information.
On June 7, 2024, VIP Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Freedom 2005 Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by the VIP Freedom Income Portfolio. The acquisition was accomplished by an exchange of each class of VIP Freedom Income Portfolio for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by VIP Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of VIP Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Freedom 2005 Portfolio	8,901,778	394,296
Initial Class			4,968,120	446,775	1.0339208633
Service Class			3,655,826	329,353	1.0437297297
Service Class 2			279,044	25,230	1.0365009042

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Freedom Income Portfolio	69,407,816	78,310,806

Pro forma results of operations of the combined entity for the entire period ended June 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$406,306
Total net realized gain (loss)	(68,250)
Total change in net unrealized appreciation (depreciation)	1,630,629
Net increase (decrease) in net assets resulting from operations	$1,968,685

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio accompanying Statement of Operations since June 7, 2024.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.819548.120
VIPFF2K-SANN-0824
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investment Grade Bond Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 25.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	8,483,000	6,745,232
3.8% 12/1/57	8,657,000	6,048,091
4.3% 2/15/30	1,940,000	1,858,592
4.75% 5/15/46	10,884,000	9,413,277
Verizon Communications, Inc. 2.55% 3/21/31	3,143,000	2,670,318
		26,735,510
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,265,014
4.908% 7/23/25	505,000	500,095
5.05% 3/30/29	1,180,000	1,134,797
5.25% 4/1/53	1,091,000	855,914
5.375% 5/1/47	10,656,000	8,513,150
5.5% 4/1/63	1,435,000	1,111,976
6.1% 6/1/29	2,703,000	2,711,840
6.484% 10/23/45	1,557,000	1,422,133
6.55% 6/1/34	1,474,000	1,474,490
Discovery Communications LLC 3.625% 5/15/30	1,973,000	1,736,133
Fox Corp.:
5.476% 1/25/39	1,027,000	979,134
5.576% 1/25/49	682,000	626,162
Time Warner Cable LLC:
4.5% 9/15/42	525,000	384,248
5.5% 9/1/41	965,000	803,638
5.875% 11/15/40	852,000	739,253
6.55% 5/1/37	11,472,000	10,864,034
7.3% 7/1/38	2,146,000	2,171,671
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,270,000	1,250,307
3.755% 3/15/27	2,484,000	2,358,360
4.054% 3/15/29	861,000	795,127
4.279% 3/15/32	3,451,000	3,012,128
5.05% 3/15/42	1,789,000	1,455,188
5.141% 3/15/52	5,047,000	3,929,636
		50,094,428
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,328,498
3.875% 4/15/30	5,007,000	4,680,677
		8,009,175
TOTAL COMMUNICATION SERVICES		84,839,113
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	434,000	414,764
AutoZone, Inc.:
3.625% 4/15/25	649,000	639,084
4% 4/15/30	3,015,000	2,835,054
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	366,368
3.75% 4/1/32	1,183,000	1,074,047
4.45% 4/1/62	4,962,000	3,857,558
4.5% 4/15/30	2,166,000	2,101,952
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	635,786
		11,924,613
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Molson Coors Beverage Co. 5% 5/1/42	7,433,000	6,798,756
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	408,000	361,892
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,498,413
4.5% 5/2/43	2,104,000	1,722,307
4.8% 2/14/29	575,000	565,524
5.95% 2/14/49	753,000	738,308
BAT Capital Corp. 6.421% 8/2/33	1,907,000	1,993,815
Imperial Brands Finance PLC:
4.25% 7/21/25 (b)	8,792,000	8,658,317
6.125% 7/27/27 (b)	1,890,000	1,922,797
Reynolds American, Inc.:
4.45% 6/12/25	824,000	814,348
5.7% 8/15/35	689,000	672,785
6.15% 9/15/43	2,271,000	2,185,865
7.25% 6/15/37	1,681,000	1,816,667
		23,589,146
TOTAL CONSUMER STAPLES		30,749,794
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Halliburton Co. 4.85% 11/15/35	1,223,000	1,163,261
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd. 5.85% 2/1/35	1,417,000	1,405,583
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	748,688
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	547,000	558,736
6.036% 11/15/33 (b)	1,473,000	1,505,284
6.497% 8/15/43 (b)	440,000	458,251
6.544% 11/15/53 (b)	793,000	835,576
6.714% 8/15/63 (b)	475,000	502,537
DCP Midstream Operating LP:
5.6% 4/1/44	697,000	667,487
6.45% 11/3/36 (b)	1,406,000	1,479,708
Enbridge, Inc. 4.25% 12/1/26	1,006,000	982,142
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,208,755
4.95% 6/15/28	2,298,000	2,267,638
5% 5/15/50	3,733,000	3,168,629
5.25% 4/15/29	1,165,000	1,160,389
5.4% 10/1/47	766,000	685,254
5.8% 6/15/38	1,282,000	1,254,835
6% 6/15/48	834,000	803,622
6.25% 4/15/49	800,000	795,829
Hess Corp.:
4.3% 4/1/27	2,776,000	2,706,702
5.6% 2/15/41	7,441,000	7,416,847
7.125% 3/15/33	569,000	638,675
7.3% 8/15/31	762,000	849,401
7.875% 10/1/29	2,490,000	2,784,755
Kinder Morgan Energy Partners LP 6.55% 9/15/40	261,000	268,743
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,289,968
MPLX LP:
4.8% 2/15/29	640,000	627,321
4.875% 12/1/24	1,553,000	1,546,351
4.95% 9/1/32	3,480,000	3,329,694
5.5% 2/15/49	1,917,000	1,768,355
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,580,207
6.2% 3/15/40	965,000	966,881
6.45% 9/15/36	2,612,000	2,728,242
6.6% 3/15/46	3,240,000	3,380,075
7.5% 5/1/31	4,360,000	4,810,087
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,869,944
5.95% 1/28/31	3,652,000	2,935,295
6.35% 2/12/48	7,493,000	4,752,810
6.49% 1/23/27	2,174,000	2,084,649
6.5% 3/13/27	2,742,000	2,611,481
6.5% 1/23/29	3,157,000	2,849,193
6.7% 2/16/32	7,536,000	6,305,145
6.75% 9/21/47	6,872,000	4,527,755
6.84% 1/23/30	4,227,000	3,717,224
6.95% 1/28/60	4,473,000	2,937,643
7.69% 1/23/50	9,202,000	6,632,618
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	751,000	685,745
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,343,852
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,377,037
3.9% 1/15/25	690,000	683,441
4.65% 8/15/32	3,633,000	3,450,776
5.3% 8/15/52	824,000	762,226
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	577,000	520,635
Western Midstream Operating LP:
3.95% 6/1/25	493,000	483,692
4.5% 3/1/28	1,136,000	1,095,457
4.65% 7/1/26	5,141,000	5,041,085
4.75% 8/15/28	656,000	641,152
		123,490,102
TOTAL ENERGY		124,653,363
FINANCIALS - 12.1%
Banks - 4.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	8,618,000	7,054,923
3.419% 12/20/28 (c)	10,766,000	10,123,525
4.2% 8/26/24	11,341,000	11,312,388
4.25% 10/22/26	2,419,000	2,358,958
4.45% 3/3/26	861,000	846,693
5.015% 7/22/33 (c)	18,422,000	18,006,052
Barclays PLC:
5.088% 6/20/30 (c)	4,171,000	3,987,681
5.2% 5/12/26	3,533,000	3,492,441
5.829% 5/9/27 (c)	1,900,000	1,902,786
6.224% 5/9/34 (c)	1,900,000	1,946,798
BNP Paribas SA 2.219% 6/9/26 (b)(c)	4,281,000	4,138,341
Citigroup, Inc.:
3.875% 3/26/25	5,393,000	5,318,730
4.3% 11/20/26	983,000	958,865
4.412% 3/31/31 (c)	6,030,000	5,747,014
4.45% 9/29/27	9,708,000	9,462,716
4.6% 3/9/26	1,246,000	1,225,980
4.91% 5/24/33 (c)	5,644,000	5,419,709
5.5% 9/13/25	3,136,000	3,132,545
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	2,115,063
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,485,000	1,337,617
Cooperatieve Rabobank UA 4.375% 8/4/25	4,230,000	4,163,450
HSBC Holdings PLC 4.95% 3/31/30	988,000	971,091
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	7,296,000	7,226,640
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,452,000	2,148,980
3.875% 9/10/24	24,838,000	24,740,950
4.493% 3/24/31 (c)	7,267,000	6,999,776
4.586% 4/26/33 (c)	15,530,000	14,814,628
4.912% 7/25/33 (c)	4,507,000	4,377,365
NatWest Group PLC 3.073% 5/22/28 (c)	2,640,000	2,470,344
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,241,000	2,986,748
Societe Generale 1.488% 12/14/26 (b)(c)	5,527,000	5,166,911
Wells Fargo & Co.:
2.406% 10/30/25 (c)	2,590,000	2,560,576
3.526% 3/24/28 (c)	5,273,000	5,029,638
4.478% 4/4/31 (c)	8,118,000	7,772,130
5.013% 4/4/51 (c)	9,125,000	8,312,118
5.499% 1/23/35 (c)	2,849,000	2,839,009
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,107,000	1,946,826
		204,416,005
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	1,059,000	1,035,697
Ares Capital Corp. 3.875% 1/15/26	7,074,000	6,830,158
Athene Global Funding:
5.339% 1/15/27 (b)	5,719,000	5,717,567
5.583% 1/9/29 (b)	2,875,000	2,886,630
Blackstone Private Credit Fund:
4.7% 3/24/25	9,007,000	8,917,459
7.05% 9/29/25	4,363,000	4,405,028
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,707,290
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	5,355,000	4,397,691
3.102% 2/24/33 (c)	2,100,000	1,793,531
3.691% 6/5/28 (c)	23,641,000	22,615,497
3.8% 3/15/30	8,794,000	8,221,788
4.25% 10/21/25	1,288,000	1,265,429
6.75% 10/1/37	1,275,000	1,375,507
Moody's Corp. 3.75% 3/24/25	2,881,000	2,841,941
Morgan Stanley:
3.125% 7/27/26	12,469,000	11,920,848
3.622% 4/1/31 (c)	5,698,000	5,228,567
3.625% 1/20/27	6,245,000	6,021,092
4.431% 1/23/30 (c)	2,495,000	2,413,636
4.889% 7/20/33 (c)	9,357,000	9,020,237
5% 11/24/25	8,309,000	8,251,657
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,838,000	2,796,853
UBS Group AG:
1.494% 8/10/27 (b)(c)	3,309,000	3,035,868
2.593% 9/11/25 (b)(c)	6,006,000	5,966,087
3.869% 1/12/29 (b)(c)	2,282,000	2,154,000
4.125% 9/24/25 (b)	2,986,000	2,927,808
4.194% 4/1/31 (b)(c)	5,461,000	5,097,979
4.55% 4/17/26	1,462,000	1,436,669
		145,282,514
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,641,000	1,618,767
2.45% 10/29/26	2,289,000	2,135,256
3% 10/29/28	2,397,000	2,178,323
3.3% 1/30/32	2,564,000	2,203,031
3.5% 1/15/25	4,712,000	4,652,924
4.45% 4/3/26	1,774,000	1,741,282
6.45% 4/15/27	7,503,000	7,674,235
6.5% 7/15/25	2,058,000	2,073,738
Ally Financial, Inc.:
5.125% 9/30/24	1,214,000	1,210,906
5.8% 5/1/25	2,973,000	2,970,173
7.1% 11/15/27	4,120,000	4,292,721
8% 11/1/31	1,535,000	1,694,007
Capital One Financial Corp.:
2.636% 3/3/26 (c)	2,766,000	2,706,773
3.273% 3/1/30 (c)	3,538,000	3,193,569
3.65% 5/11/27	7,652,000	7,317,327
3.8% 1/31/28	4,006,000	3,808,354
4.985% 7/24/26 (c)	3,566,000	3,534,998
5.247% 7/26/30 (c)	4,600,000	4,519,132
Discover Financial Services:
4.1% 2/9/27	1,620,000	1,557,455
4.5% 1/30/26	2,660,000	2,607,079
6.7% 11/29/32	867,000	904,709
Ford Motor Credit Co. LLC 4.063% 11/1/24	9,996,000	9,935,753
Synchrony Financial:
3.95% 12/1/27	4,360,000	4,071,640
4.25% 8/15/24	3,797,000	3,787,854
5.15% 3/19/29	3,799,000	3,647,816
		86,037,822
Financial Services - 0.9%
Corebridge Financial, Inc.:
3.5% 4/4/25	1,148,000	1,128,893
3.65% 4/5/27	3,963,000	3,792,301
3.85% 4/5/29	1,606,000	1,505,204
3.9% 4/5/32	1,912,000	1,711,425
4.35% 4/5/42	435,000	357,668
4.4% 4/5/52	1,286,000	1,011,051
Corebridge Global Funding 5.9% 9/19/28 (b)	2,307,000	2,355,303
Equitable Holdings, Inc.:
4.35% 4/20/28	2,412,000	2,331,583
4.572% 2/15/29 (b)	832,000	799,804
Jackson Financial, Inc.:
3.125% 11/23/31	436,000	365,420
5.17% 6/8/27	1,735,000	1,729,521
5.67% 6/8/32	1,866,000	1,878,247
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	5,004,000	4,655,961
3% 5/15/32	4,479,000	3,687,217
3.625% 1/15/32	1,723,000	1,487,428
5.125% 2/1/28	1,885,000	1,863,308
5.5% 1/15/30	717,000	706,073
5.75% 4/1/33	2,818,000	2,811,269
Pine Street Trust II 5.568% 2/15/49 (b)	3,236,000	2,969,051
		37,146,727
Insurance - 0.9%
AIA Group Ltd. 3.375% 4/7/30 (b)	4,177,000	3,803,539
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,263,000	5,514,406
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,324,000	2,265,614
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	2,258,000	2,205,949
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	3,298,000	2,227,546
MetLife, Inc. 5.375% 7/15/33	6,529,000	6,581,693
Pacific LifeCorp 5.125% 1/30/43 (b)	2,981,000	2,756,321
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	577,500
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,006,000	999,711
Unum Group:
3.875% 11/5/25	2,759,000	2,686,591
4% 6/15/29	2,503,000	2,358,819
5.75% 8/15/42	4,132,000	3,973,043
		35,950,732
TOTAL FINANCIALS		508,833,800
HEALTH CARE - 1.5%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	2,052,000	2,051,699
5.25% 3/2/30	1,874,000	1,887,747
5.25% 3/2/33	2,115,000	2,108,836
5.6% 3/2/43	2,009,000	1,979,923
5.65% 3/2/53	999,000	983,858
5.75% 3/2/63	1,820,000	1,782,203
		10,794,266
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,944,324
2.625% 8/1/31	2,597,000	2,132,702
3.375% 2/15/30	2,896,000	2,570,529
4.25% 12/15/27	3,262,000	3,114,513
4.625% 12/15/29	5,066,000	4,791,550
Cigna Group 4.8% 8/15/38	2,144,000	1,970,003
CVS Health Corp.:
3% 8/15/26	355,000	338,282
3.625% 4/1/27	1,019,000	977,457
4.78% 3/25/38	3,388,000	3,024,862
5% 1/30/29	1,590,000	1,573,690
5.25% 1/30/31	652,000	644,601
HCA Holdings, Inc.:
3.5% 9/1/30	2,160,000	1,948,399
3.625% 3/15/32	487,000	428,980
5.625% 9/1/28	2,246,000	2,267,623
5.875% 2/1/29	2,447,000	2,491,288
Humana, Inc. 3.7% 3/23/29	1,508,000	1,414,131
Sabra Health Care LP 3.2% 12/1/31	5,311,000	4,414,843
Toledo Hospital 5.325% 11/15/28	1,197,000	1,143,135
		40,190,912
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,477,000	2,423,195
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	757,000	767,347
Mylan NV 4.55% 4/15/28	2,271,000	2,187,710
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,403,000
Viatris, Inc.:
1.65% 6/22/25	558,000	536,282
2.7% 6/22/30	2,837,000	2,407,900
3.85% 6/22/40	484,000	353,417
4% 6/22/50	1,400,000	942,169
		11,021,020
TOTAL HEALTH CARE		62,006,198
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	1,287,000	1,165,606
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,643,962
5.15% 5/1/30	1,681,000	1,614,241
5.705% 5/1/40	1,703,000	1,570,106
5.805% 5/1/50	1,703,000	1,534,744
5.93% 5/1/60	1,680,000	1,502,006
6.259% 5/1/27 (b)	888,000	894,003
6.298% 5/1/29 (b)	1,138,000	1,154,001
6.388% 5/1/31 (b)	862,000	877,565
6.528% 5/1/34 (b)	923,000	945,059
6.858% 5/1/54 (b)	1,389,000	1,425,353
7.008% 5/1/64 (b)	1,311,000	1,342,294
		15,668,940
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	440,000	459,214
6.2% 3/15/54	456,000	488,213
		947,427
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	583,800
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25	3,659,000	3,575,376
4.25% 9/15/24	2,024,000	2,017,159
		5,592,535
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (b)	897,000	871,246
4.375% 5/1/26 (b)	2,653,000	2,580,671
6.375% 5/4/28 (b)	3,488,000	3,542,112
		6,994,029
TOTAL INDUSTRIALS		29,786,731
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	735,000	736,781
6.02% 6/15/26	634,000	640,633
6.1% 7/15/27	1,349,000	1,383,348
6.2% 7/15/30	1,167,000	1,225,110
		3,985,872
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	944,000	845,030
2.45% 2/15/31 (b)	8,034,000	6,765,517
2.6% 2/15/33 (b)	8,034,000	6,510,799
3.5% 2/15/41 (b)	6,488,000	4,973,390
		19,094,736
Software - 0.2%
Oracle Corp.:
2.3% 3/25/28	5,824,000	5,265,502
3.6% 4/1/40	3,327,000	2,557,184
		7,822,686
TOTAL INFORMATION TECHNOLOGY		30,903,294
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,918,000	1,970,708
6.55% 11/15/30	1,944,000	2,031,467
6.7% 11/15/33	1,136,000	1,193,765
		5,195,940
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,315,571
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	346,930
3.625% 4/15/32	1,758,000	1,536,998
5.5% 7/15/34	4,187,000	4,113,896
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,862,024
4.5% 12/1/28	2,209,000	2,083,793
6.75% 12/1/27	2,669,000	2,737,917
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,668,066
4.125% 6/15/26	2,638,000	2,568,369
4.125% 5/15/29	2,868,000	2,706,988
Corporate Office Properties LP:
2% 1/15/29	328,000	278,110
2.25% 3/15/26	945,000	892,198
2.75% 4/15/31	914,000	755,686
Healthcare Realty Holdings LP:
3.1% 2/15/30	745,000	651,456
3.5% 8/1/26	775,000	742,414
Healthpeak OP, LLC:
3.25% 7/15/26	325,000	311,262
3.5% 7/15/29	373,000	344,557
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	3,384,745
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,412,054
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,483,713
4.75% 9/15/30	5,514,000	5,266,737
LXP Industrial Trust (REIT) 2.7% 9/15/30	1,037,000	874,918
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,874,424
3.375% 2/1/31	1,901,000	1,623,604
3.625% 10/1/29	3,357,000	2,996,998
4.5% 1/15/25	1,520,000	1,507,796
4.5% 4/1/27	9,194,000	8,900,872
4.75% 1/15/28	3,623,000	3,505,603
5.25% 1/15/26	3,228,000	3,196,760
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	654,000	645,853
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	611,676
Realty Income Corp.:
2.2% 6/15/28	453,000	405,303
2.85% 12/15/32	556,000	458,224
3.25% 1/15/31	579,000	512,180
3.4% 1/15/28	904,000	852,095
Simon Property Group LP 2.45% 9/13/29	924,000	811,782
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,266,953
4.25% 2/1/26	1,677,000	1,658,454
Store Capital LLC:
2.75% 11/18/30	4,952,000	4,103,062
4.625% 3/15/29	1,018,000	961,443
Sun Communities Operating LP:
2.3% 11/1/28	948,000	833,345
2.7% 7/15/31	2,448,000	2,021,881
Ventas Realty LP:
3% 1/15/30	4,331,000	3,823,624
4% 3/1/28	1,273,000	1,214,225
4.125% 1/15/26	884,000	863,744
4.375% 2/1/45	433,000	340,025
4.75% 11/15/30	5,686,000	5,457,303
VICI Properties LP:
4.375% 5/15/25	446,000	440,078
4.75% 2/15/28	3,531,000	3,448,891
4.95% 2/15/30	4,599,000	4,436,840
5.125% 5/15/32	1,205,000	1,148,046
5.75% 4/1/34	503,000	498,286
Vornado Realty LP 2.15% 6/1/26	1,069,000	985,915
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,789,309
3.85% 7/15/29	724,000	675,982
4% 2/1/25	3,043,000	3,006,523
		110,215,501
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,619,000	2,373,001
4.55% 10/1/29	3,316,000	2,886,171
8.05% 3/15/28	3,596,000	3,730,433
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,625,041
Tanger Properties LP:
2.75% 9/1/31	2,490,000	2,028,587
3.125% 9/1/26	3,468,000	3,269,322
		16,912,555
TOTAL REAL ESTATE		127,128,056
UTILITIES - 1.0%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,235,728
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,713,509
3.743% 5/1/26	7,482,000	7,212,685
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,356,641
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	750,000	630,954
2.775% 1/7/32 (b)	2,595,000	2,106,277
Entergy Corp. 2.8% 6/15/30	1,621,000	1,415,799
Exelon Corp.:
2.75% 3/15/27	829,000	776,966
3.35% 3/15/32	1,006,000	881,988
4.05% 4/15/30	988,000	927,144
		20,257,691
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	822,627	852,447
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	1,029,942
The AES Corp.:
2.45% 1/15/31	1,088,000	895,762
3.3% 7/15/25 (b)	4,877,000	4,754,492
3.95% 7/15/30 (b)	4,253,000	3,888,657
		10,568,853
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	412,221
NiSource, Inc.:
2.95% 9/1/29	4,856,000	4,364,512
3.6% 5/1/30	2,477,000	2,273,057
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,756,333
4.224% 3/15/32	3,417,000	3,062,734
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	810,000	800,728
		12,669,585
TOTAL UTILITIES		44,348,576
TOTAL NONCONVERTIBLE BONDS (Cost $1,183,754,047)		1,060,369,478

U.S. Treasury Obligations - 42.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	22,865,200	14,070,136
1.75% 8/15/41	80,591,100	53,253,088
1.875% 11/15/51	50,329,100	29,214,470
2% 11/15/41	13,511,200	9,282,089
2% 8/15/51	104,090,400	62,527,428
2.25% 2/15/52	38,732,200	24,673,622
3% 2/15/47	55,093,200	42,223,773
3.375% 8/15/42	58,000,000	48,987,344
3.625% 5/15/53	4,500,000	3,829,395
4.125% 8/15/53	133,426,000	124,247,751
4.25% 2/15/54	95,700,000	91,124,344
4.625% 5/15/54	18,670,000	18,929,630
U.S. Treasury Notes:
1.125% 8/31/28	70,526,300	61,790,405
1.25% 5/31/28	155,752,000	138,083,883
1.25% 9/30/28	15,938,200	14,005,693
1.75% 1/31/29	27,595,700	24,605,447
2.625% 7/31/29	37,400,000	34,462,055
2.875% 5/15/32	88,237,000	79,499,469
3.375% 5/15/33	211,100,000	195,638,571
3.5% 2/15/33	144,500,000	135,434,882
3.75% 5/31/30	37,700,000	36,508,621
3.75% 6/30/30	7,000,000	6,775,781
3.875% 8/15/33	42,294,000	40,688,150
4% 1/15/27	3,800,000	3,744,781
4% 6/30/28	25,000,000	24,620,117
4% 1/31/31	110,400,000	108,179,062
4% 2/15/34	64,400,000	62,508,250
4.125% 2/15/27	13,710,000	13,552,549
4.125% 7/31/28	25,000,000	24,735,352
4.125% 8/31/30	71,100,000	70,194,586
4.125% 11/15/32	18,600,000	18,286,852
4.25% 3/15/27	13,760,000	13,649,813
4.25% 2/28/31	20,000	19,882
4.375% 11/30/30	65,000,000	65,053,320
4.375% 5/15/34	1,270,000	1,270,397
4.5% 4/15/27	1,470,000	1,467,818
4.5% 5/31/29	2,040,000	2,053,866
4.5% 11/15/33	45,000,000	45,414,844
4.625% 6/15/27	4,260,000	4,272,314
4.625% 4/30/31	43,300,000	43,996,859
4.625% 5/31/31	1,640,000	1,666,650
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,006,263,519)		1,794,543,339

U.S. Government Agency - Mortgage Securities - 27.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 6.438% 5/1/34 (c)(d)	11,640	11,694
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	29,771	29,918
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	1,437	1,460
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	3,596	3,667
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	1,406	1,419
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	1,968	1,990
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.274% 11/1/36 (c)(d)	33,223	33,843
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.16% 6/1/42 (c)(d)	21,000	21,464
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 7.393% 5/1/36 (c)(d)	20,098	20,513
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.325% 7/1/35 (c)(d)	2,319	2,363
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (c)(d)	11,254	11,485
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	6,350	6,516
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	9,384	9,654
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.145% 7/1/41 (c)(d)	12,615	12,965
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (c)(d)	11,697	11,970
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	8,161	8,251
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.385% 9/1/36 (c)(d)	21,107	21,679
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.515% 7/1/37 (c)(d)	8,027	8,258
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	30,034	30,340
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	2,623	2,649
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.392% 8/1/36 (c)(d)	35,475	35,899
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(d)	4,146	4,200
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.851% 5/1/35 (c)(d)	4,476	4,539
1.5% 11/1/35 to 9/1/51	19,441,355	15,816,655
2% 2/1/28 to 3/1/52	64,551,772	53,060,934
2.5% 11/1/29 to 5/1/53	74,569,906	63,090,634
3% 2/1/31 to 5/1/52 (e)	50,512,378	44,310,081
3.5% 9/1/35 to 9/1/52	38,890,654	35,062,347
4% 7/1/39 to 4/1/52	19,833,821	18,586,766
4.5% to 4.5% 5/1/25 to 4/1/53	12,526,279	12,042,120
5% 9/1/25 to 12/1/52	7,266,449	7,110,073
5.5% 10/1/52 to 4/1/54	14,536,439	14,381,123
6% 10/1/34 to 6/1/54	19,468,822	19,622,896
6.5% 7/1/32 to 6/1/54	8,037,311	8,241,071
7% to 7% 8/1/25 to 8/1/32	22,980	23,604
7.5% to 7.5% 9/1/25 to 11/1/31	35,994	37,015
8% 1/1/30	189	194
8.5% 3/1/25	7	7
TOTAL FANNIE MAE		291,682,256
Freddie Mac - 4.5%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	18,069	18,260
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.299% 4/1/35 (c)(d)	18,212	18,373
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	12,806	13,133
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	3,014	3,078
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	9,447	9,719
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.213% 5/1/41 (c)(d)	27,445	28,048
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.336% 6/1/41 (c)(d)	25,798	26,436
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.562% 5/1/41 (c)(d)	29,715	30,441
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	274	278
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	1,301	1,332
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 3.000% 8.626% 10/1/35 (c)(d)	1,276	1,312
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	2,018	2,033
1.5% 7/1/35 to 4/1/51	20,840,391	16,220,077
2% 5/1/35 to 4/1/52	51,000,644	42,208,325
2.5% 1/1/30 to 1/1/52	38,947,498	33,483,491
3% 12/1/30 to 5/1/52	18,513,827	16,149,225
3.5% 3/1/32 to 3/1/52 (f)	28,767,234	26,460,210
4% 5/1/37 to 10/1/52	11,680,819	11,026,924
4.5% 7/1/25 to 10/1/48	6,724,176	6,508,112
5% 1/1/40 to 8/1/53	11,881,361	11,596,247
5.5% 10/1/52 to 3/1/54	14,479,130	14,374,655
6% 4/1/32 to 4/1/54	6,314,606	6,374,565
6.5% 9/1/53 to 1/1/54	5,680,281	5,861,962
7.5% 8/1/26 to 11/1/31	4,980	5,185
8% 4/1/27 to 5/1/27	381	385
8.5% 5/1/27 to 1/1/28	519	528
TOTAL FREDDIE MAC		190,422,334
Ginnie Mae - 7.1%
3% 12/20/42 to 4/20/47	3,413,537	3,035,513
3.5% 12/20/40 to 1/20/50	2,342,571	2,139,795
4% 2/15/40 to 4/20/48	9,506,506	8,969,168
4.5% 5/15/39 to 5/20/41	2,050,942	1,996,071
5% 3/15/39 to 5/20/54	12,927,129	12,611,628
6.5% 4/15/35 to 11/15/35	25,563	26,310
7% 1/15/28 to 7/15/32	119,983	122,257
7.5% to 7.5% 11/15/25 to 10/15/28	16,922	17,156
8% 3/15/30 to 9/15/30	3,339	3,462
2% 10/20/50 to 1/20/52	24,218,192	19,618,461
2% 7/1/54 (g)	14,550,000	11,781,662
2% 7/1/54 (g)	18,050,000	14,615,738
2% 7/1/54 (g)	5,800,000	4,696,470
2% 7/1/54 (g)	1,800,000	1,457,525
2% 7/1/54 (g)	9,475,000	7,672,251
2% 8/1/54 (g)	3,650,000	2,958,246
2% 8/1/54 (g)	21,750,000	17,627,905
2.5% 8/20/51 to 1/20/52	16,366,702	13,580,535
2.5% 7/1/54 (g)	13,400,000	11,269,258
2.5% 7/1/54 (g)	13,350,000	11,227,208
3% 7/1/54 (g)	10,450,000	9,112,259
3% 7/1/54 (g)	10,275,000	8,959,661
3% 7/1/54 (g)	4,450,000	3,880,340
3% 7/1/54 (g)	5,375,000	4,686,927
3% 8/1/54 (g)	15,650,000	13,652,702
3% 8/1/54 (g)	2,600,000	2,268,180
3.5% 7/1/54 (g)	9,500,000	8,538,435
3.5% 7/1/54 (g)	10,750,000	9,661,913
3.5% 8/1/54 (g)	14,375,000	12,926,177
4% 7/1/54 (g)	5,200,000	4,805,505
4% 8/1/54 (g)	5,200,000	4,817,842
4.5% 7/1/54 (g)	10,800,000	10,266,166
5% 7/1/54 (g)	5,300,000	5,160,306
5% 7/1/54 (g)	5,300,000	5,160,306
5.5% 7/1/54 (g)	3,200,000	3,174,879
5.5% 7/1/54 (g)	2,900,000	2,877,234
5.5% 7/1/54 (g)	4,000,000	3,968,599
5.5% 7/1/54 (g)	3,700,000	3,670,954
5.5% 8/1/54 (g)	4,000,000	3,966,724
5.5% 8/1/54 (g)	2,850,000	2,826,291
6% 7/1/54 (g)	3,550,000	3,565,255
6% 7/1/54 (g)	2,875,000	2,887,354
6% 7/1/54 (g)	2,300,000	2,309,883
6% 7/1/54 (g)	6,400,000	6,427,501
6% 7/1/54 (g)	475,000	477,041
6% 8/1/54 (g)	6,100,000	6,122,162
6% 8/1/54 (g)	4,600,000	4,616,712
6% 8/1/54 (g)	2,450,000	2,458,901
TOTAL GINNIE MAE		298,672,828
Uniform Mortgage Backed Securities - 9.2%
2% 7/1/39 (g)	1,800,000	1,582,171
2% 8/1/39 (g)	1,800,000	1,583,718
2% 7/1/54 (g)	51,100,000	39,965,790
2% 7/1/54 (g)	16,950,000	13,256,754
2% 7/1/54 (g)	14,700,000	11,497,008
2% 7/1/54 (g)	10,900,000	8,524,992
2% 7/1/54 (g)	7,725,000	6,041,795
2% 7/1/54 (g)	4,850,000	3,793,231
2% 7/1/54 (g)	14,250,000	11,145,059
2% 7/1/54 (g)	6,000,000	4,692,656
2% 7/1/54 (g)	1,800,000	1,407,797
2% 7/1/54 (g)	3,000,000	2,346,328
2% 7/1/54 (g)	12,900,000	10,089,211
2% 7/1/54 (g)	7,375,000	5,768,057
2% 7/1/54 (g)	2,200,000	1,720,641
2% 8/1/54 (g)	67,900,000	53,158,272
2% 8/1/54 (g)	17,100,000	13,387,429
2% 8/1/54 (g)	5,900,000	4,619,055
2% 8/1/54 (g)	5,925,000	4,638,627
2.5% 7/1/54 (g)	26,300,000	21,479,704
2.5% 7/1/54 (g)	4,675,000	3,818,160
2.5% 7/1/54 (g)	4,650,000	3,797,742
2.5% 7/1/54 (g)	3,950,000	3,226,039
2.5% 7/1/54 (g)	1,750,000	1,429,258
2.5% 7/1/54 (g)	400,000	326,688
2.5% 7/1/54 (g)	3,800,000	3,103,531
2.5% 7/1/54 (g)	1,700,000	1,388,422
2.5% 7/1/54 (g)	2,225,000	1,817,199
2.5% 7/1/54 (g)	975,000	796,301
2.5% 7/1/54 (g)	800,000	653,375
2.5% 7/1/54 (g)	800,000	653,375
2.5% 8/1/54 (g)	26,100,000	21,335,729
2.5% 8/1/54 (g)	950,000	776,588
2.5% 8/1/54 (g)	500,000	408,730
3% 7/1/54 (g)	10,050,000	8,551,927
3% 7/1/54 (g)	6,500,000	5,531,097
3% 7/1/54 (g)	5,050,000	4,297,237
3% 7/1/54 (g)	1,800,000	1,531,688
3% 8/1/54 (g)	8,900,000	7,578,911
3% 8/1/54 (g)	4,750,000	4,044,924
3.5% 7/1/54 (g)	2,850,000	2,522,471
3.5% 7/1/54 (g)	700,000	619,554
3.5% 7/1/54 (g)	700,000	619,554
3.5% 7/1/54 (g)	800,000	708,062
3.5% 7/1/54 (g)	800,000	708,062
3.5% 7/1/54 (g)	700,000	619,554
3.5% 7/1/54 (g)	700,000	619,554
3.5% 7/1/54 (g)	1,075,000	951,458
4% 7/1/54 (g)	1,500,000	1,372,266
4% 7/1/54 (g)	1,000,000	914,844
4% 7/1/54 (g)	1,150,000	1,052,070
4% 8/1/54 (g)	1,150,000	1,052,609
5.5% 7/1/54 (g)	2,200,000	2,169,836
5.5% 7/1/54 (g)	6,000,000	5,917,734
5.5% 7/1/54 (g)	4,700,000	4,635,558
5.5% 7/1/54 (g)	2,700,000	2,662,980
6% 7/1/54 (g)	16,950,000	16,997,682
6% 7/1/54 (g)	5,900,000	5,916,597
6% 7/1/54 (g)	9,075,000	9,100,529
6% 7/1/54 (g)	7,800,000	7,821,942
6% 7/1/54 (g)	3,900,000	3,910,971
6% 8/1/54 (g)	19,300,000	19,352,031
6.5% 7/1/54 (g)	2,600,000	2,646,108
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		388,657,242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,221,413,344)		1,169,434,660

Asset-Backed Securities - 8.2%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	2,330,000	2,331,864
Class A2, 6.261% 5/16/49 (b)	2,130,000	2,132,769
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	1,244,430	892,246
Series 2019-1 Class A, 3.844% 5/15/39 (b)	293,352	277,226
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,992,040	1,892,474
Class B, 4.458% 10/16/39 (b)	713,637	371,098
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,558,638	2,358,117
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,219,220	4,667,071
Affirm Asset Securitization Trust:
Series 2023-X1 Class A, 7.11% 11/15/28 (b)	517,627	519,280
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	600,000	599,073
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	1,386,410	1,388,098
Aimco Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.7414% 7/22/37 (b)(c)(d)	1,752,000	1,752,897
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	2,499,000	2,499,582
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(d)	800,000	801,598
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	2,370,709	2,372,684
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(c)(d)	5,797,905	5,800,178
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(c)(d)	3,019,149	3,023,255
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(c)(d)	2,835,654	2,838,189
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,889,000	1,884,345
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,780,000	3,763,194
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	659,010	606,271
Class B, 4.335% 1/16/40 (b)	268,430	162,666
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	3,701,000	3,702,295
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(c)(d)	1,923,930	1,925,267
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/25/37 (b)(c)(d)	3,329,000	3,329,915
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(c)(d)	3,574,230	3,580,710
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(c)(d)	4,768,241	4,770,310
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(c)(d)	4,022,144	4,022,144
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(c)(d)	2,392,281	2,394,044
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(c)(d)	4,224,812	4,225,965
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(c)(d)	3,560,253	3,564,550
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(c)(d)	4,846,852	4,834,861
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(c)(d)	3,615,104	3,619,496
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	2,261,615	2,239,384
Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,809,169	3,407,797
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	730,000	732,174
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(c)(d)	2,001,637	2,002,816
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	300,000	295,957
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 0% 7/25/37 (b)(c)(d)	3,967,000	3,967,000
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	996,260	995,778
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	1,374,000	1,381,385
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,737,000	1,757,793
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	2,026,222	1,824,117
Class B, 5.095% 4/15/39 (b)	1,232,658	837,605
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	638,008	594,970
Series 2021-1A Class A, 3.474% 1/15/46 (b)	487,715	458,763
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	2,890,154	2,892,377
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	2,218,566	2,221,867
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(c)(d)	4,498,016	4,501,452
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(c)(d)	3,494,185	3,494,783
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	858,448	841,958
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	1,776,000	1,774,808
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	992,187	997,995
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	1,356,482	1,355,893
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	900,000	899,756
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	496,841	496,184
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(c)(d)	3,598,073	3,604,010
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(c)(d)	3,860,350	3,864,647
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(c)(d)	5,052,517	5,056,220
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,208,125	3,046,249
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	1,800,000	1,772,874
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	444,730	445,323
Class A3, 5.64% 2/22/28 (b)	770,000	774,142
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	700,000	692,972
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	598,000	600,113
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(c)(d)	2,526,193	2,530,035
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	2,388,876	2,390,560
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	3,244,000	3,248,542
Dryden Senior Loan Fund:
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(c)(d)	3,177,977	3,181,362
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(c)(d)	1,889,869	1,890,793
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 0% 7/15/37 (b)(c)(d)	3,148,000	3,148,000
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(d)	4,330,149	4,336,445
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(d)	3,140,000	3,138,000
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(c)(d)	1,005,251	1,006,470
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	1,100,000	1,102,914
Class A3, 5.61% 4/20/28 (b)	1,100,000	1,108,966
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,771,000	2,802,235
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(c)(d)	2,577,919	2,582,990
Class AR, 3 month U.S. LIBOR + 1.080% 6.6683% 11/16/34 (b)(c)(d)	3,690,041	3,690,041
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(c)(d)	1,600,000	1,602,450
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	2,100,000	2,085,921
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	2,300,000	2,308,729
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	411,716	411,532
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,600,000	1,605,067
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	2,310,000	2,284,509
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	786,000	785,432
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	1,771,000	1,764,804
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	800,000	802,043
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,120,247	1,018,963
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	981,327	897,294
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (b)	700,000	699,608
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	2,400,000	2,405,228
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	1,978,000	1,970,766
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(c)(d)	2,531,935	2,535,267
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	2,010,000	2,020,782
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(d)	2,568,000	2,567,640
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(c)(d)	5,870,431	5,871,582
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	1,300,000	1,299,184
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(c)(d)	1,852,000	1,865,040
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(c)(d)	4,047,691	4,054,564
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(c)(d)	4,115,814	4,115,999
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(d)	2,572,810	2,574,354
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(c)(d)	1,296,427	1,293,410
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(c)(d)	1,041,994	1,042,515
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	4,363,331	4,365,652
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(c)(d)	3,374,400	3,376,148
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(c)(d)	3,383,415	3,385,698
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	729,000	729,240
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	2,000,000	2,005,785
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,357,133	1,369,255
Series 2024-1A Class A, 5.82% 4/20/37 (b)	1,600,000	1,602,288
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(c)(d)	2,678,327	2,680,336
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(d)	2,994,000	2,994,000
Oak Hill Credit Partners Series 2024-18A Class A1, 6.7917% 4/20/37 (b)(c)	800,000	805,392
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7047% 1/25/36 (c)(d)	36,135	35,648
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(c)(d)	1,408,460	1,409,630
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	706,000	706,141
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,627,205	2,399,871
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	2,881,670	2,704,736
Class A2II, 4.008% 12/5/51 (b)	2,574,735	2,261,462
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,994,149	1,807,357
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	804,298	767,708
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(c)(d)	4,820,896	4,825,813
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(c)(d)	4,874,693	4,877,101
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	2,130,630	1,955,151
Class B, 4.335% 3/15/40 (b)	411,408	321,992
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	3,520,000	3,458,175
1.884% 7/15/50 (b)	1,356,000	1,275,237
2.328% 7/15/52 (b)	1,037,000	931,020
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,600,000	1,604,062
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	1,090,000	1,092,916
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	2,734,000	2,786,469
Class A2I, 6.028% 7/30/54 (b)	5,244,000	5,290,262
Class A2II, 6.268% 7/30/54 (b)	3,117,000	3,158,974
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(d)	5,044,198	5,053,298
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	2,544,000	2,556,997
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(c)(d)	580,272	580,669
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(c)(d)	4,282,717	4,287,115
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(c)(d)	3,959,716	3,963,224
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3197% 9/25/34 (c)(d)	3,837	3,862
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	799,000	797,333
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,700,000	1,703,635
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	2,418,155	2,187,730
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	2,989,799	2,616,164
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,864,000	1,856,084
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,900,000	1,899,735
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	160,333	159,579
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	1,220,000	1,218,663
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(d)	2,428,000	2,429,423
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	2,363,896	2,364,988
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	4,837,926	4,839,353
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(d)	2,387,172	2,391,350
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	4,300,000	4,334,081
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,500,000	1,500,254
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	1,429,324	1,509,838
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	1,974,000	1,954,286
Series 2023-C Class A3, 5.15% 11/15/28	965,000	961,729
TOTAL ASSET-BACKED SECURITIES (Cost $351,109,278)		346,925,839

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.6%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	2,547,795	2,305,331
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	4,127,347	3,681,952
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,937,869	1,900,727
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	2,956,312	2,905,956
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	1,148,968	1,100,514
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	2,042,075	2,012,669
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,792,994	1,753,162
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	485,194	460,843
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,368,923	1,235,937
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	675,641	618,239
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	304,263	293,530
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	254,426	243,218
Prmi Securitization Trust 2024-Cm floater Series 2024-CMG1 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 6.7858% 7/25/54 (b)(c)(d)	1,100,000	1,096,377
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	1,230,370	1,176,315
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	1,286,215	1,217,400
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	44,329	44,134
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5772% 7/20/34 (c)(d)	896	816
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,334,002	1,233,008
TOTAL PRIVATE SPONSOR		23,280,128
U.S. Government Agency - 0.9%
Fannie Mae:
planned amortization class:
Series 1999-57 Class PH, 6.5% 12/25/29	23,934	23,969
Series 2017-32 Class PA, 2.7% 5/25/47	5,379,654	4,750,597
Series 2017-37 Class AB, 2.55% 9/25/46	1,062,502	942,947
Series 2021-45 Class DA, 3% 7/25/51	663,526	577,330
Series 2021-69 Class JK, 1.5% 10/25/51	375,864	305,708
Series 2022-2 Class TH, 2.5% 2/25/52	232,739	206,781
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	618,024	524,018
Series 2020-43 Class MA, 2% 1/25/45	694,056	622,100
Series 2020-49 Class JA, 2% 8/25/44	90,668	81,838
Series 2020-51 Class BA, 2% 6/25/46	911,868	777,014
Series 2020-80 Class BA, 1.5% 3/25/45	883,593	753,110
Series 2021-68 Class A, 2% 7/25/49	190,978	148,427
Series 2021-85 Class L, 2.5% 8/25/48	104,180	89,645
Series 2021-95:
Class 0, 2.5% 9/25/48	785,281	677,677
Class BA, 2.5% 6/25/49	1,192,602	1,025,645
Series 2021-96:
Class AH, 2.5% 3/25/49	1,793,486	1,561,831
Class HA, 2.5% 2/25/50	167,295	143,732
Series 2022-1 Class KA, 3% 5/25/48	393,858	351,735
Series 2022-11 Class B, 3% 6/25/49	455,411	410,264
Series 2022-13:
Class HA, 3% 8/25/46	358,984	327,729
Class JA, 3% 5/25/48	410,245	370,889
Series 2022-25 Class AB, 4% 9/25/47	574,732	549,095
Series 2022-3:
Class D, 2% 2/25/48	1,156,889	1,008,183
Class N, 2% 10/25/47	3,191,518	2,738,180
Series 2022-30 Class E, 4.5% 7/25/48	1,124,832	1,084,248
Series 2022-4 Class B, 2.5% 5/25/49	122,111	105,208
Series 2022-42 Class BA, 4% 6/25/50	1,181,877	1,117,585
Series 2022-49 Class TC, 4% 12/25/48	361,223	341,601
Series 2022-5:
Class 0, 2.5% 6/25/48	466,442	407,214
Class BA, 2.5% 12/25/49	480,168	405,443
Class DA, 2.25% 11/25/47	1,368,786	1,195,253
Series 2022-7:
Class A, 3% 5/25/48	561,249	501,234
Class E, 2.5% 11/25/47	1,148,010	1,015,270
Series 2020-45 Class JL, 3% 7/25/40	38,271	34,102
Series 2021-21 Class HG, 2% 11/25/47	462,673	400,362
Series 2021-59 Class H, 2% 6/25/48	107,599	85,963
Series 2021-66:
Class DA, 2% 1/25/48	115,245	92,550
Class DM, 2% 1/25/48	122,473	98,354
Freddie Mac:
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	276,333	225,214
Series 2021-5148:
Class AD, 1.5% 10/25/51	373,187	304,012
Class PC, 1.5% 10/25/51	368,987	297,380
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	660,259	596,359
Series 2020-5000 Class MA, 2% 6/25/44	2,888,950	2,594,332
Series 2020-5018:
Class LC, 3% 10/25/40	258,229	230,651
Class LY, 3% 10/25/40	196,357	175,344
Series 2021-5169 Class TP, 2.5% 6/25/49	349,934	300,599
Series 2021-5175 Class CB, 2.5% 4/25/50	603,914	517,638
Series 2021-5180 Class KA, 2.5% 10/25/47	120,010	105,692
Series 2022-5189:
Class DA, 2.5% 5/25/49	289,826	246,126
Class TP, 2.5% 5/25/49	269,525	232,623
Series 2022-5190:
Class BA, 2.5% 11/25/47	291,105	256,102
Class CA, 2.5% 5/25/49	225,632	194,708
Series 2022-5191 Class CA, 2.5% 4/25/50	141,314	120,366
Series 2022-5197:
Class A, 2.5% 6/25/49	225,633	194,708
Class DA, 2.5% 11/25/47	221,000	194,670
Series 2022-5198 Class BA, 2.5% 11/25/47	1,043,343	921,892
Series 2022-5202 Class LB, 2.5% 10/25/47	236,688	206,661
Series 2020-5041 Class LB, 3% 11/25/40	440,106	393,378
Series 2021-5083 Class VA, 1% 8/15/38	1,142,203	1,065,390
Series 2021-5176 Class AG, 2% 1/25/47	452,465	385,276
Series 2021-5182 Class A, 2.5% 10/25/48	785,531	677,184
Series 2022-5210 Class AB, 3% 1/25/42	653,037	593,575
Series 2022-5236 Class P, 5% 4/25/48	423,072	416,571
Series 2022-5266 Class CD, 4.5% 10/25/44	1,111,481	1,080,712
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	473,228	386,326
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	344,687	296,839
Class GC, 2% 11/25/47	96,164	82,832
Series 2021-5164 Class M, 2.5% 7/25/48	351,316	302,702
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5401% 6/16/37 (c)(d)(h)	5,352	5,806
TOTAL U.S. GOVERNMENT AGENCY		39,454,499
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,612,856)		62,734,627

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.479% 1/15/39 (b)(c)(d)	2,741,961	2,715,398
Class B, CME Term SOFR 1 Month Index + 1.550% 6.879% 1/15/39 (b)(c)(d)	618,000	609,309
Class C, CME Term SOFR 1 Month Index + 2.150% 7.479% 1/15/39 (b)(c)(d)	437,000	429,899
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,189,000	2,005,671
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	491,000	422,874
Class CNM, 3.8425% 11/5/32 (b)(c)	248,000	178,250
BANK:
sequential payer:
Series 2018-BN10:
Class A4, 3.428% 2/15/61	1,345,197	1,270,808
Class A5, 3.688% 2/15/61	218,564	206,288
Class ASB, 3.641% 2/15/61	363,484	352,540
Series 2018-BN14 Class A4, 4.231% 9/15/60	1,000,000	956,483
Series 2019-BN19 Class ASB, 3.071% 8/15/61	840,000	793,851
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	327,588
Series 2019-BN23 Class ASB, 2.846% 12/15/52	200,000	187,313
Series 2020-BN26 Class ASB, 2.313% 3/15/63	1,400,000	1,285,462
Series 2021-BN35 Class ASB, 2.067% 6/15/64	700,000	612,679
Series 2023-5YR1 Class A3, 6.26% 4/15/56	1,200,000	1,228,804
Series 2021-BN33 Class XA, 1.1643% 5/15/64 (c)(i)	13,397,138	653,409
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	1,141,756	1,103,520
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	800,000	836,594
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.5063% 9/15/56 (c)	1,817,000	1,912,402
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	600,000	619,378
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	741,247
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	671,657
Series 2021-B28 Class ASB, 1.9804% 8/15/54	1,850,000	1,608,243
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	5,011,465
Series 2021-B27 Class XA, 1.3721% 7/15/54 (c)(i)	2,766,030	157,581
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.671% 3/15/41 (b)(c)(d)	1,699,000	1,686,258
BMO Mortgage Trust sequential payer:
Series 2022-C3 Class ASB, 5.5033% 9/15/54 (c)	700,000	709,534
Series 2023-5C1 Class A3, 6.534% 8/15/56	400,000	414,454
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7008% 6/15/41 (b)(c)(d)	2,329,000	2,312,988
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9704% 6/15/41 (b)(c)(d)	1,150,000	1,142,821
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1701% 6/15/41 (b)(c)(d)	813,000	806,899
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2268% 4/15/37 (b)(c)(d)	8,749,555	8,749,553
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7758% 4/15/37 (b)(c)(d)	2,324,753	2,324,752
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6753% 4/15/34 (b)(c)(d)	1,864,321	1,829,396
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9753% 4/15/34 (b)(c)(d)	1,232,474	1,201,690
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2753% 4/15/34 (b)(c)(d)	1,293,785	1,258,237
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0794% 10/15/26 (b)(c)(d)	1,025,885	1,012,429
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2435% 2/15/36 (b)(c)(d)	300,000	296,156
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1326% 10/15/36 (b)(c)(d)	5,017,787	4,953,718
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3423% 10/15/36 (b)(c)(d)	733,467	721,132
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5421% 10/15/36 (b)(c)(d)	981,551	962,904
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7418% 10/15/36 (b)(c)(d)	952,598	927,381
Class E, CME Term SOFR 1 Month Index + 2.060% 7.391% 10/15/36 (b)(c)(d)	3,312,521	3,229,987
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0958% 5/15/38 (b)(c)(d)	324,428	320,372
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8198% 4/15/37 (b)(c)(d)	3,499,984	3,490,166
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3417% 2/15/39 (b)(c)(d)	4,452,209	4,402,141
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6411% 2/15/39 (b)(c)(d)	1,586,375	1,565,561
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8905% 2/15/39 (b)(c)(d)	1,586,375	1,564,570
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2896% 2/15/39 (b)(c)(d)	1,586,375	1,562,588
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0903% 12/9/40 (b)(c)(d)	2,584,000	2,585,609
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5197% 12/9/40 (b)(c)(d)	571,000	571,890
Class C, CME Term SOFR 1 Month Index + 2.640% 7.969% 12/9/40 (b)(c)(d)	309,000	309,481
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3753% 4/15/34 (b)(c)(d)	2,544,198	2,515,601
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7205% 3/15/41 (b)(c)(d)	9,005,805	8,955,148
Series 2019-OC11 Class XA, 0.8735% 12/9/41 (b)(c)(i)	61,700,000	2,159,068
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(d)	491,494	488,115
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0201% 3/15/41 (b)(c)(d)	1,538,208	1,528,136
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2697% 3/15/41 (b)(c)(d)	2,042,633	2,024,799
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7709% 2/15/39 (b)(c)(d)	3,922,099	3,908,617
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9913% 5/15/41 (b)(c)	5,325,000	5,311,679
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4938% 8/15/39 (b)(c)(d)	2,269,453	2,270,157
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2688% 4/15/37 (b)(c)(d)	1,784,269	1,776,463
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6188% 4/15/37 (b)(c)(d)	402,841	401,456
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1678% 4/15/37 (b)(c)(d)	337,319	336,159
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7707% 4/15/29 (b)(c)(d)	5,976,367	5,980,043
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0204% 4/15/29 (b)(c)(d)	952,841	946,882
Class C, CME Term SOFR 1 Month Index + 1.940% 7.27% 4/15/29 (b)(c)(d)	790,887	786,931
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.696% 12/15/37 (b)(c)(d)	300,000	300,325
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,401,623	4,947,619
Citigroup Commercial Mortgage Trust sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	400,000	382,512
Series 2018-B2 Class A4, 4.009% 3/10/51	500,000	474,390
Series 2020-GC46 Class AAB, 2.614% 2/15/53	700,000	649,358
COMM Mortgage Trust sequential payer Series 2015 LC19 Class A3, 2.922% 2/10/48	1,355,363	1,346,594
COMM Trust sequential payer Series 2017-COR2 Class ASB, 3.317% 9/10/50	448,900	433,970
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	2,174,228	2,079,815
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	986,403	933,003
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	775,000	775,765
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1445% 11/15/38 (b)(c)(d)	6,763,069	6,682,802
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5637% 11/15/38 (b)(c)(d)	898,954	887,754
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5235% 7/15/38 (b)(c)(d)	1,528,726	1,522,993
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8235% 7/15/38 (b)(c)(d)	1,160,161	1,155,465
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1435% 7/15/38 (b)(c)(d)	856,050	853,918
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6935% 7/15/38 (b)(c)(d)	1,723,902	1,722,827
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	321,614	314,005
Series 2016-K054 Class A2, 2.745% 1/25/26	1,736,961	1,675,448
Series 2016-K055 Class A2, 2.673% 3/25/26	3,500,000	3,362,224
Series 2023-K751 Class A2, 4.412% 3/25/30	500,000	490,696
Series 2024-K517 Class A2, 5.355% 1/25/29	4,100,000	4,177,431
Series K058 Class A2, 2.653% 8/25/26	2,700,000	2,571,613
Series K047 Class A2, 3.329% 5/25/25	2,814,231	2,763,313
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3935% 9/15/31 (b)(c)(d)	1,126,211	1,120,978
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3935% 10/15/36 (b)(c)(d)	3,667,747	3,621,900
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5935% 10/15/36 (b)(c)(d)	544,915	532,314
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9935% 10/15/36 (b)(c)(d)	449,243	433,800
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	178,110	173,200
Series 2017-GS6 Class A2, 3.164% 5/10/50	285,776	267,672
Series 2017-GS8 Class AAB, 3.313% 11/10/50	886,332	860,352
Series 2018-GS10:
Class A4, 3.89% 7/10/51	600,000	568,548
Class A5, 4.155% 7/10/51	300,000	282,878
Class AAB, 4.106% 7/10/51	158,343	154,791
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8176% 8/15/39 (b)(c)(d)	6,086,000	6,097,374
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9253% 4/15/37 (b)(c)(d)	1,439,036	1,372,508
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	338,448	330,264
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	1,807,632	1,762,277
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	256,278
Class CFX, 4.9498% 7/5/33 (b)	505,398	404,324
Class DFX, 5.3503% 7/5/33 (b)	715,868	536,909
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6241% 5/15/39 (b)(c)(d)	5,702,564	5,600,987
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1228% 5/15/39 (b)(c)(d)	4,064,838	3,958,162
Class C, CME Term SOFR 1 Month Index + 2.090% 7.422% 5/15/39 (b)(c)(d)	2,311,651	2,243,762
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8708% 5/15/39 (b)(c)(d)	2,054,528	1,953,969
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1435% 3/15/38 (b)(c)(d)	3,052,860	2,997,591
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3235% 3/15/38 (b)(c)(d)	982,134	958,835
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5435% 3/15/38 (b)(c)(d)	617,740	601,543
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8435% 3/15/38 (b)(c)(d)	859,367	834,688
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1935% 3/15/38 (b)(c)(d)	751,109	722,037
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-HR2 Class A3, 3.33% 12/15/50	495,385	463,140
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,757,881	4,535,631
Series 2018-H4 Class A4, 4.31% 12/15/51	4,407,809	4,217,720
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	687,483	648,495
Class C, 3.283% 11/10/36 (b)(c)	659,666	612,360
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	2,402,749	2,201,227
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4179% 10/15/28 (b)(c)(d)	2,099,154	2,122,770
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	1,264,910	1,268,072
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9275% 10/15/36 (b)(c)(d)	5,959,792	5,859,283
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,473,436	1,492,301
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3288% 2/15/39 (b)(c)(d)	1,190,000	1,167,531
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9788% 2/15/39 (b)(c)(d)	619,000	601,492
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.02% 7/15/36 (b)(c)(d)	1,392,068	1,373,812
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1741% 11/15/38 (b)(c)(d)	6,766,211	6,702,813
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5231% 11/15/38 (b)(c)(d)	2,984,257	2,939,518
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7723% 11/15/38 (b)(c)(d)	1,556,296	1,532,965
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0215% 11/15/38 (b)(c)(d)	1,022,864	1,007,529
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	280,417
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,269,943	2,621,613
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	204,754
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6435% 5/15/31 (b)(c)(d)	2,496,000	2,432,302
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,873,129
Series 2016-LC25 Class A3, 3.374% 12/15/59	1,260,731	1,209,639
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	500,000	464,587
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $250,096,782)		244,185,515

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	1,788,000	1,608,641
4.5% 4/22/60 (b)	1,363,000	1,104,882
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,473,815)		2,713,523

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (c)(d)	1,567,000	1,565,024
KeyBank NA 6.95% 2/1/28	800,000	821,835
Regions Bank 6.45% 6/26/37	4,383,000	4,468,973
TOTAL BANK NOTES (Cost $8,446,062)		6,855,832

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (j) (Cost $77,719,180)	844,431	72,874,434

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (k) (Cost $58,432,453)	58,421,128	58,432,813

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	7,000,000	269,094
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	3,700,000	136,306
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	2,500,000	103,043
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	2,800,000	145,875
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	2,400,000	74,782
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	11,900,000	351,144
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.92625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	5,200,000	201,068

TOTAL PUT OPTIONS			1,281,312
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	7,000,000	304,107
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	3,700,000	170,396
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	2,500,000	98,848
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	2,800,000	33,223
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	2,400,000	81,848
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	11,900,000	325,801
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.92625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	5,200,000	224,357

TOTAL CALL OPTIONS			1,238,580
TOTAL PURCHASED SWAPTIONS (Cost $2,718,366)			2,519,892

TOTAL INVESTMENT IN SECURITIES - 114.4% (Cost $5,227,039,702)	4,821,589,952
NET OTHER ASSETS (LIABILITIES) - (14.4)%	(605,623,095)
NET ASSETS - 100.0%	4,215,966,857

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/54	(3,650,000)	(2,955,543)
2% 7/1/54	(21,750,000)	(17,611,762)
2% 7/1/54	(850,000)	(688,276)
3% 7/1/54	(15,650,000)	(13,646,589)
3% 7/1/54	(2,600,000)	(2,267,165)
3% 7/1/54	(5,375,000)	(4,686,927)
3.5% 7/1/54	(14,375,000)	(12,920,000)
4% 7/1/54	(5,200,000)	(4,805,505)
5% 7/1/54	(5,300,000)	(5,160,306)
5% 7/1/54	(5,300,000)	(5,160,306)
5.5% 7/1/54	(4,000,000)	(3,968,599)
5.5% 7/1/54	(4,000,000)	(3,968,599)
5.5% 7/1/54	(2,850,000)	(2,827,627)
6% 7/1/54	(6,100,000)	(6,126,212)
6% 7/1/54	(4,600,000)	(4,619,767)
6% 7/1/54	(2,450,000)	(2,460,528)

TOTAL GINNIE MAE		(93,873,711)

Uniform Mortgage Backed Securities
2% 7/1/39	(1,800,000)	(1,582,171)
2% 7/1/54	(1,500,000)	(1,173,164)
2% 7/1/54	(1,500,000)	(1,173,164)
2% 7/1/54	(1,800,000)	(1,407,797)
2% 7/1/54	(1,800,000)	(1,407,797)
2% 7/1/54	(67,900,000)	(53,105,228)
2% 7/1/54	(3,000,000)	(2,346,328)
2% 7/1/54	(6,000,000)	(4,692,656)
2% 7/1/54	(6,000,000)	(4,692,656)
2% 7/1/54	(1,800,000)	(1,407,797)
2% 7/1/54	(3,000,000)	(2,346,328)
2% 7/1/54	(17,100,000)	(13,374,071)
2% 7/1/54	(5,900,000)	(4,614,445)
2% 7/1/54	(5,925,000)	(4,633,998)
2% 7/1/54	(3,000,000)	(2,346,328)
2% 7/1/54	(5,600,000)	(4,379,813)
2% 7/1/54	(12,900,000)	(10,089,211)
2% 7/1/54	(7,375,000)	(5,768,057)
2% 7/1/54	(2,200,000)	(1,720,641)
2.5% 7/1/54	(26,100,000)	(21,316,361)
2.5% 7/1/54	(4,000,000)	(3,266,875)
2.5% 7/1/54	(3,200,000)	(2,613,500)
2.5% 7/1/54	(400,000)	(326,688)
2.5% 7/1/54	(400,000)	(326,688)
2.5% 7/1/54	(3,800,000)	(3,103,531)
2.5% 7/1/54	(1,700,000)	(1,388,422)
2.5% 7/1/54	(800,000)	(653,375)
2.5% 7/1/54	(2,900,000)	(2,368,485)
2.5% 7/1/54	(1,500,000)	(1,225,078)
2.5% 7/1/54	(2,225,000)	(1,817,199)
2.5% 7/1/54	(975,000)	(796,301)
2.5% 7/1/54	(800,000)	(653,375)
2.5% 7/1/54	(950,000)	(775,883)
2.5% 7/1/54	(500,000)	(408,359)
3% 7/1/54	(8,900,000)	(7,573,348)
3% 7/1/54	(1,600,000)	(1,361,501)
3% 7/1/54	(2,100,000)	(1,786,970)
3% 7/1/54	(4,750,000)	(4,041,956)
3% 7/1/54	(3,000,000)	(2,552,814)
3.5% 7/1/54	(3,600,000)	(3,186,279)
3.5% 7/1/54	(700,000)	(619,554)
3.5% 7/1/54	(1,500,000)	(1,327,616)
3.5% 7/1/54	(800,000)	(708,062)
3.5% 7/1/54	(700,000)	(619,554)
3.5% 7/1/54	(1,700,000)	(1,504,632)
3.5% 8/1/54	(1,075,000)	(951,626)
4% 7/1/54	(1,150,000)	(1,052,070)
4% 7/1/54	(1,150,000)	(1,052,070)
5.5% 7/1/54	(3,100,000)	(3,057,496)
5.5% 7/1/54	(3,300,000)	(3,254,754)
6% 7/1/54	(1,500,000)	(1,504,220)
6% 7/1/54	(2,500,000)	(2,507,033)
6% 7/1/54	(19,300,000)	(19,354,293)
6.5% 7/1/54	(1,000,000)	(1,017,734)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(222,335,352)

TOTAL TBA SALE COMMITMENTS (Proceeds $318,228,082)		(316,209,063)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Sep 2024	376,031	2,435	2,435

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	245	Sep 2024	26,946,172	(95,733)	(95,733)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	85	Sep 2024	17,358,594	(15,334)	(15,334)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	37	Sep 2024	3,943,391	(17,118)	(17,118)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	92	Sep 2024	10,884,750	(82,116)	(82,116)

TOTAL SOLD					(210,301)

TOTAL FUTURES CONTRACTS					(207,866)
The notional amount of futures purchased as a percentage of Net Assets is 0.0%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $69,457,721.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	530,000	4,560	(4,743)	(183)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	9,550	(11,900)	(2,350)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	18,497	(34,328)	(15,831)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	490,000	85,848	(128,698)	(42,850)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	230,000	40,296	(53,008)	(12,712)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	340,000	59,568	(75,764)	(16,196)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	500,000	87,600	(137,233)	(49,633)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	22,776	(39,287)	(16,511)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	530,000	92,856	(133,837)	(40,981)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	43,800	(66,840)	(23,040)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	250,000	43,800	(71,673)	(27,873)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	460,000	80,592	(114,102)	(33,510)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	21,024	(28,334)	(7,310)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	210,000	36,792	(48,254)	(11,462)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	52,560	(50,465)	2,095
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	27,917	(32,516)	(4,599)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	600,000	83,751	(79,413)	4,338
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	41,875	(41,998)	(123)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	55,834	(57,395)	(1,561)

TOTAL BUY PROTECTION							909,496	(1,209,788)	(300,292)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	(5,420)	14,253	8,833
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	(27,186)	73,521	46,335
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,900,000	(30,920)	26,005	(4,915)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,000,000	(16,274)	15,321	(953)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,900,000	(68,660)	61,313	(7,347)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	1,400,000	(28,687)	28,102	(585)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	4,200,000	(86,060)	84,918	(1,142)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	1,300,000	(33,552)	32,622	(930)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	4,200,000	(108,397)	106,067	(2,330)

TOTAL SELL PROTECTION							(405,156)	442,122	36,966
TOTAL CREDIT DEFAULT SWAPS							504,340	(767,666)	(263,326)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	38,650,000	71,918	0	71,918
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	8,630,000	24,592	0	24,592
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	8,893,000	55,359	0	55,359
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	31,950,000	290,039	0	290,039
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	6,388,000	(79,915)	0	(79,915)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	6,425,000	135,003	0	135,003
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	504,000	(14,945)	0	(14,945)
TOTAL INTEREST RATE SWAPS							482,051	0	482,051

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $17,846,667.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $672,617,044 or 16.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,093,421.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,565,901.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	75,335,255	505,451,512	522,354,579	2,448,314	625	-	58,432,813	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	-	142,348,829	142,348,829	8,448	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	71,071,422	2,008,051	-	2,008,223	-	(205,039)	72,874,434	31.2%
Total	146,406,677	649,808,392	664,703,408	4,464,985	625	(205,039)	131,307,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	1,060,369,478	-	1,060,369,478	-

U.S. Government and Government Agency Obligations	1,794,543,339	-	1,794,543,339	-

U.S. Government Agency - Mortgage Securities	1,169,434,660	-	1,169,434,660	-

Asset-Backed Securities	346,925,839	-	346,925,839	-

Collateralized Mortgage Obligations	62,734,627	-	62,734,627	-

Commercial Mortgage Securities	244,185,515	-	244,185,515	-

Foreign Government and Government Agency Obligations	2,713,523	-	2,713,523	-

Bank Notes	6,855,832	-	6,855,832	-

Fixed-Income Funds	72,874,434	72,874,434	-	-

Money Market Funds	58,432,813	58,432,813	-	-

Purchased Swaptions	2,519,892	-	2,519,892	-
Total Investments in Securities:	4,821,589,952	131,307,247	4,690,282,705	-
Derivative Instruments: Assets
Futures Contracts	2,435	2,435	-	-
Swaps	1,486,407	-	1,486,407	-
Total Assets	1,488,842	2,435	1,486,407	-
Liabilities
Futures Contracts	(210,301)	(210,301)	-	-
Swaps	(500,016)	-	(500,016)	-
Total Liabilities	(710,317)	(210,301)	(500,016)	-
Total Derivative Instruments:	778,525	(207,866)	986,391	-
Other Financial Instruments:
TBA Sale Commitments	(316,209,063)	-	(316,209,063)	-
Total Other Financial Instruments:	(316,209,063)	-	(316,209,063)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	909,496	(405,156)
Total Credit Risk	909,496	(405,156)
Interest Rate Risk
Futures Contracts (b)	2,435	(210,301)
Purchased Swaptions (c)	2,519,892	0
Swaps (d)	576,911	(94,860)
Total Interest Rate Risk	3,099,238	(305,161)
Total Value of Derivatives	4,008,734	(710,317)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,090,888,069)	$4,690,282,705
Fidelity Central Funds (cost $136,151,633)	131,307,247

Total Investment in Securities (cost $5,227,039,702)		$4,821,589,952
Cash		1,112,947
Receivable for investments sold		3,189,180
Receivable for TBA sale commitments		318,228,082
Receivable for swaps		61,313
Receivable for fund shares sold		1,700,228
Interest receivable		37,480,443
Distributions receivable from Fidelity Central Funds		257,385
Receivable for daily variation margin on futures contracts		133,153
Receivable for daily variation margin on centrally cleared swaps		152,125
Bi-lateral OTC swaps, at value		909,496
Total assets		5,184,814,304
Liabilities
Payable for investments purchased
Regular delivery	$23,595,883
Delayed delivery	625,386,004
TBA sale commitments, at value	316,209,063
Payable for fund shares redeemed	1,301,284
Bi-lateral OTC swaps, at value	405,156
Accrued management fee	1,324,158
Distribution and service plan fees payable	502,924
Other payables and accrued expenses	122,975
Total liabilities		968,847,447
Net Assets		$4,215,966,857
Net Assets consist of:
Paid in capital		$4,795,617,794
Total accumulated earnings (loss)		(579,650,937)
Net Assets		$4,215,966,857

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($578,871,441 ÷ 52,197,307 shares)		$11.09
Service Class :
Net Asset Value, offering price and redemption price per share ($805,504,573 ÷ 73,753,585 shares)		$10.92
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,092,808,978 ÷ 195,120,876 shares)		$10.73
Investor Class :
Net Asset Value, offering price and redemption price per share ($738,781,865 ÷ 66,982,762 shares)		$11.03
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$78,197,079
Income from Fidelity Central Funds (including $8,448 from security lending)		4,464,985
Total income		82,662,064
Expenses
Management fee	$7,160,512
Transfer agent fees	495,652
Distribution and service plan fees	2,918,416
Accounting fees	190,528
Custodian fees and expenses	74,336
Independent trustees' fees and expenses	5,445
Registration fees	36,293
Audit	23,384
Legal	3,049
Miscellaneous	145,037
Total expenses before reductions	11,052,652
Expense reductions	(96,617)
Total expenses after reductions		10,956,035
Net Investment income (loss)		71,706,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,852,804)
Fidelity Central Funds	625
Futures contracts	(690,800)
Swaps	1,025,356
Written options	25,125
Total net realized gain (loss)		(20,492,498)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(64,850,698)
Fidelity Central Funds	(205,039)
Futures contracts	705,913
Swaps	1,575,912
Written options	(4,065)
TBA Sale commitments	3,718,012
Total change in net unrealized appreciation (depreciation)		(59,059,965)
Net gain (loss)		(79,552,463)
Net increase (decrease) in net assets resulting from operations		$(7,846,434)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,706,029	$122,023,322
Net realized gain (loss)	(20,492,498)	(130,976,357)
Change in net unrealized appreciation (depreciation)	(59,059,965)	234,939,061
Net increase (decrease) in net assets resulting from operations	(7,846,434)	225,986,026
Distributions to shareholders	(22,730,993)	(99,999,165)

Share transactions - net increase (decrease)	173,532,830	271,659,229
Total increase (decrease) in net assets	142,955,403	397,646,090

Net Assets
Beginning of period	4,073,011,454	3,675,365,364
End of period	$4,215,966,857	$4,073,011,454

Financial Highlights
VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.17	$10.80	$13.35	$14.09	$13.17	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.201	.364	.245	.228	.328	.382
Net realized and unrealized gain (loss)	(.217)	.296	(1.903)	(.313)	.903	.806
Total from investment operations	(.016)	.660	(1.658)	(.085)	1.231	1.188
Distributions from net investment income	(.064)	(.290)	(.264)	(.282)	(.306)	(.358)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)	-
Total distributions	(.064)	(.290)	(.892)	(.655)	(.311)	(.358)
Net asset value, end of period	$11.09	$11.17	$10.80	$13.35	$14.09	$13.17
Total Return C,D,E	(.13) %	6.20%	(12.96)%	(.61)%	9.39%	9.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H	.41%	.40%	.39%	.39%	.40%
Expenses net of fee waivers, if any	.39 % H	.40%	.40%	.39%	.39%	.40%
Expenses net of all reductions	.39% H	.40%	.40%	.39%	.39%	.40%
Net investment income (loss)	3.67% H	3.31%	2.08%	1.66%	2.38%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$578,871	$569,512	$533,204	$1,347,145	$1,322,750	$1,146,767
Portfolio turnover rate I	217 % H	188%	183% J	125%	11%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$10.65	$13.18	$13.93	$13.02	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.192	.347	.226	.212	.310	.364
Net realized and unrealized gain (loss)	(.220)	.295	(1.870)	(.322)	.899	.800
Total from investment operations	(.028)	.642	(1.644)	(.110)	1.209	1.164
Distributions from net investment income	(.062)	(.282)	(.258)	(.267)	(.294)	(.344)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)	-
Total distributions	(.062)	(.282)	(.886)	(.640)	(.299)	(.344)
Net asset value, end of period	$10.92	$11.01	$10.65	$13.18	$13.93	$13.02
Total Return C,D,E	(.25) %	6.12%	(13.03)%	(.79)%	9.33%	9.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.51%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49 % H	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.49% H	.50%	.50%	.49%	.49%	.50%
Net investment income (loss)	3.56% H	3.21%	1.98%	1.56%	2.28%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$805,505	$765,619	$669,290	$732,762	$692,787	$582,182
Portfolio turnover rate I	217 % H	188%	183% J	125%	11%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$10.47	$12.98	$13.72	$12.83	$12.03
Income from Investment Operations
Net investment income (loss) A,B	.181	.325	.206	.188	.285	.340
Net realized and unrealized gain (loss)	(.212)	.294	(1.848)	(.310)	.885	.787
Total from investment operations	(.031)	.619	(1.642)	(.122)	1.170	1.127
Distributions from net investment income	(.059)	(.269)	(.240)	(.245)	(.275)	(.327)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)	-
Total distributions	(.059)	(.269)	(.868)	(.618)	(.280)	(.327)
Net asset value, end of period	$10.73	$10.82	$10.47	$12.98	$13.72	$12.83
Total Return C,D,E	(.28) %	6.00%	(13.21)%	(.90)%	9.16%	9.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.66%	.65%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.64 % H	.65%	.65%	.64%	.64%	.65%
Expenses net of all reductions	.64% H	.65%	.65%	.64%	.64%	.65%
Net investment income (loss)	3.41% H	3.06%	1.83%	1.41%	2.13%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,092,809	$1,999,157	$1,747,984	$2,135,986	$1,935,645	$1,698,902
Portfolio turnover rate I	217 % H	188%	183% J	125%	11%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$10.75	$13.29	$14.03	$13.12	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.197	.358	.238	.223	.322	.376
Net realized and unrealized gain (loss)	(.214)	.289	(1.888)	(.313)	.896	.808
Total from investment operations	(.017)	.647	(1.650)	(.090)	1.218	1.184
Distributions from net investment income	(.063)	(.287)	(.262)	(.277)	(.303)	(.354)
Distributions from net realized gain	-	-	(.628)	(.373)	(.005)	-
Total distributions	(.063)	(.287)	(.890)	(.650)	(.308)	(.354)
Net asset value, end of period	$11.03	$11.11	$10.75	$13.29	$14.03	$13.12
Total Return C,D,E	(.14) %	6.11%	(12.96)%	(.64)%	9.33%	9.67%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.43%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.42 % H	.44%	.43%	.42%	.43%	.43%
Expenses net of all reductions	.42% H	.44%	.43%	.42%	.43%	.43%
Net investment income (loss)	3.63% H	3.27%	2.05%	1.63%	2.34%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$738,782	$738,723	$724,888	$1,354,894	$1,438,829	$1,157,666
Portfolio turnover rate I	217 % H	188%	183% J	125%	11%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,803,283
Gross unrealized depreciation	(417,629,352)
Net unrealized appreciation (depreciation)	$(403,826,069)
Tax cost	$5,227,445,899

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(115,059,370)
Long-term	(109,446,528)
Total capital loss carryforward	$(224,505,898)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	(4,909)	(117,790)
Total Credit Risk	(4,909)	(117,790)
Interest Rate Risk
Futures Contracts	(690,800)	705,913
Purchased Options	(12,697)	(180,194)
Written Options	25,125	(4,065)
Swaps	1,030,265	1,693,702
Total Interest Rate Risk	351,893	2,215,356
Totals	346,984	2,097,566

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	2,745,290,335	2,777,611,942
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.37
Service Class	.37
Service Class 2.37
Investor Class	.41

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .30%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$381,761
Service Class 2	2,536,655
$2,918,416

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	63,499.0680
Service Class	84,498.0680
Service Class 2	224,480.0680
Investor Class	123,175.1020
	495,652

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.0285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Investment Grade Bond Portfolio	3,735
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Investment Grade Bond Portfolio	918	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,438.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $95,179.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$3,282,120	$14,499,097
Service Class	4,249,165	18,667,844
Service Class 2	11,028,299	48,369,306
Investor Class	4,171,409	18,462,918
Total	$22,730,993	$99,999,165
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	6,107,044	7,882,154	$67,220,743	$86,980,935
Reinvestment of distributions	300,560	1,342,509	3,282,120	14,499,097
Shares redeemed	(5,176,794)	(7,611,227)	(57,011,779)	(83,522,769)
Net increase (decrease)	1,230,810	1,613,436	$13,491,084	$17,957,263
Service Class
Shares sold	10,863,813	18,583,199	$117,530,161	$201,692,921
Reinvestment of distributions	394,904	1,754,497	4,249,165	18,667,844
Shares redeemed	(7,050,855)	(13,630,347)	(76,511,201)	(147,970,863)
Net increase (decrease)	4,207,862	6,707,349	$45,268,125	$72,389,902
Service Class 2
Shares sold	18,698,121	29,566,892	$198,657,404	$316,900,413
Reinvestment of distributions	1,043,358	4,624,217	11,028,299	48,369,306
Shares redeemed	(9,428,666)	(16,273,521)	(100,383,981)	(173,410,540)
Net increase (decrease)	10,312,813	17,917,588	$109,301,722	$191,859,179
Investor Class
Shares sold	3,273,421	5,031,435	$35,644,110	$55,201,298
Reinvestment of distributions	384,108	1,719,080	4,171,409	18,462,918
Shares redeemed	(3,139,548)	(7,727,669)	(34,343,620)	(84,211,331)
Net increase (decrease)	517,981	(977,154)	$5,471,899	$(10,547,115)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	20%	1	42%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Investment Grade Bond Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705629.126
VIPIGB-SANN-0824
Fidelity® Variable Insurance Products:

VIP Government Money Market Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Government Money Market Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Debt - 26.6%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Notes
7/15/24	5.33 to 5.33	79,230,000	79,176,773

U.S. Treasury Obligations - 25.7%
U.S. Treasury Bills
7/2/24 to 12/5/24	5.11 to 5.34	2,087,600,000	2,068,506,902
U.S. Treasury Notes
7/31/24 to 5/15/25 (c)	4.88 to 5.45	146,000,000	144,331,533
TOTAL U.S. TREASURY OBLIGATIONS			2,212,838,435
TOTAL U.S. TREASURY DEBT (Cost $2,292,015,208)			2,292,015,208

U.S. Government Agency Debt - 22.4%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 22.4%
Fannie Mae
6/18/26 (c)(d)	5.44	14,000,000	14,000,000
Federal Farm Credit Bank
5/5/26 (c)(d)	0.00	3,000,000	2,999,736
7/18/24 to 6/24/26 (c)	5.02 to 5.54	331,542,000	331,551,702
Federal Home Loan Bank
7/10/24 to 6/26/26 (c)	4.79 to 5.53	1,586,720,000	1,585,285,341

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $1,933,836,779)			1,933,836,779

U.S. Government Agency Repurchase Agreement - 17.5%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.33% dated 6/28/24 due 7/1/24 (Collateralized by U.S. Government Obligations) #	635,555,041	635,273,000
With:
ABN AMRO Bank NV at 5.34%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Government Obligations valued at $13,265,934, 1.38% - 6.00%, 3/31/26 - 2/1/54)	13,005,785	13,000,000
Bank of America NA at 5.39%, dated 5/6/24 due 9/3/24 (Collateralized by U.S. Government Obligations valued at $5,142,761, 3.50%, 10/1/46)	5,089,833	5,000,000
BMO Capital Markets Corp. at 5.34%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Government Obligations valued at $2,061,850, 1.90% - 6.43%, 10/25/31 - 2/20/54)	2,002,077	2,000,000
BMO Harris Bank NA at 5.34%, dated:
6/3/24 due 7/5/24 ((Collateralized by U.S. Government Obligations valued at $6,145,419, 4.00% - 5.00%, 5/20/41 - 7/20/51)	6,056,070	6,000,000
6/13/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $4,090,894, 3.50% - 4.00%, 11/20/41 - 9/20/46)	4,020,173	4,000,000
6/20/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $9,285,126, 6.33%, 12/20/52)	9,042,720	9,000,000
6/25/24 due 7/2/24 (Collateralized by U.S. Government Obligations valued at $9,278,251, 6.33%, 12/20/52)	9,009,345	9,000,000
BNP Paribas, SA at 5.35%, dated:
6/25/24 due 7/2/24 (Collateralized by U.S. Government Obligations valued at $21,478,474, 0.00% - 6.50%, 4/30/25 - 5/1/54)	21,021,846	21,000,000
6/26/24 due 7/3/24 (Collateralized by U.S. Government Obligations valued at $9,221,259, 0.00% - 7.50%, 4/30/25 - 6/1/54)	9,009,363	9,000,000
BNY Mellon Capital Markets Corp. at 5.35%, dated 6/13/24 due 8/1/24 (Collateralized by U.S. Government Obligations valued at $15,340,945, 0.00% - 7.00%, 7/18/24 - 6/1/54)	15,109,229	15,000,000
BofA Securities, Inc. at:
5.35%, dated 4/2/24 due 7/2/24 (Collateralized by U.S. Government Obligations valued at $38,244,774, 2.50% - 4.50%, 12/1/36 - 7/1/52)	37,500,374	37,000,000
5.39%, dated:
4/18/24 due 7/18/24 (Collateralized by U.S. Government Obligations valued at $16,500,070, 3.50% - 6.00%, 9/20/43 - 7/1/54) (c)(d)(e)	16,217,996	16,000,000
4/25/24 due 7/25/24 (Collateralized by U.S. Government Obligations valued at $5,150,961, 4.50%, 11/1/52) (c)(d)(e)	5,068,124	5,000,000
4/26/24 due 7/26/24 (Collateralized by U.S. Government Obligations valued at $5,150,202, 3.50% - 6.50%, 12/15/25 - 6/1/54) (c)(d)(e)	5,068,124	5,000,000
4/30/24 due 7/30/24 (Collateralized by U.S. Government Obligations valued at $21,618,082, 0.00% - 6.00%, 6/1/26 - 11/1/52) (c)(d)(e)	21,286,119	21,000,000
5/2/24 due 8/2/24 (Collateralized by U.S. Government Obligations valued at $13,378,660, 2.00% - 7.00%, 3/1/32 - 4/20/54) (c)(d)(e)	13,179,068	13,000,000
5.4%, dated:
6/4/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $3,072,360, 1.50% - 7.32%, 9/1/27 - 4/1/53) (c)(d)(e)	3,041,400	3,000,000
6/6/24 due 9/6/24 (Collateralized by U.S. Government Obligations valued at $11,261,951, 1.50% - 6.00%, 9/15/25 - 6/20/64) (c)(d)(e)	11,151,800	11,000,000
CIBC Bank U.S.A. at:
5.34%, dated:
6/13/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $12,272,781, 2.00% - 6.50%, 2/28/26 - 4/1/54)	12,056,960	12,000,000
6/20/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $7,151,641, 2.00% - 7.00%, 4/30/31 - 6/1/54)	7,033,196	7,000,000
5.38%, dated 6/20/24 due 7/22/24 (Collateralized by U.S. Government Obligations valued at $1,021,677, 2.00% - 7.00%, 10/1/29 - 5/1/54)	1,004,782	1,000,000
Citibank NA at 5.35%, dated 6/27/24 due 7/3/24 (Collateralized by U.S. Government Obligations valued at $13,267,883, 0.00% - 7.13%, 1/15/25 - 12/15/65)	13,011,592	13,000,000
Citigroup Global Capital Markets, Inc. at:
5.34%, dated 6/5/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $12,287,281, 4.88% - 7.00%, 10/31/28 - 4/20/53)	12,058,740	12,000,000
5.35%, dated 6/27/24 due 7/3/24 (Collateralized by U.S. Government Obligations valued at $19,391,551, 3.00% - 4.88%, 10/31/28 - 5/20/52)	19,016,942	19,000,000
5.38%, dated:
6/4/24 due 8/5/24 (Collateralized by U.S. Government Obligations valued at $27,651,183, 4.88% - 7.50%, 10/31/28 - 4/20/53)	27,250,170	27,000,000
6/11/24 due 8/12/24 (Collateralized by U.S. Government Obligations valued at $21,484,108, 4.88% - 7.50%, 10/31/28 - 4/20/53)	21,194,577	21,000,000
6/21/24 due 8/22/24 (Collateralized by U.S. Treasury Obligations valued at $30,645,750, 4.25%, 3/15/27)	30,277,967	30,000,000
Ficc Mississippi Gc Repo (GOV) at 5.33%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Government Obligations valued at $9,184,078, 2.00% - 6.00%, 9/1/26 - 10/1/39)	9,003,998	9,000,000
FICC State Street GC (Gov. Repo) at 5.35%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Government Obligations valued at $26,735,824, 2.00% - 7.00%, 11/1/33 - 6/1/54)	26,011,592	26,000,000
Goldman Sachs & Co. at:
5.33%, dated:
6/24/24 due 7/1/24 (Collateralized by U.S. Government Obligations valued at $43,905,457, 2.00% - 7.50%, 7/1/29 - 12/1/53)	43,044,565	43,000,000
6/27/24 due 7/3/24 (Collateralized by U.S. Government Obligations valued at $65,318,661, 2.00% - 6.50%, 9/1/27 - 10/1/53)	64,056,853	64,000,000
6/28/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $52,043,106, 3.50% - 6.50%, 8/1/38 - 3/20/54)	51,052,856	51,000,000
5.34%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Government Obligations valued at $61,254,469, 2.00% - 6.50%, 9/15/25 - 12/15/63)	60,062,300	60,000,000
ING Financial Markets LLC at 5.37%, dated:
6/13/24 due 8/1/24 (Collateralized by U.S. Government Obligations valued at $19,432,036, 3.50% - 4.50%, 12/20/51 - 7/20/52)	19,138,874	19,000,000
6/14/24 due 8/2/24 (Collateralized by U.S. Government Obligations valued at $8,180,693, 4.50%, 7/20/52)	8,058,473	8,000,000
6/17/24 due 8/5/24 (Collateralized by U.S. Government Obligations valued at $5,110,651, 4.50%, 7/20/52)	5,036,546	5,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.38%, dated 6/13/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $35,796,034, 2.50% - 5.00%, 12/1/25 - 5/1/53)	35,434,136	35,000,000
MUFG Securities (Canada), Ltd. at 5.38%, dated 6/13/24 due 9/4/24 (Collateralized by U.S. Government Obligations valued at $8,182,042, 0.13% - 6.50%, 8/26/24 - 6/1/54)	8,099,231	8,000,000
RBC Dominion Securities at 5.35%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $9,212,842, 0.00% - 7.00%, 2/28/26 - 5/20/54)	9,009,363	9,000,000
RBC Financial Group at 5.34%, dated:
5/31/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $41,017,424, 0.00% - 6.63%, 7/2/24 - 7/25/54)	40,361,933	40,000,000
6/13/24 due 7/5/24 (Collateralized by U.S. Government Obligations valued at $42,171,451, 0.88% - 7.50%, 6/30/25 - 6/1/54)	41,291,920	41,000,000
SMBC Nikko Securities America, Inc. at 5.33%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Government Obligations valued at $9,184,083, 2.50% - 6.50%, 8/15/27 - 7/1/54)	9,003,998	9,000,000
TD Securities (U.S.A.) at 5.33%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Government Obligations valued at $17,347,702, 5.50%, 4/20/53)	17,007,551	17,000,000
Wells Fargo Securities, LLC at:
5.38%, dated 5/21/24 due 8/19/24 (Collateralized by U.S. Government Obligations valued at $21,551,245, 3.00% - 5.00%, 4/1/38 - 6/1/57)	21,282,450	21,000,000
5.39%, dated:
5/28/24 due 8/26/24 (Collateralized by U.S. Government Obligations valued at $11,277,116, 6.50%, 6/1/54)	11,148,225	11,000,000
6/11/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $11,253,598, 5.00%, 5/1/39)	11,164,694	11,000,000
6/12/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $11,251,918, 5.00% - 6.50%, 11/1/52 - 9/1/53)	11,163,048	11,000,000
6/13/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $11,250,238, 5.50%, 6/1/54)	11,161,401	11,000,000
6/21/24 due 9/19/24 (Collateralized by U.S. Government Obligations valued at $17,365,962, 2.50% - 6.50%, 8/1/38 - 5/1/54)	17,229,075	17,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,507,273,000)		1,507,273,000

U.S. Treasury Repurchase Agreement - 33.3%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $12,235,296, 0.38% - 4.50%, 8/15/25 - 5/31/29)	12,005,320	12,000,000
Barclays Bank PLC at:
5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $19,388,625, 4.75%, 11/15/43)	19,008,423	19,000,000
5.33%, dated 6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $26,590,693, 4.75%, 11/15/43)	26,188,623	26,000,000
BMO Capital Markets Corp. at 5.33%, dated 6/27/24 due 7/3/24 (Collateralized by U.S. Treasury Obligations valued at $4,082,766, 0.00% - 5.00%, 8/27/24 - 11/15/53)	4,003,553	4,000,000
BMO Harris Bank NA at 5.33%, dated 6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $4,090,934, 2.88%, 5/15/32)	4,020,136	4,000,000
BNP Paribas, SA at:
5.33%, dated 6/24/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $27,568,561, 1.88% - 5.47%, 7/31/24 - 11/15/49)	27,027,983	27,000,000
5.34%, dated:
6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $55,150,030, 0.63% - 5.47%, 7/31/24 - 2/15/53)	54,056,070	54,000,000
6/28/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $23,470,455, 0.75% - 4.75%, 4/30/26 - 5/15/50)	23,023,882	23,000,000
5.37%, dated:
6/14/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $124,900,540, 0.00% - 7.50%, 7/11/24 - 5/15/54) (c)(d)(e)	123,710,644	122,000,000
6/17/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $19,420,581, 0.50% - 7.63%, 7/31/24 - 5/15/53) (c)(d)(e)	19,260,743	19,000,000
5.39%, dated 5/3/24 due 9/3/24 (Collateralized by U.S. Treasury Obligations valued at $5,144,885, 1.88% - 5.48%, 7/31/24 - 2/15/49) (c)(d)(e)	5,092,079	5,000,000
BofA Securities, Inc. at:
5.32%, dated 4/1/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $3,101,162, 0.88% - 1.13%, 6/30/26 - 2/29/28)	3,040,343	3,000,000
5.33%, dated 4/2/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $6,201,557, 2.50% - 6.38%, 1/31/25 - 10/31/28)	6,080,838	6,000,000
5.37%, dated 4/25/24 due 7/25/24 (Collateralized by U.S. Treasury Obligations valued at $9,271,415, 4.38%, 12/15/26) (c)(d)(e)	9,122,168	9,000,000
CIBC Bank U.S.A. at:
5.32%, dated:
6/3/24 due 7/3/24 (Collateralized by U.S. Treasury Obligations valued at $7,171,157, 0.38% - 5.00%, 7/31/24 - 8/15/53)	7,031,033	7,000,000
6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,040,995, 1.25% - 4.13%, 2/28/25 - 8/15/53)	2,000,887	2,000,000
5.33%, dated:
6/6/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $5,119,247, 1.13% - 4.38%, 11/15/27 - 8/15/53)	5,023,689	5,000,000
6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $6,136,314, 1.13% - 4.38%, 12/15/26 - 8/15/33)	6,043,528	6,000,000
Credit AG at 5.32%, dated 6/14/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $7,157,960, 4.25%, 12/31/25)	7,032,068	7,000,000
Federal Reserve Bank of New York at 5.3%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,297,572,910, 1.63% - 2.75%, 5/15/25 - 5/15/31)	1,297,572,842	1,297,000,000
FICC ACAFB Repo Program at 5.33%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $74,663,942, 4.63%, 6/15/27)	73,032,424	73,000,000
Ficc Citi Gc Repo (GOV) at 5.33%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $8,163,642, 0.00% - 6.75%, 7/2/24 - 11/15/49)	8,003,553	8,000,000
Ficc Nomura Gc Repo (GOV) at 5.33%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $70,411,340, 0.00% - 4.38%, 7/31/24 - 12/15/26)	69,030,648	69,000,000
Fixed Income Clearing Corp. - BNP at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $82,656,628, 0.50% - 5.55%, 7/31/24 - 5/15/54)	81,035,910	81,000,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $292,740,056, 1.13% - 4.38%, 1/15/26 - 8/15/33)	287,127,237	287,000,000
Fixed Income Clearing Corp. - SSB at:
5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $212,184,822, 4.63%, 6/15/27)	208,092,213	208,000,000
5.35%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $39,799,002, 3.88%, 8/15/33)	39,017,388	39,000,000
Goldman Sachs & Co. at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $13,265,887, 2.25%, 2/15/27)	13,005,763	13,000,000
HSBC Securities, Inc. at 5.35%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $15,313,651, 0.00% - 2.50%, 7/25/24 - 3/31/27)	15,015,604	15,000,000
ING Financial Markets LLC at:
5.33%, dated 6/28/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $2,060,728, 0.00% - 4.50%, 10/3/24 - 8/15/51)	2,002,073	2,000,000
5.35%, dated:
6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $3,062,735, 0.00% - 5.25%, 10/3/24 - 11/15/49)	3,003,121	3,000,000
6/27/24 due 7/3/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,612, 0.00% - 4.50%, 9/12/24 - 11/15/52)	1,000,892	1,000,000
J.P. Morgan Securities, LLC at 5.36%, dated 6/28/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $135,720,613, 0.88% - 4.63%, 10/31/24 - 11/15/30) (c)(d)(e)	133,613,869	133,000,000
Lloyds Bank Corp. Markets PLC at 5.34%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $10,210,367, 3.88% - 4.63%, 9/15/26 - 12/31/27)	10,010,383	10,000,000
Lloyds Bank PLC at 5.39%, dated:
5/20/24 due 8/20/24 (Collateralized by U.S. Treasury Obligations valued at $3,110,849, 2.25% - 4.13%, 2/15/27 - 7/31/28)	3,041,323	3,000,000
5/28/24 due 8/28/24 (Collateralized by U.S. Treasury Obligations valued at $6,160,745, 3.50%, 2/15/33)	6,082,647	6,000,000
6/20/24 due 9/20/24 (Collateralized by U.S. Treasury Obligations valued at $7,151,684, 2.25% - 3.25%, 2/15/27 - 6/30/27)	7,096,421	7,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.36%, dated 6/13/24 due 9/4/24 (Collateralized by U.S. Treasury Obligations valued at $7,159,158, 4.50%, 5/31/29)	7,086,504	7,000,000
Mizuho Bank, Ltd. at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $19,467,851, 1.63%, 5/15/31)	19,008,423	19,000,000
MUFG Securities (Canada), Ltd. at:
5.34%, dated 6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $4,091,066, 0.50% - 4.63%, 9/30/25 - 11/15/52)	4,029,073	4,000,000
5.36%, dated 6/13/24 due 9/4/24 (Collateralized by U.S. Treasury Obligations valued at $7,168,670, 1.38% - 4.75%, 2/28/26 - 8/15/52)	7,086,504	7,000,000
MUFG Securities EMEA PLC at:
5.32%, dated 6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $22,483,845, 3.00% - 4.63%, 7/31/24 - 9/30/28)	22,071,524	22,000,000
5.33%, dated:
6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $22,483,683, 2.38% - 4.63%, 9/30/28 - 2/15/42)	22,091,202	22,000,000
6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $7,144,819, 0.00% - 4.63%, 8/29/24 - 11/15/44)	7,003,109	7,000,000
Natixis SA at:
5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $8,163,776, 0.38% - 4.63%, 2/15/25 - 11/15/50)	8,003,547	8,000,000
5.34%, dated 6/10/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $19,440,392, 0.63% - 5.00%, 10/31/24 - 5/15/53)	19,140,917	19,000,000
NatWest Markets Securities, Inc. at:
5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,081,881, 7.50%, 11/15/24)	4,001,773	4,000,000
5.35%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $13,306,520, 1.13% - 6.00%, 2/15/26 - 2/15/53)	13,013,524	13,000,000
Norinchukin Bank at:
5.34%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,040,319, 1.25%, 5/15/31 - 8/15/31)	2,000,890	2,000,000
5.35%, dated 6/25/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $7,143,192, 3.38%, 5/15/33)	7,007,282	7,000,000
RBC Dominion Securities at 5.33%, dated 6/13/24 due 7/5/24 (Collateralized by U.S. Treasury Obligations valued at $29,661,438, 0.00% - 5.00%, 8/1/24 - 5/15/54)	29,210,387	29,000,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $55,105,492, 0.00% - 6.38%, 10/3/24 - 2/15/47)	54,023,940	54,000,000
Societe Generale at:
5.33%, dated 6/24/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,084,252, 2.25%, 5/15/41)	4,004,146	4,000,000
5.35%, dated 6/27/24 due 7/3/24 (Collateralized by U.S. Treasury Obligations valued at $19,514,832, 1.38% - 3.75%, 5/31/30 - 8/15/50)	19,016,942	19,000,000
TD Securities (U.S.A.) at 5.32%, dated 6/28/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $11,225,011, 4.13%, 6/15/26 - 11/15/32)	11,004,877	11,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $2,873,000,000)		2,873,000,000

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,606,124,987)	8,606,124,987
NET OTHER ASSETS (LIABILITIES) - 0.2%	20,035,583
NET ASSETS - 100.0%	8,626,160,570

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$635,273,000 due 7/01/24 at 5.33%
BNY Mellon Capital Markets LLC	10,641,000
Bank of America, N.A.	30,799,000
Bank of Nova Scotia	9,082,000
BofA Securities, Inc.	540,000
Citigroup Global Markets, Inc.	42,578,000
Credit Agricole CIB New York Branch	13,445,000
HSBC Securities (USA), Inc.	15,203,000
ING Financial Markets LLC	8,988,000
JP Morgan Securities LLC	118,385,000
Mitsubishi UFJ Securities Holdings Ltd	23,955,000
Mizuho Securities USA, Inc.	31,095,000
Nomura Securities International	10,832,000
RBC Dominion Securities, Inc.	76,207,000
Royal Bank of Canada	6,708,000
Societe Generale	11,583,000
Sumitomo Mitsui Banking Corp.	147,151,000
Sumitomo Mitsui Banking Corp. NY	27,758,000
Wells Fargo Bank National Asso	7,714,000
Wells Fargo Securities LLC	42,609,000
635,273,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,380,273,000) - See accompanying schedule Unaffiliated issuers (cost $8,606,124,987):		$8,606,124,987
Cash		40,959,636
Receivable for fund shares sold		68,660,397
Interest receivable		19,389,866
Total assets		8,735,134,886
Liabilities
Payable for investments purchased	$89,481,247
Payable for fund shares redeemed	14,849,101
Distributions payable	2,385,932
Accrued management fee	1,920,472
Distribution and service plan fees payable	266,703
Other payables and accrued expenses	70,861
Total liabilities		108,974,316
Net Assets		$8,626,160,570
Net Assets consist of:
Paid in capital		$8,625,872,095
Total accumulated earnings (loss)		288,475
Net Assets		$8,626,160,570

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($2,594,330,158 ÷ 2,594,528,681 shares)		$1.00
Service Class :
Net Asset Value, offering price and redemption price per share ($2,466,934,940 ÷ 2,467,017,106 shares)		$1.00
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($377,072,439 ÷ 377,055,675 shares)		$1.00
Investor Class :
Net Asset Value, offering price and redemption price per share ($3,187,823,033 ÷ 3,187,082,190 shares)		$1.00
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$217,764,127
Expenses
Management fee	$10,391,264
Transfer agent fees	1,046,436
Distribution and service plan fees	1,479,649
Accounting fees and expenses	113,049
Custodian fees and expenses	38,561
Independent trustees' fees and expenses	10,942
Registration fees	102,280
Audit	25,241
Legal	5,892
Miscellaneous	11,386
Total expenses before reductions	13,224,700
Expense reductions	(197,615)
Total expenses after reductions		13,027,085
Net Investment income (loss)		204,737,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,115
Total net realized gain (loss)		13,115
Net increase in net assets resulting from operations		$204,750,157
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$204,737,042	$342,328,322
Net realized gain (loss)	13,115	(28,379)
Net increase in net assets resulting from operations	204,750,157	342,299,943
Distributions to shareholders	(204,743,252)	(342,294,738)

Share transactions - net increase (decrease)	405,962,985	1,383,362,442
Total increase (decrease) in net assets	405,969,890	1,383,367,647

Net Assets
Beginning of period	8,220,190,680	6,836,823,033
End of period	$8,626,160,570	$8,220,190,680

Financial Highlights
VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.048	.014	- B	.003	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.048	.014	- B	.003	.020
Distributions from net investment income	(.025)	(.048)	(.014)	- B	(.003)	(.020)
Total distributions	(.025)	(.048)	(.014)	- B	(.003)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.57%	4.89%	1.44%	.01%	.32%	2.02%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.28% H	.29%	.24%	.23%	.24%	.26%
Expenses net of fee waivers, if any	.27 % H	.29%	.22%	.08%	.20%	.26%
Expenses net of all reductions	.27% H	.29%	.22%	.08%	.20%	.26%
Net investment income (loss)	5.12% H	4.83%	1.52%	.01%	.29%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,594,330	$2,594,542	$2,210,498	$1,477,559	$2,255,440	$2,182,100

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.047	.013	- B	.003	.019
Net realized and unrealized gain (loss)	- B	- B	.001	- B	- B	- B
Total from investment operations	.025	.047	.014	- B	.003	.019
Distributions from net investment income	(.025)	(.047)	(.014)	- B	(.003)	(.019)
Total distributions	(.025)	(.047)	(.014)	- B	(.003)	(.019)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.52%	4.79%	1.36%	.01%	.28%	1.92%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.38% H	.39%	.34%	.33%	.34%	.36%
Expenses net of fee waivers, if any	.38 % H	.39%	.30%	.08%	.23%	.36%
Expenses net of all reductions	.38% H	.39%	.29%	.08%	.23%	.36%
Net investment income (loss)	5.02% H	4.73%	1.44%	.01%	.26%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,466,935	$2,289,476	$1,796,084	$1,447,279	$1,641,207	$1,179,143

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.045	.013	- B	.002	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.024	.045	.013	- B	.002	.017
Distributions from net investment income	(.024)	(.045)	(.013)	- B	(.002)	(.017)
Total distributions	(.024)	(.045)	(.013)	- B	(.002)	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.45%	4.63%	1.26%	.01%	.24%	1.76%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.53% H	.54%	.49%	.48%	.49%	.51%
Expenses net of fee waivers, if any	.53 % H	.54%	.40%	.08%	.28%	.51%
Expenses net of all reductions	.53% H	.54%	.40%	.08%	.28%	.51%
Net investment income (loss)	4.87% H	4.58%	1.34%	.01%	.21%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$377,072	$319,430	$238,428	$203,035	$221,428	$220,990

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.048	.014	- B	.003	.020
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.025	.048	.014	- B	.003	.020
Distributions from net investment income	(.025)	(.048)	(.014)	- B	(.003)	(.020)
Total distributions	(.025)	(.048)	(.014)	- B	(.003)	(.020)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D,E	2.56%	4.87%	1.42%	.01%	.31%	1.99%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.31% H	.32%	.27%	.25%	.26%	.28%
Expenses net of fee waivers, if any	.30 % H	.31%	.24%	.08%	.21%	.28%
Expenses net of all reductions	.30% H	.31%	.24%	.08%	.21%	.28%
Net investment income (loss)	5.09% H	4.81%	1.50%	.01%	.28%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,187,823	$3,016,743	$2,591,813	$1,970,069	$2,094,839	$1,939,981

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$8,606,124,987

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(28,100)
Total capital loss carryforward	$(28,100)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then adding an income-related fee. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.15
Service Class	.15
Service Class 2.15
Investor Class	.18

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. The income-related fee varies depending on the level of the Fund's monthly gross income from an annualized rate of .05% (at a fund annualized gross yield of 0%) to .27% (at a fund annualized gross yield of 15%) of the Fund's average net assets throughout the month. The income-related fee is proportionately added to a class's basic fee. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized income-related fee and management fee rates were as follows:

	Income-Related Fee $	Income-Related Fee Rate %	Total Management Fee Rate %
VIP Government Money Market Portfolio	3,121,352.12
Initial Class			.27
Service Class			.27
Service Class 2.27
Investor Class			.30

Prior to March 1, 2024, the management fee was calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. The total income-based component was comprised of an income-based fee and an asset-based fee and was calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increased as the Fund's gross yield increased. Prior to March 1, 2024, the income-based portion of this fee was $1,634,311 or an annualized rate of .12% of the Fund's average net assets. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .22%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,060,893
Service Class 2	418,756
$1,479,649
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each of class were a fixed annual rate of class-level average net assets as follows:
	Amount ($)	% of Class-Level Average Net Assets
Initial Class	305,591.0680
Service Class	243,455.0680
Service Class 2	36,423.0680
Investor Class	460,967.0920
	1,046,436

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Government Money Market Portfolio	.0083

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $197,615.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$65,682,079	$102,114,967
Service Class	52,944,511	93,288,370
Service Class 2	8,096,905	12,727,490
Investor Class	78,019,757	134,163,911
Total	$204,743,252	$342,294,738
6. Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Government Money Market Portfolio
Initial Class
Shares sold	1,235,257,044	2,678,433,367	$1,235,257,044	$2,678,433,368
Reinvestment of distributions	65,680,711	101,451,920	65,680,711	101,451,920
Shares redeemed	(1,301,132,111)	(2,395,779,271)	(1,301,132,111)	(2,395,779,271)
Net increase (decrease)	(194,356)	384,106,016	$(194,356)	$384,106,017
Service Class
Shares sold	1,326,276,528	1,936,736,029	$1,326,276,528	$1,936,736,029
Reinvestment of distributions	52,896,862	92,851,034	52,896,862	92,851,034
Shares redeemed	(1,201,700,357)	(1,536,162,855)	(1,201,700,357)	(1,536,162,855)
Net increase (decrease)	177,473,033	493,424,208	$177,473,033	$493,424,208
Service Class 2
Shares sold	254,973,302	324,195,319	$254,973,302	$324,195,319
Reinvestment of distributions	8,082,716	12,647,436	8,082,716	12,647,436
Shares redeemed	(205,415,561)	(255,857,046)	(205,415,561)	(255,857,046)
Net increase (decrease)	57,640,457	80,985,709	$57,640,457	$80,985,709
Investor Class
Shares sold	341,702,927	799,423,897	$341,702,927	$799,423,897
Reinvestment of distributions	77,972,037	133,600,121	77,972,037	133,600,121
Shares redeemed	(248,631,114)	(508,177,510)	(248,631,113)	(508,177,510)
Net increase (decrease)	171,043,850	424,846,508	$171,043,851	$424,846,508
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Real Estate Portfolio	40	1	13
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Government Money Market Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as income-based fees, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705628.126
VIPMM-SANN-0824
Fidelity® Variable Insurance Products:

VIP Asset Manager: Growth Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Asset Manager: Growth Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/19/24 (b) (Cost $247,825)	250,000	247,830

Fixed-Income Funds - 23.4%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	22,002	1,895,285
Fidelity Floating Rate Central Fund (c)	20,303	1,989,054
Fidelity High Income Central Fund (c)	18,503	1,931,891
Fidelity Inflation-Protected Bond Index Central Fund (c)	43,695	3,906,317
Fidelity International Credit Central Fund (c)	8,131	656,376
iShares 20+ Year Treasury Bond ETF	14,200	1,303,276
Fidelity VIP Investment Grade Central Fund (c)	548,916	50,247,792
TOTAL FIXED-INCOME FUNDS (Cost $65,805,058)		61,929,991

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	2,102,665	2,103,086
Fidelity Securities Lending Cash Central Fund 5.38% (d)(e)	268,098	268,125
TOTAL MONEY MARKET FUNDS (Cost $2,371,211)		2,371,211

Equity Funds - 75.8%
	Shares	Value ($)
Domestic Equity Funds - 47.7%
Fidelity Commodity Strategy Central Fund (c)	12,052	1,119,498
Fidelity Hedged Equity ETF (f)	130,021	3,363,734
Fidelity Real Estate Equity Central Fund (c)	8,217	1,042,212
Fidelity U.S. Equity Central Fund (c)	883,603	120,806,148
TOTAL DOMESTIC EQUITY FUNDS		126,331,592
International Equity Funds - 27.6%
Fidelity Emerging Markets Equity Central Fund (c)	104,227	22,764,204
Fidelity International Equity Central Fund (c)	478,914	50,305,162
TOTAL INTERNATIONAL EQUITY FUNDS		73,069,366
Mid-Cap Blend Funds - 0.2%
Fidelity Enhanced Mid Cap ETF (f)	21,185	623,898
Small Blend Funds - 0.3%
iShares Russell 2000 ETF (g)	4,502	913,411
TOTAL EQUITY FUNDS (Cost $128,174,822)		200,938,267

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $196,598,916)	265,487,299
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(461,721)
NET ASSETS - 100.0%	265,025,578

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	13	Sep 2024	1,523,080	8,180	8,180

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Sep 2024	4,693,275	(15,063)	(15,063)
ICE MSCI Emerging Markets Index Contracts (United States)	13	Sep 2024	707,330	(1,845)	(1,845)

TOTAL SOLD					(16,908)

TOTAL FUTURES CONTRACTS					(8,728)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $247,830.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Affiliated Fund
(g)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,090,775	8,676,096	7,663,785	50,145	-	-	2,103,086	0.0%
Fidelity Commodity Strategy Central Fund	1,053,339	64,405	52,136	-	(533)	54,423	1,119,498	0.5%
Fidelity Emerging Markets Debt Central Fund	570,487	86,204	656,987	11,413	(111,709)	112,005	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	1,910,336	79,339	-	26,176	-	(94,390)	1,895,285	0.7%
Fidelity Emerging Markets Equity Central Fund	20,812,093	1,136,846	825,937	114,157	8,535	1,632,667	22,764,204	0.9%
Fidelity Floating Rate Central Fund	1,891,798	186,860	78,206	90,263	97	(11,495)	1,989,054	0.1%
Fidelity Hedged Equity Central Fund	3,091,142	931	3,372,197	932	518,821	(238,697)	-	0.0%
Fidelity High Income Central Fund	1,227,069	778,649	74,165	59,541	304	34	1,931,891	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	4,671,445	499,983	1,316,443	9,415	(143,433)	194,765	3,906,317	0.9%
Fidelity International Credit Central Fund	1,232,917	67,193	655,419	16,290	(118,256)	129,941	656,376	0.7%
Fidelity International Equity Central Fund	45,759,132	3,264,526	2,062,992	711,633	16,857	3,327,639	50,305,162	0.9%
Fidelity Real Estate Equity Central Fund	1,034,416	71,900	52,137	7,495	490	(12,457)	1,042,212	0.1%
Fidelity Securities Lending Cash Central Fund 5.38%	-	13,540,914	13,272,789	2,395	-	-	268,125	0.0%
Fidelity U.S. Equity Central Fund	107,766,233	6,344,717	4,661,225	579,472	37,279	11,319,144	120,806,148	0.6%
Fidelity VIP Investment Grade Central Fund	48,538,720	5,077,619	2,263,943	1,012,337	(60,965)	(1,043,639)	50,247,792	1.7%
Total	240,649,902	39,876,182	37,008,361	2,691,664	147,487	15,369,940	259,035,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	637,323	-	1,631	-	(13,425)	623,898
Fidelity Hedged Equity ETF	-	3,364,544	83,534	3,901	(632)	83,356	3,363,734
Fidelity Low Volatility Factor ETF	2,432,488	-	2,475,742	-	83,840	(40,586)	-
	2,432,488	4,001,867	2,559,276	5,532	83,208	29,345	3,987,632

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	247,830	-	247,830	-

Fixed-Income Funds	61,929,991	61,929,991	-	-

Money Market Funds	2,371,211	2,371,211	-	-

Equity Funds	200,938,267	200,938,267	-	-
Total Investments in Securities:	265,487,299	265,239,469	247,830	-
Derivative Instruments: Assets
Futures Contracts	8,180	8,180	-	-
Total Assets	8,180	8,180	-	-
Liabilities
Futures Contracts	(16,908)	(16,908)	-	-
Total Liabilities	(16,908)	(16,908)	-	-
Total Derivative Instruments:	(8,728)	(8,728)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	8,180	(16,908)
Total Equity Risk	8,180	(16,908)
Total Value of Derivatives	8,180	(16,908)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $263,757) - See accompanying schedule:
Unaffiliated issuers (cost $2,564,749)	$2,464,517
Fidelity Central Funds (cost $190,116,466)	259,035,150
Other affiliated issuers (cost $3,917,701)	3,987,632

Total Investment in Securities (cost $196,598,916)		$265,487,299
Receivable for investments sold		12,827
Receivable for fund shares sold		130,236
Distributions receivable from Fidelity Central Funds		10,257
Total assets		265,640,619
Liabilities
Payable for investments purchased	$115,827
Payable for fund shares redeemed	24,625
Accrued management fee	138,547
Distribution and service plan fees payable	4,942
Payable for daily variation margin on futures contracts	34,827
Other payables and accrued expenses	28,148
Collateral on securities loaned	268,125
Total liabilities		615,041
Net Assets		$265,025,578
Net Assets consist of:
Paid in capital		$194,333,969
Total accumulated earnings (loss)		70,691,609
Net Assets		$265,025,578

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($89,657,430 ÷ 3,956,819 shares)		$22.66
Service Class :
Net Asset Value, offering price and redemption price per share ($3,805,947 ÷ 169,799 shares)		$22.41
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($23,109,443 ÷ 1,041,837 shares)		$22.18
Investor Class :
Net Asset Value, offering price and redemption price per share ($148,452,758 ÷ 6,606,728 shares)		$22.47
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends (including $5,532 earned from affiliated issuers)		$32,118
Interest		7,759
Income from Fidelity Central Funds (including $2,395 from security lending)		2,691,664
Total income		2,731,541
Expenses
Management fee	$760,881
Transfer agent fees	43,654
Distribution and service plan fees	24,929
Accounting fees	19,457
Custodian fees and expenses	8,270
Independent trustees' fees and expenses	336
Audit	28,258
Legal	894
Miscellaneous	5,359
Total expenses before reductions	892,038
Expense reductions	(13,899)
Total expenses after reductions		878,139
Net Investment income (loss)		1,853,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,096)
Fidelity Central Funds	147,487
Other affiliated issuers	83,208
Futures contracts	(539,835)
Total net realized gain (loss)		(338,236)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(42,680)
Fidelity Central Funds	15,369,940
Other affiliated issuers	29,345
Futures contracts	95,068
Total change in net unrealized appreciation (depreciation)		15,451,673
Net gain (loss)		15,113,437
Net increase (decrease) in net assets resulting from operations		$16,966,839
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,853,402	$4,099,740
Net realized gain (loss)	(338,236)	2,543,594
Change in net unrealized appreciation (depreciation)	15,451,673	28,430,492
Net increase (decrease) in net assets resulting from operations	16,966,839	35,073,826
Distributions to shareholders	(2,581,098)	(4,166,216)

Share transactions - net increase (decrease)	5,823,928	(5,267,979)
Total increase (decrease) in net assets	20,209,669	25,639,631

Net Assets
Beginning of period	244,815,909	219,176,278
End of period	$265,025,578	$244,815,909

Financial Highlights
VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.41	$18.72	$24.38	$22.00	$19.20	$16.76
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.38	.35	.21	.28
Net realized and unrealized gain (loss)	1.30	2.69	(4.33)	2.71	3.09	3.42
Total from investment operations	1.47	3.06	(3.95)	3.06	3.30	3.70
Distributions from net investment income	(.01)	(.37)	(.37)	(.34)	(.22)	(.29)
Distributions from net realized gain	(.21)	-	(1.34)	(.34)	(.27)	(.97)
Total distributions	(.22)	(.37)	(1.71)	(.68)	(.50) C	(1.26)
Net asset value, end of period	$22.66	$21.41	$18.72	$24.38	$22.00	$19.20
Total Return D,E,F	6.93%	16.37%	(16.88)%	13.96%	17.27%	22.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.63% I	.67%	.67%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.62 % I	.66%	.67%	.66%	.67%	.68%
Expenses net of all reductions	.62% I	.66%	.67%	.66%	.67%	.68%
Net investment income (loss)	1.52% I	1.84%	1.88%	1.46%	1.12%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$89,657	$88,440	$85,620	$111,781	$106,148	$99,971
Portfolio turnover rate J	15 % I	25%	26%	25%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.19	$18.54	$24.16	$21.80	$19.04	$16.63
Income from Investment Operations
Net investment income (loss) A,B	.15	.35	.35	.32	.19	.26
Net realized and unrealized gain (loss)	1.29	2.65	(4.28)	2.70	3.05	3.39
Total from investment operations	1.44	3.00	(3.93)	3.02	3.24	3.65
Distributions from net investment income	(.01)	(.35)	(.35)	(.32)	(.20)	(.27)
Distributions from net realized gain	(.21)	-	(1.34)	(.34)	(.27)	(.97)
Total distributions	(.22)	(.35)	(1.69)	(.66)	(.48) C	(1.24)
Net asset value, end of period	$22.41	$21.19	$18.54	$24.16	$21.80	$19.04
Total Return D,E,F	6.86%	16.21%	(16.95)%	13.89%	17.09%	22.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.74% I	.77%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.73 % I	.76%	.77%	.76%	.77%	.78%
Expenses net of all reductions	.73% I	.76%	.77%	.76%	.77%	.78%
Net investment income (loss)	1.42% I	1.74%	1.78%	1.36%	1.02%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$3,806	$3,618	$2,883	$3,609	$3,363	$3,009
Portfolio turnover rate J	15 % I	25%	26%	25%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$20.99	$18.39	$23.98	$21.65	$18.91	$16.53
Income from Investment Operations
Net investment income (loss) A,B	.13	.31	.32	.28	.16	.24
Net realized and unrealized gain (loss)	1.28	2.64	(4.24)	2.67	3.03	3.36
Total from investment operations	1.41	2.95	(3.92)	2.95	3.19	3.60
Distributions from net investment income	(.01)	(.35)	(.33)	(.29)	(.17)	(.24)
Distributions from net realized gain	(.21)	-	(1.34)	(.34)	(.27)	(.97)
Total distributions	(.22)	(.35)	(1.67)	(.62) C	(.45) C	(1.22) C
Net asset value, end of period	$22.18	$20.99	$18.39	$23.98	$21.65	$18.91
Total Return D,E,F	6.78%	16.05%	(17.05)%	13.69%	16.95%	22.49%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.91% I	.92%	.92%	.92%	.92%	.93%
Expenses net of fee waivers, if any	.90 % I	.91%	.92%	.91%	.92%	.93%
Expenses net of all reductions	.90% I	.91%	.92%	.91%	.92%	.93%
Net investment income (loss)	1.25% I	1.59%	1.63%	1.21%	.87%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$23,109	$14,839	$4,015	$3,948	$3,359	$3,199
Portfolio turnover rate J	15 % I	25%	26%	25%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.24	$18.58	$24.21	$21.85	$19.07	$16.66
Income from Investment Operations
Net investment income (loss) A,B	.16	.35	.36	.33	.20	.27
Net realized and unrealized gain (loss)	1.29	2.67	(4.29)	2.69	3.06	3.39
Total from investment operations	1.45	3.02	(3.93)	3.02	3.26	3.66
Distributions from net investment income	(.01)	(.36)	(.36)	(.33)	(.21)	(.28)
Distributions from net realized gain	(.21)	-	(1.34)	(.34)	(.27)	(.97)
Total distributions	(.22)	(.36)	(1.70)	(.66) C	(.48)	(1.25)
Net asset value, end of period	$22.47	$21.24	$18.58	$24.21	$21.85	$19.07
Total Return D,E,F	6.89%	16.25%	(16.93)%	13.89%	17.19%	22.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72% I	.75%	.75%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.71 % I	.74%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.70% I	.74%	.74%	.74%	.75%	.76%
Net investment income (loss)	1.44% I	1.76%	1.80%	1.38%	1.04%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$148,453	$137,920	$126,658	$154,034	$132,407	$121,229
Portfolio turnover rate J	15 % I	25%	26%	25%	23%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.01%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities Futures Delayed Delivery & When Issued Securities	.02%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Restricted Securities Loans & Direct Debt Instruments	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities Delayed Delivery & When Issued Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps Delayed Delivery & When Issued Securities	.01%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Restricted Securities Futures	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$74,290,738
Gross unrealized depreciation	(4,765,353)
Net unrealized appreciation (depreciation)	$69,525,385
Tax cost	$195,953,186

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	22,602,092	18,882,175

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.59
Service Class	.59
Service Class 2.59
Investor Class	.67

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,865
Service Class 2	23,064
$24,929

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	9,278.0630
Service Class	382.0630
Service Class 2	1,651.0630
Investor Class	32,343.1390
	43,654

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.0472

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Asset Manager: Growth Portfolio	67,200	7,464	(105)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Asset Manager: Growth Portfolio	228
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager: Growth Portfolio	258	-	-
9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager: Growth Portfolio	2,402

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $474.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,023.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Asset Manager: Growth Portfolio
Distributions to shareholders
Initial Class	$909,041	$1,523,262
Service Class	37,956	59,300
Service Class 2	171,056	236,126
Investor Class	1,463,045	2,347,528
Total	$2,581,098	$4,166,216
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Asset Manager: Growth Portfolio
Initial Class
Shares sold	42,250	89,121	$923,951	$1,783,560
Reinvestment of distributions	42,066	71,296	909,041	1,523,262
Shares redeemed	(258,366)	(602,856)	(5,684,729)	(12,111,528)
Net increase (decrease)	(174,050)	(442,439)	$(3,851,737)	$(8,804,706)
Service Class
Shares sold	2,892	25,260	$62,877	$490,035
Reinvestment of distributions	1,774	2,803	37,956	59,300
Shares redeemed	(5,602)	(12,879)	(123,098)	(253,691)
Net increase (decrease)	(936)	15,184	$(22,265)	$295,644
Service Class 2
Shares sold	342,144	508,123	$7,393,577	$10,104,265
Reinvestment of distributions	8,076	11,243	171,056	236,126
Shares redeemed	(15,347)	(30,785)	(329,828)	(612,138)
Net increase (decrease)	334,873	488,581	$7,234,805	$9,728,253
Investor Class
Shares sold	337,904	493,977	$7,409,716	$10,045,580
Reinvestment of distributions	68,239	110,735	1,463,046	2,347,528
Shares redeemed	(292,485)	(929,205)	(6,409,637)	(18,880,278)
Net increase (decrease)	113,658	(324,493)	$2,463,125	$(6,487,170)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Asset Manager: Growth Portfolio	81%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Asset Manager: Growth Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705700.126
VIPAMG-SANN-0824
Fidelity® Variable Insurance Products:

VIP Asset Manager Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Asset Manager Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/19/24 (b) (Cost $2,248,415)	2,270,000	2,248,479

Fixed-Income Funds - 38.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Local Currency Central Fund (c)	80,265	6,914,062
Fidelity Floating Rate Central Fund (c)	94,504	9,258,542
Fidelity High Income Central Fund (c)	65,969	6,887,805
Fidelity Inflation-Protected Bond Index Central Fund (c)	102,726	9,183,700
Fidelity International Credit Central Fund (c)	28,665	2,314,107
iShares 20+ Year Treasury Bond ETF	51,874	4,760,996
VIP Investment Grade Central Fund (c)	3,509,784	321,285,616
TOTAL FIXED-INCOME FUNDS (Cost $396,000,569)		360,604,828

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	2,840,375	2,840,943
Fidelity Securities Lending Cash Central Fund 5.38% (d)(e)	989,901	990,000
TOTAL MONEY MARKET FUNDS (Cost $3,830,943)		3,830,943

Equity Funds - 60.7%
	Shares	Value ($)
Domestic Equity Funds - 37.6%
Fidelity Commodity Strategy Central Fund (c)	43,340	4,025,878
Fidelity Hedged Equity ETF (f)	461,532	11,940,156
Fidelity Real Estate Equity Central Fund (c)	29,135	3,695,199
Fidelity U.S. Equity Central Fund (c)	2,413,032	329,909,762
TOTAL DOMESTIC EQUITY FUNDS		349,570,995
International Equity Funds - 22.5%
Fidelity Emerging Markets Equity Central Fund (c)	282,771	61,759,992
Fidelity International Equity Central Fund (c)	1,405,583	147,642,421
TOTAL INTERNATIONAL EQUITY FUNDS		209,402,413
Mid-Cap Blend Funds - 0.2%
Fidelity Enhanced Mid Cap ETF (f)	77,821	2,291,828
Small Blend Funds - 0.4%
iShares Russell 2000 ETF (g)	16,979	3,444,869
TOTAL EQUITY FUNDS (Cost $337,594,736)		564,710,105

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $739,674,663)	931,394,355
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,280,093)
NET ASSETS - 100.0%	930,114,262

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	128	Sep 2024	35,337,600	(113,413)	(113,413)
ICE MSCI EAFE Index Contracts (United States)	153	Sep 2024	17,925,480	(113,804)	(113,804)
ICE MSCI Emerging Markets Index Contracts (United States)	95	Sep 2024	5,168,950	(13,822)	(13,822)

TOTAL FUTURES CONTRACTS					(241,039)
The notional amount of futures sold as a percentage of Net Assets is 6.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $55,795,205.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,248,479.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Affiliated Fund
(g)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	3,439,685	47,695,778	48,294,544	190,132	24	-	2,840,943	0.0%
Fidelity Commodity Strategy Central Fund	4,124,657	18,375	323,263	-	(70,248)	276,357	4,025,878	1.7%
Fidelity Emerging Markets Debt Central Fund	1,050,159	41,294	1,089,122	17,141	(139,144)	136,813	-	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	7,984,931	109,411	796,624	109,410	(127,556)	(256,100)	6,914,062	2.7%
Fidelity Emerging Markets Equity Central Fund	60,315,015	518,597	3,646,535	311,465	(1,002,683)	5,575,598	61,759,992	2.5%
Fidelity Floating Rate Central Fund	12,136,294	501,770	3,319,931	464,487	(54,698)	(4,893)	9,258,542	0.6%
Fidelity Hedged Equity Central Fund	11,893,358	3,587	12,974,737	3,586	2,008,475	(930,683)	-	0.0%
Fidelity High Income Central Fund	4,764,215	2,555,780	432,218	220,540	1,878	(1,850)	6,887,805	0.5%
Fidelity Inflation-Protected Bond Index Central Fund	15,853,274	80,729	6,861,163	29,073	(837,496)	948,356	9,183,700	2.2%
Fidelity International Credit Central Fund	4,787,509	77,676	2,593,571	61,243	(637,298)	679,791	2,314,107	2.5%
Fidelity International Equity Central Fund	143,796,973	2,626,487	9,073,908	2,110,617	841,517	9,451,352	147,642,421	2.7%
Fidelity Real Estate Equity Central Fund	4,028,946	45,176	323,285	26,779	9,203	(64,841)	3,695,199	0.4%
Fidelity Securities Lending Cash Central Fund 5.38%	1,042,200	51,438,968	51,491,168	2,501	-	-	990,000	0.0%
Fidelity U.S. Equity Central Fund	315,950,019	2,813,500	21,112,076	1,611,902	2,403,736	29,854,583	329,909,762	1.7%
Fidelity VIP Investment Grade Central Fund	333,042,057	22,577,171	26,735,417	6,709,908	(418,377)	(7,179,818)	321,285,616	10.8%
Total	924,209,292	131,104,299	189,067,562	11,868,784	1,977,333	38,484,665	906,708,027

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Enhanced Mid Cap ETF	-	2,341,143	-	5,992	-	(49,315)	2,291,828
Fidelity Hedged Equity ETF	-	12,945,285	1,291,975	13,846	(9,040)	295,886	11,940,156
Fidelity Low Volatility Factor ETF	9,360,489	-	9,526,469	-	322,160	(156,180)	-
	9,360,489	15,286,428	10,818,444	19,838	313,120	90,391	14,231,984

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	2,248,479	-	2,248,479	-

Fixed-Income Funds	360,604,828	360,604,828	-	-

Money Market Funds	3,830,943	3,830,943	-	-

Equity Funds	564,710,105	564,710,105	-	-
Total Investments in Securities:	931,394,355	929,145,876	2,248,479	-
Derivative Instruments: Liabilities
Futures Contracts	(241,039)	(241,039)	-	-
Total Liabilities	(241,039)	(241,039)	-	-
Total Derivative Instruments:	(241,039)	(241,039)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(241,039)
Total Equity Risk	0	(241,039)
Total Value of Derivatives	0	(241,039)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $973,872) - See accompanying schedule:
Unaffiliated issuers (cost $10,810,891)	$10,454,344
Fidelity Central Funds (cost $714,878,361)	906,708,027
Other affiliated issuers (cost $13,985,411)	14,231,984

Total Investment in Securities (cost $739,674,663)		$931,394,355
Receivable for investments sold		609,159
Receivable for fund shares sold		73,874
Dividends receivable		6,026
Distributions receivable from Fidelity Central Funds		18,268
Receivable for daily variation margin on futures contracts		122,820
Other receivables		2,900
Total assets		932,227,402
Liabilities
Payable for fund shares redeemed	$683,028
Accrued management fee	400,558
Distribution and service plan fees payable	3,795
Other payables and accrued expenses	35,759
Collateral on securities loaned	990,000
Total liabilities		2,113,140
Net Assets		$930,114,262
Net Assets consist of:
Paid in capital		$732,566,335
Total accumulated earnings (loss)		197,547,927
Net Assets		$930,114,262

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($687,731,003 ÷ 42,062,459 shares)		$16.35
Service Class :
Net Asset Value, offering price and redemption price per share ($2,589,596 ÷ 160,251 shares)		$16.16
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($17,450,044 ÷ 1,103,938 shares)		$15.81
Investor Class :
Net Asset Value, offering price and redemption price per share ($222,343,619 ÷ 13,722,336 shares)		$16.20
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends (including $19,838 earned from affiliated issuers)		$142,873
Interest		59,586
Income from Fidelity Central Funds (including $2,501 from security lending)		11,868,784
Total income		12,071,243
Expenses
Management fee	$2,359,133
Transfer agent fees	126,927
Distribution and service plan fees	22,160
Accounting fees	63,279
Custodian fees and expenses	8,674
Independent trustees' fees and expenses	1,254
Audit	30,343
Legal	1,750
Miscellaneous	23,313
Total expenses before reductions	2,636,833
Expense reductions	(50,641)
Total expenses after reductions		2,586,192
Net Investment income (loss)		9,485,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(288,463)
Fidelity Central Funds	1,977,333
Other affiliated issuers	313,120
Foreign currency transactions	289
Futures contracts	(5,627,110)
Total net realized gain (loss)		(3,624,831)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(122,094)
Fidelity Central Funds	38,484,665
Other affiliated issuers	90,391
Assets and liabilities in foreign currencies	(304)
Futures contracts	1,473,093
Total change in net unrealized appreciation (depreciation)		39,925,751
Net gain (loss)		36,300,920
Net increase (decrease) in net assets resulting from operations		$45,785,971
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,485,051	$20,868,255
Net realized gain (loss)	(3,624,831)	9,511,712
Change in net unrealized appreciation (depreciation)	39,925,751	83,217,057
Net increase (decrease) in net assets resulting from operations	45,785,971	113,597,024
Distributions to shareholders	(4,626,461)	(31,471,834)

Share transactions - net increase (decrease)	(54,037,852)	(69,316,930)
Total increase (decrease) in net assets	(12,878,342)	12,808,260

Net Assets
Beginning of period	942,992,604	930,184,344
End of period	$930,114,262	$942,992,604

Financial Highlights
VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.64	$14.32	$18.33	$17.04	$15.23	$13.68
Income from Investment Operations
Net investment income (loss) A,B	.16	.34	.32	.29	.22	.27
Net realized and unrealized gain (loss)	.63	1.50	(2.94)	1.40	2.03	2.16
Total from investment operations	.79	1.84	(2.62)	1.69	2.25	2.43
Distributions from net investment income	(.01)	(.36)	(.32)	(.30)	(.24)	(.27)
Distributions from net realized gain	(.07)	(.16)	(1.07)	(.10)	(.21)	(.61)
Total distributions	(.08)	(.52)	(1.39)	(.40)	(.44) C	(.88)
Net asset value, end of period	$16.35	$15.64	$14.32	$18.33	$17.04	$15.23
Total Return D,E,F	5.06%	12.94%	(14.94)%	9.92%	14.87%	18.25%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.54% I	.59%	.59%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.53 % I	.58%	.59%	.58%	.59%	.60%
Expenses net of all reductions	.53% I	.58%	.59%	.58%	.59%	.60%
Net investment income (loss)	2.05% I	2.26%	2.08%	1.62%	1.41%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$687,731	$696,248	$688,649	$889,923	$889,473	$843,000
Portfolio turnover rate J	11 % I	19%	29%	20%	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.47	$14.16	$18.14	$16.86	$15.08	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.15	.32	.30	.27	.20	.26
Net realized and unrealized gain (loss)	.62	1.49	(2.91)	1.38	2.01	2.13
Total from investment operations	.77	1.81	(2.61)	1.65	2.21	2.39
Distributions from net investment income	(.01)	(.34)	(.31)	(.27)	(.23)	(.25)
Distributions from net realized gain	(.07)	(.16)	(1.07)	(.10)	(.21)	(.61)
Total distributions	(.08)	(.50)	(1.37) C	(.37)	(.43) C	(.86)
Net asset value, end of period	$16.16	$15.47	$14.16	$18.14	$16.86	$15.08
Total Return D,E,F	4.98%	12.90%	(15.03)%	9.80%	14.74%	18.16%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64% I	.69%	.69%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.63 % I	.68%	.69%	.69%	.69%	.70%
Expenses net of all reductions	.63% I	.68%	.69%	.69%	.69%	.70%
Net investment income (loss)	1.95% I	2.16%	1.98%	1.52%	1.31%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$2,590	$2,504	$2,480	$3,627	$5,108	$3,923
Portfolio turnover rate J	11 % I	19%	29%	20%	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.14	$13.88	$17.81	$16.56	$14.82	$13.33
Income from Investment Operations
Net investment income (loss) A,B	.14	.29	.27	.24	.17	.23
Net realized and unrealized gain (loss)	.61	1.45	(2.85)	1.36	1.97	2.11
Total from investment operations	.75	1.74	(2.58)	1.60	2.14	2.34
Distributions from net investment income	(.01)	(.32)	(.28)	(.25)	(.20)	(.23)
Distributions from net realized gain	(.07)	(.16)	(1.07)	(.10)	(.21)	(.61)
Total distributions	(.08)	(.48)	(1.35)	(.35)	(.40) C	(.85) C
Net asset value, end of period	$15.81	$15.14	$13.88	$17.81	$16.56	$14.82
Total Return D,E,F	4.96%	12.65%	(15.15)%	9.68%	14.54%	18.01%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.79% I	.84%	.84%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.78 % I	.83%	.84%	.83%	.84%	.85%
Expenses net of all reductions	.78% I	.83%	.84%	.83%	.84%	.85%
Net investment income (loss)	1.80% I	2.01%	1.83%	1.37%	1.16%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$17,450	$16,471	$14,925	$20,038	$19,943	$19,343
Portfolio turnover rate J	11 % I	19%	29%	20%	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.51	$14.20	$18.19	$16.91	$15.12	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.16	.32	.31	.28	.20	.26
Net realized and unrealized gain (loss)	.61	1.50	(2.92)	1.39	2.02	2.14
Total from investment operations	.77	1.82	(2.61)	1.67	2.22	2.40
Distributions from net investment income	(.01)	(.35)	(.31)	(.28)	(.23)	(.25)
Distributions from net realized gain	(.07)	(.16)	(1.07)	(.10)	(.21)	(.61)
Total distributions	(.08)	(.51)	(1.38)	(.39) C	(.43) C	(.87) C
Net asset value, end of period	$16.20	$15.51	$14.20	$18.19	$16.91	$15.12
Total Return D,E,F	4.97%	12.90%	(15.00)%	9.85%	14.77%	18.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62% I	.66%	.66%	.66%	.67%	.68%
Expenses net of fee waivers, if any	.61 % I	.66%	.66%	.66%	.67%	.68%
Expenses net of all reductions	.61% I	.66%	.66%	.66%	.67%	.68%
Net investment income (loss)	1.98% I	2.18%	2.01%	1.55%	1.33%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$222,344	$227,770	$224,131	$285,912	$254,632	$229,330
Portfolio turnover rate J	11 % I	19%	29%	20%	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.01%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Delayed Delivery & When Issued Securities Foreign Securities Forward Foreign Currency Contracts Futures Restricted Securities Swaps	.001%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$2,900

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$228,256,951
Gross unrealized depreciation	(28,718,270)
Net unrealized appreciation (depreciation)	$199,538,681
Tax cost	$731,614,635

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	50,551,727	103,188,258

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.62

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.50
Service Class	.50
Service Class 2.50
Investor Class	.58

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .47%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,268
Service Class 2	20,892
$22,160

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	72,382.0630
Service Class	262.0630
Service Class 2	1,727.0630
Investor Class	52,556.1390
	126,927

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Asset Manager Portfolio	.0406

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Asset Manager Portfolio	-	821,000	(107,312)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Asset Manager Portfolio	868

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Asset Manager Portfolio	239	-	-

9. Expense Reductions.
Effective November 1, 2023, the investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in certain affiliated ETFs. This waiver cannot be removed or modified without the approval of the Board. During the period this waiver reduced the Fund's management fee as follows:

Waiver ($)
VIP Asset Manager Portfolio	8,847

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $36.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $41,758.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Asset Manager Portfolio
Distributions to shareholders
Initial Class	$3,403,724	$23,344,015
Service Class	12,508	82,405
Service Class 2	84,206	514,496
Investor Class	1,126,023	7,530,918
Total	$4,626,461	$31,471,834

11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Asset Manager Portfolio
Initial Class
Shares sold	445,463	1,463,280	$7,110,833	$21,707,385
Reinvestment of distributions	216,384	1,521,440	3,403,724	23,344,015
Shares redeemed	(3,108,239)	(6,576,680)	(49,480,105)	(98,130,807)
Net increase (decrease)	(2,446,392)	(3,591,960)	$(38,965,548)	$(53,079,407)
Service Class
Shares sold	239	8,878	$3,763	$130,736
Reinvestment of distributions	804	5,434	12,508	82,405
Shares redeemed	(2,652)	(27,578)	(41,670)	(415,524)
Net increase (decrease)	(1,609)	(13,266)	$(25,399)	$(202,383)
Service Class 2
Shares sold	87,047	111,815	$1,356,757	$1,608,434
Reinvestment of distributions	5,529	34,639	84,206	514,496
Shares redeemed	(76,203)	(134,360)	(1,175,478)	(1,948,738)
Net increase (decrease)	16,373	12,094	$265,485	$174,192
Investor Class
Shares sold	138,149	138,956	$2,180,151	$2,077,606
Reinvestment of distributions	72,181	495,135	1,126,023	7,530,918
Shares redeemed	(1,174,421)	(1,733,509)	(18,618,564)	(25,817,856)
Net increase (decrease)	(964,091)	(1,099,418)	$(15,312,390)	$(16,209,332)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager Portfolio	43%	2	28%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Asset Manager Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705701.126
VIPAM-SANN-0824
Fidelity® Variable Insurance Products:

VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠

Semi-Annual Report
June 30, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investor Freedom Income Portfolio℠
VIP Investor Freedom 2010 Portfolio℠
VIP Investor Freedom 2015 Portfolio℠
VIP Investor Freedom 2020 Portfolio℠
VIP Investor Freedom 2025 Portfolio℠
VIP Investor Freedom 2030 Portfolio℠
VIP Investor Freedom 2035 Portfolio℠
VIP Investor Freedom 2040 Portfolio℠
VIP Investor Freedom 2045 Portfolio℠
VIP Investor Freedom 2050 Portfolio℠
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investor Freedom Income Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	17,998	1,080,428
VIP Equity-Income Portfolio Investor Class (a)	32,897	881,306
VIP Growth & Income Portfolio Investor Class (a)	39,759	1,212,251
VIP Growth Portfolio Investor Class (a)	15,997	1,796,345
VIP Mid Cap Portfolio Investor Class (a)	7,148	278,129
VIP Value Portfolio Investor Class (a)	31,867	617,261
VIP Value Strategies Portfolio Investor Class (a)	18,494	307,005
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,949,473)		6,172,725

International Equity Funds - 13.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	383,877	4,429,944
VIP Overseas Portfolio Investor Class (a)	218,090	6,025,829
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,708,904)		10,455,773

Bond Funds - 62.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,380,850	12,579,541
Fidelity International Bond Index Fund (a)	182,599	1,668,951
Fidelity Long-Term Treasury Bond Index Fund (a)	180,560	1,713,517
VIP High Income Portfolio Investor Class (a)	270,004	1,269,018
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,289,948	30,991,305
TOTAL BOND FUNDS (Cost $51,169,075)		48,222,332

Short-Term Funds - 15.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $11,849,301)	11,849,301	11,849,301

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $72,676,753)	76,700,131
NET OTHER ASSETS (LIABILITIES) - 0.0%	(387)
NET ASSETS - 100.0%	76,699,744

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,835,963	347,097	1,658,132	17,148	(175,836)	264,071	12,579,541
Fidelity International Bond Index Fund	1,611,785	80,076	406,626	15,128	(30,277)	21,753	1,668,951
Fidelity Long-Term Treasury Bond Index Fund	2,117,312	123,362	822,209	29,024	(184,938)	64,489	1,713,517
VIP Contrafund Portfolio Investor Class	650,621	237,498	250,423	3,224	16,389	166,164	1,080,428
VIP Emerging Markets Portfolio Investor Class	3,167,082	574,820	628,187	2,754	45,097	258,907	4,429,944
VIP Equity-Income Portfolio Investor Class	527,603	258,075	170,860	3,387	6,024	53,253	881,306
VIP Government Money Market Portfolio Investor Class 5.09%	11,568,270	1,237,164	3,776,171	254,950	-	-	11,849,301
VIP Growth & Income Portfolio Investor Class	724,972	324,969	246,148	6,023	9,811	112,182	1,212,251
VIP Growth Portfolio Investor Class	1,077,461	405,511	386,867	19,354	17,916	252,045	1,796,345
VIP High Income Portfolio Investor Class	1,046,321	32,203	139,329	451	(15,124)	46,421	1,269,018
VIP Investment Grade Bond II Portfolio Investor Class	24,742,061	2,283,870	3,301,634	15,443	(118,294)	47,972	30,991,305
VIP Mid Cap Portfolio Investor Class	165,164	81,158	49,127	3,470	2,065	14,774	278,129
VIP Overseas Portfolio Investor Class	4,578,447	522,218	790,129	17,490	115,016	193,872	6,025,829
VIP Value Portfolio Investor Class	368,176	203,924	108,310	9,102	4,531	5,947	617,261
VIP Value Strategies Portfolio Investor Class	182,076	104,053	54,320	2,947	2,551	2,258	307,005
	63,363,314	6,815,998	12,788,472	399,895	(305,069)	1,504,108	76,700,131

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,172,725	6,172,725	-	-

International Equity Funds	10,455,773	10,455,773	-	-

Bond Funds	48,222,332	48,222,332	-	-

Short-Term Funds	11,849,301	11,849,301	-	-
Total Investments in Securities:	76,700,131	76,700,131	-	-
VIP Investor Freedom Income Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $72,676,753)	$76,700,131

Total Investment in Securities (cost $72,676,753)		$76,700,131
Cash		34
Receivable for investments sold		276,616
Total assets		76,976,781
Liabilities
Payable for investments purchased	$274,169
Payable for fund shares redeemed	2,868
Total liabilities		277,037
Net Assets		$76,699,744
Net Assets consist of:
Paid in capital		$75,818,773
Total accumulated earnings (loss)		880,971
Net Assets		$76,699,744
Net Asset Value, offering price and redemption price per share ($76,699,744 ÷ 6,940,901 shares)		$11.05
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$346,105
Expenses
Independent trustees' fees and expenses	$88
Total expenses		88
Net Investment income (loss)		346,017
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(305,069)
Capital gain distributions from underlying funds:
Affiliated issuers	53,790
Total net realized gain (loss)		(251,279)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,504,108
Total change in net unrealized appreciation (depreciation)		1,504,108
Net gain (loss)		1,252,829
Net increase (decrease) in net assets resulting from operations		$1,598,846
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$346,017	$2,273,893
Net realized gain (loss)	(251,279)	(333,373)
Change in net unrealized appreciation (depreciation)	1,504,108	3,112,227
Net increase (decrease) in net assets resulting from operations	1,598,846	5,052,747
Distributions to shareholders	(420,655)	(2,918,126)

Share transactions
Proceeds from sales of shares	1,089,283	3,828,335
Net asset value of shares issued in exchange for the net assets of the Target Fund(s) (see Merger Information note)	18,112,866	-
Reinvestment of distributions	420,655	2,918,126
Cost of shares redeemed	(7,467,813)	(18,462,983)

Net increase (decrease) in net assets resulting from share transactions	12,154,991	(11,716,522)
Total increase (decrease) in net assets	13,333,182	(9,581,901)

Net Assets
Beginning of period	63,366,562	72,948,463
End of period	$76,699,744	$63,366,562

Other Information
Shares
Sold	100,100	356,711
Issued in exchange for the shares of the Target Fund(s) (see Merger Information note)	1,648,130	-
Issued in reinvestment of distributions	39,167	271,775
Redeemed	(686,907)	(1,721,984)
Net increase (decrease)	1,100,490	(1,093,498)

Financial Highlights
VIP Investor Freedom Income Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$10.52	$12.62	$12.68	$11.91	$11.10
Income from Investment Operations
Net investment income (loss) A,B	.06	.36	.27	.24	.16	.26
Net realized and unrealized gain (loss)	.21	.46	(1.74)	.17	1.06	1.05
Total from investment operations	.27	.82	(1.47)	.41	1.22	1.31
Distributions from net investment income	(.07)	(.49)	(.25)	(.13)	(.16)	(.25)
Distributions from net realized gain	-	-	(.38)	(.34)	(.29)	(.25)
Total distributions	(.07)	(.49)	(.63)	(.47)	(.45)	(.50)
Net asset value, end of period	$11.05	$10.85	$10.52	$12.62	$12.68	$11.91
Total Return C,D,E	2.54%	7.88%	(12.03)%	3.28%	10.40%	12.02%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.10% I	3.36%	2.44%	1.88%	1.32%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$76,700	$63,367	$72,948	$102,427	$97,889	$85,736
Portfolio turnover rate J	22 % I,K	20%	65%	27%	49%	25%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than $.005 per share.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the merger.
VIP Investor Freedom 2010 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 12.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	20,411	1,225,295
VIP Equity-Income Portfolio Investor Class (a)	37,310	999,530
VIP Growth & Income Portfolio Investor Class (a)	45,092	1,374,868
VIP Growth Portfolio Investor Class (a)	18,143	2,037,240
VIP Mid Cap Portfolio Investor Class (a)	8,107	315,440
VIP Value Portfolio Investor Class (a)	36,141	700,060
VIP Value Strategies Portfolio Investor Class (a)	20,976	348,194
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,346,385)		7,000,627

International Equity Funds - 16.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	322,126	3,717,340
VIP Overseas Portfolio Investor Class (a)	202,088	5,583,686
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,308,965)		9,301,026

Bond Funds - 60.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	950,647	8,660,391
Fidelity International Bond Index Fund (a)	147,386	1,347,108
Fidelity Long-Term Treasury Bond Index Fund (a)	146,380	1,389,150
VIP High Income Portfolio Investor Class (a)	197,050	926,136
VIP Investment Grade Bond II Portfolio Investor Class (a)	2,262,951	21,316,999
TOTAL BOND FUNDS (Cost $35,858,175)		33,639,784

Short-Term Funds - 10.8%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $6,023,374)	6,023,374	6,023,374

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $51,536,899)	55,964,811
NET OTHER ASSETS (LIABILITIES) - 0.0%	31
NET ASSETS - 100.0%	55,964,842

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,058,065	287,273	749,811	14,814	(64,555)	129,419	8,660,391
Fidelity International Bond Index Fund	1,580,749	56,830	280,741	15,149	(23,454)	13,724	1,347,108
Fidelity Long-Term Treasury Bond Index Fund	2,030,133	95,045	617,791	28,724	(165,108)	46,871	1,389,150
VIP Contrafund Portfolio Investor Class	1,074,930	133,661	251,583	4,756	55,472	212,815	1,225,295
VIP Emerging Markets Portfolio Investor Class	3,345,014	489,308	429,638	2,915	40,888	271,768	3,717,340
VIP Equity-Income Portfolio Investor Class	871,684	199,892	159,122	5,206	7,410	79,666	999,530
VIP Government Money Market Portfolio Investor Class 5.09%	7,342,620	1,039,240	2,358,486	159,536	-	-	6,023,374
VIP Growth & Income Portfolio Investor Class	1,197,780	241,414	240,596	8,719	13,284	162,986	1,374,868
VIP Growth Portfolio Investor Class	1,780,132	251,615	388,621	29,172	73,166	320,948	2,037,240
VIP High Income Portfolio Investor Class	931,209	22,279	55,229	403	(6,041)	33,918	926,136
VIP Investment Grade Bond II Portfolio Investor Class	20,544,834	2,029,571	1,177,943	12,945	(14,555)	(64,908)	21,316,999
VIP Mid Cap Portfolio Investor Class	272,870	62,296	44,620	5,334	2,484	22,410	315,440
VIP Overseas Portfolio Investor Class	5,434,877	423,730	668,937	20,761	96,872	297,144	5,583,686
VIP Value Portfolio Investor Class	608,277	171,892	96,263	13,978	4,638	11,516	700,060
VIP Value Strategies Portfolio Investor Class	300,815	87,486	47,700	4,511	2,692	4,901	348,194
	56,373,989	5,591,532	7,567,081	326,923	23,193	1,543,178	55,964,811

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,000,627	7,000,627	-	-

International Equity Funds	9,301,026	9,301,026	-	-

Bond Funds	33,639,784	33,639,784	-	-

Short-Term Funds	6,023,374	6,023,374	-	-
Total Investments in Securities:	55,964,811	55,964,811	-	-
VIP Investor Freedom 2010 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $51,536,899)	$55,964,811

Total Investment in Securities (cost $51,536,899)		$55,964,811
Cash		10
Receivable for investments sold		234,648
Total assets		56,199,469
Liabilities
Payable for investments purchased	$230,903
Payable for fund shares redeemed	3,724
Total liabilities		234,627
Net Assets		$55,964,842
Net Assets consist of:
Paid in capital		$52,607,684
Total accumulated earnings (loss)		3,357,158
Net Assets		$55,964,842
Net Asset Value, offering price and redemption price per share ($55,964,842 ÷ 4,595,581 shares)		$12.18
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$247,891
Expenses
Independent trustees' fees and expenses	$75
Total expenses		75
Net Investment income (loss)		247,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	23,193
Capital gain distributions from underlying funds:
Affiliated issuers	79,032
Total net realized gain (loss)		102,225
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,543,178
Total change in net unrealized appreciation (depreciation)		1,543,178
Net gain (loss)		1,645,403
Net increase (decrease) in net assets resulting from operations		$1,893,219
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$247,816	$1,787,859
Net realized gain (loss)	102,225	347,151
Change in net unrealized appreciation (depreciation)	1,543,178	3,116,971
Net increase (decrease) in net assets resulting from operations	1,893,219	5,251,981
Distributions to shareholders	(350,347)	(2,290,424)

Share transactions
Proceeds from sales of shares	126,611	1,062,269
Reinvestment of distributions	350,347	2,290,424
Cost of shares redeemed	(2,431,026)	(12,657,329)

Net increase (decrease) in net assets resulting from share transactions	(1,954,068)	(9,304,636)
Total increase (decrease) in net assets	(411,196)	(6,343,079)

Net Assets
Beginning of period	56,376,038	62,719,117
End of period	$55,964,842	$56,376,038

Other Information
Shares
Sold	10,452	90,730
Issued in reinvestment of distributions	29,741	196,386
Redeemed	(203,026)	(1,094,117)
Net increase (decrease)	(162,833)	(807,001)

Financial Highlights
VIP Investor Freedom 2010 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$11.27	$13.93	$13.73	$12.84	$11.79
Income from Investment Operations
Net investment income (loss) A,B	.05	.35	.29	.26	.17	.27
Net realized and unrealized gain (loss)	.35	.70	(2.10)	.52	1.37	1.57
Total from investment operations	.40	1.05	(1.81)	.78	1.54	1.84
Distributions from net investment income	(.07)	(.47)	(.26)	(.14)	(.17)	(.26)
Distributions from net realized gain	-	-	(.59)	(.44)	(.49)	(.53)
Total distributions	(.07)	(.47)	(.85)	(.58)	(.65) C	(.79)
Net asset value, end of period	$12.18	$11.85	$11.27	$13.93	$13.73	$12.84
Total Return D,E,F	3.43%	9.40%	(13.50)%	5.81%	12.40%	16.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.88% J	3.03%	2.40%	1.87%	1.33%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$55,965	$56,376	$62,719	$85,277	$76,008	$66,651
Portfolio turnover rate K	20 % J	18%	64%	23%	39%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than $.005 per share.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2015 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 18.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	47,877	2,874,071
VIP Equity-Income Portfolio Investor Class (a)	87,512	2,344,438
VIP Growth & Income Portfolio Investor Class (a)	105,766	3,224,805
VIP Growth Portfolio Investor Class (a)	42,555	4,778,530
VIP Mid Cap Portfolio Investor Class (a)	19,015	739,874
VIP Value Portfolio Investor Class (a)	84,772	1,642,025
VIP Value Strategies Portfolio Investor Class (a)	49,199	816,697
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,807,662)		16,420,440

International Equity Funds - 20.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	608,767	7,025,174
VIP Overseas Portfolio Investor Class (a)	415,126	11,469,938
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,208,214)		18,495,112

Bond Funds - 56.4%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,437,983	13,100,023
Fidelity International Bond Index Fund (a)	267,994	2,449,462
Fidelity Long-Term Treasury Bond Index Fund (a)	245,944	2,334,008
VIP High Income Portfolio Investor Class (a)	320,865	1,508,064
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,399,193	32,020,398
TOTAL BOND FUNDS (Cost $54,970,620)		51,411,955

Short-Term Funds - 5.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $4,780,108)	4,780,108	4,780,108

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $79,766,604)	91,107,615
NET OTHER ASSETS (LIABILITIES) - 0.0%	31
NET ASSETS - 100.0%	91,107,646

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	13,627,799	775,935	1,400,942	22,070	(44,397)	141,628	13,100,023
Fidelity International Bond Index Fund	2,798,139	180,112	511,304	26,534	(20,005)	2,520	2,449,462
Fidelity Long-Term Treasury Bond Index Fund	3,360,256	225,871	1,057,573	47,389	(236,208)	41,662	2,334,008
VIP Contrafund Portfolio Investor Class	2,616,792	248,252	614,946	10,855	158,347	465,626	2,874,071
VIP Emerging Markets Portfolio Investor Class	6,343,446	978,117	876,166	5,419	68,327	511,450	7,025,174
VIP Equity-Income Portfolio Investor Class	2,121,988	388,525	363,335	12,109	11,329	185,931	2,344,438
VIP Government Money Market Portfolio Investor Class 5.09%	6,852,888	1,444,385	3,517,165	132,175	-	-	4,780,108
VIP Growth & Income Portfolio Investor Class	2,915,835	416,475	511,779	20,019	22,584	381,690	3,224,805
VIP Growth Portfolio Investor Class	4,333,562	439,119	913,434	66,579	123,315	795,968	4,778,530
VIP High Income Portfolio Investor Class	1,503,864	72,859	113,076	640	(4,210)	48,627	1,508,064
VIP Investment Grade Bond II Portfolio Investor Class	30,477,999	3,816,913	2,156,454	18,878	(47,310)	(70,750)	32,020,398
VIP Mid Cap Portfolio Investor Class	664,295	129,625	110,647	12,532	6,717	49,884	739,874
VIP Overseas Portfolio Investor Class	11,183,279	926,342	1,433,324	42,038	210,048	583,593	11,469,938
VIP Value Portfolio Investor Class	1,480,804	354,480	226,099	32,486	19,149	13,691	1,642,025
VIP Value Strategies Portfolio Investor Class	732,325	186,141	116,756	10,466	10,614	4,373	816,697
	91,013,271	10,583,151	13,923,000	460,189	278,300	3,155,893	91,107,615

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	16,420,440	16,420,440	-	-

International Equity Funds	18,495,112	18,495,112	-	-

Bond Funds	51,411,955	51,411,955	-	-

Short-Term Funds	4,780,108	4,780,108	-	-
Total Investments in Securities:	91,107,615	91,107,615	-	-
VIP Investor Freedom 2015 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $79,766,604)	$91,107,615

Total Investment in Securities (cost $79,766,604)		$91,107,615
Cash		10
Receivable for investments sold		438,548
Receivable for fund shares sold		27
Total assets		91,546,200
Liabilities
Payable for investments purchased	$438,073
Payable for fund shares redeemed	481
Total liabilities		438,554
Net Assets		$91,107,646
Net Assets consist of:
Paid in capital		$79,606,032
Total accumulated earnings (loss)		11,501,614
Net Assets		$91,107,646
Net Asset Value, offering price and redemption price per share ($91,107,646 ÷ 7,414,731 shares)		$12.29
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$280,387
Expenses
Independent trustees' fees and expenses	$120
Total expenses		120
Net Investment income (loss)		280,267
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	278,300
Capital gain distributions from underlying funds:
Affiliated issuers	179,802
Total net realized gain (loss)		458,102
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	3,155,893
Total change in net unrealized appreciation (depreciation)		3,155,893
Net gain (loss)		3,613,995
Net increase (decrease) in net assets resulting from operations		$3,894,262
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$280,267	$2,574,669
Net realized gain (loss)	458,102	1,142,123
Change in net unrealized appreciation (depreciation)	3,155,893	5,945,677
Net increase (decrease) in net assets resulting from operations	3,894,262	9,662,469
Distributions to shareholders	(570,796)	(3,297,264)

Share transactions
Proceeds from sales of shares	2,981,746	1,806,390
Reinvestment of distributions	570,796	3,297,264
Cost of shares redeemed	(6,783,514)	(19,521,477)

Net increase (decrease) in net assets resulting from share transactions	(3,230,972)	(14,417,823)
Total increase (decrease) in net assets	92,494	(8,052,618)

Net Assets
Beginning of period	91,015,152	99,067,770
End of period	$91,107,646	$91,015,152

Other Information
Shares
Sold	247,302	154,397
Issued in reinvestment of distributions	48,291	284,558
Redeemed	(569,180)	(1,703,834)
Net increase (decrease)	(273,587)	(1,264,879)

Financial Highlights
VIP Investor Freedom 2015 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$11.07	$14.02	$13.73	$12.86	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.04	.31	.28	.25	.16	.25
Net realized and unrealized gain (loss)	.49	.88	(2.23)	.78	1.53	1.80
Total from investment operations	.53	1.19	(1.95)	1.03	1.69	2.05
Distributions from net investment income	(.07)	(.42)	(.25)	(.15)	(.17)	(.26)
Distributions from net realized gain	(.01)	-	(.75)	(.59)	(.66)	(.52)
Total distributions	(.08)	(.42)	(1.00)	(.74)	(.82) C	(.78)
Net asset value, end of period	$12.29	$11.84	$11.07	$14.02	$13.73	$12.86
Total Return D,E,F	4.47%	10.85%	(14.58)%	7.64%	13.70%	18.24%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.62% J	2.74%	2.34%	1.78%	1.28%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$91,108	$91,015	$99,068	$123,323	$114,226	$107,298
Portfolio turnover rate K	23 % J	19%	69%	31%	42%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than $.005 per share.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2020 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 23.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	124,799	7,491,698
VIP Equity-Income Portfolio Investor Class (a)	228,109	6,111,034
VIP Growth & Income Portfolio Investor Class (a)	275,690	8,405,796
VIP Growth Portfolio Investor Class (a)	110,926	12,455,887
VIP Mid Cap Portfolio Investor Class (a)	49,565	1,928,557
VIP Value Portfolio Investor Class (a)	220,967	4,280,125
VIP Value Strategies Portfolio Investor Class (a)	128,241	2,128,795
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,265,231)		42,801,892

International Equity Funds - 24.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,381,247	15,939,589
VIP Overseas Portfolio Investor Class (a)	1,000,716	27,649,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,157,553)		43,589,360

Bond Funds - 52.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,693,730	24,539,879
Fidelity International Bond Index Fund (a)	596,602	5,452,942
Fidelity Long-Term Treasury Bond Index Fund (a)	577,958	5,484,825
VIP High Income Portfolio Investor Class (a)	640,244	3,009,149
VIP Investment Grade Bond II Portfolio Investor Class (a)	6,000,832	56,527,833
TOTAL BOND FUNDS (Cost $101,809,606)		95,014,628

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $347,622)	347,622	347,622

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $151,580,012)	181,753,502
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,452
NET ASSETS - 100.0%	181,756,954

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,220,041	1,792,125	3,650,847	42,166	(170,167)	348,727	24,539,879
Fidelity International Bond Index Fund	6,334,040	453,945	1,294,537	59,909	(57,859)	17,353	5,452,942
Fidelity Long-Term Treasury Bond Index Fund	7,104,399	1,719,723	2,920,783	108,901	(477,695)	59,181	5,484,825
VIP Contrafund Portfolio Investor Class	7,260,820	507,881	1,959,851	29,298	662,324	1,020,524	7,491,698
VIP Emerging Markets Portfolio Investor Class	15,115,781	2,127,541	2,662,900	12,921	164,564	1,194,603	15,939,589
VIP Equity-Income Portfolio Investor Class	5,887,833	846,309	1,151,946	33,122	62,945	465,893	6,111,034
VIP Government Money Market Portfolio Investor Class 5.09%	3,815,501	1,124,633	4,592,512	35,434	-	-	347,622
VIP Growth & Income Portfolio Investor Class	8,090,535	881,453	1,651,618	54,203	283,109	802,317	8,405,796
VIP Growth Portfolio Investor Class	12,024,459	932,349	2,982,166	179,684	554,849	1,926,396	12,455,887
VIP High Income Portfolio Investor Class	3,120,471	173,473	375,604	1,330	(29,811)	120,620	3,009,149
VIP Investment Grade Bond II Portfolio Investor Class	57,617,540	6,060,761	6,879,116	35,555	(153,732)	(117,620)	56,527,833
VIP Mid Cap Portfolio Investor Class	1,843,273	292,278	360,117	34,467	31,010	122,113	1,928,557
VIP Overseas Portfolio Investor Class	28,216,596	1,877,926	4,443,159	106,236	745,347	1,253,061	27,649,771
VIP Value Portfolio Investor Class	4,108,837	817,234	734,737	88,806	55,992	32,799	4,280,125
VIP Value Strategies Portfolio Investor Class	2,032,042	437,974	382,453	28,780	32,689	8,543	2,128,795
	188,792,168	20,045,605	36,042,346	850,812	1,703,565	7,254,510	181,753,502

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	42,801,892	42,801,892	-	-

International Equity Funds	43,589,360	43,589,360	-	-

Bond Funds	95,014,628	95,014,628	-	-

Short-Term Funds	347,622	347,622	-	-
Total Investments in Securities:	181,753,502	181,753,502	-	-
VIP Investor Freedom 2020 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $151,580,012)	$181,753,502

Total Investment in Securities (cost $151,580,012)		$181,753,502
Cash		3,422
Receivable for investments sold		1,032,603
Total assets		182,789,527
Liabilities
Payable for investments purchased	$1,029,278
Payable for fund shares redeemed	3,295
Total liabilities		1,032,573
Net Assets		$181,756,954
Net Assets consist of:
Paid in capital		$150,155,265
Total accumulated earnings (loss)		31,601,689
Net Assets		$181,756,954
Net Asset Value, offering price and redemption price per share ($181,756,954 ÷ 14,071,242 shares)		$12.92
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$365,377
Expenses
Independent trustees' fees and expenses	$248
Total expenses before reductions	248
Expense reductions	(30)
Total expenses after reductions		218
Net Investment income (loss)		365,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	1,703,565
Capital gain distributions from underlying funds:
Affiliated issuers	485,435
Total net realized gain (loss)		2,189,000
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	7,254,510
Total change in net unrealized appreciation (depreciation)		7,254,510
Net gain (loss)		9,443,510
Net increase (decrease) in net assets resulting from operations		$9,808,669
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$365,159	$4,742,091
Net realized gain (loss)	2,189,000	3,014,725
Change in net unrealized appreciation (depreciation)	7,254,510	14,254,181
Net increase (decrease) in net assets resulting from operations	9,808,669	22,010,997
Distributions to shareholders	(2,398,602)	(5,980,890)

Share transactions
Proceeds from sales of shares	3,959,862	5,702,745
Reinvestment of distributions	2,398,602	5,980,890
Cost of shares redeemed	(20,808,198)	(28,888,352)

Net increase (decrease) in net assets resulting from share transactions	(14,449,734)	(17,204,717)
Total increase (decrease) in net assets	(7,039,667)	(1,174,610)

Net Assets
Beginning of period	188,796,621	189,971,231
End of period	$181,756,954	$188,796,621

Other Information
Shares
Sold	316,925	473,472
Issued in reinvestment of distributions	194,062	495,145
Redeemed	(1,659,891)	(2,421,850)
Net increase (decrease)	(1,148,904)	(1,453,233)

Financial Highlights
VIP Investor Freedom 2020 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$11.39	$14.83	$14.36	$13.29	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.03	.30	.27	.26	.16	.26
Net realized and unrealized gain (loss)	.65	1.10	(2.49)	1.07	1.75	2.04
Total from investment operations	.68	1.40	(2.22)	1.33	1.91	2.30
Distributions from net investment income	(.07)	(.39)	(.26)	(.16)	(.17)	(.26)
Distributions from net realized gain	(.10)	-	(.97)	(.71)	(.67)	(.48)
Total distributions	(.16) C	(.39)	(1.22) C	(.86) C	(.84)	(.74)
Net asset value, end of period	$12.92	$12.40	$11.39	$14.83	$14.36	$13.29
Total Return D,E,F	5.56%	12.39%	(15.83)%	9.54%	14.95%	20.11%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.40% J	2.49%	2.23%	1.78%	1.25%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$181,757	$188,797	$189,971	$252,026	$236,662	$229,641
Portfolio turnover rate K	22 % J	22%	61%	32%	42%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than $.005 per share.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2025 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 28.4%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	178,838	10,735,652
VIP Equity-Income Portfolio Investor Class (a)	326,873	8,756,930
VIP Growth & Income Portfolio Investor Class (a)	395,057	12,045,289
VIP Growth Portfolio Investor Class (a)	158,957	17,849,231
VIP Mid Cap Portfolio Investor Class (a)	71,024	2,763,557
VIP Value Portfolio Investor Class (a)	316,639	6,133,294
VIP Value Strategies Portfolio Investor Class (a)	183,762	3,050,456
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,849,942)		61,334,409

International Equity Funds - 27.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,810,068	20,888,182
VIP Overseas Portfolio Investor Class (a)	1,376,158	38,023,254
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,368,435)		58,911,436

Bond Funds - 44.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,924,593	26,643,046
Fidelity International Bond Index Fund (a)	687,270	6,281,648
Fidelity Long-Term Treasury Bond Index Fund (a)	1,406,897	13,351,455
VIP High Income Portfolio Investor Class (a)	760,420	3,573,975
VIP Investment Grade Bond II Portfolio Investor Class (a)	4,858,418	45,766,303
TOTAL BOND FUNDS (Cost $102,814,089)		95,616,427

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (b) (Cost $920)	920	920

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $171,033,386)	215,863,192
NET OTHER ASSETS (LIABILITIES) - 0.0%	51
NET ASSETS - 100.0%	215,863,243

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	920	-	-	25	-	-	920	0.0%
Total	920	-	-	25	-	-	920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	27,028,466	2,602,481	3,181,894	45,595	(99,458)	293,451	26,643,046
Fidelity International Bond Index Fund	7,653,948	649,579	1,974,448	71,916	(107,755)	60,324	6,281,648
Fidelity Long-Term Treasury Bond Index Fund	12,479,234	5,459,915	3,771,223	237,992	(708,803)	(107,668)	13,351,455
VIP Contrafund Portfolio Investor Class	10,488,933	537,641	2,709,325	42,063	1,005,823	1,412,580	10,735,652
VIP Emerging Markets Portfolio Investor Class	19,998,250	2,591,815	3,527,437	17,194	107,671	1,717,883	20,888,182
VIP Equity-Income Portfolio Investor Class	8,505,454	1,031,968	1,541,429	47,857	113,410	647,527	8,756,930
VIP Government Money Market Portfolio Investor Class 5.09%	-	441,957	441,957	1,902	-	-	-
VIP Growth & Income Portfolio Investor Class	11,687,466	1,071,612	2,275,065	78,288	473,541	1,087,735	12,045,289
VIP Growth Portfolio Investor Class	17,370,525	963,599	4,050,099	257,971	886,487	2,678,719	17,849,231
VIP High Income Portfolio Investor Class	3,726,207	184,064	444,972	1,596	(43,861)	152,537	3,573,975
VIP Investment Grade Bond II Portfolio Investor Class	56,274,990	3,327,907	13,484,762	33,365	(728,701)	376,869	45,766,303
VIP Mid Cap Portfolio Investor Class	2,662,837	374,905	494,005	49,921	57,124	162,696	2,763,557
VIP Overseas Portfolio Investor Class	38,664,121	2,439,305	5,832,210	146,799	972,098	1,779,940	38,023,254
VIP Value Portfolio Investor Class	5,935,662	1,053,939	983,561	128,284	64,445	62,809	6,133,294
VIP Value Strategies Portfolio Investor Class	2,935,535	579,937	524,105	41,679	38,811	20,278	3,050,456
	225,411,628	23,310,624	45,236,492	1,202,422	2,030,832	10,345,680	215,862,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	61,334,409	61,334,409	-	-

International Equity Funds	58,911,436	58,911,436	-	-

Bond Funds	95,616,427	95,616,427	-	-

Short-Term Funds	920	920	-	-
Total Investments in Securities:	215,863,192	215,863,192	-	-
VIP Investor Freedom 2025 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $920)	$920
Other affiliated issuers (cost $171,032,466)	215,862,272

Total Investment in Securities (cost $171,033,386)		$215,863,192
Cash		84
Receivable for investments sold		1,392,371
Receivable for fund shares sold		4,034
Distributions receivable from Fidelity Central Funds		4
Total assets		217,259,685
Liabilities
Payable for investments purchased	$1,396,341
Payable for fund shares redeemed	101
Total liabilities		1,396,442
Net Assets		$215,863,243
Net Assets consist of:
Paid in capital		$169,223,637
Total accumulated earnings (loss)		46,639,606
Net Assets		$215,863,243
Net Asset Value, offering price and redemption price per share ($215,863,243 ÷ 14,635,143 shares)		$14.75
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$505,310
Income from Fidelity Central Funds		25
Total income		505,335
Expenses
Independent trustees' fees and expenses	$299
Total expenses		299
Net Investment income (loss)		505,036
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	2,030,832
Capital gain distributions from underlying funds:
Affiliated issuers	697,112
Total net realized gain (loss)		2,727,944
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	10,345,680
Total change in net unrealized appreciation (depreciation)		10,345,680
Net gain (loss)		13,073,624
Net increase (decrease) in net assets resulting from operations		$13,578,660
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$505,036	$5,169,881
Net realized gain (loss)	2,727,944	3,829,145
Change in net unrealized appreciation (depreciation)	10,345,680	20,169,538
Net increase (decrease) in net assets resulting from operations	13,578,660	29,168,564
Distributions to shareholders	(1,905,579)	(6,397,113)

Share transactions
Proceeds from sales of shares	1,980,132	3,335,240
Reinvestment of distributions	1,905,579	6,397,113
Cost of shares redeemed	(25,108,096)	(40,038,718)

Net increase (decrease) in net assets resulting from share transactions	(21,222,385)	(30,306,365)
Total increase (decrease) in net assets	(9,549,304)	(7,534,914)

Net Assets
Beginning of period	225,412,547	232,947,461
End of period	$215,863,243	$225,412,547

Other Information
Shares
Sold	138,102	251,175
Issued in reinvestment of distributions	135,628	470,894
Redeemed	(1,754,100)	(2,996,065)
Net increase (decrease)	(1,480,370)	(2,273,996)

Financial Highlights
VIP Investor Freedom 2025 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.99	$12.67	$16.55	$15.74	$14.38	$12.45
Income from Investment Operations
Net investment income (loss) A,B	.03	.30	.27	.28	.18	.28
Net realized and unrealized gain (loss)	.85	1.40	(2.85)	1.38	2.02	2.37
Total from investment operations	.88	1.70	(2.58)	1.66	2.20	2.65
Distributions from net investment income	(.06)	(.38)	(.28)	(.18)	(.18)	(.28)
Distributions from net realized gain	(.06)	-	(1.02)	(.67)	(.66)	(.44)
Total distributions	(.12)	(.38)	(1.30)	(.85)	(.84)	(.72)
Net asset value, end of period	$14.75	$13.99	$12.67	$16.55	$15.74	$14.38
Total Return C,D,E	6.34%	13.55%	(16.45)%	10.78%	15.88%	21.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.46% I	2.25%	2.02%	1.74%	1.26%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$215,863	$225,413	$232,947	$317,596	$285,539	$248,822
Portfolio turnover rate J	21 % I	19%	60%	30%	43%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than $.005 per share.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2030 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 32.4%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	347,487	20,859,619
VIP Equity-Income Portfolio Investor Class (a)	635,110	17,014,603
VIP Growth & Income Portfolio Investor Class (a)	767,588	23,403,760
VIP Growth Portfolio Investor Class (a)	308,854	34,681,185
VIP Mid Cap Portfolio Investor Class (a)	137,999	5,369,524
VIP Value Portfolio Investor Class (a)	615,226	11,916,927
VIP Value Strategies Portfolio Investor Class (a)	357,046	5,926,962
TOTAL DOMESTIC EQUITY FUNDS (Cost $65,927,395)		119,172,580

International Equity Funds - 29.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	3,332,711	38,459,490
VIP Overseas Portfolio Investor Class (a)	2,597,472	71,768,141
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $83,230,417)		110,227,631

Bond Funds - 37.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,502,064	31,903,800
Fidelity International Bond Index Fund (a)	966,462	8,833,465
Fidelity Long-Term Treasury Bond Index Fund (a)	2,561,883	24,312,273
VIP High Income Portfolio Investor Class (a)	1,297,536	6,098,417
VIP Investment Grade Bond II Portfolio Investor Class (a)	7,197,057	67,796,280
TOTAL BOND FUNDS (Cost $149,338,609)		138,944,235

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $298,496,421)	368,344,446
NET OTHER ASSETS (LIABILITIES) - 0.0%	(57)
NET ASSETS - 100.0%	368,344,389

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	29,308,255	4,086,339	1,741,707	51,431	(5,626)	256,539	31,903,800
Fidelity International Bond Index Fund	10,191,161	1,035,847	2,335,856	96,939	(116,819)	59,132	8,833,465
Fidelity Long-Term Treasury Bond Index Fund	20,988,446	9,439,383	4,743,257	415,055	(1,055,521)	(316,778)	24,312,273
VIP Contrafund Portfolio Investor Class	18,868,495	1,161,881	3,663,286	76,505	811,817	3,680,712	20,859,619
VIP Emerging Markets Portfolio Investor Class	33,950,905	4,882,613	3,655,493	29,581	(86,877)	3,368,342	38,459,490
VIP Equity-Income Portfolio Investor Class	15,300,404	1,972,924	1,661,113	86,916	56,171	1,346,217	17,014,603
VIP Government Money Market Portfolio Investor Class 5.09%	-	729,708	729,708	3,135	-	-	-
VIP Growth & Income Portfolio Investor Class	21,024,526	2,020,992	2,536,808	142,469	122,773	2,772,277	23,403,760
VIP Growth Portfolio Investor Class	31,247,840	2,114,658	5,316,424	469,193	702,600	5,932,511	34,681,185
VIP High Income Portfolio Investor Class	5,837,063	436,063	353,852	2,535	(1,736)	180,879	6,098,417
VIP Investment Grade Bond II Portfolio Investor Class	78,371,865	6,235,762	16,369,201	46,994	(755,464)	313,318	67,796,280
VIP Mid Cap Portfolio Investor Class	4,790,238	759,874	583,889	90,813	27,662	375,639	5,369,524
VIP Overseas Portfolio Investor Class	67,250,038	5,359,037	5,799,431	258,965	67,369	4,891,128	71,768,141
VIP Value Portfolio Investor Class	10,677,730	2,097,620	1,085,026	232,950	41,816	184,787	11,916,927
VIP Value Strategies Portfolio Investor Class	5,280,813	1,146,713	604,514	75,816	30,537	73,413	5,926,962
	353,087,779	43,479,414	51,179,565	2,079,297	(161,298)	23,118,116	368,344,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	119,172,580	119,172,580	-	-

International Equity Funds	110,227,631	110,227,631	-	-

Bond Funds	138,944,235	138,944,235	-	-
Total Investments in Securities:	368,344,446	368,344,446	-	-
VIP Investor Freedom 2030 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $298,496,421)	$368,344,446

Total Investment in Securities (cost $298,496,421)		$368,344,446
Cash		2
Receivable for investments sold		2,383,368
Receivable for fund shares sold		676,183
Total assets		371,403,999
Liabilities
Payable for investments purchased	$3,059,466
Payable for fund shares redeemed	144
Total liabilities		3,059,610
Net Assets		$368,344,389
Net Assets consist of:
Paid in capital		$302,413,031
Total accumulated earnings (loss)		65,931,358
Net Assets		$368,344,389
Net Asset Value, offering price and redemption price per share ($368,344,389 ÷ 24,090,343 shares)		$15.29
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$814,840
Expenses
Independent trustees' fees and expenses	$479
Total expenses		479
Net Investment income (loss)		814,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(161,298)
Capital gain distributions from underlying funds:
Affiliated issuers	1,264,457
Total net realized gain (loss)		1,103,159
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	23,118,116
Total change in net unrealized appreciation (depreciation)		23,118,116
Net gain (loss)		24,221,275
Net increase (decrease) in net assets resulting from operations		$25,035,636
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$814,361	$7,330,788
Net realized gain (loss)	1,103,159	2,581,324
Change in net unrealized appreciation (depreciation)	23,118,116	37,546,454
Net increase (decrease) in net assets resulting from operations	25,035,636	47,458,566
Distributions to shareholders	(1,153,293)	(8,449,708)

Share transactions
Proceeds from sales of shares	7,423,221	11,192,683
Reinvestment of distributions	1,153,293	8,449,708
Cost of shares redeemed	(17,202,137)	(46,438,462)

Net increase (decrease) in net assets resulting from share transactions	(8,625,623)	(26,796,071)
Total increase (decrease) in net assets	15,256,720	12,212,787

Net Assets
Beginning of period	353,087,669	340,874,882
End of period	$368,344,389	$353,087,669

Other Information
Shares
Sold	504,641	823,891
Issued in reinvestment of distributions	79,483	606,998
Redeemed	(1,160,774)	(3,412,909)
Net increase (decrease)	(576,650)	(1,982,020)

Financial Highlights
VIP Investor Freedom 2030 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.31	$12.79	$16.73	$15.70	$14.26	$12.10
Income from Investment Operations
Net investment income (loss) A,B	.03	.29	.26	.28	.17	.27
Net realized and unrealized gain (loss)	1.00	1.57	(2.95)	1.60	2.14	2.62
Total from investment operations	1.03	1.86	(2.69)	1.88	2.31	2.89
Distributions from net investment income	(.05)	(.34)	(.27)	(.17)	(.17)	(.27)
Distributions from net realized gain	-	-	(.99)	(.68)	(.69)	(.46)
Total distributions	(.05)	(.34)	(1.25) C	(.85)	(.87) C	(.73)
Net asset value, end of period	$15.29	$14.31	$12.79	$16.73	$15.70	$14.26
Total Return D,E,F	7.19%	14.63%	(16.91)%	12.25%	16.82%	24.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.45% J	2.11%	1.88%	1.71%	1.26%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$368,344	$353,088	$340,875	$415,184	$325,667	$276,764
Portfolio turnover rate K	24 % J	21%	57%	23%	41%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than $.005 per share.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2035 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 38.7%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	15,125	907,968
VIP Equity-Income Portfolio Investor Class (a)	27,645	740,612
VIP Growth & Income Portfolio Investor Class (a)	33,412	1,018,723
VIP Growth Portfolio Investor Class (a)	13,444	1,509,593
VIP Mid Cap Portfolio Investor Class (a)	6,007	233,727
VIP Value Portfolio Investor Class (a)	26,779	518,718
VIP Value Strategies Portfolio Investor Class (a)	15,542	257,993
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,511,225)		5,187,334

International Equity Funds - 34.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	135,490	1,563,550
VIP Overseas Portfolio Investor Class (a)	109,129	3,015,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,223,050)		4,578,777

Bond Funds - 27.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	62,813	572,229
Fidelity International Bond Index Fund (a)	27,653	252,750
Fidelity Long-Term Treasury Bond Index Fund (a)	99,043	939,918
VIP High Income Portfolio Investor Class (a)	47,197	221,828
VIP Investment Grade Bond II Portfolio Investor Class (a)	174,915	1,647,698
TOTAL BOND FUNDS (Cost $3,635,109)		3,634,423

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,369,384)	13,400,534
NET OTHER ASSETS (LIABILITIES) - 0.0%	73
NET ASSETS - 100.0%	13,400,607

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	240,670	339,514	13,181	601	(269)	5,495	572,229
Fidelity International Bond Index Fund	152,951	153,511	53,346	1,902	(4)	(362)	252,750
Fidelity Long-Term Treasury Bond Index Fund	409,440	666,927	106,153	11,944	(6,802)	(23,494)	939,918
VIP Contrafund Portfolio Investor Class	422,221	451,522	108,731	2,191	(51)	143,007	907,968
VIP Emerging Markets Portfolio Investor Class	701,984	835,469	81,040	785	149	106,988	1,563,550
VIP Equity-Income Portfolio Investor Class	342,362	394,611	39,222	2,480	187	42,674	740,612
VIP Government Money Market Portfolio Investor Class 5.09%	-	20,810	20,810	84	-	-	-
VIP Growth & Income Portfolio Investor Class	470,445	518,656	62,401	4,074	223	91,800	1,018,723
VIP Growth Portfolio Investor Class	699,256	757,067	162,190	13,480	(386)	215,846	1,509,593
VIP High Income Portfolio Investor Class	106,364	116,711	6,337	59	(65)	5,155	221,828
VIP Investment Grade Bond II Portfolio Investor Class	984,966	978,376	314,622	753	(4,081)	3,059	1,647,698
VIP Mid Cap Portfolio Investor Class	107,218	128,257	13,814	2,596	167	11,899	233,727
VIP Overseas Portfolio Investor Class	1,439,435	1,557,130	130,289	7,112	(171)	149,122	3,015,227
VIP Value Portfolio Investor Class	238,963	297,128	22,230	6,647	374	4,483	518,718
VIP Value Strategies Portfolio Investor Class	118,194	151,433	13,575	2,167	239	1,702	257,993
	6,434,469	7,367,122	1,147,941	56,875	(10,490)	757,374	13,400,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,187,334	5,187,334	-	-

International Equity Funds	4,578,777	4,578,777	-	-

Bond Funds	3,634,423	3,634,423	-	-
Total Investments in Securities:	13,400,534	13,400,534	-	-
VIP Investor Freedom 2035 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,369,384)	$13,400,534

Total Investment in Securities (cost $12,369,384)		$13,400,534
Cash		75
Receivable for investments sold		113,789
Total assets		13,514,398
Liabilities
Payable for investments purchased	$113,724
Payable for fund shares redeemed	67
Total liabilities		113,791
Net Assets		$13,400,607
Net Assets consist of:
Paid in capital		$12,346,449
Total accumulated earnings (loss)		1,054,158
Net Assets		$13,400,607
Net Asset Value, offering price and redemption price per share ($13,400,607 ÷ 1,164,873 shares)		$11.50
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$20,783
Expenses
Independent trustees' fees and expenses	$11
Miscellaneous	9
Total expenses before reductions	20
Expense reductions	(1)
Total expenses after reductions		19
Net Investment income (loss)		20,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,490)
Capital gain distributions from underlying funds:
Affiliated issuers	36,092
Total net realized gain (loss)		25,602
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	757,374
Total change in net unrealized appreciation (depreciation)		757,374
Net gain (loss)		782,976
Net increase (decrease) in net assets resulting from operations		$803,740
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,764	$98,408
Net realized gain (loss)	25,602	55,321
Change in net unrealized appreciation (depreciation)	757,374	273,776
Net increase (decrease) in net assets resulting from operations	803,740	427,505
Distributions to shareholders	(75,952)	(101,135)

Share transactions
Proceeds from sales of shares	6,387,272	6,859,975
Reinvestment of distributions	66,152	83,535
Cost of shares redeemed	(215,134)	(835,351)

Net increase (decrease) in net assets resulting from share transactions	6,238,290	6,108,159
Total increase (decrease) in net assets	6,966,078	6,434,529

Net Assets
Beginning of period	6,434,529	-
End of period	$13,400,607	$6,434,529

Other Information
Shares
Sold	576,641	678,232
Issued in reinvestment of distributions	6,103	7,800
Redeemed	(19,796)	(84,107)
Net increase (decrease)	562,948	601,925

Financial Highlights
VIP Investor Freedom 2035 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.24
Net realized and unrealized gain (loss)	.89	.63
Total from investment operations	.91	.87
Distributions from net investment income	-	(.17)
Distributions from net realized gain	(.10)	- D
Total distributions	(.10)	(.18) E
Net asset value, end of period	$11.50	$10.69
Total Return F,G,H	8.55%	8.66%
Ratios to Average Net Assets C,I,J
Expenses before reductions D	-% K,L	-% K
Expenses net of fee waivers, if any D	- % K,L	-% K
Expenses net of all reductions D	-% K,L	-% K
Net investment income (loss)	.43% K,L	3.25% K
Supplemental Data
Net assets, end of period (000 omitted)	$13,401	$6,435
Portfolio turnover rate M	24 % K	37% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2040 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 47.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	14,260	856,019
VIP Equity-Income Portfolio Investor Class (a)	26,063	698,232
VIP Growth & Income Portfolio Investor Class (a)	31,500	960,432
VIP Growth Portfolio Investor Class (a)	12,675	1,423,327
VIP Mid Cap Portfolio Investor Class (a)	5,663	220,353
VIP Value Portfolio Investor Class (a)	25,247	489,032
VIP Value Strategies Portfolio Investor Class (a)	14,653	243,234
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,163,280)		4,890,629

International Equity Funds - 40.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	119,917	1,383,837
VIP Overseas Portfolio Investor Class (a)	99,881	2,759,707
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,759,759)		4,143,544

Bond Funds - 12.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	24,296	221,338
Fidelity International Bond Index Fund (a)	12,148	111,033
Fidelity Long-Term Treasury Bond Index Fund (a)	72,141	684,622
VIP High Income Portfolio Investor Class (a)	5,961	28,018
VIP Investment Grade Bond II Portfolio Investor Class (a)	28,389	267,423
TOTAL BOND FUNDS (Cost $1,320,052)		1,312,434

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,243,091)	10,346,607
NET OTHER ASSETS (LIABILITIES) - 0.0%	75
NET ASSETS - 100.0%	10,346,682

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	154,354	75,065	9,969	319	(135)	2,023	221,338
Fidelity International Bond Index Fund	101,571	58,150	48,374	1,018	260	(574)	111,033
Fidelity Long-Term Treasury Bond Index Fund	440,948	363,220	88,221	10,246	(6,039)	(25,286)	684,622
VIP Contrafund Portfolio Investor Class	578,071	224,717	102,667	2,411	2,727	153,171	856,019
VIP Emerging Markets Portfolio Investor Class	898,561	461,035	82,028	818	2,304	103,965	1,383,837
VIP Equity-Income Portfolio Investor Class	468,751	223,435	41,044	2,770	101	46,989	698,232
VIP Government Money Market Portfolio Investor Class 5.09%	-	18,548	18,548	79	-	-	-
VIP Growth & Income Portfolio Investor Class	644,121	275,964	59,529	4,495	358	99,518	960,432
VIP Growth Portfolio Investor Class	957,343	390,440	155,469	14,784	3,411	227,602	1,423,327
VIP High Income Portfolio Investor Class	19,510	9,104	1,308	9	(7)	719	28,018
VIP Investment Grade Bond II Portfolio Investor Class	413,221	187,442	329,510	223	(5,525)	1,795	267,423
VIP Mid Cap Portfolio Investor Class	146,763	72,845	11,983	2,882	35	12,693	220,353
VIP Overseas Portfolio Investor Class	1,900,461	845,748	138,925	7,636	616	151,807	2,759,707
VIP Value Portfolio Investor Class	327,138	177,430	20,812	7,444	(30)	5,306	489,032
VIP Value Strategies Portfolio Investor Class	161,793	91,108	11,647	2,411	(15)	1,995	243,234
	7,212,606	3,474,251	1,120,034	57,545	(1,939)	781,723	10,346,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,890,629	4,890,629	-	-

International Equity Funds	4,143,544	4,143,544	-	-

Bond Funds	1,312,434	1,312,434	-	-
Total Investments in Securities:	10,346,607	10,346,607	-	-
VIP Investor Freedom 2040 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $9,243,091)	$10,346,607

Total Investment in Securities (cost $9,243,091)		$10,346,607
Cash		74
Receivable for investments sold		87,159
Receivable for fund shares sold		2,649
Total assets		10,436,489
Liabilities
Payable for investments purchased	$89,805
Payable for fund shares redeemed	2
Total liabilities		89,807
Net Assets		$10,346,682
Net Assets consist of:
Paid in capital		$9,196,304
Total accumulated earnings (loss)		1,150,378
Net Assets		$10,346,682
Net Asset Value, offering price and redemption price per share ($10,346,682 ÷ 875,332 shares)		$11.82
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$17,718
Expenses
Independent trustees' fees and expenses	$11
Miscellaneous	11
Total expenses before reductions	22
Expense reductions	(1)
Total expenses after reductions		21
Net Investment income (loss)		17,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,939)
Capital gain distributions from underlying funds:
Affiliated issuers	39,827
Total net realized gain (loss)		37,888
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	781,723
Total change in net unrealized appreciation (depreciation)		781,723
Net gain (loss)		819,611
Net increase (decrease) in net assets resulting from operations		$837,308
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,697	$89,685
Net realized gain (loss)	37,888	101,920
Change in net unrealized appreciation (depreciation)	781,723	321,793
Net increase (decrease) in net assets resulting from operations	837,308	513,398
Distributions to shareholders	(107,733)	(92,595)

Share transactions
Proceeds from sales of shares	2,568,785	6,769,009
Reinvestment of distributions	92,133	78,495
Cost of shares redeemed	(256,475)	(55,643)

Net increase (decrease) in net assets resulting from share transactions	2,404,443	6,791,861
Total increase (decrease) in net assets	3,134,018	7,212,664

Net Assets
Beginning of period	7,212,664	-
End of period	$10,346,682	$7,212,664

Other Information
Shares
Sold	225,872	662,827
Issued in reinvestment of distributions	8,338	7,215
Redeemed	(23,303)	(5,617)
Net increase (decrease)	210,907	664,425

Financial Highlights
VIP Investor Freedom 2040 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.21
Net realized and unrealized gain (loss)	1.10	.79
Total from investment operations	1.12	1.00
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.16)	- D
Total distributions	(.16)	(.14)
Net asset value, end of period	$11.82	$10.86
Total Return E,F,G	10.38%	10.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions D	-% J,K	-% K
Expenses net of fee waivers, if any D	- % J,K	-% K
Expenses net of all reductions D	-% J,K	-% K
Net investment income (loss)	.40% J,K	2.94% K
Supplemental Data
Net assets, end of period (000 omitted)	$10,347	$7,213
Portfolio turnover rate L	25 % K	14% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2045 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	5,964	358,042
VIP Equity-Income Portfolio Investor Class (a)	10,901	292,040
VIP Growth & Income Portfolio Investor Class (a)	13,175	401,706
VIP Growth Portfolio Investor Class (a)	5,302	595,323
VIP Mid Cap Portfolio Investor Class (a)	2,369	92,164
VIP Value Portfolio Investor Class (a)	10,560	204,541
VIP Value Strategies Portfolio Investor Class (a)	6,129	101,734
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,739,161)		2,045,550

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	49,099	566,599
VIP Overseas Portfolio Investor Class (a)	41,782	1,154,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,568,895)		1,721,043

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,196	47,339
Fidelity International Bond Index Fund (a)	89	812
Fidelity Long-Term Treasury Bond Index Fund (a)	23,452	222,562
VIP High Income Portfolio Investor Class (a)	2,332	10,960
TOTAL BOND FUNDS (Cost $288,114)		281,673

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,596,170)	4,048,266
NET OTHER ASSETS (LIABILITIES) - 0.0%	73
NET ASSETS - 100.0%	4,048,339

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	58,017	20,555	31,615	71	(934)	1,316	47,339
Fidelity International Bond Index Fund	14,892	3,285	17,335	104	270	(300)	812
Fidelity Long-Term Treasury Bond Index Fund	165,756	108,094	39,856	3,373	(2,766)	(8,666)	222,562
VIP Contrafund Portfolio Investor Class	230,819	100,632	35,602	977	551	61,642	358,042
VIP Emerging Markets Portfolio Investor Class	352,114	201,105	28,715	326	795	41,300	566,599
VIP Equity-Income Portfolio Investor Class	187,159	100,575	14,452	1,124	(26)	18,784	292,040
VIP Government Money Market Portfolio Investor Class 5.09%	-	6,690	6,690	28	-	-	-
VIP Growth & Income Portfolio Investor Class	257,189	124,869	20,388	1,822	49	39,987	401,706
VIP Growth Portfolio Investor Class	382,282	175,887	55,782	5,992	891	92,045	595,323
VIP High Income Portfolio Investor Class	7,333	3,758	399	3	(5)	273	10,960
VIP Investment Grade Bond II Portfolio Investor Class	50,144	4,497	54,029	11	(618)	6	-
VIP Mid Cap Portfolio Investor Class	58,622	32,245	3,905	1,170	42	5,160	92,164
VIP Overseas Portfolio Investor Class	751,475	390,990	49,047	3,072	101	60,925	1,154,444
VIP Value Portfolio Investor Class	130,647	78,596	6,961	3,022	27	2,232	204,541
VIP Value Strategies Portfolio Investor Class	64,622	40,187	3,949	979	54	820	101,734
	2,711,071	1,391,965	368,725	22,074	(1,569)	315,524	4,048,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,045,550	2,045,550	-	-

International Equity Funds	1,721,043	1,721,043	-	-

Bond Funds	281,673	281,673	-	-
Total Investments in Securities:	4,048,266	4,048,266	-	-
VIP Investor Freedom 2045 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,596,170)	$4,048,266

Total Investment in Securities (cost $3,596,170)		$4,048,266
Cash		74
Receivable for investments sold		32,914
Total assets		4,081,254
Liabilities
Payable for investments purchased	$32,896
Payable for fund shares redeemed	19
Total liabilities		32,915
Net Assets		$4,048,339
Net Assets consist of:
Paid in capital		$3,579,343
Total accumulated earnings (loss)		468,996
Net Assets		$4,048,339
Net Asset Value, offering price and redemption price per share ($4,048,339 ÷ 338,770 shares)		$11.95
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,929
Expenses
Independent trustees' fees and expenses	$4
Miscellaneous	8
Total expenses before reductions	12
Expense reductions	(1)
Total expenses after reductions		11
Net Investment income (loss)		5,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,569)
Capital gain distributions from underlying funds:
Affiliated issuers	16,145
Total net realized gain (loss)		14,576
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	315,524
Total change in net unrealized appreciation (depreciation)		315,524
Net gain (loss)		330,100
Net increase (decrease) in net assets resulting from operations		$336,018
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,918	$29,300
Net realized gain (loss)	14,576	38,012
Change in net unrealized appreciation (depreciation)	315,524	136,572
Net increase (decrease) in net assets resulting from operations	336,018	203,884
Distributions to shareholders	(40,342)	(30,564)

Share transactions
Proceeds from sales of shares	1,069,662	2,621,413
Reinvestment of distributions	24,942	17,664
Cost of shares redeemed	(53,081)	(101,257)

Net increase (decrease) in net assets resulting from share transactions	1,041,523	2,537,820
Total increase (decrease) in net assets	1,337,199	2,711,140

Net Assets
Beginning of period	2,711,140	-
End of period	$4,048,339	$2,711,140

Other Information
Shares
Sold	92,582	256,789
Issued in reinvestment of distributions	2,239	1,616
Redeemed	(4,621)	(9,835)
Net increase (decrease)	90,200	248,570

Financial Highlights
VIP Investor Freedom 2045 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.19
Net realized and unrealized gain (loss)	1.17	.85
Total from investment operations	1.19	1.04
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.15)	(.01)
Total distributions	(.15)	(.13)
Net asset value, end of period	$11.95	$10.91
Total Return D,E,F	11.05%	10.39%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-% J,K	-% K
Expenses net of fee waivers, if any I	- % J,K	-% K
Expenses net of all reductions I	-% J,K	-% K
Net investment income (loss)	.36% J,K	2.53% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,048	$2,711
Portfolio turnover rate L	23 % K	19% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JProxy expenses are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Investor Freedom 2050 Portfolio℠
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	7,468	448,329
VIP Equity-Income Portfolio Investor Class (a)	13,650	365,683
VIP Growth & Income Portfolio Investor Class (a)	16,497	503,003
VIP Growth Portfolio Investor Class (a)	6,639	745,445
VIP Mid Cap Portfolio Investor Class (a)	2,966	115,404
VIP Value Portfolio Investor Class (a)	13,223	256,120
VIP Value Strategies Portfolio Investor Class (a)	7,674	127,388
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,224,264)		2,561,372

International Equity Funds - 42.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	61,480	709,478
VIP Overseas Portfolio Investor Class (a)	52,318	1,445,559
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,982,742)		2,155,037

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	6,507	59,277
Fidelity International Bond Index Fund (a)	111	1,017
Fidelity Long-Term Treasury Bond Index Fund (a)	29,366	278,687
VIP High Income Portfolio Investor Class (a)	2,920	13,724
TOTAL BOND FUNDS (Cost $357,082)		352,705

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,564,088)	5,069,114
NET OTHER ASSETS (LIABILITIES) - 0.0%	73
NET ASSETS - 100.0%	5,069,187

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	61,304	45,880	48,452	87	(1,097)	1,642	59,277
Fidelity International Bond Index Fund	15,735	10,314	25,036	109	316	(312)	1,017
Fidelity Long-Term Treasury Bond Index Fund	175,072	192,255	75,457	4,076	(4,388)	(8,795)	278,687
VIP Contrafund Portfolio Investor Class	243,897	213,406	79,945	899	3,122	67,849	448,329
VIP Emerging Markets Portfolio Investor Class	372,141	370,405	85,944	340	714	52,162	709,478
VIP Equity-Income Portfolio Investor Class	197,773	183,360	37,207	1,174	321	21,436	365,683
VIP Government Money Market Portfolio Investor Class 5.09%	-	8,779	8,779	37	-	-	-
VIP Growth & Income Portfolio Investor Class	271,765	238,144	53,492	1,678	915	45,671	503,003
VIP Growth Portfolio Investor Class	403,921	357,996	122,525	5,511	5,624	100,429	745,445
VIP High Income Portfolio Investor Class	7,749	7,236	1,583	4	(2)	324	13,724
VIP Investment Grade Bond II Portfolio Investor Class	52,987	6,144	58,455	9	(581)	(95)	-
VIP Mid Cap Portfolio Investor Class	61,927	60,377	12,443	1,222	278	5,265	115,404
VIP Overseas Portfolio Investor Class	794,144	742,966	155,716	3,208	2,091	62,074	1,445,559
VIP Value Portfolio Investor Class	138,033	140,509	24,769	3,156	105	2,242	256,120
VIP Value Strategies Portfolio Investor Class	68,270	70,553	12,232	1,023	132	665	127,388
	2,864,718	2,648,324	802,035	22,533	7,550	350,557	5,069,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,561,372	2,561,372	-	-

International Equity Funds	2,155,037	2,155,037	-	-

Bond Funds	352,705	352,705	-	-
Total Investments in Securities:	5,069,114	5,069,114	-	-
VIP Investor Freedom 2050 Portfolio℠
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $4,564,088)	$5,069,114

Total Investment in Securities (cost $4,564,088)		$5,069,114
Cash		74
Receivable for investments sold		41,095
Total assets		5,110,283
Liabilities
Payable for investments purchased	$41,074
Payable for fund shares redeemed	22
Total liabilities		41,096
Net Assets		$5,069,187
Net Assets consist of:
Paid in capital		$4,536,363
Total accumulated earnings (loss)		532,824
Net Assets		$5,069,187
Net Asset Value, offering price and redemption price per share ($5,069,187 ÷ 423,483 shares)		$11.97
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,752
Expenses
Independent trustees' fees and expenses	$5
Miscellaneous	4
Total expenses before reductions	9
Expense reductions	(1)
Total expenses after reductions		8
Net Investment income (loss)		6,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	7,550
Capital gain distributions from underlying funds:
Affiliated issuers	15,781
Total net realized gain (loss)		23,331
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	350,557
Total change in net unrealized appreciation (depreciation)		350,557
Net gain (loss)		373,888
Net increase (decrease) in net assets resulting from operations		$380,632
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	For the period April 13, 2023 (commencement of operations) through December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,744	$27,251
Net realized gain (loss)	23,331	36,149
Change in net unrealized appreciation (depreciation)	350,557	154,469
Net increase (decrease) in net assets resulting from operations	380,632	217,869
Distributions to shareholders	(36,847)	(28,830)

Share transactions
Proceeds from sales of shares	2,309,450	2,662,800
Reinvestment of distributions	21,547	17,730
Cost of shares redeemed	(470,389)	(4,775)

Net increase (decrease) in net assets resulting from share transactions	1,860,608	2,675,755
Total increase (decrease) in net assets	2,204,393	2,864,794

Net Assets
Beginning of period	2,864,794	-
End of period	$5,069,187	$2,864,794

Other Information
Shares
Sold	200,574	261,115
Issued in reinvestment of distributions	1,932	1,619
Redeemed	(41,285)	(472)
Net increase (decrease)	161,221	262,262

Financial Highlights
VIP Investor Freedom 2050 Portfolio℠

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.18
Net realized and unrealized gain (loss)	1.18	.85
Total from investment operations	1.20	1.03
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.15)	(.01)
Total distributions	(.15)	(.11) D
Net asset value, end of period	$11.97	$10.92
Total Return E,F,G	11.12%	10.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K,L	-% K
Expenses net of fee waivers, if any J	- % K,L	-% K
Expenses net of all reductions J	-% K,L	-% K
Net investment income (loss)	.34% K,L	2.40% K
Supplemental Data
Net assets, end of period (000 omitted)	$5,069	$2,865
Portfolio turnover rate M	42 % K	12% K

AFor the period April 13, 2023 (commencement of operations) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio, VIP Investor Freedom 2030 Portfolio, VIP Investor Freedom 2035 Portfolio, VIP Investor Freedom 2040 Portfolio, VIP Investor Freedom 2045 Portfolio and VIP Investor Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Investor Freedom Income Portfolio	73,060,103	6,951,216	(3,311,188)	3,640,028
VIP Investor Freedom 2010 Portfolio	51,744,917	6,639,623	(2,419,729)	4,219,894
VIP Investor Freedom 2015 Portfolio	80,215,062	14,832,794	(3,940,241)	10,892,553
VIP Investor Freedom 2020 Portfolio	152,462,266	36,823,253	(7,532,017)	29,291,236
VIP Investor Freedom 2025 Portfolio	172,229,627	51,865,900	(8,232,335)	43,633,565
VIP Investor Freedom 2030 Portfolio	300,450,508	79,873,816	(11,979,878)	67,893,938
VIP Investor Freedom 2035 Portfolio	12,401,740	1,052,555	(53,761)	998,794
VIP Investor Freedom 2040 Portfolio	9,255,422	1,127,695	(36,510)	1,091,185
VIP Investor Freedom 2045 Portfolio	3,600,469	462,201	(14,404)	447,797
VIP Investor Freedom 2050 Portfolio	4,570,987	514,010	(15,883)	498,127

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Investor Freedom Income Portfolio	(854,710)	(1,971,523)	(2,826,233)
VIP Investor Freedom 2010 Portfolio	(703,469)	(416,483)	(1,119,952)
VIP Investor Freedom 2030 Portfolio	(3,129,410)	(937,747)	(4,067,157)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the merger and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	6,815,998	12,788,472
VIP Investor Freedom 2010 Portfolio	5,591,532	7,567,081
VIP Investor Freedom 2015 Portfolio	10,583,151	13,923,000
VIP Investor Freedom 2020 Portfolio	20,045,605	36,042,346
VIP Investor Freedom 2025 Portfolio	23,310,624	45,236,492
VIP Investor Freedom 2030 Portfolio	43,479,414	51,179,565
VIP Investor Freedom 2035 Portfolio	7,367,122	1,147,941
VIP Investor Freedom 2040 Portfolio	3,474,251	1,120,034
VIP Investor Freedom 2045 Portfolio	1,391,965	368,725
VIP Investor Freedom 2050 Portfolio	2,648,324	802,035

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
VIP Investor Freedom 2020 Portfolio	30
VIP Investor Freedom 2035 Portfolio	1
VIP Investor Freedom 2040 Portfolio	1
VIP Investor Freedom 2045 Portfolio	1
VIP Investor Freedom 2050 Portfolio	1

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%
VIP Investor Freedom 2035 Portfolio	100%
VIP Investor Freedom 2040 Portfolio	100%
VIP Investor Freedom 2045 Portfolio	100%
VIP Investor Freedom 2050 Portfolio	100%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

9. Merger Information.
On June 7, 2024, VIP Investor Freedom Income Portfolio acquired all of the assets and assumed all of the liabilities of VIP Investor Freedom 2005 Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by VIP Investor Freedom Income Portfolio. The acquisition was accomplished by an exchange of shares of VIP Investor Freedom Income Portfolio for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by VIP Investor Freedom Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of VIP Investor Freedom Income Portfolio's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
VIP Investor Freedom 2005 Portfolio	18,110,255	841,155	18,112,866	1,648,130	.9900181984

Surviving Fund	Net Assets $	Total net assets after the acquisition $
VIP Investor Freedom Income Portfolio	59,587,913	77,700,779

Pro forma results of operations of the combined entity for the entire period ended June 30, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$454,363
Total net realized gain (loss)	(305,531)
Total change in net unrealized appreciation (depreciation)	1,810,035
Net increase (decrease) in net assets resulting from operations	$1,958,867

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the VIP Freedom Income Portfolio accompanying Statement of Operations since June 7, 2024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.833440.118
VIPIFF-SANN-0824
Fidelity® Variable Insurance Products:

VIP Investment Grade Bond II Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Investment Grade Bond II Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 25.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
1.65% 2/1/28	284,000	252,202
2.25% 2/1/32	467,000	378,830
2.55% 12/1/33	1,877,000	1,492,491
2.75% 6/1/31	509,000	435,854
2.95% 7/15/26	219,000	208,899
3.3% 2/1/52	484,000	321,395
3.5% 6/1/41	261,000	199,404
3.5% 9/15/53	864,000	586,516
3.55% 9/15/55	1,880,000	1,267,478
3.65% 6/1/51	400,000	282,534
3.65% 9/15/59	1,076,000	721,589
3.8% 2/15/27	247,000	238,638
3.8% 12/1/57	1,915,000	1,337,888
4.35% 6/15/45	175,000	145,120
4.5% 3/9/48	224,000	184,687
4.65% 6/1/44	216,000	184,580
Orange SA 5.5% 2/6/44	82,000	79,095
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	171,000	165,988
5.213% 3/8/47	180,000	158,985
7.045% 6/20/36	71,000	77,249
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	89,764
1.68% 10/30/30	92,000	74,772
2.1% 3/22/28	751,000	675,397
2.355% 3/15/32	1,607,000	1,313,684
2.55% 3/21/31	2,142,000	1,819,861
3% 3/22/27	163,000	154,220
3.55% 3/22/51	299,000	215,172
4.125% 3/16/27	192,000	187,160
4.272% 1/15/36	666,000	603,359
4.329% 9/21/28	419,000	407,414
4.4% 11/1/34	103,000	95,444
4.75% 11/1/41	27,000	24,847
5.012% 4/15/49	67,000	64,737
5.012% 8/21/54	344,000	313,496
		14,758,749
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	248,574
2.65% 1/13/31	435,000	379,681
2.75% 9/1/49	286,000	181,674
3.5% 5/13/40	187,000	149,193
3.6% 1/13/51	186,000	138,632
3.7% 10/15/25	192,000	188,336
3.8% 3/22/30	2,891,000	2,738,201
4.7% 3/23/50	1,046,000	945,030
5.4% 10/1/43	106,000	104,863
6.15% 3/1/37	108,000	116,843
6.15% 2/15/41	288,000	309,127
		5,500,154
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	194,214
1.1% 8/15/30	404,000	329,951
1.998% 8/15/26	63,000	59,337
2.05% 8/15/50	404,000	229,722
Baidu, Inc. 3.425% 4/7/30	334,000	304,351
		1,117,575
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	572,940
3.5% 6/1/41	924,000	620,575
3.7% 4/1/51	243,000	147,766
3.85% 4/1/61	2,000,000	1,167,836
3.9% 6/1/52	4,000,000	2,508,346
4.2% 3/15/28	302,000	285,401
4.4% 4/1/33	318,000	280,331
4.8% 3/1/50	6,000,000	4,401,527
4.908% 7/23/25	163,000	161,417
5.05% 3/30/29	1,087,000	1,045,360
5.125% 7/1/49	339,000	260,217
5.25% 4/1/53	242,000	189,854
5.375% 5/1/47	2,518,000	2,011,647
5.5% 4/1/63	318,000	246,417
5.75% 4/1/48	143,000	119,555
6.1% 6/1/29	2,108,000	2,114,894
6.384% 10/23/35	369,000	359,775
6.484% 10/23/45	474,000	432,942
6.55% 6/1/34	1,149,000	1,149,382
6.834% 10/23/55	3,000,000	2,836,417
Comcast Corp.:
1.5% 2/15/31	390,000	313,223
1.95% 1/15/31	70,000	57,812
2.35% 1/15/27	653,000	611,356
2.45% 8/15/52	390,000	219,545
2.65% 2/1/30	216,000	191,250
2.8% 1/15/51	224,000	138,379
3.15% 3/1/26	137,000	132,423
3.3% 2/1/27	327,000	313,445
3.375% 8/15/25	376,000	368,469
3.4% 4/1/30	200,000	183,859
3.45% 2/1/50	204,000	143,933
3.75% 4/1/40	160,000	130,155
3.969% 11/1/47	143,000	111,536
4% 3/1/48	329,000	258,148
4.15% 10/15/28	517,000	500,500
Discovery Communications LLC 3.625% 5/15/30	765,000	673,159
Fox Corp.:
4.709% 1/25/29	515,000	505,820
5.476% 1/25/39	331,000	315,573
5.576% 1/25/49	406,000	372,759
Time Warner Cable LLC:
4.5% 9/15/42	418,000	305,934
5.5% 9/1/41	214,000	178,216
5.875% 11/15/40	188,000	163,122
6.55% 5/1/37	2,538,000	2,403,497
7.3% 7/1/38	585,000	591,998
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	130,917
3% 7/30/46	123,000	83,652
3.15% 9/17/25	260,000	253,376
4.125% 6/1/44	156,000	130,085
Warnermedia Holdings, Inc.:
3.638% 3/15/25	281,000	276,643
3.755% 3/15/27	853,000	809,855
4.054% 3/15/29	190,000	175,464
4.279% 3/15/32	4,437,000	3,872,736
5.05% 3/15/42	692,000	562,879
5.141% 3/15/52	8,192,000	6,378,359
		42,770,676
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	370,059
2.25% 11/15/31	5,000,000	4,086,464
3.3% 2/15/51	412,000	278,149
3.5% 4/15/25	241,000	236,941
3.75% 4/15/27	997,000	958,277
3.875% 4/15/30	1,339,000	1,251,733
Vodafone Group PLC:
5.125% 6/19/59	180,000	156,479
5.25% 5/30/48	655,000	603,447
		7,941,549
TOTAL COMMUNICATION SERVICES		72,088,703
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
General Motors Co.:
5% 10/1/28	189,000	187,220
5.2% 4/1/45	117,000	102,684
5.95% 4/1/49	173,000	167,904
6.6% 4/1/36	160,000	167,422
6.75% 4/1/46	196,000	204,673
6.8% 10/1/27	364,000	377,865
General Motors Financial Co., Inc.:
3.85% 1/5/28	192,000	182,165
4% 1/15/25	169,000	167,345
4% 10/6/26	101,000	97,797
4.3% 7/13/25	340,000	335,458
4.35% 1/17/27	219,000	213,309
5.65% 1/17/29	587,000	589,745
5.85% 4/6/30	1,080,000	1,093,215
		3,886,802
Broadline Retail - 0.0%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	472,203
3.15% 2/9/51	589,000	374,310
Kohl's Corp. 4.25% 7/17/25	100,000	98,181
Nordstrom, Inc.:
4% 3/15/27	124,000	118,104
5% 1/15/44	55,000	44,411
		1,107,209
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	51,097
Duke University 2.832% 10/1/55	128,000	82,909
George Washington University:
4.126% 9/15/48	192,000	162,618
4.3% 9/15/44	55,000	48,485
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	89,958
3.885% 7/1/2116	78,000	57,412
3.959% 7/1/38	130,000	118,166
Northwestern University:
3.662% 12/1/57	152,000	113,350
4.643% 12/1/44	92,000	86,806
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	95,208
3.619% 10/1/37	27,000	23,504
Rice University 3.774% 5/15/55	50,000	40,296
Trane Technologies Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	121,064
4.3% 2/21/48	136,000	112,734
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	28,996
University Notre Dame du Lac 3.438% 2/15/45	91,000	71,849
University of Southern California:
2.945% 10/1/51	314,000	209,996
5.25% 10/1/2111	55,000	53,650
		1,568,098
Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc. 3.25% 2/15/30	237,000	213,627
McDonald's Corp.:
3.3% 7/1/25	165,000	161,547
3.5% 7/1/27	475,000	455,200
3.6% 7/1/30	448,000	414,850
3.7% 1/30/26	463,000	452,375
Metropolitan Museum of Art 3.4% 7/1/45	82,000	62,245
		1,759,844
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	546,641
Specialty Retail - 0.2%
AutoNation, Inc.:
3.85% 3/1/32	2,004,000	1,779,835
4.75% 6/1/30	96,000	91,745
AutoZone, Inc.:
3.25% 4/15/25	110,000	107,951
3.625% 4/15/25	461,000	453,957
3.75% 6/1/27	159,000	152,836
4% 4/15/30	996,000	936,555
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	191,958
1.7% 10/15/30	334,000	272,702
3.35% 4/1/27	85,000	81,097
3.65% 4/5/29	294,000	276,563
3.7% 4/15/46	96,000	70,538
3.75% 4/1/32	899,000	816,203
4.05% 5/3/47	315,000	243,370
4.45% 4/1/62	1,098,000	853,607
4.5% 4/15/30	811,000	787,019
O'Reilly Automotive, Inc. 4.2% 4/1/30	148,000	140,863
		7,256,799
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	167,316
2.85% 3/27/30	165,000	148,558
3.25% 3/27/40	334,000	259,837
3.375% 11/1/46	123,000	90,502
3.375% 3/27/50	165,000	118,887
Tapestry, Inc. 3.05% 3/15/32	80,000	64,512
		849,612
TOTAL CONSUMER DISCRETIONARY		16,975,005
CONSUMER STAPLES - 1.0%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	9,219,596
Anheuser-Busch InBev Finance, Inc. 4.625% 2/1/44	158,000	141,072
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	431,994
4.439% 10/6/48	203,000	173,713
4.6% 4/15/48	514,000	454,596
8.2% 1/15/39	77,000	97,951
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	261,594
3.7% 12/6/26	207,000	200,004
5.25% 11/15/48	199,000	185,178
Diageo Capital PLC:
1.375% 9/29/25	380,000	361,723
2% 4/29/30	407,000	346,916
2.125% 4/29/32	367,000	297,599
Keurig Dr. Pepper, Inc. 3.8% 5/1/50	87,000	64,746
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,358,411
4.2% 7/15/46	363,000	290,102
5% 5/1/42	1,644,000	1,503,721
The Coca-Cola Co.:
1.375% 3/15/31	334,000	268,164
1.45% 6/1/27	230,000	210,085
1.65% 6/1/30	230,000	192,944
2.5% 6/1/40	230,000	161,447
2.5% 3/15/51	167,000	101,209
2.6% 6/1/50	230,000	142,835
2.75% 6/1/60	230,000	139,572
3.375% 3/25/27	713,000	688,421
3.45% 3/25/30	436,000	407,742
		17,701,335
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	215,807
Sysco Corp.:
3.3% 7/15/26	90,000	86,552
3.75% 10/1/25	156,000	152,683
6.6% 4/1/40	270,000	291,618
		746,660
Food Products - 0.0%
Campbell Soup Co. 4.8% 3/15/48	384,000	335,330
General Mills, Inc.:
2.875% 4/15/30	289,000	256,340
3% 2/1/51	168,000	106,933
4.2% 4/17/28	472,000	457,172
		1,155,775
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	513,432
3.1% 3/26/30	116,000	106,090
3.2% 7/30/46	69,000	49,039
3.95% 11/1/28	234,000	225,705
Procter & Gamble Co.:
1% 4/23/26	315,000	294,162
1.95% 4/23/31	500,000	425,100
2.85% 8/11/27	123,000	116,232
3% 3/25/30	272,000	250,271
		1,980,031
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46	274,000	197,346
4.25% 8/9/42	963,000	766,233
4.5% 5/2/43	466,000	381,461
4.8% 2/14/29	491,000	482,908
5.8% 2/14/39	256,000	256,142
5.95% 2/14/49	452,000	443,181
BAT Capital Corp.:
3.222% 8/15/24	164,000	163,385
3.557% 8/15/27	153,000	145,329
4.39% 8/15/37	298,000	251,459
4.54% 8/15/47	306,000	235,615
4.758% 9/6/49	334,000	262,787
6.421% 8/2/33	422,000	441,211
Imperial Brands Finance PLC:
4.25% 7/21/25 (b)	1,945,000	1,915,426
6.125% 7/27/27 (b)	1,309,000	1,331,715
Philip Morris International, Inc.:
2.75% 2/25/26	103,000	98,684
3.875% 8/21/42	132,000	102,720
4.125% 3/4/43	274,000	219,763
4.875% 11/15/43	165,000	145,503
6.375% 5/16/38	40,000	42,968
Reynolds American, Inc.:
4.45% 6/12/25	303,000	299,451
5.7% 8/15/35	153,000	149,399
5.85% 8/15/45	116,000	106,990
6.15% 9/15/43	502,000	483,181
7.25% 6/15/37	570,000	616,002
		9,538,859
TOTAL CONSUMER STAPLES		31,122,660
ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	659,000	526,976
5.125% 9/15/40	55,000	52,311
Halliburton Co.:
2.92% 3/1/30	264,000	236,101
3.8% 11/15/25	14,000	13,700
4.85% 11/15/35	270,000	256,812
5% 11/15/45	207,000	187,385
7.45% 9/15/39	41,000	48,541
		1,321,826
Oil, Gas & Consumable Fuels - 2.3%
Apache Corp. 5.1% 9/1/40	82,000	69,975
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	129,500
Canadian Natural Resources Ltd.:
3.9% 2/1/25	51,000	50,414
4.95% 6/1/47	175,000	151,852
5.85% 2/1/35	644,000	638,811
6.25% 3/15/38	188,000	192,879
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	162,108
5.4% 6/15/47	154,000	141,743
6.75% 11/15/39	8,000	8,632
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	255,818
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	432,000	441,269
6.036% 11/15/33 (b)	1,163,000	1,188,490
6.497% 8/15/43 (b)	348,000	362,435
6.544% 11/15/53 (b)	626,000	659,610
6.714% 8/15/63 (b)	375,000	396,740
ConocoPhillips Co.:
5.95% 3/15/46	165,000	171,576
6.5% 2/1/39	206,000	226,438
DCP Midstream Operating LP:
5.125% 5/15/29	1,257,000	1,250,905
5.6% 4/1/44	154,000	147,479
6.45% 11/3/36 (b)	311,000	327,304
6.75% 9/15/37 (b)	1,205,000	1,300,945
Devon Energy Corp.:
5% 6/15/45	456,000	388,702
5.6% 7/15/41	79,000	73,494
Enbridge, Inc.:
4.25% 12/1/26	223,000	217,711
5.5% 12/1/46	397,000	380,137
Energy Transfer LP:
3.75% 5/15/30	750,000	689,929
3.9% 7/15/26	206,000	199,472
4.95% 6/15/28	767,000	756,866
5% 5/15/50	3,892,000	3,303,591
5.15% 3/15/45	219,000	192,510
5.25% 4/15/29	258,000	256,979
5.3% 4/1/44	159,000	143,040
5.4% 10/1/47	420,000	375,727
5.8% 6/15/38	523,000	511,918
6% 6/15/48	923,000	889,381
6.125% 12/15/45	120,000	117,649
6.25% 4/15/49	257,000	255,660
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	70,043
3.7% 2/15/26	652,000	635,235
3.95% 2/15/27	710,000	689,776
4.2% 1/31/50	163,000	130,702
4.25% 2/15/48	547,000	447,105
4.8% 2/1/49	201,000	178,270
4.85% 8/15/42	69,000	62,321
4.85% 3/15/44	137,000	123,384
4.9% 5/15/46	117,000	105,511
5.7% 2/15/42	55,000	55,025
7.55% 4/15/38	55,000	64,990
EOG Resources, Inc. 4.15% 1/15/26	154,000	151,578
Equinor ASA:
2.375% 5/22/30	316,000	275,915
3.125% 4/6/30	274,000	249,875
3.625% 9/10/28	331,000	316,082
3.7% 4/6/50	438,000	332,647
5.1% 8/17/40	55,000	53,122
Exxon Mobil Corp.:
3.043% 3/1/26	228,000	220,521
3.452% 4/15/51	114,000	82,272
3.567% 3/6/45	182,000	138,983
Hess Corp.:
3.5% 7/15/24	104,000	103,902
4.3% 4/1/27	614,000	598,673
5.6% 2/15/41	2,043,000	2,036,369
5.8% 4/1/47	117,000	118,420
7.125% 3/15/33	126,000	141,429
7.3% 8/15/31	168,000	187,269
7.875% 10/1/29	551,000	616,225
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	411,000	409,773
4.7% 11/1/42	104,000	87,163
5% 3/1/43	27,000	23,599
5.5% 3/1/44	192,000	177,359
5.625% 9/1/41	27,000	25,457
6.55% 9/15/40	140,000	144,153
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	265,039
5.2% 3/1/48	241,000	213,679
5.3% 12/1/34	234,000	226,802
5.55% 6/1/45	573,000	534,455
Marathon Oil Corp. 5.2% 6/1/45	137,000	126,130
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	128,698
4.7% 5/1/25	601,000	596,086
6.5% 3/1/41	27,000	28,100
MPLX LP:
4.125% 3/1/27	259,000	251,494
4.7% 4/15/48	535,000	440,062
4.8% 2/15/29	393,000	385,214
4.875% 12/1/24	344,000	342,527
4.95% 9/1/32	2,488,000	2,380,540
5.2% 3/1/47	168,000	150,013
5.5% 2/15/49	662,000	610,668
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	214,417
6.45% 9/15/36	578,000	603,723
6.6% 3/15/46	717,000	747,998
7.5% 5/1/31	964,000	1,063,515
ONEOK, Inc.:
4.25% 9/15/46	151,000	118,249
4.45% 9/1/49	160,000	125,777
4.95% 7/13/47	160,000	136,646
5% 3/1/26	82,000	81,315
5.2% 7/15/48	83,000	73,413
Ovintiv, Inc. 6.5% 2/1/38	244,000	250,892
Petroleos Mexicanos:
4.5% 1/23/26	668,000	634,809
5.95% 1/28/31	807,000	648,626
6.35% 2/12/48	1,658,000	1,051,669
6.49% 1/23/27	481,000	461,231
6.5% 3/13/27	607,000	578,107
6.5% 1/23/29	698,000	629,945
6.7% 2/16/32	2,119,000	1,772,904
6.75% 9/21/47	1,520,000	1,001,482
6.84% 1/23/30	484,000	425,630
6.95% 1/28/60	989,000	649,526
7.69% 1/23/50	2,036,000	1,467,508
8.75% 6/2/29	15,000,000	14,728,125
Phillips 66 Co.:
3.85% 4/9/25	77,000	75,980
4.875% 11/15/44	27,000	23,906
5.875% 5/1/42	260,000	261,999
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	151,576
3.6% 11/1/24	371,000	368,220
4.65% 10/15/25	336,000	331,465
4.9% 2/15/45	52,000	44,078
6.65% 1/15/37	77,000	80,974
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	961,250
Spectra Energy Partners LP 3.375% 10/15/26	447,000	427,937
Suncor Energy, Inc.:
4% 11/15/47	137,000	103,201
6.8% 5/15/38	232,000	247,593
6.85% 6/1/39	55,000	59,261
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	968,042
3.75% 6/15/27	640,000	614,272
3.9% 1/15/25	250,000	247,623
4.65% 8/15/32	2,571,000	2,442,044
4.85% 3/1/48	231,000	199,791
5.3% 8/15/52	581,000	537,443
5.75% 6/24/44	52,000	50,912
TotalEnergies Capital International SA:
3.127% 5/29/50	98,000	66,078
3.455% 2/19/29	585,000	548,811
3.461% 7/12/49	179,000	130,169
TransCanada PipeLines Ltd.:
4.75% 5/15/38	288,000	263,391
4.875% 1/15/26	137,000	135,866
4.875% 5/15/48	135,000	118,563
5.1% 3/15/49	96,000	87,137
6.1% 6/1/40	184,000	187,061
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	259,866
4.45% 8/1/42	212,000	184,451
4.6% 3/15/48	110,000	93,654
Valero Energy Corp. 6.625% 6/15/37	149,000	158,830
Western Midstream Operating LP:
3.95% 6/1/25	109,000	106,942
4.5% 3/1/28	251,000	242,042
4.65% 7/1/26	1,137,000	1,114,903
4.75% 8/15/28	145,000	141,718
		72,262,900
TOTAL ENERGY		73,584,726
FINANCIALS - 12.8%
Banks - 6.1%
Banco Santander SA:
1.849% 3/25/26	400,000	374,929
2.958% 3/25/31	400,000	341,860
3.225% 11/22/32 (c)	200,000	166,653
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,351,000	1,325,788
1.658% 3/11/27 (c)	532,000	498,792
1.734% 7/22/27 (c)	690,000	639,579
2.015% 2/13/26 (c)	692,000	676,162
2.087% 6/14/29 (c)	157,000	139,282
2.299% 7/21/32 (c)	2,174,000	1,779,694
2.651% 3/11/32 (c)	506,000	428,153
2.676% 6/19/41 (c)	340,000	237,553
2.687% 4/22/32 (c)	246,000	207,900
2.831% 10/24/51 (c)	276,000	174,376
2.972% 7/21/52 (c)	268,000	174,750
3.194% 7/23/30 (c)	1,318,000	1,196,776
3.248% 10/21/27	103,000	97,419
3.366% 1/23/26 (c)	724,000	713,981
3.419% 12/20/28 (c)	3,213,000	3,021,260
3.5% 4/19/26	631,000	611,573
3.593% 7/21/28 (c)	304,000	289,342
3.705% 4/24/28 (c)	241,000	230,833
3.846% 3/8/37 (c)	197,000	172,644
3.95% 4/21/25	518,000	510,563
3.97% 3/5/29 (c)	601,000	574,642
3.974% 2/7/30 (c)	388,000	367,445
4% 1/22/25	165,000	163,430
4.083% 3/20/51 (c)	173,000	138,166
4.183% 11/25/27	425,000	410,290
4.2% 8/26/24	2,742,000	2,735,082
4.25% 10/22/26	645,000	628,991
4.271% 7/23/29 (c)	494,000	475,976
4.33% 3/15/50 (c)	359,000	299,691
4.443% 1/20/48 (c)	418,000	356,396
4.45% 3/3/26	547,000	537,911
4.571% 4/27/33 (c)	10,000,000	9,430,620
5% 1/21/44	147,000	138,291
5.015% 7/22/33 (c)	14,951,000	14,613,424
5.875% 2/7/42	90,000	93,580
6.11% 1/29/37	194,000	201,568
7.75% 5/14/38	114,000	135,561
Bank of Montreal 3.803% 12/15/32 (c)	320,000	300,660
Barclays PLC:
2.279% 11/24/27 (c)	500,000	463,202
2.894% 11/24/32 (c)	520,000	430,144
4.836% 5/9/28	263,000	253,943
4.95% 1/10/47	443,000	395,006
5.088% 6/20/30 (c)	923,000	882,433
5.2% 5/12/26	781,000	772,034
5.829% 5/9/27 (c)	4,830,000	4,837,081
6.224% 5/9/34 (c)	2,572,000	2,635,349
BNP Paribas SA 2.219% 6/9/26 (b)(c)	947,000	915,442
Citigroup, Inc.:
1.122% 1/28/27 (c)	487,000	454,201
2.561% 5/1/32 (c)	414,000	345,010
3.106% 4/8/26 (c)	854,000	836,674
3.52% 10/27/28 (c)	632,000	597,359
3.668% 7/24/28 (c)	1,119,000	1,066,664
3.7% 1/12/26	305,000	297,038
3.875% 3/26/25	1,193,000	1,176,571
3.887% 1/10/28 (c)	123,000	118,730
3.98% 3/20/30 (c)	976,000	921,356
4.125% 7/25/28	423,000	406,046
4.3% 11/20/26	218,000	212,648
4.4% 6/10/25	110,000	108,498
4.412% 3/31/31 (c)	1,601,000	1,525,866
4.45% 9/29/27	3,118,000	3,039,220
4.6% 3/9/26	441,000	433,914
4.65% 7/23/48	389,000	339,352
4.75% 5/18/46	216,000	185,293
4.91% 5/24/33 (c)	11,248,000	10,801,007
5.3% 5/6/44	55,000	51,233
5.5% 9/13/25	831,000	830,084
5.875% 1/30/42	149,000	152,759
6.27% 11/17/33 (c)	5,000,000	5,236,665
8.125% 7/15/39	219,000	273,777
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	507,861
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	328,000	295,447
Cooperatieve Rabobank UA:
3.75% 7/21/26	528,000	508,255
4.375% 8/4/25	936,000	921,274
5.25% 5/24/41	82,000	80,935
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	670,413
2.875% 1/21/25	208,000	205,292
Fifth Third Bancorp:
2.55% 5/5/27	407,000	376,936
8.25% 3/1/38	57,000	67,405
HSBC Holdings PLC:
2.013% 9/22/28 (c)	1,336,000	1,199,820
2.099% 6/4/26 (c)	500,000	483,400
4.292% 9/12/26 (c)	1,276,000	1,253,578
4.375% 11/23/26	787,000	766,919
4.95% 3/31/30	398,000	391,188
6.5% 9/15/37	288,000	294,951
6.8% 6/1/38	167,000	181,928
ING Groep NV:
1.726% 4/1/27 (c)	253,000	236,618
2.727% 4/1/32 (c)	256,000	215,920
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	1,614,000	1,598,656
Japan Bank International Cooperation:
1.25% 1/21/31	1,072,000	868,032
2.375% 4/20/26	358,000	341,510
2.875% 6/1/27	208,000	197,075
3.25% 7/20/28	246,000	233,023
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	1,241,000	1,234,207
1.47% 9/22/27 (c)	821,000	754,081
1.953% 2/4/32 (c)	440,000	357,889
2.083% 4/22/26 (c)	1,010,000	980,771
2.522% 4/22/31 (c)	329,000	284,363
2.545% 11/8/32 (c)	642,000	534,584
2.95% 10/1/26	692,000	659,428
2.956% 5/13/31 (c)	884,000	774,755
3.109% 4/22/51 (c)	409,000	278,471
3.3% 4/1/26	247,000	239,114
3.509% 1/23/29 (c)	867,000	819,890
3.54% 5/1/28 (c)	466,000	444,736
3.875% 9/10/24	6,391,000	6,366,028
3.882% 7/24/38 (c)	123,000	105,446
3.9% 7/15/25	592,000	582,885
3.96% 1/29/27 (c)	334,000	326,249
3.964% 11/15/48 (c)	258,000	204,953
4.005% 4/23/29 (c)	563,000	538,319
4.125% 12/15/26	1,929,000	1,879,353
4.203% 7/23/29 (c)	1,198,000	1,152,907
4.323% 4/26/28 (c)	326,000	318,024
4.452% 12/5/29 (c)	335,000	325,224
4.493% 3/24/31 (c)	1,607,000	1,547,907
4.586% 4/26/33 (c)	8,275,000	7,893,821
4.85% 2/1/44	137,000	127,828
4.912% 7/25/33 (c)	15,028,000	14,595,750
4.95% 6/1/45	262,000	245,241
5.5% 10/15/40	156,000	156,616
5.6% 7/15/41	41,000	41,701
5.625% 8/16/43	137,000	139,168
5.717% 9/14/33 (c)	2,300,000	2,331,839
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	319,930
4.582% 12/10/25	320,000	314,174
4.65% 3/24/26	236,000	231,659
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	309,000	285,941
2.309% 7/20/32 (c)	300,000	246,674
2.801% 7/18/24	224,000	223,679
3.195% 7/18/29	390,000	355,638
3.751% 7/18/39	217,000	181,261
3.961% 3/2/28	603,000	580,574
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	317,000	293,429
2.226% 5/25/26 (c)	374,000	362,414
2.26% 7/9/32 (c)	314,000	255,300
2.591% 5/25/31 (c)	454,000	387,555
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	234,000	228,738
3.073% 5/22/28 (c)	584,000	546,470
3.754% 11/1/29 (c)	354,000	350,436
4.8% 4/5/26	358,000	353,564
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	282,706
PNC Financial Services Group, Inc.:
1.15% 8/13/26	345,000	317,095
2.2% 11/1/24	185,000	182,959
2.6% 7/23/26	667,000	631,526
4.626% 6/6/33 (c)	15,000,000	13,887,968
Royal Bank of Canada:
1.2% 4/27/26	308,000	286,105
2.05% 1/21/27	567,000	526,547
4.65% 1/27/26	356,000	350,972
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	717,000	660,752
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	334,000	308,138
Societe Generale 1.488% 12/14/26 (b)(c)	1,222,000	1,142,386
Truist Financial Corp. 1.267% 3/2/27 (c)	899,000	836,016
U.S. Bancorp:
1.375% 7/22/30	334,000	269,074
3% 7/30/29	297,000	265,834
3.1% 4/27/26	247,000	236,823
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,018,000	995,892
2.188% 4/30/26 (c)	806,000	782,661
2.406% 10/30/25 (c)	1,970,000	1,947,620
2.572% 2/11/31 (c)	644,000	557,363
3% 10/23/26	557,000	529,114
3.068% 4/30/41 (c)	487,000	357,108
3.35% 3/2/33 (c)	157,000	136,151
3.526% 3/24/28 (c)	1,167,000	1,113,140
3.584% 5/22/28 (c)	287,000	273,347
3.9% 5/1/45	130,000	102,643
4.1% 6/3/26	88,000	85,720
4.4% 6/14/46	196,000	158,086
4.478% 4/4/31 (c)	1,796,000	1,719,481
4.75% 12/7/46	439,000	371,739
4.897% 7/25/33 (c)	13,435,000	12,922,647
4.9% 11/17/45	265,000	230,429
5.013% 4/4/51 (c)	2,145,000	1,953,917
5.375% 11/2/43	184,000	172,528
5.499% 1/23/35 (c)	670,000	667,650
5.606% 1/15/44	312,000	299,305
Westpac Banking Corp.:
1.953% 11/20/28	200,000	176,793
2.85% 5/13/26	130,000	124,631
4.11% 7/24/34 (c)	800,000	739,184
4.421% 7/24/39	160,000	141,231
		197,004,886
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	278,000	271,883
Ares Capital Corp.:
2.15% 7/15/26	705,000	651,562
3.25% 7/15/25	173,000	168,076
3.875% 1/15/26	1,565,000	1,511,054
Athene Global Funding:
5.339% 1/15/27 (b)	4,421,000	4,419,892
5.583% 1/9/29 (b)	2,226,000	2,235,005
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	464,317
2.8% 5/4/26	154,000	147,805
Blackstone Private Credit Fund:
2.7% 1/15/25	437,000	428,875
4.7% 3/24/25	2,482,000	2,457,326
7.05% 9/29/25	3,077,000	3,106,640
Deutsche Bank AG:
4.1% 1/13/26	330,000	324,141
4.5% 4/1/25	1,502,000	1,483,704
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	171,000	157,879
4.1% 1/13/26	598,000	584,775
6.72% 1/18/29 (c)	1,810,000	1,867,888
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	471,000	456,798
1.093% 12/9/26 (c)	1,144,000	1,069,404
2.383% 7/21/32 (c)	1,960,000	1,609,612
2.6% 2/7/30	334,000	292,685
2.615% 4/22/32 (c)	848,000	712,963
2.65% 10/21/32 (c)	434,000	360,797
3.102% 2/24/33 (c)	16,994,000	14,513,940
3.272% 9/29/25 (c)	167,000	165,924
3.436% 2/24/43 (c)	137,000	103,456
3.5% 1/23/25	1,432,000	1,414,373
3.691% 6/5/28 (c)	5,717,000	5,469,007
3.8% 3/15/30	1,945,000	1,818,442
3.85% 1/26/27	829,000	801,097
4.25% 10/21/25	422,000	414,605
4.411% 4/23/39 (c)	130,000	114,951
4.75% 10/21/45	433,000	388,718
5.95% 1/15/27	411,000	417,949
6.75% 10/1/37	843,000	909,453
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	240,291
2.65% 9/15/40	310,000	214,242
3.75% 12/1/25	158,000	154,325
3.75% 9/21/28	256,000	243,462
4.25% 9/21/48	290,000	236,856
Moody's Corp.:
3.25% 1/15/28	737,000	696,964
3.75% 3/24/25	637,000	628,364
4.875% 12/17/48	284,000	253,094
Morgan Stanley:
1.164% 10/21/25 (c)	390,000	384,368
1.512% 7/20/27 (c)	270,000	249,616
1.593% 5/4/27 (c)	393,000	366,379
2.188% 4/28/26 (c)	672,000	652,609
2.239% 7/21/32 (c)	255,000	208,312
2.511% 10/20/32 (c)	137,000	113,231
2.72% 7/22/25 (c)	520,000	519,023
3.125% 7/27/26	2,912,000	2,783,985
3.217% 4/22/42 (c)	498,000	372,754
3.591% 7/22/28 (c)	984,000	935,688
3.622% 4/1/31 (c)	1,260,000	1,156,194
3.625% 1/20/27	1,381,000	1,331,486
3.772% 1/24/29 (c)	337,000	320,793
3.875% 1/27/26	144,000	140,765
3.95% 4/23/27	937,000	904,921
3.971% 7/22/38 (c)	171,000	144,806
4.3% 1/27/45	55,000	46,605
4.375% 1/22/47	304,000	260,090
4.431% 1/23/30 (c)	552,000	533,999
4.457% 4/22/39 (c)	207,000	185,016
4.889% 7/20/33 (c)	10,161,000	9,795,300
5% 11/24/25	1,838,000	1,825,315
5.597% 3/24/51 (c)	355,000	359,071
6.342% 10/18/33 (c)	15,700,000	16,665,387
6.375% 7/24/42	80,000	87,981
7.25% 4/1/32	27,000	30,614
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	628,000	618,895
S&P Global, Inc.:
2.9% 3/1/32	1,181,000	1,020,533
2.95% 1/22/27	167,000	158,450
State Street Corp.:
1.684% 11/18/27 (c)	548,000	504,350
2.65% 5/19/26	207,000	197,705
UBS AG 3.625% 9/9/24	272,000	270,697
UBS Group AG:
1.494% 8/10/27 (b)(c)	732,000	671,579
2.593% 9/11/25 (b)(c)	1,329,000	1,320,168
3.75% 3/26/25	585,000	576,928
3.869% 1/12/29 (b)(c)	505,000	476,674
4.125% 9/24/25 (b)	661,000	648,118
4.194% 4/1/31 (b)(c)	1,208,000	1,127,698
4.55% 4/17/26	323,000	317,404
4.875% 5/15/45	310,000	278,794
6.537% 8/12/33 (b)(c)	7,000,000	7,345,717
		109,890,612
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	528,000	520,846
2.45% 10/29/26	878,000	819,028
3% 10/29/28	730,000	663,403
3.3% 1/30/32	567,000	487,176
3.4% 10/29/33	204,000	171,113
3.5% 1/15/25	1,042,000	1,028,936
3.85% 10/29/41	204,000	159,542
3.875% 1/23/28	430,000	407,401
4.45% 10/1/25	270,000	266,227
4.45% 4/3/26	393,000	385,752
5.75% 6/6/28	4,500,000	4,546,934
6.45% 4/15/27	2,464,000	2,520,234
6.5% 7/15/25	455,000	458,480
Ally Financial, Inc.:
2.2% 11/2/28	330,000	285,756
5.125% 9/30/24	268,000	267,317
5.8% 5/1/25	1,168,000	1,166,889
6.7% 2/14/33	6,000,000	5,965,026
7.1% 11/15/27	2,990,000	3,115,348
8% 11/1/31	5,339,000	5,892,055
Capital One Financial Corp.:
2.636% 3/3/26 (c)	612,000	598,896
3.273% 3/1/30 (c)	783,000	706,773
3.3% 10/30/24	398,000	394,711
3.65% 5/11/27	1,693,000	1,618,954
3.75% 7/28/26	267,000	257,719
3.75% 3/9/27	970,000	931,613
3.8% 1/31/28	1,242,000	1,180,723
4.985% 7/24/26 (c)	2,477,000	2,455,465
5.247% 7/26/30 (c)	3,190,000	3,133,920
5.468% 2/1/29 (c)	2,078,000	2,068,390
5.817% 2/1/34 (c)	8,003,000	7,920,872
6.377% 6/8/34 (c)	2,857,000	2,931,168
Discover Financial Services:
3.95% 11/6/24	358,000	355,701
4.1% 2/9/27	358,000	344,178
4.5% 1/30/26	1,105,000	1,083,016
6.7% 11/29/32	644,000	672,010
Ford Motor Credit Co. LLC 4.063% 11/1/24	2,211,000	2,197,674
GE Capital International Funding Co. 3.373% 11/15/25	790,000	767,935
Synchrony Financial:
3.7% 8/4/26	129,000	123,099
3.95% 12/1/27	965,000	901,177
4.25% 8/15/24	840,000	837,977
5.15% 3/19/29	1,437,000	1,379,813
		61,989,247
Financial Services - 0.9%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	455,673
Corebridge Financial, Inc.:
3.5% 4/4/25	254,000	249,773
3.65% 4/5/27	4,362,000	4,174,115
3.85% 4/5/29	355,000	332,719
3.9% 4/5/32	423,000	378,626
4.35% 4/5/42	96,000	78,934
4.4% 4/5/52	285,000	224,066
Corebridge Global Funding 5.9% 9/19/28 (b)	1,806,000	1,843,813
Equitable Holdings, Inc.:
4.35% 4/20/28	759,000	733,695
4.572% 2/15/29 (b)	185,000	177,841
Jackson Financial, Inc.:
3.125% 11/23/31	304,000	254,788
5.17% 6/8/27	1,172,000	1,168,299
5.67% 6/8/32	1,260,000	1,268,270
Japan International Cooperation Agency 1.75% 4/28/31	274,000	225,546
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	1,107,000	1,030,006
3% 5/15/32	991,000	815,814
3.625% 1/15/32	381,000	328,909
5.125% 2/1/28	1,205,000	1,191,133
5.5% 1/15/30	159,000	156,577
5.75% 4/1/33	1,805,000	1,800,688
6.75% 3/15/34 (b)	5,571,000	5,905,862
KfW:
0.375% 7/18/25	472,000	449,563
0.625% 1/22/26	1,471,000	1,377,023
2% 5/2/25	105,000	102,275
2.5% 11/20/24	286,000	282,816
2.875% 4/3/28	421,000	397,539
Pine Street Trust II 5.568% 2/15/49 (b)	716,000	656,935
The Western Union Co. 2.85% 1/10/25	300,000	295,105
Voya Financial, Inc.:
3.65% 6/15/26	433,000	417,847
5.7% 7/15/43	103,000	99,792
		26,874,042
Insurance - 0.5%
AFLAC, Inc.:
3.6% 4/1/30	167,000	155,172
4% 10/15/46	104,000	81,665
AIA Group Ltd. 3.375% 4/7/30 (b)	924,000	841,386
American International Group, Inc.:
3.875% 1/15/35	74,000	65,903
4.2% 4/1/28	509,000	491,974
4.375% 6/30/50	157,000	130,057
4.5% 7/16/44	243,000	209,716
4.7% 7/10/35	159,000	144,728
4.75% 4/1/48	269,000	237,014
Aon PLC:
4.6% 6/14/44	44,000	37,542
4.75% 5/15/45	161,000	139,642
Athene Holding Ltd. 3.5% 1/15/31	187,000	165,514
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	316,072
3.967% 11/15/46	69,000	56,923
Brown & Brown, Inc. 4.2% 3/17/32	217,000	198,061
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	168,747
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,385,000	1,219,456
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	173,159
3.6% 8/19/49	233,000	170,428
4.4% 3/15/48	266,000	221,110
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	514,000	501,087
Lincoln National Corp.:
3.625% 12/12/26	165,000	157,865
4.35% 3/1/48	83,000	63,085
4.375% 6/15/50	167,000	126,947
Manulife Financial Corp. 4.15% 3/4/26	334,000	326,790
Markel Group, Inc. 3.35% 9/17/29	167,000	153,214
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	134,000	108,836
4.35% 1/30/47	77,000	64,919
4.375% 3/15/29	711,000	694,610
4.9% 3/15/49	255,000	228,160
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	730,000	493,059
MetLife, Inc.:
3.6% 11/13/25	334,000	326,526
4.125% 8/13/42	171,000	141,754
4.6% 5/13/46	55,000	47,919
4.721% 12/15/44 (c)	137,000	120,657
5.375% 7/15/33	1,754,000	1,768,156
Pacific LifeCorp 5.125% 1/30/43 (b)	660,000	610,256
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	181,586
Progressive Corp.:
2.45% 1/15/27	130,000	121,879
2.5% 3/15/27	254,000	237,752
3% 3/15/32	478,000	414,648
4.2% 3/15/48	152,000	125,117
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	109,451
3.905% 12/7/47	15,000	11,522
3.935% 12/7/49	294,000	222,832
4.35% 2/25/50	343,000	279,381
4.418% 3/27/48	174,000	144,231
5.125% 3/1/52 (c)	115,000	106,906
5.7% 12/14/36	10,000	10,238
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	192,500
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	222,000	220,612
Unum Group:
3.875% 11/5/25	610,000	593,991
4% 6/15/29	554,000	522,088
5.75% 8/15/42	914,000	878,839
		15,531,682
TOTAL FINANCIALS		411,290,469
HEALTH CARE - 1.5%
Biotechnology - 0.4%
AbbVie, Inc. 2.6% 11/21/24	424,000	419,327
Amgen, Inc.:
1.65% 8/15/28	532,000	465,423
1.9% 2/21/25	224,000	218,803
2.6% 8/19/26	288,000	272,900
2.8% 8/15/41	544,000	382,397
3.125% 5/1/25	55,000	53,924
3.35% 2/22/32	160,000	141,906
3.375% 2/21/50	307,000	216,185
4.4% 5/1/45	272,000	228,869
4.663% 6/15/51	342,000	292,197
5.15% 3/2/28	1,562,000	1,561,771
5.25% 3/2/30	1,426,000	1,436,461
5.25% 3/2/33	1,610,000	1,605,308
5.6% 3/2/43	1,529,000	1,506,870
5.65% 3/2/53	760,000	748,480
5.75% 3/2/63	1,385,000	1,356,237
		10,907,058
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc.:
1.915% 2/1/27	405,000	371,227
2.539% 2/1/32	446,000	365,785
		737,012
Health Care Providers & Services - 0.9%
Allina Health System, Inc. 3.887% 4/15/49	182,000	140,289
Banner Health:
2.907% 1/1/42	45,000	32,409
2.913% 1/1/51	377,000	248,224
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	267,426
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	208,279
Centene Corp.:
2.45% 7/15/28	1,232,000	1,093,806
2.625% 8/1/31	575,000	472,200
3.375% 2/15/30	640,000	568,073
4.25% 12/15/27	721,000	688,401
4.625% 12/15/29	1,121,000	1,060,270
Children's Hospital Medical Center 4.268% 5/15/44	91,000	79,046
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	178,383
Cigna Group:
3.05% 10/15/27	402,000	377,474
4.375% 10/15/28	1,489,000	1,445,925
4.5% 2/25/26	209,000	205,827
4.8% 8/15/38	1,120,000	1,029,106
6.125% 11/15/41	82,000	85,354
CommonSpirit Health:
3.91% 10/1/50	425,000	322,783
4.35% 11/1/42	55,000	46,484
CVS Health Corp.:
2.7% 8/21/40	415,000	275,731
2.875% 6/1/26	206,000	196,146
3% 8/15/26	532,000	506,946
3.25% 8/15/29	482,000	437,248
3.625% 4/1/27	225,000	215,827
3.875% 7/20/25	128,000	125,678
4.1% 3/25/25	113,000	111,740
4.3% 3/25/28	655,000	632,480
4.78% 3/25/38	749,000	668,720
4.875% 7/20/35	85,000	79,415
5% 1/30/29	1,255,000	1,242,127
5.05% 3/25/48	751,000	647,067
5.125% 7/20/45	242,000	212,975
5.25% 1/30/31	515,000	509,156
5.3% 12/5/43	120,000	109,237
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	223,276
HCA Holdings, Inc.:
3.5% 9/1/30	6,450,000	5,818,136
3.625% 3/15/32	333,000	293,327
5.25% 6/15/49	475,000	423,363
5.625% 9/1/28	1,513,000	1,527,566
5.875% 2/1/29	1,674,000	1,704,298
Humana, Inc.:
1.35% 2/3/27	346,000	313,513
2.15% 2/3/32	347,000	276,876
3.125% 8/15/29	223,000	202,018
3.7% 3/23/29	333,000	312,272
4.95% 10/1/44	69,000	60,005
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	233,110
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	178,143
4.15% 5/1/47	180,000	150,456
4.875% 4/1/42	49,000	46,214
Massachusetts General Brigham, Inc. 4.117% 7/1/55	96,000	77,313
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	68,155
MidMichigan Health 3.409% 6/1/50	129,000	90,251
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	80,733
4.063% 8/1/56	72,000	58,072
Novant Health, Inc. 3.168% 11/1/51	227,000	151,844
NYU Hospitals Center 4.784% 7/1/44	208,000	191,782
Orlando Health Obligated Group 3.327% 10/1/50	208,000	150,793
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	29,308
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	43,833
Sabra Health Care LP 3.2% 12/1/31	1,175,000	976,735
Sutter Health 3.361% 8/15/50	504,000	360,416
Toledo Hospital 5.325% 11/15/28	265,000	253,075
Trinity Health Corp. 2.632% 12/1/40	121,000	85,402
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	111,606
		29,012,143
Life Sciences Tools & Services - 0.0%
Revvity, Inc.:
0.85% 9/15/24	154,000	152,262
2.25% 9/15/31	191,000	156,282
		308,544
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	231,180
2.25% 5/28/31	242,000	204,359
AstraZeneca PLC:
4.375% 11/16/45	207,000	179,793
4.375% 8/17/48	339,000	291,733
6.45% 9/15/37	89,000	99,136
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	105,000	102,017
3.95% 4/15/45 (b)	38,000	26,642
4.25% 12/15/25 (b)	548,000	536,096
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	168,000	170,296
Eli Lilly & Co. 2.25% 5/15/50	592,000	345,167
Haleon U.S. Capital LLC:
3.375% 3/24/27	498,000	475,207
3.625% 3/24/32	499,000	447,015
Mylan NV 4.55% 4/15/28	502,000	483,589
Utah Acquisition Sub, Inc. 3.95% 6/15/26	398,000	385,898
Viatris, Inc.:
1.65% 6/22/25	123,000	118,213
2.7% 6/22/30	1,067,000	905,615
3.85% 6/22/40	107,000	78,131
4% 6/22/50	474,000	318,992
Zoetis, Inc.:
3.95% 9/12/47	55,000	42,873
4.7% 2/1/43	36,000	32,057
		5,474,009
TOTAL HEALTH CARE		46,438,766
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	285,000	258,118
General Electric Co.:
3.625% 5/1/30	328,000	300,530
6.875% 1/10/39	4,000	4,522
Lockheed Martin Corp. 3.55% 1/15/26	104,000	101,479
The Boeing Co.:
2.5% 3/1/25	126,000	122,960
2.7% 2/1/27	217,000	200,051
2.95% 2/1/30	278,000	238,003
3.625% 3/1/48	110,000	70,464
3.65% 3/1/47	76,000	49,403
3.75% 2/1/50	424,000	277,449
4.875% 5/1/25	479,000	473,914
5.04% 5/1/27	372,000	363,804
5.15% 5/1/30	706,000	677,962
5.705% 5/1/40	1,466,000	1,351,600
5.805% 5/1/50	869,000	783,143
5.93% 5/1/60	372,000	332,587
6.259% 5/1/27 (b)	654,000	658,421
6.298% 5/1/29 (b)	838,000	849,782
6.388% 5/1/31 (b)	635,000	646,466
6.528% 5/1/34 (b)	679,000	695,228
6.858% 5/1/54 (b)	1,023,000	1,049,774
6.875% 3/15/39	90,000	92,603
7.008% 5/1/64 (b)	965,000	988,035
		10,586,298
Air Freight & Logistics - 0.0%
FedEx Corp.:
3.1% 8/5/29	173,000	158,268
3.9% 2/1/35	162,000	144,178
4.05% 2/15/48	100,000	77,711
4.4% 1/15/47	219,000	178,525
4.55% 4/1/46	41,000	34,162
4.95% 10/17/48	216,000	190,671
5.25% 5/15/50	117,000	108,835
		892,350
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	339,638
2.493% 2/15/27	245,000	229,381
2.722% 2/15/30	427,000	377,232
3.377% 4/5/40	171,000	132,277
3.577% 4/5/50	387,000	281,495
5.9% 3/15/34	342,000	356,935
6.2% 3/15/54	355,000	380,078
Masco Corp.:
2% 2/15/31	255,000	207,721
3.125% 2/15/51	129,000	83,280
Owens Corning 3.95% 8/15/29	187,000	176,808
		2,564,845
Commercial Services & Supplies - 0.0%
Republic Services, Inc.:
1.45% 2/15/31	614,000	486,836
2.9% 7/1/26	116,000	110,879
3.2% 3/15/25	309,000	303,624
3.95% 5/15/28	288,000	276,866
Waste Management, Inc. 4.15% 7/15/49	352,000	290,483
		1,468,688
Ground Transportation - 0.1%
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	285,994
2.45% 12/2/31	654,000	595,179
3.1% 12/2/51	325,000	215,815
CSX Corp.:
3.25% 6/1/27	137,000	130,681
3.4% 8/1/24	127,000	126,752
3.8% 11/1/46	157,000	121,348
3.95% 5/1/50	98,000	76,819
4.1% 3/15/44	186,000	152,876
4.5% 3/15/49	378,000	324,216
4.75% 11/15/48	159,000	141,888
		2,171,568
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd.:
3.8% 3/21/29	393,000	373,511
4.65% 11/1/44	165,000	146,435
		519,946
Machinery - 0.1%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	394,000	351,172
2.4% 8/9/26	78,000	73,897
Caterpillar, Inc.:
3.25% 9/19/49	456,000	324,607
3.803% 8/15/42	69,000	55,939
5.3% 9/15/35	192,000	199,564
Cummins, Inc. 1.5% 9/1/30	167,000	136,997
Eaton Corp.:
4% 11/2/32	52,000	48,440
4.15% 11/2/42	52,000	44,182
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	322,110
3.362% 2/15/50	279,000	195,760
		1,752,668
Passenger Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	209,661	179,617
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	139,528	129,382
Southwest Airlines Co. 5.125% 6/15/27	167,000	166,140
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	11,650	10,964
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	281,862	261,611
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	61,644	61,638
		809,352
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	185,125
3.85% 9/29/24	130,000	129,291
		314,416
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	237,000	218,792
3.125% 12/1/30	334,000	291,838
3.375% 7/1/25	809,000	790,511
3.625% 12/1/27	262,000	247,149
4.25% 9/15/24	448,000	446,486
		1,994,776
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (b)	198,000	192,315
4.375% 5/1/26 (b)	587,000	570,997
6.375% 5/4/28 (b)	7,268,000	7,380,754
		8,144,066
TOTAL INDUSTRIALS		31,218,973
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	314,781
4.9% 10/1/26	259,000	256,466
5.3% 10/1/29	690,000	693,893
5.85% 7/15/25	162,000	162,393
6.02% 6/15/26	454,000	458,750
6.1% 7/15/27	298,000	305,588
6.2% 7/15/30	258,000	270,847
8.1% 7/15/36	287,000	342,270
8.35% 7/15/46	141,000	178,306
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	99,741
3.7% 2/15/26	147,000	143,534
7.125% 10/1/37	68,000	78,395
		3,304,964
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	368,056
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.8% 10/1/41	408,000	287,486
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	181,660
3.875% 1/15/27	105,000	101,593
Broadcom, Inc.:
1.95% 2/15/28 (b)	209,000	187,088
2.45% 2/15/31 (b)	2,705,000	2,277,909
2.6% 2/15/33 (b)	1,777,000	1,440,091
3.459% 9/15/26	346,000	333,054
3.469% 4/15/34 (b)	117,000	99,742
3.5% 2/15/41 (b)	1,435,000	1,100,002
4.3% 11/15/32	344,000	321,526
4.75% 4/15/29	469,000	462,572
Micron Technology, Inc. 4.663% 2/15/30	227,000	220,006
NVIDIA Corp.:
2% 6/15/31	697,000	585,705
2.85% 4/1/30	297,000	269,317
3.5% 4/1/50	165,000	126,662
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	506,320
Texas Instruments, Inc. 4.15% 5/15/48	191,000	158,373
		8,659,106
Software - 0.2%
Oracle Corp.:
1.65% 3/25/26	1,129,000	1,058,266
2.3% 3/25/28	1,288,000	1,164,486
2.5% 4/1/25	296,000	289,143
2.65% 7/15/26	247,000	234,085
2.8% 4/1/27	736,000	690,996
2.95% 5/15/25	137,000	133,864
3.25% 11/15/27	469,000	442,149
3.4% 7/8/24	130,000	129,942
3.6% 4/1/40	736,000	565,701
3.6% 4/1/50	427,000	298,846
3.85% 7/15/36	278,000	234,349
3.85% 4/1/60	497,000	341,547
3.95% 3/25/51	365,000	269,872
4% 7/15/46	269,000	205,142
4% 11/15/47	480,000	363,398
4.125% 5/15/45	82,000	64,205
4.3% 7/8/34	106,000	96,535
5.375% 7/15/40	343,000	326,160
VMware, Inc. 1.4% 8/15/26	702,000	646,386
		7,555,072
TOTAL INFORMATION TECHNOLOGY		19,887,198
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,512,000	1,553,551
6.55% 11/15/30	1,533,000	1,601,975
6.7% 11/15/33	895,000	940,510
Eastman Chemical Co. 4.65% 10/15/44	82,000	68,545
Nutrien Ltd.:
4% 12/15/26	313,000	302,848
4.2% 4/1/29	142,000	135,874
5% 4/1/49	247,000	217,457
5.25% 1/15/45	96,000	88,268
5.625% 12/1/40	49,000	47,524
The Dow Chemical Co.:
2.1% 11/15/30	237,000	199,905
3.6% 11/15/50	244,000	169,882
4.375% 11/15/42	134,000	110,449
4.8% 11/30/28	234,000	231,710
4.8% 5/15/49	211,000	179,967
9.4% 5/15/39	82,000	108,556
The Mosaic Co.:
4.05% 11/15/27	158,000	151,514
5.625% 11/15/43	103,000	97,325
Westlake Corp. 5% 8/15/46	55,000	47,943
		6,253,803
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	189,319
5.15% 5/15/46	50,000	45,427
WRKCo, Inc. 4.2% 6/1/32	167,000	156,103
		390,849
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	76,510
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	1,075,529
Nucor Corp.:
2.979% 12/15/55	110,000	67,566
6.4% 12/1/37	167,000	180,503
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	345,820
7.125% 7/15/28	55,000	59,296
Southern Copper Corp.:
3.875% 4/23/25	101,000	99,296
5.25% 11/8/42	158,000	146,861
7.5% 7/27/35	167,000	192,676
Vale Overseas Ltd. 3.75% 7/8/30	667,000	600,300
Vale SA 5.625% 9/11/42	181,000	176,305
		3,020,662
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	360,516
6% 1/15/29	330,000	329,736
		690,252
TOTAL MATERIALS		10,355,566
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	198,796
3% 5/18/51	193,000	116,208
4.85% 4/15/49	316,000	266,288
4.9% 12/15/30	523,000	511,853
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	77,186
3.625% 4/15/32	389,000	340,098
4.25% 2/15/28	264,000	252,884
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	144,469
Boston Properties, Inc.:
2.75% 10/1/26	192,000	179,161
3.25% 1/30/31	1,011,000	854,519
4.5% 12/1/28	489,000	461,283
6.75% 12/1/27	1,962,000	2,012,661
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	148,876
4.05% 7/1/30	804,000	746,130
4.125% 6/15/26	791,000	770,121
4.125% 5/15/29	819,000	773,021
Corporate Office Properties LP:
2% 1/15/29	228,000	193,321
2.25% 3/15/26	209,000	197,322
2.75% 4/15/31	310,000	256,305
Crown Castle, Inc.:
1.35% 7/15/25	741,000	709,049
2.25% 1/15/31	199,000	163,660
3.25% 1/15/51	180,000	119,515
ERP Operating LP:
1.85% 8/1/31	500,000	403,800
3.25% 8/1/27	356,000	336,978
Healthcare Realty Holdings LP:
3.1% 2/15/30	165,000	144,282
3.5% 8/1/26	172,000	164,768
Healthpeak OP, LLC:
3% 1/15/30	343,000	304,380
3.25% 7/15/26	72,000	68,957
3.4% 2/1/25	13,000	12,807
3.5% 7/15/29	82,000	75,747
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	748,572
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	728,908
Kimco Realty OP, LLC:
1.9% 3/1/28	284,000	253,096
3.8% 4/1/27	110,000	105,796
4.125% 12/1/46	274,000	209,550
4.45% 9/1/47	142,000	113,293
Kite Realty Group Trust:
4% 3/15/25	783,000	771,204
4.75% 9/15/30	1,220,000	1,165,292
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	66,126
2.7% 9/15/30	230,000	194,051
NNN (REIT), Inc. 3% 4/15/52	234,000	145,686
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	2,781,000	2,247,968
3.375% 2/1/31	527,000	450,100
3.625% 10/1/29	742,000	662,429
4.5% 1/15/25	556,000	551,536
4.5% 4/1/27	2,294,000	2,220,861
4.75% 1/15/28	801,000	775,045
5.25% 1/15/26	714,000	707,090
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	482,000	475,996
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	134,950
Realty Income Corp.:
2.2% 6/15/28	100,000	89,471
2.85% 12/15/32	123,000	101,370
3.25% 1/15/31	128,000	113,228
3.4% 1/15/28	200,000	188,517
Retail Opportunity Investments Partnership LP 4% 12/15/24	123,000	121,715
Simon Property Group LP:
2.2% 2/1/31	731,000	604,287
2.45% 9/13/29	205,000	180,103
3.25% 9/13/49	320,000	214,408
3.375% 12/1/27	547,000	517,378
SITE Centers Corp.:
3.625% 2/1/25	284,000	280,230
4.25% 2/1/26	371,000	366,897
Store Capital LLC:
2.75% 11/18/30	1,096,000	908,109
4.625% 3/15/29	225,000	212,500
Sun Communities Operating LP:
2.3% 11/1/28	210,000	184,602
2.7% 7/15/31	542,000	447,655
UDR, Inc. 2.1% 6/15/33	446,000	339,444
Ventas Realty LP:
3% 1/15/30	958,000	845,770
3.25% 10/15/26	96,000	91,224
3.5% 2/1/25	919,000	906,066
3.85% 4/1/27	260,000	249,973
4% 3/1/28	876,000	835,555
4.125% 1/15/26	235,000	229,615
4.375% 2/1/45	178,000	139,779
4.75% 11/15/30	1,258,000	1,207,402
4.875% 4/15/49	78,000	66,187
VICI Properties LP:
4.375% 5/15/25	99,000	97,686
4.75% 2/15/28	964,000	941,583
4.95% 2/15/30	1,228,000	1,184,701
5.125% 5/15/32	823,000	784,101
5.75% 4/1/34	377,000	373,467
Vornado Realty LP 2.15% 6/1/26	237,000	218,580
Welltower OP LLC 4.95% 9/1/48	274,000	247,989
Weyerhaeuser Co. 4% 4/15/30	317,000	295,870
WP Carey, Inc.:
2.4% 2/1/31	477,000	395,689
3.85% 7/15/29	160,000	149,388
4% 2/1/25	673,000	664,933
		38,527,466
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	579,000	524,615
4.55% 10/1/29	734,000	638,857
8.05% 3/15/28	2,672,000	2,771,890
CBRE Group, Inc.:
2.5% 4/1/31	699,000	580,666
4.875% 3/1/26	156,000	154,092
Digital Realty Trust LP 3.7% 8/15/27	219,000	209,044
Essex Portfolio LP:
3% 1/15/30	51,000	45,301
4% 3/1/29	167,000	157,739
Mid-America Apartments LP 3.95% 3/15/29	190,000	181,752
Tanger Properties LP:
2.75% 9/1/31	551,000	448,896
3.125% 9/1/26	767,000	723,059
3.875% 7/15/27	170,000	161,182
		6,597,093
TOTAL REAL ESTATE		45,124,559
UTILITIES - 1.4%
Electric Utilities - 0.8%
Alabama Power Co.:
1.45% 9/15/30	500,000	407,488
3.05% 3/15/32	828,000	715,976
3.7% 12/1/47	162,000	120,383
3.75% 3/1/45	27,000	20,724
4.15% 8/15/44	127,000	104,709
4.3% 7/15/48	161,000	131,937
5.2% 6/1/41	106,000	98,180
Appalachian Power Co.:
4.45% 6/1/45	165,000	132,893
4.5% 3/1/49	251,000	198,568
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	138,123
3.5% 8/15/46	69,000	49,761
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	216,922
3.55% 8/1/42	52,000	40,229
4.25% 2/1/49	71,000	57,878
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	379,126
3.743% 5/1/26	1,810,000	1,744,849
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	272,600
3.2% 11/15/49	467,000	311,976
3.65% 6/15/46	78,000	58,001
3.7% 3/1/45	85,000	64,801
3.75% 8/15/47	169,000	127,300
4% 3/1/48	187,000	145,265
4% 3/1/49	164,000	126,989
DTE Electric Co. 3.95% 3/1/49	100,000	78,776
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	71,109
2.95% 12/1/26	165,000	157,201
3.2% 8/15/49	219,000	146,900
3.75% 6/1/45	55,000	41,337
3.875% 3/15/46	107,000	82,118
4% 9/30/42	103,000	82,955
Duke Energy Corp.:
2.45% 6/1/30	529,000	454,217
2.65% 9/1/26	366,000	345,993
3.75% 9/1/46	250,000	181,958
4.2% 6/15/49	260,000	199,965
4.8% 12/15/45	76,000	65,600
Duke Energy Florida LLC 3.4% 10/1/46	69,000	48,561
Duke Energy Ohio, Inc. 4.3% 2/1/49	744,000	597,653
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	295,147
4.15% 12/1/44	49,000	39,463
4.375% 3/30/44	55,000	45,694
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	166,000	139,651
2.775% 1/7/32 (b)	574,000	465,897
Entergy Corp.:
0.9% 9/15/25	464,000	439,027
2.8% 6/15/30	359,000	313,555
2.95% 9/1/26	129,000	122,396
3.75% 6/15/50	113,000	79,882
Entergy Louisiana LLC 4.2% 9/1/48	87,000	68,766
Entergy, Inc.:
3.55% 9/30/49	111,000	79,340
4% 3/30/29	485,000	464,574
Eversource Energy:
2.55% 3/15/31	440,000	365,797
2.9% 10/1/24	234,000	232,271
3.35% 3/15/26	181,000	173,884
3.45% 1/15/50	122,000	83,424
Exelon Corp.:
2.75% 3/15/27	183,000	171,514
3.35% 3/15/32	222,000	194,634
3.95% 6/15/25	539,000	530,395
4.05% 4/15/30	218,000	204,572
5.1% 6/15/45	30,000	27,255
FirstEnergy Corp.:
1.6% 1/15/26	344,000	323,784
2.25% 9/1/30	370,000	309,709
3.4% 3/1/50	100,000	66,891
4.15% 7/15/27	233,000	223,575
5.1% 7/15/47	129,000	111,010
Interstate Power and Light Co. 2.3% 6/1/30	381,000	325,361
IPALCO Enterprises, Inc. 4.25% 5/1/30	1,025,000	951,398
Northern States Power Co.:
2.6% 6/1/51	360,000	214,584
2.9% 3/1/50	327,000	208,307
3.4% 8/15/42	55,000	41,543
4.125% 5/15/44	123,000	100,285
NSTAR Electric Co. 3.2% 5/15/27	210,000	199,917
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	385,611
3.25% 6/1/31	167,000	143,589
3.45% 7/1/25	166,815	162,735
3.5% 6/15/25	334,000	326,724
4.2% 6/1/41	834,000	653,294
4.55% 7/1/30	1,037,586	983,266
4.75% 2/15/44	33,000	26,963
Potomac Electric Power Co. 6.5% 11/15/37	104,000	114,344
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	210,146
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	240,794
4.15% 10/1/45	96,000	79,248
Progress Energy, Inc. 6% 12/1/39	143,000	143,767
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	294,707
3.8% 6/15/47	127,000	92,584
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	243,840
3.15% 1/1/50	315,000	215,739
3.65% 9/1/42	77,000	60,361
4% 6/1/44	137,000	108,828
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	144,088
Southern California Edison Co.:
2.25% 6/1/30	248,000	210,295
2.95% 2/1/51	550,000	340,906
4% 4/1/47	274,000	209,695
4.125% 3/1/48	194,000	150,616
Southern Co.:
3.25% 7/1/26	302,000	290,345
4.4% 7/1/46	201,000	167,835
Tampa Electric Co.:
4.45% 6/15/49	321,000	268,827
6.15% 5/15/37	172,000	179,500
Union Electric Co. 3.9% 9/15/42	101,000	81,310
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	107,723
3.3% 12/1/49	200,000	134,852
3.8% 4/1/28	409,000	391,451
3.8% 9/15/47	225,000	166,816
4.2% 5/15/45	289,000	235,858
4.45% 2/15/44	75,000	63,336
4.6% 12/1/48	194,000	165,005
6% 5/15/37	55,000	56,681
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	105,884
Xcel Energy, Inc. 3.35% 12/1/26	82,000	78,248
		23,868,334
Gas Utilities - 0.0%
Eastern Energy Gas Holdings LLC 2.5% 11/15/24	304,000	300,427
Nakilat, Inc. 6.067% 12/31/33 (b)	182,004	188,602
Southern California Gas Co. 2.6% 6/15/26	363,000	344,799
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	278,471
		1,112,299
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	334,000	326,573
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	227,278
4.75% 6/15/46	143,000	117,672
The AES Corp.:
1.375% 1/15/26	4,000,000	3,748,461
2.45% 1/15/31	807,000	664,411
3.3% 7/15/25 (b)	1,079,000	1,051,896
3.95% 7/15/30 (b)	941,000	860,387
		6,996,678
Multi-Utilities - 0.4%
Ameren Illinois Co. 4.5% 3/15/49	207,000	176,526
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	257,028
3.7% 7/15/30	275,000	255,711
3.8% 7/15/48	274,000	201,366
4.05% 4/15/25	1,561,000	1,543,976
4.25% 10/15/50	237,000	185,794
4.5% 2/1/45	182,000	159,291
5.15% 11/15/43	212,000	199,944
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	120,071
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	90,891
3.875% 6/15/47	78,000	60,316
4.45% 3/15/44	219,000	186,550
4.5% 5/15/58	260,000	211,960
4.65% 12/1/48	287,000	244,941
5.5% 12/1/39	69,000	67,994
Delmarva Power & Light Co. 4% 6/1/42	110,000	86,526
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	570,882
3.9% 10/1/25	354,000	346,614
4.9% 8/1/41	55,000	48,410
DTE Energy Co.:
2.85% 10/1/26	165,000	156,197
3.8% 3/15/27	370,000	353,858
NiSource, Inc.:
0.95% 8/15/25	374,000	355,221
1.7% 2/15/31	444,000	353,094
2.95% 9/1/29	1,074,000	965,298
3.49% 5/15/27	210,000	200,351
3.6% 5/1/30	1,800,000	1,651,797
3.95% 3/30/48	274,000	205,509
4.375% 5/15/47	131,000	105,106
4.8% 2/15/44	151,000	131,249
Puget Energy, Inc.:
3.65% 5/15/25	221,000	216,651
4.1% 6/15/30	1,710,000	1,573,247
4.224% 3/15/32	756,000	677,620
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	24,048
Sempra:
3.25% 6/15/27	167,000	157,623
3.8% 2/1/38	233,000	190,361
4% 2/1/48	604,000	458,533
6% 10/15/39	27,000	27,313
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	295,000	291,623
		13,109,490
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	156,392
3.45% 6/1/29	167,000	155,386
6.593% 10/15/37	179,000	198,930
		510,708
TOTAL UTILITIES		45,597,509
TOTAL NONCONVERTIBLE BONDS (Cost $835,267,362)		803,684,134

U.S. Treasury Obligations - 43.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	9,836,764
1.75% 8/15/41	23,171,800	15,311,491
1.875% 11/15/51	14,846,000	8,617,639
2% 8/15/51	27,127,600	16,295,634
2.25% 2/15/52	11,359,700	7,236,484
2.375% 11/15/49	6,448,000	4,281,371
2.375% 5/15/51	8,558,600	5,636,640
2.875% 5/15/52	15,000,000	10,993,945
3% 2/15/47	15,804,500	12,112,668
3% 8/15/52	57,000,000	42,881,367
3.375% 8/15/42	78,200,000	66,048,454
3.625% 2/15/53	31,000,000	26,371,797
3.625% 5/15/53	7,500,000	6,382,324
4% 11/15/42	14,000,000	12,901,875
4.125% 8/15/53	44,733,000	41,655,859
4.25% 2/15/54	85,020,000	80,954,981
4.625% 5/15/54	7,200,000	7,300,125
U.S. Treasury Notes:
0.375% 7/31/27	8,695,100	7,669,350
0.5% 10/31/27	12,237,600	10,741,840
1.125% 2/29/28	9,043,800	8,034,498
1.125% 8/31/28	17,817,900	15,610,847
1.25% 5/31/28	19,521,400	17,306,941
1.25% 6/30/28	12,849,100	11,367,438
2.25% 8/15/27	18,256,900	17,058,078
2.25% 11/15/27	8,316,200	7,736,015
2.625% 7/31/29	30,000,000	27,643,359
2.75% 7/31/27	25,000,000	23,738,281
2.75% 8/15/32	9,228,000	8,211,839
2.875% 5/15/32	5,778,000	5,205,843
3.375% 5/15/33	74,200,000	68,765,430
3.5% 2/15/33	86,600,000	81,167,172
3.75% 5/31/30	47,700,000	46,192,606
3.75% 6/30/30	10,000,000	9,679,688
3.875% 11/30/27	4,000,000	3,923,906
3.875% 11/30/29	55,000,000	53,719,531
3.875% 8/15/33	15,962,000	15,355,943
4% 1/15/27	780,000	768,666
4% 2/29/28	30,000,000	29,542,969
4% 6/30/28	7,000,000	6,893,633
4% 10/31/29	53,000,000	52,103,555
4% 2/28/30	52,000,000	51,059,531
4% 7/31/30	25,000,000	24,523,438
4% 1/31/31	30,000,000	29,396,484
4% 2/15/34	44,100,000	42,804,563
4.125% 10/31/27	45,000,000	44,495,508
4.125% 7/31/28	75,000,000	74,206,055
4.125% 8/31/30	14,100,000	13,920,445
4.125% 3/31/31	17,500,000	17,269,629
4.125% 11/15/32	35,000,000	34,410,742
4.25% 3/15/27	11,170,000	11,080,553
4.25% 2/28/31	200,000	198,820
4.375% 12/15/26	740,000	735,751
4.375% 11/30/30	24,600,000	24,620,180
4.375% 5/15/34	990,000	990,309
4.5% 4/15/27	4,040,000	4,034,003
4.5% 5/31/29	210,000	211,427
4.625% 6/15/27	2,690,000	2,697,776
4.625% 4/30/29	40,000,000	40,459,375
4.625% 4/30/31	45,200,000	45,927,438
4.625% 5/31/31	43,260,000	43,962,975
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,489,985,381)		1,410,261,848

U.S. Government Agency - Mortgage Securities - 28.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 6.438% 5/1/34 (c)(d)	2,575	2,587
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	6,586	6,618
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	318	323
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 5.789% 11/1/34 (c)(d)	42,633	43,470
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	795	811
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	311	314
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	435	440
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.274% 11/1/36 (c)(d)	7,349	7,486
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 7.02% 4/1/41 (c)(d)	2,502	2,550
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 7.16% 6/1/42 (c)(d)	4,645	4,748
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 7.393% 5/1/36 (c)(d)	4,446	4,538
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.325% 7/1/35 (c)(d)	513	523
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (c)(d)	2,490	2,540
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	1,405	1,441
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	2,076	2,136
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.145% 7/1/41 (c)(d)	2,791	2,868
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (c)(d)	2,587	2,648
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	1,805	1,825
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.318% 11/1/34 (c)(d)	3,074	3,142
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.385% 9/1/36 (c)(d)	4,669	4,795
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 7.515% 7/1/37 (c)(d)	1,776	1,827
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	6,644	6,711
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	580	586
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.392% 8/1/36 (c)(d)	7,847	7,941
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (c)(d)	917	929
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.851% 5/1/35 (c)(d)	990	1,004
1.5% 9/1/35 to 6/1/51	21,513,021	17,032,633
2% 2/1/28 to 3/1/52	44,785,891	37,995,146
2.5% 7/1/26 to 1/1/52	51,863,965	43,857,517
3% 8/1/26 to 5/1/52 (e)	36,984,624	32,790,569
3.5% 5/1/28 to 7/1/52	25,478,015	23,252,560
4% 7/1/30 to 1/1/52	15,594,929	14,549,912
4.5% to 4.5% 8/1/24 to 11/1/52	9,651,832	9,243,652
5% 9/1/25 to 12/1/52	5,844,050	5,737,979
5.5% 6/1/27 to 4/1/54	10,220,175	10,135,094
6% to 6% 11/1/32 to 6/1/54	14,079,406	14,185,572
6.5% 5/1/31 to 6/1/54	13,705,615	14,080,652
7% to 7% 8/1/25 to 2/1/29	4,978	5,113
7.5% to 7.5% 9/1/25 to 11/1/31	7,928	8,153
TOTAL FANNIE MAE		222,989,353
Freddie Mac - 3.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	3,997	4,039
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.299% 4/1/35 (c)(d)	4,029	4,064
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	2,833	2,905
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (c)(d)	667	681
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	2,090	2,150
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.213% 5/1/41 (c)(d)	6,071	6,204
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.336% 6/1/41 (c)(d)	5,707	5,848
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 7.562% 5/1/41 (c)(d)	6,573	6,734
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.263% 9/1/37 (c)(d)	4,078	4,186
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	61	61
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	288	295
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 3.000% 8.626% 10/1/35 (c)(d)	282	290
U.S. TREASURY 1 YEAR INDEX + 1.700% 5.928% 3/1/36 (c)(d)	32,206	32,167
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.342% 12/1/35 (c)(d)	14,264	14,396
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	446	450
U.S. TREASURY 1 YEAR INDEX + 2.250% 6.454% 3/1/35 (c)(d)	7,407	7,467
1.5% 7/1/35 to 2/1/51	22,078,783	17,734,815
2% 2/1/35 to 4/1/52	20,941,504	17,384,919
2% 9/1/35	230,607	203,650
2% 10/1/35	1,498,256	1,323,118
2.5% 3/1/28 to 3/1/52	27,488,385	23,919,236
3% 10/1/26 to 5/1/52	12,896,993	11,405,678
3% 8/1/47	5,253	4,581
3.5% 4/1/28 to 7/1/52	16,922,808	15,442,650
3.5% 8/1/47	5,094	4,591
3.5% 9/1/47	225,068	203,887
4% 8/1/33 to 8/1/52 (f)	6,327,405	5,884,788
4.5% 6/1/25 to 9/1/50	4,026,814	3,880,045
5% 5/1/28 to 8/1/53	9,270,974	9,058,082
5.5% 4/1/27 to 3/1/54	10,785,568	10,703,698
6% 4/1/32 to 4/1/54	4,904,017	4,955,994
6.5% 11/1/36 to 1/1/54	3,396,461	3,506,159
7.5% 8/1/26 to 9/1/31	1,036	1,079
8% 5/1/27	16	16
8.5% 5/1/27 to 1/1/28	115	117
TOTAL FREDDIE MAC		125,709,040
Ginnie Mae - 6.9%
3.5% 12/15/40 to 6/20/51	11,956,746	10,899,983
4% 1/15/25 to 10/20/48	4,717,033	4,445,624
5% 1/20/39 to 5/20/54	11,502,766	11,223,668
6.5% 4/15/35 to 1/15/39	21,433	22,190
7% 1/15/28 to 7/15/32	25,707	26,195
7.5% to 7.5% 12/15/25 to 10/15/28	3,482	3,531
8% 3/15/30 to 9/15/30	739	766
1.5% 3/20/51 to 12/20/51	274,501	214,446
2% 10/20/50 to 11/20/51	18,105,421	14,667,888
2% 7/1/54 (g)	11,650,000	9,433,427
2% 7/1/54 (g)	14,450,000	11,700,688
2% 7/1/54 (g)	4,625,000	3,745,030
2% 7/1/54 (g)	1,450,000	1,174,117
2% 7/1/54 (g)	7,600,000	6,153,995
2% 8/1/54 (g)	2,900,000	2,350,387
2% 8/1/54 (g)	17,400,000	14,102,324
2.5% 7/20/43 to 1/20/52	25,917,631	21,709,465
2.5% 7/1/54 (g)	1,200,000	1,009,187
2.5% 7/1/54 (g)	1,200,000	1,009,187
3% 7/15/42 to 6/20/51	11,287,002	9,965,422
3% 7/1/54 (g)	5,500,000	4,795,926
3% 7/1/54 (g)	5,375,000	4,686,927
3% 7/1/54 (g)	2,325,000	2,027,369
3% 7/1/54 (g)	2,825,000	2,463,362
3% 8/1/54 (g)	8,200,000	7,153,492
3% 8/1/54 (g)	1,350,000	1,177,709
3.5% 7/1/54 (g)	2,400,000	2,157,078
3.5% 7/1/54 (g)	2,750,000	2,471,652
3.5% 8/1/54 (g)	3,650,000	3,282,125
4% 7/1/54 (g)	6,300,000	5,822,054
4% 8/1/54 (g)	6,300,000	5,837,000
4.5% to 4.5% 11/20/33 to 4/20/53	3,737,365	3,605,039
4.5% 7/1/54 (g)	3,800,000	3,612,169
5% 7/1/54 (g)	4,600,000	4,478,756
5% 7/1/54 (g)	4,600,000	4,478,756
5.5% 12/20/32 to 12/20/48	222,430	226,171
5.5% 7/1/54 (g)	3,600,000	3,571,739
5.5% 7/1/54 (g)	3,200,000	3,174,879
5.5% 7/1/54 (g)	4,500,000	4,464,674
5.5% 7/1/54 (g)	2,900,000	2,877,234
5.5% 8/1/54 (g)	4,500,000	4,462,565
5.5% 8/1/54 (g)	2,575,000	2,553,579
6% to 6% 5/20/34 to 12/15/40	79,888	82,015
6% 7/1/54 (g)	1,625,000	1,631,983
6% 7/1/54 (g)	1,300,000	1,305,586
6% 7/1/54 (g)	4,450,000	4,469,122
6% 7/1/54 (g)	325,000	326,397
6% 7/1/54 (g)	2,000,000	2,008,594
6% 8/1/54 (g)	3,800,000	3,813,806
6% 8/1/54 (g)	2,850,000	2,860,354
6% 8/1/54 (g)	1,525,000	1,530,540
TOTAL GINNIE MAE		221,266,172
Uniform Mortgage Backed Securities - 11.1%
2% 7/1/39 (g)	800,000	703,187
2% 8/1/39 (g)	800,000	703,875
2% 7/1/54 (g)	46,800,000	36,602,720
2% 7/1/54 (g)	15,000,000	11,731,641
2% 7/1/54 (g)	11,800,000	9,228,891
2% 7/1/54 (g)	8,700,000	6,804,352
2% 7/1/54 (g)	7,675,000	6,002,690
2% 7/1/54 (g)	4,800,000	3,754,125
2% 7/1/54 (g)	11,400,000	8,916,047
2% 7/1/54 (g)	3,500,000	2,737,383
2% 7/1/54 (g)	1,400,000	1,094,953
2% 7/1/54 (g)	2,300,000	1,798,852
2% 7/1/54 (g)	8,550,000	6,687,035
2% 7/1/54 (g)	2,700,000	2,111,695
2% 7/1/54 (g)	7,275,000	5,689,846
2% 8/1/54 (g)	59,800,000	46,816,858
2% 8/1/54 (g)	17,000,000	13,309,140
2% 8/1/54 (g)	5,850,000	4,579,910
2% 8/1/54 (g)	5,875,000	4,599,482
2.5% 7/1/54 (g)	25,500,000	20,826,329
2.5% 7/1/54 (g)	4,375,000	3,573,145
2.5% 7/1/54 (g)	4,350,000	3,552,727
2.5% 7/1/54 (g)	4,800,000	3,920,250
2.5% 7/1/54 (g)	2,100,000	1,715,109
2.5% 7/1/54 (g)	400,000	326,688
2.5% 7/1/54 (g)	3,300,000	2,695,172
2.5% 7/1/54 (g)	3,000,000	2,450,156
2.5% 7/1/54 (g)	2,400,000	1,960,125
2.5% 7/1/54 (g)	600,000	490,031
2.5% 7/1/54 (g)	200,000	163,344
2.5% 8/1/54 (g)	25,700,000	21,008,745
2.5% 8/1/54 (g)	2,800,000	2,288,891
2.5% 8/1/54 (g)	1,000,000	817,461
3% 7/1/54 (g)	11,350,000	9,658,146
3% 7/1/54 (g)	7,150,000	6,084,207
3% 7/1/54 (g)	4,750,000	4,041,956
3% 7/1/54 (g)	1,400,000	1,191,313
3% 8/1/54 (g)	9,550,000	8,132,427
3% 8/1/54 (g)	5,750,000	4,896,487
3.5% 7/1/54 (g)	2,650,000	2,345,456
3.5% 7/1/54 (g)	1,700,000	1,504,632
3.5% 7/1/54 (g)	1,600,000	1,416,124
3.5% 7/1/54 (g)	1,550,000	1,371,870
3.5% 7/1/54 (g)	1,600,000	1,416,124
3.5% 7/1/54 (g)	1,500,000	1,327,616
3.5% 7/1/54 (g)	150,000	132,762
4% 7/1/54 (g)	5,400,000	4,940,157
4% 7/1/54 (g)	1,350,000	1,235,039
4% 7/1/54 (g)	3,075,000	2,813,145
4% 8/1/54 (g)	3,075,000	2,814,586
5.5% 7/1/54 (g)	1,700,000	1,676,691
5.5% 7/1/54 (g)	4,700,000	4,635,558
5.5% 7/1/54 (g)	3,500,000	3,452,012
5.5% 7/1/54 (g)	1,800,000	1,775,320
6% 7/1/54 (g)	13,600,000	13,638,258
6% 7/1/54 (g)	4,750,000	4,763,362
6% 7/1/54 (g)	6,475,000	6,493,215
6% 7/1/54 (g)	6,300,000	6,317,723
6% 7/1/54 (g)	3,000,000	3,008,439
6% 8/1/54 (g)	15,050,000	15,090,573
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		355,834,053
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $950,766,453)		925,798,618

Asset-Backed Securities - 7.8%
	Principal Amount (a)	Value ($)
Aaset 2024-1 U.S. Ltd. / Aaset 20 Series 2024-1A:
Class A1, 6.261% 5/16/49 (b)	1,807,000	1,808,446
Class A2, 6.261% 5/16/49 (b)	1,645,000	1,647,139
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	275,106	197,249
Series 2019-1 Class A, 3.844% 5/15/39 (b)	64,882	61,315
Series 2019-2 Class A, 3.376% 10/16/39 (b)	440,796	418,765
Series 2021-1A Class A, 2.95% 11/16/41 (b)	566,294	521,914
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,154,875	1,032,699
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	10,991,874	10,972,988
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (b)	500,000	499,228
Series 2024-X1 Class A, 6.27% 5/15/29 (b)	1,020,397	1,021,640
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 6.7414% 7/22/37 (b)(c)(d)	1,348,000	1,348,690
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(c)(d)	2,766,000	2,782,516
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(c)(d)	3,002,000	3,006,326
Aimco Clo 21 Ltd. / Aimco Clo 2 Series 2024-21A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8251% 4/18/37 (b)(c)(d)	1,864,000	1,864,434
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(c)(d)	1,960,000	1,963,914
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(c)(d)	524,413	524,850
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(c)(d)	2,044,526	2,045,327
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(c)(d)	667,851	668,759
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(c)(d)	627,261	627,822
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,420,000	1,416,501
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	145,724	134,062
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(c)(d)	2,723,000	2,723,953
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(c)(d)	425,583	425,879
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 6.8235% 7/25/37 (b)(c)(d)	2,450,000	2,450,674
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(c)(d)	1,132,637	1,134,690
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(c)(d)	1,304,759	1,305,325
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(c)(d)	3,561,718	3,561,718
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(c)(d)	14,190,185	14,200,643
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(c)(d)	934,550	934,805
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(c)(d)	787,546	788,496
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	3,356,000	3,390,329
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(c)(d)	17,227,148	17,184,528
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(c)(d)	799,679	800,651
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	500,110	495,194
Series 2021-1A Class A, 2.443% 7/15/46 (b)	842,911	754,094
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	562,000	563,674
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(c)(d)	1,073,324	1,073,957
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	265,649
Series 2023-A1 Class A, 4.42% 5/15/28	1,700,000	1,677,087
Carlyle U.S. CLO Ltd. Series 2024-11A Class A1R, CME Term SOFR 3 Month Index + 1.410% 0% 7/25/37 (b)(c)(d)	3,068,000	3,068,000
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	74,432	73,976
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	1,011,000	1,016,434
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,353,000	1,369,196
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	448,537	403,797
Class B, 5.095% 4/15/39 (b)	272,765	185,347
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	141,207	131,682
Series 2021-1A Class A, 3.474% 1/15/46 (b)	108,086	101,670
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(c)(d)	799,316	799,931
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	490,758	491,488
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(c)(d)	3,994,984	3,998,036
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(c)(d)	2,065,000	2,075,069
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(c)(d)	772,931	773,063
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	683,553	670,423
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	900,000	899,396
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	744,140	748,496
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	426,208
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	700,000	699,810
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	414,034	413,486
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(c)(d)	795,912	797,225
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(c)(d)	853,929	854,879
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(c)(d)	1,117,642	1,118,461
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	709,688	673,878
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	600,000	590,958
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	370,608	371,103
Class A3, 5.64% 2/22/28 (b)	597,000	600,212
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	600,000	593,976
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	444,000	445,569
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,895,000	1,822,507
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(c)(d)	2,345,807	2,349,375
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	2,028,431	2,029,861
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(c)(d)	2,387,000	2,390,342
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/31 (b)(c)(d)	767,146	767,530
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(c)(d)	2,675,984	2,678,834
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(c)(d)	1,574,048	1,574,818
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(c)(d)	600,000	602,299
Series 2024-85A Class A1R2, CME Term SOFR 3 Month Index + 1.380% 0% 7/15/37 (b)(c)(d)	2,435,000	2,435,000
Eaton Vance CLO, Ltd.:
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(c)(d)	1,957,851	1,960,698
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8399% 7/15/37 (b)(c)(d)	2,449,000	2,447,440
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	800,000	802,120
Class A3, 5.61% 4/20/28 (b)	800,000	806,521
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	2,153,000	2,177,269
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(c)(d)	924,249	926,067
Class AR, 3 month U.S. LIBOR + 1.080% 6.6683% 11/16/34 (b)(c)(d)	816,255	816,255
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	1,700,000	1,688,603
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,700,000	1,706,452
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	326,258	326,112
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	1,245,000	1,248,943
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,870,000	1,849,364
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	8,100	8,079
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	620,000	619,552
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	579,000	576,974
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	1,600,000	1,601,971
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	1,321,000	1,313,512
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	700,000	701,788
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	247,722	225,325
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	217,281	198,675
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	1,800,000	1,803,921
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	1,480,000	1,474,587
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(c)(d)	560,077	560,814
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	1,500,000	1,508,046
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 6.8292% 7/20/37 (b)(c)(d)	1,884,000	1,883,736
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(c)(d)	1,298,569	1,298,824
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	1,000,000	999,373
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(c)(d)	410,000	412,887
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(c)(d)	1,795,369	1,798,418
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(c)(d)	910,439	910,480
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(c)(d)	1,248,118	1,248,867
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(c)(d)	2,755,000	2,760,579
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(c)(d)	1,441,000	1,449,885
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(c)(d)	965,191	965,704
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(c)(d)	746,434	746,821
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(c)(d)	748,428	748,934
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	561,000	561,185
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	1,600,000	1,604,628
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (b)	1,085,706	1,095,404
Series 2024-1A Class A, 5.82% 4/20/37 (b)	1,200,000	1,201,716
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(c)(d)	1,587,182	1,588,372
Neuberger Berman Loan Advisers Series 2024-25A Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.723% 7/18/38 (b)(c)(d)	2,320,000	2,320,000
Oak Hill Credit Partners Series 2024-18A Class A1, 6.7917% 4/20/37 (b)(c)	1,960,000	1,973,210
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7047% 1/25/36 (c)(d)	7,993	7,885
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(c)(d)	1,605,558	1,606,892
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/39 (b)	546,000	546,109
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	581,595	531,269
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	637,330	598,198
Class A2II, 4.008% 12/5/51 (b)	569,883	500,544
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	441,366	400,024
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(c)(d)	4,536,406	4,541,033
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(c)(d)	1,078,307	1,078,840
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0586% 1/15/36 (b)(c)(d)	6,000,000	6,029,910
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	471,633	432,790
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	779,000	765,318
1.884% 7/15/50 (b)	300,000	282,132
2.328% 7/15/52 (b)	229,000	205,597
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,200,000	1,203,047
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	587,960	588,498
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	840,000	842,247
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	2,103,000	2,143,359
Class A2I, 6.028% 7/30/54 (b)	4,033,000	4,068,579
Class A2II, 6.268% 7/30/54 (b)	2,398,000	2,430,292
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(c)(d)	4,851,802	4,860,555
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(c)(d)	1,901,000	1,910,712
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8785% 4/18/33 (b)(c)(d)	2,000,000	2,003,342
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(c)(d)	5,483,347	5,484,427
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(c)(d)	947,359	948,332
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(c)(d)	875,909	876,685
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3197% 9/25/34 (c)(d)	849	854
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	601,000	599,746
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,200,000	1,206,579
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,400,000	1,402,994
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	534,622	483,678
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	661,403	578,747
Toyota Auto Receivables Owner Trust Series 2022-C Class A3, 3.76% 4/15/27	3,256,000	3,209,114
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	1,485,000	1,478,693
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,490,000	1,489,792
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	35,423	35,256
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 1.8677% 8/25/51 (b)(c)	464,668	457,479
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	950,000	948,959
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	2,577,000	2,604,960
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(c)(d)	900,000	900,527
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(c)(d)	522,906	523,148
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(c)(d)	1,070,174	1,070,490
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(c)(d)	882,055	883,599
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	2,300,000	2,318,229
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	1,143,459	1,207,870
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	1,572,000	1,556,301
Series 2023-C Class A3, 5.15% 11/15/28	762,000	759,417
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	724,849	724,584
TOTAL ASSET-BACKED SECURITIES (Cost $248,523,982)		251,584,008

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	563,585	509,951
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	912,990	814,466
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,514,850	1,485,816
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	319,601	314,157
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(c)	861,726	825,385
CFMT LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	1,416,950	1,396,546
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	396,619	387,808
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	388,155	368,674
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	2,822,000	2,590,441
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	302,813	273,396
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	482,601	441,599
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	238,452	230,040
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	196,132	187,493
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	953,680	911,780
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(c)	989,396	936,461
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	9,806	9,763
Towd Point Mortgage Trust:
sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	2,981,888	2,756,135
Series 2020-1 Class A1, 2.71% 1/25/60 (b)	1,448,297	1,353,022
TOTAL PRIVATE SPONSOR		15,792,933
U.S. Government Agency - 0.9%
Fannie Mae:
planned amortization class:
Series 1999-57 Class PH, 6.5% 12/25/29	5,294	5,302
Series 2021-45 Class DA, 3% 7/25/51	473,947	412,378
Series 2022-2 Class TH, 2.5% 2/25/52	155,160	137,854
Series 2022-20 Class HC, 2.5% 4/25/52	1,868,926	1,654,398
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	529,734	449,158
Series 2020-43 Class MA, 2% 1/25/45	836,950	750,180
Series 2020-49 Class JA, 2% 8/25/44	72,533	65,469
Series 2020-51 Class BA, 2% 6/25/46	759,890	647,511
Series 2020-80 Class BA, 1.5% 3/25/45	687,467	585,947
Series 2021-68 Class A, 2% 7/25/49	152,783	118,742
Series 2021-85 Class L, 2.5% 8/25/48	83,344	71,716
Series 2021-95:
Class 0, 2.5% 9/25/48	621,681	536,494
Class BA, 2.5% 6/25/49	944,144	811,970
Series 2021-96:
Class AH, 2.5% 3/25/49	1,345,114	1,171,373
Class HA, 2.5% 2/25/50	133,836	114,985
Series 2022-1 Class KA, 3% 5/25/48	316,631	282,767
Series 2022-11 Class B, 3% 6/25/49	379,510	341,887
Series 2022-13:
Class HA, 3% 8/25/46	502,578	458,821
Class MA, 3% 5/25/44	1,287,165	1,192,708
Series 2022-25 Class AB, 4% 9/25/47	478,943	457,579
Series 2022-3:
Class D, 2% 2/25/48	867,686	756,154
Class N, 2% 10/25/47	2,570,945	2,205,756
Series 2022-30 Class E, 4.5% 7/25/48	914,432	881,439
Series 2022-4 Class B, 2.5% 5/25/49	97,689	84,166
Series 2022-42 Class BA, 4% 6/25/50	1,000,566	946,137
Series 2022-49 Class TC, 4% 12/25/48	288,979	273,281
Series 2022-5:
Class 0, 2.5% 6/25/48	373,154	325,772
Class BA, 2.5% 12/25/49	360,334	304,258
Class DA, 2.25% 11/25/47	1,052,912	919,425
Series 2022-7:
Class A, 3% 5/25/48	451,200	402,953
Class E, 2.5% 11/25/47	908,841	803,755
Series 2020-45 Class JL, 3% 7/25/40	30,605	27,270
Series 2021-21 Class HG, 2% 11/25/47	308,449	266,908
Series 2021-59 Class H, 2% 6/25/48	86,081	68,772
Series 2021-66:
Class DA, 2% 1/25/48	92,196	74,040
Class DM, 2% 1/25/48	97,979	78,684
Freddie Mac:
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	796,194	719,139
Series 2020-5018:
Class LC, 3% 10/25/40	206,588	184,525
Class LY, 3% 10/25/40	157,089	140,279
Series 2021-5169 Class TP, 2.5% 6/25/49	269,181	231,231
Series 2021-5175 Class CB, 2.5% 4/25/50	483,131	414,111
Series 2021-5180 Class KA, 2.5% 10/25/47	96,008	84,554
Series 2022-5189:
Class DA, 2.5% 5/25/49	248,422	210,965
Class TP, 2.5% 5/25/49	224,603	193,851
Series 2022-5190:
Class BA, 2.5% 11/25/47	234,025	205,885
Class CA, 2.5% 5/25/49	188,028	162,257
Series 2022-5191 Class CA, 2.5% 4/25/50	113,052	96,293
Series 2022-5197:
Class A, 2.5% 6/25/49	188,028	162,257
Class DA, 2.5% 11/25/47	177,667	156,499
Series 2022-5198 Class BA, 2.5% 11/25/47	869,327	768,132
Series 2022-5202:
Class AG, 3% 1/25/49	140,040	125,156
Class LB, 2.5% 10/25/47	190,279	166,139
Class UA, 3% 4/25/50	325,580	290,154
Series 2020-5041 Class LB, 3% 11/25/40	352,089	314,706
Series 2021-5083 Class VA, 1% 8/15/38	940,638	877,380
Series 2021-5176 Class AG, 2% 1/25/47	361,972	308,221
Series 2021-5182 Class A, 2.5% 10/25/48	628,424	541,746
Series 2022-5207 Class PA, 3% 6/25/51	3,497,086	3,099,977
Series 2022-5210 Class AB, 3% 1/25/42	486,947	442,608
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	265,144	228,338
Class GC, 2% 11/25/47	76,931	66,266
Series 2021-5164 Class M, 2.5% 7/25/48	270,243	232,848
TOTAL U.S. GOVERNMENT AGENCY		29,109,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,288,352)		44,902,459

Commercial Mortgage Securities - 5.8%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (b)	600,000	534,678
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.479% 1/15/39 (b)(c)(d)	497,039	492,224
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	484,000	443,465
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	109,000	93,876
BANK:
sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	343,035	334,343
Series 2017-BNK9 Class A4, 3.538% 11/15/54	400,000	375,806
Series 2018-BN10 Class A5, 3.688% 2/15/61	3,248,347	3,065,902
Series 2018-BN14 Class ASB, 4.185% 9/15/60	313,786	305,492
Series 2019-BN19 Class ASB, 3.071% 8/15/61	650,000	614,289
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	72,464
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	399,798
Series 2020-BN26 Class ASB, 2.313% 3/15/63	1,100,000	1,010,005
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	940,243
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	466,369
Series 2022-BNK41 Class A4, 3.9165% 4/15/65 (c)	963,521	871,651
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	800,000	807,534
Class A3, 6.26% 4/15/56	1,400,000	1,433,605
Series 2021-BN33 Class XA, 1.1643% 5/15/64 (c)(h)	12,007,805	585,648
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	600,000	627,445
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	596,767
Series 2023-C21 Class A3, 6.5063% 9/15/56 (c)	1,422,000	1,496,663
Benchmark 2023-V3 Mtg Trust:
sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	400,000	412,919
Series 2023-V3 Class XA, 1.0533% 7/15/56 (c)	31,987,946	921,538
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	163,967
Series 2019-B10:
Class A4, 3.717% 3/15/62	159,609	148,574
Class ASB, 3.615% 3/15/62	476,832	459,551
Series 2019-B9 Class AAB, 3.9325% 3/15/52	902,980	876,318
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	378,433
Series 2021-B24 Class A5, 2.5843% 3/15/54	700,621	580,183
Series 2021-B28 Class ASB, 1.9804% 8/15/54	1,600,000	1,390,913
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,108,562
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	655,293
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	598,032
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.671% 3/15/41 (b)(c)(d)	1,311,000	1,301,168
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	1,700,000	1,761,431
Series 2023-C6 Class XA, 0.9823% 9/15/56 (c)(h)	13,475,021	753,120
BMP floater Series 2024-MF23:
Class A, CME Term SOFR 1 Month Index + 1.370% 6.7008% 6/15/41 (b)(c)(d)	1,792,000	1,779,680
Class B, CME Term SOFR 1 Month Index + 1.640% 6.9704% 6/15/41 (b)(c)(d)	885,000	879,476
Class C, CME Term SOFR 1 Month Index + 1.840% 7.1701% 6/15/41 (b)(c)(d)	626,000	621,302
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2268% 4/15/37 (b)(c)(d)	2,835,445	2,835,444
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7758% 4/15/37 (b)(c)(d)	841,247	841,247
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6753% 4/15/34 (b)(c)(d)	412,398	404,672
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9753% 4/15/34 (b)(c)(d)	272,629	265,819
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2753% 4/15/34 (b)(c)(d)	286,192	278,329
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0794% 10/15/26 (b)(c)(d)	2,238,295	2,208,935
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2435% 2/15/36 (b)(c)(d)	200,000	197,438
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1326% 10/15/36 (b)(c)(d)	1,109,960	1,095,788
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3423% 10/15/36 (b)(c)(d)	162,246	159,517
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5421% 10/15/36 (b)(c)(d)	217,124	212,999
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7418% 10/15/36 (b)(c)(d)	210,720	205,142
Class E, CME Term SOFR 1 Month Index + 2.060% 7.391% 10/15/36 (b)(c)(d)	732,746	714,489
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8198% 4/15/37 (b)(c)(d)	774,214	772,042
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3417% 2/15/39 (b)(c)(d)	984,851	973,776
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6411% 2/15/39 (b)(c)(d)	350,914	346,310
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8905% 2/15/39 (b)(c)(d)	350,914	346,091
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2896% 2/15/39 (b)(c)(d)	350,914	345,652
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0903% 12/9/40 (b)(c)(d)	2,021,000	2,022,258
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5197% 12/9/40 (b)(c)(d)	447,000	447,696
Class C, CME Term SOFR 1 Month Index + 2.640% 7.969% 12/9/40 (b)(c)(d)	242,000	242,377
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3753% 4/15/34 (b)(c)(d)	562,789	556,464
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1135% 6/15/38 (b)(c)(d)	230,582	227,995
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7205% 3/15/41 (b)(c)(d)	6,758,909	6,720,890
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(c)(d)	383,148	380,514
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0201% 3/15/41 (b)(c)(d)	1,154,615	1,147,054
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2697% 3/15/41 (b)(c)(d)	1,533,413	1,520,025
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7709% 2/15/39 (b)(c)(d)	3,020,863	3,010,479
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9913% 5/15/41 (b)(c)	3,906,000	3,896,229
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4938% 8/15/39 (b)(c)(d)	1,900,901	1,901,490
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2688% 4/15/37 (b)(c)(d)	394,689	392,963
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6188% 4/15/37 (b)(c)(d)	89,111	88,804
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1678% 4/15/37 (b)(c)(d)	74,617	74,360
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7707% 4/15/29 (b)(c)(d)	4,464,142	4,466,888
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0204% 4/15/29 (b)(c)(d)	711,401	706,952
Class C, CME Term SOFR 1 Month Index + 1.940% 7.27% 4/15/29 (b)(c)(d)	590,185	587,232
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.360% 6.696% 12/15/37 (b)(c)(d)	2,145,000	2,147,323
Class E, CME Term SOFR 1 Month Index + 2.440% 7.776% 12/15/37 (b)(c)(d)	520,000	519,026
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,194,866	1,094,438
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	527,861	502,266
Series 2017-C8 Class A3, 3.3048% 6/15/50	1,960,100	1,849,655
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	822,388
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	305,226
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	156,780
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	486,604
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	557,321
Series 2018-B2 Class A4, 4.009% 3/10/51	400,000	379,512
Series 2019-C7 Class A4, 3.102% 12/15/72	2,911,044	2,611,593
Series 2020-GC46 Class AAB, 2.614% 2/15/53	500,000	463,827
COMM Mortgage Trust:
sequential payer Series 2015-DC1 Class A4, 3.078% 2/10/48	1,849,245	1,836,111
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	521,804
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	1,284,202	1,228,437
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	218,197	206,385
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	335,308
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	461,255
Class A5, 3.0161% 9/15/52	516,958	456,589
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(c)	605,000	605,597
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1445% 11/15/38 (b)(c)(d)	2,964,315	2,929,133
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5235% 7/15/38 (b)(c)(d)	612,761	610,463
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8235% 7/15/38 (b)(c)(d)	1,464,272	1,458,346
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1435% 7/15/38 (b)(c)(d)	188,821	188,351
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6935% 7/15/38 (b)(c)(d)	10,505,906	10,499,354
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,869,987	1,846,656
Series 2015-K049 Class A2, 3.01% 7/25/25	261,871	255,676
Series 2016-K054 Class A2, 2.745% 1/25/26	1,287,022	1,241,443
Series 2016-K055 Class A2, 2.673% 3/25/26	2,700,000	2,593,715
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	417,713
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,811,105
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,441,334
Series 2020-K117 Class A2, 1.406% 8/25/30	890,789	734,779
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	349,929
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	491,233
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	193,001
Series 2021-K126 Class A2, 2.074% 1/25/31	327,624	278,858
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	232,291
Series 2021-K136 Class A2, 2.127% 11/25/31	771,017	646,181
Series 2023-K751 Class A2, 4.412% 3/25/30	400,000	392,557
Series 2024-K517 Class A2, 5.355% 1/25/29	3,200,000	3,260,434
Series K058 Class A2, 2.653% 8/25/26	2,100,000	2,000,144
Series K080 Class A2, 3.926% 7/25/28	454,836	439,534
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	452,756
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	621,914
Series 2017-K727 Class A2, 2.946% 7/25/24	823,009	819,833
Series 2018-K730 Class A2, 3.59% 1/25/25	1,001,120	990,371
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,296,906
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	382,711
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	648,249
Series K046 Class A2, 3.205% 3/25/25	908,339	893,344
Series K047 Class A2, 3.329% 5/25/25	2,190,572	2,150,938
Series K053 Class A2, 2.995% 12/25/25	194,973	189,074
Series K056 Class A2, 2.525% 5/25/26	568,904	543,629
Series K062 Class A1, 3.032% 9/25/26	136,282	133,491
Series K063 Class A2, 3.43% 1/25/27	2,600,000	2,505,460
Series K079 Class A2, 3.926% 6/25/28	213,322	206,214
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	1,328,205	1,307,881
Series K044 Class A2, 2.811% 1/25/25	2,724,707	2,683,436
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3935% 9/15/31 (b)(c)(d)	249,124	247,966
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3935% 10/15/36 (b)(c)(d)	1,961,563	1,937,043
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5935% 10/15/36 (b)(c)(d)	450,000	439,594
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9935% 10/15/36 (b)(c)(d)	2,451,000	2,366,747
sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	303,597	302,491
Series 2018-GS10 Class A4, 3.89% 7/10/51	3,800,000	3,600,802
Series 2018-GS9 Class A4, 3.992% 3/10/51	400,000	371,284
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,098,587
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8176% 8/15/39 (b)(c)(d)	4,070,000	4,077,606
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9253% 4/15/37 (b)(c)(d)	318,267	303,553
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C23 Class A5, 3.9342% 9/15/47	176,527	175,737
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	708,510
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	241,746
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	399,858	389,825
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/33 (b)	158,353	118,767
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.619% 12/15/36 (b)(c)(d)	2,900,000	2,907,250
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6241% 5/15/39 (b)(c)(d)	2,976,439	2,923,421
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1228% 5/15/39 (b)(c)(d)	899,162	875,565
Class C, CME Term SOFR 1 Month Index + 2.090% 7.422% 5/15/39 (b)(c)(d)	511,349	496,332
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8708% 5/15/39 (b)(c)(d)	454,472	432,228
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1435% 3/15/38 (b)(c)(d)	675,307	663,082
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3235% 3/15/38 (b)(c)(d)	217,253	212,099
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5435% 3/15/38 (b)(c)(d)	136,648	133,065
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8435% 3/15/38 (b)(c)(d)	190,097	184,638
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1935% 3/15/38 (b)(c)(d)	166,149	159,719
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	398,496
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	1,200,000	1,127,128
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	1,500,000	1,422,327
Series 2019-L2 Class A3, 3.806% 3/15/52	1,000,000	937,638
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,052,468	1,003,305
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	424,606
Series 2018-H4 Class A4, 4.31% 12/15/51	1,275,945	1,220,919
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	152,075	143,451
Class C, 3.283% 11/10/36 (b)(c)	145,921	135,457
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	531,500	486,922
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4179% 10/15/28 (b)(c)(d)	1,632,374	1,650,739
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	983,217	985,675
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9275% 10/15/36 (b)(c)(d)	1,373,753	1,350,585
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	231,728	234,695
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3288% 2/15/39 (b)(c)(d)	263,000	258,034
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9788% 2/15/39 (b)(c)(d)	137,000	133,125
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.02% 7/15/36 (b)(c)(d)	813,932	803,258
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1741% 11/15/38 (b)(c)(d)	2,240,402	2,219,410
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5231% 11/15/38 (b)(c)(d)	1,694,882	1,669,473
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7723% 11/15/38 (b)(c)(d)	344,260	339,099
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0215% 11/15/38 (b)(c)(d)	226,263	222,871
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,123,328	900,606
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6435% 5/15/31 (b)(c)(d)	552,000	537,913
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	720,434	710,000
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	786,272
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	56,600
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	458,817	439,104
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55:
Class A5, 2.725% 2/15/53	438,989	384,128
Class ASB, 2.651% 2/15/53	400,000	371,669
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	392,228
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $186,317,860)		185,752,359

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	48,412
Series 2021 C, 2.843% 11/1/46	400,000	285,579
Series 2022 A, 4.507% 11/1/51	155,000	137,571
TOTAL MUNICIPAL SECURITIES (Cost $531,396)		471,562

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	968,000	933,142
3.3% 3/15/28	274,000	261,338
British Columbia Province 2.25% 6/2/26	654,000	622,673
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	396,000	356,276
4.5% 4/22/60 (b)	301,000	243,998
Korea Development Bank 1.625% 1/19/31	367,000	299,233
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	219,145
2.5% 11/15/27	242,000	226,150
Ontario Province:
0.625% 1/21/26	70,000	65,425
1.125% 10/7/30	658,000	533,763
2.3% 6/15/26	391,000	372,185
2.5% 4/27/26	137,000	131,245
Panamanian Republic:
3.16% 1/23/30	517,000	436,090
4.5% 4/16/50	353,000	237,834
4.5% 4/1/56	547,000	354,456
Quebec Province:
1.5% 2/11/25	791,000	773,187
2.5% 4/20/26	322,000	309,030
2.75% 4/12/27	350,000	332,413
2.875% 10/16/24	57,000	56,615
United Mexican States:
3.25% 4/16/30	366,000	321,623
3.5% 2/12/34	1,114,000	906,239
4.28% 8/14/41	1,201,000	932,577
4.35% 1/15/47	395,000	294,892
4.5% 1/31/50	254,000	191,056
4.6% 2/10/48	481,000	367,484
4.75% 3/8/44	266,000	213,199
5.55% 1/21/45	107,000	96,534
6.05% 1/11/40	132,000	127,875
Uruguay Republic:
4.125% 11/20/45	130,228	113,258
4.375% 10/27/27	33,363	33,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,324,707)		10,361,948

Supranational Obligations - 0.4%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	419,000	386,618
Asian Development Bank:
0.375% 9/3/25	1,103,000	1,044,006
0.5% 2/4/26	611,000	569,852
0.75% 10/8/30	534,000	426,757
1.5% 10/18/24	617,000	609,776
2% 4/24/26	173,000	164,428
2.5% 11/2/27	184,000	172,191
2.625% 1/12/27	178,000	169,288
2.75% 1/19/28	1,032,000	970,427
European Investment Bank:
0.75% 9/23/30	762,000	611,383
0.875% 5/17/30	183,000	149,465
1.25% 2/14/31	331,000	271,176
1.875% 2/10/25	82,000	80,281
2.375% 5/24/27	110,000	103,424
2.5% 10/15/24	157,000	155,669
Inter-American Development Bank:
0.625% 7/15/25	607,000	579,371
0.875% 4/20/26	1,388,000	1,292,910
1.75% 3/14/25	505,000	492,544
2% 6/2/26	110,000	104,237
2.125% 1/15/25	50,000	49,126
2.25% 6/18/29	524,000	472,841
2.375% 7/7/27	184,000	172,440
4.375% 1/24/44	239,000	222,104
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	681,828
0.5% 10/28/25	905,000	853,029
0.75% 8/26/30	454,000	363,998
0.875% 5/14/30	555,000	452,967
1.25% 2/10/31	497,000	405,646
1.5% 8/28/24	543,000	539,574
1.625% 1/15/25	488,000	478,277
1.875% 10/27/26	130,000	121,955
2.5% 11/25/24	156,000	154,164
2.5% 7/29/25	104,000	101,186
2.5% 3/29/32	1,000,000	873,888
International Finance Corp. 0.75% 8/27/30	303,000	243,194
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $15,311,399)		14,540,020

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	359,000	348,669
3.75% 2/18/26	370,000	357,676
Discover Bank:
ICE IBA - USD SOFR SPREAD-ADJ + 1.730% 5.974% 8/9/28 (c)(d)	347,000	346,563
3.45% 7/27/26	350,000	334,269
Regions Bank 6.45% 6/26/37	969,000	988,007
Truist Bank 3.3% 5/15/26	208,000	199,301
TOTAL BANK NOTES (Cost $2,748,023)		2,574,485

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (g)(i) (Cost $16,270,504)	185,891	16,042,417

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (j) (Cost $24,503,050)	24,498,150	24,503,050

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	5,500,000	182,062
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	5,400,000	207,587
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	4,800,000	176,830
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,300,000	171,925
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	2,600,000	81,014
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	4,600,000	135,736
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.92625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	5,000,000	193,334

TOTAL PUT OPTIONS			1,148,488
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	5,500,000	133,321
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	5,400,000	234,597
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	4,800,000	221,054
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,300,000	39,156
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	2,600,000	88,668
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	4,600,000	125,940
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.92625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	5,000,000	215,727

TOTAL CALL OPTIONS			1,058,463
TOTAL PURCHASED SWAPTIONS (Cost $2,371,256)			2,206,951

TOTAL INVESTMENT IN SECURITIES - 114.8% (Cost $3,829,209,725)	3,692,683,859
NET OTHER ASSETS (LIABILITIES) - (14.8)%	(477,002,154)
NET ASSETS - 100.0%	3,215,681,705

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/54	(2,900,000)	(2,348,239)
2% 7/1/54	(17,400,000)	(14,089,410)
2% 7/1/54	(750,000)	(607,302)
3% 7/1/54	(8,200,000)	(7,150,289)
3% 7/1/54	(1,350,000)	(1,177,182)
3% 7/1/54	(2,825,000)	(2,463,362)
3.5% 7/1/54	(3,650,000)	(3,280,556)
4% 7/1/54	(6,300,000)	(5,822,054)
5% 7/1/54	(4,600,000)	(4,478,756)
5% 7/1/54	(4,600,000)	(4,478,756)
5.5% 7/1/54	(4,500,000)	(4,464,674)
5.5% 7/1/54	(4,500,000)	(4,464,674)
5.5% 7/1/54	(2,575,000)	(2,554,786)
6% 7/1/54	(3,800,000)	(3,816,329)
6% 7/1/54	(2,850,000)	(2,862,247)
6% 7/1/54	(1,525,000)	(1,531,553)

TOTAL GINNIE MAE		(65,590,169)

Uniform Mortgage Backed Securities
2% 7/1/39	(800,000)	(703,187)
2% 7/1/54	(1,100,000)	(860,320)
2% 7/1/54	(1,400,000)	(1,094,953)
2% 7/1/54	(1,400,000)	(1,094,953)
2% 7/1/54	(59,800,000)	(46,770,142)
2% 7/1/54	(2,300,000)	(1,798,852)
2% 7/1/54	(3,500,000)	(2,737,383)
2% 7/1/54	(3,500,000)	(2,737,383)
2% 7/1/54	(1,400,000)	(1,094,953)
2% 7/1/54	(2,300,000)	(1,798,852)
2% 7/1/54	(17,000,000)	(13,295,860)
2% 7/1/54	(5,850,000)	(4,575,340)
2% 7/1/54	(5,875,000)	(4,594,893)
2% 7/1/54	(2,300,000)	(1,798,852)
2% 7/1/54	(3,800,000)	(2,972,016)
2% 7/1/54	(8,550,000)	(6,687,035)
2% 7/1/54	(7,275,000)	(5,689,846)
2% 7/1/54	(2,700,000)	(2,111,695)
2.5% 7/1/54	(25,700,000)	(20,989,673)
2.5% 7/1/54	(3,100,000)	(2,531,828)
2.5% 7/1/54	(2,500,000)	(2,041,797)
2.5% 7/1/54	(400,000)	(326,688)
2.5% 7/1/54	(400,000)	(326,688)
2.5% 7/1/54	(3,300,000)	(2,695,172)
2.5% 7/1/54	(1,300,000)	(1,061,734)
2.5% 7/1/54	(600,000)	(490,031)
2.5% 7/1/54	(2,200,000)	(1,796,781)
2.5% 7/1/54	(1,100,000)	(898,391)
2.5% 7/1/54	(2,400,000)	(1,960,125)
2.5% 7/1/54	(600,000)	(490,031)
2.5% 7/1/54	(2,800,000)	(2,286,813)
2.5% 7/1/54	(1,000,000)	(816,719)
3% 7/1/54	(9,550,000)	(8,126,458)
3% 7/1/54	(1,200,000)	(1,021,126)
3% 7/1/54	(1,600,000)	(1,361,501)
3% 7/1/54	(5,750,000)	(4,892,894)
3% 7/1/54	(3,300,000)	(2,808,095)
3.5% 7/1/54	(2,800,000)	(2,478,217)
3.5% 7/1/54	(2,200,000)	(1,947,171)
3.5% 7/1/54	(1,300,000)	(1,150,601)
3.5% 7/1/54	(1,550,000)	(1,371,870)
3.5% 7/1/54	(1,600,000)	(1,416,124)
3.5% 7/1/54	(1,300,000)	(1,150,601)
3.5% 8/1/54	(150,000)	(132,785)
4% 7/1/54	(3,075,000)	(2,813,145)
4% 7/1/54	(3,075,000)	(2,813,145)
5.5% 7/1/54	(1,000,000)	(986,289)
5.5% 7/1/54	(2,500,000)	(2,465,723)
6% 7/1/54	(1,200,000)	(1,203,376)
6% 7/1/54	(2,000,000)	(2,005,626)
6% 7/1/54	(15,050,000)	(15,092,337)
6.5% 7/1/54	(3,200,000)	(3,256,748)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(199,622,818)

TOTAL TBA SALE COMMITMENTS (Proceeds $266,919,236)		(265,212,987)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Sep 2024	1,002,750	6,494	6,494

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	217	Sep 2024	23,866,609	(101,437)	(101,437)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	38	Sep 2024	7,760,313	(3,589)	(3,589)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	56	Sep 2024	5,968,375	(25,909)	(25,909)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	42	Sep 2024	4,969,125	(37,488)	(37,488)

TOTAL SOLD					(168,423)

TOTAL FUTURES CONTRACTS					(161,929)
The notional amount of futures purchased as a percentage of Net Assets is 0.0%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	760,000	6,539	(8,148)	(1,609)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	8,517	(15,807)	(7,290)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	5,334	(4,127)	1,207
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	200,000	35,040	(52,530)	(17,490)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	720,000	126,144	(216,644)	(90,500)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	90,000	15,768	(20,055)	(4,287)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	390,000	68,328	(107,042)	(38,714)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	260,000	45,552	(68,253)	(22,701)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,060,000	185,711	(302,438)	(116,727)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	70,080	(95,851)	(25,771)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	90,000	15,768	(20,961)	(5,193)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	380,000	66,576	(97,138)	(30,562)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	300,000	52,560	(85,628)	(33,068)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	130,000	22,776	(34,294)	(11,518)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	56,064	(80,807)	(24,743)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	31,536	(43,070)	(11,534)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	150,000	20,938	(24,387)	(3,449)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	100,000	13,958	(14,092)	(134)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	27,917	(28,697)	(780)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	200,000	27,917	(26,471)	1,446
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	13,958	(13,999)	(41)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	27,917	(28,697)	(780)

TOTAL BUY PROTECTION							944,898	(1,389,136)	(444,238)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(12,819)	33,709	20,890
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(7,571)	20,474	12,903
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,500,000	(24,411)	14,983	(9,428)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	100,000	(1,627)	1,369	(258)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	1,100,000	(22,539)	22,080	(459)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	3,300,000	(67,618)	66,721	(897)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	4,350,000	(89,133)	129,160	40,027
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	900,000	(18,441)	11,904	(6,537)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	1,300,000	(27,208)	26,185	(1,023)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	1,000,000	(25,809)	25,094	(715)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	3,300,000	(85,169)	83,338	(1,831)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	400,000	(10,324)	9,078	(1,246)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	600,000	(15,485)	15,163	(322)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	600,000	(15,978)	15,304	(674)

TOTAL SELL PROTECTION							(424,132)	474,562	50,430
TOTAL CREDIT DEFAULT SWAPS							520,766	(914,574)	(393,808)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	27,976,000	52,056	0	52,056
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	9,037,000	26,861	0	26,861
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	2,646,000	16,471	0	16,471
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	23,949,000	217,333	0	217,333
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	3,300,000	(41,284)	0	(41,284)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	5,441,000	114,327	0	114,327
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2054	706,000	(20,935)	0	(20,935)
TOTAL INTEREST RATE SWAPS							364,829	0	364,829

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $17,441,667.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $408,094,307 or 12.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $785,330.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,923,139.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	57,300,436	331,313,312	364,111,565	1,393,529	867	-	24,503,050	0.0%
Fidelity Specialized High Income Central Fund	15,645,506	442,048	-	442,086	-	(45,137)	16,042,417	6.9%
Total	72,945,942	331,755,360	364,111,565	1,835,615	867	(45,137)	40,545,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	803,684,134	-	803,684,134	-

U.S. Government and Government Agency Obligations	1,410,261,848	-	1,410,261,848	-

U.S. Government Agency - Mortgage Securities	925,798,618	-	925,798,618	-

Asset-Backed Securities	251,584,008	-	251,584,008	-

Collateralized Mortgage Obligations	44,902,459	-	44,902,459	-

Commercial Mortgage Securities	185,752,359	-	185,752,359	-

Municipal Securities	471,562	-	471,562	-

Foreign Government and Government Agency Obligations	10,361,948	-	10,361,948	-

Supranational Obligations	14,540,020	-	14,540,020	-

Bank Notes	2,574,485	-	2,574,485	-

Fixed-Income Funds	16,042,417	16,042,417	-	-

Money Market Funds	24,503,050	24,503,050	-	-

Purchased Swaptions	2,206,951	-	2,206,951	-
Total Investments in Securities:	3,692,683,859	40,545,467	3,652,138,392	-
Derivative Instruments: Assets
Futures Contracts	6,494	6,494	-	-
Swaps	1,371,946	-	1,371,946	-
Total Assets	1,378,440	6,494	1,371,946	-
Liabilities
Futures Contracts	(168,423)	(168,423)	-	-
Swaps	(486,351)	-	(486,351)	-
Total Liabilities	(654,774)	(168,423)	(486,351)	-
Total Derivative Instruments:	723,666	(161,929)	885,595	-
Other Financial Instruments:
TBA Sale Commitments	(265,212,987)	-	(265,212,987)	-
Total Other Financial Instruments:	(265,212,987)	-	(265,212,987)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	944,898	(424,132)
Total Credit Risk	944,898	(424,132)
Interest Rate Risk
Futures Contracts (b)	6,494	(168,423)
Purchased Swaptions (c)	2,206,951	0
Swaps (d)	427,048	(62,219)
Total Interest Rate Risk	2,640,493	(230,642)
Total Value of Derivatives	3,585,391	(654,774)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,788,436,171)	$3,652,138,392
Fidelity Central Funds (cost $40,773,554)	40,545,467

Total Investment in Securities (cost $3,829,209,725)		$3,692,683,859
Cash		1,196,077
Receivable for investments sold		3,772,761
Receivable for TBA sale commitments		266,919,236
Receivable for swaps		41,489
Receivable for fund shares sold		2,587,493
Interest receivable		29,671,500
Distributions receivable from Fidelity Central Funds		192,209
Receivable for daily variation margin on futures contracts		76,009
Receivable for daily variation margin on centrally cleared swaps		113,984
Bi-lateral OTC swaps, at value		944,898
Other receivables		86
Total assets		3,998,199,601
Liabilities
Payable for investments purchased
Regular delivery	$13,747,144
Delayed delivery	500,242,129
TBA sale commitments, at value	265,212,987
Payable for fund shares redeemed	1,645,060
Bi-lateral OTC swaps, at value	424,132
Accrued management fee	1,087,029
Other payables and accrued expenses	159,415
Total liabilities		782,517,896
Net Assets		$3,215,681,705
Net Assets consist of:
Paid in capital		$3,367,201,171
Total accumulated earnings (loss)		(151,519,466)
Net Assets		$3,215,681,705

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($765,072,499 ÷ 81,163,151 shares)		$9.43
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,450,609,206 ÷ 260,014,412 shares)		$9.42
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$69,391,260
Income from Fidelity Central Funds		1,835,615
Total income		71,226,875
Expenses
Management fee	$5,660,853
Transfer agent fees	486,486
Accounting fees and expenses	163,188
Custodian fees and expenses	89,725
Independent trustees' fees and expenses	4,094
Registration fees	30,381
Audit	25,925
Legal	2,250
Miscellaneous	2,830
Total expenses before reductions	6,465,732
Expense reductions	(74,170)
Total expenses after reductions		6,391,562
Net Investment income (loss)		64,835,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,568,440)
Fidelity Central Funds	867
Futures contracts	(162,598)
Swaps	640,666
Written options	18,474
Total net realized gain (loss)		(5,071,031)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(73,005,917)
Fidelity Central Funds	(45,137)
Futures contracts	113,526
Swaps	1,333,051
Written options	(1,092)
TBA Sale commitments	2,899,168
Total change in net unrealized appreciation (depreciation)		(68,706,401)
Net gain (loss)		(73,777,432)
Net increase (decrease) in net assets resulting from operations		$(8,942,119)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,835,313	$115,968,988
Net realized gain (loss)	(5,071,031)	(47,179,598)
Change in net unrealized appreciation (depreciation)	(68,706,401)	102,413,361
Net increase (decrease) in net assets resulting from operations	(8,942,119)	171,202,751
Distributions to shareholders	(1,959,039)	(115,213,666)

Share transactions - net increase (decrease)	104,553,833	257,729,252
Total increase (decrease) in net assets	93,652,675	313,718,337

Net Assets
Beginning of period	3,122,029,030	2,808,310,693
End of period	$3,215,681,705	$3,122,029,030

Financial Highlights
VIP Investment Grade Bond II Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.198	.370	.191
Net realized and unrealized gain (loss)	(.222)	.167	(.721) D
Total from investment operations	(.024)	.537	(.530)
Distributions from net investment income	(.006)	(.367)	(.180)
Total distributions	(.006)	(.367)	(.180)
Net asset value, end of period	$9.43	$9.46	$9.29
Total Return E,F,G	(.25) %	5.91%	(5.31)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.40% J	.41%	.40% J
Expenses net of fee waivers, if any	.40 % J	.40%	.40% J
Expenses net of all reductions	.40% J	.40%	.40% J
Net investment income (loss)	4.25% J	3.93%	3.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$765,072	$647,893	$528,508
Portfolio turnover rate K	211 % J	190%	225% J,L

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
VIP Investment Grade Bond II Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$9.29	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.197	.367	.189
Net realized and unrealized gain (loss)	(.231)	.167	(.721) D
Total from investment operations	(.034)	.534	(.532)
Distributions from net investment income	(.006)	(.364)	(.178)
Total distributions	(.006)	(.364)	(.178)
Net asset value, end of period	$9.42	$9.46	$9.29
Total Return E,F,G	(.36) %	5.88%	(5.33)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.43% J	.44%	.44% J
Expenses net of fee waivers, if any	.42 % J	.44%	.43% J
Expenses net of all reductions	.42% J	.44%	.43% J
Net investment income (loss)	4.23% J	3.89%	3.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,450,609	$2,474,136	$2,279,803
Portfolio turnover rate K	211 % J	190%	225% J,L

AFor the period May 27, 2022 (commencement of operations) through December 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,287,613
Gross unrealized depreciation	(150,546,205)
Net unrealized appreciation (depreciation)	$(135,258,592)
Tax cost	$3,829,457,792

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(52,587,483)
Long-term	(19,671,573)
Total capital loss carryforward	$(72,259,056)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	(64,929)	(73,309)
Total Credit Risk	(64,929)	(73,309)
Interest Rate Risk
Futures Contracts	(162,598)	113,526
Purchased Options	-	(164,305)
Written Options	18,474	(1,092)
Swaps	705,595	1,406,360
Total Interest Rate Risk	561,471	1,354,489
Totals	496,542	1,281,180

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	2,232,631,530	2,187,293,473
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.38
Investor Class	.41

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.38
Investor Class	.41

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .30%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	70,617.0680
Investor Class	415,869.1020
	486,486

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Investment Grade Bond II Portfolio	.0319

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
VIP Investment Grade Bond II Portfolio	2,829
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,463.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $72,707.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Investment Grade Bond II Portfolio
Distributions to shareholders
Initial Class	$383,646	$23,447,707
Investor Class	1,575,393	91,765,959
Total	$1,959,039	$115,213,666
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	27,215,144	21,072,688	$257,552,812	$198,853,080
Reinvestment of distributions	41,297	2,561,711	383,646	23,447,707
Shares redeemed	(14,564,517)	(12,058,072)	(139,866,633)	(113,550,841)
Net increase (decrease)	12,691,924	11,576,327	$118,069,825	$108,749,946
Investor Class
Shares sold	21,040,872	41,309,206	$204,097,937	$389,397,660
Reinvestment of distributions	169,579	10,024,101	1,575,393	91,765,959
Shares redeemed	(22,665,993)	(35,286,498)	(219,189,322)	(332,184,313)
Net increase (decrease)	(1,455,542)	16,046,809	$(13,515,992)	$148,979,306
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
VIP Investment Grade Bond Portfolio II	23%	31%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

% of shares held
VIP Investment Grade Bond Portfolio II	95%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Investment Grade Bond II Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9905667.102
VIGBI-SANN-0824
Fidelity® Variable Insurance Products:

VIP Strategic Income Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Strategic Income Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Corporate Bonds - 35.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
0% 12/15/25		1,767,000	1,298,927
3.375% 8/15/26		2,667,000	1,653,967
			2,952,894
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (b)		310,010	669,405

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (c)		390,000	375,570

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed, Inc. 1.875% 12/1/29		5,455,000	3,005,705

TOTAL CONVERTIBLE BONDS			7,003,574
Nonconvertible Bonds - 34.6%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.8%
Altice France SA:
5.125% 1/15/29(c)		135,000	88,084
5.125% 7/15/29(c)		4,495,000	2,955,917
5.5% 1/15/28(c)		1,355,000	928,022
5.5% 10/15/29(c)		2,950,000	1,944,308
Colombia Telecomunicaciones SA 4.95% 7/17/30 (c)		210,000	164,063
Frontier Communications Holdings LLC:
5% 5/1/28(c)		1,165,000	1,097,540
5.875% 10/15/27(c)		620,000	605,312
IHS Holding Ltd. 5.625% 11/29/26 (c)		415,000	393,861
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (c)		830,000	526,013
Qtel International Finance Ltd. 2.625% 4/8/31 (c)		385,000	331,702
Qwest Corp. 7.25% 9/15/25		35,000	34,054
Sable International Finance Ltd. 5.75% 9/7/27 (c)		1,722,000	1,659,039
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (c)		445,000	412,598
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (c)		570,000	557,709
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		600,000	567,000
			12,265,222
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (c)		1,160,000	1,030,654

Interactive Media & Services - 0.1%
Tencent Holdings Ltd.:
1.81% 1/26/26(c)		240,000	227,550
2.39% 6/3/30(c)		495,000	425,170
3.975% 4/11/29(c)		180,000	170,831
			823,551
Media - 1.1%
Altice Financing SA:
5% 1/15/28(c)		990,000	752,825
5.75% 8/15/29(c)		1,190,000	864,008
DISH DBS Corp. 5.75% 12/1/28 (c)		685,000	474,920
DISH Network Corp. 11.75% 11/15/27 (c)		2,920,000	2,863,059
Gannett Holdings LLC 6% 11/1/26 (c)		400,000	381,882
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		1,370,000	1,136,040
6.75% 10/15/27(c)		544,000	509,538
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		165,000	114,919
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		570,000	465,311
4% 7/15/28(c)		580,000	523,945
5% 8/1/27(c)		485,000	464,252
Telecomunicaciones Digitales SA 4.5% 1/30/30 (c)		1,020,000	909,126
TV Azteca SA de CV 8.25% (Reg. S) (d)		1,500,000	583,065
Univision Communications, Inc.:
4.5% 5/1/29(c)		570,000	479,068
7.375% 6/30/30(c)		2,520,000	2,344,025
8.5% 7/31/31(c)		415,000	403,106
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	605,519
VTR Finance BV 6.375% 7/15/28 (c)		320,000	278,600
VZ Secured Financing BV 5% 1/15/32 (c)		1,105,000	942,201
Ziggo BV 4.875% 1/15/30 (c)		430,000	382,274
			15,477,683
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (c)		525,000	511,581
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)		2,480,000	2,379,482
CT Trust 5.125% 2/3/32 (c)		720,000	636,120
Millicom International Cellular SA:
4.5% 4/27/31(c)		530,000	455,138
7.375% 4/2/32(c)		265,000	264,205
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		315,000	313,425
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		995,000	839,159
VTR Comunicaciones SpA:
4.375% 4/15/29(c)		210,000	181,683
5.125% 1/15/28(c)		620,000	562,456
			6,143,249
TOTAL COMMUNICATION SERVICES			35,740,359

CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		300,000	307,067
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		600,000	607,232
Dana, Inc. 4.5% 2/15/32		410,000	352,111
Hertz Corp.:
4.625% 12/1/26(c)		280,000	203,129
5% 12/1/29(c)		340,000	208,796
5.5%(b)(c)(d)		650,000	21,125
6%(b)(c)(d)		575,000	51,750
6.25%(b)(d)		670,000	21,775
7.125%(b)(c)(d)		620,000	55,800
12.625% 7/15/29(c)		130,000	134,417
Macquarie AirFinance Holdings:
6.4% 3/26/29(c)		195,000	198,299
6.5% 3/26/31(c)		295,000	303,353
8.125% 3/30/29(c)		435,000	459,880
Metalsa SA de CV 3.75% 5/4/31 (c)		455,000	363,318
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		715,000	662,253
Tenneco, Inc. 8% 11/17/28 (c)		880,000	801,104
			4,751,409
Automobiles - 0.0%
McLaren Finance PLC 7.5% 8/1/26 (c)		390,000	339,008

Broadline Retail - 0.2%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	247,659
Angi Group LLC 3.875% 8/15/28 (c)		335,000	287,844
Grupo Axo SAPI de CV 5.75% 6/8/26 (c)		355,000	357,929
JD.com, Inc. 3.375% 1/14/30		850,000	774,401
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	182,434
3.061% 7/13/31(c)		385,000	319,069
3.68% 1/21/30(c)		370,000	328,259
4.027% 8/3/50(c)		595,000	406,459
4.193% 1/19/32(c)		205,000	181,233
			3,085,287
Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		295,000	307,888

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		420,000	403,998
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)		1,130,000	1,122,938
Service Corp. International 4% 5/15/31		570,000	507,628
TKC Holdings, Inc. 6.875% 5/15/28 (c)		950,000	921,088
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		475,000	464,356
			3,420,008
Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		570,000	533,859
4% 10/15/30(c)		2,320,000	2,042,296
4.375% 1/15/28(c)		560,000	528,177
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(c)		200,000	194,750
6.4% 1/15/34(c)		400,000	422,375
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		270,000	243,101
Boyd Gaming Corp. 4.75% 6/15/31 (c)		715,000	648,008
Carnival Corp.:
4% 8/1/28(c)		3,420,000	3,211,783
7% 8/15/29(c)		300,000	310,976
7.625% 3/1/26(c)		1,070,000	1,080,577
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		885,000	958,087
Churchill Downs, Inc.:
5.75% 4/1/30(c)		725,000	704,218
6.75% 5/1/31(c)		600,000	603,248
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		1,175,000	1,070,027
6.75% 1/15/30(c)		1,600,000	1,405,050
Garden SpinCo Corp. 8.625% 7/20/30 (c)		260,000	280,694
GENM Capital Labuan Ltd. 3.882% 4/19/31 (c)		595,000	520,625
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		330,000	302,597
4% 5/1/31(c)		500,000	447,553
4.875% 1/15/30		975,000	935,780
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	427,397
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		395,000	366,343
Light & Wonder International, Inc. 7.5% 9/1/31 (c)		295,000	304,800
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	734,000	811,299
Meituan:
2.125% 10/28/25(c)		275,000	262,609
3.05% 10/28/30(c)		335,000	288,205
Merlin Entertainments PLC 5.75% 6/15/26 (c)		395,000	389,156
MGM Resorts International 4.75% 10/15/28		665,000	633,120
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		600,000	595,980
NCL Corp. Ltd. 5.875% 2/15/27 (c)		550,000	542,815
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (c)		600,000	615,750
Papa John's International, Inc. 3.875% 9/15/29 (c)		255,000	225,698
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		510,000	366,766
5.875% 9/1/31(c)		110,000	74,809
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		415,000	408,618
6.25% 3/15/32(c)		565,000	569,747
7.25% 1/15/30(c)		300,000	310,625
8.25% 1/15/29(c)		2,295,000	2,423,242
9.25% 1/15/29(c)		1,725,000	1,841,548
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		560,000	529,129
Station Casinos LLC 4.625% 12/1/31 (c)		410,000	365,434
Studio City Finance Ltd. 5% 1/15/29 (c)		320,000	281,700
Voc Escrow Ltd. 5% 2/15/28 (c)		990,000	959,692
Yum! Brands, Inc. 4.625% 1/31/32		590,000	542,612
			30,580,875
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		410,000	366,442
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		405,000	362,263
Century Communities, Inc. 3.875% 8/15/29 (c)		420,000	374,437
LGI Homes, Inc. 8.75% 12/15/28 (c)		285,000	296,857
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		735,000	614,387
4% 4/15/29(c)		790,000	712,435
TopBuild Corp. 3.625% 3/15/29 (c)		305,000	273,742
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	848,357
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (c)		320,000	319,500
			4,168,420
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (c)		415,000	361,269
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	174,334
4.625% 11/15/29(c)		450,000	415,921
4.75% 3/1/30		184,000	170,504
5% 2/15/32(c)		485,000	439,414
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		925,000	927,888
6.75% 7/1/36		870,000	866,153
7.5% 6/15/29		500,000	514,963
Carvana Co.:
12% 12/1/28 pay-in-kind(c)(e)		183,511	197,334
13% 6/1/30 pay-in-kind(c)(e)		278,575	304,946
14% 6/1/31 pay-in-kind(c)(e)		330,834	372,083
LBM Acquisition LLC 6.25% 1/15/29 (c)		900,000	795,489
LCM Investments Holdings 8.25% 8/1/31 (c)		355,000	370,435
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		610,000	566,615
7.75% 2/15/29(c)		445,000	433,371
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		565,000	583,527
			7,494,246
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		280,000	243,792
4.25% 3/15/29(c)		435,000	396,493
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		240,000	217,260
			857,545
TOTAL CONSUMER DISCRETIONARY			55,004,686

CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 3.95% 3/22/44 (Reg. S)	EUR	1,250,000	1,314,839
Central American Bottling Corp. 5.25% 4/27/29 (c)		600,000	558,000
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		315,000	303,821
			2,176,660
Consumer Staples Distribution & Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		525,000	472,260
4.625% 1/15/27(c)		1,310,000	1,265,353
4.875% 2/15/30(c)		5,365,000	5,069,929
C&S Group Enterprises LLC 5% 12/15/28 (c)		510,000	367,018
KeHE Distributor / Nextwave 9% 2/15/29 (c)		1,030,000	1,055,643
Minerva Luxembourg SA 8.875% 9/13/33 (c)		320,000	330,482
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (c)		615,000	607,313
Performance Food Group, Inc.:
4.25% 8/1/29(c)		400,000	364,163
5.5% 10/15/27(c)		475,000	464,597
U.S. Foods, Inc. 7.25% 1/15/32 (c)		290,000	300,960
United Natural Foods, Inc. 6.75% 10/15/28 (c)		465,000	419,784
			10,717,502
Food Products - 0.7%
Adecoagro SA 6% 9/21/27 (c)		570,000	550,763
Camposol SA 6% 2/3/27 (c)		295,000	249,275
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		375,000	354,153
Darling Ingredients, Inc. 6% 6/15/30 (c)		675,000	663,705
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)		535,000	552,809
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		555,000	503,997
4.375% 1/31/32(c)		275,000	245,264
MARB BondCo PLC 3.95% 1/29/31 (c)		345,000	285,919
Post Holdings, Inc.:
4.5% 9/15/31(c)		1,215,000	1,089,061
4.625% 4/15/30(c)		3,850,000	3,537,832
5.5% 12/15/29(c)		1,085,000	1,046,930
Simmons Foods, Inc. 4.625% 3/1/29 (c)		430,000	378,125
			9,457,833
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (c)(f)		550,000	550,550
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		103,000	86,080
			636,630
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (c)		685,000	701,980

TOTAL CONSUMER STAPLES			23,690,605

ENERGY - 6.5%
Energy Equipment & Services - 0.8%
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28(c)		419,085	436,373
10.375% 11/15/30(c)		141,481	147,494
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		290,000	304,403
Guara Norte SARL 5.198% 6/15/34 (c)		414,075	381,570
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		347,812	376,089
Nabors Industries Ltd. 7.5% 1/15/28 (c)		510,000	486,644
Nabors Industries, Inc. 9.125% 1/31/30 (c)		575,000	595,663
Noble Finance II LLC 8% 4/15/30 (c)		300,000	312,215
NuStar Logistics LP 6% 6/1/26		640,000	639,008
Oleoducto Central SA 4% 7/14/27 (c)		454,000	420,858
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		595,000	621,882
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		1,075,000	1,082,391
The Oil and Gas Holding Co.:
7.5% 10/25/27(c)		665,000	677,677
8.375% 11/7/28(c)		180,000	191,340
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		621,000	640,926
Transocean, Inc.:
8% 2/1/27(c)		381,000	379,680
8.25% 5/15/29(c)		205,000	205,845
8.5% 5/15/31(c)		205,000	205,088
8.75% 2/15/30(c)		1,327,500	1,393,713
Valaris Ltd. 8.375% 4/30/30 (c)		295,000	305,397
Vallourec SA 7.5% 4/15/32 (c)		565,000	584,686
Viridien 8.75% 4/1/27 (c)		590,000	562,317
Yinson Boronia Production BV 8.947% 7/31/42 (c)		475,000	478,325
			11,429,584
Oil, Gas & Consumable Fuels - 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		430,000	416,824
5.75% 1/15/28(c)		955,000	938,842
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	2,243,000	2,483,432
Canacol Energy Ltd. 5.75% 11/24/28 (c)		265,000	140,864
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		310,000	306,884
6.75% 4/15/29(c)		440,000	440,846
7%(b)(d)		360,000	0
8%(b)(d)		115,000	0
8%(b)(d)		180,000	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		470,000	467,428
7% 6/15/25(c)		1,340,000	1,339,636
8.375% 1/15/29(c)		1,280,000	1,319,312
Civitas Resources, Inc. 8.625% 11/1/30 (c)		580,000	621,888
CNX Midstream Partners LP 4.75% 4/15/30 (c)		295,000	265,843
CNX Resources Corp.:
6% 1/15/29(c)		315,000	308,254
7.375% 1/15/31(c)		295,000	301,613
Comstock Resources, Inc.:
5.875% 1/15/30(c)		1,525,000	1,419,043
6.75% 3/1/29(c)		1,030,000	998,193
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31(c)		1,265,000	1,199,126
7.5% 12/15/33(c)		760,000	788,346
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		245,000	243,017
CVR Energy, Inc.:
5.75% 2/15/28(c)		2,320,000	2,151,243
8.5% 1/15/29(c)		2,000,000	2,008,236
DT Midstream, Inc.:
4.125% 6/15/29(c)		430,000	397,254
4.375% 6/15/31(c)		430,000	391,654
Ecopetrol SA:
4.625% 11/2/31		335,000	274,600
8.875% 1/13/33		960,000	991,200
EG Global Finance PLC 12% 11/30/28 (c)		4,410,000	4,695,230
EIG Pearl Holdings SARL 3.545% 8/31/36 (c)		1,345,000	1,155,859
Empresa Nacional de Petroleo 6.15% 5/10/33 (c)		305,000	304,390
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		880,000	888,268
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(c)		615,000	579,638
8.5% 9/30/33 (Reg. S)(c)		200,000	189,000
Energean PLC 6.5% 4/30/27 (c)		550,000	541,544
Energy Transfer LP:
5.5% 6/1/27		860,000	862,550
5.625% 5/1/27(c)		2,960,000	2,946,765
5.75% 4/1/25		250,000	249,260
6% 2/1/29(c)		2,415,000	2,431,581
EnLink Midstream LLC 6.5% 9/1/30 (c)		895,000	916,083
FEL Energy VI SARL 5.75% 12/1/40 (c)		249,853	224,946
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(c)		316,056	271,117
2.625% 3/31/36(c)		1,210,000	985,772
GeoPark Ltd. 5.5% 1/17/27 (c)		505,000	458,130
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)		355,000	364,880
Gran Tierra Energy, Inc. 9.5% 10/15/29 (c)		350,000	334,075
Hess Midstream Operations LP:
4.25% 2/15/30(c)		460,000	422,238
5.125% 6/15/28(c)		595,000	576,112
5.5% 10/15/30(c)		275,000	265,739
5.625% 2/15/26(c)		795,000	789,008
HF Sinclair Corp.:
5% 2/1/28(c)		400,000	387,518
6.375% 4/15/27(c)		280,000	280,592
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		590,000	582,710
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		740,000	783,015
KazMunaiGaz National Co.:
3.5% 4/14/33(c)		335,000	274,386
5.375% 4/24/30(c)		165,000	160,978
5.75% 4/19/47(c)		170,000	148,325
Kinetik Holdings LP 5.875% 6/15/30 (c)		425,000	418,800
Kosmos Energy Ltd.:
7.125% 4/4/26(c)		1,460,000	1,439,013
7.5% 3/1/28(c)		100,000	95,406
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (c)		495,000	479,150
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)		977,906	865,692
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (c)		640,000	625,190
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (c)		550,000	575,438
MEG Energy Corp. 7.125% 2/1/27 (c)		231,000	234,220
Mesquite Energy, Inc. 7.25% (b)(c)(d)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	350,461
5.625% 5/1/27		305,000	301,489
NAK Naftogaz Ukraine:
7.625% 11/8/28(c)		230,000	172,500
7.65% (Reg. S)(d)		622,250	572,470
NGPL PipeCo LLC 4.875% 8/15/27 (c)		150,000	146,696
Northern Oil & Gas, Inc.:
8.125% 3/1/28(c)		290,000	293,273
8.75% 6/15/31(c)		590,000	619,078
Occidental Petroleum Corp. 7.2% 3/15/29		240,000	254,700
Parkland Corp.:
4.5% 10/1/29(c)		440,000	402,734
4.625% 5/1/30(c)		550,000	501,624
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,408,867
7.875% 9/15/30(c)		870,000	890,642
Permian Resources Operating LLC 5.875% 7/1/29 (c)		405,000	399,431
Petroleos de Venezuela SA:
5.375%(d)		480,000	56,126
6%(c)(d)		930,000	110,205
6%(c)(d)		585,000	69,323
12.75%(c)(d)		110,000	15,730
Petroleos Mexicanos:
6.5% 6/2/41		170,000	115,600
6.625% 6/15/35		1,965,000	1,490,944
6.7% 2/16/32		821,000	686,906
6.75% 9/21/47		798,000	525,778
6.875% 8/4/26		555,000	542,513
6.95% 1/28/60		780,000	512,265
7.69% 1/23/50		4,073,000	2,935,737
Petronas Capital Ltd.:
3.404% 4/28/61(c)		500,000	329,830
3.5% 4/21/30(c)		230,000	210,862
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (c)		230,000	224,969
PT Adaro Indonesia 4.25% 10/31/24 (c)		725,000	717,801
PT Pertamina Persero 4.175% 1/21/50 (c)		240,000	185,100
QatarEnergy:
1.375% 9/12/26(c)		900,000	828,000
2.25% 7/12/31(c)		1,255,000	1,047,925
3.125% 7/12/41(c)		1,235,000	916,988
3.3% 7/12/51(c)		930,000	649,838
SA Global Sukuk Ltd. 1.602% 6/17/26 (c)		775,000	723,172
Saudi Arabian Oil Co.:
2.25% 11/24/30(c)		1,010,000	851,556
3.25% 11/24/50(c)		800,000	538,000
3.5% 4/16/29(c)		1,400,000	1,302,000
3.5% 11/24/70(c)		460,000	296,700
4.25% 4/16/39(c)		1,705,000	1,481,219
4.375% 4/16/49(c)		215,000	176,770
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		720,000	744,459
SM Energy Co.:
5.625% 6/1/25		330,000	328,583
6.625% 1/15/27		1,125,000	1,120,524
6.75% 9/15/26		250,000	250,083
Southwestern Energy Co.:
5.375% 3/15/30		560,000	541,004
5.7% 1/23/25(h)		14,000	13,956
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	565,808
4.5% 4/30/30		555,000	513,391
7% 9/15/28(c)		290,000	297,252
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		30,000	28,702
6% 3/1/27(c)		300,000	295,679
6% 9/1/31(c)		540,000	504,655
Talos Production, Inc.:
9% 2/1/29(c)		250,000	262,386
9.375% 2/1/31(c)		285,000	300,906
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	596,408
Teine Energy Ltd. 6.875% 4/15/29 (c)		445,000	435,458
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (c)		650,000	536,656
Tullow Oil PLC:
7% 3/1/25(c)		125,000	119,805
10.25% 5/15/26(c)		835,000	791,423
Unit Corp. 0% 12/1/29 (b)		120,000	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		355,000	323,313
4.125% 8/15/31(c)		355,000	318,565
6.25% 1/15/30(c)		1,195,000	1,212,801
			81,973,835
TOTAL ENERGY			93,403,419

FINANCIALS - 4.8%
Banks - 1.0%
Access Bank PLC 6.125% 9/21/26 (c)		470,000	447,234
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	619,000	642,639
Banco Do Brasil SA 6% 3/18/31 (c)		420,000	412,781
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	2,100,000	2,345,387
Bancolombia SA 8.625% 12/24/34 (e)		295,000	300,605
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	400,000	459,354
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		225,000	219,656
Banque Federative du Credit Mutuel SA 3.75% 2/3/34 (Reg. S)	EUR	400,000	425,833
Barclays PLC:
4.506% 1/31/33 (Reg. S)(e)	EUR	1,881,000	2,052,820
5.262% 1/29/34 (Reg. S)(e)	EUR	1,172,000	1,340,755
Commerzbank AG:
4.625% 1/17/31 (Reg. S)(e)	EUR	600,000	654,919
6.5% 12/6/32 (Reg. S)(e)	EUR	300,000	339,149
6.75% 10/5/33 (Reg. S)(e)	EUR	600,000	691,189
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(i)	EUR	1,125,000	1,277,426
Magyar Export-Import Bank 6.125% 12/4/27 (c)		200,000	200,688
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	1,886,000	2,111,430
OTP Bank PLC 8.75% 5/15/33 (Reg. S) (e)		215,000	225,011
			14,146,876
Capital Markets - 0.8%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		475,000	444,317
7.5% 2/15/32(c)		280,000	281,056
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		725,000	676,486
Coinbase Global, Inc.:
3.375% 10/1/28(c)		1,445,000	1,238,890
3.625% 10/1/31(c)		865,000	693,554
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	4,000,000	4,177,630
Hightower Holding LLC 6.75% 4/15/29 (c)		285,000	266,659
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		395,000	370,539
MSCI, Inc.:
3.25% 8/15/33(c)		420,000	346,976
4% 11/15/29(c)		340,000	317,674
UBS Group AG:
4.125% 6/9/33 (Reg. S)(e)	EUR	878,000	948,574
4.75% 3/17/32 (Reg. S)(e)	EUR	1,401,000	1,568,324
			11,330,679
Consumer Finance - 0.8%
Ally Financial, Inc.:
8% 11/1/31		5,045,000	5,567,600
8% 11/1/31		823,000	907,091
OneMain Finance Corp.:
4% 9/15/30		330,000	283,220
5.375% 11/15/29		500,000	468,928
6.625% 1/15/28		385,000	386,365
7.125% 3/15/26		3,310,000	3,363,466
7.875% 3/15/30		285,000	293,851
Shriram Finance Ltd.:
4.15% 7/18/25(c)		545,000	531,717
6.625% 4/22/27(c)		230,000	229,856
			12,032,094
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (c)		230,000	236,210
Block, Inc. 3.5% 6/1/31		570,000	491,714
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		275,000	248,852
Cosan Luxembourg SA 7.25% 6/27/31 (c)		300,000	302,700
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	1,791,000	1,956,775
GACI First Investment 5.25% 10/13/32 (Reg. S)		315,000	313,327
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	538,676
5.25% 5/15/27		1,730,000	1,624,038
6.25% 5/15/26		1,305,000	1,294,696
James Hardie International Finance Ltd. 5% 1/15/28 (c)		455,000	438,909
Liberty Costa Rica SR SF 10.875% 1/15/31 (c)		425,000	450,766
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(c)		530,000	477,000
4.375% 11/22/33(c)		305,000	287,463
5.084% 5/22/53(c)		345,000	326,348
5.5% 4/28/33(c)		300,000	307,969
MGIC Investment Corp. 5.25% 8/15/28		465,000	452,719
NCR Atleos Corp. 9.5% 4/1/29 (c)		435,000	470,122
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (c)		230,000	156,554
Raizen Fuels Finance SA 6.95% 3/5/54 (c)		360,000	365,400
			10,740,238
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		425,000	392,119
7.5% 11/6/30(c)		275,000	275,191
8.25% 2/1/29(c)		1,335,000	1,341,457
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(c)		665,000	622,662
5.875% 11/1/29(c)		415,000	388,335
6.75% 10/15/27(c)		1,985,000	1,957,924
6.75% 4/15/28(c)		1,760,000	1,762,793
7% 1/15/31(c)		490,000	495,010
AmWINS Group, Inc. 4.875% 6/30/29 (c)		415,000	386,060
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	2,916,000	3,524,619
GTCR AP Finance, Inc. 8% 5/15/27 (c)		290,000	290,668
HUB International Ltd.:
5.625% 12/1/29(c)		1,705,000	1,612,419
7.25% 6/15/30(c)		1,915,000	1,963,126
7.375% 1/31/32(c)		710,000	719,998
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	1,400,000	1,390,125
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	1,221,000	1,411,619
Panther Escrow Issuer LLC 7.125% 6/1/31 (c)		970,000	981,091
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (c)		480,000	456,566
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	222,000	204,601
USI, Inc. 7.5% 1/15/32 (c)		380,000	385,945
			20,562,328
TOTAL FINANCIALS			68,812,215

HEALTH CARE - 1.8%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		280,000	241,633

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		275,000	250,075
Bausch + Lomb Corp. 8.375% 10/1/28 (c)		580,000	593,775
Hologic, Inc. 4.625% 2/1/28 (c)		215,000	205,702
			1,049,552
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (c)		300,000	271,511
Auna SA 10% 12/15/29 (c)		286,000	292,215
Cano Health, Inc. 6.25% 10/1/28 (c)(d)		185,000	231
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(c)		1,150,000	904,165
5.25% 5/15/30(c)		825,000	680,206
6% 1/15/29(c)		485,000	428,016
6.125% 4/1/30(c)		1,035,000	724,253
10.875% 1/15/32(c)		915,000	952,320
DaVita, Inc.:
3.75% 2/15/31(c)		210,000	179,121
4.625% 6/1/30(c)		1,590,000	1,436,771
HealthEquity, Inc. 4.5% 10/1/29 (c)		295,000	275,731
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		325,000	229,025
Modivcare, Inc. 5.875% 11/15/25 (c)		485,000	492,125
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		640,000	568,963
3.875% 5/15/32(c)		550,000	476,573
4.375% 6/15/28(c)		465,000	437,675
Tenet Healthcare Corp.:
5.125% 11/1/27		975,000	954,168
6.125% 6/15/30		1,430,000	1,419,990
6.25% 2/1/27		1,850,000	1,848,786
6.75% 5/15/31		2,040,000	2,070,625
			14,642,470
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		640,000	624,451

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(c)		525,000	479,062
4% 3/15/31(c)		605,000	539,599
4.25% 5/1/28(c)		185,000	174,641
			1,193,302
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc.:
4.875% 6/1/28(c)		810,000	606,172
5.75% 8/15/27(c)		870,000	690,573
6.125% 2/1/27(c)		1,495,000	1,244,588
11% 9/30/28(c)		240,000	213,600
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	300,000	305,671
6.625% 9/25/83 (Reg. S)(e)	EUR	200,000	216,446
7% 9/25/83 (Reg. S)(e)	EUR	1,100,000	1,215,158
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		1,015,000	942,627
5.125% 4/30/31(c)		885,000	794,953
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	534,833
5.125% 5/9/29		275,000	264,541
7.875% 9/15/29		850,000	913,192
			7,942,354
TOTAL HEALTH CARE			25,693,762

INDUSTRIALS - 5.0%
Aerospace & Defense - 1.5%
Bombardier, Inc.:
6% 2/15/28(c)		280,000	276,779
7.125% 6/15/26(c)		146,000	148,106
7.25% 7/1/31(c)		280,000	287,482
7.875% 4/15/27(c)		658,000	659,675
8.75% 11/15/30(c)		430,000	464,737
BWX Technologies, Inc. 4.125% 6/30/28 (c)		630,000	588,027
Embraer Netherlands Finance BV:
5.4% 2/1/27		325,000	321,953
6.95% 1/17/28(c)		390,000	400,847
7% 7/28/30(c)		320,000	333,900
Moog, Inc. 4.25% 12/15/27 (c)		185,000	175,160
Rolls-Royce PLC 5.75% 10/15/27 (c)		650,000	652,971
TransDigm, Inc.:
4.625% 1/15/29		930,000	867,726
5.5% 11/15/27		7,825,000	7,678,281
6.375% 3/1/29(c)		780,000	783,934
6.625% 3/1/32(c)		280,000	282,817
6.75% 8/15/28(c)		3,560,000	3,595,600
6.875% 12/15/30(c)		2,350,000	2,398,998
7.125% 12/1/31(c)		575,000	592,467
Triumph Group, Inc. 9% 3/15/28 (c)		360,000	377,366
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		450,000	394,481
			21,281,307
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (c)		205,000	151,188
Rand Parent LLC 8.5% 2/15/30 (c)		745,000	754,246
			905,434
Building Products - 0.2%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		125,000	122,208
6.375% 6/15/30(c)		280,000	281,012
Carrier Global Corp. 4.5% 11/29/32	EUR	1,087,000	1,216,929
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (c)		420,000	422,987
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		185,000	170,735
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		475,000	441,718
Sisecam UK PLC 8.625% 5/2/32 (c)		375,000	381,445
			3,037,034
Commercial Services & Supplies - 1.1%
Artera Services LLC 8.5% 2/15/31 (c)		1,175,000	1,209,660
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		502,000	457,866
4.625% 6/1/28(c)		348,000	317,042
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		2,225,000	2,404,544
Clean Harbors, Inc. 6.375% 2/1/31 (c)		250,000	250,651
CoreCivic, Inc. 8.25% 4/15/29		1,575,000	1,627,981
Covanta Holding Corp.:
4.875% 12/1/29(c)		995,000	908,164
5% 9/1/30		800,000	723,053
GFL Environmental, Inc.:
4% 8/1/28(c)		420,000	390,352
4.75% 6/15/29(c)		575,000	542,664
6.75% 1/15/31(c)		425,000	433,578
Madison IAQ LLC:
4.125% 6/30/28(c)		535,000	498,956
5.875% 6/30/29(c)		425,000	395,420
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		2,380,000	2,284,800
OpenLane, Inc. 5.125% 6/1/25 (c)		525,000	517,300
The Brink's Co. 4.625% 10/15/27 (c)		620,000	593,858
The GEO Group, Inc.:
8.625% 4/15/29(c)		970,000	993,480
10.25% 4/15/31(c)		695,000	727,172
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		290,000	298,441
			15,574,982
Construction & Engineering - 0.5%
AECOM 5.125% 3/15/27		625,000	614,172
Arcosa, Inc. 4.375% 4/15/29 (c)		415,000	385,379
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	1,800,000	2,172,454
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(c)		1,015,000	1,037,520
6.51% 2/23/42(c)		305,000	319,488
Pike Corp.:
5.5% 9/1/28(c)		1,850,000	1,775,073
8.625% 1/31/31(c)		715,000	757,414
			7,061,500
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (c)		590,000	541,679

Ground Transportation - 0.7%
JSC Georgian Railway 4% 6/17/28 (c)		191,000	168,319
Uber Technologies, Inc.:
4.5% 8/15/29(c)		1,260,000	1,200,515
6.25% 1/15/28(c)		545,000	545,640
7.5% 9/15/27(c)		2,950,000	3,007,876
8% 11/1/26(c)		4,260,000	4,296,947
XPO, Inc.:
6.25% 6/1/28(c)		300,000	300,900
7.125% 2/1/32(c)		430,000	440,724
			9,960,921
Industrial Conglomerates - 0.0%
GRUP KUO, S.A.B. de CV 5.75% 7/7/27 (c)		355,000	342,767

Machinery - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (c)		420,000	414,254
ATS Corp. 4.125% 12/15/28 (c)		460,000	419,193
Chart Industries, Inc. 7.5% 1/1/30 (c)		790,000	816,359
			1,649,806
Marine Transportation - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(c)		360,000	354,523
3.75% 4/6/27(c)		570,000	545,370
Seaspan Corp. 5.5% 8/1/29 (c)		425,000	379,340
			1,279,233
Passenger Airlines - 0.5%
Air Canada 3.875% 8/15/26 (c)		425,000	404,257
Allegiant Travel Co. 7.25% 8/15/27 (c)		445,000	423,501
American Airlines, Inc.:
7.25% 2/15/28(c)		990,000	990,644
8.5% 5/15/29(c)		945,000	981,824
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		1,485,000	1,444,710
Azul Secured Finance LLP:
11.5% 5/28/29(c)		623,771	514,611
11.93% 8/28/28(c)		300,000	291,094
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		150,000	109,497
8% 9/20/25(c)		462,000	337,250
United Airlines, Inc.:
4.375% 4/15/26(c)		1,450,000	1,400,711
4.625% 4/15/29(c)		870,000	810,240
			7,708,339
Professional Services - 0.0%
TriNet Group, Inc. 3.5% 3/1/29 (c)		455,000	404,995

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)		430,000	449,835
Foundation Building Materials, Inc. 6% 3/1/29 (c)		310,000	275,108
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		995,000	897,757
			1,622,700
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/34 (c)(f)		300,000	302,280
DP World Crescent Ltd. 3.7495% 1/30/30 (c)		425,000	392,594
DP World Ltd. 5.625% 9/25/48 (c)		400,000	380,500
			1,075,374
TOTAL INDUSTRIALS			72,446,071

INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/27 (c)		390,000	378,666

Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (c)		435,000	411,673
CPI CG, Inc. 10% 7/15/29 (c)(f)		275,000	285,313
TTM Technologies, Inc. 4% 3/1/29 (c)		455,000	417,499
			1,114,485
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (c)		430,000	381,882
ASGN, Inc. 4.625% 5/15/28 (c)		510,000	480,967
CA Magnum Holdings 5.375% 10/31/26 (c)		955,000	913,517
Camelot Finance SA 4.5% 11/1/26 (c)		570,000	551,026
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		610,000	550,865
5.25% 12/1/27(c)		500,000	489,566
Unisys Corp. 6.875% 11/1/27 (c)		365,000	320,373
			3,688,196
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		690,000	636,807
Synaptics, Inc. 4% 6/15/29 (c)		350,000	317,140
			953,947
Software - 0.9%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		500,000	464,388
4.875% 7/1/29(c)		475,000	440,830
Cloud Software Group, Inc. 6.5% 3/31/29 (c)		4,985,000	4,787,169
Elastic NV 4.125% 7/15/29 (c)		1,165,000	1,063,717
Fair Isaac Corp. 4% 6/15/28 (c)		580,000	542,532
Gen Digital, Inc. 5% 4/15/25 (c)		530,000	526,341
ION Trading Technologies Ltd.:
5.75% 5/15/28(c)		575,000	525,416
9.5% 5/30/29(c)		415,000	423,051
MicroStrategy, Inc. 6.125% 6/15/28 (c)		995,000	964,412
NCR Voyix Corp.:
5% 10/1/28(c)		335,000	316,301
5.25% 10/1/30(c)		335,000	306,190
Open Text Corp. 6.9% 12/1/27 (c)		530,000	550,063
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		300,000	270,542
4.125% 12/1/31(c)		245,000	215,344
PTC, Inc.:
3.625% 2/15/25(c)		350,000	345,683
4% 2/15/28(c)		345,000	324,722
UKG, Inc. 6.875% 2/1/31 (c)		425,000	430,325
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		945,000	817,175
			13,314,201
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd.:
3.421% 11/2/30(c)		485,000	428,164
5.875% 4/24/25 (Reg. S)		200,000	199,678
Seagate HDD Cayman:
8.25% 12/15/29		985,000	1,056,413
8.5% 7/15/31		640,000	689,281
			2,373,536
TOTAL INFORMATION TECHNOLOGY			21,823,031

MATERIALS - 3.5%
Chemicals - 1.1%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	954,000	1,037,122
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	1,400,000	1,556,869
Braskem Idesa SAPI:
6.99% 2/20/32(c)		205,000	156,005
7.45% 11/15/29(c)		600,000	486,000
Braskem Netherlands BV:
5.875% 1/31/50(c)		300,000	221,160
7.25% 2/13/33(c)		375,000	353,438
8.5% 1/12/31(c)		595,000	607,272
Consolidated Energy Finance SA 12% 2/15/31 (c)		450,000	464,139
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (c)		420,000	400,444
Ingevity Corp. 3.875% 11/1/28 (c)		665,000	603,354
LSB Industries, Inc. 6.25% 10/15/28 (c)		960,000	925,833
MEGlobal BV:
2.625% 4/28/28(c)		275,000	246,778
4.25% 11/3/26(c)		235,000	227,392
MEGlobal Canada, Inc. 5% 5/18/25 (c)		445,000	440,550
NOVA Chemicals Corp. 8.5% 11/15/28 (c)		385,000	408,534
OCP SA:
3.75% 6/23/31(c)		365,000	315,497
5.125% 6/23/51(c)		305,000	229,608
6.75% 5/2/34(c)		255,000	261,694
6.875% 4/25/44(c)		325,000	311,188
7.5% 5/2/54(c)		200,000	203,784
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		720,000	654,963
7.125% 10/1/27(c)		355,000	356,348
9.75% 11/15/28(c)		1,485,000	1,571,087
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(c)		630,000	586,971
2.875% 5/11/31(c)		340,000	281,031
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		795,000	748,542
5.5% 3/18/31		200,000	168,616
8.75% 5/3/29(c)		200,000	203,039
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		375,000	348,466
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		640,000	618,843
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	513,352
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		665,000	612,927
7.375% 3/1/31(c)		300,000	304,039
			16,424,885
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (c)		1,150,000	1,220,065
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(c)		645,000	621,278
7.25% 1/15/31(c)		435,000	449,681
			2,291,024
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		300,000	263,580
4% 9/1/29(c)		605,000	511,985
6% 6/15/27(c)		280,000	275,134
Cascades, Inc.:
5.125% 1/15/26(c)		300,000	295,413
5.375% 1/15/28(c)		300,000	288,792
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(c)		915,000	899,293
8.75% 4/15/30(c)		2,175,000	2,128,575
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,250,188
7.5% 12/15/96		160,000	170,000
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		365,000	344,802
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		355,000	316,914
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		255,000	246,551
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (c)		605,000	617,095
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)		300,000	299,277
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)		295,000	322,200
			8,229,799
Metals & Mining - 1.6%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		775,000	718,822
6.125% 5/15/28(c)		200,000	199,144
7.125% 3/15/31(c)		230,000	236,379
Algoma Steel SCA 0% 12/31/24 (b)		102,200	0
Antofagasta PLC:
2.375% 10/14/30(c)		685,000	569,620
5.625% 5/13/32(c)		260,000	259,269
Aris Mining Corp. 6.875% 8/9/26 (c)		715,000	673,441
Arsenal AIC Parent LLC 8% 10/1/30 (c)		350,000	367,289
ATI, Inc.:
4.875% 10/1/29		280,000	261,738
5.125% 10/1/31		245,000	226,461
7.25% 8/15/30		295,000	304,516
Celtic Resources Holdings DAC 4.125% (b)(c)(d)		445,000	63,795
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		465,000	440,034
4.875% 3/1/31(c)		465,000	410,013
6.75% 4/15/30(c)		965,000	954,755
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (c)		400,000	386,375
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		1,305,000	1,247,110
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(c)		105,000	92,663
3.15% 1/14/30(c)		280,000	247,538
3.7% 1/30/50(c)		870,000	593,231
5.125% 2/2/33(c)		290,000	274,956
5.95% 1/8/34(c)		205,000	204,078
6.3% 9/8/53(c)		290,000	285,922
6.44% 1/26/36(c)		205,000	210,766
CSN Inova Ventures 6.75% 1/28/28 (c)		485,000	460,750
CSN Resources SA:
5.875% 4/8/32(c)		420,000	350,438
8.875% 12/5/30(c)		200,000	198,750
Eldorado Gold Corp. 6.25% 9/1/29 (c)		420,000	400,848
Endeavour Mining PLC 5% 10/14/26 (c)		580,000	549,913
ERO Copper Corp. 6.5% 2/15/30 (c)		415,000	400,446
First Quantum Minerals Ltd.:
8.625% 6/1/31(c)		1,120,000	1,113,280
9.375% 3/1/29(c)		665,000	694,842
FMG Resources August 2006 Pty Ltd.:
4.375% 4/1/31(c)		445,000	397,709
4.5% 9/15/27(c)		485,000	463,442
Fresnillo PLC 4.25% 10/2/50 (c)		360,000	265,050
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		360,000	352,158
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		595,000	556,720
Metinvest BV 8.5% 4/23/26 (Reg. S)		200,000	160,000
Mineral Resources Ltd.:
8% 11/1/27(c)		280,000	286,459
8.125% 5/1/27(c)		960,000	967,490
8.5% 5/1/30(c)		210,000	217,406
9.25% 10/1/28(c)		515,000	540,509
Murray Energy Corp.:
11.25%(b)(c)(d)		490,000	0
12% pay-in-kind(b)(c)(d)(e)		548,100	0
Nexa Resources SA:
6.5% 1/18/28(c)		356,000	358,448
6.75% 4/9/34(c)		200,000	201,920
POSCO:
5.75% 1/17/28(c)		420,000	425,551
5.875% 1/17/33(c)		200,000	205,741
PT Freeport Indonesia:
4.763% 4/14/27(c)		225,000	220,244
5.315% 4/14/32(c)		450,000	435,488
6.2% 4/14/52(c)		265,000	259,617
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (c)		880,000	862,400
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		200,000	184,048
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (c)(e)		1,043,603	968,855
Stillwater Mining Co. 4% 11/16/26 (c)		410,000	374,638
TMK Capital SA 4.3% (Reg. S) (b)(d)		400,000	60,000
Vale Overseas Ltd. 6.4% 6/28/54		515,000	509,696
Volcan Compania Minera SAA 4.375% 2/11/26 (c)		490,000	379,903
			23,050,674
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/31 (c)		245,000	207,867
Suzano Austria GmbH 3.75% 1/15/31		245,000	213,395
			421,262
TOTAL MATERIALS			50,417,644

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		415,000	379,078
Iron Mountain, Inc.:
4.875% 9/15/29(c)		1,300,000	1,225,039
5% 7/15/28(c)		630,000	603,523
5.25% 7/15/30(c)		585,000	556,034
5.625% 7/15/32(c)		585,000	555,495
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	433,325
4.625% 8/1/29		970,000	704,039
5% 10/15/27		2,850,000	2,353,838
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	2,300,000	2,326,168
4.625% 2/21/35 (Reg. S)	EUR	957,000	1,054,144
SBA Communications Corp. 3.875% 2/15/27		890,000	848,195
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		335,000	202,605
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(c)		940,000	768,588
6.5% 2/15/29(c)		655,000	417,681
10.5% 2/15/28(c)		635,000	621,844
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		665,000	614,674
4.25% 12/1/26(c)		1,140,000	1,099,403
4.625% 12/1/29(c)		650,000	615,143
			15,378,816
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		260,000	273,778
SELP Finance SARL:
0.875% 5/27/29 (Reg. S)	EUR	588,000	540,959
3.75% 8/10/27 (Reg. S)	EUR	1,069,000	1,139,321
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		635,000	608,072
5.875% 6/15/27(c)		495,000	492,825
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		300,000	277,818
			3,332,773
TOTAL REAL ESTATE			18,711,589

UTILITIES - 2.3%
Electric Utilities - 1.4%
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (c)		200,000	202,364
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		280,000	238,059
4.75% 3/15/28(c)		365,000	348,766
Electricite de France SA:
4.625% 1/25/43 (Reg. S)	EUR	1,200,000	1,271,414
4.75% 6/17/44 (Reg. S)	EUR	1,100,000	1,178,317
EnBW International Finance BV 4.3% 5/23/34 (Reg. S)	EUR	1,719,000	1,902,385
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	600,000	557,429
5.943% 4/23/83 (Reg. S)(e)	EUR	100,000	111,509
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(c)		590,000	571,439
7.125% 2/11/25(c)		735,000	732,244
8.45% 8/10/28(c)		240,000	241,275
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (c)		605,000	497,083
Lamar Funding Ltd. 3.958% 5/7/25 (c)		600,000	585,000
Mong Duong Finance Holdings BV 5.125% 5/7/29 (c)		552,349	525,940
NextEra Energy Partners LP 7.25% 1/15/29 (c)		285,000	292,259
NRG Energy, Inc.:
3.375% 2/15/29(c)		305,000	271,316
3.625% 2/15/31(c)		605,000	518,846
3.875% 2/15/32(c)		58,000	49,799
5.75% 1/15/28		1,665,000	1,652,004
6.625% 1/15/27		315,000	314,372
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	600,000	651,405
Pacific Gas & Electric Co.:
3.95% 12/1/47		578,000	413,917
4% 12/1/46		743,000	533,659
4.3% 3/15/45		315,000	242,135
PG&E Corp.:
5% 7/1/28		1,345,000	1,294,082
5.25% 7/1/30		510,000	487,063
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		1,105,000	1,028,901
5% 7/31/27(c)		1,220,000	1,180,158
5.5% 9/1/26(c)		820,000	808,648
5.625% 2/15/27(c)		1,495,000	1,469,945
7.75% 10/15/31(c)		580,000	604,007
			20,775,740
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (c)		640,000	626,600
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	186,498
8% 3/1/32		335,000	380,420
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		570,000	513,307
			1,706,825
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		370,000	362,081
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (c)		245,000	237,956
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (c)		320,000	331,900
Energo-Pro A/S 8.5% 2/4/27 (c)		465,000	464,855
EnfraGen Energia Sur SA 5.375% 12/30/30 (c)		1,020,000	853,294
Investment Energy Resources Ltd. 6.25% 4/26/29 (c)		485,000	456,658
PT Pertamina Geothermal Energy 5.15% 4/27/28 (c)		205,000	203,078
RWE AG 4.125% 2/13/35 (Reg. S)	EUR	971,000	1,056,049
Sunnova Energy Corp.:
5.875% 9/1/26(c)		145,000	112,738
11.75% 10/1/28(c)		860,000	614,900
Termocandelaria Power Ltd. 7.875% 1/30/29 (c)		402,500	403,632
			5,097,141
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(c)		448,000	362,180
4.696% 4/24/33(c)		350,000	341,250
4.875% 4/23/30(c)		195,000	194,695
E.ON SE 4.125% 3/25/44 (Reg. S)	EUR	747,000	790,417
Engie SA 4.25% 3/6/44 (Reg. S)	EUR	1,000,000	1,039,511
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	1,388,000	1,507,328
			4,235,381
Water Utilities - 0.1%
Aegea Finance SARL 9% 1/20/31 (c)		200,000	207,000
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	1,800,000	1,775,099
			1,982,099
TOTAL UTILITIES			33,797,186

TOTAL NONCONVERTIBLE BONDS			499,540,567
TOTAL CORPORATE BONDS (Cost $525,485,832)			506,544,141

U.S. Government and Government Agency Obligations - 23.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39	126,000	130,612
5.375% 4/1/56	302,000	316,193
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		446,805
U.S. Treasury Obligations - 23.3%
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 7/25/24 to 8/1/24 (j)	1,240,000	1,234,671
U.S. Treasury Bonds:
2% 8/15/51	14,526,000	8,725,814
2.25% 2/15/52	12,700,000	8,090,297
2.5% 2/15/45	17,524,000	12,500,225
2.875% 5/15/52	6,426,000	4,709,806
3% 5/15/45	1,800,000	1,399,078
3% 2/15/49	13,991,000	10,597,636
3.25% 5/15/42	1,428,000	1,187,471
3.625% 2/15/53	19,112,000	16,258,638
4.125% 8/15/53	3,781,000	3,520,909
4.25% 2/15/54	5,920,000	5,636,950
4.375% 8/15/43	10,015,000	9,666,822
4.75% 2/15/37	8,126,000	8,433,899
U.S. Treasury Notes:
0.375% 12/31/25	8,019,000	7,499,331
0.375% 1/31/26	2,100,000	1,957,184
0.625% 7/31/26	2,400,000	2,207,813
0.75% 3/31/26	4,704,000	4,386,847
0.75% 8/31/26	15,467,000	14,224,807
1% 7/31/28	4,418,000	3,859,019
1.125% 10/31/26	1,700,000	1,568,848
1.125% 8/31/28	40,242,000	35,257,281
1.25% 12/31/26	698,000	643,441
1.25% 9/30/28	2,930,000	2,574,738
1.375% 10/31/28	3,514,000	3,098,634
1.5% 1/31/27	4,595,000	4,252,529
1.5% 11/30/28	860,000	761,033
1.625% 9/30/26	4,153,000	3,886,786
1.75% 1/31/29	2,583,000	2,303,108
1.875% 2/28/27	27,200,000	25,374,625
2.5% 2/28/26	7,215,000	6,946,129
2.5% 3/31/27	900,000	853,066
2.625% 7/31/29	1,210,000	1,114,949
2.75% 7/31/27	1,240,000	1,177,419
2.75% 5/31/29	155,000	143,993
2.75% 8/15/32	6,935,000	6,171,337
2.875% 4/30/29	3,300,000	3,086,145
2.875% 5/15/32	4,068,000	3,665,173
3.125% 11/15/28	1,180,000	1,120,493
3.375% 5/15/33	250,000	231,689
3.5% 1/31/28	4,190,000	4,057,917
3.5% 2/15/33	3,800,000	3,561,609
3.625% 5/15/26	3,720,000	3,643,540
3.625% 3/31/30	7,767,000	7,478,165
3.75% 5/31/30	189,000	183,027
3.875% 1/15/26	50,000	49,248
3.875% 11/30/27	850,000	833,830
3.875% 12/31/27	6,700,000	6,571,758
3.875% 8/15/33	1,810,000	1,741,277
4% 1/15/27	4,470,000	4,405,045
4% 10/31/29	1,300,000	1,278,012
4% 7/31/30	2,500,000	2,452,344
4% 1/31/31	680,000	666,320
4.125% 2/15/27	12,610,000	12,465,182
4.125% 10/31/27	900,000	889,910
4.125% 7/31/28	850,000	841,002
4.125% 8/31/30	3,320,000	3,277,722
4.125% 3/31/31	4,008,000	3,955,238
4.125% 11/15/32	4,064,000	3,995,579
4.25% 12/31/25	2,992,000	2,963,051
4.25% 3/15/27	8,840,000	8,769,211
4.25% 2/28/31	3,660,000	3,638,412
4.375% 11/30/28	3,230,000	3,229,495
4.375% 11/30/30	2,591,000	2,593,125
4.5% 3/31/26	3,241,000	3,224,035
4.625% 3/15/26	2,250,000	2,242,178
4.625% 11/15/26	9,400,000	9,395,594
4.625% 9/30/30	399,000	404,611
4.875% 10/31/30	4,520,000	4,647,655
5% 10/31/25	1,990,000	1,989,839
TOTAL U.S. TREASURY OBLIGATIONS		335,772,564
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	1,015,076
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $373,427,437)		337,234,445

U.S. Government Agency - Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.0%
1.5% 11/1/40 to 11/1/41	3,718,052	3,019,184
2% 2/1/28 to 12/1/41	4,430,348	3,734,459
2.5% 1/1/30 to 5/1/42	2,590,741	2,354,359
3% 11/1/34 to 2/1/52 (j)	1,566,634	1,422,403
3.5% 5/1/35 to 3/1/52 (j)	1,283,296	1,158,498
5% 10/1/52 to 12/1/52 (j)(k)	1,387,225	1,355,803
6% 6/1/53 (j)	837,360	849,379
6.5% 3/1/54	149,478	152,305
TOTAL FANNIE MAE		14,046,390
Freddie Mac - 0.9%
1.5% 12/1/40 to 4/1/41	1,039,842	845,597
2% 2/1/41 to 7/1/41	1,635,087	1,372,521
2.5% 1/1/30 to 2/1/42	6,858,109	6,087,365
3% 9/1/34	312,262	292,157
3.5% 3/1/50 to 3/1/52 (k)	1,570,821	1,399,061
5% 10/1/52 to 12/1/52 (j)(k)	1,303,670	1,273,908
5.5% 9/1/52	339,093	337,143
6.5% 10/1/53	792,174	817,056
TOTAL FREDDIE MAC		12,424,808
Ginnie Mae - 0.4%
Ginnie Mae:
2% 8/1/54 (f)	250,000	202,620
2% 8/1/54 (f)	1,400,000	1,134,670
2% 10/20/50 to 2/20/51	941,283	762,677
2% 7/1/54 (f)	1,200,000	971,683
2% 7/1/54 (f)	1,450,000	1,174,117
2% 7/1/54 (f)	475,000	384,625
2% 7/1/54 (f)	150,000	121,460
2% 7/1/54 (f)	775,000	627,546
2.5% 8/20/51 to 12/20/51	1,352,254	1,121,246
TOTAL GINNIE MAE		6,500,644
Uniform Mortgage Backed Securities - 0.9%
2% 7/1/54 (f)	800,000	625,688
2% 7/1/54 (f)	800,000	625,688
2.5% 7/1/54 (f)	2,600,000	2,123,469
2.5% 7/1/54 (f)	2,600,000	2,123,469
5% 7/1/54 (f)	1,300,000	1,256,379
5.5% 7/1/54 (f)	7,000,000	6,904,023
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		13,658,716
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $48,023,077)		46,630,558

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2021-65 Class MA, 2% 8/25/51	784,963	670,044
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	353,157	299,439
Series 2020-49 Class JA, 2% 8/25/44	116,055	104,753
Series 2020-51 Class BA, 2% 6/25/46	455,934	388,507
Series 2020-67 Class KZ, 3.25% 9/25/40	100,984	91,287
Series 2020-75 Class HA, 1.5% 12/25/44	1,317,967	1,138,086
Series 2021-68 Class A, 2% 7/25/49	244,453	189,987
Series 2021-85 Class L, 2.5% 8/25/48	133,351	114,745
Series 2021-96 Class HA, 2.5% 2/25/50	214,138	183,976
Series 2022-1 Class KA, 3% 5/25/48	216,236	193,109
Series 2022-13 Class MA, 3% 5/25/44	858,355	795,366
Series 2022-3:
Class G, 2% 11/25/47	450,695	386,695
Class N, 2% 10/25/47	1,684,412	1,445,150
Series 2022-4 Class B, 2.5% 5/25/49	156,302	134,666
Series 2022-49 Class TE, 4.5% 12/25/48	1,681,809	1,615,346
Series 2022-5:
Class 0, 2.5% 6/25/48	186,577	162,885
Class BA, 2.5% 12/25/49	239,668	202,370
Series 2022-65 Class GA, 5% 4/25/46	1,587,980	1,533,278
Series 2022-7 Class A, 3% 5/25/48	308,137	275,187
Series 2020-45 Class JL, 3% 7/25/40	34,438	30,686
Series 2021-59 Class H, 2% 6/25/48	137,727	110,033
Series 2021-66:
Class DA, 2% 1/25/48	147,514	118,464
Class DM, 2% 1/25/48	156,765	125,893
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	500,786	404,648
Series 2022-5213 Class JM, 3.5% 9/25/51	746,654	702,391
Series 2022-5214 Class CG, 3.5% 4/25/52	282,938	262,401
Series 2022-5220 Class PK, 3.5% 1/25/51	362,989	334,167
Series 2022-5224 Class DQ, 3.75% 8/25/44	422,968	398,539
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	232,409	207,589
Class LT, 3.25% 10/25/40	103,832	94,687
Class LY, 3% 10/25/40	176,723	157,812
Series 2021-5175 Class CB, 2.5% 4/25/50	773,010	662,577
Series 2021-5180 Class KA, 2.5% 10/25/47	153,613	135,286
Series 2022-5189 Class DA, 2.5% 5/25/49	165,615	140,643
Series 2022-5190 Class BA, 2.5% 11/25/47	159,822	140,605
Series 2022-5191 Class CA, 2.5% 4/25/50	180,882	154,068
Series 2022-5197 Class DA, 2.5% 11/25/47	121,333	106,877
Series 2022-5198 Class BA, 2.5% 11/25/47	608,302	537,492
Series 2022-5200 Class LA, 3% 10/25/48	283,482	254,060
Series 2022-5202 Class LB, 2.5% 10/25/47	129,946	113,461
Series 2020-5041 Class LB, 3% 11/25/40	396,098	354,042
Series 2021-5083 Class VA, 1% 8/15/38	1,478,145	1,378,740
Series 2021-5176 Class AG, 2% 1/25/47	579,155	493,153
Series 2021-5182 Class A, 2.5% 10/25/48	1,005,480	866,796
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	123,090	106,025

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,360,174)		18,316,011

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	325,277	320,162
Freddie Mac:
floater Series 2024-K523 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8743% 5/25/29 (e)(i)	2,200,000	2,199,998
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,539,301	1,520,096
Series 2015-K049 Class A2, 3.01% 7/25/25	633,270	618,288
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	1,457,293	1,425,696
Series 2015-K051 Class A2, 3.308% 9/25/25	2,200,000	2,148,965
Series 2015-KPLB Class A, 2.77% 5/25/25	1,180,000	1,150,721
Series 2016-K052 Class A2, 3.151% 11/25/25	4,852,314	4,722,310
Series 2016-K055 Class A2, 2.673% 3/25/26	2,100,000	2,017,334
Series 2017-K066 Class A2, 3.117% 6/25/27	290,000	275,936
Series 2017-K729 Class A2, 3.136% 10/25/24	893,313	885,334
Series 2018-K731 Class A2, 3.6% 2/25/25	303,757	300,000
Series 2018-K732 Class A2, 3.7% 5/25/25	1,722,843	1,697,317
Series 2018-K733 Class A2, 3.75% 8/25/25	1,769,139	1,736,668
Series 2019-K735 Class A2, 2.862% 5/25/26	1,069,169	1,027,820
Series 2019-K736 Class A2, 2.282% 7/25/26	900,000	855,622
Series 2022-K747 Class A2, 2.05% 11/25/28	500,000	445,814
Series K058 Class A2, 2.653% 8/25/26	1,300,000	1,238,184
Series K073 Class A2, 3.35% 1/25/28	300,000	285,373
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	500,000	480,574
Series 2017-K727 Class A2, 2.946% 7/25/24	707,708	704,977
Series K048 Class A2, 3.284% 6/25/25 (e)	8,914,000	8,744,195
Series K053 Class A2, 2.995% 12/25/25	2,300,000	2,230,408
Series K056 Class A2, 2.525% 5/25/26	200,000	191,115
Series K063 Class A2, 3.43% 1/25/27	600,000	578,183
Series K734 Class A2, 3.208% 2/25/26	900,000	874,406
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	2,602,623	2,562,798
Series K044 Class A2, 2.811% 1/25/25	1,682,907	1,657,416
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (c)	4,200,000	4,064,675
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,095,643)		46,960,385

Foreign Government and Government Agency Obligations - 10.5%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (c)		315,000	307,223
Angola Republic:
8.25% 5/9/28 (c)		650,000	610,188
8.75% 4/14/32 (c)		170,000	150,503
9.375% 5/8/48 (c)		310,000	259,334
9.5% 11/12/25 (c)		795,000	806,180
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	30,825,000	554,773
7.0529% 1/15/32 (c)		30,000	23,972
7.5% 1/31/27 (c)		830,000	797,059
7.5% 2/16/61 (c)		480,000	320,850
7.6003% 3/1/29 (c)		370,000	335,659
7.903% 2/21/48 (c)		460,000	322,863
8.5% 1/31/47 (c)		580,000	429,200
8.7002% 3/1/49 (c)		460,000	342,700
Argentine Republic:
0.75% 7/9/30 (h)		5,725,308	3,211,898
1% 7/9/29		738,798	422,269
3.5% 7/9/41 (h)		1,140,000	446,880
3.625% 7/9/35 (h)		3,492,241	1,466,741
4.25% 1/9/38 (h)		2,032,304	932,828
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	1,600,000	878,611
1.75% 6/21/51 (Reg. S)	AUD	8,595,000	3,172,362
Bahamian Republic 6% 11/21/28 (c)		310,000	271,056
Bahrain Kingdom:
5.625% 5/18/34 (c)		155,000	138,919
7.5% 2/12/36 (c)		200,000	204,188
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (c)		200,000	198,080
6.25% 10/31/28 (c)		200,000	206,822
Barbados Government 6.5% 10/1/29 (c)		354,000	335,083
Bermuda Government:
2.375% 8/20/30 (c)		55,000	46,252
3.375% 8/20/50 (c)		165,000	112,355
3.717% 1/25/27 (c)		645,000	615,572
4.75% 2/15/29 (c)		360,000	348,602
5% 7/15/32 (c)		260,000	251,063
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		370,000	348,048
Brazilian Federative Republic:
3.875% 6/12/30		830,000	732,475
6% 10/20/33		335,000	321,935
7.125% 1/20/37		565,000	590,425
7.125% 5/13/54		215,000	207,583
8.25% 1/20/34		1,045,000	1,187,120
Canadian Government 1.25% 3/1/27	CAD	3,000,000	2,058,039
Chilean Republic:
2.45% 1/31/31		1,355,000	1,155,815
2.75% 1/31/27		310,000	291,497
3.1% 1/22/61		700,000	433,344
3.5% 1/31/34		200,000	173,600
4% 1/31/52		200,000	154,625
4.34% 3/7/42		260,000	224,440
5.33% 1/5/54		505,000	477,225
Colombian Republic:
3% 1/30/30		1,025,000	837,938
3.125% 4/15/31		535,000	421,580
3.25% 4/22/32		290,000	222,430
4.125% 5/15/51		220,000	132,110
5% 6/15/45		855,000	600,638
5.2% 5/15/49		650,000	458,250
6.125% 1/18/41		40,000	33,620
7.375% 9/18/37		140,000	135,870
7.5% 2/2/34		250,000	250,125
8% 4/20/33		280,000	290,220
8% 11/14/35		310,000	318,370
8.75% 11/14/53		290,000	305,370
Costa Rican Republic:
5.625% 4/30/43 (c)		285,000	254,095
6.125% 2/19/31 (c)		130,000	130,447
7.3% 11/13/54 (c)		305,000	317,772
Democratic Socialist Republic of Sri Lanka:
6.2% (c)(d)		300,000	175,781
6.825% (c)(d)		365,000	214,095
7.55% (c)(d)		235,000	134,303
7.85% (c)(d)		505,000	296,530
Dominican Republic:
4.5% 1/30/30 (c)		735,000	669,769
4.875% 9/23/32 (c)		860,000	771,313
5.875% 1/30/60 (c)		270,000	229,669
5.95% 1/25/27 (c)		445,000	442,330
6% 7/19/28 (c)		360,000	356,760
6.5% 2/15/48 (c)		215,000	203,981
6.6% 6/1/36 (c)		224,000	223,216
6.85% 1/27/45 (c)		300,000	294,450
6.875% 1/29/26 (c)		790,000	798,888
7.05% 2/3/31 (c)		375,000	386,016
7.45% 4/30/44 (c)		335,000	351,750
Dutch Government 0.5% 7/15/32 (Reg. S) (c)	EUR	10,000	8,993
Ecopetrol SA 8.375% 1/19/36		290,000	284,635
Ecuador Republic:
3.5% 7/31/35 (c)(h)		705,000	351,398
6% 7/31/30 (c)(h)		1,220,000	772,031
El Salvador Republic:
0.25% 4/17/30 (c)		290,000	8,410
6.375% 1/18/27 (c)		75,000	66,525
7.1246% 1/20/50 (c)		290,000	183,697
7.625% 2/1/41 (c)		90,000	60,570
7.65% 6/15/35 (c)		135,000	97,158
9.25% 4/17/30 (c)		290,000	257,583
Emirate of Abu Dhabi:
3% 9/15/51 (c)		645,000	432,956
3.125% 9/30/49 (c)		1,915,000	1,336,311
3.875% 4/16/50 (c)		620,000	494,450
5.5% 4/30/54 (c)		395,000	401,419
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		920,000	675,625
5.25% 1/30/43 (Reg. S)		330,000	311,128
Export Credit Bank of Turkey 9% 1/28/27 (c)		305,000	316,914
Gabonese Republic:
6.625% 2/6/31 (c)		425,000	320,875
7% 11/24/31 (c)		455,000	343,525
Georgia Republic 2.75% 4/22/26 (c)		290,000	264,897
German Federal Republic:
1.8% 8/15/53(Reg. S)	EUR	2,290,000	2,024,234
2.2% 12/12/24(Reg. S)	EUR	7,140,000	7,607,738
2.4% 10/19/28(Reg. S)	EUR	2,570,000	2,741,415
2.6% 8/15/33(Reg. S)	EUR	23,860,000	25,837,577
Ghana Republic:
7.75% (c)(d)		285,000	144,459
8.627% (c)(d)		255,000	127,500
10.75% 10/14/30 (c)		520,000	350,675
Guatemalan Republic:
4.9% 6/1/30 (c)		230,000	217,709
5.375% 4/24/32 (c)		120,000	113,813
6.125% 6/1/50 (c)		225,000	203,133
6.6% 6/13/36 (c)		190,000	190,356
Hungarian Republic:
2.125% 9/22/31 (c)		205,000	162,155
3.125% 9/21/51 (c)		340,000	215,900
5.25% 6/16/29 (c)		295,000	289,469
5.5% 6/16/34 (c)		695,000	674,802
6.125% 5/22/28 (c)		225,000	229,219
6.75% 9/25/52 (c)		145,000	155,494
Indonesian Republic:
3.2% 9/23/61		400,000	257,125
4.35% 1/11/48		300,000	256,407
5.125% 1/15/45 (c)		1,160,000	1,125,563
5.25% 1/17/42 (c)		305,000	298,934
5.95% 1/8/46 (c)		350,000	370,125
6.625% 2/17/37 (c)		220,000	245,506
6.75% 1/15/44 (c)		330,000	381,459
7.75% 1/17/38 (c)		930,000	1,143,609
8.5% 10/12/35 (c)		875,000	1,104,784
Islamic Republic of Pakistan:
6% 4/8/26 (c)		730,000	656,316
6.875% 12/5/27 (c)		215,000	185,505
7.375% 4/8/31 (c)		480,000	377,550
Israeli State:
3.375% 1/15/50		595,000	379,543
5.75% 3/12/54		315,000	283,106
Ivory Coast:
5.875% 10/17/31 (c)	EUR	920,000	887,670
6.375% 3/3/28 (c)		490,000	473,463
8.25% 1/30/37 (c)		300,000	289,500
Jamaican Government:
6.75% 4/28/28		255,000	261,216
7.875% 7/28/45		160,000	185,950
Jordanian Kingdom:
4.95% 7/7/25 (c)		575,000	559,727
7.375% 10/10/47 (c)		110,000	93,706
7.5% 1/13/29 (c)		200,000	195,000
7.75% 1/15/28 (c)		320,000	316,700
Kingdom of Saudi Arabia:
2.25% 2/2/33 (c)		665,000	531,584
3.45% 2/2/61 (c)		1,120,000	730,800
3.625% 3/4/28 (c)		315,000	300,038
3.75% 1/21/55 (c)		655,000	462,594
4.5% 10/26/46 (c)		640,000	542,600
4.5% 4/22/60 (c)		225,000	182,391
4.625% 10/4/47 (c)		330,000	281,738
5% 1/18/53 (c)		375,000	330,000
5.75% 1/16/54 (c)		315,000	306,810
Lebanese Republic:
5.8% (d)		625,000	42,969
6.375% (d)		810,000	55,688
Mongolia Government 7.875% 6/5/29 (c)		200,000	204,022
Moroccan Kingdom 6.5% 9/8/33 (c)		495,000	510,314
Panamanian Republic:
2.252% 9/29/32		400,000	287,800
3.298% 1/19/33		445,000	346,210
3.87% 7/23/60		715,000	407,327
4.5% 5/15/47		250,000	172,969
4.5% 4/16/50		780,000	525,525
6.853% 3/28/54		200,000	183,600
7.875% 3/1/57		290,000	301,419
8% 3/1/38		305,000	321,470
Peruvian Republic:
2.783% 1/23/31		740,000	633,810
3% 1/15/34		440,000	358,188
3.3% 3/11/41		360,000	267,188
Philippine Republic:
2.65% 12/10/45		390,000	255,572
2.95% 5/5/45		160,000	110,750
5% 7/17/33		210,000	207,244
5.5% 1/17/48		200,000	202,313
5.6% 5/14/49		295,000	298,351
5.609% 4/13/33		305,000	313,578
5.95% 10/13/47		490,000	521,238
Polish Government:
5.5% 4/4/53		210,000	205,544
5.5% 3/18/54		285,000	276,473
5.75% 11/16/32		425,000	440,245
Provincia de Cordoba:
6.875% 12/10/25 (c)		195,922	181,489
6.99% 6/1/27 (c)		515,562	425,957
Republic of Armenia 3.6% 2/2/31 (c)		280,000	228,113
Republic of Benin:
4.875% 1/19/32 (c)	EUR	275,000	246,469
7.96% 2/13/38 (c)		290,000	269,156
Republic of Kenya:
6.3% 1/23/34 (c)		195,000	145,580
7.25% 2/28/28 (c)		100,000	90,781
9.75% 2/16/31 (c)		350,000	333,375
Republic of Montenegro 7.25% 3/12/31 (c)		380,000	381,425
Republic of Nigeria:
, yield at date of purchase 25.6137% to 28.7481% 3/6/25 to 5/20/25	NGN	1,000,660,000	555,732
6.125% 9/28/28 (c)		1,020,000	894,413
6.5% 11/28/27 (c)		445,000	411,764
7.143% 2/23/30 (c)		360,000	312,188
7.625% 11/21/25 (c)		345,000	345,431
7.696% 2/23/38 (c)		280,000	216,738
7.875% 2/16/32 (c)		160,000	138,400
Republic of Paraguay:
2.739% 1/29/33 (c)		225,000	180,984
4.95% 4/28/31 (c)		480,000	457,950
5.4% 3/30/50 (c)		265,000	229,059
6% 2/9/36 (c)		260,000	259,838
Republic of Senegal 6.25% 5/23/33 (c)		315,000	263,419
Republic of Serbia:
2.125% 12/1/30 (c)		840,000	669,375
6% 6/12/34 (c)		335,000	329,556
6.5% 9/26/33 (c)		405,000	410,695
Republic of Uzbekistan:
3.7% 11/25/30 (c)		115,000	94,588
3.9% 10/19/31 (c)		205,000	166,819
Republic of Zambia:
0.5% 12/31/53 (c)		62,254	30,427
5.75% 6/30/33 (c)		74,935	65,920
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	135,000	108,479
3% 2/27/27 (c)		265,000	246,450
3.375% 1/28/50 (Reg. S)	EUR	170,000	120,900
3.625% 3/27/32 (c)		470,000	397,591
4% 2/14/51 (c)		150,000	103,594
6.625% 2/17/28 (c)		225,000	229,644
7.125% 1/17/33 (c)		80,000	84,300
8% 4/29/30	RON	1,115,000	253,492
Rwanda Republic 5.5% 8/9/31 (c)		560,000	448,875
South African Republic:
4.85% 9/27/27		285,000	272,888
4.85% 9/30/29		235,000	214,731
5% 10/12/46		395,000	276,994
5.65% 9/27/47		190,000	143,213
5.75% 9/30/49		620,000	466,550
5.875% 4/20/32		280,000	259,350
State of Qatar:
4.4% 4/16/50 (c)		1,450,000	1,271,469
4.625% 6/2/46 (c)		575,000	526,844
4.817% 3/14/49 (c)		1,060,000	991,431
5.103% 4/23/48 (c)		975,000	949,406
9.75% 6/15/30 (c)		295,000	371,977
Sultanate of Oman:
5.375% 3/8/27 (c)		120,000	118,988
5.625% 1/17/28 (c)		930,000	928,838
6% 8/1/29 (c)		450,000	456,750
6.25% 1/25/31 (c)		425,000	437,484
6.5% 3/8/47 (c)		195,000	194,513
6.75% 1/17/48 (c)		920,000	936,963
7% 1/25/51 (c)		105,000	110,513
Turkish Republic:
4.25% 4/14/26		830,000	799,134
4.75% 1/26/26		980,000	954,275
4.875% 10/9/26		650,000	627,250
4.875% 4/16/43		815,000	576,867
5.125% 2/17/28		520,000	494,163
5.25% 3/13/30		185,000	169,217
5.75% 5/11/47		520,000	399,588
6% 3/25/27		170,000	167,503
6% 1/14/41		770,000	639,100
6.625% 2/17/45		310,000	267,472
7.625% 5/15/34		325,000	327,336
9.125% 7/13/30		350,000	381,500
9.375% 3/14/29		490,000	532,875
9.375% 1/19/33		840,000	938,963
9.875% 1/15/28		1,165,000	1,278,952
26.2% 10/5/33	TRY	8,645,000	261,083
31.08% 11/8/28	TRY	7,595,000	240,493
37% 2/18/26	TRY	4,065,000	122,555
Ukraine Government:
6.876% 5/21/31 (c)		170,000	48,450
7.253% 3/15/35 (c)		585,000	166,433
7.375% 9/25/34 (c)		285,000	81,225
7.75% 9/1/24 (c)		441,000	139,577
7.75% 9/1/25 (c)		1,150,000	362,825
7.75% 9/1/26 (c)		1,230,000	378,840
7.75% 9/1/28 (c)		200,000	60,600
7.75% 9/1/29 (c)		110,000	33,275
7.75% 8/1/41 (c)(e)		370,000	180,560
United Kingdom, Great Britain and Northern Ireland 3.25% 1/31/33(Reg. S)	GBP	6,250,000	7,404,102
United Mexican States:
3.5% 2/12/34		610,000	496,235
3.75% 4/19/71		1,000,000	600,500
4.875% 5/19/33		345,000	318,090
5.75% 10/12/2110		840,000	694,838
6% 5/7/36		600,000	584,400
6.05% 1/11/40		670,000	649,063
6.338% 5/4/53		305,000	287,005
6.35% 2/9/35		465,000	467,558
Uruguay Republic:
5.1% 6/18/50		675,000	637,031
5.75% 10/28/34		300,000	312,600
9.75% 7/20/33	UYU	11,685,000	295,650
Venezuelan Republic:
9.25% (d)		2,395,000	441,878
11.95% (Reg. S) (d)		1,090,000	198,380
12.75% (d)		190,000	34,580
Vietnamese Socialist Republic 5.5% 3/12/28		1,591,000	1,507,266
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $164,232,896)			151,672,671

Common Stocks - 6.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A	4,200	765,030
Meta Platforms, Inc. Class A	8,800	4,437,136
Pinterest, Inc. Class A (l)	21,200	934,284
		6,136,450
Media - 0.1%
EchoStar Corp. Class A (l)	36,100	642,941
iHeartMedia, Inc. (l)(m)	5,655	6,164
		649,105
Wireless Telecommunication Services - 0.0%
Digicel Group Ltd. (b)	6,023	14,515
TOTAL COMMUNICATION SERVICES		6,800,070
CONSUMER DISCRETIONARY - 1.0%
Automobile Components - 0.0%
UC Holdings, Inc. (b)(l)	33,750	27,675
Automobiles - 0.1%
BYD Co. Ltd. (H Shares)	55,500	1,648,286
Broadline Retail - 0.2%
Amazon.com, Inc. (l)	10,200	1,971,150
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc. Class A (l)	6,400	970,432
Booking Holdings, Inc.	200	792,300
Boyd Gaming Corp.	12,300	677,730
Domino's Pizza, Inc.	1,100	567,963
New Cotai LLC/New Cotai Capital Corp. (b)(g)(l)	247,076	182,836
Studio City International Holdings Ltd.:
ADR (c)(l)	10,083	58,986
(NYSE) ADR (l)	11,100	64,935
		3,315,182
Household Durables - 0.1%
TopBuild Corp. (l)	4,300	1,656,661
Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	5,700	1,224,645
Lowe's Companies, Inc.	2,900	639,334
Williams-Sonoma, Inc.	2,300	649,451
		2,513,430
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (l)	11,600	1,692,904
LVMH Moet Hennessy Louis Vuitton SE	500	383,896
Tapestry, Inc.	9,300	397,947
		2,474,747
TOTAL CONSUMER DISCRETIONARY		13,607,131
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Celsius Holdings, Inc. (l)	11,200	639,408
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. rights (b)(l)	40,826	44,909
U.S. Foods Holding Corp. (l)	12,800	678,144
		723,053
Personal Care Products - 0.0%
elf Beauty, Inc. (l)	3,200	674,304
TOTAL CONSUMER STAPLES		2,036,765
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (b)(l)	6,562	1
Superior Energy Services, Inc. Class A (b)	5,560	379,915
		379,916
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. (l)	12,900	420,927
California Resources Corp. warrants 10/27/24 (l)	3,099	55,270
Canvas Energy, Inc.:
Series A warrants 10/1/24 (b)(l)	13	0
Series B warrants 10/1/25 (b)(l)	13	0
Cheniere Energy, Inc.	7,900	1,381,157
EP Energy Corp. (b)(l)	52,316	71,150
Mesquite Energy, Inc. (b)(l)	15,322	1,277,818
Permian Resource Corp. Class A (m)	151,900	2,453,185
Unit Corp.	2,069	75,519
		5,735,026
TOTAL ENERGY		6,114,942
FINANCIALS - 1.0%
Capital Markets - 0.2%
Ares Management Corp. Class A,	4,400	586,432
Blue Owl Capital, Inc. Class A	33,300	591,075
Coinbase Global, Inc. (l)	4,400	977,812
Moody's Corp.	1,600	673,488
		2,828,807
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,100	1,411,059
Financial Services - 0.5%
Apollo Global Management, Inc.	20,300	2,396,821
Block, Inc. Class A (l)	9,800	632,002
Carnelian Point Holdings LP warrants (b)(l)	54	158
Fiserv, Inc. (l)	5,800	864,432
MasterCard, Inc. Class A	3,000	1,323,480
Visa, Inc. Class A	8,800	2,309,736
		7,526,629
Insurance - 0.2%
Arthur J. Gallagher & Co.	8,600	2,230,066
TOTAL FINANCIALS		13,996,561
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (l)	3,700	492,211
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
TransDigm Group, Inc.	500	638,805
Building Products - 0.3%
Builders FirstSource, Inc. (l)	3,200	442,912
Carlisle Companies, Inc.	2,800	1,134,588
Fortune Brands Innovations, Inc.	11,300	733,822
Trane Technologies PLC	3,600	1,184,148
		3,495,470
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	3,800	1,155,656
EMCOR Group, Inc.	1,900	693,652
Willscot Mobile Mini Holdings (l)	28,500	1,072,740
		2,922,048
Electrical Equipment - 0.4%
Eaton Corp. PLC	6,500	2,038,075
Nextracker, Inc. Class A (l)	19,000	890,720
nVent Electric PLC	12,100	926,981
Vertiv Holdings Co.	20,100	1,740,057
		5,595,833
Machinery - 0.1%
Deere & Co.	700	261,541
Parker Hannifin Corp.	2,600	1,315,106
		1,576,647
Passenger Airlines - 0.0%
Air Canada (l)	800	10,467
Delta Air Lines, Inc.	5,200	246,688
		257,155
Trading Companies & Distributors - 0.0%
Core & Main, Inc. (l)	10,800	528,552
Penhall Acquisition Co. (b)	428	0
		528,552
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(l)	16,755	0
Class A2 (b)(g)(l)	16,755	0
Class A3 (b)(g)(l)	16,755	0
Class A4 (b)(g)(l)	16,755	0
Class A5 (b)(g)(l)	16,755	0
Class A6 (b)(g)(l)	16,755	0
Class A7 (b)(g)(l)	16,755	0
Class A8 (b)(g)(l)	16,755	0
Class A9 (b)(g)(l)	16,755	0
		0
TOTAL INDUSTRIALS		15,014,510
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
Arista Networks, Inc. (l)	3,600	1,261,728
IT Services - 0.0%
Accenture PLC Class A	1,800	546,138
GTT Communications, Inc. (b)(l)	4,921	156,931
		703,069
Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV (depository receipt)	900	920,457
KLA Corp.	2,000	1,649,020
Lam Research Corp.	1,700	1,810,245
Marvell Technology, Inc.	9,500	664,050
Micron Technology, Inc.	5,200	683,956
NVIDIA Corp.	66,000	8,153,640
NXP Semiconductors NV	2,300	618,907
ON Semiconductor Corp. (l)	25,965	1,779,901
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,200	730,002
		17,010,178
Software - 0.6%
Adobe, Inc. (l)	3,000	1,666,620
Autodesk, Inc. (l)	2,300	569,135
Gen Digital, Inc.	21,100	527,078
Microsoft Corp.	6,500	2,905,175
Oracle Corp.	7,800	1,101,360
Palo Alto Networks, Inc. (l)	2,000	678,020
Salesforce, Inc.	5,300	1,362,630
UiPath, Inc. Class A (l)	31,400	398,152
		9,208,170
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies, Inc.	5,800	799,878
TOTAL INFORMATION TECHNOLOGY		28,983,023
MATERIALS - 0.3%
Chemicals - 0.1%
Olin Corp.	15,900	749,685
The Chemours Co. LLC	30,845	696,172
Westlake Corp.	2,200	318,604
		1,764,461
Construction Materials - 0.1%
Eagle Materials, Inc.	5,100	1,109,046
Martin Marietta Materials, Inc.	1,100	595,980
		1,705,026
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	34,200	896,382
Metals & Mining - 0.0%
Algoma Steel SCA (b)(l)	10,220	0
Elah Holdings, Inc. (l)	14	512
		512
TOTAL MATERIALS		4,366,381
UTILITIES - 0.4%
Electric Utilities - 0.2%
Constellation Energy Corp.	12,900	2,583,483
PG&E Corp.	53,066	926,532
Portland General Electric Co.	140	6,054
		3,516,069
Independent Power and Renewable Electricity Producers - 0.2%
PureWest Energy (b)(l)	901	203
Vistra Corp.	30,600	2,630,988
		2,631,191
TOTAL UTILITIES		6,147,260
TOTAL COMMON STOCKS (Cost $71,399,190)		97,558,854

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(l) (Cost $286,754)	8,042,141	80

Bank Loan Obligations - 3.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (e)(i)(n)	10,900	11,009
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (e)(i)(n)	413,134	335,328
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 7/31/25 (b)(i)(n)(o)	24,890	24,890
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 9/13/29 (e)(i)(n)	465,645	438,144
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (e)(i)(n)	269,972	251,074
		1,060,445
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4292% 8/24/26 (e)(i)(n)	158,509	147,889
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (e)(i)(n)	34,300	34,246
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 1/31/29 (e)(i)(n)	347,013	338,337
		520,472
TOTAL COMMUNICATION SERVICES		1,580,917
CONSUMER DISCRETIONARY - 0.8%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (e)(i)(n)	134,663	134,831
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2084% 3/5/28 (e)(i)(n)	139,284	139,067
Diversified Consumer Services - 0.2%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (e)(i)(n)	214,320	196,057
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (e)(i)(n)	820,909	695,720
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.109% 5/14/28 (e)(i)(n)	1,227,811	1,224,435
		2,116,212
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0939% 8/9/27 (e)(i)(n)	1,284,922	1,288,944
CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/18/28 (e)(i)(n)	690,036	690,899
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0808% 1/27/29 (e)(i)(n)	1,382,236	1,383,106
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0805% 4/16/29 (e)(i)(n)	108,350	108,273
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (e)(i)(n)	288,550	289,586
		3,760,808
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1775% 6/6/31 (e)(i)(n)	4,838,210	4,752,187
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (e)(i)(n)	105,000	105,637
		4,857,824
TOTAL CONSUMER DISCRETIONARY		11,008,742
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (e)(i)(n)	102,900	95,263
Food Products - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3439% 2/12/31 (e)(i)(n)	100,000	100,614
TOTAL CONSUMER STAPLES		195,877
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(n)	61,482	0
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (e)(i)(n)	2,160,952	2,129,446
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(i)(n)	283,417	0
term loan 0% (b)(d)(e)(n)	122,000	0
		2,129,446
TOTAL ENERGY		2,129,446
FINANCIALS - 0.3%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5939% 7/29/30 (e)(i)(n)	522,669	523,976
Insurance - 0.2%
Acrisure LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 2/15/27 (e)(i)(n)	863,256	861,978
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (e)(i)(n)	348,163	347,511
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8387% 11/6/30 (e)(i)(n)	513,769	514,869
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5746% 6/20/30 (e)(i)(n)	224,438	224,830
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0859% 3/8/32 (e)(i)(n)	1,175,000	1,196,056
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (e)(i)(n)	225,000	225,200
		3,370,444
TOTAL FINANCIALS		3,894,420
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0939% 10/23/28 (e)(i)(n)	1,060,155	1,061,575
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (e)(i)(n)	952,012	920,672
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (e)(i)(n)	322,575	323,078
		1,243,750
Health Care Technology - 0.2%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5939% 2/15/29 (e)(i)(n)	1,336,695	1,330,853
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 5/1/31 (e)(i)(n)	1,910,213	1,898,274
		3,229,127
TOTAL HEALTH CARE		5,534,452
INDUSTRIALS - 0.5%
Building Products - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (e)(i)(n)	1,024,100	1,014,228
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8439% 3/28/31 (e)(i)(n)	35,000	35,182
		1,049,410
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (e)(i)(n)	870,662	870,662
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (e)(i)(n)	294,263	295,313
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/31/28 (e)(i)(n)	69,825	70,087
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (e)(i)(n)	1,499,707	1,503,876
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0936% 6/21/28 (e)(i)(n)	136,150	136,179
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (e)(i)(n)	782,100	734,846
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1952% 12/16/26 (e)(i)(n)	266,511	267,398
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5939% 4/14/29 (e)(i)(n)	212,313	216,293
		4,094,654
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 3/17/30 (e)(i)(n)	77,452	77,646
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (e)(i)(n)	279,300	279,736
		357,382
Passenger Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (e)(i)(n)	88,001	89,991
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0936% 2/24/31 (e)(i)(n)	124,688	124,798
		214,789
Professional Services - 0.1%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (e)(i)(n)	1,122,152	906,138
TOTAL INDUSTRIALS		6,622,373
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/31/28 (e)(i)(n)	97,003	96,639
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (e)(i)(n)	60,938	60,912
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (e)(i)(n)	222,503	161,315
		222,227
Software - 1.2%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (e)(i)(n)	10,000	10,325
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (e)(i)(n)	550,000	553,718
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3439% 12/29/28 (e)(i)(n)	1,583,350	1,584,759
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (e)(i)(n)	855,346	847,862
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5792% 3/1/29 (e)(i)(n)	1,509,942	1,506,409
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5939% 5/3/28 (e)(i)(n)	893,250	891,758
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (i)(n)(o)	1,355,000	1,320,705
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (e)(i)(n)	311,200	310,898
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.072% 10/28/30 (e)(i)(n)	580,000	581,328
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3439% 8/31/28 (e)(i)(n)	3,725,385	3,726,801
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4584% 4/22/28 (e)(i)(n)	302,250	293,433
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/10/31 (e)(i)(n)	3,862,560	3,875,114
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4584% 9/1/25 (e)(i)(n)	489,660	424,711
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5808% 4/14/31 (e)(i)(n)	1,696,744	1,698,865
		17,626,686
TOTAL INFORMATION TECHNOLOGY		17,945,552
MATERIALS - 0.5%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8439% 11/15/30 (e)(i)(n)	563,588	547,525
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (e)(i)(n)	2,063,493	2,058,045
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(i)(n)	166,175	166,359
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5939% 9/22/28 (e)(i)(n)	702,323	704,458
		3,476,387
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1189% 4/13/29 (e)(i)(n)	3,451,252	3,456,636
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (e)(i)(n)	77,400	72,176
		3,528,812
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 8/19/30 (e)(i)(n)	79,401	79,778
TOTAL MATERIALS		7,084,977
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC:
Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (e)(i)(n)	24,093	24,326
Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (e)(i)(n)	15,846	15,998
		40,324
TOTAL BANK LOAN OBLIGATIONS (Cost $56,351,603)		56,037,080

Fixed-Income Funds - 5.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (p) (Cost $80,171,552)	809,013	79,259,027

Preferred Securities - 2.9%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(q)		800,000	762,233
Orange SA 5.375% (Reg. S) (e)(q)	EUR	700,000	784,170
			1,546,403
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(q)	EUR	2,200,000	2,194,570
7.875% (Reg. S) (e)(q)	EUR	300,000	383,654
			2,578,224
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (q)		710,000	728,170
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP:
6.625% (e)(q)		1,515,000	1,507,978
7.125% (e)(q)		2,460,000	2,459,114
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0308% (d)(e)(i)(q)		148,000	183,520
			4,150,612
FINANCIALS - 2.1%
Banks - 2.0%
Banco de Credito e Inversiones 8.75% (c)(e)(q)		290,000	314,968
Banco del Estado de Chile 7.95% (c)(e)(q)		260,000	271,690
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (c)(e)(i)(q)		560,000	580,631
Banco Mercantil del Norte SA:
6.75% (c)(e)(q)		545,000	541,142
7.625% (c)(e)(q)		610,000	606,948
Bank of America Corp.:
5.875% (e)(q)		5,125,000	5,185,271
6.25% (e)(q)		2,910,000	2,956,248
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (c)(e)		340,000	318,042
5.35% 11/12/29 (c)(e)		180,000	178,589
8.45% 6/29/38 (c)(e)		310,000	319,652
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 3.420% 9.007% (e)(i)(q)		270,000	272,425
5% (e)(q)		3,245,000	3,272,925
Citigroup, Inc. 4.7% (e)(q)		3,805,000	3,793,977
JPMorgan Chase & Co.:
4% (e)(q)		4,005,000	3,932,950
4.6% (e)(q)		2,025,000	2,035,419
5% (e)(q)		1,660,000	1,689,532
NBK Tier 1 Ltd. 3.625% (c)(e)(q)		230,000	215,564
Tinkoff Bank JSC 6% (b)(c)(d)(e)(q)		275,000	13,750
Wells Fargo & Co. 5.875% (e)(q)		2,600,000	2,593,962
			29,093,685
Capital Markets - 0.1%
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.4612% (e)(i)(q)		951,000	964,314
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(q)		2,217	143
TOTAL FINANCIALS			30,058,142
INDUSTRIALS - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(q)		600,000	613,963
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (c)(e)(q)		315,000	300,523
5.65% (c)(e)(q)		570,000	570,790
			871,313
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV:
5.125% (c)(e)(q)		845,000	825,660
9.125% (c)(e)(q)		475,000	508,927
			1,334,587
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (e)(q)	EUR	564,000	689,671
TOTAL PREFERRED SECURITIES (Cost $42,413,144)			42,571,085

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (r)	66,277,361	66,290,616
Fidelity Securities Lending Cash Central Fund 5.38% (r)(s)	2,511,449	2,511,700
TOTAL MONEY MARKET FUNDS (Cost $68,797,371)		68,802,316

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	6,800,000	280,984
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,400,000	72,938

TOTAL PUT OPTIONS			353,922
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	6,800,000	256,687
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	1,400,000	16,612

TOTAL CALL OPTIONS			273,299
TOTAL PURCHASED SWAPTIONS (Cost $651,560)			627,221

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,496,696,233)	1,452,213,874
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(10,418,644)
NET ASSETS - 100.0%	1,441,795,230

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
Ginnie Mae 2.5% 7/1/54	(1,400,000)	(1,177,385)
2% 7/1/54	(800,000)	(647,787)
2% 7/1/54	(250,000)	(202,434)
2% 7/1/54	(1,400,000)	(1,133,631)
2% 7/1/54	(100,000)	(80,974)

TOTAL GINNIE MAE		(3,242,211)

Uniform Mortgage Backed Securities
2% 7/1/54	(1,275,000)	(997,189)
2% 7/1/54	(800,000)	(625,688)
2% 7/1/54	(800,000)	(625,688)
2.5% 7/1/54	(2,625,000)	(2,143,887)
2.5% 7/1/54	(2,600,000)	(2,123,469)
5% 7/1/54	(1,300,000)	(1,256,379)
5% 8/1/54	(1,300,000)	(1,256,734)
5.5% 7/1/54	(7,000,000)	(6,904,023)
5.5% 8/1/54	(7,000,000)	(6,904,570)
Uniform Mortgage Backed Securities 2.5% 8/1/54	(2,600,000)	(2,125,398)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(24,963,025)

TOTAL TBA SALE COMMITMENTS (Proceeds $28,333,802)		(28,205,236)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	82	Sep 2024	11,558,592	141,855	141,855

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,020	Sep 2024	112,184,063	650,684	650,684
CBOT 2-Year U.S. Treasury Note Contracts (United States)	219	Sep 2024	44,723,906	72,814	72,814
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Sep 2024	852,625	5,552	5,552
CBOT Long Term U.S. Treasury Bond Contracts (United States)	34	Sep 2024	4,022,625	30,481	30,481
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Sep 2024	501,375	3,247	3,247

TOTAL TREASURY CONTRACTS					762,778

TOTAL PURCHASED					904,633

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	90	Sep 2024	11,112,284	99,539	99,539

TOTAL FUTURES CONTRACTS					1,004,172
The notional amount of futures purchased as a percentage of Net Assets is 12.1%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $194,482,380.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	103,690	EUR	96,750	State Street Bank and Trust Co	7/01/24	76
EUR	463,000	USD	496,982	HSBC Bank	7/19/24	(722)
USD	3,938,501	AUD	5,950,000	Bank of America, N.A.	7/19/24	(32,642)
USD	2,034,987	CAD	2,797,000	State Street Bank and Trust Co	7/19/24	(10,351)
USD	297,778	EUR	277,000	BNP Paribas S.A.	7/19/24	880
USD	316,452	EUR	295,000	Brown Brothers Harriman & Co	7/19/24	261
USD	636,699	EUR	595,000	Royal Bank of Canada	7/19/24	(1,043)
USD	98,847,174	EUR	92,443,000	State Street Bank and Trust Co	7/19/24	(236,507)
USD	7,635,306	GBP	6,001,000	Brown Brothers Harriman & Co	7/19/24	48,660

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(231,388)
Unrealized Appreciation						49,877
Unrealized Depreciation						(281,265)

For the period, the average contract value for forward foreign currency contracts was $116,626,384. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	47,000	87	0	87
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	30,654,000	99,776	0	99,776
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	32,000	199	0	199
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	7,851,000	71,963	0	71,963
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2034	1,090,000	(13,636)	0	(13,636)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	474,000	9,960	0	9,960
TOTAL INTEREST RATE SWAPS							168,349	0	168,349

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound sterling
NGN	-	Nigerian naira
RON	-	Romanian leu
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $427,578,539 or 29.7% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $559,005 or 0.0% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,591,501.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,048,737.
(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	340,856

New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948

Tricer Holdco SCA	10/16/09 - 12/30/17	286,754

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	45,433,517	182,144,013	161,287,077	1,075,874	2,324	(2,161)	66,290,616	0.1%
Fidelity Floating Rate Central Fund	74,970,126	5,744,389	1,000,000	3,644,380	(13,552)	(441,936)	79,259,027	5.3%
Fidelity Securities Lending Cash Central Fund 5.38%	-	19,542,539	17,030,839	202	-	-	2,511,700	0.0%
Total	120,403,643	207,430,941	179,317,916	4,720,456	(11,228)	(444,097)	148,061,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,800,070	6,785,555	-	14,515
Consumer Discretionary	13,607,131	11,364,438	2,032,182	210,511
Consumer Staples	2,036,765	1,991,856	-	44,909
Energy	6,114,942	4,386,058	-	1,728,884
Financials	13,996,561	13,996,403	-	158
Health Care	492,211	492,211	-	-
Industrials	15,014,590	15,014,510	-	80
Information Technology	28,983,023	28,826,092	-	156,931
Materials	4,366,381	4,366,381	-	-
Utilities	6,147,260	6,147,057	-	203

Corporate Bonds	506,544,141	-	505,224,402	1,319,739

U.S. Government and Government Agency Obligations	337,234,445	-	337,234,445	-

U.S. Government Agency - Mortgage Securities	46,630,558	-	46,630,558	-

Collateralized Mortgage Obligations	18,316,011	-	18,316,011	-

Commercial Mortgage Securities	46,960,385	-	46,960,385	-

Foreign Government and Government Agency Obligations	151,672,671	-	151,672,671	-

Bank Loan Obligations	56,037,080	-	56,012,190	24,890

Fixed-Income Funds	79,259,027	79,259,027	-	-

Preferred Securities	42,571,085	-	42,557,335	13,750

Money Market Funds	68,802,316	68,802,316	-	-

Purchased Swaptions	627,221	-	627,221	-
Total Investments in Securities:	1,452,213,874	241,431,904	1,207,267,400	3,514,570
Derivative Instruments: Assets
Futures Contracts	1,004,172	1,004,172	-	-
Forward Foreign Currency Contracts	49,877	-	49,877	-
Swaps	181,985	-	181,985	-
Total Assets	1,236,034	1,004,172	231,862	-
Liabilities
Forward Foreign Currency Contracts	(281,265)	-	(281,265)	-
Swaps	(13,636)	-	(13,636)	-
Total Liabilities	(294,901)	-	(294,901)	-
Total Derivative Instruments:	941,133	1,004,172	(63,039)	-
Other Financial Instruments:
TBA Sale Commitments	(28,205,236)	-	(28,205,236)	-
Total Other Financial Instruments:	(28,205,236)	-	(28,205,236)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	49,877	(281,265)
Total Foreign Exchange Risk	49,877	(281,265)
Interest Rate Risk
Futures Contracts (b)	1,004,172	0
Purchased Swaptions (c)	627,221	0
Swaps (d)	181,985	(13,636)
Total Interest Rate Risk	1,813,378	(13,636)
Total Value of Derivatives	1,863,255	(294,901)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,457,674) - See accompanying schedule:
Unaffiliated issuers (cost $1,347,727,310)	$1,304,152,531
Fidelity Central Funds (cost $148,968,923)	148,061,343

Total Investment in Securities (cost $1,496,696,233)		$1,452,213,874
Segregated cash with brokers for derivative instruments		221,738
Cash		2,631,038
Foreign currency held at value (cost $35,078)		34,999
Receivable for investments sold		442,849
Receivable for TBA sale commitments		28,333,802
Unrealized appreciation on forward foreign currency contracts		49,877
Receivable for fund shares sold		199,810
Dividends receivable		52,781
Interest receivable		16,739,653
Distributions receivable from Fidelity Central Funds		254,708
Receivable for daily variation margin on centrally cleared swaps		29,904
Total assets		1,501,205,033
Liabilities
Payable for investments purchased
Regular delivery	$7,144,860
Delayed delivery	19,496,284
TBA sale commitments, at value	28,205,236
Unrealized depreciation on forward foreign currency contracts	281,265
Payable for fund shares redeemed	454,215
Accrued management fee	775,404
Distribution and service plan fees payable	123,213
Payable for daily variation margin on futures contracts	344,103
Other payables and accrued expenses	73,523
Collateral on securities loaned	2,511,700
Total liabilities		59,409,803
Net Assets		$1,441,795,230
Net Assets consist of:
Paid in capital		$1,513,277,328
Total accumulated earnings (loss)		(71,482,098)
Net Assets		$1,441,795,230

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($76,851,772 ÷ 7,154,261 shares)		$10.74
Service Class :
Net Asset Value, offering price and redemption price per share ($1,436,220 ÷ 133,981 shares)		$10.72
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($590,836,330 ÷ 55,778,521 shares)		$10.59
Investor Class :
Net Asset Value, offering price and redemption price per share ($772,670,908 ÷ 72,249,790 shares)		$10.69
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$2,584,608
Interest		31,704,793
Income from Fidelity Central Funds (including $202 from security lending)		4,720,456
Total income		39,009,857
Expenses
Management fee	$4,345,897
Transfer agent fees	201,758
Distribution and service plan fees	716,123
Accounting fees	79,461
Custodian fees and expenses	21,125
Independent trustees' fees and expenses	1,897
Registration fees	63
Audit	60,821
Legal	24,818
Miscellaneous	37,412
Total expenses before reductions	5,489,375
Expense reductions	(65,375)
Total expenses after reductions		5,424,000
Net Investment income (loss)		33,585,857
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(523,923)
Fidelity Central Funds	(11,228)
Forward foreign currency contracts	2,874,385
Foreign currency transactions	(22,655)
Futures contracts	(1,765,984)
Swaps	521,149
Total net realized gain (loss)		1,071,744
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	740,389
Fidelity Central Funds	(444,097)
Forward foreign currency contracts	1,095,641
Assets and liabilities in foreign currencies	(63,247)
Futures contracts	(2,928,176)
Swaps	830,770
TBA Sale commitments	528,334
Total change in net unrealized appreciation (depreciation)		(240,386)
Net gain (loss)		831,358
Net increase (decrease) in net assets resulting from operations		$34,417,215
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,585,857	$61,894,301
Net realized gain (loss)	1,071,744	(41,475,449)
Change in net unrealized appreciation (depreciation)	(240,386)	102,411,161
Net increase (decrease) in net assets resulting from operations	34,417,215	122,830,013
Distributions to shareholders	(542,606)	(60,369,827)

Share transactions - net increase (decrease)	(9,553,470)	(22,362,620)
Total increase (decrease) in net assets	24,321,139	40,097,566

Net Assets
Beginning of period	1,417,474,091	1,377,376,525
End of period	$1,441,795,230	$1,417,474,091

Financial Highlights
VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$10.02	$11.74	$11.81	$11.45	$10.75
Income from Investment Operations
Net investment income (loss) A,B	.256	.475	.377	.327	.380	.421
Net realized and unrealized gain (loss)	.008	.460	(1.690)	.113	.477	.749
Total from investment operations	.264	.935	(1.313)	.440	.857	1.170
Distributions from net investment income	(.004)	(.475)	(.380)	(.320)	(.385)	(.385)
Distributions from net realized gain	-	-	(.011)	(.190)	(.112)	(.085)
Distributions from tax return of capital	-	-	(.016)	-	-	-
Total distributions	(.004)	(.475)	(.407)	(.510)	(.497)	(.470)
Net asset value, end of period	$10.74	$10.48	$10.02	$11.74	$11.81	$11.45
Total Return C,D,E	2.52%	9.41%	(11.26)%	3.74%	7.52%	10.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66% H	.67%	.67%	.66%	.67%	.67%
Expenses net of fee waivers, if any	.65 % H	.67%	.66%	.66%	.67%	.67%
Expenses net of all reductions	.65% H	.66%	.66%	.66%	.66%	.66%
Net investment income (loss)	4.87% H	4.59%	3.52%	2.72%	3.32%	3.67%
Supplemental Data
Net assets, end of period (000 omitted)	$76,852	$76,209	$71,244	$84,605	$79,320	$83,769
Portfolio turnover rate I	87 % H	78%	75%	103%	116%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.00	$11.73	$11.81	$11.42	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.250	.464	.356	.315	.371	.409
Net realized and unrealized gain (loss)	.004	.470	(1.682)	.105	.489	.750
Total from investment operations	.254	.934	(1.326)	.420	.860	1.159
Distributions from net investment income	(.004)	(.464)	(.377)	(.310)	(.358)	(.374)
Distributions from net realized gain	-	-	(.011)	(.190)	(.112)	(.085)
Distributions from tax return of capital	-	-	(.016)	-	-	-
Total distributions	(.004)	(.464)	(.404)	(.500)	(.470)	(.459)
Net asset value, end of period	$10.72	$10.47	$10.00	$11.73	$11.81	$11.42
Total Return C,D,E	2.43%	9.42%	(11.38)%	3.57%	7.56%	10.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.77%	.77%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76 % H	.77%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.75% H	.76%	.76%	.76%	.77%	.76%
Net investment income (loss)	4.76% H	4.49%	3.42%	2.62%	3.21%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,436	$1,356	$1,446	$502	$426	$1,945
Portfolio turnover rate I	87 % H	78%	75%	103%	116%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$9.90	$11.61	$11.69	$11.34	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.239	.443	.346	.293	.348	.389
Net realized and unrealized gain (loss)	.005	.458	(1.675)	.108	.471	.745
Total from investment operations	.244	.901	(1.329)	.401	.819	1.134
Distributions from net investment income	(.004)	(.451)	(.355)	(.292)	(.357)	(.359)
Distributions from net realized gain	-	-	(.011)	(.189)	(.112)	(.085)
Distributions from tax return of capital	-	-	(.015)	-	-	-
Total distributions	(.004)	(.451)	(.381)	(.481)	(.469)	(.444)
Net asset value, end of period	$10.59	$10.35	$9.90	$11.61	$11.69	$11.34
Total Return C,D,E	2.36%	9.18%	(11.52)%	3.44%	7.25%	10.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91% H	.92%	.92%	.91%	.92%	.92%
Expenses net of fee waivers, if any	.90 % H	.92%	.91%	.91%	.92%	.92%
Expenses net of all reductions	.90% H	.91%	.91%	.91%	.91%	.91%
Net investment income (loss)	4.61% H	4.34%	3.27%	2.47%	3.07%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$590,836	$562,099	$507,410	$619,208	$534,029	$502,859
Portfolio turnover rate I	87 % H	78%	75%	103%	116%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$9.98	$11.70	$11.77	$11.41	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.253	.470	.372	.322	.375	.416
Net realized and unrealized gain (loss)	.001	.462	(1.689)	.114	.478	.750
Total from investment operations	.254	.932	(1.317)	.436	.853	1.166
Distributions from net investment income	(.004)	(.472)	(.376)	(.316)	(.381)	(.381)
Distributions from net realized gain	-	-	(.011)	(.190)	(.112)	(.085)
Distributions from tax return of capital	-	-	(.016)	-	-	-
Total distributions	(.004)	(.472)	(.403)	(.506)	(.493)	(.466)
Net asset value, end of period	$10.69	$10.44	$9.98	$11.70	$11.77	$11.41
Total Return C,D,E	2.43%	9.42%	(11.33)%	3.72%	7.51%	10.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69% H	.70%	.70%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.68 % H	.70%	.70%	.69%	.70%	.70%
Expenses net of all reductions	.68% H	.70%	.70%	.69%	.70%	.70%
Net investment income (loss)	4.83% H	4.56%	3.49%	2.69%	3.28%	3.63%
Supplemental Data
Net assets, end of period (000 omitted)	$772,671	$777,810	$797,276	$986,699	$944,625	$969,943
Portfolio turnover rate I	87 % H	78%	75%	103%	116%	144%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, partnerships, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$56,117,880
Gross unrealized depreciation	(91,889,443)
Net unrealized appreciation (depreciation)	$(35,771,563)
Tax cost	$1,489,055,136

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(31,754,523)
Long-term	(30,283,601)
Total capital loss carryforward	$(62,038,124)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
VIP Strategic Income Portfolio
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,874,385	1,095,641
Total Foreign Exchange Risk	2,874,385	1,095,641
Interest Rate Risk
Futures Contracts	(1,765,984)	(2,928,176)
Purchased Options	-	(37,405)
Swaps	521,149	830,770
Total Interest Rate Risk	(1,244,835)	(2,134,811)
Totals	1,629,550	(1,039,170)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	398,206,995	418,076,325
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Effective March 1, 2024, the Fund's sub-advisory agreement with FIL Investment Advisors (FIA) was amended to provide that the investment adviser pays FIA monthly fees at an annual rate of 0.30% with respect to the average daily net assets of the Fund managed by FIA. FIA in turn pays FIA(UK).

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$692
Service Class 2	715,431
$716,123
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period, January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	8,550.0680
Service Class	151.0680
Service Class 2	63,152.0680
Investor Class	129,905.1020
	201,758

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period, January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Strategic Income Portfolio	.0341

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Strategic Income Portfolio	192

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
VIP Strategic Income Portfolio	1,829,208	1,257,456	149,211
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
VIP Strategic Income Portfolio	1,308
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Strategic Income Portfolio	23	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $25,470.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $39,905.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$28,976	$3,335,055
Service Class	516	57,420
Service Class 2	218,402	23,409,961
Investor Class	294,712	33,567,391
Total	$542,606	$60,369,827
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Strategic Income Portfolio
Initial Class
Shares sold	412,172	1,126,735	$4,348,538	$11,661,824
Reinvestment of distributions	2,773	323,478	28,976	3,335,055
Shares redeemed	(529,747)	(1,291,573)	(5,592,560)	(13,368,273)
Net increase (decrease)	(114,802)	158,640	$(1,215,046)	$1,628,606
Service Class
Shares sold	14,178	22,215	$149,546	$228,491
Reinvestment of distributions	41	4,609	430	47,426
Shares redeemed	(9,760)	(41,831)	(102,743)	(428,837)
Net increase (decrease)	4,459	(15,007)	$47,233	$(152,920)
Service Class 2
Shares sold	4,469,616	6,808,643	$46,585,507	$69,518,676
Reinvestment of distributions	21,184	2,299,603	218,402	23,409,961
Shares redeemed	(3,015,963)	(6,054,876)	(31,433,215)	(61,741,063)
Net increase (decrease)	1,474,837	3,053,370	$15,370,694	$31,187,574
Investor Class
Shares sold	1,286,342	2,067,578	$13,542,520	$21,381,691
Reinvestment of distributions	28,338	3,271,676	294,712	33,567,391
Shares redeemed	(3,573,848)	(10,723,998)	(37,593,583)	(109,974,962)
Net increase (decrease)	(2,259,168)	(5,384,744)	$(23,756,351)	$(55,025,880)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Strategic Income Portfolio	56%	2	23%
13. Credit Risk.
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Strategic Income Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and FIL Investment Advisors (FIL). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board further noted that the agreement with FIL was amended to provide that FMR will compensate FIL at a flat fee rate of 0.30% of the net assets sub-advised by it. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.803539.120
VIPSI-SANN-0824
Fidelity® Variable Insurance Products:

VIP Bond Index Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Bond Index Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds - 27.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	177,607
2.25% 2/1/32	50,000	40,560
2.75% 6/1/31	300,000	256,888
3.3% 2/1/52	50,000	33,202
3.5% 6/1/41	1,000,000	764,001
3.5% 9/15/53	347,000	235,557
3.55% 9/15/55	340,000	229,225
3.65% 6/1/51	280,000	197,773
3.65% 9/15/59	257,000	172,350
3.8% 2/15/27	43,000	41,544
4.1% 2/15/28	143,000	138,017
4.65% 6/1/44	40,000	34,181
Bell Canada:
5.1% 5/11/33	100,000	98,069
5.55% 2/15/54	20,000	19,384
Orange SA 9% 3/1/31 (b)	180,000	214,697
Sprint Capital Corp. 8.75% 3/15/32	120,000	144,337
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,604
5.213% 3/8/47	250,000	220,812
TELUS Corp. 3.4% 5/13/32	130,000	112,905
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	220,330
2.1% 3/22/28	540,000	485,639
2.355% 3/15/32	9,000	7,357
2.65% 11/20/40	60,000	41,327
2.987% 10/30/56	227,000	138,974
3.55% 3/22/51	500,000	359,819
3.875% 2/8/29	210,000	199,594
4% 3/22/50	114,000	88,796
4.016% 12/3/29	100,000	94,514
4.125% 8/15/46	54,000	43,651
4.272% 1/15/36	276,000	250,041
4.329% 9/21/28	643,000	625,219
5.012% 8/21/54	38,000	34,630
7.75% 12/1/30	60,000	68,291
		5,934,895
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	43,457
2.65% 1/13/31	200,000	174,566
2.75% 9/1/49	100,000	63,522
3.35% 3/24/25	400,000	394,036
3.5% 5/13/40	30,000	23,935
3.6% 1/13/51	30,000	22,360
3.7% 9/15/24	300,000	298,745
3.8% 3/22/30	110,000	104,186
3.8% 5/13/60	30,000	22,228
4.7% 3/23/50	100,000	90,347
		1,237,382
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	163,342
1.9% 8/15/40	264,000	171,943
2.05% 8/15/50	170,000	96,665
Meta Platforms, Inc.:
3.5% 8/15/27	60,000	57,604
3.85% 8/15/32	60,000	55,779
4.45% 8/15/52	150,000	129,310
4.6% 5/15/28	70,000	69,708
4.95% 5/15/33	100,000	100,501
5.6% 5/15/53	60,000	61,240
		906,092
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	50,000	42,734
3.7% 4/1/51	80,000	48,647
3.75% 2/15/28	100,000	92,941
3.95% 6/30/62	110,000	65,169
4.2% 3/15/28	48,000	45,362
4.8% 3/1/50	100,000	73,359
5.125% 7/1/49	60,000	46,056
5.375% 4/1/38	42,000	36,570
5.375% 5/1/47	190,000	151,792
6.15% 11/10/26	150,000	151,450
6.384% 10/23/35	621,000	605,475
Comcast Corp.:
2.35% 1/15/27	260,000	243,419
2.45% 8/15/52	135,000	75,996
2.65% 2/1/30	80,000	70,833
2.8% 1/15/51	180,000	111,197
2.887% 11/1/51	179,000	111,677
2.937% 11/1/56	385,000	232,238
2.987% 11/1/63	305,000	178,997
3.4% 4/1/30	87,000	79,979
3.55% 5/1/28	76,000	72,196
3.75% 4/1/40	31,000	25,217
3.9% 3/1/38	50,000	42,377
4.049% 11/1/52	146,000	113,070
4.55% 1/15/29	110,000	108,262
5.35% 5/15/53	110,000	105,447
5.5% 5/15/64	20,000	19,243
Discovery Communications LLC:
3.625% 5/15/30	220,000	193,588
5.2% 9/20/47	18,000	13,982
Fox Corp.:
4.709% 1/25/29	34,000	33,394
5.476% 1/25/39	189,000	180,191
5.576% 1/25/49	23,000	21,117
Paramount Global:
4.2% 6/1/29	210,000	187,002
4.95% 1/15/31	190,000	167,160
5.85% 9/1/43	363,000	285,463
Time Warner Cable LLC 5.5% 9/1/41	351,000	292,308
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	92,591
3% 2/13/26	210,000	202,443
3% 7/30/46	100,000	68,010
Warnermedia Holdings, Inc.:
3.755% 3/15/27	100,000	94,942
4.279% 3/15/32	189,000	164,964
5.05% 3/15/42	100,000	81,341
5.141% 3/15/52	175,000	136,256
5.391% 3/15/62	160,000	124,876
		5,289,331
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	186,326
Rogers Communications, Inc.:
3.8% 3/15/32	130,000	116,155
4.55% 3/15/52	160,000	130,621
5% 3/15/44	20,000	17,875
7.5% 8/15/38	50,000	58,165
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	378,522
3.5% 4/15/25	410,000	403,094
3.6% 11/15/60	210,000	141,946
3.75% 4/15/27	80,000	76,893
3.875% 4/15/30	80,000	74,786
4.375% 4/15/40	74,000	64,125
4.5% 4/15/50	80,000	66,813
4.8% 7/15/28	125,000	123,302
5.05% 7/15/33	125,000	122,289
5.2% 1/15/33	55,000	54,414
5.65% 1/15/53	55,000	54,185
Vodafone Group PLC:
4.375% 5/30/28	97,000	94,953
5.25% 5/30/48	170,000	156,620
6.15% 2/27/37	392,000	416,363
		2,737,447
TOTAL COMMUNICATION SERVICES		16,105,147
CONSUMER DISCRETIONARY - 1.6%
Automobile Components - 0.0%
Lear Corp. 5.25% 5/15/49	50,000	44,201
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	220,000	208,772
1.2% 7/8/25	330,000	316,149
4.9% 1/10/34	70,000	67,930
5.125% 7/7/28	60,000	60,273
Ford Motor Co.:
3.25% 2/12/32	30,000	24,793
4.75% 1/15/43	30,000	24,260
5.291% 12/8/46	110,000	96,240
6.1% 8/19/32	230,000	229,672
General Motors Co.:
5.4% 10/15/29	100,000	99,488
5.4% 4/1/48	40,000	35,789
5.95% 4/1/49	220,000	213,520
6.125% 10/1/25	455,000	457,368
6.75% 4/1/46	69,000	72,053
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	83,092
5.6% 6/18/31	80,000	79,401
5.65% 1/17/29	250,000	251,169
6.4% 1/9/33	100,000	103,785
Honda Motor Co. Ltd. 2.271% 3/10/25	310,000	303,168
		2,726,922
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	198,127
3.15% 2/9/51	245,000	155,698
Amazon.com, Inc.:
0.8% 6/3/25	110,000	105,579
1% 5/12/26	6,000	5,582
2.1% 5/12/31	105,000	88,459
2.5% 6/3/50	110,000	67,268
2.7% 6/3/60	160,000	94,144
3.1% 5/12/51	105,000	72,152
3.15% 8/22/27	460,000	436,786
3.875% 8/22/37	440,000	388,547
4.05% 8/22/47	280,000	233,112
eBay, Inc.:
4% 7/15/42	40,000	32,006
5.95% 11/22/27	170,000	175,122
		2,052,582
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	130,000	100,646
Duke University 2.832% 10/1/55	30,000	19,432
George Washington University 4.126% 9/15/48	100,000	84,697
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	175,698
Northwestern University 3.662% 12/1/57	100,000	74,572
Trane Technologies Global Holding Co. Ltd. 3.75% 8/21/28	210,000	200,184
University of Chicago 3% 10/1/52	100,000	69,585
University of Southern California 2.945% 10/1/51	240,000	160,507
		885,321
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.:
3.8% 2/15/28	50,000	47,588
5% 2/15/26	160,000	158,781
Marriott International, Inc.:
3.125% 6/15/26	390,000	374,206
4.875% 5/15/29	300,000	296,184
McDonald's Corp.:
2.125% 3/1/30	400,000	343,336
2.625% 9/1/29	150,000	134,465
3.3% 7/1/25	32,000	31,330
3.5% 7/1/27	91,000	87,207
3.6% 7/1/30	340,000	314,842
3.625% 5/1/43	20,000	15,300
3.8% 4/1/28	84,000	80,659
4.2% 4/1/50	40,000	31,885
4.7% 12/9/35	109,000	103,519
Starbucks Corp.:
2.55% 11/15/30	597,000	515,232
4.5% 11/15/48	50,000	41,747
		2,576,281
Household Durables - 0.0%
Toll Brothers Finance Corp. 4.35% 2/15/28	60,000	57,947
Whirlpool Corp.:
4.75% 2/26/29	160,000	157,385
5.5% 3/1/33	20,000	19,719
		235,051
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	190,000	181,337
3.9% 11/19/29	30,000	27,669
		209,006
Specialty Retail - 0.5%
AutoNation, Inc. 1.95% 8/1/28	100,000	86,710
AutoZone, Inc.:
3.625% 4/15/25	62,000	61,053
4% 4/15/30	150,000	141,047
4.75% 2/1/33	40,000	38,194
5.1% 7/15/29	10,000	9,959
5.4% 7/15/34	10,000	9,890
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	205,605
3.65% 4/5/29	80,000	75,255
4.05% 5/3/47	53,000	40,948
5% 4/15/33	470,000	462,764
5.75% 7/1/53	30,000	29,545
5.85% 4/1/63	40,000	38,990
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	247,691
The Home Depot, Inc.:
2.7% 4/15/30	146,000	130,068
2.8% 9/14/27	84,000	78,664
2.95% 6/15/29	686,000	628,394
3.125% 12/15/49	20,000	13,647
3.35% 4/15/50	100,000	71,023
3.5% 9/15/56	50,000	35,442
3.9% 6/15/47	29,000	22,874
4.25% 4/1/46	104,000	87,467
4.5% 12/6/48	90,000	77,950
4.95% 6/25/34	200,000	197,915
5.3% 6/25/54	150,000	146,453
5.875% 12/16/36	110,000	116,550
TJX Companies, Inc. 3.875% 4/15/30	687,000	651,126
		3,705,224
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	37,181
2.85% 3/27/30	570,000	513,201
3.375% 3/27/50	40,000	28,821
Tapestry, Inc. 7.85% 11/27/33	110,000	115,859
		695,062
TOTAL CONSUMER DISCRETIONARY		13,129,650
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
4.5% 6/1/50	100,000	89,362
4.6% 4/15/48	78,000	68,985
4.6% 6/1/60	50,000	43,677
4.95% 1/15/42	461,000	432,629
5.45% 1/23/39	270,000	273,712
5.55% 1/23/49	130,000	130,972
5.8% 1/23/59 (Reg. S)	190,000	197,701
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	59,741
3.75% 5/1/50	90,000	66,370
5.25% 11/15/48	50,000	46,527
Diageo Capital PLC:
1.375% 9/29/25	200,000	190,380
2% 4/29/30	200,000	170,475
Keurig Dr. Pepper, Inc.:
2.55% 9/15/26	50,000	47,154
3.8% 5/1/50	190,000	141,399
5.085% 5/25/48	20,000	18,425
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	73,524
PepsiCo Singapore Financing I Pte. Ltd. 4.7% 2/16/34	50,000	48,751
PepsiCo, Inc.:
1.4% 2/25/31	440,000	353,651
1.625% 5/1/30	267,000	223,454
2.75% 10/21/51	90,000	57,142
4% 5/2/47	116,000	94,337
The Coca-Cola Co.:
1.45% 6/1/27	30,000	27,402
1.65% 6/1/30	30,000	25,167
2.5% 6/1/40	30,000	21,058
2.6% 6/1/50	30,000	18,631
2.75% 6/1/60	30,000	18,205
2.875% 5/5/41	150,000	110,154
3.45% 3/25/30	186,000	173,945
4.2% 3/25/50	150,000	128,051
5% 5/13/34	50,000	50,166
		3,401,147
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	358,790
Dollar General Corp.:
3.5% 4/3/30	40,000	36,536
5% 11/1/32	110,000	107,186
5.45% 7/5/33	40,000	39,768
Dollar Tree, Inc. 4% 5/15/25	248,000	244,384
Kroger Co.:
1.7% 1/15/31	400,000	321,986
2.65% 10/15/26	230,000	217,317
3.7% 8/1/27	100,000	96,161
5.4% 1/15/49	28,000	26,492
Sysco Corp.:
3.3% 2/15/50	50,000	34,208
4.45% 3/15/48	52,000	43,210
6.6% 4/1/50	220,000	244,859
Target Corp.:
2.25% 4/15/25	508,000	495,641
2.65% 9/15/30	77,000	68,236
2.95% 1/15/52	100,000	64,402
3.9% 11/15/47	40,000	31,601
4% 7/1/42	15,000	12,627
Walmart, Inc.:
1.8% 9/22/31	80,000	65,915
3.05% 7/8/26	10,000	9,664
3.625% 12/15/47	20,000	15,493
3.7% 6/26/28	170,000	164,885
3.9% 4/15/28	250,000	243,578
3.95% 6/28/38	150,000	134,479
4.05% 6/29/48	80,000	66,435
4.1% 4/15/33	350,000	333,456
4.5% 4/15/53	70,000	61,958
		3,539,267
Food Products - 0.4%
Archer Daniels Midland Co.:
2.5% 8/11/26	450,000	426,435
4.5% 8/15/33	100,000	94,993
Campbell Soup Co.:
4.15% 3/15/28	80,000	77,476
4.8% 3/15/48	60,000	52,395
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	186,734
5.3% 11/1/38	13,000	12,235
5.4% 11/1/48	60,000	55,257
General Mills, Inc.:
2.875% 4/15/30	40,000	35,480
3% 2/1/51	80,000	50,921
4.2% 4/17/28	89,000	86,204
Kellanova:
3.25% 4/1/26	200,000	192,901
4.5% 4/1/46	32,000	26,645
Kraft Heinz Foods Co.:
3.75% 4/1/30	220,000	205,393
4.375% 6/1/46	140,000	113,859
4.625% 10/1/39	100,000	88,580
5% 7/15/35	150,000	145,519
McCormick & Co., Inc. 2.5% 4/15/30	110,000	95,329
Mondelez International, Inc. 4.125% 5/7/28	270,000	262,202
Pilgrim's Pride Corp. 3.5% 3/1/32	100,000	85,044
The J.M. Smucker Co. 6.2% 11/15/33	270,000	283,555
Tyson Foods, Inc.:
4% 3/1/26	170,000	165,959
4.875% 8/15/34	70,000	65,921
5.1% 9/28/48	50,000	43,607
Unilever Capital Corp.:
1.375% 9/14/30	135,000	110,005
2% 7/28/26	280,000	263,138
		3,225,787
Household Products - 0.2%
Colgate-Palmolive Co. 3.1% 8/15/27	430,000	409,377
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	97,543
3.05% 8/15/25	490,000	478,672
3.1% 3/26/30	22,000	20,121
6.625% 8/1/37	40,000	45,492
Procter & Gamble Co.:
3% 3/25/30	105,000	96,612
3.55% 3/25/40	160,000	133,658
		1,281,475
Personal Care Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	200,000	164,421
4.375% 6/15/45	70,000	59,268
Kenvue, Inc.:
4.9% 3/22/33	65,000	64,285
5.05% 3/22/28	65,000	65,355
5.05% 3/22/53	65,000	61,311
5.2% 3/22/63	20,000	18,879
		433,519
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	103,673
3.4% 5/6/30	300,000	271,424
3.875% 9/16/46	38,000	27,369
4.45% 5/6/50	80,000	61,435
4.8% 2/14/29	120,000	118,022
5.8% 2/14/39	100,000	100,056
5.95% 2/14/49	30,000	29,415
6.2% 11/1/28	70,000	72,587
BAT Capital Corp.:
3.557% 8/15/27	130,000	123,482
4.39% 8/15/37	521,000	439,631
4.54% 8/15/47	213,000	164,007
6.343% 8/2/30	40,000	41,701
Philip Morris International, Inc.:
3.125% 3/2/28	54,000	50,393
4.375% 11/15/41	265,000	222,885
4.875% 2/15/28	30,000	29,738
5.125% 2/15/30	190,000	189,317
5.375% 2/15/33	100,000	99,292
6.375% 5/16/38	100,000	107,420
		2,251,847
TOTAL CONSUMER STAPLES		14,133,042
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	137,542
Halliburton Co. 4.5% 11/15/41	100,000	86,407
NOV, Inc. 3.6% 12/1/29	110,000	101,178
		325,127
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp. 5.25% 2/1/42	100,000	85,922
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	536,669
4.95% 6/1/47	19,000	16,487
Cenovus Energy, Inc. 5.4% 6/15/47	74,000	68,110
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	70,000	64,680
Cheniere Energy Partners LP 4.5% 10/1/29	150,000	142,896
Chevron Corp.:
1.554% 5/11/25	80,000	77,446
1.995% 5/11/27	80,000	73,917
2.236% 5/11/30	80,000	69,246
2.978% 5/11/40	80,000	60,110
3.078% 5/11/50	80,000	54,605
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	53,368
4.95% 8/15/47	30,000	28,323
Columbia Pipeline Group, Inc. 5.8% 6/1/45	20,000	19,510
ConocoPhillips Co.:
5.7% 9/15/63	50,000	49,679
5.95% 3/15/46	86,000	89,427
6.5% 2/1/39	260,000	285,795
Continental Resources, Inc. 4.9% 6/1/44	30,000	24,522
Devon Energy Corp. 5% 6/15/45	100,000	85,242
Diamondback Energy, Inc. 4.25% 3/15/52	120,000	92,972
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	60,000	42,388
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	76,180
Enbridge, Inc.:
2.5% 8/1/33	100,000	79,360
5.5% 12/1/46	60,000	57,451
5.625% 4/5/34	140,000	139,770
5.7% 3/8/33	220,000	221,730
8.5% 1/15/84 (b)	40,000	43,121
Energy Transfer LP:
5% 5/15/50	160,000	135,811
5.8% 6/15/38	70,000	68,517
6% 6/15/48	356,000	343,033
6.25% 4/15/49	50,000	49,739
6.55% 12/1/33	170,000	180,162
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	64,106
3.95% 2/15/27	85,000	82,579
4.2% 1/31/50	418,000	335,174
4.25% 2/15/48	105,000	85,825
5.25% 8/16/77 (b)	100,000	95,632
5.35% 1/31/33	100,000	100,839
7.55% 4/15/38	20,000	23,633
EOG Resources, Inc. 4.375% 4/15/30	510,000	497,675
EQT Corp. 7% 2/1/30	90,000	95,510
Equinor ASA:
3.125% 4/6/30	357,000	325,567
3.25% 11/18/49	160,000	111,943
3.625% 9/10/28	120,000	114,592
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	238,157
4.227% 3/19/40	421,000	370,016
Hess Corp.:
4.3% 4/1/27	150,000	146,256
7.125% 3/15/33	130,000	145,919
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	87,556
5% 3/1/43	215,000	187,917
Kinder Morgan, Inc.:
4.3% 3/1/28	112,000	108,734
5.2% 6/1/33	250,000	242,582
5.2% 3/1/48	30,000	26,599
7.75% 1/15/32	110,000	124,143
Marathon Oil Corp.:
4.4% 7/15/27	240,000	234,658
5.7% 4/1/34	50,000	50,906
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	17,905
5.125% 12/15/26	410,000	408,456
MPLX LP:
4.7% 4/15/48	28,000	23,031
4.8% 2/15/29	30,000	29,406
5.5% 2/15/49	310,000	285,962
Occidental Petroleum Corp. 6.6% 3/15/46	220,000	229,511
ONEOK, Inc.:
3.95% 3/1/50	75,000	54,417
4.45% 9/1/49	40,000	31,444
4.55% 7/15/28	59,000	57,539
5% 3/1/26	72,000	71,398
5.65% 11/1/28	50,000	50,751
6.05% 9/1/33	130,000	133,846
6.1% 11/15/32	220,000	227,376
6.625% 9/1/53	100,000	106,714
Ovintiv, Inc.:
6.5% 2/1/38	50,000	51,412
6.625% 8/15/37	50,000	52,052
Phillips 66 Co.:
2.15% 12/15/30	70,000	58,471
3.15% 12/15/29	170,000	153,825
3.3% 3/15/52	140,000	91,530
3.9% 3/15/28	94,000	90,075
5.65% 6/15/54	30,000	28,816
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	215,706
1.9% 8/15/30	19,000	15,919
Plains All American Pipeline LP/PAA Finance Corp. 5.15% 6/1/42	100,000	88,579
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	815,432
Schlumberger Investment SA 4.85% 5/15/33	60,000	58,772
Shell International Finance BV:
3.125% 11/7/49	100,000	67,849
3.25% 4/6/50	100,000	69,423
3.75% 9/12/46	70,000	54,092
4.375% 5/11/45	293,000	249,765
Spectra Energy Partners LP 3.375% 10/15/26	158,000	151,262
Suncor Energy, Inc. 4% 11/15/47	179,000	134,839
Targa Resources Corp. 6.125% 3/15/33	250,000	256,746
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	230,000	228,588
The Williams Companies, Inc.:
2.6% 3/15/31	160,000	135,153
3.75% 6/15/27	35,000	33,593
4.85% 3/1/48	83,000	71,786
5.4% 3/2/26	120,000	119,884
5.65% 3/15/33	60,000	60,547
TotalEnergies Capital International SA 3.127% 5/29/50	220,000	148,339
TotalEnergies Capital SA:
5.15% 4/5/34	40,000	40,015
5.488% 4/5/54	40,000	39,446
5.638% 4/5/64	30,000	29,706
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	179,268
7.625% 1/15/39	231,000	269,447
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	59,553
3.95% 5/15/50	180,000	136,336
Valero Energy Corp.:
2.85% 4/15/25	190,000	185,739
3.65% 12/1/51	100,000	68,987
4.35% 6/1/28	20,000	19,354
6.625% 6/15/37	30,000	31,979
Western Midstream Operating LP:
5.25% 2/1/50	20,000	17,530
5.3% 3/1/48	100,000	86,342
		13,706,619
TOTAL ENERGY		14,031,746
FINANCIALS - 9.7%
Banks - 5.4%
Banco Santander SA:
1.849% 3/25/26	200,000	187,464
2.749% 12/3/30	200,000	166,417
2.958% 3/25/31	200,000	170,930
5.538% 3/14/30 (b)	400,000	396,999
6.607% 11/7/28	200,000	210,057
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	800,000	795,199
0.981% 9/25/25 (b)	600,000	593,277
1.197% 10/24/26 (b)	924,000	871,663
2.482% 9/21/36 (b)	90,000	71,736
2.651% 3/11/32 (b)	180,000	152,307
2.676% 6/19/41 (b)	200,000	139,737
2.687% 4/22/32 (b)	356,000	300,863
2.972% 2/4/33 (b)	90,000	76,165
3.419% 12/20/28 (b)	220,000	206,871
3.946% 1/23/49 (b)	23,000	18,104
3.97% 3/5/29 (b)	125,000	119,518
3.974% 2/7/30 (b)	60,000	56,821
4% 1/22/25	370,000	366,479
4.083% 3/20/51 (b)	220,000	175,702
4.271% 7/23/29 (b)	80,000	77,081
4.33% 3/15/50 (b)	60,000	50,088
5% 1/21/44	400,000	376,302
5.288% 4/25/34 (b)	500,000	494,752
5.872% 9/15/34 (b)	260,000	267,461
6.204% 11/10/28 (b)	500,000	514,914
Bank of Montreal:
3.088% 1/10/37 (b)	110,000	90,015
5.266% 12/11/26	300,000	299,544
5.717% 9/25/28	70,000	71,416
Bank of Nova Scotia:
1.95% 2/2/27	100,000	92,241
4.588% 5/4/37 (b)	50,000	45,032
4.85% 2/1/30	120,000	118,072
5.25% 6/12/28	160,000	160,805
Barclays PLC:
2.279% 11/24/27 (b)	400,000	370,562
2.852% 5/7/26 (b)	516,000	503,092
5.088% 6/20/30 (b)	726,000	694,092
5.501% 8/9/28 (b)	220,000	219,587
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	71,000	62,881
6.092% 10/3/33	102,000	105,695
Citigroup, Inc.:
2.976% 11/5/30 (b)	270,000	240,479
3.106% 4/8/26 (b)	500,000	489,856
3.29% 3/17/26 (b)	170,000	166,965
3.52% 10/27/28 (b)	205,000	193,764
3.98% 3/20/30 (b)	160,000	151,042
4.412% 3/31/31 (b)	370,000	352,636
4.6% 3/9/26	550,000	541,163
4.65% 7/23/48	78,000	68,045
5.3% 5/6/44	80,000	74,521
5.316% 3/26/41 (b)	617,000	594,260
5.875% 2/22/33	410,000	417,396
6.27% 11/17/33 (b)	100,000	104,733
Citizens Financial Group, Inc.:
2.5% 2/6/30	30,000	25,441
2.638% 9/30/32	78,000	59,839
2.85% 7/27/26	100,000	94,438
Comerica, Inc. 5.982% 1/30/30 (b)	50,000	49,267
Cooperatieve Rabobank UA/NY 5.041% 3/5/27	300,000	299,525
Export-Import Bank of Korea:
2.875% 1/21/25	350,000	345,444
5.125% 9/18/28	380,000	385,388
Fifth Third Bancorp:
2.55% 5/5/27	200,000	185,227
5.631% 1/29/32 (b)	40,000	39,652
6.361% 10/27/28 (b)	120,000	122,616
HSBC Holdings PLC:
2.848% 6/4/31 (b)	380,000	328,489
2.871% 11/22/32 (b)	200,000	166,328
4.292% 9/12/26 (b)	1,260,000	1,237,859
5.402% 8/11/33 (b)	250,000	247,338
5.597% 5/17/28 (b)	290,000	291,134
6.1% 1/14/42	30,000	31,912
6.8% 6/1/38	449,000	474,706
7.39% 11/3/28 (b)	220,000	232,653
Huntington Bancshares, Inc.:
2.55% 2/4/30	90,000	76,942
4.443% 8/4/28 (b)	70,000	67,806
6.208% 8/21/29 (b)	130,000	132,734
ING Groep NV:
2.727% 4/1/32 (b)	200,000	168,688
3.869% 3/28/26 (b)	290,000	285,782
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	714,790
1.25% 1/21/31	580,000	469,644
JPMorgan Chase & Co.:
1.47% 9/22/27 (b)	390,000	358,212
1.578% 4/22/27 (b)	188,000	175,443
1.953% 2/4/32 (b)	250,000	203,346
2.083% 4/22/26 (b)	200,000	194,212
2.522% 4/22/31 (b)	150,000	129,649
2.545% 11/8/32 (b)	40,000	33,307
2.58% 4/22/32 (b)	239,000	201,857
2.739% 10/15/30 (b)	720,000	637,048
2.95% 10/1/26	224,000	213,457
2.956% 5/13/31 (b)	50,000	43,821
3.109% 4/22/51 (b)	100,000	68,086
3.54% 5/1/28 (b)	660,000	629,884
3.875% 9/10/24	240,000	239,062
3.882% 7/24/38 (b)	734,000	629,246
4.005% 4/23/29 (b)	43,000	41,115
4.203% 7/23/29 (b)	30,000	28,871
4.452% 12/5/29 (b)	200,000	194,163
4.565% 6/14/30 (b)	470,000	456,184
4.95% 6/1/45	135,000	126,364
5.35% 6/1/34 (b)	270,000	268,804
5.717% 9/14/33 (b)	120,000	121,661
KeyCorp:
2.25% 4/6/27	350,000	318,107
6.401% 3/6/35 (b)	50,000	50,692
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	197,954
4.582% 12/10/25	1,518,000	1,490,362
5.721% 6/5/30 (b)	500,000	504,063
M&T Bank Corp.:
4.553% 8/16/28 (b)	170,000	162,917
5.053% 1/27/34 (b)	40,000	37,020
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	723,814
2.341% 1/19/28 (b)	210,000	195,127
3.287% 7/25/27	150,000	142,261
3.751% 7/18/39	290,000	242,238
3.777% 3/2/25	84,000	82,920
4.286% 7/26/38	70,000	63,214
5.242% 4/19/29 (b)	200,000	200,350
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	285,000	263,809
2.226% 5/25/26 (b)	400,000	387,609
5.382% 7/10/30 (b)(d)	300,000	299,477
5.778% 7/6/29 (b)	310,000	314,161
National Australia Bank Ltd. 4.966% 1/12/26	260,000	258,627
NatWest Group PLC:
3.073% 5/22/28 (b)	290,000	271,364
5.583% 3/1/28 (b)	300,000	300,235
5.847% 3/2/27 (b)	200,000	200,467
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	78,477
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	472,425
2.2% 11/1/24	70,000	69,228
5.354% 12/2/28 (b)	90,000	90,067
5.582% 6/12/29 (b)	100,000	101,094
5.676% 1/22/35 (b)	150,000	150,805
5.939% 8/18/34 (b)	100,000	102,497
6.037% 10/28/33 (b)	30,000	30,908
Royal Bank of Canada:
0.75% 10/7/24	480,000	473,703
2.55% 7/16/24	360,000	359,487
4.65% 1/27/26	55,000	54,223
5% 5/2/33	130,000	128,281
5.15% 2/1/34	70,000	69,462
6% 11/1/27	100,000	102,456
Santander Holdings U.S.A., Inc.:
4.5% 7/17/25	82,000	80,814
6.124% 5/31/27 (b)	350,000	351,445
6.565% 6/12/29 (b)	100,000	102,328
7.66% 11/9/31 (b)	40,000	43,353
Santander UK Group Holdings PLC 6.534% 1/10/29 (b)	200,000	205,453
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	384,004
2.142% 9/23/30	70,000	58,368
2.174% 1/14/27	800,000	741,737
2.348% 1/15/25	200,000	196,467
2.75% 1/15/30	200,000	175,468
3.352% 10/18/27	80,000	75,546
3.364% 7/12/27	80,000	75,936
3.784% 3/9/26	640,000	622,981
6.184% 7/13/43	40,000	43,783
The Toronto-Dominion Bank:
1.95% 1/12/27	100,000	92,807
2.45% 1/12/32	90,000	74,116
4.456% 6/8/32	200,000	188,478
5.156% 1/10/28	360,000	359,568
Truist Financial Corp.:
1.2% 8/5/25	700,000	666,858
1.267% 3/2/27 (b)	29,000	26,968
4.916% 7/28/33 (b)	50,000	46,279
5.711% 1/24/35 (b)	150,000	149,345
5.867% 6/8/34 (b)	100,000	100,760
6.123% 10/28/33 (b)	30,000	30,677
U.S. Bancorp:
1.375% 7/22/30	210,000	169,178
2.491% 11/3/36 (b)	50,000	39,364
3.1% 4/27/26	240,000	230,111
4.839% 2/1/34 (b)	150,000	142,206
5.775% 6/12/29 (b)	270,000	274,088
5.836% 6/12/34 (b)	60,000	60,834
5.85% 10/21/33 (b)	70,000	71,090
Wachovia Corp. 5.5% 8/1/35	140,000	138,095
Wells Fargo & Co.:
2.164% 2/11/26 (b)	310,000	303,268
2.188% 4/30/26 (b)	340,000	330,155
2.572% 2/11/31 (b)	690,000	597,174
3.068% 4/30/41 (b)	100,000	73,328
3.584% 5/22/28 (b)	82,000	78,099
4.1% 6/3/26	1,194,000	1,163,059
4.75% 12/7/46	157,000	132,945
4.897% 7/25/33 (b)	130,000	125,042
5.013% 4/4/51 (b)	130,000	118,419
5.375% 2/7/35	100,000	99,865
5.389% 4/24/34 (b)	280,000	276,799
5.557% 7/25/34 (b)	200,000	199,852
5.574% 7/25/29 (b)	200,000	201,814
6.491% 10/23/34 (b)	430,000	458,404
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	578,405
4.11% 7/24/34 (b)	320,000	295,674
		44,652,943
Capital Markets - 1.7%
Ameriprise Financial, Inc.:
2.875% 9/15/26	100,000	95,226
5.15% 5/15/33	40,000	40,065
Ares Capital Corp.:
2.15% 7/15/26	234,000	216,263
3.2% 11/15/31	50,000	41,234
5.95% 7/15/29	70,000	68,814
Bank of New York Mellon Corp.:
1.8% 7/28/31	80,000	64,713
3.85% 4/28/28	27,000	26,030
4.543% 2/1/29 (b)	240,000	235,283
4.975% 3/14/30 (b)	150,000	149,101
5.802% 10/25/28 (b)	110,000	112,077
6.474% 10/25/34 (b)	140,000	150,990
Blackrock Funding, Inc. 5.25% 3/14/54	100,000	96,636
BlackRock, Inc. 2.1% 2/25/32	50,000	40,705
Blackstone Private Credit Fund:
2.7% 1/15/25	160,000	157,025
4.7% 3/24/25	180,000	178,211
5.95% 7/16/29 (e)	50,000	48,968
7.3% 11/27/28 (e)	50,000	51,812
Blue Owl Capital Corp. 5.95% 3/15/29	50,000	49,209
Brookfield Finance, Inc.:
2.724% 4/15/31	312,000	263,908
4.85% 3/29/29	80,000	78,598
5.968% 3/4/54	50,000	49,449
6.35% 1/5/34	30,000	31,442
Charles Schwab Corp.:
1.65% 3/11/31	70,000	56,215
2% 3/20/28	215,000	192,987
3.2% 3/2/27	350,000	333,094
6.136% 8/24/34 (b)	80,000	83,307
6.196% 11/17/29 (b)	60,000	62,402
CME Group, Inc.:
3.75% 6/15/28	110,000	105,939
5.3% 9/15/43	40,000	39,978
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	60,000	65,997
Deutsche Bank AG 4.1% 1/13/26	200,000	196,449
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	138,490
3.729% 1/14/32 (b)	200,000	168,625
4.1% 1/13/26	200,000	195,577
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (b)	255,000	214,393
3.691% 6/5/28 (b)	440,000	420,914
4.017% 10/31/38 (b)	887,000	754,346
4.223% 5/1/29 (b)	60,000	57,757
4.411% 4/23/39 (b)	230,000	203,375
4.75% 10/21/45	28,000	25,136
6.75% 10/1/37	230,000	248,131
HPS Corporate Lending Fund:
6.25% 9/30/29 (e)	40,000	39,554
6.75% 1/30/29 (e)	20,000	20,147
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	139,524
2.65% 9/15/40	80,000	55,288
3% 6/15/50	138,000	89,760
3.75% 9/21/28	50,000	47,551
4.6% 3/15/33	240,000	228,725
Invesco Finance PLC 3.75% 1/15/26	110,000	107,075
Jefferies Financial Group, Inc.:
4.15% 1/23/30	40,000	37,157
4.85% 1/15/27	100,000	98,674
5.875% 7/21/28	140,000	141,406
Legg Mason, Inc. 5.625% 1/15/44	20,000	19,416
LPL Holdings, Inc. 6.75% 11/17/28	30,000	31,504
Moody's Corp. 4.875% 12/17/48	123,000	109,615
Morgan Stanley:
2.188% 4/28/26 (b)	940,000	912,876
2.699% 1/22/31 (b)	230,000	201,613
3.591% 7/22/28 (b)	210,000	199,689
3.625% 1/20/27	96,000	92,558
3.772% 1/24/29 (b)	300,000	285,572
3.95% 4/23/27	200,000	193,153
3.971% 7/22/38 (b)	120,000	101,618
4.375% 1/22/47	148,000	126,623
4.457% 4/22/39 (b)	295,000	263,670
5.164% 4/20/29 (b)	200,000	199,351
5.25% 4/21/34 (b)	420,000	413,429
5.297% 4/20/37 (b)	140,000	134,052
5.597% 3/24/51 (b)	90,000	91,032
5.948% 1/19/38 (b)	80,000	79,534
6.342% 10/18/33 (b)	320,000	339,677
6.375% 7/24/42	190,000	208,956
NASDAQ, Inc.:
2.5% 12/21/40	100,000	65,212
5.35% 6/28/28	90,000	90,817
5.55% 2/15/34	40,000	40,054
5.95% 8/15/53	8,000	8,083
6.1% 6/28/63	20,000	20,341
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	550,751
Northern Trust Corp. 1.95% 5/1/30	220,000	186,824
S&P Global, Inc.:
2.3% 8/15/60	100,000	50,792
2.45% 3/1/27	590,000	551,612
4.75% 8/1/28	140,000	138,986
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	30,000	29,612
State Street Corp.:
1.684% 11/18/27 (b)	204,000	187,751
4.821% 1/26/34 (b)	100,000	96,549
5.684% 11/21/29 (b)	110,000	112,559
6.123% 11/21/34 (b)	30,000	31,136
UBS Group AG 4.55% 4/17/26	580,000	569,951
		13,548,700
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	233,208
2.875% 8/14/24	150,000	149,399
3.85% 10/29/41	150,000	117,310
4.45% 4/3/26	150,000	147,234
4.625% 10/15/27	220,000	214,355
5.3% 1/19/34	150,000	146,910
Ally Financial, Inc.:
5.125% 9/30/24	290,000	289,261
5.8% 5/1/25	250,000	249,762
6.848% 1/3/30 (b)	120,000	123,304
6.992% 6/13/29 (b)	120,000	124,521
American Express Co.:
2.5% 7/30/24	219,000	219,000
2.55% 3/4/27	100,000	93,464
3.3% 5/3/27	30,000	28,542
4.05% 12/3/42	160,000	133,562
4.989% 5/26/33 (b)	30,000	28,902
5.043% 5/1/34 (b)	90,000	88,014
Capital One Financial Corp.:
3.75% 7/28/26	70,000	67,567
3.8% 1/31/28	251,000	238,616
5.817% 2/1/34 (b)	250,000	247,434
6.377% 6/8/34 (b)	100,000	102,596
Ford Motor Credit Co. LLC:
6.798% 11/7/28	280,000	289,322
6.8% 5/12/28	310,000	319,372
7.2% 6/10/30	200,000	210,383
John Deere Capital Corp.:
2.8% 7/18/29	220,000	199,311
4.75% 6/8/26	740,000	735,324
4.85% 10/11/29	400,000	400,000
5.05% 6/12/34	50,000	49,648
Synchrony Financial:
3.95% 12/1/27	150,000	140,079
5.15% 3/19/29	159,000	152,672
Toyota Motor Credit Corp.:
3% 4/1/25	580,000	569,733
4.7% 1/12/33	70,000	68,053
4.8% 1/5/34	120,000	116,614
5.45% 11/10/27	380,000	385,591
		6,679,063
Financial Services - 1.0%
AB Svensk Exportkredit 2.25% 3/22/27	400,000	374,386
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33	200,000	198,654
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	30,596
Blue Owl Credit Income Corp.:
6.6% 9/15/29 (e)	30,000	29,593
6.65% 3/15/31	70,000	68,414
BP Capital Markets America, Inc.:
3% 2/24/50	240,000	156,195
3.001% 3/17/52	100,000	64,200
5.227% 11/17/34	90,000	89,327
CNH Industrial Capital LLC 5.5% 1/12/29	120,000	121,274
Corebridge Financial, Inc.:
3.5% 4/4/25	130,000	127,836
3.85% 4/5/29	80,000	74,979
4.35% 4/5/42	20,000	16,445
5.75% 1/15/34	40,000	40,265
6.875% 12/15/52 (b)	100,000	100,905
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	69,149
2.6% 11/15/29	80,000	71,342
3.4% 11/15/49	50,000	36,056
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	347,997
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	31,701	26,299
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	229,170
2.25% 3/1/31	200,000	167,026
Fiserv, Inc.:
2.75% 7/1/24	440,000	440,000
3.5% 7/1/29	80,000	73,962
4.4% 7/1/49	240,000	194,771
Global Payments, Inc.:
1.2% 3/1/26	346,000	322,044
4.15% 8/15/49	20,000	15,084
5.4% 8/15/32	140,000	137,173
Japan International Cooperation Agency 1.75% 4/28/31	200,000	164,632
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
3% 5/15/32	100,000	82,322
5.75% 4/1/33	330,000	329,212
KfW:
0% 4/18/36	200,000	115,761
0.375% 7/18/25	2,072,000	1,973,504
2.875% 4/3/28	14,000	13,220
4.75% 10/29/30	170,000	172,918
MasterCard, Inc.:
2% 11/18/31	240,000	197,263
2.95% 6/1/29	50,000	45,952
3.3% 3/26/27	38,000	36,455
3.35% 3/26/30	53,000	49,041
3.85% 3/26/50	115,000	90,705
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	170,000	156,643
4.85% 2/7/29	100,000	99,400
5.8% 1/15/33	60,000	61,660
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	67,544
2.3% 6/1/30	120,000	103,446
4.4% 6/1/32	100,000	95,144
5.25% 6/1/62	30,000	27,381
Sixth Street Lending Partners 6.5% 3/11/29 (e)	50,000	49,431
The Western Union Co.:
2.85% 1/10/25	70,000	68,858
6.2% 11/17/36	20,000	20,336
Visa, Inc.:
1.1% 2/15/31	250,000	199,040
2.05% 4/15/30	350,000	300,523
2.7% 4/15/40	150,000	109,298
4.15% 12/14/35	38,000	35,461
		8,288,292
Insurance - 0.8%
AFLAC, Inc. 3.6% 4/1/30	224,000	208,135
Allstate Corp.:
1.45% 12/15/30	110,000	87,836
5.55% 5/9/35	156,000	157,985
American International Group, Inc.:
4.25% 3/15/29	100,000	96,241
4.375% 6/30/50	240,000	198,813
4.5% 7/16/44	25,000	21,576
4.75% 4/1/48	100,000	88,109
5.75% 4/1/48 (b)	280,000	274,158
Aon Corp. 3.75% 5/2/29	120,000	112,618
Aon North America, Inc. 5.45% 3/1/34	250,000	248,902
Arch Capital Group Ltd. 7.35% 5/1/34	20,000	22,613
Arch Capital Group U.S., Inc. 5.144% 11/1/43	50,000	45,850
Arthur J. Gallagher & Co.:
3.5% 5/20/51	50,000	34,461
5.75% 3/2/53	45,000	43,631
6.75% 2/15/54	30,000	33,031
Assurant, Inc. 4.9% 3/27/28	60,000	59,056
Assured Guaranty U.S. Holdings, Inc. 6.125% 9/15/28	70,000	72,073
Athene Holding Ltd.:
3.5% 1/15/31	20,000	17,702
4.125% 1/12/28	84,000	81,009
6.15% 4/3/30	180,000	186,294
6.65% 2/1/33	100,000	105,094
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	78,365
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	98,683
2.85% 10/15/50	220,000	141,455
4.2% 8/15/48	243,000	203,935
Brighthouse Financial, Inc.:
3.85% 12/22/51	30,000	19,075
5.625% 5/15/30	80,000	80,026
Brown & Brown, Inc. 4.2% 3/17/32	110,000	100,400
Chubb INA Holdings, Inc.:
1.375% 9/15/30	350,000	285,350
4.35% 11/3/45	128,000	110,448
Fairfax Financial Holdings Ltd.:
5.625% 8/16/32	90,000	88,717
6.1% 3/15/55 (e)	70,000	67,616
Globe Life, Inc. 2.15% 8/15/30	50,000	40,143
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	70,000	58,187
6.1% 10/1/41	30,000	31,088
Lincoln National Corp. 4.35% 3/1/48	160,000	121,609
Manulife Financial Corp. 5.375% 3/4/46	40,000	38,510
Markel Group, Inc.:
3.35% 9/17/29	30,000	27,523
3.5% 11/1/27	100,000	94,798
5% 5/20/49	50,000	44,192
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	89,343
4.9% 3/15/49	70,000	62,632
5.7% 9/15/53	40,000	40,402
5.75% 11/1/32	100,000	104,162
MetLife, Inc.:
4.05% 3/1/45	18,000	14,451
4.55% 3/23/30	600,000	589,296
4.875% 11/13/43	100,000	91,112
Principal Financial Group, Inc. 5.375% 3/15/33	120,000	119,678
Progressive Corp.:
2.5% 3/15/27	100,000	93,603
4.2% 3/15/48	135,000	111,124
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	22,082
3.935% 12/7/49	38,000	28,801
4.35% 2/25/50	285,000	232,139
5.125% 3/1/52 (b)	50,000	46,481
6% 9/1/52 (b)	40,000	39,526
6.5% 3/15/54 (b)	60,000	60,569
Prudential Funding Asia PLC 3.125% 4/14/30	60,000	53,755
Reinsurance Group of America, Inc.:
3.95% 9/15/26	50,000	48,608
6% 9/15/33	30,000	30,627
The Travelers Companies, Inc.:
2.55% 4/27/50	200,000	121,782
4% 5/30/47	32,000	25,717
4.1% 3/4/49	50,000	40,629
Unum Group:
4% 6/15/29	100,000	94,240
4.125% 6/15/51	20,000	14,673
6% 6/15/54	30,000	28,812
Willis Group North America, Inc.:
2.95% 9/15/29	250,000	223,941
5.35% 5/15/33	20,000	19,610
		6,373,102
TOTAL FINANCIALS		79,542,100
HEALTH CARE - 3.2%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	60,000	59,339
2.95% 11/21/26	50,000	47,662
3.2% 11/21/29	80,000	73,408
3.8% 3/15/25	61,000	60,248
4.05% 11/21/39	50,000	43,430
4.25% 11/21/49	390,000	325,008
4.3% 5/14/36	140,000	128,875
4.55% 3/15/35	80,000	75,885
4.7% 5/14/45	120,000	108,395
4.8% 3/15/29	150,000	149,420
4.875% 11/14/48	100,000	91,868
5.05% 3/15/34	220,000	219,356
5.4% 3/15/54	150,000	148,323
Amgen, Inc.:
3% 1/15/52	30,000	19,648
3.15% 2/21/40	410,000	306,388
3.2% 11/2/27	56,000	52,764
3.375% 2/21/50	110,000	77,460
4.2% 3/1/33	260,000	240,874
4.4% 5/1/45	102,000	85,826
4.875% 3/1/53	50,000	44,029
5.15% 3/2/28	480,000	479,929
5.25% 3/2/33	100,000	99,709
5.65% 3/2/53	182,000	179,241
5.75% 3/2/63	140,000	137,093
Biogen, Inc. 3.25% 2/15/51	270,000	179,296
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	112,750
4% 9/1/36	40,000	35,276
4.15% 3/1/47	60,000	48,732
4.5% 2/1/45	311,000	268,624
		3,898,856
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	236,537
4.9% 11/30/46	150,000	141,706
Baxter International, Inc.:
1.915% 2/1/27	180,000	164,990
2.539% 2/1/32	180,000	147,626
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	132,634
3.7% 6/6/27	52,000	50,029
4.669% 6/6/47	130,000	113,312
5.081% 6/7/29	100,000	99,909
Boston Scientific Corp.:
3.75% 3/1/26	120,000	116,797
4% 3/1/29	100,000	96,303
4.7% 3/1/49	140,000	124,695
GE Healthcare Technologies, Inc.:
5.857% 3/15/30	100,000	102,772
5.905% 11/22/32	140,000	144,477
Medtronic, Inc. 4.625% 3/15/45	168,000	151,735
Stryker Corp.:
2.9% 6/15/50	100,000	65,522
3.5% 3/15/26	240,000	232,883
		2,121,927
Health Care Providers & Services - 1.3%
Aetna, Inc.:
4.75% 3/15/44	60,000	50,485
6.625% 6/15/36	60,000	63,699
AHS Hospital Corp. 2.78% 7/1/51	250,000	158,958
Allina Health System, Inc. 3.887% 4/15/49	20,000	15,416
Banner Health 2.913% 1/1/51	100,000	65,842
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	72,670
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	58,682
Cardinal Health, Inc.:
3.41% 6/15/27	67,000	63,801
5.45% 2/15/34	110,000	109,493
Cencora, Inc. 5.125% 2/15/34	110,000	108,001
Centene Corp.:
2.45% 7/15/28	100,000	88,783
2.625% 8/1/31	130,000	106,758
3.375% 2/15/30	260,000	230,780
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	50,875
Cigna Group:
4.125% 11/15/25	25,000	24,580
4.375% 10/15/28	30,000	29,132
4.5% 2/25/26	74,000	72,877
4.8% 8/15/38	80,000	73,508
4.8% 7/15/46	465,000	408,885
4.9% 12/15/48	30,000	26,367
CommonSpirit Health:
2.76% 10/1/24	740,000	734,037
3.91% 10/1/50	125,000	94,936
CVS Health Corp.:
2.7% 8/21/40	467,000	310,280
3% 8/15/26	20,000	19,058
3.25% 8/15/29	195,000	176,895
3.625% 4/1/27	170,000	163,069
3.75% 4/1/30	380,000	349,705
4.1% 3/25/25	32,000	31,643
4.25% 4/1/50	37,000	28,148
4.3% 3/25/28	264,000	254,923
5% 1/30/29	40,000	39,590
5.05% 3/25/48	131,000	112,871
5.25% 2/21/33	150,000	146,471
5.3% 6/1/33	70,000	68,408
5.625% 2/21/53	130,000	120,680
6% 6/1/63	20,000	19,150
6.05% 6/1/54	50,000	49,035
Elevance Health, Inc.:
3.35% 12/1/24	89,000	88,193
3.65% 12/1/27	320,000	305,870
4.101% 3/1/28	50,000	48,322
4.375% 12/1/47	175,000	145,262
4.55% 3/1/48	250,000	212,591
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	91,757
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	989,861
5.25% 6/15/49	100,000	89,129
5.6% 4/1/34	200,000	198,794
6% 4/1/54	200,000	197,606
Humana, Inc.:
3.95% 3/15/27	445,000	430,244
4.625% 12/1/42	80,000	67,167
5.75% 12/1/28	70,000	71,411
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	61,815
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	45,549
3.266% 11/1/49	80,000	56,779
4.15% 5/1/47	30,000	25,076
MidMichigan Health 3.409% 6/1/50	33,000	23,087
Novant Health, Inc. 3.168% 11/1/51	105,000	70,236
Orlando Health Obligated Group 3.327% 10/1/50	57,000	41,323
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	25,819
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	77,004
Sabra Health Care LP 5.125% 8/15/26	50,000	49,211
Sutter Health 3.361% 8/15/50	130,000	92,964
Trinity Health Corp. 2.632% 12/1/40	50,000	35,290
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	167,323
1.25% 1/15/26	81,000	76,320
2.375% 8/15/24	90,000	89,638
2.9% 5/15/50	120,000	77,826
3.05% 5/15/41	230,000	169,753
3.5% 8/15/39	772,000	623,741
3.7% 8/15/49	40,000	30,069
3.75% 10/15/47	30,000	22,839
4.25% 1/15/29	100,000	97,372
4.45% 12/15/48	102,000	87,451
4.625% 7/15/35	100,000	95,742
4.7% 4/15/29	340,000	337,323
5% 4/15/34	40,000	39,480
5.05% 4/15/53	100,000	92,624
5.25% 2/15/28	90,000	91,171
5.35% 2/15/33	90,000	91,189
6.05% 2/15/63	60,000	63,138
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	45,955
		10,437,805
Life Sciences Tools & Services - 0.1%
Revvity, Inc. 2.25% 9/15/31	90,000	73,641
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	250,000	223,641
4.95% 11/21/32	210,000	208,118
5.086% 8/10/33	20,000	19,949
		525,349
Pharmaceuticals - 1.1%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	269,246
2.25% 5/28/31	440,000	371,562
4.875% 3/3/33	110,000	108,965
AstraZeneca PLC:
4.375% 11/16/45	45,000	39,085
4.375% 8/17/48	50,000	43,028
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	69,861
3.2% 6/15/26	650,000	626,646
3.7% 3/15/52	330,000	241,820
3.9% 3/15/62	100,000	71,933
4.125% 6/15/39	100,000	86,776
4.55% 2/20/48	42,000	35,991
4.9% 2/22/29	130,000	129,744
5.2% 2/22/34	190,000	189,612
5.55% 2/22/54	131,000	129,151
5.75% 2/1/31	70,000	72,676
Eli Lilly & Co.:
2.25% 5/15/50	200,000	116,610
4.875% 2/27/53	50,000	46,853
5.1% 2/9/64	100,000	95,510
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	125,504
Haleon U.S. Capital LLC 3.625% 3/24/32	250,000	223,956
Johnson & Johnson:
2.1% 9/1/40	220,000	146,813
2.45% 3/1/26	760,000	729,859
2.45% 9/1/60	110,000	62,140
3.4% 1/15/38	116,000	97,364
3.55% 3/1/36	110,000	96,299
4.9% 6/1/31	100,000	100,982
Merck & Co., Inc.:
1.45% 6/24/30	100,000	82,735
3.7% 2/10/45	45,000	35,320
4.05% 5/17/28	100,000	97,897
4.15% 5/18/43	266,000	226,689
4.5% 5/17/33	150,000	144,831
5% 5/17/53	150,000	141,049
Mylan NV 4.55% 4/15/28	20,000	19,266
Novartis Capital Corp.:
1.75% 2/14/25	100,000	97,750
2% 2/14/27	320,000	298,008
2.75% 8/14/50	50,000	32,482
3% 11/20/25	460,000	447,442
3.1% 5/17/27	90,000	85,927
4% 11/20/45	35,000	29,235
Pfizer Investment Enterprises:
4.45% 5/19/26	640,000	631,825
4.45% 5/19/28	270,000	265,273
4.65% 5/19/30	113,000	111,380
4.75% 5/19/33	200,000	194,864
5.11% 5/19/43	150,000	142,618
5.3% 5/19/53	154,000	148,536
5.34% 5/19/63	150,000	141,586
Pfizer, Inc.:
2.55% 5/28/40	125,000	87,013
2.7% 5/28/50	380,000	244,084
3.45% 3/15/29	70,000	66,217
4% 12/15/36	36,000	32,307
Royalty Pharma PLC 3.3% 9/2/40	100,000	72,279
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	105,493
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	168,783
3.025% 7/9/40	272,000	196,981
Viatris, Inc.:
2.7% 6/22/30	100,000	84,875
3.85% 6/22/40	120,000	87,624
4% 6/22/50	100,000	67,298
Zoetis, Inc. 4.45% 8/20/48	60,000	51,080
		8,966,733
TOTAL HEALTH CARE		25,950,670
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
2.125% 8/15/26	160,000	150,623
3.625% 4/1/30	140,000	131,239
4.25% 4/1/50	50,000	42,115
General Electric Co. 4.35% 5/1/50	489,000	415,491
Huntington Ingalls Industries, Inc. 4.2% 5/1/30	60,000	56,415
L3Harris Technologies, Inc.:
4.854% 4/27/35	100,000	94,928
5.4% 1/15/27	270,000	271,091
Lockheed Martin Corp.:
4.07% 12/15/42	70,000	58,864
4.09% 9/15/52	70,000	56,056
4.7% 5/15/46	28,000	25,193
5.9% 11/15/63	200,000	209,810
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	75,342
4.03% 10/15/47	106,000	83,764
5.25% 5/1/50	120,000	113,846
RTX Corp.:
3.75% 11/1/46	30,000	22,447
4.05% 5/4/47	18,000	14,152
4.125% 11/16/28	260,000	250,276
4.35% 4/15/47	50,000	41,230
4.45% 11/16/38	370,000	326,709
5.15% 2/27/33	240,000	237,507
6.1% 3/15/34	200,000	210,522
The Boeing Co.:
3.2% 3/1/29	126,000	111,790
4.875% 5/1/25	660,000	652,992
5.705% 5/1/40	836,000	770,763
5.805% 5/1/50	130,000	117,156
6.528% 5/1/34 (e)	150,000	153,585
		4,693,906
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	116,567
4.25% 5/15/30	175,000	168,033
4.9% 1/15/34	130,000	126,551
4.95% 10/17/48	102,000	90,039
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	87,168
4.875% 3/3/33	360,000	354,467
5.05% 3/3/53	20,000	18,686
5.5% 5/22/54	140,000	138,830
		1,100,341
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	46,813
2.722% 2/15/30	100,000	88,345
3.377% 4/5/40	195,000	150,843
3.577% 4/5/50	50,000	36,369
Johnson Controls International PLC 5.125% 9/14/45	6,000	5,455
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	150,000	146,276
Masco Corp.:
2% 2/15/31	103,000	83,903
3.125% 2/15/51	52,000	33,570
Owens Corning:
3.875% 6/1/30	100,000	93,183
4.4% 1/30/48	20,000	16,095
5.95% 6/15/54	40,000	40,320
		741,172
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	396,446
3.95% 5/15/28	28,000	26,918
Veralto Corp. 5.45% 9/18/33 (e)	40,000	39,924
Waste Management, Inc.:
4.875% 2/15/29	390,000	388,782
4.875% 2/15/34	80,000	78,421
4.95% 7/3/27	40,000	39,938
4.95% 7/3/31	40,000	39,677
		1,010,106
Electrical Equipment - 0.1%
ABB Finance (U.S.A.), Inc. 4.375% 5/8/42	30,000	26,624
Emerson Electric Co. 2% 12/21/28	290,000	257,096
Regal Rexnord Corp.:
6.05% 4/15/28	170,000	172,042
6.4% 4/15/33	20,000	20,464
Rockwell Automation, Inc. 4.2% 3/1/49	50,000	41,788
		518,014
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC:
3% 4/1/25	280,000	275,146
3.05% 2/15/51	211,000	139,429
3.25% 6/15/27	30,000	28,690
4.05% 6/15/48	207,000	166,836
4.45% 3/15/43	100,000	87,834
5.2% 4/15/54	80,000	76,635
6.15% 5/1/37	20,000	21,573
Canadian National Railway Co. 2.45% 5/1/50	210,000	125,485
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	129,158
2.45% 12/2/31	140,000	127,408
3.1% 12/2/51	140,000	92,967
4.2% 11/15/69	70,000	53,121
CSX Corp.:
2.4% 2/15/30	80,000	69,791
4.3% 3/1/48	140,000	116,627
4.5% 3/15/49	160,000	137,234
4.75% 11/15/48	70,000	62,466
Norfolk Southern Corp.:
2.9% 8/25/51	110,000	68,535
3.8% 8/1/28	63,000	60,294
4.05% 8/15/52	90,000	69,452
4.1% 5/15/21	60,000	42,336
4.15% 2/28/48	38,000	30,164
4.45% 3/1/33	150,000	141,481
5.35% 8/1/54	50,000	47,676
Union Pacific Corp.:
2.75% 3/1/26	160,000	153,899
2.891% 4/6/36	79,000	63,638
2.973% 9/16/62	290,000	171,505
3.25% 2/5/50	50,000	34,914
3.6% 9/15/37	38,000	31,947
3.839% 3/20/60	70,000	51,398
5.15% 1/20/63	120,000	110,689
		2,788,328
Industrial Conglomerates - 0.1%
3M Co.:
2.375% 8/26/29	177,000	154,587
2.65% 4/15/25	24,000	23,457
3% 8/7/25	310,000	302,116
3.05% 4/15/30	19,000	17,029
3.625% 10/15/47	50,000	36,199
3.7% 4/15/50	24,000	17,447
3.875% 6/15/44	20,000	15,484
Honeywell International, Inc.:
2.8% 6/1/50	150,000	98,789
3.812% 11/21/47	20,000	15,676
4.875% 9/1/29	70,000	70,103
5% 3/1/35	70,000	69,397
5.25% 3/1/54	70,000	67,925
5.35% 3/1/64	20,000	19,408
Trane Technologies Financing Ltd. 3.8% 3/21/29	125,000	118,801
		1,026,418
Machinery - 0.2%
Caterpillar Financial Services Corp. 1.1% 9/14/27	530,000	472,388
Caterpillar, Inc.:
3.25% 9/19/49	110,000	78,304
4.75% 5/15/64	40,000	35,299
5.2% 5/27/41	100,000	97,206
Cummins, Inc.:
4.875% 10/1/43	110,000	100,954
4.9% 2/20/29	60,000	59,919
Deere & Co. 2.875% 9/7/49	130,000	87,296
Eaton Corp.:
4.15% 3/15/33	150,000	140,467
4.7% 8/23/52	20,000	18,073
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	46,706
2.565% 2/15/30	70,000	61,438
3.362% 2/15/50	50,000	35,082
Parker Hannifin Corp.:
3.25% 6/14/29	60,000	55,107
4% 6/14/49	110,000	85,561
Stanley Black & Decker, Inc. 2.75% 11/15/50	150,000	85,878
		1,459,678
Passenger Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	591,936
United Airlines Pass-Through Trust Series 2023-1 Class A, 5.8% 7/15/37	50,000	50,758
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	180,681	167,699
		810,393
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	73,279
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	115,131
2.875% 1/15/32	70,000	58,562
3.125% 12/1/30	40,000	34,951
3.25% 3/1/25	88,000	86,447
3.75% 6/1/26	158,000	152,666
5.2% 7/15/31	70,000	68,410
GATX Corp.:
4.55% 11/7/28	130,000	127,091
6.9% 5/1/34	100,000	108,889
		752,147
TOTAL INDUSTRIALS		14,973,782
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.8% 2/26/27	370,000	368,999
4.85% 2/26/29	110,000	109,981
5.05% 2/26/34	110,000	109,918
5.3% 2/26/54	50,000	48,971
5.5% 1/15/40	90,000	91,359
5.9% 2/15/39	130,000	138,257
		867,485
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. 5.25% 4/5/34	130,000	129,593
Corning, Inc. 5.35% 11/15/48	140,000	131,341
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	392,200
8.1% 7/15/36	80,000	95,406
8.35% 7/15/46	187,000	236,477
Vontier Corp. 2.4% 4/1/28	60,000	53,184
		1,038,201
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	150,000	140,123
3.569% 12/1/31	40,000	34,936
IBM Corp.:
1.95% 5/15/30	175,000	148,055
2.95% 5/15/50	175,000	110,854
3.5% 5/15/29	843,000	788,080
4% 6/20/42	90,000	73,561
5.6% 11/30/39	50,000	50,831
IBM International Capital 4.6% 2/5/29	180,000	176,922
		1,523,362
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 4.393% 6/1/52	30,000	25,365
Analog Devices, Inc.:
2.8% 10/1/41	130,000	91,601
2.95% 10/1/51	40,000	26,181
Applied Materials, Inc.:
4.35% 4/1/47	28,000	24,454
5.85% 6/15/41	70,000	74,035
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,252,694
Broadcom, Inc.:
3.187% 11/15/36 (e)	90,000	71,223
3.419% 4/15/33 (e)	82,000	70,696
4% 4/15/29 (e)	70,000	66,692
4.3% 11/15/32	250,000	233,667
4.75% 4/15/29	50,000	49,315
4.926% 5/15/37 (e)	80,000	75,241
5% 4/15/30	50,000	50,021
Intel Corp.:
3.25% 11/15/49	110,000	73,777
3.734% 12/8/47	617,000	453,465
4.875% 2/10/28	100,000	99,629
5.15% 2/21/34	50,000	49,376
5.2% 2/10/33	710,000	708,891
5.9% 2/10/63	20,000	19,958
KLA Corp.:
4.65% 7/15/32	110,000	107,382
4.95% 7/15/52	110,000	102,206
Lam Research Corp. 2.875% 6/15/50	150,000	97,385
Marvell Technology, Inc. 5.95% 9/15/33	60,000	61,971
Micron Technology, Inc.:
3.366% 11/1/41	30,000	21,948
4.663% 2/15/30	230,000	222,914
5.327% 2/6/29	50,000	50,236
5.375% 4/15/28	60,000	60,255
NVIDIA Corp.:
2% 6/15/31	216,000	181,510
2.85% 4/1/30	100,000	90,679
3.5% 4/1/40	50,000	41,404
3.5% 4/1/50	50,000	38,382
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	224,477
Qualcomm, Inc.:
1.65% 5/20/32	54,000	42,534
5.4% 5/20/33	250,000	259,060
6% 5/20/53	120,000	129,457
Texas Instruments, Inc.:
4.15% 5/15/48	70,000	58,042
4.85% 2/8/34	60,000	59,460
4.9% 3/14/33	200,000	199,552
5.05% 5/18/63	40,000	37,173
		5,602,308
Software - 0.5%
Adobe, Inc. 4.95% 4/4/34	70,000	69,688
Microsoft Corp.:
2.525% 6/1/50	326,000	205,842
2.921% 3/17/52	534,000	362,503
3.3% 2/6/27	115,000	110,929
3.4% 6/15/27	210,000	202,103
3.45% 8/8/36	31,000	27,024
4.2% 11/3/35	170,000	162,435
Oracle Corp.:
1.65% 3/25/26	207,000	194,031
2.5% 4/1/25	80,000	78,147
2.95% 4/1/30	360,000	320,165
3.25% 11/15/27	96,000	90,504
3.6% 4/1/50	300,000	209,962
3.8% 11/15/37	110,000	90,616
3.85% 4/1/60	80,000	54,977
3.9% 5/15/35	220,000	190,728
4% 11/15/47	187,000	141,574
4.9% 2/6/33	250,000	242,508
5.375% 7/15/40	641,000	609,530
Roper Technologies, Inc.:
1% 9/15/25	50,000	47,366
1.4% 9/15/27	50,000	44,517
1.75% 2/15/31	50,000	40,250
2% 6/30/30	330,000	275,687
Salesforce, Inc.:
2.7% 7/15/41	220,000	153,974
2.9% 7/15/51	20,000	12,906
VMware, Inc.:
2.2% 8/15/31	50,000	40,627
4.7% 5/15/30	100,000	96,741
		4,075,334
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	745,014
1.2% 2/8/28	440,000	389,087
1.25% 8/20/30	50,000	40,937
2.375% 2/8/41	330,000	227,891
2.55% 8/20/60	200,000	121,874
2.95% 9/11/49	240,000	164,180
3% 11/13/27	96,000	90,955
3.2% 5/11/27	200,000	191,653
3.75% 11/13/47	57,000	45,465
3.85% 5/4/43	369,000	308,844
4.3% 5/10/33	250,000	246,432
4.5% 2/23/36	90,000	87,842
HP, Inc.:
2.2% 6/17/25	160,000	154,704
4.2% 4/15/32	110,000	101,891
		2,916,769
TOTAL INFORMATION TECHNOLOGY		16,023,459
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	95,215
2.05% 5/15/30	60,000	51,407
2.7% 5/15/40	60,000	42,803
2.8% 5/15/50	100,000	64,220
Albemarle Corp.:
4.65% 6/1/27	120,000	118,068
5.65% 6/1/52	20,000	17,727
DuPont de Nemours, Inc.:
4.725% 11/15/28	35,000	34,865
5.319% 11/15/38	411,000	422,775
Eastman Chemical Co. 4.5% 12/1/28	174,000	169,099
Ecolab, Inc.:
1.3% 1/30/31	300,000	238,691
2.7% 12/15/51	20,000	12,290
International Flavors & Fragrances, Inc. 4.375% 6/1/47	50,000	38,505
Linde, Inc. 2% 8/10/50	60,000	32,594
LYB International Finance II BV 3.5% 3/2/27	166,000	159,010
LYB International Finance III LLC:
3.375% 10/1/40	20,000	14,628
3.625% 4/1/51	120,000	82,501
4.2% 10/15/49	100,000	76,691
5.5% 3/1/34	50,000	49,471
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,439
4.9% 3/27/28	160,000	158,122
5% 4/1/49	103,000	90,681
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	276,179
3.8% 8/15/49	80,000	60,369
4.5% 6/1/47	50,000	42,162
The Dow Chemical Co.:
2.1% 11/15/30	250,000	210,870
3.6% 11/15/50	200,000	139,248
4.8% 5/15/49	50,000	42,646
7.375% 11/1/29	46,000	50,647
The Mosaic Co.:
4.05% 11/15/27	90,000	86,305
5.45% 11/15/33	50,000	49,503
Westlake Corp. 3.6% 8/15/26	625,000	601,383
		3,541,114
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	100,000	82,729
2.5% 3/15/30	90,000	78,200
		160,929
Containers & Packaging - 0.1%
Amcor Group Finance 5.45% 5/23/29	150,000	150,494
Avery Dennison Corp. 2.65% 4/30/30	80,000	69,587
International Paper Co. 4.8% 6/15/44	155,000	134,051
WRKCo, Inc.:
4.2% 6/1/32	50,000	46,738
4.65% 3/15/26	290,000	285,765
		686,635
Metals & Mining - 0.2%
ArcelorMittal SA:
6.35% 6/17/54	40,000	38,848
6.75% 3/1/41 (b)	20,000	20,400
6.8% 11/29/32	80,000	84,277
Barrick Gold Corp. 5.25% 4/1/42	163,000	153,764
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	176,000	164,217
5.25% 9/8/33	90,000	90,062
Freeport-McMoRan, Inc. 5.4% 11/14/34	140,000	137,700
Newmont Corp.:
2.25% 10/1/30	100,000	85,338
2.6% 7/15/32	250,000	208,380
2.8% 10/1/29	100,000	89,770
5.45% 6/9/44	80,000	77,348
Nucor Corp. 6.4% 12/1/37	50,000	54,043
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	120,000	74,443
5.2% 11/2/40	120,000	116,242
Southern Copper Corp.:
5.875% 4/23/45	30,000	29,738
6.75% 4/16/40	50,000	54,700
Vale Overseas Ltd.:
3.75% 7/8/30	300,000	270,000
6.4% 6/28/54	60,000	59,382
		1,808,652
Paper & Forest Products - 0.1%
Suzano Austria GmbH 2.5% 9/15/28	298,000	260,762
TOTAL MATERIALS		6,458,092
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	97,832
3% 5/18/51	125,000	75,264
4.85% 4/15/49	90,000	75,841
American Homes 4 Rent LP:
4.9% 2/15/29	130,000	127,052
5.5% 2/1/34	30,000	29,499
American Tower Corp.:
2.1% 6/15/30	160,000	134,058
3.1% 6/15/50	160,000	103,273
3.6% 1/15/28	32,000	30,195
3.8% 8/15/29	70,000	65,064
5.9% 11/15/33	110,000	112,637
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	112,461
3.2% 1/15/28	203,000	190,796
Boston Properties, Inc.:
2.55% 4/1/32	90,000	70,183
2.9% 3/15/30	20,000	16,968
3.65% 2/1/26	100,000	96,506
6.75% 12/1/27	180,000	184,648
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	38,049
4.125% 5/15/29	19,000	17,933
5.5% 2/15/34	40,000	39,305
Camden Property Trust 4.9% 1/15/34	60,000	57,406
Corporate Office Properties LP 2.75% 4/15/31	50,000	41,339
Crown Castle, Inc.:
1.35% 7/15/25	79,000	75,594
2.25% 1/15/31	280,000	230,276
3.25% 1/15/51	40,000	26,559
3.7% 6/15/26	100,000	96,638
5.1% 5/1/33	160,000	154,335
CubeSmart LP 3% 2/15/30	80,000	70,823
EPR Properties 3.75% 8/15/29	70,000	62,413
Equinix Europe 2 Financing Corp. LLC 5.5% 6/15/34	170,000	169,724
ERP Operating LP:
3.5% 3/1/28	61,000	57,858
4.15% 12/1/28	330,000	318,531
Federal Realty OP LP 5.375% 5/1/28	50,000	50,055
Healthpeak OP, LLC 3% 1/15/30	140,000	124,237
Highwoods Realty LP 4.125% 3/15/28	80,000	74,744
Invitation Homes Operating Partnership LP 5.5% 8/15/33	50,000	49,293
Kilroy Realty LP 6.25% 1/15/36	40,000	37,961
Kimco Realty OP, LLC:
1.9% 3/1/28	570,000	507,974
3.3% 2/1/25	180,000	177,272
Kite Realty Group LP 5.5% 3/1/34	30,000	29,330
LXP Industrial Trust (REIT) 6.75% 11/15/28	50,000	51,853
NNN (REIT), Inc. 3% 4/15/52	100,000	62,259
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	227,774
Piedmont Operating Partnership LP 3.15% 8/15/30	30,000	23,903
Prologis LP:
1.75% 2/1/31	370,000	300,055
3% 4/15/50	145,000	93,652
Public Storage Operating Co. 5.125% 1/15/29	260,000	262,207
Realty Income Corp.:
2.1% 3/15/28	90,000	80,646
3.25% 1/15/31	220,000	194,611
3.4% 1/15/28	230,000	216,794
4.9% 7/15/33	50,000	47,795
Regency Centers LP 4.125% 3/15/28	60,000	57,763
Simon Property Group LP:
2.65% 7/15/30	125,000	108,883
3.375% 12/1/27	935,000	884,366
6.25% 1/15/34	20,000	21,095
Sun Communities Operating LP 2.7% 7/15/31	80,000	66,075
UDR, Inc. 2.1% 6/15/33	80,000	60,887
Ventas Realty LP:
4.4% 1/15/29	40,000	38,436
4.875% 4/15/49	160,000	135,768
VICI Properties LP:
4.75% 2/15/28	70,000	68,372
4.95% 2/15/30	60,000	57,884
5.125% 5/15/32	70,000	66,691
6.125% 4/1/54	40,000	38,398
Vornado Realty LP 3.5% 1/15/25	110,000	108,352
Welltower OP LLC 4.95% 9/1/48	76,000	68,785
Weyerhaeuser Co. 4% 11/15/29	160,000	150,453
WP Carey, Inc. 3.85% 7/15/29	70,000	65,357
		7,589,040
Real Estate Management & Development - 0.1%
CBRE Group, Inc. 5.95% 8/15/34	50,000	50,618
Digital Realty Trust LP 4.45% 7/15/28	120,000	116,286
Essex Portfolio LP 2.65% 3/15/32	170,000	140,687
Extra Space Storage LP:
5.4% 2/1/34	20,000	19,576
5.9% 1/15/31	150,000	153,185
Mid-America Apartments LP 5% 3/15/34	40,000	38,837
		519,189
TOTAL REAL ESTATE		8,108,229
UTILITIES - 2.2%
Electric Utilities - 1.6%
AEP Transmission Co. LLC 5.4% 3/15/53	160,000	152,931
Alabama Power Co. 6% 3/1/39	180,000	187,127
American Electric Power Co., Inc. 5.625% 3/1/33	140,000	139,484
Appalachian Power Co.:
3.3% 6/1/27	110,000	103,988
4.45% 6/1/45	18,000	14,497
4.5% 3/1/49	90,000	71,200
Arizona Public Service Co.:
2.95% 9/15/27	68,000	63,387
3.5% 12/1/49	100,000	67,938
5.55% 8/1/33	30,000	29,742
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	125,566
3.2% 9/15/49	150,000	99,787
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	173,260
Commonwealth Edison Co.:
3.2% 11/15/49	30,000	20,041
4% 3/1/48	42,000	32,626
4.9% 2/1/33	210,000	205,098
6.45% 1/15/38	50,000	54,121
Connecticut Light & Power Co. 4.9% 7/1/33	140,000	136,257
DTE Electric Co.:
3% 3/1/32	100,000	86,407
5.2% 3/1/34	60,000	59,807
5.4% 4/1/53	110,000	107,262
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	167,537
3.95% 3/15/48	31,000	23,837
4.25% 12/15/41	341,000	284,989
Duke Energy Corp.:
2.45% 6/1/30	182,000	156,271
3.75% 9/1/46	80,000	58,227
3.95% 8/15/47	250,000	186,859
4.2% 6/15/49	90,000	69,219
Duke Energy Florida LLC:
6.35% 9/15/37	110,000	117,095
6.4% 6/15/38	100,000	107,157
Duke Energy Indiana LLC 2.75% 4/1/50	100,000	60,499
Duke Energy Ohio, Inc.:
2.125% 6/1/30	70,000	59,094
3.65% 2/1/29	160,000	151,009
Duke Energy Progress LLC:
3.7% 10/15/46	170,000	125,975
5.25% 3/15/33	100,000	99,701
Entergy Corp. 0.9% 9/15/25	400,000	378,471
Entergy Louisiana LLC:
3.1% 6/15/41	110,000	79,377
4.2% 4/1/50	70,000	54,895
Entergy Mississippi LLC 5% 9/1/33	90,000	87,198
Entergy, Inc.:
3.55% 9/30/49	29,000	20,728
5.15% 1/15/33	110,000	108,820
Eversource Energy:
2.55% 3/15/31	120,000	99,763
3.3% 1/15/28	62,000	57,909
3.45% 1/15/50	60,000	41,028
5.45% 3/1/28	150,000	150,443
Exelon Corp.:
3.4% 4/15/26	150,000	145,136
4.05% 4/15/30	230,000	215,833
4.45% 4/15/46	144,000	118,749
5.45% 3/15/34	30,000	29,787
FirstEnergy Corp.:
1.6% 1/15/26	85,000	80,005
5.1% 7/15/47	140,000	120,476
Florida Power & Light Co.:
2.85% 4/1/25	317,000	310,775
2.875% 12/4/51	150,000	95,266
3.15% 10/1/49	100,000	67,998
4.05% 10/1/44	90,000	74,056
4.125% 6/1/48	26,000	21,161
5.1% 4/1/33	70,000	69,673
Georgia Power Co.:
4.95% 5/17/33	200,000	195,002
5.25% 3/15/34	100,000	99,684
Indiana Michigan Power Co. 3.75% 7/1/47	100,000	73,607
Interstate Power and Light Co.:
2.3% 6/1/30	93,000	79,419
3.6% 4/1/29	80,000	74,914
Kentucky Utilities Co. 5.125% 11/1/40	100,000	94,031
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	179,662
3.65% 8/1/48	30,000	22,512
5.8% 10/15/36	100,000	103,601
Nevada Power Co. 6% 3/15/54	20,000	20,321
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	460,621
2.44% 1/15/32	500,000	409,917
3.5% 4/1/29	140,000	130,106
Northern States Power Co.:
2.9% 3/1/50	80,000	50,962
3.4% 8/15/42	100,000	75,533
3.6% 9/15/47	50,000	36,451
NSTAR Electric Co. 4.95% 9/15/52	50,000	44,916
Oglethorpe Power Corp. 5.8% 6/1/54 (e)	100,000	97,839
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	66,493
3.75% 4/1/45	120,000	93,044
4.55% 9/15/32	150,000	143,326
5.35% 10/1/52	20,000	19,085
Pacific Gas & Electric Co.:
2.1% 8/1/27	210,000	189,478
3.3% 8/1/40	100,000	71,214
3.5% 8/1/50	682,000	445,076
5.55% 5/15/29	130,000	130,292
6.75% 1/15/53	30,000	31,138
PacifiCorp:
5.8% 1/15/55	150,000	145,239
6% 1/15/39	235,000	238,569
PECO Energy Co. 3.9% 3/1/48	96,000	74,626
PG&E Wildfire Recovery:
5.099% 6/1/54	50,000	47,834
5.212% 12/1/49	160,000	154,623
PPL Capital Funding, Inc. 4% 9/15/47	20,000	14,258
PPL Electric Utilities Corp.:
3% 10/1/49	100,000	66,152
5.25% 5/15/53	20,000	19,040
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	82,623
6.25% 9/1/37	182,000	190,722
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	61,178
2.7% 5/1/50	100,000	62,740
3.15% 1/1/50	70,000	47,942
3.6% 12/1/47	44,000	32,739
3.65% 9/1/42	70,000	54,874
5.2% 8/1/33	40,000	40,057
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	35,683
Southern California Edison Co.:
4% 4/1/47	562,000	430,104
5.75% 4/15/54	20,000	19,573
5.95% 2/1/38	50,000	50,598
Southern Co.:
3.25% 7/1/26	352,000	338,415
3.7% 4/30/30	120,000	110,633
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	136,573
Southwestern Public Service Co. 3.75% 6/15/49	80,000	57,486
Tampa Electric Co. 4.45% 6/15/49	100,000	83,747
Tucson Electric Power Co. 5.5% 4/15/53	50,000	48,159
Union Electric Co. 5.45% 3/15/53	130,000	125,038
Virginia Electric & Power Co.:
2.4% 3/30/32	60,000	49,299
3.3% 12/1/49	60,000	40,456
3.8% 9/15/47	50,000	37,070
4.6% 12/1/48	52,000	44,228
5.3% 8/15/33	50,000	49,726
5.35% 1/15/54	20,000	18,870
5.7% 8/15/53	50,000	49,719
Wisconsin Power & Light Co. 4.95% 4/1/33	100,000	96,756
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	56,553
4% 6/15/28	76,000	72,429
		12,748,117
Gas Utilities - 0.1%
Atmos Energy Corp.:
5.45% 10/15/32	180,000	182,290
5.9% 11/15/33	80,000	83,539
6.2% 11/15/53	60,000	64,591
CenterPoint Energy Resources Corp. 5.4% 7/1/34	130,000	128,724
Eastern Energy Gas Holdings LLC 2.5% 11/15/24	50,000	49,412
Piedmont Natural Gas Co., Inc. 2.5% 3/15/31	100,000	83,951
Southern California Gas Co. 5.2% 6/1/33	100,000	98,733
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	231,183
Southwest Gas Corp. 5.45% 3/23/28	76,000	76,575
		998,998
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC:
5.8% 3/1/33	130,000	132,643
6.5% 10/1/53	70,000	74,298
Southern Power Co. 4.95% 12/15/46	80,000	69,890
The AES Corp. 2.45% 1/15/31	70,000	57,632
		334,463
Multi-Utilities - 0.5%
Ameren Corp. 5.7% 12/1/26	200,000	201,584
Ameren Illinois Co.:
4.5% 3/15/49	30,000	25,583
4.95% 6/1/33	140,000	136,649
5.55% 7/1/54	50,000	49,035
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	227,342
4.45% 1/15/49	54,000	44,140
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	57,519
CMS Energy Corp. 4.875% 3/1/44	40,000	36,150
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	101,432
4.65% 12/1/48	50,000	42,673
5.2% 3/1/33	100,000	99,780
5.5% 12/1/39	256,000	252,269
6.2% 6/15/36	150,000	159,348
Consumers Energy Co.:
2.5% 5/1/60	100,000	56,245
4.625% 5/15/33	130,000	124,466
4.9% 2/15/29	110,000	109,498
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	650,372
4.6% 3/15/49	50,000	41,524
4.7% 12/1/44	26,000	22,000
7% 6/15/38	130,000	141,668
DTE Energy Co. 2.85% 10/1/26	140,000	132,531
NiSource, Inc.:
0.95% 8/15/25	280,000	265,941
2.95% 9/1/29	190,000	170,770
3.49% 5/15/27	50,000	47,703
3.95% 3/30/48	46,000	34,501
5.25% 2/15/43	156,000	143,016
Public Service Enterprise Group, Inc.:
5.85% 11/15/27	100,000	101,711
5.875% 10/15/28	70,000	71,597
6.125% 10/15/33	30,000	31,169
Puget Energy, Inc. 4.1% 6/15/30	200,000	184,006
San Diego Gas & Electric Co. 5.35% 4/1/53	100,000	94,502
Sempra 6% 10/15/39	274,000	277,172
WEC Energy Group, Inc. 4.75% 1/15/28	100,000	99,005
		4,232,901
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	280,000	211,801
TOTAL UTILITIES		18,526,280
TOTAL NONCONVERTIBLE BONDS (Cost $254,761,719)		226,982,197

U.S. Government and Government Agency Obligations - 42.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	90,070
0.5% 6/17/25	2,248,000	2,150,527
0.625% 4/22/25	258,000	248,779
0.875% 8/5/30	339,000	274,637
1.75% 7/2/24	100,000	99,989
1.875% 9/24/26	60,000	56,426
5.625% 7/15/37	100,000	109,666
Federal Farm Credit Bank 1.4% 3/10/28	900,000	802,199
Federal Home Loan Bank:
0.375% 9/4/25	160,000	151,836
0.79% 2/25/26	750,000	699,931
1.5% 8/15/24	100,000	99,509
4.75% 3/10/34	130,000	130,591
5.5% 7/15/36	150,000	163,293
Freddie Mac:
0% 11/15/38	210,000	102,765
0.375% 7/21/25	448,000	426,831
0.375% 9/23/25	231,000	218,322
6.25% 7/15/32	360,000	402,881
Tennessee Valley Authority:
0.75% 5/15/25	600,000	577,227
2.875% 2/1/27	130,000	124,468
4.25% 9/15/65	30,000	25,686
5.25% 9/15/39	200,000	207,321
5.88% 4/1/36	260,000	285,495
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,448,449
U.S. Treasury Obligations - 41.1%
U.S. Treasury Bonds:
1.125% 5/15/40	1,031,000	634,427
1.125% 8/15/40	331,000	201,548
1.25% 5/15/50	2,000	991
1.375% 11/15/40	4,440,000	2,801,536
1.375% 8/15/50	5,875,000	3,006,577
1.625% 11/15/50	4,208,000	2,303,880
1.75% 8/15/41	3,170,000	2,094,677
1.875% 2/15/41	4,015,000	2,747,295
1.875% 2/15/51	1,514,000	884,152
1.875% 11/15/51	3,115,000	1,808,160
2% 11/15/41	1,418,000	974,155
2% 8/15/51	1,564,000	939,500
2.25% 5/15/41	280,000	202,584
2.25% 8/15/46	110,000	73,326
2.25% 8/15/49	129,000	83,376
2.25% 2/15/52	1,201,000	765,075
2.375% 2/15/42	780,000	567,647
2.375% 5/15/51	2,575,000	1,695,879
2.5% 2/15/45	18,000	12,840
2.5% 2/15/46	112,000	78,916
2.5% 5/15/46	93,000	65,354
2.75% 8/15/42	197,000	151,521
2.75% 11/15/42	587,000	449,858
2.75% 8/15/47	51,000	37,150
2.75% 11/15/47	107,000	77,792
2.875% 5/15/43	20,000	15,531
2.875% 8/15/45	156,000	118,481
2.875% 5/15/49	1,000	739
2.875% 5/15/52	1,170,000	857,528
3% 5/15/42	89,000	71,443
3% 11/15/44	299,000	233,512
3% 5/15/45	4,000	3,109
3% 2/15/47	49,000	37,554
3% 5/15/47	48,000	36,716
3% 2/15/48	87,000	66,198
3% 8/15/48	3,000	2,276
3% 2/15/49	134,000	101,500
3% 8/15/52	4,160,000	3,129,588
3.125% 11/15/41	113,000	93,097
3.125% 2/15/42	65,000	53,381
3.125% 2/15/43	838,000	678,584
3.125% 8/15/44	167,000	133,463
3.125% 5/15/48	29,000	22,552
3.25% 5/15/42	400,000	332,625
3.375% 8/15/42	5,620,000	4,746,705
3.375% 5/15/44	886,000	738,149
3.375% 11/15/48	157,000	127,507
3.5% 2/15/39	8,000	7,198
3.625% 2/15/44	2,427,000	2,102,199
3.625% 2/15/53	600,000	510,422
3.625% 5/15/53	2,520,000	2,144,461
3.75% 8/15/41	45,000	40,639
3.75% 11/15/43	1,120,000	989,887
3.875% 8/15/40	52,000	48,224
3.875% 2/15/43	2,990,000	2,702,680
3.875% 5/15/43	1,750,000	1,578,857
4% 11/15/42	3,480,000	3,207,038
4% 11/15/52	4,160,000	3,789,825
4.125% 8/15/53	1,260,000	1,173,326
4.25% 2/15/54	6,841,000	6,513,915
4.375% 2/15/38	12,000	11,980
4.375% 11/15/39	24,000	23,729
4.375% 5/15/41	32,000	31,381
4.375% 8/15/43	2,070,000	1,998,035
4.5% 5/15/38	92,000	92,895
4.5% 8/15/39	17,000	17,057
4.5% 2/15/44	2,160,000	2,118,825
4.625% 5/15/44	1,590,000	1,587,019
4.625% 5/15/54	1,990,000	2,017,673
4.75% 2/15/41	48,000	49,298
4.75% 11/15/43	5,080,000	5,147,469
5.5% 8/15/28	4,000	4,177
U.S. Treasury Notes:
0.25% 5/31/25	224,000	214,193
0.25% 7/31/25	45,000	42,734
0.25% 8/31/25	2,584,000	2,444,807
0.25% 9/30/25	2,013,000	1,898,039
0.25% 10/31/25	1,394,000	1,310,088
0.375% 1/31/26	1,602,000	1,493,051
0.375% 7/31/27	509,000	448,954
0.375% 9/30/27	1,151,000	1,009,103
0.5% 2/28/26	7,878,000	7,335,772
0.5% 4/30/27	718,000	641,684
0.5% 5/31/27	1,393,000	1,241,239
0.5% 6/30/27	2,827,000	2,511,944
0.5% 10/31/27	3,232,000	2,836,964
0.625% 7/31/26	5,694,000	5,238,035
0.625% 3/31/27	1,460,000	1,313,316
0.625% 11/30/27	1,680,000	1,476,956
0.625% 12/31/27	3,820,000	3,347,573
0.625% 5/15/30	2,549,000	2,060,408
0.625% 8/15/30	360,000	288,506
0.75% 3/31/26	2,331,000	2,173,840
0.75% 4/30/26	961,000	893,805
0.75% 5/31/26	1,269,000	1,176,849
0.75% 1/31/28	98,000	86,049
1% 7/31/28	1,229,000	1,073,503
1.125% 2/28/27	691,000	631,833
1.125% 2/29/28	624,000	554,361
1.125% 8/31/28	110,000	96,375
1.25% 11/30/26	545,000	503,337
1.25% 12/31/26	2,240,000	2,064,913
1.25% 3/31/28	2,218,000	1,975,320
1.25% 4/30/28	2,488,000	2,210,627
1.25% 9/30/28	748,000	657,305
1.25% 8/15/31	6,574,000	5,335,212
1.375% 8/31/26	253,000	235,873
1.375% 10/31/28	580,000	511,442
1.5% 8/15/26	557,000	521,230
1.5% 1/31/27	5,287,000	4,892,953
1.5% 11/30/28	1,091,000	965,450
1.5% 2/15/30	876,000	751,854
1.625% 2/15/26	261,000	247,919
1.625% 5/15/26	264,000	249,253
1.625% 9/30/26	653,000	611,142
1.625% 10/31/26	457,000	426,777
1.625% 11/30/26	180,000	167,738
1.625% 8/15/29	66,000	57,835
1.75% 1/31/29	81,000	72,223
1.875% 6/30/26	589,000	557,433
1.875% 7/31/26	909,000	858,366
1.875% 2/28/29	230,000	205,958
2% 2/15/25	82,000	80,324
2% 8/15/25	50,000	48,346
2% 11/15/26	25,000	23,525
2.125% 5/15/25	13,000	12,663
2.25% 2/15/27	393,000	370,510
2.25% 8/15/27	639,000	597,041
2.25% 11/15/27	682,000	634,420
2.375% 4/30/26	405,000	388,041
2.375% 5/15/27	46,000	43,323
2.5% 2/28/26	191,000	183,882
2.5% 3/31/27	2,220,000	2,104,230
2.625% 12/31/25	331,000	320,217
2.625% 1/31/26	461,000	445,243
2.625% 5/31/27	2,770,000	2,626,955
2.625% 2/15/29	391,000	362,469
2.625% 7/31/29	4,810,000	4,432,152
2.75% 6/30/25	113,000	110,415
2.75% 4/30/27	2,550,000	2,429,473
2.75% 7/31/27	2,460,000	2,335,847
2.75% 2/15/28	363,000	342,255
2.75% 5/31/29	530,000	492,362
2.75% 8/15/32	7,776,000	6,919,729
2.875% 5/31/25	144,000	141,037
2.875% 5/15/28	216,000	204,061
2.875% 8/15/28	113,000	106,467
2.875% 5/15/32	120,000	108,117
3% 9/30/25	148,000	144,393
3% 10/31/25	130,000	126,714
3.125% 8/31/27	1,900,000	1,822,813
3.125% 11/15/28	940,000	892,596
3.125% 8/31/29	820,000	773,363
3.25% 6/30/27	70,000	67,542
3.25% 6/30/29	100,000	95,004
3.375% 5/15/33	3,460,000	3,206,582
3.5% 1/31/28	2,820,000	2,731,104
3.5% 4/30/28	4,620,000	4,466,779
3.5% 1/31/30	2,340,000	2,240,916
3.5% 4/30/30	660,000	631,022
3.5% 2/15/33	180,000	168,708
3.625% 3/31/28	1,770,000	1,720,219
3.625% 3/31/30	3,450,000	3,321,703
3.75% 4/15/26	3,540,000	3,476,667
3.75% 12/31/28	1,670,000	1,627,337
3.75% 5/31/30	2,570,000	2,488,784
3.75% 6/30/30	1,600,000	1,548,750
3.75% 12/31/30	1,360,000	1,313,781
3.875% 1/15/26	2,240,000	2,206,313
3.875% 11/30/27	1,840,000	1,804,997
3.875% 12/31/27	2,950,000	2,893,535
3.875% 11/30/29	2,450,000	2,392,961
3.875% 8/15/33	1,590,000	1,529,630
4% 2/15/26	720,000	710,269
4% 1/15/27	1,440,000	1,419,075
4% 2/29/28	3,120,000	3,072,469
4% 6/30/28	5,210,000	5,130,832
4% 1/31/29	4,380,000	4,312,589
4% 10/31/29	1,950,000	1,917,018
4% 2/28/30	1,610,000	1,580,882
4% 7/31/30	1,800,000	1,765,688
4% 1/31/31	3,980,000	3,899,934
4% 2/15/34	2,630,000	2,552,744
4.125% 6/15/26	2,680,000	2,649,222
4.125% 2/15/27	1,840,000	1,818,869
4.125% 9/30/27	4,180,000	4,132,648
4.125% 10/31/27	2,270,000	2,244,551
4.125% 7/31/28	1,940,000	1,919,463
4.125% 8/31/30	2,270,000	2,241,093
4.125% 11/15/32	2,940,000	2,890,502
4.25% 1/31/26	10,590,000	10,488,237
4.25% 3/15/27	1,280,000	1,269,750
4.25% 2/28/29	1,820,000	1,811,824
4.25% 2/28/31	4,050,000	4,026,111
4.375% 8/15/26	720,000	715,275
4.375% 11/30/28	3,730,000	3,729,417
4.375% 11/30/30	5,010,000	5,014,110
4.375% 5/15/34	3,060,000	3,060,956
4.5% 11/15/25	1,000,000	993,945
4.5% 7/15/26	2,090,000	2,081,020
4.5% 4/15/27	440,000	439,347
4.5% 5/15/27	4,550,000	4,543,957
4.5% 5/31/29	1,280,000	1,288,700
4.5% 11/15/33	4,270,000	4,309,364
4.625% 2/28/26	2,720,000	2,710,225
4.625% 6/30/26	710,000	708,638
4.625% 9/15/26	2,240,000	2,237,025
4.625% 11/15/26	2,850,000	2,848,664
4.625% 9/30/28	3,190,000	3,217,040
4.625% 4/30/31	2,500,000	2,540,234
4.625% 5/31/31	3,730,000	3,790,613
4.875% 11/30/25	3,630,000	3,625,888
4.875% 4/30/26	8,790,000	8,803,048
4.875% 5/31/26	7,660,000	7,675,559
4.875% 10/31/28	860,000	876,058
4.875% 10/31/30	990,000	1,017,960
5% 9/30/25	300,000	299,871
TOTAL U.S. TREASURY OBLIGATIONS		338,022,805
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $372,566,481)		345,471,254

U.S. Government Agency - Mortgage Securities - 26.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.9%
1.5% 2/1/36 to 4/1/52	7,479,573	6,111,685
2% 7/1/35 to 4/1/52	28,706,891	23,082,579
2.5% 1/1/27 to 5/1/53	18,503,934	15,444,197
3% 4/1/32 to 8/1/52	18,044,408	15,756,758
3.5% 2/1/27 to 6/1/52	7,763,575	7,093,996
4% 6/1/34 to 10/1/52	7,385,736	6,865,794
4.5% 10/1/39 to 8/1/53	3,393,627	3,228,033
5% 7/1/48 to 2/1/54	3,360,217	3,265,471
5.5% 5/1/44 to 6/1/54	4,237,835	4,185,359
6% 10/1/52 to 5/1/54	3,130,555	3,147,711
6.5% 4/1/43 to 6/1/54	1,465,764	1,493,383
TOTAL FANNIE MAE		89,674,966
Freddie Mac - 8.3%
1.5% 7/1/36 to 11/1/51	3,876,299	2,989,616
2% 10/1/30 to 1/1/52	25,403,300	20,402,727
2% 9/1/35	201,553	177,992
2% 11/1/35	298,805	263,877
2% 11/1/35	101,142	89,319
2.5% 4/1/27 to 4/1/52	18,409,723	15,313,611
3% 1/1/29 to 6/1/52	2,248,459	1,952,405
3% 8/1/47	28,181	24,575
3.5% 7/1/33 to 9/1/52	5,471,521	4,923,012
4% 3/1/26 to 9/1/52	4,115,685	3,844,176
4.5% 7/1/38 to 2/1/54	4,232,218	4,024,252
5% 6/1/30 to 12/1/53	4,126,976	4,016,875
5.5% 6/1/49 to 4/1/54	4,026,874	3,976,767
6% 12/1/52 to 5/1/54	2,992,974	3,021,775
6.5% 11/1/52 to 12/1/53	2,765,364	2,819,667
TOTAL FREDDIE MAC		67,840,646
Ginnie Mae - 6.3%
Ginnie Mae:
5.5% 7/1/54 (d)	650,000	644,897
5.5% 7/1/54 (d)	400,000	396,860
5.5% 8/1/54 (d)	400,000	396,672
5.5% 8/1/54 (d)	125,000	123,960
1.5% 5/20/51	100,396	78,432
2% 12/20/50 to 5/20/52	10,338,494	8,374,359
2.5% 10/20/46 to 10/20/53	10,742,075	9,047,475
3% 7/20/42 to 11/20/53	7,731,221	6,781,410
3.5% 2/20/46 to 12/20/52	5,819,194	5,263,151
4% 3/20/47 to 1/20/53	3,780,148	3,513,379
4.5% 1/20/47 to 6/20/54	3,736,294	3,561,663
5% 11/20/47 to 11/20/53	3,191,215	3,114,890
5.5% 9/20/47 to 12/20/53	2,635,426	2,616,131
6% 12/20/52 to 1/20/53	906,442	911,320
6% 7/1/54 (d)	100,000	100,430
6% 7/1/54 (d)	425,000	426,826
6% 7/1/54 (d)	325,000	326,397
6% 7/1/54 (d)	700,000	703,008
6% 7/1/54 (d)	25,000	25,107
6% 7/1/54 (d)	750,000	753,223
6% 8/1/54 (d)	600,000	602,180
6% 8/1/54 (d)	475,000	476,726
6% 8/1/54 (d)	250,000	250,908
6.5% 12/20/52 to 7/20/53	520,861	528,295
6.5% 7/1/54 (d)	1,300,000	1,318,052
6.5% 8/1/54 (d)	1,300,000	1,316,681
TOTAL GINNIE MAE		51,652,432
Uniform Mortgage Backed Securities - 0.7%
2% 7/1/54 (d)	50,000	39,105
3% 7/1/54 (d)	200,000	170,188
3% 7/1/54 (d)	300,000	255,281
3.5% 7/1/54 (d)	1,000,000	885,078
3.5% 7/1/54 (d)	100,000	88,508
3.5% 8/1/54 (d)	1,100,000	973,757
5% 7/1/54 (d)	425,000	410,739
5.5% 7/1/54 (d)	500,000	493,145
6% 7/1/54 (d)	75,000	75,211
6% 7/1/54 (d)	800,000	802,250
7% 7/1/54 (d)	1,200,000	1,233,759
Uniform Mortgage Backed Securities:
2% 7/1/39 (d)	50,000	43,949
2.5% 7/1/54 (d)	225,000	183,762
2.5% 8/1/54 (d)	75,000	61,310
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,716,042
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $243,425,208)		214,884,086

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	100,000	101,218
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	108,888
Series 2021-A2 Class A2, 1.39% 7/15/30	150,000	130,680
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	60,000	59,589
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	30,853	30,663
Series 2022-3 Class A2A, 3.97% 4/15/27	302,788	299,067
Series 2023 2 Class A3, 5.05% 1/18/28	220,000	218,965
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	400,000	403,306
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	241,068
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	156,000	154,544
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	258,000	247,645
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	220,000	217,572
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	4,352	4,341
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	192,502	190,249
Series 2022-C Class A3, 5.39% 6/15/27	150,000	149,790
Series 2023 A Class A3, 4.58% 4/15/27	220,000	218,067
TOTAL ASSET-BACKED SECURITIES (Cost $2,856,702)		2,775,652

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	104,079	101,442
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	294,760
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	85,106
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	220,000	185,656
BBCMS Mortgage Trust sequential payer Series 2024-C26 Class A5, 5.829% 5/15/57 (b)	281,000	293,069
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	331,004
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	414,049
Series 2019-B12 Class A5, 3.1156% 8/15/52	36,000	32,487
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	120,921
Bmo 2024-C9 Mtg Trust sequential payer Series 2024-C9 Class A5, 5.5494% 7/15/57	225,000	231,750
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	87,749
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	78,277
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	86,065
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	948,780
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	117,659
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	178,450
Class A5, 3.0161% 9/15/52	200,000	176,645
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	152,211
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	599,639
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	635,683
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	486,669
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	488,032
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	736,195
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	83,839
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	170,231
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	169,431
Series 2022-K140 Class A2, 2.25% 1/25/32	800,000	673,668
Series 2023-156 Class A2, 4.43% 2/25/33	125,000	121,862
Series K080 Class A2, 3.926% 7/25/28	80,000	77,309
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	123,866
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	275,915
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	116,554
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	580,502
Series K079 Class A2, 3.926% 6/25/28	20,000	19,334
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	48,919	48,741
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	229,282
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	148,722
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	396,905
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	87,051
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	319,236
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	177,144
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	480,375
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	78,752
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $13,064,007)		11,241,017

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	66,430
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	81,018
Series 2010 S1, 7.043% 4/1/50	75,000	88,655
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	172,364
Series 2010, 7.6% 11/1/40	350,000	419,320
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	129,463
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	268,929
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	135,834
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	14,896
Series 2021 C, 2.843% 11/1/46	150,000	107,092
Series 2022 A, 4.507% 11/1/51	65,000	57,691
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	66,790
3.293% 6/1/42	40,000	31,118
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	31,638
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	470,588	461,746
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	81,340
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	78,270
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	76,110
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	160,000	187,720
New York City Gen. Oblig. Series 2011 F1, 6.271% 12/1/37	100,000	106,748
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 EE, 6.011% 6/15/42	100,000	103,993
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	65,070
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	158,390
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	267,789
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	117,546
3.256% 5/15/60	150,000	100,098
Univ. of Michigan Rev. Series 2022 A, 4.454% 4/1/22	80,000	66,174
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	88,852
TOTAL MUNICIPAL SECURITIES (Cost $4,715,848)		3,631,084

Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (a)	Value ($)
Alberta Province:
1.3% 7/22/30	130,000	107,563
3.3% 3/15/28	75,000	71,534
British Columbia Province:
4.2% 7/6/33	140,000	134,166
4.9% 4/24/29	200,000	202,638
Chilean Republic:
3.24% 2/6/28	200,000	187,938
3.86% 6/21/47	325,000	252,525
4.95% 1/5/36	270,000	258,795
Indonesian Republic:
2.85% 2/14/30	200,000	176,991
3.5% 2/14/50	300,000	220,005
3.85% 10/15/30	348,000	323,640
4.1% 4/24/28	200,000	192,054
Israeli State:
2.75% 7/3/30	210,000	177,036
3.25% 1/17/28	200,000	183,229
3.375% 1/15/50	225,000	143,525
5.5% 3/12/34	200,000	189,798
Italian Republic:
2.375% 10/17/24	550,000	544,539
2.875% 10/17/29	350,000	311,543
4% 10/17/49	200,000	148,620
Korea Development Bank 1.625% 1/19/31	200,000	163,070
Korean Republic:
1% 9/16/30	230,000	185,974
4.5% 7/3/29	200,000	199,411
Ontario Province:
1.05% 5/21/27	1,413,000	1,274,724
1.125% 10/7/30	175,000	141,958
2.125% 1/21/32	200,000	167,496
2.3% 6/15/26	50,000	47,594
2.5% 4/27/26	115,000	110,169
Panamanian Republic:
3.16% 1/23/30	800,000	674,800
4.5% 4/16/50	250,000	168,438
6.7% 1/26/36	100,000	97,469
Peruvian Republic:
1.862% 12/1/32	340,000	257,550
2.78% 12/1/60	100,000	56,094
2.844% 6/20/30	190,000	166,428
3.55% 3/10/51	170,000	120,381
Philippine Republic:
2.65% 12/10/45	600,000	393,188
3% 2/1/28	200,000	186,125
5% 7/17/33	200,000	197,375
5.17% 10/13/27	200,000	200,000
6.375% 10/23/34	100,000	109,438
9.5% 2/2/30	110,000	132,584
Polish Government:
3.25% 4/6/26	73,000	71,003
4.625% 3/18/29	230,000	227,866
5.125% 9/18/34	150,000	147,585
5.5% 4/4/53	100,000	97,878
5.5% 3/18/54	100,000	97,008
Quebec Province:
1.9% 4/21/31	220,000	185,416
2.75% 4/12/27	95,000	90,226
3.625% 4/13/28	250,000	240,897
United Mexican States:
3.25% 4/16/30	1,971,000	1,732,016
3.5% 2/12/34	619,000	503,557
4.5% 1/31/50	480,000	361,050
4.75% 4/27/32	387,000	357,733
4.75% 3/8/44	120,000	96,180
6.05% 1/11/40	170,000	164,688
Uruguay Republic 7.625% 3/21/36	678,000	805,337
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,158,621)		14,054,845

Supranational Obligations - 1.0%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	147,635
Asian Development Bank:
0.375% 9/3/25	450,000	425,932
0.75% 10/8/30	100,000	79,917
1.5% 10/18/24	200,000	197,658
1.875% 1/24/30	610,000	532,725
4.5% 8/25/28	220,000	219,914
5.82% 6/16/28	110,000	114,300
Asian Infrastructure Investment Bank 4.25% 3/13/34	110,000	107,387
Corporacion Andina de Fomento 5% 1/24/29	60,000	59,865
European Investment Bank:
0.75% 9/23/30	250,000	200,585
0.875% 5/17/30	18,000	14,701
1.75% 3/15/29	1,350,000	1,195,659
3.75% 2/14/33	100,000	94,994
4.875% 2/15/36	110,000	113,481
Inter-American Development Bank:
0.625% 7/15/25	390,000	372,248
1.125% 1/13/31	290,000	235,127
1.75% 3/14/25	194,000	189,215
2.25% 6/18/29	1,029,000	928,537
4.375% 1/24/44	39,000	36,243
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	256,755
0.5% 10/28/25	218,000	205,481
0.75% 8/26/30	160,000	128,281
0.875% 5/14/30	176,000	143,644
1.25% 2/10/31	110,000	89,781
1.625% 1/15/25	155,000	151,912
2.5% 11/22/27	92,000	86,041
3.625% 9/21/29	260,000	249,843
4% 7/25/30	500,000	487,970
4.75% 11/14/33	290,000	295,781
4.75% 2/15/35	520,000	526,674
International Finance Corp. 0.75% 8/27/30	60,000	48,157
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $8,510,547)		7,936,443

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	250,000	262,780
Discover Bank 2.7% 2/6/30	500,000	429,211
PNC Bank NA 3.875% 4/10/25	260,000	256,187
Truist Bank 3.3% 5/15/26	200,000	191,636
U.S. Bank NA, Cincinnati 2.8% 1/27/25	1,000,000	984,082
TOTAL BANK NOTES (Cost $2,218,086)		2,123,896

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (f) (Cost $5,029,666)	5,028,660	5,029,666

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $923,306,885)	834,130,140
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(12,246,948)
NET ASSETS - 100.0%	821,883,192

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
Ginnie Mae 5.5% 7/1/54	(400,000)	(396,861)
Ginnie Mae 5.5% 7/1/54	(400,000)	(396,860)
Ginnie Mae 5.5% 7/1/54	(125,000)	(124,019)
6% 7/1/54	(600,000)	(602,578)
6% 7/1/54	(475,000)	(477,041)
6% 7/1/54	(250,000)	(251,074)
6.5% 7/1/54	(1,300,000)	(1,318,052)

TOTAL GINNIE MAE		(3,566,485)

Uniform Mortgage Backed Securities
2% 7/1/54	(50,000)	(39,105)
3.5% 7/1/54	(1,100,000)	(973,585)
6% 7/1/54	(500,000)	(501,407)
Uniform Mortgage Backed Securities 2.5% 7/1/54	(75,000)	(61,254)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,575,351)

TOTAL TBA SALE COMMITMENTS (Proceeds $5,157,653)		(5,141,836)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $882,321 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,187,186	101,759,027	98,916,379	83,706	(168)	-	5,029,666	0.0%
Total	2,187,186	101,759,027	98,916,379	83,706	(168)	-	5,029,666

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	226,982,197	-	226,982,197	-

U.S. Government and Government Agency Obligations	345,471,254	-	345,471,254	-

U.S. Government Agency - Mortgage Securities	214,884,086	-	214,884,086	-

Asset-Backed Securities	2,775,652	-	2,775,652	-

Commercial Mortgage Securities	11,241,017	-	11,241,017	-

Municipal Securities	3,631,084	-	3,631,084	-

Foreign Government and Government Agency Obligations	14,054,845	-	14,054,845	-

Supranational Obligations	7,936,443	-	7,936,443	-

Bank Notes	2,123,896	-	2,123,896	-

Money Market Funds	5,029,666	5,029,666	-	-
Total Investments in Securities:	834,130,140	5,029,666	829,100,474	-
Other Financial Instruments:
TBA Sale Commitments	(5,141,836)	-	(5,141,836)	-
Total Other Financial Instruments:	(5,141,836)	-	(5,141,836)	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $918,277,219)	$829,100,474
Fidelity Central Funds (cost $5,029,666)	5,029,666

Total Investment in Securities (cost $923,306,885)		$834,130,140
Cash		253,382
Foreign currency held at value (cost $84)		83
Receivable for investments sold		145,643
Receivable for TBA sale commitments		5,157,653
Receivable for fund shares sold		497,570
Interest receivable		6,389,236
Distributions receivable from Fidelity Central Funds		11,869
Total assets		846,585,576
Liabilities
Payable for investments purchased
Regular delivery	$5,318,700
Delayed delivery	13,864,778
TBA sale commitments, at value	5,141,836
Payable for fund shares redeemed	232,581
Accrued management fee	61,610
Distribution and service plan fees payable	48,519
Other affiliated payables	34,228
Other payables and accrued expenses	132
Total liabilities		24,702,384
Net Assets		$821,883,192
Net Assets consist of:
Paid in capital		$919,389,874
Total accumulated earnings (loss)		(97,506,682)
Net Assets		$821,883,192

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($581,943,278 ÷ 60,890,250 shares)		$9.56
Service Class :
Net Asset Value, offering price and redemption price per share ($10,912,062 ÷ 1,142,276 shares)		$9.55
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($229,027,852 ÷ 24,059,060 shares)		$9.52
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$13,736,717
Income from Fidelity Central Funds		83,706
Total income		13,820,423
Expenses
Management fee	$358,610
Transfer agent fees	199,228
Distribution and service plan fees	275,982
Independent trustees' fees and expenses	1,057
Miscellaneous	5,157
Total expenses before reductions	840,034
Expense reductions	(4,333)
Total expenses after reductions		835,701
Net Investment income (loss)		12,984,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,774,181)
Fidelity Central Funds	(168)
Total net realized gain (loss)		(3,774,349)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(14,419,400)
Assets and liabilities in foreign currencies	(1)
TBA Sale commitments	20,476
Total change in net unrealized appreciation (depreciation)		(14,398,925)
Net gain (loss)		(18,173,274)
Net increase (decrease) in net assets resulting from operations		$(5,188,552)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,984,722	$19,791,679
Net realized gain (loss)	(3,774,349)	(6,898,786)
Change in net unrealized appreciation (depreciation)	(14,398,925)	24,384,524
Net increase (decrease) in net assets resulting from operations	(5,188,552)	37,277,417
Distributions to shareholders	(3,702,713)	(17,505,569)

Share transactions - net increase (decrease)	52,374,551	108,820,685
Total increase (decrease) in net assets	43,483,286	128,592,533

Net Assets
Beginning of period	778,399,906	649,807,373
End of period	$821,883,192	$778,399,906

Financial Highlights
VIP Bond Index Portfolio Initial Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.40	$11.02	$11.35	$10.68	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.158	.274	.196	.132	.183	.283
Net realized and unrealized gain (loss)	(.222)	.233	(1.646)	(.353)	.621	.560
Total from investment operations	(.064)	.507	(1.450)	(.221)	.804	.843
Distributions from net investment income	(.046)	(.237)	(.170)	(.109)	(.104)	(.191)
Distributions from net realized gain	-	-	-	-	(.030)	(.032)
Total distributions	(.046)	(.237)	(.170)	(.109)	(.134)	(.223)
Net asset value, end of period	$9.56	$9.67	$9.40	$11.02	$11.35	$10.68
Total Return C,D,E	(.66) %	5.47%	(13.19)%	(1.95)%	7.53%	8.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.14% H,I	.14%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.14 % H,I	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14% H,I	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	3.34% H,I	2.89%	1.97%	1.19%	1.63%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$581,943	$558,733	$461,166	$513,626	$569,594	$258,250
Portfolio turnover rate J	57 % H	36%	33%	138%	101%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Bond Index Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.67	$9.41	$11.03	$11.37	$10.67	$10.33
Income from Investment Operations
Net investment income (loss) B,C	.153	.261	.185	.119	.171	.197
Net realized and unrealized gain (loss)	(.229)	.234	(1.645)	(.352)	.632	.359
Total from investment operations	(.076)	.495	(1.460)	(.233)	.803	.556
Distributions from net investment income	(.044)	(.235)	(.160)	(.107)	(.073)	(.184)
Distributions from net realized gain	-	-	-	-	(.030)	(.032)
Total distributions	(.044)	(.235)	(.160)	(.107)	(.103)	(.216)
Net asset value, end of period	$9.55	$9.67	$9.41	$11.03	$11.37	$10.67
Total Return D,E,F	(.78) %	5.34%	(13.27)%	(2.05)%	7.53%	5.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24% I,J	.24%	.24%	.24%	.24%	.24% I
Expenses net of fee waivers, if any	.24 % I,J	.24%	.24%	.24%	.24%	.24% I
Expenses net of all reductions	.24% I,J	.24%	.24%	.24%	.24%	.24% I
Net investment income (loss)	3.24% I,J	2.79%	1.87%	1.09%	1.53%	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,912	$11,066	$3,144	$2,759	$550	$103
Portfolio turnover rate K	57 % I	36%	33%	138%	101%	81%

AFor the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Bond Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$9.37	$10.98	$11.32	$10.68	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.145	.249	.170	.104	.161	.262
Net realized and unrealized gain (loss)	(.213)	.225	(1.636)	(.357)	.614	.556
Total from investment operations	(.068)	.474	(1.466)	(.253)	.775	.818
Distributions from net investment income	(.042)	(.214)	(.144)	(.087)	(.105)	(.166)
Distributions from net realized gain	-	-	-	-	(.030)	(.032)
Total distributions	(.042)	(.214)	(.144)	(.087)	(.135)	(.198)
Net asset value, end of period	$9.52	$9.63	$9.37	$10.98	$11.32	$10.68
Total Return C,D,E	(.70) %	5.13%	(13.38)%	(2.24)%	7.26%	8.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39% H,I	.39%	.39%	.39%	.37%	.39%
Expenses net of fee waivers, if any	.39 % H,I	.39%	.39%	.39%	.37%	.39%
Expenses net of all reductions	.39% H,I	.39%	.39%	.39%	.37%	.39%
Net investment income (loss)	3.09% H,I	2.64%	1.72%	.94%	1.40%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$229,028	$208,601	$185,497	$227,058	$215,977	$1,167
Portfolio turnover rate J	57 % H	36%	33%	138%	101%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,926,710
Gross unrealized depreciation	(89,405,377)
Net unrealized appreciation (depreciation)	$(87,478,667)
Tax cost	$921,608,807

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,527,095)
Long-term	(11,181,350)
Total capital loss carryforward	$(18,708,444)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	106,744,009	89,528,988
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$5,449
Service Class 2	270,533
$275,982

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$142,396
Service Class	2,725
Service Class 2	54,107
$199,228

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,333.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$2,721,908	$12,805,218
Service Class	51,958	230,657
Service Class 2	928,847	4,469,694
Total	$3,702,713	$17,505,569
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Bond Index Portfolio
Initial Class
Shares sold	7,677,388	13,031,159	$72,993,207	$124,143,132
Reinvestment of distributions	286,818	1,361,916	2,721,908	12,805,218
Shares redeemed	(4,870,140)	(5,646,805)	(46,087,502)	(53,362,229)
Net increase (decrease)	3,094,066	8,746,270	$29,627,613	$83,586,121
Service Class
Shares sold	206,489	1,097,939	$1,968,043	$10,375,229
Reinvestment of distributions	5,430	24,384	51,532	228,382
Shares redeemed	(214,602)	(311,509)	(2,033,993)	(2,959,926)
Net increase (decrease)	(2,683)	810,814	$(14,418)	$7,643,685
Service Class 2
Shares sold	3,842,137	4,148,380	$36,352,064	$39,219,792
Reinvestment of distributions	98,146	476,666	928,465	4,467,751
Shares redeemed	(1,531,662)	(2,761,504)	(14,519,173)	(26,096,664)
Net increase (decrease)	2,408,621	1,863,542	$22,761,356	$17,590,879
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	59%	1	31%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
VIP Bond Index Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9887311.106
VUSB-SANN-0824
Fidelity® Variable Insurance Products:

VIP Target Volatility Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Target Volatility Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Equity Funds - 80.0%
	Shares	Value ($)
Domestic Equity Funds - 46.6%
Fidelity Contrafund (a)	229,963	4,645,253
Fidelity Hedged Equity Fund (a)	40,803	505,955
Fidelity Low-Priced Stock Fund (a)	81,644	3,821,756
Fidelity U.S. Low Volatility Equity Fund (a)	37,881	436,765
iShares Core S&P 500 ETF	37,266	20,393,073
VIP Stock Selector All Cap Portfolio Investor Class (a)	5,150,892	58,514,133
TOTAL DOMESTIC EQUITY FUNDS		88,316,935
International Equity Funds - 33.4%
Fidelity Canada Fund (a)	27,185	1,812,664
Fidelity Emerging Markets Fund (a)	365,626	14,511,713
Fidelity Enhanced International ETF (a)(b)	258,607	7,328,922
Fidelity International Value Fund (a)	668,128	7,048,753
Fidelity Japan Smaller Companies Fund (a)	112,679	1,774,689
Fidelity Overseas Fund (a)	187,814	12,230,446
iShares Core MSCI EAFE ETF	204,518	14,856,188
iShares Core MSCI Emerging Markets ETF	68,668	3,675,798
TOTAL INTERNATIONAL EQUITY FUNDS		63,239,173
TOTAL EQUITY FUNDS (Cost $129,238,265)		151,556,108

Fixed-Income Funds - 18.5%
	Shares	Value ($)
Fixed-Income Funds - 18.5%
Fidelity Long-Term Treasury Bond Index Fund (a)	42,494	403,266
Fidelity Total Bond Fund (a)	3,370,824	31,685,746
Fidelity U.S. Bond Index Fund (a)	287,639	2,933,918

TOTAL FIXED-INCOME FUNDS (Cost $36,587,898)		35,022,930

Investment Companies - 0.5%
	Shares	Value ($)
Investment Companies - 0.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (Cost $845,951)	45,778	845,977

Money Market Funds - 1.3%
	Shares	Value ($)
Cash Equivalents - 1.3%
Fidelity Cash Central Fund 5.38% (c)	1,944,774	1,945,163
Fidelity Securities Lending Cash Central Fund 5.38% (c)(d)	484,252	484,300
TOTAL CASH EQUIVALENTS		2,429,463
Money Market Funds - 0.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (a)(e)	1,791	1,791
TOTAL MONEY MARKET FUNDS (Cost $2,431,254)		2,431,254

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $169,103,368)	189,856,269
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(520,759)
NET ASSETS - 100.0%	189,335,510

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,729,446	9,445,758	10,230,041	39,934	-	-	1,945,163	0.0%
Fidelity Securities Lending Cash Central Fund 5.38%	11,836,475	148,448,824	159,800,999	22,310	-	-	484,300	0.0%
Total	14,565,921	157,894,582	170,031,040	62,244	-	-	2,429,463

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	2,193,677	7,170	457,538	-	23,019	46,336	1,812,664
Fidelity Contrafund	4,275,973	20,626	685,004	3,342	140,343	893,315	4,645,253
Fidelity Emerging Markets Fund	14,932,757	30,685	1,946,900	-	108,462	1,386,709	14,511,713
Fidelity Enhanced International ETF	6,853,086	-	-	132,148	-	475,836	7,328,922
Fidelity Enhanced Large Cap Value ETF	5,430,171	-	5,873,112	52,785	1,449,039	(1,006,098)	-
Fidelity Equity-Income Fund	2,458,571	19,922	2,701,566	18,810	644,908	(421,835)	-
Fidelity Hedged Equity Fund	982,202	265	569,613	265	74,981	18,120	505,955
Fidelity International Value Fund	8,175,363	26,750	1,707,154	-	140,584	413,210	7,048,753
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	1,745	46	-	46	-	-	1,791
Fidelity Japan Smaller Companies Fund	1,698,068	-	-	-	-	76,621	1,774,689
Fidelity Long-Term Treasury Bond Index Fund	471,623	8,201	47,090	7,518	(6,393)	(23,075)	403,266
Fidelity Low-Priced Stock Fund	4,199,234	15,484	643,717	-	6,702	244,053	3,821,756
Fidelity Overseas Fund	14,119,442	46,433	2,963,905	-	215,175	813,301	12,230,446
Fidelity Total Bond Fund	38,425,479	771,478	6,799,067	714,839	(671,389)	(40,755)	31,685,746
Fidelity U.S. Bond Index Fund	3,593,376	56,203	641,306	50,938	5,230	(79,585)	2,933,918
Fidelity U.S. Low Volatility Equity Fund	975,054	1,923	609,134	-	89,023	(20,101)	436,765
Fidelity Value Discovery Fund	1,860,079	845	1,968,524	-	548,505	(440,905)	-
VIP Stock Selector All Cap Portfolio Investor Class	60,022,974	113,947	7,671,787	-	577,576	5,471,423	58,514,133
	170,668,874	1,119,978	35,285,417	980,691	3,345,765	7,806,570	147,655,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	151,556,108	151,556,108	-	-

Fixed-Income Funds	35,022,930	35,022,930	-	-

Investment Companies	845,977	845,977	-	-

Money Market Funds	2,431,254	2,431,254	-	-
Total Investments in Securities:	189,856,269	189,856,269	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $473,278) - See accompanying schedule:
Unaffiliated issuers (cost $36,203,225)	$39,771,036
Fidelity Central Funds (cost $2,429,463)	2,429,463
Other affiliated issuers (cost $130,470,680)	147,655,770

Total Investment in Securities (cost $169,103,368)		$189,856,269
Receivable for investments sold		90,229
Receivable for fund shares sold		3,932
Distributions receivable from Fidelity Central Funds		16,621
Total assets		189,967,051
Liabilities
Payable for fund shares redeemed	$95,123
Accrued management fee	23,750
Distribution and service plan fees payable	23,569
Other affiliated payables	4,799
Collateral on securities loaned	484,300
Total liabilities		631,541
Net Assets		$189,335,510
Net Assets consist of:
Paid in capital		$169,967,127
Total accumulated earnings (loss)		19,368,383
Net Assets		$189,335,510

Net Asset Value and Maximum Offering Price
Service Class :
Net Asset Value, offering price and redemption price per share ($1,459,729 ÷ 116,428 shares)		$12.54
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($187,875,781 ÷ 15,061,729 shares)		$12.47
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$404,855
Affiliated issuers		969,945
Income from Fidelity Central Funds (including $22,310 from security lending)		62,244
Total income		1,437,044
Expenses
Management fee	$192,507
Transfer agent fees	28,025
Distribution and service plan fees	239,578
Independent trustees' fees and expenses	259
Total expenses before reductions	460,369
Expense reductions	(144,380)
Total expenses after reductions		315,989
Net Investment income (loss)		1,121,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,746
Affiliated issuers	3,345,765
Capital gain distributions from underlying funds:
Affiliated issuers	10,746
Total net realized gain (loss)		3,411,257
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,244,266
Affiliated issuers	7,806,570
Total change in net unrealized appreciation (depreciation)		10,050,836
Net gain (loss)		13,462,093
Net increase (decrease) in net assets resulting from operations		$14,583,148
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,121,055	$3,839,367
Net realized gain (loss)	3,411,257	(4,576,723)
Change in net unrealized appreciation (depreciation)	10,050,836	26,376,042
Net increase (decrease) in net assets resulting from operations	14,583,148	25,638,686
Distributions to shareholders	-	(3,856,525)

Share transactions - net increase (decrease)	(20,851,986)	(28,701,243)
Total increase (decrease) in net assets	(6,268,838)	(6,919,082)

Net Assets
Beginning of period	195,604,348	202,523,430
End of period	$189,335,510	$195,604,348

Financial Highlights
VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.61	$10.39	$12.76	$13.05	$12.40	$10.86
Income from Investment Operations
Net investment income (loss) A,B	.08	.23	.17	.13	.14	.20
Net realized and unrealized gain (loss)	.85	1.24	(2.13)	1.46	.97	1.81
Total from investment operations	.93	1.47	(1.96)	1.59	1.11	2.01
Distributions from net investment income	-	(.25)	(.27)	- C	(.18)	(.19)
Distributions from net realized gain	-	-	(.14)	(1.88)	(.29)	(.28)
Total distributions	-	(.25)	(.41)	(1.88)	(.46) D	(.47)
Net asset value, end of period	$12.54	$11.61	$10.39	$12.76	$13.05	$12.40
Total Return E,F,G	8.01%	14.14%	(15.53)%	12.16%	9.13%	18.81%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.33% J	.32%	.35%	.41%	.40%	.42%
Expenses net of fee waivers, if any	.18 % J	.17%	.20%	.26%	.25%	.27%
Expenses net of all reductions	.18% J	.17%	.20%	.26%	.25%	.27%
Net investment income (loss)	1.31% J	2.10%	1.52%	.93%	1.12%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,460	$1,352	$1,210	$1,486	$1,519	$1,434
Portfolio turnover rate K	18 % J	61%	50%	64%	57%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$10.35	$12.71	$13.02	$12.37	$10.83
Income from Investment Operations
Net investment income (loss) A,B	.07	.21	.15	.11	.12	.18
Net realized and unrealized gain (loss)	.84	1.23	(2.11)	1.46	.97	1.81
Total from investment operations	.91	1.44	(1.96)	1.57	1.09	1.99
Distributions from net investment income	-	(.23)	(.26)	- C	(.16)	(.16)
Distributions from net realized gain	-	-	(.14)	(1.88)	(.29)	(.28)
Total distributions	-	(.23)	(.40)	(1.88)	(.44) D	(.45) D
Net asset value, end of period	$12.47	$11.56	$10.35	$12.71	$13.02	$12.37
Total Return E,F,G	7.87%	13.93%	(15.65)%	12.03%	8.99%	18.65%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.48% J	.47%	.50%	.56%	.56%	.57%
Expenses net of fee waivers, if any	.33 % J	.32%	.35%	.41%	.40%	.42%
Expenses net of all reductions	.33% J	.32%	.35%	.41%	.40%	.42%
Net investment income (loss)	1.16% J	1.95%	1.37%	.78%	.97%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$187,876	$194,252	$201,313	$265,197	$269,141	$290,145
Portfolio turnover rate K	18 % J	61%	50%	64%	57%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

ETF's are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,531,712
Gross unrealized depreciation	(2,177,009)
Net unrealized appreciation (depreciation)	$20,354,703
Tax cost	$169,501,566

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(5,379,046)
Total capital loss carryforward	$(5,379,046)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	17,422,056	36,348,518
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$703
Service Class 2	238,875
$239,578

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Service Class	205.03
Service Class 2	27,820.03
	28,025

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Target Volatility Portfolio	2,418	-	-
8. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Fund's average net assets until April 30, 2025. During the period, the Fund's management fee was reduced by $48,127.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement ($)
Service Class	703
Service Class 2	95,550
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	-	29,104
Service Class 2	-	3,827,421
Total	$ -	$3,856,525
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
VIP Target Volatility Portfolio
Service Class
Reinvestment of distributions	-	16	-	190
Shares redeemed	(5)	(12)	(65)	(133)
Net increase (decrease)	(5)	4	$(65)	$57
Service Class 2
Shares sold	103,929	537,799	$1,243,748	$5,874,801
Reinvestment of distributions	-	330,520	-	3,827,421
Shares redeemed	(1,842,661)	(3,516,533)	(22,095,669)	(38,403,522)
Net increase (decrease)	(1,738,732)	(2,648,214)	$(20,851,921)	$(28,701,300)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Target Volatility Portfolio	1	93%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.955018.111
VIPTV-SANN-0824
Fidelity® Variable Insurance Products:

VIP Freedom Lifetime Income® I Portfolio
VIP Freedom Lifetime Income® II Portfolio
VIP Freedom Lifetime Income® III Portfolio

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
VIP Freedom Lifetime Income® I Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 8.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,049	123,031
VIP Equity-Income Portfolio Investor Class (a)	3,746	100,356
VIP Growth & Income Portfolio Investor Class (a)	4,527	138,041
VIP Growth Portfolio Investor Class (a)	1,822	204,553
VIP Mid Cap Portfolio Investor Class (a)	814	31,671
VIP Value Portfolio Investor Class (a)	3,629	70,289
VIP Value Strategies Portfolio Investor Class (a)	2,106	34,960
TOTAL DOMESTIC EQUITY FUNDS (Cost $388,839)		702,901

International Equity Funds - 13.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	43,712	504,439
VIP Overseas Portfolio Investor Class (a)	24,834	686,168
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $869,285)		1,190,607

Bond Funds - 62.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	157,240	1,432,457
Fidelity International Bond Index Fund (a)	20,793	190,047
Fidelity Long-Term Treasury Bond Index Fund (a)	20,565	195,159
VIP High Income Portfolio Investor Class (a)	30,746	144,506
VIP Investment Grade Bond II Portfolio Investor Class (a)	374,633	3,529,040
TOTAL BOND FUNDS (Cost $5,798,328)		5,491,209

Short-Term Funds - 15.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $1,349,570)	1,349,570	1,349,570

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,406,022)	8,734,287
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	8,734,289

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,534,190	22,658	135,191	2,454	(13,682)	24,482	1,432,457
Fidelity International Bond Index Fund	228,203	7,572	44,345	2,147	(2,704)	1,321	190,047
Fidelity Long-Term Treasury Bond Index Fund	299,772	12,537	100,019	4,108	(20,679)	3,548	195,159
VIP Contrafund Portfolio Investor Class	92,117	30,930	25,368	456	1,490	23,862	123,031
VIP Emerging Markets Portfolio Investor Class	448,404	74,190	59,601	389	2,053	39,393	504,439
VIP Equity-Income Portfolio Investor Class	74,699	33,481	16,331	478	692	7,815	100,356
VIP Government Money Market Portfolio Investor Class 5.09%	1,637,802	154,517	442,749	36,052	-	-	1,349,570
VIP Growth & Income Portfolio Investor Class	102,645	43,058	24,723	851	1,091	15,970	138,041
VIP Growth Portfolio Investor Class	152,552	53,009	38,077	2,735	1,597	35,472	204,553
VIP High Income Portfolio Investor Class	148,141	1,963	9,977	64	(1,273)	5,652	144,506
VIP Investment Grade Bond II Portfolio Investor Class	3,503,069	270,492	231,007	2,181	(10,890)	(2,624)	3,529,040
VIP Mid Cap Portfolio Investor Class	23,385	10,649	4,768	490	268	2,137	31,671
VIP Overseas Portfolio Investor Class	648,231	60,937	69,977	2,468	9,613	37,364	686,168
VIP Value Portfolio Investor Class	52,128	26,801	10,331	1,284	571	1,120	70,289
VIP Value Strategies Portfolio Investor Class	25,779	13,655	5,285	416	354	457	34,960
	8,971,117	816,449	1,217,749	56,573	(31,499)	195,969	8,734,287

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	702,901	702,901	-	-

International Equity Funds	1,190,607	1,190,607	-	-

Bond Funds	5,491,209	5,491,209	-	-

Short-Term Funds	1,349,570	1,349,570	-	-
Total Investments in Securities:	8,734,287	8,734,287	-	-
VIP Freedom Lifetime Income® I Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,406,022)	$8,734,287

Total Investment in Securities (cost $8,406,022)		$8,734,287
Receivable for investments sold		31,423
Total assets		8,765,710
Liabilities
Payable for investments purchased	$31,276
Payable for fund shares redeemed	144
Other payables and accrued expenses	1
Total liabilities		31,421
Net Assets		$8,734,289
Net Assets consist of:
Paid in capital		$8,571,617
Total accumulated earnings (loss)		162,672
Net Assets		$8,734,289
Net Asset Value, offering price and redemption price per share ($8,734,289 ÷ 836,056 shares)		$10.45
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$48,977
Expenses
Independent trustees' fees and expenses	$12
Total expenses		12
Net Investment income (loss)		48,965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(31,499)
Capital gain distributions from underlying funds:
Affiliated issuers	7,596
Total net realized gain (loss)		(23,903)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	195,969
Total change in net unrealized appreciation (depreciation)		195,969
Net gain (loss)		172,066
Net increase (decrease) in net assets resulting from operations		$221,031
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,965	$312,205
Net realized gain (loss)	(23,903)	(27,863)
Change in net unrealized appreciation (depreciation)	195,969	405,756
Net increase (decrease) in net assets resulting from operations	221,031	690,098
Distributions to shareholders	(59,617)	(389,059)

Share transactions
Proceeds from sales of shares	-	104,164
Reinvestment of distributions	59,617	389,059
Cost of shares redeemed	(458,312)	(1,177,520)

Net increase (decrease) in net assets resulting from share transactions	(398,695)	(684,297)
Total increase (decrease) in net assets	(237,281)	(383,258)

Net Assets
Beginning of period	8,971,570	9,354,828
End of period	$8,734,289	$8,971,570

Other Information
Shares
Sold	-	10,652
Issued in reinvestment of distributions	5,868	38,331
Redeemed	(44,559)	(116,500)
Net increase (decrease)	(38,691)	(67,517)

Financial Highlights
VIP Freedom Lifetime Income® I Portfolio

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.26	$9.93	$12.01	$12.11	$11.49	$10.57
Income from Investment Operations
Net investment income (loss) A,B	.06	.35	.27	.22	.15	.24
Net realized and unrealized gain (loss)	.20	.42	(1.66)	.17	1.02	1.05
Total from investment operations	.26	.77	(1.39)	.39	1.17	1.29
Distributions from net investment income	(.07)	(.44)	(.24)	(.13)	(.16)	(.25)
Distributions from net realized gain	-	-	(.45)	(.36)	(.39)	(.12)
Total distributions	(.07)	(.44)	(.69)	(.49)	(.55)	(.37)
Net asset value, end of period	$10.45	$10.26	$9.93	$12.01	$12.11	$11.49
Total Return C,D,E	2.54%	7.89%	(12.01)%	3.26%	10.44%	12.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.11% I	3.43%	2.59%	1.83%	1.29%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$8,734	$8,972	$9,355	$11,934	$12,553	$12,606
Portfolio turnover rate J	19 % I	17%	63%	18%	26%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom Lifetime Income® II Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 13.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	10,521	631,552
VIP Equity-Income Portfolio Investor Class (a)	19,230	515,179
VIP Growth & Income Portfolio Investor Class (a)	23,242	708,636
VIP Growth Portfolio Investor Class (a)	9,351	1,050,047
VIP Mid Cap Portfolio Investor Class (a)	4,178	162,584
VIP Value Portfolio Investor Class (a)	18,628	360,826
VIP Value Strategies Portfolio Investor Class (a)	10,811	179,466
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,747,874)		3,608,290

International Equity Funds - 17.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	155,538	1,794,903
VIP Overseas Portfolio Investor Class (a)	99,899	2,760,219
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,207,901)		4,555,122

Bond Funds - 58.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	427,927	3,898,416
Fidelity International Bond Index Fund (a)	69,609	636,225
Fidelity Long-Term Treasury Bond Index Fund (a)	69,626	660,753
VIP High Income Portfolio Investor Class (a)	91,539	430,234
VIP Investment Grade Bond II Portfolio Investor Class (a)	1,029,221	9,695,263
TOTAL BOND FUNDS (Cost $16,252,090)		15,320,891

Short-Term Funds - 9.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $2,512,808)	2,512,808	2,512,808

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,720,673)	25,997,111
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100.0%	25,997,122

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,098,444	130,659	360,164	6,588	(29,258)	58,735	3,898,416
Fidelity International Bond Index Fund	748,692	25,929	133,826	7,077	(7,010)	2,440	636,225
Fidelity Long-Term Treasury Bond Index Fund	969,030	45,912	298,487	13,598	(74,174)	18,472	660,753
VIP Contrafund Portfolio Investor Class	564,839	53,139	124,569	2,441	33,630	104,513	631,552
VIP Emerging Markets Portfolio Investor Class	1,630,777	228,472	213,570	1,412	5,466	143,758	1,794,903
VIP Equity-Income Portfolio Investor Class	458,039	90,761	78,069	2,694	3,390	41,058	515,179
VIP Government Money Market Portfolio Investor Class 5.09%	3,140,564	459,655	1,087,411	66,669	-	-	2,512,808
VIP Growth & Income Portfolio Investor Class	629,391	102,597	113,629	4,482	6,221	84,056	708,636
VIP Growth Portfolio Investor Class	935,401	98,749	187,259	14,969	26,746	176,410	1,050,047
VIP High Income Portfolio Investor Class	434,858	10,377	27,901	187	(2,162)	15,062	430,234
VIP Investment Grade Bond II Portfolio Investor Class	9,383,686	933,138	586,184	5,867	(20,798)	(14,579)	9,695,263
VIP Mid Cap Portfolio Investor Class	143,385	28,899	22,456	2,770	1,364	11,392	162,584
VIP Overseas Portfolio Investor Class	2,709,299	184,542	328,448	10,291	53,211	141,615	2,760,219
VIP Value Portfolio Investor Class	319,630	79,760	46,586	7,232	2,663	5,359	360,826
VIP Value Strategies Portfolio Investor Class	158,070	40,862	23,208	2,332	1,513	2,229	179,466
	26,324,105	2,513,451	3,631,767	148,609	802	790,520	25,997,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	3,608,290	3,608,290	-	-

International Equity Funds	4,555,122	4,555,122	-	-

Bond Funds	15,320,891	15,320,891	-	-

Short-Term Funds	2,512,808	2,512,808	-	-
Total Investments in Securities:	25,997,111	25,997,111	-	-
VIP Freedom Lifetime Income® II Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $23,720,673)	$25,997,111

Total Investment in Securities (cost $23,720,673)		$25,997,111
Cash		6
Receivable for investments sold		112,110
Total assets		26,109,227
Liabilities
Payable for investments purchased	$111,670
Payable for fund shares redeemed	435
Total liabilities		112,105
Net Assets		$25,997,122
Net Assets consist of:
Paid in capital		$23,731,707
Total accumulated earnings (loss)		2,265,415
Net Assets		$25,997,122
Net Asset Value, offering price and redemption price per share ($25,997,122 ÷ 2,161,439 shares)		$12.03
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$108,053
Expenses
Independent trustees' fees and expenses	$35
Total expenses		35
Net Investment income (loss)		108,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	802
Capital gain distributions from underlying funds:
Affiliated issuers	40,556
Total net realized gain (loss)		41,358
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	790,520
Total change in net unrealized appreciation (depreciation)		790,520
Net gain (loss)		831,878
Net increase (decrease) in net assets resulting from operations		$939,896
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,018	$804,590
Net realized gain (loss)	41,358	199,540
Change in net unrealized appreciation (depreciation)	790,520	1,422,936
Net increase (decrease) in net assets resulting from operations	939,896	2,427,066
Distributions to shareholders	(156,101)	(992,391)

Share transactions
Proceeds from sales of shares	-	18,065
Reinvestment of distributions	156,101	992,391
Cost of shares redeemed	(1,267,748)	(2,406,984)

Net increase (decrease) in net assets resulting from share transactions	(1,111,647)	(1,396,528)
Total increase (decrease) in net assets	(327,852)	38,147

Net Assets
Beginning of period	26,324,974	26,286,827
End of period	$25,997,122	$26,324,974

Other Information
Shares
Sold	-	1,650
Issued in reinvestment of distributions	13,445	86,461
Redeemed	(107,845)	(212,331)
Net increase (decrease)	(94,400)	(124,220)

Financial Highlights
VIP Freedom Lifetime Income® II Portfolio

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$11.04	$13.96	$13.83	$12.98	$11.78
Income from Investment Operations
Net investment income (loss) A,B	.05	.35	.29	.25	.16	.26
Net realized and unrealized gain (loss)	.38	.72	(2.12)	.60	1.44	1.65
Total from investment operations	.43	1.07	(1.83)	.85	1.60	1.91
Distributions from net investment income	(.07)	(.44)	(.26)	(.15)	(.17)	(.27)
Distributions from net realized gain	-	-	(.83)	(.57)	(.58)	(.44)
Total distributions	(.07)	(.44)	(1.09)	(.72)	(.75)	(.71)
Net asset value, end of period	$12.03	$11.67	$11.04	$13.96	$13.83	$12.98
Total Return C,D,E	3.71%	9.80%	(13.83)%	6.27%	12.78%	16.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.83% I	3.07%	2.43%	1.78%	1.29%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$25,997	$26,325	$26,287	$33,250	$34,232	$33,602
Portfolio turnover rate J	19 % I	18%	63%	23%	33%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
VIP Freedom Lifetime Income® III Portfolio
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Domestic Equity Funds - 25.0%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	21,261	1,276,312
VIP Equity-Income Portfolio Investor Class (a)	38,861	1,041,091
VIP Growth & Income Portfolio Investor Class (a)	46,967	1,432,032
VIP Growth Portfolio Investor Class (a)	18,898	2,122,024
VIP Mid Cap Portfolio Investor Class (a)	8,444	328,554
VIP Value Portfolio Investor Class (a)	37,644	729,173
VIP Value Strategies Portfolio Investor Class (a)	21,847	362,667
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,716,657)		7,291,853

International Equity Funds - 24.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	229,080	2,643,581
VIP Overseas Portfolio Investor Class (a)	167,964	4,640,858
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,261,877)		7,284,439

Bond Funds - 49.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	406,042	3,699,041
Fidelity International Bond Index Fund (a)	94,046	859,578
Fidelity Long-Term Treasury Bond Index Fund (a)	133,211	1,264,170
VIP High Income Portfolio Investor Class (a)	102,992	484,063
VIP Investment Grade Bond II Portfolio Investor Class (a)	879,815	8,287,854
TOTAL BOND FUNDS (Cost $15,587,835)		14,594,706

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.09% (a)(b) (Cost $64,766)	64,766	64,766

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,631,135)	29,235,764
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100.0%	29,235,772

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,734,763	222,430	286,251	6,149	(6,847)	34,946	3,699,041
Fidelity International Bond Index Fund	954,574	59,651	148,802	9,199	(4,759)	(1,086)	859,578
Fidelity Long-Term Treasury Bond Index Fund	1,430,397	298,132	377,458	23,599	(75,370)	(11,531)	1,264,170
VIP Contrafund Portfolio Investor Class	1,170,699	59,892	231,747	4,779	70,031	207,437	1,276,312
VIP Emerging Markets Portfolio Investor Class	2,366,432	315,537	260,773	2,052	(2,497)	224,882	2,643,581
VIP Equity-Income Portfolio Investor Class	949,324	124,169	119,453	5,408	4,756	82,295	1,041,091
VIP Government Money Market Portfolio Investor Class 5.09%	569,826	170,434	675,494	5,512	-	-	64,766
VIP Growth & Income Portfolio Investor Class	1,304,477	116,451	168,002	8,847	11,099	168,007	1,432,032
VIP Growth Portfolio Investor Class	1,938,763	107,794	334,092	29,312	56,852	352,707	2,122,024
VIP High Income Portfolio Investor Class	473,088	22,444	25,740	205	(145)	14,416	484,063
VIP Investment Grade Bond II Portfolio Investor Class	7,971,340	812,276	462,510	4,990	(18,786)	(14,466)	8,287,854
VIP Mid Cap Portfolio Investor Class	297,202	43,196	36,969	5,631	2,663	22,462	328,554
VIP Overseas Portfolio Investor Class	4,469,968	266,520	419,734	17,093	54,202	269,902	4,640,858
VIP Value Portfolio Investor Class	662,492	122,355	70,047	14,498	3,970	10,403	729,173
VIP Value Strategies Portfolio Investor Class	327,639	66,776	38,385	4,702	2,372	4,265	362,667
	28,620,984	2,808,057	3,655,457	141,976	97,541	1,364,639	29,235,764

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,291,853	7,291,853	-	-

International Equity Funds	7,284,439	7,284,439	-	-

Bond Funds	14,594,706	14,594,706	-	-

Short-Term Funds	64,766	64,766	-	-
Total Investments in Securities:	29,235,764	29,235,764	-	-
VIP Freedom Lifetime Income® III Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,631,135)	$29,235,764

Total Investment in Securities (cost $24,631,135)		$29,235,764
Cash		5
Receivable for investments sold		177,932
Total assets		29,413,701
Liabilities
Payable for investments purchased	$177,448
Payable for fund shares redeemed	481
Total liabilities		177,929
Net Assets		$29,235,772
Net Assets consist of:
Paid in capital		$24,566,875
Total accumulated earnings (loss)		4,668,897
Net Assets		$29,235,772
Net Asset Value, offering price and redemption price per share ($29,235,772 ÷ 2,201,378 shares)		$13.28
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$62,839
Expenses
Independent trustees' fees and expenses	$38
Total expenses		38
Net Investment income (loss)		62,801
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	97,541
Capital gain distributions from underlying funds:
Affiliated issuers	79,137
Total net realized gain (loss)		176,678
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,364,639
Total change in net unrealized appreciation (depreciation)		1,364,639
Net gain (loss)		1,541,317
Net increase (decrease) in net assets resulting from operations		$1,604,118
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,801	$692,926
Net realized gain (loss)	176,678	352,098
Change in net unrealized appreciation (depreciation)	1,364,639	2,330,943
Net increase (decrease) in net assets resulting from operations	1,604,118	3,375,967
Distributions to shareholders	(360,852)	(855,343)

Share transactions
Proceeds from sales of shares	96,918	91,608
Reinvestment of distributions	360,852	855,343
Cost of shares redeemed	(1,086,402)	(2,614,932)

Net increase (decrease) in net assets resulting from share transactions	(628,632)	(1,667,981)
Total increase (decrease) in net assets	614,634	852,643

Net Assets
Beginning of period	28,621,138	27,768,495
End of period	$29,235,772	$28,621,138

Other Information
Shares
Sold	7,287	7,857
Issued in reinvestment of distributions	28,503	69,067
Redeemed	(84,308)	(214,663)
Net increase (decrease)	(48,518)	(137,739)

Financial Highlights
VIP Freedom Lifetime Income® III Portfolio

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.72	$11.63	$15.29	$14.72	$13.53	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.03	.30	.27	.26	.16	.26
Net realized and unrealized gain (loss)	.69	1.17	(2.58)	1.15	1.83	2.11
Total from investment operations	.72	1.47	(2.31)	1.41	1.99	2.37
Distributions from net investment income	(.06)	(.38)	(.26)	(.16)	(.17)	(.27)
Distributions from net realized gain	(.10)	-	(1.10)	(.67)	(.62)	(.47)
Total distributions	(.16)	(.38)	(1.35) C	(.84) C	(.80) C	(.73) C
Net asset value, end of period	$13.28	$12.72	$11.63	$15.29	$14.72	$13.53
Total Return D,E,F	5.74%	12.73%	(16.04)%	9.78%	15.23%	20.44%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	.44% J	2.47%	2.18%	1.73%	1.24%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$29,236	$28,621	$27,768	$36,135	$35,275	$33,018
Portfolio turnover rate K	19 % J	19%	61%	28%	35%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than $.005 per share.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.
2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
VIP Freedom Lifetime Income I Portfolio.	8,444,594	637,163	(347,470)	289,693
VIP Freedom Lifetime Income II Portfolio	23,833,119	3,206,521	(1,042,529)	2,163,992
VIP Freedom Lifetime Income III Portfolio	24,809,732	5,580,537	(1,154,505)	4,426,032

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
VIP Freedom Lifetime Income I Portfolio.	(60,164)	(79,486)	(139,650)
VIP Freedom Lifetime Income II Portfolio	(16,402)	(-)	(16,402)
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	816,449	1,217,749
VIP Freedom Lifetime Income II Portfolio	2,513,451	3,631,767
VIP Freedom Lifetime Income III Portfolio	2,808,057	3,655,457
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Freedom Lifetime Income I	100%
VIP Freedom Lifetime Income II	100%
VIP Freedom Lifetime Income III	100%
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Note: This is not applicable for any fund included in this document.

1.816202.118
VIPFLI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024